                    File Numbers: 333-140230 and 811-04294

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X


                      Post-Effective Amendment Number 36


                            Registration Statement

                                    and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X


                      Post-Effective Amendment Number 290


                           VARIABLE ANNUITY ACCOUNT



                          (Exact Name of Registrant)

                       Minnesota Life Insurance Company
                              (Name of Depositor)

            400 Robert Street North, St. Paul, Minnesota 55101-2098 (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (651) 665-3500
              (Depositor's Telephone Number, Including Area Code)

                           Gary R. Christensen, Esq.
             Senior Vice President, Secretary and General Counsel
                       Minnesota Life Insurance Company
                            400 Robert Street North
                        St. Paul, Minnesota 55101-2098
                    (Name and Address of Agent for Service)

It is proposed that this filing will became effective (check appropriate box)
[_] Immediately upon filing pursuant to paragraph (b)

[X] on May 1, 2017 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i)

[_] on (date) pursuant to paragraph (a) (i)

[_] 75 days after filing pursuant to paragraph (a) (ii)
[_] on (date) pursuant to paragraph (a) (ii) of Rule 485.
If appropriate, check the following box:
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED
   Variable Annuity Contracts

                                    PART A

                     INFORMATION REQUIRED IN A PROSPECTUS

MultiOption Extra
Variable Annuity Contract
Minnesota Life Insurance Company

[LOGO] MINNESOTA LIFE

400 Robert Street North . St. Paul, Minnesota 55101-2098 . Telephone:
1-800-362-3141 . http://www.securian.com

This Prospectus sets forth the information that a prospective investor should know before investing. It describes an individual, flexible payment, variable annuity contract (the "contract") offered by the Minnesota Life Insurance Company. This contract is designed for long term investors. It may be used in connection with all types of personal retirement plans or independent of a retirement plan.

This contract is NOT:
  .  a bank deposit or obligation
  .  federally insured
  .  endorsed by any bank or government agency

We will add a credit enhancement to your contract value each time you make a purchase payment during the first contract year. The expenses for this annuity may be higher than the expenses of an annuity without a credit enhancement. We recover the cost of providing the credit enhancements through higher fees and expenses. The credit enhancements may, over time, be more than offset by the higher expenses.

Your contract value and the amount of each variable annuity payment will vary in accordance with the performance of the investment portfolio(s)
("Portfolio(s)") you select for amounts allocated to the variable annuity account. You bear the entire investment risk for amounts allocated to those Portfolios.

You may invest your contract values in our variable annuity account or certain fixed investment options that are available.

The variable annuity account invests in the following Fund Portfolios:

[LOGO] Advantus/(R)/ CAPITAL MANAGEMENT

Securian Funds Trust
..  SFT Advantus Bond Fund -- Class 2 Shares
..  SFT Advantus Dynamic Managed Volatility Fund
..  SFT Advantus Government Money Market Fund
..  SFT Advantus Index 400 Mid-Cap Fund -- Class 2 Shares
..  SFT Advantus Index 500 Fund -- Class 2 Shares
..  SFT Advantus International Bond Fund -- Class 2 Shares
..  SFT Advantus Managed Volatility Equity Fund
..  SFT Advantus Mortgage Securities Fund -- Class 2 Shares
.. SFT Advantus Real Estate Securities Fund -- Class 2 Shares .. SFT Ivy/SM/ Growth Fund*
..  SFT Ivy/SM/ Small Cap Growth Fund*
..  SFT Pyramis(R) Core Equity Fund -- Class 2 Shares
..  SFT T. Rowe Price Value Fund


  *'Ivy' is the service mark of Ivy Distributors, Inc., an affiliate of the Waddell & Reed Investment Management Company, the funds' subadvisor.


[LOGO]        AB
      ALLIANCE BERNSTEIN
         Investments

AB Variable Products Series Fund, Inc.
..  Dynamic Asset Allocation Portfolio -- Class B Shares
..  International Value Portfolio -- Class B Shares

[LOGO] American Century
       Investments/R/

American Century Variable Portfolios, Inc.
..  VP Income & Growth Fund -- Class II Shares
American Century Variable Portfolios II, Inc.
..  VP Inflation Protection Fund -- Class II Shares

[LOGO]

American Funds Insurance Series(R)
..  Global Bond Fund - Class 2 Shares
..  Global Growth Fund - Class 2 Shares
..  Global Small Capitalization Fund - Class 2 Shares
..  Growth Fund - Class 2 Shares
..  Growth-Income Fund - Class 2 Shares
..  International Fund - Class 2 Shares
..  New World Fund(R) - Class 2 Shares
..  U.S. Government/AAA-Rated Securities Fund - Class 2 Shares

[LOGO]

Legg Mason Partners Variable Equity Trust
..  ClearBridge Variable Small Cap Growth Portfolio -- Class II Shares

[LOGO] Fidelity/(R)/
       INVESTMENTS

Fidelity(R) Variable Insurance Products Funds
..  Equity-Income Portfolio -- Service Class 2 Shares
..  Mid Cap Portfolio -- Service Class 2 Shares

[LOGO](R) FRANKLIN TEMPLETON
             INVESTMENTS



Franklin Templeton Variable Insurance Products Trust
..  Franklin Mutual Shares VIP Fund -- Class 2 Shares
..  Franklin Small Cap Value VIP Fund -- Class 2 Shares
..  Franklin Small-Mid Cap Growth VIP Fund -- Class 2 Shares
..  Templeton Developing Markets VIP Fund -- Class 2 Shares

[LOGO] Goldman Sachs Asset Management

Goldman Sachs Variable Insurance Trust
.. Goldman Sachs VIT Global Trends Allocation Fund -- Service Shares .. Goldman Sachs VIT High Quality Floating Rate Fund -- Service Shares

[LOGO]

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) .. Invesco V.I. American Value Fund -- Series II Shares
..  Invesco V.I. Comstock Fund -- Series II Shares
..  Invesco V.I. Equity and Income Fund -- Series II Shares
..  Invesco V.I. Growth and Income Fund -- Series II Shares
..  Invesco V.I. Small Cap Equity Fund -- Series II Shares


[LOGO] IVY INVESTMENTS/R/






Ivy Variable Insurance Portfolios

..  Ivy VIP Asset Strategy -- Class II Shares
..  Ivy VIP Balanced -- Class II Shares
..  Ivy VIP Core Equity -- Class II Shares
..  Ivy VIP Global Growth -- Class II Shares
..  Ivy VIP High Income -- Class II Shares
..  Ivy VIP International Core Equity -- Class II Shares
..  Ivy VIP Micro Cap Growth -- Class II Shares
..  Ivy VIP Mid Cap Growth -- Class II Shares
..  Ivy VIP Natural Resources -- Class II Shares
..  Ivy VIP Science and Technology -- Class II Shares
..  Ivy VIP Small Cap Core -- Class II Shares
..  Ivy VIP Value -- Class II Shares
..  Ivy VIP Pathfinder Moderate -- Managed Volatility -- Class II Shares
..  Ivy VIP Pathfinder Moderately Aggressive -- Managed Volatility -- Class II
   Shares
..  Ivy VIP Pathfinder Moderately Conservative -- Managed Volatility -- Class II
   Shares


[LOGO] JANUS

Janus Aspen Series

..  Balanced Portfolio -- Service Shares*
..  Flexible Bond Portfolio -- Service Shares*
..  Forty Portfolio -- Service Shares*
..  Overseas Portfolio -- Service Shares*
..  Perkins Mid Cap Value Portfolio -- Service Shares**

  *On/about May 30, 2017, "Janus Henderson" will precede the name on each of the portfolios.
 **On/about May 30, 2017, "Janus Henderson" will precede the name on each of the portfolios and "Perkins" will be removed from the name of the portfolio.


[LOGO] MFS/(SM)/




MFS(R) Variable Insurance Trust
..  MFS(R) Mid Cap Growth Series -- Service Class

MFS(R) Variable Insurance Trust II
..  MFS(R) International Value Portfolio -- Service Class

[LOGO]

Morgan Stanley Variable Insurance Fund, Inc.
..  Morgan Stanley VIF Emerging Markets Equity Portfolio -- Class II Shares

[LOGO]


ALPS Variable Investment Trust
..  Morningstar Aggressive Growth ETF Asset Allocation Portfolio -- Class II
   Shares*
..  Morningstar Balanced ETF Asset Allocation Portfolio -- Class II Shares*
.. Morningstar Conservative ETF Asset Allocation Portfolio -- Class II Shares* .. Morningstar Growth ETF Asset Allocation Portfolio -- Class II Shares*
..  Morningstar Income and Growth ETF Asset Allocation Portfolio -- Class II
   Shares*

  *These portfolios are structured as fund of funds that invest directly in shares of underlying funds, See the section entitled "An Overview of Contract Features -- The Portfolios" for additional information.

[LOGO] NEUBERGER BERMAN



Neuberger Berman Advisers Management Trust
..  Neuberger Berman AMT Socially Responsive Portfolio -- S Class Shares

[LOGO]
OppenheimerFunds/TM/
The Right Way to Invest

Oppenheimer Variable Account Funds
..  Main Street Small Cap Fund(R)/VA -- Service Shares
..  Oppenheimer International Growth Fund/VA -- Service Shares



PIMCO Variable Insurance Trust
.. PIMCO VIT Global Diversified Allocation Portfolio -- Advisor Class Shares .. PIMCO VIT Low Duration Portfolio -- Advisor Class Shares
..  PIMCO VIT Total Return Portfolio -- Advisor Class Shares

[LOGO] Putnam Investments

Putnam Variable Trust
..  Putnam VT Equity Income Fund -- Class IB Shares

..  Putnam VT Growth and Income Fund -- Class IB Shares (on/about May 15, 2017, will merge into Putnam VT Equity Income Fund)
..  Putnam VT Growth Opportunities -- Class IB Shares

..  Putnam VT International Equity Fund -- Class IB Shares
..  Putnam VT Multi-Cap Growth Fund -- Class IB Shares

[LOGO] TOPS/R/


Northern Lights Variable Trust
..  TOPS(R) Managed Risk Balanced ETF Portfolio -- Class 2 Shares
..  TOPS(R) Managed Risk Flex ETF Portfolio
..  TOPS(R) Managed Risk Growth ETF Portfolio -- Class 2 Shares
..  TOPS(R) Managed Risk Moderate Growth ETF Portfolio -- Class 2 Shares

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling:
1-800-362-3141 or by writing to us at the address shown above. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus should be read carefully and retained for future reference.

The date of this Prospectus and of the Statement of Additional Information is:
May 1, 2017.

                               TABLE OF CONTENTS

                                                                  PAGE
          SPECIAL TERMS..........................................   1
          HOW TO CONTACT US......................................   4
          AN OVERVIEW OF CONTRACT FEATURES.......................   4
          CONTRACT CHARGES AND EXPENSES..........................  15
          CONDENSED FINANCIAL INFORMATION AND FINANCIAL
           STATEMENTS............................................  20
          DESCRIPTION OF THE CONTRACT............................  26
            Right of Cancellation or "Free Look".................  26
            1035 Exchanges or Replacements.......................  27
            Purchase Payments....................................  27
            Credit Enhancement and Recapture.....................  27
            Automatic Purchase Plan..............................  29
            Purchase Payment Allocation Options..................  29
            Focused Portfolio Strategies or Models...............  29
            CustomChoice Allocation Option.......................  30
            SimpleChoice Asset Allocation Portfolios.............  34
            Transfers............................................  35
            Market Timing and Disruptive Trading.................  36
            Systematic Transfer Arrangements.....................  37
               Automatic Portfolio Rebalancing...................  37
               Dollar Cost Averaging.............................  38
               DCA Fixed Account Option..........................  38
            Purchase Payments and Value of the Contract..........  39
               Crediting Accumulation Units......................  39
               Value of the Contract.............................  40
               Accumulation Unit Value...........................  40
            Net Investment Factor for Each Valuation Period......  41
            Redemptions, Withdrawals and Surrender...............  41
            Modification and Termination of the Contract.........  42
            Assignment...........................................  42
            Deferment of Payment.................................  43
            Confirmation Statements and Reports..................  43
          CONTRACT CHARGES AND FEES..............................  43
            Deferred Sales Charge................................  43
            Nursing Home or Terminal Illness Waiver..............  45
            Mortality and Expense Risk Charge....................  45
            Administrative Charge................................  46
            Annual Maintenance Fee...............................  46
            Optional Contract Rider Charges......................  46
            Premium Taxes........................................  53
            Transfer Charges.....................................  53
            Market Value Adjustment..............................  53
            Underlying Portfolio Charges.........................  53
          ANNUITIZATION BENEFITS AND OPTIONS.....................  54
            Annuity Payments.....................................  54
            Electing the Retirement Date and Annuity Option......  54
            Annuity Options......................................  55
            Calculation of Your First Annuity Payment............  56
            Amount of Subsequent Variable Annuity Payments.......  57
            Value of the Annuity Unit............................  57
            Transfers after you have Annuitized your Contract....  57
          DEATH BENEFITS.........................................  58
            Before Annuity Payments Begin........................  58
            Optional Death Benefits..............................  60
               Highest Anniversary Value II (HAV II) Death
                Benefit Option...................................  61
               Premier II Death Benefit Option...................  62
               Estate Enhancement Benefit II (EEB II)
                Option...........................................  63
               MyPath Highest Anniversary Death Benefit
                (MyPath DB) (Single and Joint) Option............  64
               Highest Anniversary Value Death Benefit
                Option...........................................  67
               Premier Death Benefit Option......................  69
               Estate Enhancement Benefit (EEB) Option...........  71
            Death Benefits After Annuity Payments Begin..........  72
            Abandoned Property Requirements......................  72
          OTHER CONTRACT OPTIONS (LIVING BENEFITS)...............  73
            MyPath Lifetime Income Optional Riders...............  74
            Guaranteed Minimum Income Benefit (GMIB)
             Option.............................................. 119
            Encore Lifetime Income -- Single (Encore -- Single)
             Option.............................................. 127
            Encore Lifetime Income -- Joint (Encore -- Joint)
             Option.............................................. 134
            Ovation Lifetime Income II -- Single (Ovation II --
             Single) Option...................................... 142


                                                                  PAGE
            Ovation Lifetime Income II -- Joint
             (Ovation II -- Joint) Option........................ 151
            Ovation Lifetime Income -- Single (Ovation --
             Single) Option...................................... 159
            Ovation Lifetime Income -- Joint (Ovation -- Joint)
             Option.............................................. 168
            Guaranteed Income Provider Benefit (GIPB)
             Option.............................................. 176
            Guaranteed Minimum Withdrawal Benefit (GMWB)
             Option.............................................. 179
            Guaranteed Lifetime Withdrawal Benefit (GLWB)
             Option.............................................. 184
            Guaranteed Lifetime Withdrawal Benefit II- Single
             (GLWB II-Single) Option............................. 190
            Guaranteed Lifetime Withdrawal Benefit II- Joint
             (GLWB II-Joint) Option.............................. 197
          GENERAL INFORMATION.................................... 204
            The Company -- Minnesota Life Insurance
             Company............................................. 204
            The Separate Account -- Variable Annuity
             Account............................................. 205
            Changes to the Separate Account -- Additions,
             Deletions or Substitutions.......................... 205
            Compensation Paid for the Sale of Contracts.......... 206
            Payments Made by Underlying Mutual Funds............. 208
            Fixed Account(s) and the Guaranteed Term
             Account............................................. 209
          VOTING RIGHTS.......................................... 211
          FEDERAL TAX STATUS..................................... 212
          PERFORMANCE DATA....................................... 220
          CYBERSECURITY.......................................... 220
          STATEMENT OF ADDITIONAL INFORMATION.................... 220
          APPENDIX A -- Condensed Financial Information and
           Financial Statements.................................. A-1
          APPENDIX B -- Illustration of Variable Annuity
           Values................................................ B-1
            Illustration of Variable Annuity Income.............. B-1
            Illustration of Market Value Adjustments............. B-2
          APPENDIX C -- Types of Qualified Plans................. C-1
          APPENDIX D -- Examples Illustrating the Guaranteed
           Income Provider Benefit Option........................ D-1
          APPENDIX E -- Examples of the Guaranteed Minimum
           Withdrawal Benefit Option............................. E-1
          APPENDIX F -- Examples of the Guaranteed Lifetime
           Withdrawal Benefit Option............................. F-1
          APPENDIX G -- Examples Illustrating Recapture of
           Credit Enhancements................................... G-1
          APPENDIX H -- Examples of the Guaranteed Lifetime
           Withdrawal Benefit II-Single and Joint Options........ H-1
          APPENDIX I -- Examples of the Guaranteed Minimum
           Income Benefit Option................................. I-1
          APPENDIX J -- Examples of the Encore Lifetime Income
           Single and Joint Options.............................. J-1
          APPENDIX K -- Examples of the Ovation Lifetime
           Income Single and Joint Options....................... K-1
          APPENDIX L -- Examples of the Ovation Lifetime
           Income II Single and Joint Options.................... L-1
          APPENDIX M -- Examples of the Highest Anniversary
           Value II Death Benefit Rider.......................... M-1
          APPENDIX N -- Examples of the Premier II Death
           Benefit Option........................................ N-1
          APPENDIX O -- Examples of the Estate Enhancement
           Benefit II Option..................................... O-1
          APPENDIX P -- Examples of the MyPath Highest
           Anniversary Death Benefit Single and Joint
           Options............................................... P-1
          APPENDIX Q -- Examples of the MyPath Core Flex
           Single and Joint Options.............................. Q-1
          APPENDIX R -- Examples of the MyPath Ascend Single
           and Joint Options..................................... R-1
          APPENDIX S -- Examples of the MyPath Summit Single
           and Joint Options..................................... S-1
          APPENDIX T -- Examples of the MyPath Value Single
           and Joint Options..................................... T-1
          APPENDIX U -- Examples of the MyPath Ascend 2.0
           Single and Joint Options.............................. U-1
          APPENDIX V -- Historic Benefit Base Enhancement
           Rates and Annual Income Percentages................... V-1

--------------------------------------------------------------------------------
THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESPERSON, REPRESENTATIVE OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, YOU SHOULD NOT RELY ON THEM.
--------------------------------------------------------------------------------

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting unit of measure used to calculate the value of a sub-account of the variable annuity account, of this contract before annuity payments begin.


ACCUMULATION UNIT VALUE: the value of an Accumulation Unit. Accumulation Unit Value of any Sub-account is subject to change on any Business Day in much the same way that the value of a mutual fund share changes each day. The fluctuations in value reflect the investment results, expenses of and charges against the Portfolio in which the Sub-Account invests its assets. Fluctuations also reflect charges against the Separate Account.


ANNUITANT: the person named as annuitant upon whose lifetime annuity payment benefits will be determined under this contract. An annuitant's life may also be used to determine the value of death benefits and to determine the maturity date. If the annuitant is other than the owner and dies prior to the annuity commencement date, the owner may name a new annuitant.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting unit of measure used to calculate the value of annuity payments under a variable annuity income option.

ASSUMED INVESTMENT RETURN: the annual investment return (AIR) used to determine the amount of the initial variable annuity payment. Currently the AIR is equal to 4.5%.

BENEFICIARY: the person, persons or entity designated to receive any death benefit proceeds payable on the death of any contract owner prior to the annuity commencement date; or to receive any remaining annuity benefits payable on the death of the annuitant after the annuity commencement date. Prior to the annuity commencement date the beneficiary will be the first person on the following list who is alive on the date of death; the joint contract owner (if any), the primary (class 1) beneficiary, the secondary (class 2) beneficiary or, if none of the above is alive, to the executor or administrator of your estate.


BUSINESS DAY: generally, any day on which the New York Stock Exchange (NYSE) is open for trading. The Company's Business Day ends at 3:00 p.m. (Central
Time) or the close of regular trading of the NYSE, if earlier.


CODE:  the Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: the present value of any remaining period certain payments payable in a lump sum. The value will be based upon the then current dollar amount of one payment and the same interest rate that served as a basis for the annuity. If a commuted value is elected for a period certain on a variable annuity payment during the life of the annuitant, a deferred sales charge may apply.

CONTRACT ANNIVERSARY: the same day and month as the contract date for each succeeding year of this contract.

CONTRACT DATE: the effective date of your contract. It is also the date from which we determine contract anniversaries and contract years.

CONTRACT OWNER: the owner of the contract, which could be a natural person(s), or by a corporation, trust, or custodial account that holds the contract as agent for the sole benefit of a natural person(s). The owner has all rights under this contract.

CONTRACT VALUE: the sum of your values in the DCA Fixed Account, Fixed Account, the guarantee periods of the guaranteed term account, and the sub-accounts of the variable annuity account on any valuation date prior to the annuity commencement date.

CONTRACT YEAR: a period of one year beginning with the contract date and continuing up to (but not including) the next contract anniversary or beginning with a contract anniversary and continuing up to (but not including) the next contract anniversary.

CREDIT ENHANCEMENT: an amount added to the contract value equal to a percentage of each purchase payment received during the first contract year.

DESIGNATED LIFE: for the applicable optional death benefit and optional living benefit riders, the "Designated Life" is the owner of the contract, or the annuitant in the case of an owner that is not a natural person, unless otherwise agreed to by us. The Designated Life will be used to determine the benefits under the single versions of the optional riders. The Designated Life will be shown on your contract rider. For the single versions of the optional rider, a Designated Life may not be added or changed after the rider effective date. For joint versions of the optional rider, an owner must be a natural person.

DOLLAR COST AVERAGING (DCA) FIXED ACCOUNT: the DCA Fixed Account provides dollar cost averaging options that are available for purchase payment allocations. Any purchase payments allocated to a DCA Fixed Account option will be transferred in approximately equal installments to your selected sub-accounts of the variable annuity account over a specific time period based on the DCA Fixed Account option elected. Making transfers in this fashion is also known as dollar cost averaging. Amounts allocated to the DCA Fixed Account options are part of our general account. You may not transfer amounts from the Fixed Account, the Guaranteed Term Account, or the sub-accounts to the DCA Fixed Account.

FIXED ACCOUNT: the fixed account is only available for fixed dollar annuity payments. You may not elect to transfer amounts to the fixed account. If you elect fixed dollar annuity payments, your contract value will automatically be transferred to the fixed account as of the date we receive your written request electing annuity payments. For any period prior to the annuity commencement date, interest will be credited on amounts in the fixed account at an annual rate at least equal to the guaranteed rate shown on page one of your contract. Amounts in the fixed account are part of our General Account.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.


GENERAL ACCOUNT: includes assets held in the Fixed Account, DCA Fixed Account and all other Company assets not allocated to a Separate Account. General Account assets are subject to the financial strength and claims paying ability of the Company.


GUARANTEE PERIOD: in the Guaranteed Term Account, a period of one or more years, for which the current interest rate is guaranteed. Allocation to a particular guarantee period is an allocation to the guaranteed term account.

GUARANTEED TERM ACCOUNT: Not available to contracts issued on or after June 1, 2011 (or such later date if approved later in your state); a non-unitized separate account providing guarantee periods of different lengths. Purchase payments or transfers may be allocated to one or more of the available guarantee periods within the guaranteed term account. Amounts allocated are credited with interest rates guaranteed by us for the entire guarantee period. The assets of the guaranteed term account are ours and are not subject to claims arising out of any other business of ours.

JOINT ANNUITANT: the person named as joint annuitant upon whose life, together with the annuitant, annuity payments may be determined. If joint annuitants are named, all references to annuitant shall mean the joint annuitants.

JOINT DESIGNATED LIFE AND DESIGNATED LIVES: for the applicable optional death benefit and optional living benefit riders, the "Joint Designated Life" is either the joint owner or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse of the Designated Life. "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the joint versions of the optional riders. The Designated Life and Joint Designated Life will be shown on your contract rider. A Joint Designated Life may be removed because of divorce, but otherwise may not be added or changed after the rider effective date. The joint versions of the optional riders are not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing the joint version of an optional rider if you have questions about your spouse's status under federal law.

JOINT OWNER: if more than one owner has been designated, each owner shall be a joint owner of the contract. Joint owners have equal ownership rights and must both authorize any exercising of those ownership rights unless otherwise permitted by us.

MARKET VALUE ADJUSTMENT ("MVA"): the adjustment made to any amount you withdraw, surrender, apply to provide annuity payments, or transfer from a guarantee period of the guaranteed term account prior to the renewal date. This adjustment may be positive or negative and reflects the impact of changes in applicable interest rates between the time the purchase payment, transfer, or renewal is allocated to the guaranteed term account and the time of the withdrawal, surrender, annuity payment election or transfer.

NET INVESTMENT FACTOR: the net investment factor for a valuation period is the gross investment rate for such valuation period less a deduction for the charges to the variable account including any applicable optional benefit riders. The gross investment factor is a measure of the performance of the underlying fund after deductions for all charges to the variable account including those for applicable optional benefit riders.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

PORTFOLIO(S), FUND(S): the mutual funds whose separate investment portfolios we have designated as eligible investments for the variable annuity account. Each sub-account of the variable annuity account invests in a different portfolio. Currently these include the portfolios shown on the cover page of this prospectus.

PRO-RATA BASIS: values adjusted on a pro-rata basis means that the value being adjusted will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a)is the value that is being adjusted immediately prior to the withdrawal,

   (b)is the total amount withdrawn, including any applicable charges, and

   (c)is the contract value immediately prior to the withdrawal.

PURCHASE PAYMENTS: amounts paid to us under your contract in consideration of the benefits provided.

RATE SHEET PROSPECTUS SUPPLEMENT: Supplements to the Prospectus that we periodically file with the SEC that provide and modify certain rates associated with optional living benefit riders. Rate Sheet Prospectus Supplements disclose the benefit base enhancement rate and annual income percentage that will be available for new contract purchases for a specified period. Current Rate Sheet Prospectus Supplements are available to Owners at the time of new contract purchases.

RECAPTURE: recapture is a reimbursement to us for the credit enhancements we added to your contract that is applied as described in the Credit Enhancement and Recapture section of this prospectus.

SEPARATE ACCOUNT: a separate investment account for which the investment experience of its assets is separate from that of our other assets.

SUB-ACCOUNT: a division of the variable annuity account. Each sub-account invests in a different portfolio.

VALUATION DATE OR VALUATION DAYS:  each date on which a portfolio is valued.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the portfolios.

VARIABLE ANNUITY ACCOUNT: a separate investment account called the variable annuity account. The investment experience of its assets is separate from that of our other assets.

VARIABLE CONTRACT VALUE: the sum of your values in the sub-accounts of the variable annuity account on any valuation date prior to the annuity commencement date. After the annuity commencement date, this is the value of any reserves that are used to support your variable annuity payment on any valuation date.

WE, OUR, US:  Minnesota Life Insurance Company.

YOU, YOUR:  the contract owner.

HOW TO CONTACT US

We make it easy for you to find information on your annuity. Here's how you can get the answers you need.

ON THE INTERNET

Visit our eService Center 24 hours a day, 7 days a week at www.securian.com. Our eService Center offers the following (when applicable):

                                    [GRAPHIC]  .  Account values
                                               .  Variable investment performance
                                               .  Interest rates (when applicable)
                                               .  Service forms
                                               .  Beneficiary information
                                               .  Transaction tools to allow transfers
                                               .  Contribution and transaction history

ANNUITY SERVICE LINE

                                    [GRAPHIC]  .  Call our service line at 1-800-362-3141 to speak with one of our customer service representatives. They're available
                                                  Monday through Friday from 7:30 a.m. to 4:30 p.m.
                                                  Central Time during normal business days.

BY MAIL

                                    [GRAPHIC]  .  Purchase Payments, service requests, and inquiries sent by regular mail should be sent to:
                                                   Minnesota Life
                                                   Annuity Services
                                                   P.O. Box 64628
                                                   St. Paul, MN 55164-0628
                                               .  All overnight express mail should be sent to:
                                                   Annuity Services A3-9999
                                                   400 Robert Street North
                                                   St. Paul, MN 55101-2098

              To receive a current copy of the MultiOption(R) Extra Variable Annuity Statement of Additional
                Information (SAI) without charge, call 1-800-362-3141, or complete and detach the following and send it to:
                  Minnesota Life Insurance Company
                  Annuity Services
                  P.O. Box 64628
                  St. Paul, MN 55164-0628

                          Name __________
                          Address _______
                          City State Zip

AN OVERVIEW OF CONTRACT FEATURES

ANNUITY CONTRACTS

An annuity is a contract between an Owner and an insurance company, where the insurance company promises to pay you an income in the form of Annuity Payments. These payments begin on a designated date, referred to as the Annuity Commencement Date. An annuity contract may be "deferred" or "immediate". An immediate annuity contract is one in which Annuity Payments begin right away, generally within a month or two after our receipt of your Purchase Payment. A deferred annuity delays your Annuity Payments until a later date. During this deferral period, also known as the accumulation period, your annuity Purchase Payments and any earnings accumulate on a tax deferred basis. Tax deferral means you are not taxed until you take money out of your annuity.

TYPE OF CONTRACT

The Contract is a variable annuity because the value of your contract can increase or decrease based on the investment experience of the Portfolios in the Separate Account. If you invest in the Separate Account, the amount of money you accumulate in your contract during the accumulation phase depends upon the performance of the Portfolios you select. You can lose money for amounts you allocate to the Separate Account. If you choose a Variable Annuity for the income phase, the amount of Annuity Payments you receive from the Separate Account also depend upon the investment performance of your Portfolios. GUARANTEES PROVIDED BY THE INSURANCE COMPANY AS TO THE BENEFITS PROMISED IN THE CONTRACT ARE SUBJECT TO THE CLAIMS PAYING ABILITY OF THE INSURANCE COMPANY AND ARE SUBJECT TO THE RISK THAT THE INSURANCE COMPANY MAY DEFAULT ON ITS OBLIGATIONS UNDER THOSE GUARANTEES.

Below is a summary of certain contract features and expenses. PLEASE SEE THE CORRESPONDING SECTION OF THE PROSPECTUS FOR COMPLETE DETAILS, RESTRICTIONS OR LIMITATIONS THAT MAY APPLY. YOUR CONTRACT HAS A RIGHT OF CANCELLATION WHICH IS DESCRIBED IN DETAIL IN THE SECTION ENTITLED "RIGHT OF CANCELLATION OR FREE LOOK". Charges that apply to your Contract may be found in the section entitled "Contract Charges and Fees".

State variations of certain features may exist and the Contract may not be available in every state. The state in which your Contract is issued governs whether or not certain features, riders, charges or fees are available or will vary under your Contract. These variations are reflected in your Contract and in riders or endorsements to your Contract. In addition, we may offer other Variable Annuity contracts which could be more or less expensive, or have different benefits from this Contract. See your registered representative for more information and to help determine if this product is right for you.

CREDIT ENHANCEMENT

This annuity is also known as a "bonus" annuity because each time that you make a purchase payment, during the first contract year and prior to the first contract anniversary, we will credit an amount to your contract value called a credit enhancement. The amount of the credit enhancement is equal to 7% of each purchase payment.

Credit enhancements will be allocated among the investment options in the same proportion as your purchase payment(s).

We will "recapture" all or part of the credit enhancement(s) in certain circumstances.

  . We will recapture credit enhancements if you cancel your contract under the "free look" provision;

  . We will recapture credit enhancements added to your contract 12 months prior to your death, if a death benefit is paid (unless the contract is assumed by a surviving spouse); and

  . We may recapture credit enhancements if you make a withdrawal or surrender request, or request to apply amounts to provide annuity payments (i.e., annuitize the contract) in the first seven years.

A more detailed discussion of the credit enhancement, vesting and recapture is found in the section entitled "Credit Enhancement and Recapture".

It might not be beneficial to purchase this contract if you know you will experience an event that will be subject to the recapture provisions.

This contract has a longer deferred sales charge period and has higher expenses than many contracts that do not offer a credit enhancement. The credit enhancements applied to your contract may be more than offset by the higher expenses of the contract.

We offer other variable annuity contracts which do not include a credit enhancement, which have lower charges and a shorter deferred sales charge period. You should discuss your particular circumstances with your registered representative to be certain that a variable annuity with a credit enhancement, or bonus, is appropriate for you. Some of the factors you may wish to consider include:

  .  The length of time you plan to continue to own the contract.

  .  Your need for access to amounts held in the contract.

  .  The frequency and amount of any anticipated withdrawals.

  .  The amount of your purchase payments and when they will be received by us.

  .  When you plan to annuitize your contract.

*PURCHASE PAYMENTS:

        Initial Minimum                 $10,000

        Subsequent Payment Minimum      $500
                                        ($100 for automatic payment plans)

   * PLEASE NOTE: If you intend to use this contract as part of a qualified retirement plan or IRA, the qualified plan or IRA may have contribution minimums which are different than those that apply to this contract. You should consult your tax advisor to ensure that you meet all of the requirements and limitations that may apply to your situation.

INVESTMENT OPTIONS:

    DCA Fixed Account (new purchase payments only)      6 month option
    DCA Fixed Account (new purchase payments only)      12 month option

   +Guaranteed Term Account
                                                        3 year guarantee period*
                                                        5 year guarantee period*
                                                        7 year guarantee period*
                                                        10 year guarantee period*

    Variable Annuity Account
                                                        See the list of portfolios on the cover page

   * Subject to market value adjustment on early withdrawal -- see "General Information" for additional details. The 3 year period is not currently available.
   + Not available to contracts issued on or after June 1, 2011 (or such later date if approved later in your state).

WITHDRAWALS:

                        Minimum Withdrawal Amount      $250

   (Withdrawals and surrenders may be subject to deferred sales charges, recapture of credit enhancements, and/or market value adjustment depending upon how your contract value is allocated.)

In certain cases the deferred sales charge ("DSC") is waived on withdrawal or surrender. The following DSC waivers are included in this contract if the withdrawal or surrender is after the first contract anniversary:

  .  Nursing Home Waiver

  .  Terminal Illness Waiver

State variations may apply to these waivers. See your representative and see "Contract Charges and Fees" for more details. The DSC is also waived at death and upon annuitization.

DEATH BENEFIT AND OPTIONAL DEATH BENEFITS

We have suspended the availability of the following optional riders:

  .  Highest Anniversary Value Death Benefit Option (effective December 7, 2012)

  .  Premier Death Benefit Option (effective December 7, 2012)

  .  Estate Enhancement Benefit Option (effective December 7, 2012)

Your contract provides a standard guaranteed minimum death benefit. Certain optional death benefits may also be selected for an additional charge and may provide the opportunity for a larger death benefit. The optional death benefits include:

  .  HIGHEST ANNIVERSARY VALUE II (HAV II) DEATH BENEFIT OPTION,

  .  PREMIER II DEATH BENEFIT (PDB II) OPTION, and

  . MYPATH(TM) HIGHEST ANNIVERSARY DEATH BENEFIT (MYPATH DB) (SINGLE AND JOINT) OPTION. This rider is only available when you also elect to buy a MyPath Core Flex or MyPath Value optional living benefit rider.

In addition to the HAV II and PDB II optional riders, you may also elect the ESTATE ENHANCEMENT BENEFIT II (EEB II) OPTION for an additional charge. This optional contract rider provides for an additional amount to be included in the death benefit proceeds when the death benefit proceeds become payable under your contract. It is intended to provide additional amounts to help offset expenses that may be due upon your death, such as federal and state taxes that may be payable on any taxable gains in your contract.

Once you elect an optional rider, you may not cancel it. Please refer to the section entitled "Optional Death Benefits" later in the prospectus for a complete description of each rider, its benefits, limitations, and restrictions. Please also refer to the section entitled "Optional Contract Rider Charges" later in the prospectus for a complete description of the rider charges.

ALLOCATION OF CONTRACT VALUES

You can change your allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. Before annuity payments begin, you may transfer all or a part of your contract value among the portfolios and/or one or more of the guarantee periods of the guaranteed term account, if available. A market value adjustment may apply if you move amounts from the guaranteed term account prior to the end of a guarantee period. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts or to a fixed annuity, subject to some restrictions. During the annuity period, annuity reserves may only be transferred from a variable annuity to a fixed annuity; you may not transfer from fixed annuity reserves to variable annuity reserves.

AVAILABLE ANNUITY OPTIONS

After the second contract anniversary you may choose to annuitize your contract.

The annuity options available include a life annuity; a life annuity with a period certain of 120 months, 180 months, or 240 months; a joint and last survivor annuity; and a period certain annuity. Each annuity option may be elected as a variable or fixed annuity or a combination of the two. Other annuity options may be available from us on request.


OTHER OPTIONAL RIDERS -- NO LONGER AVAILABLE


We have suspended the availability of the following optional riders:

  .  MyPath Ascend -- Single and Joint Options (effective October 15, 2014)
  .  Guaranteed Minimum Income Benefit (effective October 4, 2013)
  .  Encore Lifetime Income -- Single (effective October 4, 2013)
  .  Encore Lifetime Income -- Joint (effective October 4, 2013)
  .  Ovation Lifetime Income II -- Single (effective October 4, 2013)
  .  Ovation Lifetime Income II -- Joint (effective October 4, 2013)
  .  Ovation Lifetime Income -- Single (effective May 15, 2012)
  .  Ovation Lifetime Income -- Joint (effective May 15, 2012)
  .  Guaranteed Lifetime Withdrawal Benefit (effective August 1, 2010)
  . Guaranteed Lifetime Withdrawal Benefit II -- Single Option (effective May 15, 2009)
  . Guaranteed Lifetime Withdrawal Benefit II -- Joint Option (effective May 15, 2009)
  .  Guaranteed Minimum Withdrawal Benefit (effective May 15, 2009)
  .  Guaranteed Income Provider Benefit (effective March 1, 2010)

Certain other optional contract riders may also be available to you for an additional charge. These are sometimes referred to as "living benefits." Only one living benefit may be elected on a contract. When you elect a living benefit rider (except for the Guaranteed Income Provider Benefit) your investment choices will be limited and you must allocate your entire contract value to an allocation plan permitted by us. Purchase payment amounts after your initial purchase payment may also be limited. Each optional contract rider may or may not be beneficial to you depending on your specific circumstances and how you intend to use your contract. For example, if you take withdrawals in excess of the annual guaranteed amount(s), it may adversely affect the benefit of the optional contract rider. Each rider also has a charge that applies to it. The charges are discussed in the section entitled "Optional Contract Rider Charges."

MYPATH LIFETIME INCOME OPTIONAL RIDERS

We currently offer the following single and joint versions of optional living benefit riders, each of which is a guaranteed lifetime withdrawal benefit rider:

  .  MYPATH CORE FLEX (SINGLE AND JOINT),

  .  MYPATH ASCEND 2.0 (SINGLE AND JOINT),

  .  MYPATH SUMMIT (SINGLE AND JOINT), AND

  .  MYPATH VALUE (SINGLE AND JOINT).

Collectively, these optional riders, along with the MyPath Ascend (Single and Joint) optional riders, are sometimes referred to as the MyPath Lifetime Income optional riders.

Each of the MyPath Lifetime Income optional riders is designed to provide a benefit that guarantees the owner a minimum annual withdrawal amount beginning on or after a certain date (referred to as the benefit date) and continuing over the lifetime of the Designated Life (for single versions), and over the lifetime of two Designated Lives (for joint versions), regardless of the underlying sub-account performance. The amount received will be in the form of a withdrawal from your contract value if the contract value is greater than zero. If the contract value falls to zero, the amount received will be pursuant to the automatic payment phase. Please be aware that if you withdraw more than the guaranteed annual withdrawal amount, that withdrawal may adversely reduce the amount you can withdraw in future years, and as a result the benefit may be reduced or eliminated.

Once you elect one of these optional riders, you may not cancel it. Please refer to the section entitled "Other Contract Options (Living Benefits)" later in the prospectus for a complete description of each rider, its benefits, and its limitations and restrictions. Please also refer to the section entitled "Optional Contract Rider Charges" later in the prospectus for a complete description of the rider charges.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guaranteed minimum fixed annuity benefit, when elected on certain benefit dates, to protect against negative investment performance you may experience during your contract's accumulation period. If you do not annuitize your contract, you will not utilize the guaranteed fixed annuity benefit this option provides. If you do not intend to annuitize, this option may not be appropriate for you. The GMIB annuity payout rates are conservative so the annuity payments provided by this rider may be less than the same annuity payment option available under the base contract, even if the benefit base is greater than the contract value. Once you elect this option it cannot be canceled. This rider does not guarantee an investment return in your contract or a minimum contract value. WITHDRAWALS FROM YOUR CONTRACT WILL REDUCE THE BENEFIT YOU RECEIVE IF YOU ANNUITIZE UNDER THIS RIDER AND THERE ARE LIMITATIONS ON HOW YOUR CONTRACT VALUE MAY BE ALLOCATED IF YOU PURCHASE THIS RIDER. IF YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE, ANY WITHDRAWAL OR CHARGE THAT REDUCES YOUR CONTRACT VALUE TO ZERO TERMINATES THE RIDER AND THE CONTRACT. IF YOU ANTICIPATE HAVING TO MAKE NUMEROUS WITHDRAWALS FROM THE CONTRACT, THIS RIDER MAY NOT BE APPROPRIATE. SEE THE SECTION OF THIS PROSPECTUS ENTITLED 'OTHER CONTRACT OPTIONS (LIVING BENEFITS)' FOR A COMPLETE DESCRIPTION OF THE GMIB RIDER.

ENCORE LIFETIME INCOME -- SINGLE (ENCORE -- SINGLE)

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Encore-Single is a guaranteed lifetime withdrawal benefit. This contract option is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value, if the contract value is greater than zero, or in the form of annuity payments. In each contract year, beginning on the later of the rider issue date or the contract anniversary following the 59th birthday of the oldest owner (or annuitant in the case of a non-natural owner) (the "benefit date"), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owners, until the first death). The GAI amount is based on the age of the oldest contract owner and ranges from 4% to 6% of the benefit base. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this

Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Encore-Single rider.

This rider differs, in part, from the GLWB rider in that the Encore-Single benefit base, on which the GAI is based, has the potential to increase annually; while the GLWB provides the potential for the GAI to increase every 3 years.

ENCORE LIFETIME INCOME -- JOINT (ENCORE -- JOINT)

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Encore-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Encore-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount beginning on the later of the rider issue date or the contract anniversary following the 59th birthday of the youngest "Designated Life" and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value, if the contract value is greater than zero, or in the form of annuity payments. In each contract year, beginning on the later of the rider issue date or the contract anniversary following the 59th birthday of the youngest Designated Life (the "benefit date") you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The GAI amount is based on the age of the youngest Designated Life and ranges from 4% to 6% of the benefit base. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Encore-Joint rider.

This rider differs, in part, from the GLWB rider in that GLWB does not offer a "joint" version of the rider and the Encore-Joint benefit base, on which the GAI is based, has the potential to increase annually as opposed to the GAI under GLWB which has the potential to increase every 3 years.

OVATION LIFETIME INCOME II -- SINGLE (OVATION II -- SINGLE)

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Ovation II-Single is a guaranteed lifetime withdrawal benefit. This contract option is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the oldest owner (or annuitant in the case of a non-natural owner) (the "benefit date"), you may elect to receive an amount up to the Guaranteed Annual Income
(GAI) until the contract owner's death (or in the case of joint owners, until the first death). The GAI amount is based on the age of the oldest contract owner and ranges from 4.5% to 6.5% of the benefit base. Once you elect this rider it cannot be cancelled. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE

CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES (INCLUDING TERMINATING THE 200% BENEFIT BASE GUARANTEE) AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation II-Single rider.

This rider differs, in part, from the Encore-Single rider in that the Ovation II-Single rider has increased GAI percentages and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals. However, the Encore-Single rider may provide for the return of any remaining benefit base in the event of death, while the Ovation II-Single rider does not provide any benefit at death.

This rider differs, in part, from the GMIB rider in that the Ovation II-Single rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation II-Single. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation II-Single rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

OVATION LIFETIME INCOME II -- JOINT (OVATION II -- JOINT)

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Ovation II-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation II-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the youngest "Designated Life" and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the youngest Designated Life (the "benefit date") you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The GAI amount is based on the age of the youngest Designated Life and ranges from 4.0% to 6.0% of the benefit base. Once you elect this rider it cannot be cancelled. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES (INCLUDING TERMINATING THE 200% BENEFIT BASE GUARANTEE) AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living

Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation II-Joint rider.

This rider differs, in part, from the Encore-Joint rider in that the Ovation II-Joint rider has a lower current charge and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals in the future. However, the Encore-Joint rider may provide for the return of any remaining benefit base in the event of the death of both Designated Lives, while the Ovation II-Joint rider does not provide any benefit at death and has a higher maximum charge than the Encore-Joint rider.

This rider differs, in part, from the GMIB rider in that the Ovation II-Joint rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation II-Joint. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation II-Joint rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

OVATION LIFETIME INCOME -- SINGLE (OVATION -- SINGLE)

EFFECTIVE MAY 15, 2012, THIS OPTION IS NO LONGER AVAILABLE.

Ovation-Single is a guaranteed lifetime withdrawal benefit. This contract option is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the oldest owner (or annuitant in the case of a non-natural owner) (the "benefit date"), you may elect to receive an amount up to the Guaranteed Annual Income
(GAI) until the contract owner's death (or in the case of joint owners, until the first death). The GAI amount is based on the age of the oldest contract owner and ranges from 4.5% to 6.5% of the benefit base. Once you elect this rider it cannot be cancelled. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation-Single rider.

This rider differs, in part, from the Encore-Single rider in that the Ovation-Single rider has increased GAI percentages and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals. However, the Encore-Single rider may provide for the return of any remaining benefit base in the event of death, while the Ovation-Single rider does not provide any benefit at death.

This rider also differs, in part, from the GMIB rider in that the Ovation-Single rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation-Single. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation-Single rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

OVATION LIFETIME INCOME -- JOINT (OVATION -- JOINT)

EFFECTIVE MAY 15, 2012, THIS OPTION IS NO LONGER AVAILABLE.

Ovation-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the youngest "Designated Life" and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the youngest Designated Life (the "benefit date") you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The GAI amount is based on the age of the youngest Designated Life and ranges from 4.5% to 6.5% of the benefit base. Once you elect this rider it cannot be cancelled. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation-Joint rider.

This rider differs, in part, from the Encore-Joint rider in that the Ovation-Joint rider has increased GAI percentages and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals in the future. However, the Encore-Joint rider may provide for the return of any remaining benefit base in the event of the death of both Designated Lives, while the Ovation-Joint rider does not provide any benefit at death.

This rider also differs, in part, from the GMIB rider in that the Ovation-Joint rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation-Joint. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation-Joint rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB)

EFFECTIVE AUGUST 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, generally over their life regardless of underlying sub-account performance. It allows a contract owner to take withdrawals from their contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The annual GAI amount will be set based on the age of the oldest contract owner on the GLWB effective date and it will range from 4.0% to 6.0% of the Guaranteed Withdrawal Benefit (GWB). This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die) or, b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE OPTION (GLWB II-SINGLE)

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the oldest contract owner's 59th birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit (GWB). The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die) or, b) until the GWB is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

This optional rider differs, in part, from either of the GLWB II riders (single or joint) below in that the GAI amount is based on the age of the oldest contract owner and has a range of 4.0% to 6.0%; while the GLWB II riders have a set GAI amount of 5.0%.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT OPTION (GLWB II-JOINT)

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, and it works very similar to the Guaranteed Lifetime Withdrawal Benefit II -- Single Life Option. However its guarantee is over the lifetime of both "designated lives", (instead of a single life) regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the youngest designated life's 59th birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual

Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit (GWB). The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the both designated lives, or, b) until the GWB is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. A detailed explanation of how these amounts are calculated is provided in the section of this Prospectus describing this contract option. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

GUARANTEED INCOME PROVIDER BENEFIT OPTION (GIPB)

EFFECTIVE MARCH 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guaranteed minimum fixed income benefit if you elect certain annuity options. It is designed to provide a guaranteed level of annuity income regardless of the actual investment performance that you experience during your accumulation period. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, YOU WILL NOT RECEIVE THE BENEFIT OF THIS OPTION, AND THEREFORE THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. ONCE YOU ELECT THIS CONTRACT OPTION YOU MAY NOT CHANGE OR TERMINATE THE OPTION. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

CONTRACT CHARGES AND EXPENSES

The following contract expense information is intended to illustrate the expenses of your variable annuity contract. All expenses shown are rounded to the nearest dollar.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted and range from 0% to 3.5%, depending on applicable law. The credit enhancements are not treated as purchase payments under the contract. Therefore, the deferred sales charge does not apply to any credit enhancement. Credit enhancements vest over 7 years and may be subject to recapture during that time. Please see the section entitled "Credit Enhancement and Recapture" for additional details.

CONTRACT OWNER TRANSACTION EXPENSES

  SALES LOAD IMPOSED ON PURCHASES

                  (as a percentage of purchase payments)    None

DEFERRED SALES CHARGE (AS A PERCENTAGE OF PURCHASE PAYMENTS)


.. Deferred Sales Charges may apply to withdrawals, partial surrenders and surrenders.

Years Since Purchase Payment  0-1  1-2  2-3  3-4  4-5  5-6 6-7 7-8 8-9 9 and thereafter
---------------------------------------------------------------------------------------
Deferred Sales Charge         6.5% 6.5% 5.9% 5.9% 5.9% 5%  4%  3%  2%         0%

CREDIT ENHANCEMENT RECAPTURE SCHEDULE

(assumes a withdrawal exceeding the "free amount")/1/


--------------------------------------------------------------------------------------
Contract Year           Issue up to 1st
                          Anniversary
                       (Contract Year 1)   2      3      4      5      6      7    8
--------------------------------------------------------------------------------------
Recapture Percentage
 of Credit Enhancement       100%        85.71% 71.43% 57.14% 42.86% 28.57% 14.29% 0%
--------------------------------------------------------------------------------------


/1/ The "free amount" during the first contract year is equal to 10% of the purchase payments not previously withdrawn. After the first contract year, it is equal to 10% of the sum of the purchase payments received within nine years and not previously withdrawn as of the most recent contract anniversary. Additional discussion of the "free amount" may be found in the section entitled "Deferred Sales Charge".

(for a complete discussion of how recapture applies and vesting of the Credit Enhancement see the section entitled "Credit Enhancement and Recapture")


                        TRANSFER FEE*
                          Maximum Transfer Charge  $10*
                          Current Transfer Charge  None


* (We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single contract year. Currently this fee is waived.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio company fees and expenses.

                         ANNUAL MAINTENANCE FEE**  $35

** (Applies only to contracts where the greater of the contract value or purchase payments, less withdrawals, is less than $75,000 on the contract anniversary and at surrender. Does not apply after annuitization.)

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of variable contract value)

BEFORE ANNUITY PAYMENTS COMMENCE

BASE CONTRACT SEPARATE ACCOUNT CHARGES

Mortality and Expense Risk Fee
   Contract Years 1 through 9                                              1.70%
   Contract Years 10 and after                                             1.10%

Administrative Fee                                                         0.15%

Total Base Contract Separate Account Annual Expenses (No Optional Riders)
   Contract Years 1 through 9                                              1.85%
   Contract Years 10 and after                                             1.25%

OPTIONAL DEATH BENEFIT SEPARATE ACCOUNT CHARGES

                 Highest Anniversary Value (HAV)*        0.15%
                 Premier Death Benefit (PDB)*            0.35%
                 Estate Enhancement Benefit (EEB)*       0.25%
                 Estate Enhancement Benefit II (EEB II)  0.25%

* Effective December 7, 2012, you are no longer able to elect these options.

OTHER OPTIONAL SEPARATE ACCOUNT CHARGES

               Guaranteed Income Provider Benefit (GIPB)*  0.50%

* This option may not be elected after March 1, 2010.

MAXIMUM POSSIBLE SEPARATE ACCOUNT CHARGE COMBINATIONS

                                          CONTRACT YEARS CONTRACT YEARS
                                           1 THROUGH 9    10 AND AFTER
                                          -------------- --------------
        Base Contract + PDB + EEB + GIPB.      2.95%          2.35%

  .  The GIPB option may not be elected after March 1, 2010.

  .  Effective December 7, 2012, you are no longer able to elect PDB or EEB.

(The HAV II, PDB II, MyPath DB, GMIB, GMWB, GLWB, GLWB II, Encore, Ovation, Ovation II and each of the MyPath Lifetime Income optional rider options are not included with the above charges because these charges are calculated on a different basis than the above-described charges.)

OTHER OPTIONAL BENEFIT CHARGES


                                                                  TO DETERMINE THE
                                           MAXIMUM    CURRENT       AMOUNT TO BE
                                           POSSIBLE   BENEFIT      DEDUCTED, THE      THE BENEFIT
                                            CHARGE     CHARGE      ANNUAL CHARGE       CHARGE IS
                                            ANNUAL     ANNUAL      PERCENTAGE IS      DEDUCTED ON
             OPTIONAL RIDER               PERCENTAGE PERCENTAGE  MULTIPLIED BY THE:      EACH:
-------------------------------------------------------------------------------------------------
OPTIONAL DEATH BENEFIT RIDERS CURRENTLY OFFERED
-------------------------------------------------------------------------------------------------
Highest Anniversary Value II (HAV II)        0.30%      0.30%       Death Benefit      Quarterly
Death Benefit Charge                                                                   Contract
                                                                                      Anniversary
-------------------------------------------------------------------------------------------------
Premier II Death Benefit (PDB II) Charge     0.80%      0.80%       Death Benefit      Quarterly
                                                                                       Contract
                                                                                      Anniversary
-------------------------------------------------------------------------------------------------
MyPath Highest Anniversary Death             0.40%      0.40%    Highest Anniversary   Quarterly
Benefit - Single and Joint (MyPath DB)                              Death Benefit      Contract
Charge                                                                                Anniversary
-------------------------------------------------------------------------------------------------
OPTIONAL LIVING BENEFIT RIDERS CURRENTLY OFFERED
-------------------------------------------------------------------------------------------------
MyPath Core Flex - Single Charge             2.00%      1.20%    Greater of Contract   Quarterly
                                                                Value or Benefit Base  Contract
                                                                                      Anniversary
-------------------------------------------------------------------------------------------------
MyPath Core Flex - Joint Charge              2.00%      1.30%    Greater of Contract   Quarterly
                                                                Value or Benefit Base  Contract
                                                                                      Anniversary
-------------------------------------------------------------------------------------------------
MyPath Ascend 2.0 - Single Charge            2.25%      1.40%    Greater of Contract   Quarterly
                                                                Value or Benefit Base  Contract
                                                                                      Anniversary
-------------------------------------------------------------------------------------------------

                                                                TO DETERMINE THE
                                         MAXIMUM    CURRENT       AMOUNT TO BE
                                         POSSIBLE   BENEFIT      DEDUCTED, THE      THE BENEFIT
                                          CHARGE     CHARGE      ANNUAL CHARGE       CHARGE IS
                                          ANNUAL     ANNUAL      PERCENTAGE IS      DEDUCTED ON
            OPTIONAL RIDER              PERCENTAGE PERCENTAGE  MULTIPLIED BY THE:      EACH:
-----------------------------------------------------------------------------------------------
MyPath Ascend 2.0 - Joint Charge           2.25%      1.50%    Greater of Contract   Quarterly
                                                              Value or Benefit Base  Contract
                                                                                    Anniversary
-----------------------------------------------------------------------------------------------
MyPath Summit - Single Charge              2.25%      1.40%    Greater of Contract   Quarterly
                                                              Value or Benefit Base  Contract
                                                                                    Anniversary
-----------------------------------------------------------------------------------------------
MyPath Summit - Joint Charge               2.25%      1.50%    Greater of Contract   Quarterly
                                                              Value or Benefit Base  Contract
                                                                                    Anniversary
-----------------------------------------------------------------------------------------------
MyPath Value - Single Charge               1.00%      0.45%    Greater of Contract   Quarterly
(Contracts Issued Before May 1, 2017)                         Value or Benefit Base  Contract
                                                                                    Anniversary
-----------------------------------------------------------------------------------------------
MyPath Value - Joint Charge                1.00%      0.55%    Greater of Contract   Quarterly
(Contracts Issued Before May 1, 2017)                         Value or Benefit Base  Contract
                                                                                    Anniversary
-----------------------------------------------------------------------------------------------
MyPath Value - Single Charge               1.00%      0.55%    Greater of Contract   Quarterly
(Contracts Issued On or After May 1,                          Base or Benefit Base   Contract
2017)                                                                               Anniversary
-----------------------------------------------------------------------------------------------
MyPath Value - Joint Charge                1.00%      0.65%    Greater of Contract   Quarterly
(Contracts Issued On or After May 1,                          Base or Benefit Base   Contract
2017)                                                                               Anniversary
-----------------------------------------------------------------------------------------------
OPTIONAL LIVING BENEFIT RIDERS NO LONGER OFFERED
-----------------------------------------------------------------------------------------------
MyPath Ascend - Single Charge              2.25%      1.40%    Greater of Contract   Quarterly
                                                              Value or Benefit Base  Contract
                                                                                    Anniversary
-----------------------------------------------------------------------------------------------
MyPath Ascend - Joint Charge               2.25%      1.50%    Greater of Contract   Quarterly
                                                              Value or Benefit Base  Contract
                                                                                    Anniversary
-----------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit          1.50%      0.95%       Benefit Base       Contract
(GMIB) Charge                                                                       Anniversary
-----------------------------------------------------------------------------------------------
Encore Lifetime Income - Single            1.75%      1.10%        Greater of        Quarterly
(Encore-Single) Charge                                          Contract Value or    Contract
                                                                  Benefit Base      Anniversary
-----------------------------------------------------------------------------------------------
Encore Lifetime Income - Joint (Encore-    2.00%      1.30%                          Quarterly
Joint) Charge                                                  Greater of Contract   Contract
                                                              Value or Benefit Base Anniversary
-----------------------------------------------------------------------------------------------
Ovation Lifetime Income II - Single        2.25%      1.20%                          Quarterly
  Charge                                                       Greater of Contract   Contract
                                                              Value or Benefit Base Anniversary
-----------------------------------------------------------------------------------------------
Ovation Lifetime Income II - Joint         2.50%      1.20%                          Quarterly
Charge                                                         Greater of Contract   Contract
                                                              Value or Benefit Base Anniversary
-----------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal              1.00%      0.50%                          Quarterly
Benefit (GMWB) Charge                                              Guaranteed        Contract
                                                               Withdrawal Benefit   Anniversary
-----------------------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit     0.60%      0.60%                          Quarterly
(GLWB) Charge                                                                        Contract
                                                                 Contract Value     Anniversary
-----------------------------------------------------------------------------------------------

                                                                TO DETERMINE THE
                                         MAXIMUM    CURRENT       AMOUNT TO BE
                                         POSSIBLE   BENEFIT      DEDUCTED, THE      THE BENEFIT
                                          CHARGE     CHARGE      ANNUAL CHARGE       CHARGE IS
                                          ANNUAL     ANNUAL      PERCENTAGE IS      DEDUCTED ON
            OPTIONAL RIDER              PERCENTAGE PERCENTAGE  MULTIPLIED BY THE:      EACH:
-----------------------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit     1.00%      0.60%        Greater of
II - Single (GLWB II-Single) Charge                             Contract Value or    Quarterly
                                                                   Guaranteed        Contract
                                                               Withdrawal Benefit   Anniversary
-----------------------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit     1.15%      0.75%    Greater of Contract   Quarterly
II - Joint (GLWB II-Joint) Charge                              Value or Guaranteed   Contract
                                                               Withdrawal Benefit   Anniversary
-----------------------------------------------------------------------------------------------
Ovation Lifetime Income - Single           1.75%      1.15%                          Quarterly
(Ovation-Single) Charge                                        Greater of Contract   Contract
                                                              Value or Benefit Base Anniversary
-----------------------------------------------------------------------------------------------
Ovation Lifetime Income - Joint            2.50%      1.65%                          Quarterly
(Encore-Joint) Charge                                          Greater of Contract   Contract
                                                              Value or Benefit Base Anniversary
-----------------------------------------------------------------------------------------------


The next item shows the minimum and maximum total operating expenses charged by the portfolios (before any waivers or reimbursements) that you may pay periodically during the time that you own the contract. More detail concerning each of the portfolio's fees and expenses is contained in the prospectus for each portfolio.


                                                                               MINIMUM MAXIMUM
                                                                               ------- -------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
(expenses that are deducted from portfolio assets, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                   0.45%   1.69%


State premium taxes may also be deducted ranging from 0% to 3.5% depending on applicable law. See "Premium Tax" for more information.

CONTRACT OWNER EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, Separate Account annual expenses, and portfolio company fees and expenses.

Please note:

  .  You may elect only one optional living benefit rider on the contract.

  . You may not elect the HAV II, PDB II, or the EEB II with any optional living benefit rider.

  . You may only elect MyPath DB along with the MyPath Core Flex or MyPath Value optional living benefit riders.

The example assumes that you invest a single $10,000 purchase payment in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year, and uses the separate account annual expenses before annuity payments commence. The example does not reflect the credit enhancement or any recapture. The example is shown using both the least expensive portfolio (Minimum Fund Expenses) and the most expensive portfolio (Maximum Fund Expenses) before any reimbursements, with the most expensive contract design over the time period:

  .  Base + MyPath DB -- Joint + MyPath Core Flex -- Joint

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                                IF YOU ANNUITIZE AT THE END OF THE
                                        IF YOU SURRENDERED YOUR CONTRACT AT THE AVAILABLE TIME PERIOD OR YOU DO
                                        END OF THE APPLICABLE TIME PERIOD         NOT SURRENDER YOUR CONTRACT
                                        --------------------------------------- -------------------------------
                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS 5 YEARS 10 YEARS
                                        ------   -------   -------   --------   ------    ------- ------- --------
MAXIMUM FUND EXPENSES
Base + MyPath DB -- Joint + MyPath
 Core Flex -- Joint                     $1,245   $2,398    $3,641     $6,212     $595     $1,808  $3,051   $6,212
MINIMUM FUND EXPENSES
Base + MyPath DB - Joint + MyPath Core
 Flex -- Joint                          $1,124   $2,045    $3,074     $5,194     $474     $1,455  $2,484   $5,194


NOTE: In the above example, the charge for MyPath Core Flex -- Joint assumes the maximum annual fee rate of 2.00% applies for each of the years. If your rider charge is not at the maximum annual fee rate, then your expenses would be less than those shown above.

Different fees and expenses not reflected in the examples above apply after annuity payments commence. Please see the section entitled "Contract Charges and Fees" for a discussion of those expenses. The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

AFTER ANNUITY PAYMENTS COMMENCE (AS A PERCENTAGE OF VARIABLE CONTRACT VALUE)


The next section shows the periodic fees and charges that apply to your contract after you have annuitized it.


        SEPARATE ACCOUNT BASED CHARGES

        Mortality and Expense Risk Fee                       1.20%

        Administrative Fee                                   0.15%

        Total Base Contract Separate Account Annual
          Expenses (No Optional Riders)                      1.35%

        Optional Death Benefit Separate Account Charges  Not Applicable

        Other Optional Separate Account Charges          Not Applicable

        OTHER CHARGES

        Other Optional Benefit Charges taken from
          Contract Value                                 Not Applicable

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in the appendix under the heading "Condensed Financial Information and Financial Statements." The complete financial statements of the variable annuity account and Minnesota Life are included in the Statement of Additional Information.

THE PORTFOLIOS

Below is a list of the portfolios, their investment adviser and/or investment sub-adviser and investment objective. Prospectuses for the portfolios contain more detailed information about each portfolio, including discussion of the portfolio's investment techniques and risks associated with its investments. No assurance can be given that a portfolio will achieve its investment objective. YOU SHOULD CAREFULLY READ THESE PROSPECTUSES BEFORE INVESTING IN THE CONTRACT. Please contact us to receive a copy of the portfolio prospectuses. If you received a summary prospectus for a portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.


                               INVESTMENT                            INVESTMENT
     FUND NAME                   ADVISER                             OBJECTIVE
     ---------                  ----------                           ----------
AB VARIABLE PRODUCTS SERIES FUND, INC.
Dynamic Asset        AllianceBernstein L.P.           Seeks to maximize total return
 Allocation                                           consistent with the Adviser's
 Portfolio - Class                                    determination of reasonable risk.
 B Shares*
International Value  AllianceBernstein L.P.           Seeks long-term growth of capital.
 Portfolio - Class
 B Shares
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I.         Invesco Advisers, Inc.           Seeks above-average total return over
 American Value                                       a market cycle of three to five years by
 Fund - Series II                                     investing in common stocks and other
 Shares                                               equity securities.
Invesco V.I.         Invesco Advisers, Inc.           Seeks capital growth and income
 Comstock Fund -                                      through investments in equity
 Series II Shares                                     securities, including common stocks,
                                                      preferred stocks and securities
                                                      convertible into common and
                                                      preferred stocks.
Invesco V.I. Equity  Invesco Advisers, Inc.           Seeks capital appreciation and current
 and Income Fund -                                    income.
 Series II Shares
Invesco V.I. Growth  Invesco Advisers, Inc.           Seeks long-term growth of capital and
 and Income Fund -                                    income.
 Series II Shares
Invesco V.I. Small   Invesco Advisers, Inc.           Seeks long-term growth of capital.
 Cap Equity Fund -
 Series II Shares
ALPS VARIABLE INVESTMENT TRUST (MORNINGSTAR)
Morningstar          ALPS Advisors, Inc.,             Seeks to provide investors with capital
 Aggressive Growth   SUB-ADVISER: Morningstar         appreciation.
 ETF Asset           Investment Management LLC
 Allocation
 Portfolio - Class
 II Shares
Morningstar          ALPS Advisors, Inc.,             Seeks to provide investors with capital
 Balanced ETF Asset  SUB-ADVISER: Morningstar         appreciation and some current
 Allocation          Investment Management LLC        income.
 Portfolio - Class
 II Shares
Morningstar          ALPS Advisors, Inc.,             Seeks to provide investors with
 Conservative ETF    SUB-ADVISER: Morningstar         current income and preservation of
 Asset Allocation    Investment Management LLC        capital.
 Portfolio - Class
 II Shares
Morningstar Growth   ALPS Advisors, Inc.,             Seeks to provide investors with capital
 ETF Asset           SUB-ADVISER: Morningstar         appreciation.
 Allocation          Investment Management LLC
 Portfolio - Class
 II Shares
Morningstar Income   ALPS Advisors, Inc.,             Seeks to provide investors with
 and Growth ETF      SUB-ADVISER: Morningstar         current income and capital
 Asset Allocation    Investment Management LLC        appreciation.
 Portfolio Class II
 Shares
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth   American Century Investment      Seeks capital growth by investing in
 Fund - Class II     Management, Inc.                 common stocks. Income is a
 Shares                                               secondary objective.
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
VP Inflation         American Century Investment      The fund pursues long-term total
 Protection Fund -   Management, Inc.                 return using a strategy that seeks to
 Class II Shares                                      protect against U.S. inflation.
AMERICAN FUNDS INSURANCE SERIES(R)
Global Bond Fund -   Capital Research and Management  Seeks to provide you, over the long
 Class 2 Shares      Company                          term, with a high level of total return
                                                      consistent with prudent investment
                                                      management.

                                INVESTMENT                           INVESTMENT
      FUND NAME                   ADVISER                            OBJECTIVE
      ---------                  ----------                          ----------
Global Growth Fund    Capital Research and Management  Seeks to provide you with long-term
 - Class 2 Shares     Company                          growth of capital.
Global Small          Capital Research and Management  Seeks to provide you with long-term
 Capitalization       Company                          growth of capital.
 Fund - Class 2
 Shares
Growth Fund - Class   Capital Research and Management  Seeks to provide you with growth of
 2 Shares             Company                          capital.
Growth-Income Fund    Capital Research and Management  Seeks to achieve long-term growth of
 - Class 2 Shares     Company                          capital and income.
International Fund    Capital Research and Management  Seeks to provide you with long-term
 - Class 2 Shares     Company                          growth of capital.
New World Fund(R) -   Capital Research and Management  Seeks long-term capital appreciation.
 Class 2 Shares       Company
U.S.                  Capital Research and Management  Seeks to provide a high level of
 Government/AAA-Rated Company                          current income consistent with
 Securities Fund -                                     preservation of capital.
 Class 2 Shares
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
Equity-Income         Fidelity Management & Research   Seeks reasonable income.
 Portfolio -          Company (FMR) is the fund's
 Service Class 2      manager.
 Shares               SUB-ADVISER: FMR Investment
                      Management (U.K.) Limited;
                      Fidelity Management & Research
                      (Japan) Limited; Fidelity
                      Management & Research (HK) Ltd;
                      FMR Co., Inc. (FMRC)
Mid Cap Portfolio -   Fidelity Management & Research   Seeks long-term growth of capital.
 Service Class 2      Company (FMR) is the fund's
 Shares               manager.
                      SUB-ADVISER: FMR Investment
                      Management (U.K.) Limited;
                      Fidelity Management & Research
                      (Japan) Limited; Fidelity
                      Management & Research (HK) Ltd;
                      FMR Co., Inc. (FMRC)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Mutual       Franklin Mutual Advisers, LLC    Seeks capital appreciation, with
 Shares VIP Fund -                                     income as a secondary goal.
 Class 2 Shares
Franklin Small Cap    Franklin Advisory Services, LLC  Seeks long-term total return.
 Value VIP Fund -
 Class 2 Shares
Franklin Small-Mid    Franklin Advisers, Inc.          Seeks long-term capital growth.
 Cap Growth VIP
 Fund - Class 2
 Shares
Templeton             Templeton Asset Management Ltd.  Seeks long-term capital appreciation.
 Developing Markets
 VIP Fund - Class 2
 Shares
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs VIT     Goldman Sachs Asset Management,  Seeks total return while seeking to
 Global Trends        L.P.                             provide volatility management.
 Allocation Fund -
 Service Shares
Goldman Sachs VIT     Goldman Sachs Asset Management,  Seeks to provide a high level of
 High Quality         L.P.                             current income, consistent with low
 Floating Rate Fund                                    volatility of principal.
 - Service Shares
IVY VARIABLE INSURANCE PORTFOLIOS
Ivy VIP Asset         Ivy Investment Management        Seeks to provide total return.
 Strategy - Class     Company (IICO)
 II Shares
Ivy VIP Balanced -    Ivy Investment Management        Seeks to provide total return through
 Class II Shares      Company (IICO)                   a combination of capital appreciation
                                                       and current income.
Ivy VIP Core Equity   Ivy Investment Management        Seeks to provide capital growth and
 - Class II Shares    Company (IICO)                   appreciation.

                               INVESTMENT                           INVESTMENT
     FUND NAME                   ADVISER                             OBJECTIVE
     ---------                  ----------                           ----------
Ivy VIP Global       Ivy Investment Management        Seeks to provide growth of capital.
 Growth - Class II   Company (IICO)
 Shares
Ivy VIP High Income  Ivy Investment Management        Seeks to provide total return through
 - Class II Shares   Company (IICO)                   a combination of high current income
                                                      and capital appreciation.
Ivy VIP              Ivy Investment Management        Seeks to provide capital growth and
 International Core  Company (IICO)                   appreciation.
 Equity - Class II
 Shares
Ivy VIP Micro Cap    Ivy Investment Management        Seeks to provide growth of capital.
 Growth - Class II   Company (IICO)
 Shares
Ivy VIP Mid Cap      Ivy Investment Management        Seeks to provide growth of capital.
 Growth - Class II   Company (IICO)
 Shares
Ivy VIP Natural      Ivy Investment Management        Seeks to provide capital growth and
 Resources - Class   Company (IICO)                   appreciation.
 II Shares
Ivy VIP Science and  Ivy Investment Management        Seeks to provide growth of capital.
 Technology - Class  Company (IICO)
 II Shares
Ivy VIP Small Cap    Ivy Investment Management        Seeks to provide capital appreciation.
 Core - Class II     Company (IICO)
 Shares
Ivy VIP Value -      Ivy Investment Management        Seeks to provide capital appreciation.
 Class II Shares     Company (IICO)
Ivy VIP Pathfinder   Ivy Investment Management        Seeks to provide total return
 Moderate --         Company (IICO)                   consistent with a moderate level of
 Managed             SUB-ADVISER: Advantus Capital    risk as compared to the other Ivy
 Volatility* -       Management, Inc.                 Funds VIP Pathfinder Managed
 Class II Shares                                      Volatility Portfolios, while seeking to
                                                      manage volatility of investment
                                                      return.
Ivy VIP Pathfinder   Ivy Investment Management        Seeks to provide growth of capital, but
 Moderately          Company (IICO)                   also to seek income consistent with a
 Aggressive --       SUB-ADVISER: Advantus Capital    moderately aggressive level of risk as
 Managed             Management, Inc.                 compared to the other Ivy Funds VIP
 Volatility* -                                        Pathfinder Managed Volatility
 Class II Shares                                      Portfolios, while seeking to manage
                                                      volatility of investment return.
Ivy VIP Pathfinder   Ivy Investment Management        Seeks to provide total return
 Moderately          Company (IICO)                   consistent with a moderately
 Conservative --     SUB-ADVISER: Advantus Capital    conservative level of risk as compared
 Managed             Management, Inc.                 to the other Ivy Funds VIP Pathfinder
 Volatility* -                                        Managed Volatility Portfolios, while
 Class II Shares                                      seeking to manage volatility of
                                                      investment return.
JANUS ASPEN SERIES
Balanced Portfolio   Janus Capital Management LLC     Seeks long-term capital growth,
 - Service Shares*                                    consistent with preservation of capital
                                                      and balanced by current income.
Flexible Bond        Janus Capital Management LLC     Seeks to obtain maximum total return,
 Portfolio -                                          consistent with preservation of
 Service Shares*                                      capital.
Forty Portfolio -    Janus Capital Management LLC     Seeks long-term growth of capital.
 Service Shares*
Overseas Portfolio   Janus Capital Management LLC     Seeks long-term growth of capital.
 - Service Shares*
Perkins Mid Cap      Janus Capital Management LLC     Seeks capital appreciation.
 Value Portfolio -   SUB-ADVISER: Perkins Investment
 Service Shares**    Management LLC



* On/about May 30, 2017, "Janus Henderson" will precede the name of each of the portfolios.
** On/about May 30, 2017, "Janus Henderson" will precede the name of the portfolio and "Perkins" will be removed from the name of the portfolio.

                                INVESTMENT                             INVESTMENT
     FUND NAME                    ADVISER                              OBJECTIVE
     ---------                   ----------                            ----------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
ClearBridge          Legg Mason Partners Fund Advisor,  Seeks long-term growth of capital.
 Variable Small Cap  LLC
 Growth Portfolio -  SUB-ADVISER: ClearBridge
 Class II Shares     Investments, LLC
MFS(R) VARIABLE INSURANCE TRUST
Mid Cap Growth       Massachusetts Financial Services   Seeks capital appreciation.
 Series - Service    Company
 Class
MFS(R) VARIABLE INSURANCE TRUST II
MFS(R)               Massachusetts Financial Services   The fund's investment objective is to
 International       Company                            seek capital appreciation.
 Value Portfolio -
 Service Class
MORGAN STANLEY VARIABLE INSURANCE FUND, INC.
Morgan Stanley VIF   Morgan Stanley Investment          Seeks long-term capital appreciation
 Emerging Markets    Management Inc.                    by investing primarily in growth-
 Equity Portfolio -                                     oriented equity securities of issuers in
 Class II Shares                                        emerging market countries.
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman     Neuberger Berman Investment        Seeks long-term growth of capital by
 AMT Socially        Advisers LLC                       investing primarily in securities of
 Responsive                                             companies that meet the Fund's
 Portfolio - S                                          financial criteria and social policy.
 Class Shares
NORTHERN LIGHTS
VARIABLE TRUST
(TOPS)
TOPS(R) Managed      ValMark Advisers, Inc.             Seeks to provide income and capital
 Risk Balanced ETF   SUB-ADVISER: Milliman, Inc.        appreciation with less volatility than
 Portfolio - Class                                      the fixed income and equity markets
 2 Shares*                                              as a whole.
TOPS(R) Managed      ValMark Advisers, Inc.             Seeks to provide income and capital
 Risk Flex ETF       SUB-ADVISER: Milliman, Inc.        appreciation with less volatility than
 Portfolio*                                             the fixed income and equity markets
                                                        as a whole.
TOPS(R) Managed      ValMark Advisers, Inc.             Seeks capital appreciation with less
 Risk Growth ETF     SUB-ADVISER: Milliman, Inc.        volatility than the equity markets as a
 Portfolio - Class                                      whole.
 2 Shares*
TOPS(R) Managed      ValMark Advisers, Inc.             Seeks capital appreciation with less
 Risk Moderate       SUB-ADVISER: Milliman, Inc.        volatility than the equity markets as a
 Growth ETF                                             whole.
 Portfolio - Class
 2 Shares*
OPPENHEIMER VARIABLE ACCOUNT FUNDS
Main Street Small    OFI Global Asset Management, Inc.  Seeks capital appreciation.
 Cap Fund(R)/VA -    SUB-ADVISER: OppenheimerFunds,
 Service Shares      Inc.
Oppenheimer          OFI Global Asset Management, Inc.  Seeks capital appreciation.
 International       SUB-ADVISER: Oppenheimer Funds,
 Growth Fund/ VA -   Inc.
 Service Shares
PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT Global     Pacific Investment Management      Seeks to maximize risk-adjusted total
 Diversified         Company LLC ("PIMCO")              return relative to the blend of 60%
 Allocation                                             MSCI World Index 40% Bloomberg
 Portfolio -                                            Barclays U.S. Aggregate Index.
 Advisor Class
 Shares*
PIMCO VIT Low        Pacific Investment Management      Seeks maximum total return,
 Duration Portfolio  Company LLC ("PIMCO")              consistent with preservation of capital
 - Advisor Class                                        and prudent investment management.
 Shares
PIMCO VIT Total      Pacific Investment Management      Seeks maximum total return,
 Return Portfolio -  Company LLC ("PIMCO")              consistent with preservation of capital
 Advisor Class                                          and prudent investment management.
 Shares

                                  INVESTMENT                              INVESTMENT
     FUND NAME                     ADVISER                                OBJECTIVE
     ---------                    ----------                              ----------
PUTNAM VARIABLE TRUST
Putnam VT Equity     Putnam Investment Management,         Seeks capital growth and current
 Income Fund -       LLC                                   income.
 Class IB Shares
Putnam VT Growth     Putnam Investment Management,         Seeks capital growth and current
 and Income Fund -   LLC                                   income.
 Class IB Shares
 (on/about May 15,
 2017 will merge
 into Putnam VT
 Equity Income Fund)
Putnam VT Growth     Putnam Investment Management,         Seeks capital appreciation.
 Opportunities Fund  LLC
 - Class IB Shares
Putnam VT            Putnam Investment Management,         Seeks capital appreciation.
 International       LLC
 Equity Fund -
 Class IB Shares
Putnam VT Multi-Cap  Putnam Investment Management,         Seeks long-term capital appreciation.
 Growth Fund -       LLC
 Class IB Shares
SECURIAN FUNDS TRUST
SFT Advantus Bond    Advantus Capital Management, Inc.     Seeks as high a level of a long-term
 Fund - Class 2                                            total rate of return as is consistent
 Shares                                                    with prudent investment risk.
SFT Advantus         Advantus Capital Management, Inc.     Seeks to maximize risk-adjusted total
Dynamic Managed                                            return relative to its blended benchmark
Volatility Fund*                                           index, comprised of 60% S&P 500 Index
                                                           and 40% Bloomberg Barclays U.S.
                                                           Aggregate Bond Index (the Benchmark
                                                           Index).
SFT Advantus         Advantus Capital Management, Inc.     Seeks maximum current income to
 Government Money                                          the extent consistent with liquidity
 Market Fund+                                              and the preservation of capital.
SFT Advantus Index   Advantus Capital Management, Inc.     Seeks investment results generally
 400 Mid-Cap Fund -                                        corresponding to the aggregate price
 Class 2 Shares                                            and dividend performance of the
                                                           publicly traded common stocks that
                                                           comprise the Standard & Poor's 400
                                                           Index (the S&P 400 MidCap).
SFT Advantus Index   Advantus Capital Management, Inc.     Seeks investment results that
 500 Fund - Class 2                                        correspond generally to the price and
 Shares                                                    yield performance of the common
                                                           stocks included in the Standard &
                                                           Poor's 500 Composite Stock Price
                                                           Index (the S&P 500(R)).
SFT Advantus         Advantus Capital Management, Inc.     Seeks to maximize current income,
 International Bond  SUB-ADVISER: Franklin Advisers, Inc.  consistent with the protection of
 Fund - Class 2                                            principal.
 Shares
SFT Advantas         Advantus Capital Management, Inc.     Seeks to maximize risk-adjusted total
 Managed Volatility                                        return relative to its blended
 Equity Fund*                                              benchmark index, comprised of 60%
                                                           S&P(R) 500 Low Volatility Index, 20%
                                                           S&P(R) BMI International Developed
                                                           Low Volatility Index and 20%
                                                           Bloomberg Barclays U.S. 3 month
                                                           Treasury Bellwether Index (the
                                                           Benchmark Index).
SFT Advantus         Advantus Capital Management, Inc.     Seeks a high level of current income
 Mortgage                                                  consistent with prudent investment
 Securities Fund -                                         risk.
 Class 2 Shares
SFT Advantus Real    Advantus Capital Management, Inc.     Seeks above average income and long-
 Estate Securities                                         term growth of capital.
 Fund - Class 2
 Shares
SFT Ivy/SM/ Growth   Advantus Capital Management, Inc.     Seeks to provide growth of capital.
 Fund                SUB-ADVISER: Waddell & Reed
                     Investment Management Company

                                 INVESTMENT                            INVESTMENT
     FUND NAME                     ADVISER                              OBJECTIVE
     ---------                    ----------                            ----------
SFT Ivy/SM/ Small    Advantus Capital Management, Inc.    Seeks to provide growth of capital.
 Cap Growth Fund     SUB-ADVISER: Waddell & Reed
                     Investment Management Company
SFT Pyramis(R) Core  Advantus Capital Management, Inc.    Seeks long-term capital appreciation.
 Equity Fund -       SUB-ADVISER: Fidelity Institutional
 Class 2 Shares      Asset Management
SFT T. Rowe Price    Advantus Capital Management, Inc.    Seeks to provide long-term capital
 Value Fund          SUB-ADVISER: T. Rowe Price           appreciation by investing in common
                     Associates, Inc.                     stocks believed to be undervalued.
                                                          Income is a secondary objective.



+ Although the SFT Advantus Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Advantus Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Advantus Government Money Market Fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the SFT Advantus Government Money Market Fund at any time. In addition, because of expenses incurred by Sub-Accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the Sub-Account that invests in the SFT Advantus Government Money Market Fund may become extremely low and possibly negative.

* This Fund employs a Managed Volatility Strategy.

DESCRIPTION OF THE CONTRACT

Your contract may be used generally in connection with all types of tax-qualified plans, state deferred compensation plans or individual retirement annuities adopted by, or on behalf of individuals. It may also be purchased by individuals not as a part of any retirement plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date.

You must complete an application and submit it to us. We will review your application form for compliance with our issue criteria, and if it is accepted, we will issue the contract to you. In some states you may be able to purchase the contract through an automated electronic transmission process. Ask your representative about availability and details. The annuitant must be the same as the owner except in situations where the owner is other than a natural person, such as a trust, corporation or similar entity or where otherwise agreed to by us.

RIGHT OF CANCELLATION OR "FREE LOOK"

You should read your contract carefully as soon as you receive it. You may cancel your contract within twenty days after its delivery, for any reason, by giving us written notice at: Annuity Services, P.O. Box 64628, St. Paul, MN 55164-0628. This is referred to as the "free look" period. If you cancel and return your contract during the "free look period", we will refund to you the amount required by your state. This amount is either your contract value less the amount of any credit enhancement(s) which were credited to your contract, plus any premium tax charges that may have been deducted, or your purchase payments at the time you exercise your free look right. Purchase payments will be invested in accordance with your allocation instructions during the free look period. YOU BEAR THE INVESTMENT RISK FOR YOUR PURCHASE PAYMENTS AND THE CREDIT ENHANCEMENT(S) DURING THIS PERIOD. IN THE EVENT THE SUB-ACCOUNT VALUES DECLINE DURING THIS PERIOD, RECAPTURE OF THE CREDIT ENHANCEMENT(S) WILL REDUCE THE CONTRACT VALUE MORE THAN IF THE CREDIT ENHANCEMENT HAD NOT BEEN APPLIED. Please see Appendix G for an example.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. See your contract for complete details regarding your right to cancel.

1035 EXCHANGES OR REPLACEMENTS

If you are considering the purchase of this contract with the proceeds of another annuity or life insurance contract, also referred to as a "Section 1035 Exchange" or "Replacement", it may or may not be advantageous to replace your existing contract with this contract. You should compare both contracts carefully. You may have to pay surrender charges on your old contract and there is a deferred sales charge period for this contract. In addition, the charges for this contract may be higher (or lower) and the benefits or investment options may be different from your old contract. You should not exchange another contract for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest. For additional information regarding the tax impact in Section 1035 Exchanges, see "Federal Tax Status --
Section 1035 Exchanges."

PURCHASE PAYMENTS

You choose when to make purchase payments. Your initial purchase payment must be at least equal to $10,000, and must be in U.S. dollars.

We may reduce the initial purchase payment requirement if you purchase this contract through a 1035 exchange or qualified plan direct transfer from a contract issued by another carrier and at the time of application the value of the other contract(s) meets or exceeds the applicable minimum initial purchase payment for this contract but prior to receipt by us of the proceeds from the other contract(s), the value drops below the minimum initial purchase payment requirement due to market conditions.

You must submit this amount along with your application. There may also be limits on the maximum contributions that you can make to retirement plans. Be sure to review your retirement plan's contribution rules, applicable to your situation.

We will return your initial payment or any subsequent payment within five business days if: (1) your application or instructions fail to specify which portfolios you desire, or are otherwise incomplete, or (2) you do not consent to our retention of your payment until the application or instructions are made complete and in "good order."

Purchase payments subsequent to your initial payment must be at least $500 regardless of the type of contract you purchase or the retirement plan with which it is used. For all contracts issued prior to October 30, 2013, total purchase payments may not exceed $2,000,000 for the same owner or annuitant except with our consent. For all contracts issued on or after October 30, 2013, total purchase payments may not exceed $1,000,000 for the same owner or annuitant except with our consent. For purposes of these limitations, we may aggregate other Minnesota Life annuity contracts with this one. Additional purchase payments will not be accepted while either the owner or joint owner (or annuitant, if the owner is not a natural person) qualifies under the nursing home or terminal illness provisions for the waiver of any deferred sales charges. If you elect an optional death benefit rider or optional living benefit rider, there may be additional restrictions on purchase payments. See the sections entitled "Death Benefits -- Optional Death Benefits" and "Other Contract Options (Living Benefits) for details.

CREDIT ENHANCEMENT AND RECAPTURE

For purchase payments made during the first contract year (i.e., the first 12 months of the contract) and prior to the first contract anniversary, we will credit a "bonus" amount to your contract in an amount equal to 7.0% of each purchase payment. This amount is called a "credit enhancement".

The credit enhancements are subject to recapture in the following circumstances:

1) If you return your contract under the Right of Cancellation/Free look provision, we will deduct an amount equal to all of the credit enhancements added to your contract;

2) If a death benefit is paid, we will deduct an amount equal to all credit enhancements added to your contract within 12 months of your date of death; and

3) If you make a withdrawal, surrender or apply amounts to provide annuity payments (i.e., annuitize) within the first seven years of the contract date, we will deduct an amount equal to a percentage of the credit enhancement(s) that has not yet vested.

We will never recapture more than the dollar amount of the credit enhancement added to your contract. In other words, we do not recapture investment gain or earnings attributable to credit enhancements. However, decreases in your contract's sub-account values, which includes the value of the accumulation units attributable to credit enhancements, does not diminish the dollar amount subject to recapture. Therefore, additional accumulation units must become subject to recapture as the value of accumulation units decreases. Stated differently, you bear the investment risk for the credit enhancements added to your contract because the proportionate share of any contract owner's variable contract value that we recapture increases as the variable contract value decreases. This has the potential to dilute somewhat the contract owner's interest in their contract as compared to other contract owners who do not trigger the recapture provisions. Finally, because it is not administratively feasible to track unvested credit enhancements, we are unable to refund any asset based fees or charges that might be applied to credit enhancements which are subsequently recaptured.

The value of the credit enhancement(s) only fully "vests", or belongs irrevocably to the contract owner, when the recapture period for the credit enhancement expires. Several examples corresponding to the discussion below may be found in Appendix G.

On each contract anniversary, an amount equal to 14.2857% (i.e. 1/7) of the credit enhancement(s) not previously recaptured will vest. All credit enhancements will be fully vested at the end of seven contract years.

You may calculate the amount of the credit enhancements that will be recaptured if you take a withdrawal, surrender the contract or annuitize your contract, in the first seven years with the following formula:

(amount withdrawn or annuitized) - (applicable "free amount")*  x Amount of Unvested Credit
         (contract value at the time of the request)                   Enhancements

* The "free amount" is described in the section entitled 'Deferred Sales Charge' of the prospectus. The free amount does not apply when you surrender the contract or if you elect annuity payments.

The credit enhancements are treated as earnings for federal tax purposes. Credit enhancements are also treated as earnings, not purchase payments, when you calculate a benefit, such as an optional benefit, under the contract. Some of the guaranteed and optional benefits under this contract have an initial benefit value equal to the amount of your purchase payments. Since the credit enhancement is not treated as a purchase payment, it will not increase the initial value of that benefit. If however, a benefit calculation uses the contract value, such as when a benefit "resets" or if the benefit is added on a contract anniversary with an initial benefit equal to contract value, the current value of the credit enhancement will be reflected in the guaranteed or optional benefit.

The Guaranteed Minimum Death Benefit, each optional death benefit rider (except EEB and EEB II), and each optional living benefit rider has an initial benefit value based on purchase payments. For examples of how the credit enhancement may or may not be included in a particular optional benefit, please see the particular death benefit section of the contract or the applicable optional benefit Appendix.

The deferred sales charges is generally higher and the deferred sales charge period is longer than under our products that do not offer a credit enhancement. Also, the mortality and expense risk charge is higher than that charged under other products which, in some cases, offer comparable features, but which have no credit enhancement. We use a portion of the deferred sales charge and mortality and expense risk charge to recover the cost of providing the credit enhancement and to the extent these amounts exceed our costs we expect to make a profit.

There may be circumstances under which the contract owner may be worse off from having received the credit enhancement. For example, if the contract owner cancels the contract during the free look period, we recapture the dollar value of all of the credit enhancements that had been credited to your contract. If the state law provides that contract value is returned on a free look, and if the performance of the applicable sub-accounts has been negative during that period, we will return the contract value less the credit enhancement(s). The negative performance associated with the credit enhancement will reduce the contract value more than if the credit enhancement had not been applied.

AUTOMATIC PURCHASE PLAN

If you elect to establish an Automatic Purchase Plan (APP), the minimum subsequent purchase payment amount is reduced to $100. You may elect purchase payments to occur on a bi-weekly, monthly, bi-monthly, quarterly, semi-annual or annual basis. You must also select which day of the month you would like your APP draft to occur. You may select from the 1st day of the month through the 25th day. If the date you selected falls on a date that is not a valuation date, for example because it's a holiday or weekend, the transaction will be processed on the next valuation date.

PURCHASE PAYMENT ALLOCATION OPTIONS

Your purchase payments may be allocated to a portfolio of the variable annuity account, to the DCA Fixed Account or to one or more guarantee period(s) of the guaranteed term account if available. There is no minimum amount which must be allocated to any of the allocation options.

FOCUSED PORTFOLIO STRATEGIES OR MODELS

Minnesota Life makes available to contract owners at no additional charge five diversified model portfolios called "Focused Portfolio Strategies or Models" ("model portfolios") that range from conservative to aggressive in investment style. These model portfolios are intended to provide a diversified investment portfolio by combining different asset classes to help you reach your investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.

Securian Financial Services, Inc. ("Securian Financial"), a broker-dealer and registered investment adviser, determined the composition of the Model Portfolios. Securian Financial is an affiliate of Minnesota Life and the principal underwriter of the contract. THERE IS NO INVESTMENT ADVISORY RELATIONSHIP BETWEEN SECURIAN FINANCIAL AND CONTRACT OWNERS. YOU SHOULD NOT RELY ON THE MODEL PORTFOLIOS AS PROVIDING INDIVIDUALIZED INVESTMENT RECOMMENDATIONS TO YOU. In the future, Minnesota Life may modify or discontinue its arrangement with Securian Financial, in which case Minnesota Life may contract with another firm to provide similar asset allocation models, may provide its own asset allocation models, or may choose not to make any models available.

The following is a brief description of the five Model Portfolios currently available. Your sales representative can provide additional information about the Model Portfolios. Please talk to him or her if you have additional questions about these Model Portfolios.

AGGRESSIVE GROWTH PORTFOLIO

The Aggressive Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 100% in equity investments. The largest of the asset class target allocations are in U.S. large cap value, international large cap equity, and U.S. large cap growth.

GROWTH PORTFOLIO

The Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 80% in equity and 20% in fixed income investments. The largest of the asset class target allocations are in U.S. large cap value, international large cap equity, U.S. large cap growth, and fixed income.

CONSERVATIVE GROWTH PORTFOLIO

The Conservative Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 60% in equity and 40% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value, international large cap equity, and U.S. large cap growth.

INCOME AND GROWTH PORTFOLIO

The Income and Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 40% in equity and 60% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value, international large cap equity, and U.S. large cap growth.

INCOME PORTFOLIO

The Income portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 20% in equity and 80% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value and U.S. large cap growth.

The target asset allocations of these Model Portfolios may vary from time to time in response to market conditions and changes in the holdings of the Funds in the underlying Portfolios. However, this is considered a "static" allocation model. When you elect one of the Model Portfolios we do not automatically change your allocations among the Sub-Accounts if the Model Portfolio's allocation is changed. You must instruct us to change the allocation.

Certain Model Portfolios may be used with some of the living benefit riders. Please see the section that describes the optional benefit for additional discussion of how the models may be used for these benefits.

CUSTOMCHOICE ALLOCATION OPTION

In conjunction with certain living benefit riders you may have the option of participating in the CustomChoice Allocation Option. Currently, this option is only available if you have one of the optional living benefit riders other than MyPath Ascend (Single or Joint), MyPath Ascend 2.0 (Single or Joint), MyPath Summit (Single or Joint), or GIPB. This option is an asset allocation approach that is intended to offer you a variety of investment options while also allowing us to limit some of the risk that we take when offering living benefit riders. IN PROVIDING THIS ALLOCATION OPTION, MINNESOTA LIFE IS NOT PROVIDING INVESTMENT ADVICE OR MANAGING THE ALLOCATIONS UNDER YOUR CONTRACT. THIS IS NOT AN INVESTMENT ADVISORY ACCOUNT. IF YOU PARTICIPATE IN THIS OPTION YOU HAVE SOLE AUTHORITY TO MAKE INVESTMENT ALLOCATION DECISIONS WITHIN THE DEFINED LIMITATIONS. If you choose to participate in this option you must allocate 100% of your Contract Value within the limitations set forth below.

You may transfer your contract value among the fund options within a group or among funds in different groups provided that after the transfer your allocation meets the limitations below. Transfers between funds within the CustomChoice Allocation Option will be validated against the limitations based on contract values as of the valuation date preceding the transfer. We will reject any allocation instructions that do not comply with the limitations.

If we receive an instruction that will result in an allocation that does not comply with the allocation limitations, we will notify you either through your financial representative or directly via phone or email. THE GUARANTEED TERM ACCOUNT OPTIONS ARE NOT AVAILABLE IF YOU PARTICIPATE IN THE CUSTOMCHOICE ALLOCATION OPTION.

In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. ASSET ALLOCATION DOES NOT ENSURE A PROFIT OR PROTECT AGAINST A LOSS IN A DECLINING MARKET.

To participate in the CustomChoice Allocation Option you must allocate 100% of your contract value to Groups A, B, C, D, and E, according to the following limitations:

    Group A -- a MINIMUM of 30% and MAXIMUM of 60% of your total allocation, but no more than 30% of your total allocation may be allocated to any single fund in Group A

    Group B -- a MINIMUM of 40% and MAXIMUM of 70% of your total allocation

    Group C -- a MAXIMUM of 30% of your total allocation

    Group D -- a MAXIMUM of 10% of your total allocation

    Group E -- a MAXIMUM of 5% of your total allocation

Please note -- the above percentage limitations require that you allocate a minimum of 30% of your contract value to Group A and a minimum of 40% of your contract value to Group B. You are not required to allocate anything to Groups C, D, or E.

GROUP A (30% -- 60% -- NO MORE THAN 30% IN ANY SINGLE FUND)


             -----------------------------------------------------
             AMERICAN CENTURY VARIABLE  PIMCO VARIABLE INSURANCE
             PORTFOLIOS II, INC.        TRUST
               .  VP Inflation            .  PIMCO VIT Low
                  Protection Fund            Duration Portfolio
             AMERICAN FUNDS INSURANCE     .  PIMCO VIT Total
             SERIES(R)                       Return Portfolio
               .  U.S.                  SECURIAN FUNDS TRUST
                  Government/AAA-Rated    .  SFT Advantus Bond
                  Securities Fund            Fund
             GOLDMAN SACHS VARIABLE       .  SFT Advantus
             INSURANCE TRUST                 Government Money
               .  Goldman Sachs VIT          Market Fund
                  High Quality            .  SFT Advantus
                  Floating Rate Fund         Mortgage Securities
             JANUS ASPEN SERIES              Fund
               .  Flexible Bond
                  Portfolio
             -----------------------------------------------------

GROUP B (40% -- 70%)


         AB VARIABLE PRODUCTS                 .  TOPS(R) Managed Risk
         SERIES FUND, INC.                       Flex ETF Portfolio
           .  Dynamic Asset                   .  TOPS(R) Managed Risk
              Allocation Portfolio               Growth ETF Portfolio
         GOLDMAN SACHS VARIABLE               .  TOPS(R) Managed Risk
         INSURANCE TRUST                         Moderate Growth ETF
           .  Goldman Sachs VIT                  Portfolio
              Global Trends                 PIMCO VARIABLE INSURANCE
              Allocation Fund               TRUST
         IVY VARIABLE INSURANCE               .  PIMCO VIT Global
         PORTFOLIOS                              Diversified
           .  Ivy VIP Pathfinder                 Allocation Portfolio
              Moderately                    SECURIAN FUNDS TRUST
              Aggressive --                   .  SFT Advantus Dynamic
              Managed Volatility                 Managed Volatility
           .  Ivy VIP Pathfinder                 Fund
              Moderate Volatility             .  SFT Advantus Managed
           .                                     Volatility Equity
              Ivy VIP Pathfinder Moderately      Fund
              Conservative --
              Managed Volatility
         NORTHERN LIGHTS VARIABLE
         TRUST
           .  TOPS(R) Managed Risk
              Balanced ETF
              Portfolio
         -------------------------------------------------------------


GROUP C (UP TO 30%)


             -----------------------------------------------------
             AIM VARIABLE INSURANCE     IVY VARIABLE INSURANCE
             FUNDS (INVESCO VARIABLE    PORTFOLIOS
             INSURANCE FUNDS)             .  Ivy VIP Asset
               .  Invesco V.I.               Strategy
                  Comstock Fund           .  Ivy VIP Balanced
               .  Invesco V.I. Equity     .  Ivy VIP Core Equity
                  and Income Fund         .  Ivy VIP Value
             ALPS VARIABLE INVESTMENT   JANUS ASPEN SERIES
             TRUST (MORNINGSTAR)          .  Balanced Portfolio
               .  Morningstar             .  Perkins Mid Cap
                  Aggressive Growth          Value Portfolio
                  ETF Asset Allocation  NEUBERGER BERMAN ADVISERS
                  Portfolio             MANAGEMENT TRUST
               .  Morningstar Balanced    .  Neuberger Berman AMT
                  ETF Asset Allocation       Socially Responsive
                  Portfolio                  Portfolio
               .  Morningstar           PUTNAM VARIABLE TRUST
                  Conservative ETF        .  Putnam VT Equity
                  Asset Allocation           Income Fund
                  Portfolio             SECURIAN FUNDS TRUST
               .  Morningstar Growth      .  SFT Advantus Index
                  ETF Asset Allocation       500 Fund
                  Portfolio               .  SFT Ivy/SM/ Growth
               .  Morningstar Income         Fund
                  and Growth ETF Asset    .  SFT Pyramis(R) Core
                  Allocation Portfolio       Equity Fund
             AMERICAN FUNDS INSURANCE     .  SFT T. Rowe Price
             SERIES(R)                       Value Fund
               .  Growth Fund -- Class
                  2 Shares
               .  Growth-Income Fund
             FIDELITY(R) VARIABLE
             INSURANCE PRODUCTS FUNDS
               .  Fidelity VIP
                  Equity-Income
                  Portfolio
             -----------------------------------------------------

GROUP D (UP TO 10%)


             -----------------------------------------------------
             AIM VARIABLE INSURANCE     LEGG MASON PARTNERS
             FUNDS (INVESCO VARIABLE    VARIABLE EQUITY TRUST
             INSURANCE FUNDS)             .  ClearBridge Variable
               .  Invesco V.I.               Small Cap Growth
                  American Value Fund        Portfolio
               .  Invesco V.I. Small    MFS(R) VARIABLE INSURANCE
                  Cap Equity Fund       TRUST II
             AMERICAN FUNDS INSURANCE     .  MFS(R) International
             SERIES(R)                       Value Portfolio
               .  Global Bond Fund      OPPENHEIMER VARIABLE
               .  Global Growth Fund    ACCOUNT FUNDS
               .  International Fund      .  Oppenheimer
             FIDELITY(R) VARIABLE            International Growth
             INSURANCE PRODUCTS FUNDS        Fund/VA
               .  Mid Cap Portfolio     PUTNAM VARIABLE TRUST
             IVY VARIABLE INSURANCE       .  Putnam VT Growth
             PORTFOLIOS                      Opportunities Fund
               .  Ivy VIP Global Growth SECURIAN FUNDS TRUST
               .  Ivy VIP                 .  SFT Advantus Index
                  International Core         400 Mid Cap Fund
                  Equity                  .  SFT Advantus
               .  Ivy VIP Mid Cap            International Bond
                  Growth                     Fund
               .  Ivy VIP Small Cap       .  SFT Ivy/SM/ Small
                  Core                       Cap Growth Fund
             JANUS ASPEN SERIES
               .  Forty Portfolio
             -----------------------------------------------------


GROUP E (UP TO 5%)


         --------------------------------------------------------------
         AMERICAN FUNDS INSURANCE              .  Ivy VIP Micro Cap
         SERIES(R)                                Growth
           .  Global Small                     .  Ivy VIP Science and
              Capitalization Fund                 Technology
           .  New World Fund(R)              JANUS ASPEN SERIES
         FRANKLIN TEMPLETON                    .  Overseas Portfolio
         VARIABLE INSURANCE                  MORGAN STANLEY VARIABLE
         PRODUCTS TRUST                      INSURANCE FUND, INC.
           .  Franklin Small Cap               .  Morgan Stanley VIF
              Value VIP Fund                      Emerging Markets
           .  Templeton Developing                Equity Portfolio
              Markets VIP Fund               SECURIAN FUNDS TRUST
         IVY VARIABLE INSURANCE                .  SFT Advantus Real
         PORTFOLIOS                               Estate Securities
           .  Ivy VIP Natural Resources           Fund
           .  Ivy VIP High Income
         --------------------------------------------------------------


REBALANCING

If you elect to use the CustomChoice Allocation Option, your contract value will automatically be rebalanced each quarter. When we rebalance your contract value we will transfer amounts between sub-accounts so that the allocations when the rebalancing is complete are the same as the most recent allocation instructions we received from you. The rebalancing will occur on the same day of the month as the contract date. If the contract date is after the 25/th/ of the month, rebalancing will occur on the first business day of the following month. If the quarterly rebalancing date does not fall on a business date, the rebalancing will occur on the next business date. REBALANCING DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

POSSIBLE CHANGES

We reserve the right to add, remove, or change the groups, the funds within each group, or the percentage limitations for each group. We will notify you of any such change. If there is a change, you will not need to change your then-current allocation instructions. However, the next time you make a purchase payment, reallocation request or transfer request, we will require that your allocation instructions comply with the limitations in effect at the time of the purchase payment, reallocation request or transfer request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If a contract owner makes an allocation change request to a group or fund that is no longer available, the contract owner will be obligated to provide a new allocation instruction to a group or fund available at the time of the request. Until your next purchase payment, transfer request or reallocation request, quarterly rebalancing will continue to be based on the most recent allocation instructions we received from you.

TERMINATION

To terminate participation in the CustomChoice Allocation Option you must allocate your entire contract value to another allocation plan approved for use with the rider you have elected.

SIMPLECHOICE ASSET ALLOCATION PORTFOLIOS

If you elect MyPath Core Flex or MyPath Value optional living benefit riders, you may elect to use asset allocation options called SimpleChoice Asset Allocation Portfolios. The SimpleChoice Asset Allocation Portfolios are designed to provide a simple, alternative method of meeting the fund and allocation percentage requirements and limitations of the CustomChoice Allocation Option. The requirements and limitations of the CustomChoice Allocation Option are previously described in the section of this prospectus entitled "Description of the Contract -- CustomChoice Allocation Option." Like the CustomChoice Allocation Option, the SimpleChoice Asset Allocation Portfolios allow us to help reduce the risks we take in offering MyPath Core Flex and MyPath Value.

Securian Financial Services, Inc. ("Securian Financial"), a broker-dealer and registered investment adviser, determined the composition of the SimpleChoice Asset Allocation Portfolios. Securian Financial is an affiliate of Minnesota Life and the principal underwriter of the contract. THERE IS NO INVESTMENT ADVISORY RELATIONSHIP BETWEEN SECURIAN FINANCIAL AND CONTRACT OWNERS. YOU SHOULD NOT RELY ON THE SIMPLECHOICE ASSET ALLOCATION PORTFOLIOS AS PROVIDING INDIVIDUALIZED INVESTMENT RECOMMENDATIONS TO YOU. In the future, Minnesota Life may modify or discontinue its arrangement with Securian Financial, in which case Minnesota Life may contract with another firm to provide similar asset allocation portfolios, may provide its own asset allocation portfolios, or may choose not to make any portfolios available.

The SimpleChoice Asset Allocation Portfolios are intended to provide a diversified investment portfolio by combining different asset classes. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market. There is no additional charge to elect a SimpleChoice Asset Allocation Portfolio.

The following is a brief description of the two SimpleChoice Asset Allocation Portfolios currently available. Please talk to your registered representative if you have additional questions about these SimpleChoice Asset Allocation Portfolios.

SIMPLECHOICE INCOME AND GROWTH PORTFOLIO is an allocation that uses the CustomChoice Allocation Option framework. It is generally designed to have a higher allocation of income producing funds in its allocation, with a secondary focus on equity funds.

SIMPLECHOICE MODERATE GROWTH PORTFOLIO is an allocation that uses the CustomChoice Allocation Option framework. It is generally designed to have an allocation of both equity funds and income producing funds.

The target asset allocations of these SimpleChoice Asset Allocation Portfolios may vary from time to time in response to market conditions and changes in the holdings of the funds in the underlying portfolios. However, this is considered a "static" allocation model. When you elect one of the SimpleChoice Asset Allocation Portfolios, we do not automatically change your allocations among the sub-accounts if the SimpleChoice Asset Allocation Portfolios' allocation is changed, nor do we automatically notify you when changes occur in a SimpleChoice Asset Allocation Portfolios' allocation. You must instruct us to change the allocation.

The SimpleChoice Asset Allocation Portfolios are only available with MyPath Core Flex or MyPath Value optional living benefit riders. Please see the section that describes the optional living benefit rider you are considering for additional discussion of how the SimpleChoice Asset Allocation portfolios may be used for these riders.

REBALANCING

If you elect to use the SimpleChoice Asset Allocation Portfolios, your contract value will automatically be rebalanced each quarter. When we rebalance your contract value we will transfer amounts between sub-accounts so that the allocations when the rebalancing is complete are the same as the SimpleChoice Asset Allocation Portfolio you elected. The rebalancing will occur on the same day of the month as the contract date. If the contract date is after the 25th of the month, rebalancing will occur on the first business day of the following month. If the quarterly rebalancing date does not fall on a business date, the rebalancing will occur on the next business date. REBALANCING DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

TERMINATION

To terminate participation in the SimpleChoice Asset Allocation Portfolios, you must allocate your entire contract value to another allocation plan approved for use with the rider you have elected.

TRANSFERS

Values may be transferred between the guarantee period(s) of the guaranteed term account if available to your contract and/or between or among the sub-accounts of the variable annuity account. You may effect transfers or change allocation of future purchase payments by written request, internet (through our Online Service Center) or telephone transfer. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office. You may not transfer into the DCA Fixed Account.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests (including any faxed requests) and internet transfers through our on-line service center. We have procedures designed to provide reasonable assurance that telephone, internet or faxed authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners or persons authorized by them to provide identifying information to us for telephone and internet transactions, we record telephone instruction conversations and we provide you with written confirmations of your telephone, internet or faxed transactions.

There is generally no dollar amount limitation on transfers. Limitations apply in the case of systematic transfer arrangements. See "Systematic Transfer Arrangements".

No deferred sales charge will be imposed on transfers. In addition, there is currently no charge for transfers. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single contract year. A market value adjustment may apply in the case of amounts transferred from a guarantee period of the guaranteed term account. Please see "General Information -- Fixed Account(s) and the Guaranteed Term Account" for details.

During periods of marked economic or market changes, you may experience difficulty making a telephone, internet or faxed request due to market conditions or performance of systems. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

MARKET TIMING AND DISRUPTIVE TRADING

This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your contract. We will consider one or more of the following factors:

  .  the dollar amount of the transfer(s);

  . whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

  . whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

  .  the number of transfers in the previous calendar quarter;

  . whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.

In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, contract owners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the market timing policies established by the portfolios.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

SPECULATIVE INVESTING

Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your contract may not be traded on any stock exchange or secondary market. By purchasing this contract you represent and warrant that you are not using this contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

SYSTEMATIC TRANSFER ARRANGEMENTS

We offer certain systematic transfer arrangements including rebalancing and two dollar cost averaging options -- (1) regular Dollar Cost Averaging ("DCA") and
(2) the DCA Fixed Account option. You may elect either rebalancing or regular DCA to occur on a monthly, quarterly, semi-annual or annual basis. However, you may not elect more than one of these systematic transfer arrangements on the same contract at the same time. You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month). If a transaction cannot be completed on that date, for example, because it's a weekend or holiday, it will be processed on the next valuation date. There will be no charge for any of the systematic transfer arrangements described below, and they will not count toward your 12 transfers in any single contract year described above.

    AUTOMATIC PORTFOLIO REBALANCING

Rebalancing is a technique where you instruct us to re-allocate specific portfolios periodically to a predetermined percentage. We will re-allocate your portfolios based on the designated date, frequency and percentage instructions you provide to us.

Rebalancing will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. Rebalancing is not available for values in a guarantee period of the guaranteed term account or for values in the DCA Fixed Account.

If you elect a variable annuitization, the annuitant may instruct us to rebalance the variable sub-accounts. Rebalancing is not available for any portion that is a fixed annuitization.

    DOLLAR COST AVERAGING

Dollar Cost Averaging ("DCA") is another type of systematic transfer arrangement. DCA is an investment technique by which you invest a set amount of money at regular intervals. This technique averages the cost of the units you purchase over the period of time and may help to even out the market's volatility in your portfolio. You must instruct us with the date, amount, frequency and the portfolios you wish to be included.

DCA will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. DCA instructions will remain active until the portfolio is depleted in the absence of specific instructions otherwise. DCA is not available after you annuitize. You may not DCA out of any of the guaranteed term accounts.

    DCA FIXED ACCOUNT OPTION

The DCA Fixed Account option also allows you to dollar cost average. The DCA Fixed Account option may only be used for new purchase payments to the contract -- you may not transfer into it from other investment options.

Purchase payment amounts that you allocate to the DCA Fixed Account will be held in a fixed account which credits interest at an annual rate at least equal to the minimum guaranteed interest rate shown in your contract. Beginning one month following the date a purchase payment is allocated to the DCA Fixed Account, a portion of the amount allocated will be systematically transferred over an established period of time (currently either 6 months or 12 months) to sub-accounts of the variable annuity account that you have elected. If the systematic transfer would occur on or after the 26th day of the month, then the systematic transfer will be on the first day of the following month instead.

Each month thereafter a portion of the allocated purchase payment will be transferred to the designated sub-accounts until the DCA Fixed Account has been depleted. In the event you allocate additional purchase payments to the DCA Fixed Account during the period selected, those additional amounts will be transferred over the remainder of the period. If you allocate purchase payments to the DCA Fixed Account after it is depleted, a new period of time will be started, as selected by you.

The DCA Fixed Account is not available with Automatic Purchase Plans. If you have elected an optional living benefit with asset allocation requirements, you may use the DCA Fixed Account to allocate new Purchase Payments into your allocation plan provided you are allocating to one of the approved allocation plans currently available for your rider. If your allocation plan requires automatic rebalancing, only Contract Values in the variable sub-accounts will be rebalanced.

If you wish to terminate this systematic transfer prior to the end of the period, you may instruct us to do so. Any remaining amount held in the DCA Fixed Account at that time will be transferred to the sub-accounts you elected as of the valuation date coincident with or next following the date you instruct us to terminate the transfers. In the event you die prior to the end of the period, the amount remaining in your DCA Fixed Account when we receive notice of your death will be transferred to the government money market sub-account.

The DCA Fixed Account is not available after you annuitize. Amounts held in the DCA Fixed Account are part of our general account. To the extent permitted by law we reserve the right at any time to stop accepting new purchase payments to the DCA Fixed Account.

Below is an example designed to show how transfers from the DCA Fixed Account might work:

                           DCA FIXED ACCOUNT EXAMPLE

                                             PURCHASE
                            DCA FIXED        PAYMENTS       TRANSFER TO     DCA FIXED
TRANSACTION               ACCOUNT BEFORE ALLOCATED TO DCA  SELECTED SUB-  ACCOUNT AFTER
   DATE      TRANSACTION     ACTIVITY     FIXED ACCOUNT      ACCOUNTS       ACTIVITY
-----------  -----------  -------------- ---------------- -------------   -------------
  June 1      Purchase         --           20,000.00           --          21,400.00
              Payment
  July 1      Monthly       21,434.86          --            1,786.24
              Transfer                                    (=21,434.86/12)   19,648.62
 August 1     Monthly       19,681.69          --            1,789.24
              Transfer                                    (=19,681.69/11)   17,892.45
 August 15    Purchase      17,906.05       10,000.00           --          28,606.05
              Payment
September 1   Monthly       28,632.45          --            2,863.25
              Transfer                                    (=28,632.45/10)   25,769.20

To illustrate the DCA Fixed Account, assume a contract is issued on June 1. At this time, purchase payments totaling $20,000 are allocated to the 12 month DCA Fixed Account, along with a credit enhancement of $1,400. Assume the interest rate as of June 1 for the 12 month DCA Fixed Account option is 2%.

On July 1, one month after the first purchase payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $21,434.86. There are 12 monthly transfers remaining from the DCA Fixed Account. Therefore, an amount of $1,786.24 ($21,434.86/12) is transferred into the variable sub-accounts you previously selected.

On August 1, two months after the initial purchase payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $19,681.69. There are 11 monthly transfers remaining in the period. Therefore, an amount of $1,789.24 ($19,861.69/11) is transferred into the variable sub-accounts you previously selected.

On August 15, the value of the DCA Fixed Account is $17,906.05. An additional purchase payment of $10,000 is allocated to the DCA Fixed Account. The additional purchase payment is prior to the first contract anniversary so a credit enhancement of $700 is also allocated, resulting in a DCA Fixed Account value of $28,606.05. Since this additional purchase payment was made during the 12 month period originally established on June 1, the resulting DCA Fixed Account Value will be transferred over the remaining 10 monthly transfers.

On September 1, three months after the initial purchase payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $28,632.45. There are 10 monthly transfers remaining in the period. Therefore, an amount of $2,863.25 ($28,632.45/10) is transferred into the variable sub-accounts you previously selected.

This process will continue, with transfers being made monthly, until the end of the 12 month period. The final transfer will occur on June 1 of the following year. Following this transfer, the DCA Fixed Account value will equal zero.

PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

    CREDITING ACCUMULATION UNITS

During the accumulation period each purchase payment is credited on the valuation date on or following the date we receive the purchase payment at our home office. We will credit your purchase payments and any related credit enhancements allocated to the variable annuity account, to your contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the portfolio(s).

We will determine the value of accumulation units on each day on which each portfolio is valued. The net asset value of the portfolios' shares shall be computed once daily, and, in the case of government money market portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange ("Exchange") (currently, 3:00 p.m., Central Time), on each day, Monday through Friday, except:

  . days on which changes in the value of that portfolio's securities will not materially affect the current net asset value of that portfolio's shares;

  . days during which none of that portfolio's shares are tendered for redemption and no order to purchase or sell that portfolio's shares is received by that portfolio; and

  . customary national business holidays on which the Exchange is closed for trading.

The value of accumulation units for any given sub-account will be the same for all purchase payments we receive at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

In addition to providing for the allocation of purchase payments to the sub-account of the variable annuity account, the contracts allow you to allocate purchase payments to the DCA Fixed Account or for contracts issued prior to June 1, 2011, to the guarantee periods of the guaranteed term account for accumulation at a guaranteed interest rate.

    VALUE OF THE CONTRACT

The contract value of your contract at any time prior to when annuity payments begin can be determined by multiplying the number of accumulation units of each portfolio to which you allocate values by the current value of those units and then adding the values so calculated. Then add to that amount any value you have allocated to any fixed account(s) and guarantee period(s) of the guaranteed term account. There is no assurance that your contract value will equal or exceed your purchase payments.

    ACCUMULATION UNIT VALUE

The value of an accumulation unit for each sub-account of the variable annuity account was set at $1.000000 on the first valuation date of the sub-account. The value of an accumulation unit on any subsequent valuation date is determined by multiplying:

  . the value of that accumulation unit on the immediately preceding valuation date by,

  . the net investment factor for the applicable sub-account (described below) for the valuation period just ended.

The value of an accumulation unit any day other than a valuation date is its value on the next valuation date.

NET INVESTMENT FACTOR FOR EACH VALUATION PERIOD

The net investment factor is an index used to measure the investment performance of a sub-account of the variable annuity account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for that sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.70% per annum for contract years 1 through 9, and 1.10% per annum for contract year 10 and after (1.20% per annum after annuitization) and a deduction for the administrative charge at the current rate of .15% per annum. If you elected an optional death benefit with a daily separate account charge, the charge associated with that option will also be deducted.

The gross investment rate may be positive or negative and is equal to:

  . the net asset value per share of a portfolio share held in a sub-account of the variable annuity account determined at the end of the current valuation period, plus

  . the per share amount of any dividend or capital gain distribution by the portfolio if the "ex-dividend" date occurs during the current valuation period, divided by,

  . the net asset value per share of that portfolio share determined at the end of the preceding valuation period.

REDEMPTIONS, WITHDRAWALS AND SURRENDER

Prior to the date annuity payments begin you may make partial withdrawals from your contract in amounts of at least $250. We will waive the minimum withdrawal amount:

  . on withdrawals where a systematic withdrawal program is in place and the smaller amount satisfies the minimum distribution requirements of the Code, or

  . when the withdrawal is requested because of an excess contribution to a tax-qualified contract.

To request a withdrawal or surrender (including 1035 exchanges) you may submit to Annuity Services a fully completed and signed surrender or withdrawal form authorized by Minnesota Life. You may also request certain partial withdrawals by telephone if we have a completed telephone authorization on file. Contact Annuity Services for details.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We require contact owners or persons authorized by them to provide identifying information to use, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions. Minnesota Life will not be liable for any loss, expense, or cost arising out of any requests that we reasonably believe to be authentic.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request. We also reserve the right to suspend or limit telephone transactions.

Withdrawal values will be determined as of the valuation date we receive your written withdrawal request at our home office. Unless you tell us otherwise, and to the extent funds are allocated, withdrawals (including systematic withdrawals) will be taken from the variable annuity account, all guarantee periods of the guaranteed term account and any amounts in the DCA Fixed Account on a pro rata basis.

Your contract value will be reduced by the amount of your withdrawal and any applicable deferred sales charge. In addition, any unvested credit enhancements will be recaptured. For a complete discussion of vesting and recapture please see the section entitled "Credit Enhancement and Recapture." Withdrawals or surrenders from one of the guarantee periods of the guaranteed term account may also be subject to a market value adjustment. Please refer to the sections entitled; "General Information -- Fixed Account(s) and the Guaranteed Term Account" for details.

If a withdrawal leaves you with a contract value of less than $1,000, we may elect to treat your withdrawal as a full surrender of your contract and send you your contract's surrender value, as calculated below.

Before annuity payments begin, you may surrender the contract for its surrender value. You will receive the surrender value in a single cash sum. The surrender value of your contract is the contract value computed as of the valuation date your surrender request is received, reduced by any applicable deferred sales charge, unvested credit enhancement, and any market value adjustment for amounts held in a guarantee period of the guaranteed term account. In lieu of a cash sum payment, you may elect an annuity. In most cases, once annuity payments begin for an annuitant, the annuitant cannot surrender annuity benefit and receive a single sum instead (see "Electing the Retirement Date and Annuity Option" for more information).

MODIFICATION AND TERMINATION OF THE CONTRACT

Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.

The contract permits us to cancel your contract, and pay you its contract value if:

  . no purchase payments are made for a period of two or more full contract years, and

  . the total purchase payments made, less any withdrawals and associated charges, are less than $2,000, and

  .  the contract value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period. We will not terminate your contract solely because of poor sub-account performance. If we do elect to terminate your contract under this provision, no deferred sales charge will apply.

ASSIGNMENT

If the contract is sold in connection with a tax-qualified program (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), then:

  . neither the annuitant's or your interest may be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

  . to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant. You should discuss the tax consequences with you tax advisor.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

DEFERMENT OF PAYMENT

We will pay any single sum payment within seven days after the date the payment is called for by the terms of the contract, unless the payment is postponed for:

  . any period during which the Exchange is closed other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, as determined by the Securities and Exchange Commission ("SEC");

  . any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the portfolio(s) or to fairly determine the value of the assets of the portfolio(s); or

  . other periods the SEC by order permits for the protection of the contract owners.

See "Fixed Account(s) and the Guaranteed Term Account", for additional restrictions on those options.

CONFIRMATION STATEMENTS AND REPORTS

You will receive confirmation statements of any unscheduled purchase payment, transfer, or withdrawal; surrender; and payment of any death benefit. Quarterly statements will be made available to you with certain contract information. However, we may not deliver a quarterly statement if you do not have any transactions during that quarter. Statements will include the number of accumulation units in your contract, current value of those units and the contract's total value. Scheduled transactions such as systematic withdrawals, automatic purchase plans and systematic transfers will be shown on your quarterly statement following the transaction. It will also include information related to any amount you have allocated to the fixed account(s) or guarantee periods of the guaranteed term account.

CONTRACT CHARGES AND FEES

DEFERRED SALES CHARGE

No sales charge is deducted from a purchase payment made for this contract at the time of its receipt. However, when a contract's value is reduced by a withdrawal or a surrender, a deferred sales charge ("DSC") may be deducted. The DSC applies to the total amount withdrawn, including the DSC (see example below). A deferred sales charge of up to 6.5% may apply to partial withdrawals and surrenders. The DSC will be deducted pro rata from all sub-accounts from which withdrawals are made. This is designed to compensate us for the distribution expenses of the contract. To the extent the sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, including profits from mortality and expense risk charges.

The deferred sales charge may be assessed upon withdrawal or surrender of purchase payments. It applies during the 9 year period following receipt of each purchase payment. The amount withdrawn plus any DSC is deducted from the contract value. For purposes of determining the amount of deferred sales charge, withdrawal amounts will be allocated to contract gain up to the free amount (described below), and then to purchase payments on a first-in, first-out basis. This means that the withdrawal or surrender will be taken from the oldest purchase payment first. The applicable DSC percentage is as shown in the table below:

Years Since Purchase Payment  0-1  1-2  2-3  3-4  4-5  5-6 6-7 7-8 8-9 9 and thereafter
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Deferred Sales Charge         6.5% 6.5% 5.9% 5.9% 5.9% 5%  4%  3%  2%         0%

The amount of the DSC is determined by:

  . calculating the number of years each purchase payment being withdrawn has been in the contract;

  . multiplying each purchase payment withdrawn by the appropriate deferred sales charge percentage in the table; and

  . adding the DSC from all purchase payments so calculated. This amount is then deducted from your contract value.

Please see Appendix G for an example of how the deferred sales charge is calculated as well as how the recapture of any unvested credit enhancement may apply.

The DSC will not apply to:

  . The annual "free amount". During the first contract year, the free amount is equal to 10% of purchase payments received by us and not previously withdrawn. After the first contract year, the free amount is equal to 10% of the sum of purchase payments received by us within nine years and not previously withdrawn as of the most recent contract anniversary. The free amount does not apply when you surrender the contract or annuitize.

  . Amounts withdrawn to pay the annual maintenance fee, any transfer charge or any periodic charges for optional riders.

  .  Any amount attributable to recaptured credit enhancements.

  . Amounts payable as a death benefit upon the death of the owner or the annuitant, if applicable.

  .  Amounts applied to provide annuity payments under an annuity option.

  . Amounts withdrawn because of an excess contribution to a tax-qualified contract (including, for example, IRAs and tax sheltered annuities).

  . The difference between any required minimum distribution due (according to Internal Revenue Service (IRS) rules) on this contract and any annual "free amount" allowed.

  . A surrender or withdrawal requested any time after the first contract anniversary and if you meet the requirements of a qualifying confinement in a hospital or medical care facility as described below.

  . A surrender or withdrawal requested any time after the first contract anniversary and in the event that you are diagnosed with a terminal illness as described below.

  . Withdrawals in a contract year if less than or equal to the Guaranteed Annual Withdrawal (GAW) if you have purchased the Guaranteed Minimum Withdrawal Benefit option.

  . Withdrawals in a contract year if less than or equal to the Guaranteed Annual Income (GAI) if you have purchased the Guaranteed Lifetime Withdrawal Benefit, Guaranteed Lifetime Withdrawal Benefit II-Single, Guaranteed Lifetime Withdrawal Benefit II-Joint, Encore Lifetime Income-Single, Encore Lifetime Income-Joint, Ovation Lifetime Income-Single, Ovation Lifetime

     Income-Joint, Ovation Lifetime Income II -- Single, Ovation Lifetime Income II -- Joint, or any of the MyPath Lifetime Income optional riders.

    NURSING HOME OR TERMINAL ILLNESS WAIVER

    A surrender or withdrawal request made any time after the first contract anniversary due to the owner's confinement in a hospital or medical care facility for at least 90 consecutive days will not be subject to a DSC (Nursing Home Waiver). The request must be made while the owner is still confined or within 90 days after the discharge from a hospital or medical care facility after a confinement of at least 90 consecutive days. A medical care facility for this purpose means a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is:

     .   prescribed by a licensed Physician in writing; and

     . based on physical limitations which prohibit daily living in a non-institutional setting.

    A surrender or withdrawal request made any time after the first contract anniversary in the event the owner is diagnosed with a terminal illness will also not be subject to a DSC (Terminal Illness Waiver). A terminal illness for this purpose is a condition which:

     .   is diagnosed by a licensed Physician; and

     .   is expected to result in death within 12 months.

    For purposes of these provisions, we must receive due proof, satisfactory to us, of the owner's confinement or terminal illness in writing. Physician for this purpose means a licensed medical doctor (MD) or a licensed doctor of osteopathy (DO) practicing within the scope of his or her license; and not the owner, the annuitant or a member of either the owner's or the annuitant's immediate families.

    If the owner of this contract is other than a natural person, such as a trust or other similar entity, benefits payable due to nursing home confinement or terminal illness will be based upon the annuitant.

    If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

MORTALITY AND EXPENSE RISK CHARGE

We assume mortality risk under the contract by our obligation to pay death benefits and to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract. Our expense risk is the risk that the charges under the contract will be inadequate to cover our expenses. This charge is deducted during both the accumulation phase and the annuity phase of the contract.

For assuming these risks, we make a deduction from the variable annuity account at the annual rate of 1.70% of the net asset value during the accumulation period for contract years 1 through 9. At the beginning of contract year 10, the rate decreases to 1.10% of the variable contract value for the remainder of the accumulation period. Once you annuitize your contract the annual rate changes to 1.20% of contract value.

ADMINISTRATIVE CHARGE

We perform all contract administrative services. These include the review of applications, the preparation and issuance of contracts, the receipt of purchase payments, forwarding amounts to the portfolios for investment, the preparation and mailing of periodic reports and other services.

For providing these services we make a deduction from the variable annuity account at the annual rate of 0.15% of the net asset value of the variable annuity account. This charge is taken during both the accumulation period and the annuity period by the contract. Since the charge is taken from a contract on each valuation date, there is no return of any part of the charge in the event that the contract is redeemed. As the charge is made as a percentage of assets in the variable annuity account, there is not necessarily a relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributable to that contract.

ANNUAL MAINTENANCE FEE

We charge an annual maintenance fee for maintaining the records and documents with each contract. This fee is $35 and it will be deducted on each contract anniversary and at surrender of the contract on a pro rata basis from your accumulation value in the variable annuity account. We waive this fee if the greater of your purchase payments, less withdrawals, or your contract value is $75,000 or more at each contract anniversary.

OPTIONAL CONTRACT RIDER CHARGES

If you elect one of the optional death benefits and/or one of the other contract options, the charge described below will apply to your contract. A complete description of each optional contract rider can be found under the corresponding section of the Prospectus. If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit or "retained earnings" may be used to cover any distribution costs not recovered through the Deferred Sales Charge (DSC).

We reserve the right to change the current charges for optional contract riders that are issued in the future. Any changes in the charges will not exceed the maximum charges listed in the section of this Prospectus entitled "Contract Charges and Expenses -- Other Optional Benefit Charges." If we change the current charges, they will only apply to the optional riders applied for on or after the effective date of the change. We may decide to change the rider charge in our sole discretion.

HIGHEST ANNIVERSARY VALUE II (HAV II) DEATH BENEFIT OPTION -- CHARGE

  . If you purchase the HAV II optional death benefit, we will deduct an HAV II death benefit charge (HAV II charge) on a quarterly basis for expenses related to this optional benefit. The annual HAV II charge is equal to 0.30% of the death benefit. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the HAV II charge (0.075%) will be multiplied by the death benefit on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Death Benefits -- Optional Death Benefits' for details on how the death benefit is determined. The charge does not apply after annuitization, or in the case of a partial annuitization, to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

PREMIER II DEATH BENEFIT (PDB II) OPTION -- CHARGE

  . If you purchase the PDB II optional death benefit, we will deduct a PDB II death benefit charge (PDB II charge) on a quarterly basis for expenses related to this optional benefit. The annual PDB II charge is equal to 0.80% of the death benefit. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the PDB II charge (0.20%) will be multiplied by the death benefit on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Death Benefits -- Optional Death Benefits' for details on how the death benefit is determined. The charge does not apply after annuitization, or in the case of a partial annuitization, to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

ESTATE ENHANCEMENT BENEFIT II (EEB II) OPTION -- CHARGE

  . If you purchase the EEB II optional benefit, we will deduct an annual EEB II benefit charge for expenses related to this optional benefit. The EEB II charge is equal to 0.25% annually of the contract value allocated to the variable annuity account and this amount will be deducted daily from amounts held in the variable annuity account. This charge will also be applied as a reduction to the interest rate for any portion of your contract value allocated into the Fixed Account or the DCA Fixed Account. The reduced interest rate will in no event be less than the minimum guaranteed interest rate for your contract. See the section of this Prospectus entitled 'Death Benefits -- Optional Death Benefits' for additional information. The charge does not apply after annuitization, or in the case of a partial annuitization, to the portion of your contract annuitized.

MYPATH HIGHEST ANNIVERSARY DEATH BENEFIT (MYPATH DB) (SINGLE AND JOINT) OPTION -- CHARGE

  . If you purchase either the single or joint version of the MyPath DB optional death benefit, we will deduct a MyPath DB death benefit charge (MyPath DB charge) on a quarterly basis for expenses related to this optional benefit. The annual MyPath DB charge is equal to 0.40% of the Highest Anniversary Death Benefit. It is possible that the death benefit amount under the contract may be higher than the Highest Anniversary Death Benefit amount, but the charge for the rider is based on the Highest Anniversary Death Benefit amount. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the MyPath DB charge (0.10%) will be multiplied by the Highest Anniversary Death Benefit on that date and will be deducted proportionately from contract values allocated to the variable annuity account. See the section of this prospectus entitled "Death Benefits -- Optional Death Benefits" for details on how the Highest Anniversary Death Benefit is determined. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

HIGHEST ANNIVERSARY VALUE (HAV) DEATH BENEFIT OPTION -- CHARGE

  . If you purchase the HAV optional death benefit, we will deduct an annual HAV death benefit charge (HAV charge) for expenses related to this optional benefit. The HAV charge is equal to 0.15% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

PREMIER DEATH BENEFIT (PDB) OPTION -- CHARGE

  . If you purchase the PDB optional death benefit, we will deduct an annual PDB death benefit PGcharge for expenses related to this optional benefit. The PDB charge is equal to 0.35% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

ESTATE ENHANCEMENT BENEFIT (EEB) OPTION -- CHARGE

  . If you purchase the EEB optional benefit, we will deduct an annual EEB benefit charge for expenses related to this optional benefit. The EEB charge is equal to 0.25% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. This charge will also reduce the interest rate available with this option. See the "Other Contract Options -- Estate Enhancement Benefit Option" for additional information. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

MYPATH CORE FLEX (SINGLE AND JOINT) OPTION -- CHARGE

  . If you purchase the MyPath Core Flex optional benefit, we will deduct a MyPath Core Flex benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.20% for MyPath Core Flex -- Single and 1.30% for MyPath Core Flex -- Joint, of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.00% for MyPath Core Flex -- Single and MyPath Core Flex -- Joint, of the greater of the contract value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge (0.30% for MyPath Core Flex -- Single, and 0.325% for MyPath Core Flex -- Joint) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted proportionately from contract values allocated to the variable annuity account. See the section of this prospectus entitled "Other Contract Options (Living Benefits)" for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

MYPATH ASCEND 2.0 (SINGLE AND JOINT) OPTION -- CHARGE

  . If you purchase the MyPath Ascend 2.0 optional benefit, we will deduct a MyPath Ascend 2.0 benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.40% for MyPath Ascend 2.0 -- Single and 1.50% for MyPath Ascend 2.0 -- Joint, of the greater of the Contract Value or benefit base. The maximum possible charge for this rider is 2.25% for MyPath Ascend 2.0 -- Single and MyPath Ascend 2.0 -- Joint, of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge (0.35% for MyPath Ascend 2.0 -- Single, and 0.375% for MyPath Ascend 2.0 -- Joint) will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled "Other Contract Options (Living Benefits)" for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

MYPATH ASCEND (SINGLE AND JOINT) OPTION -- CHARGE

  . If you purchase the MyPath Ascend optional benefit, we will deduct a MyPath Ascend benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.40% for MyPath Ascend -- Single and 1.50% for MyPath Ascend -- Joint, of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.25% for MyPath Ascend -- Single and MyPath Ascend -- Joint, of the greater of the contract value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge (0.35% for MyPath Ascend -- Single, and 0.375% for MyPath Ascend -- Joint) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted proportionately from contract values allocated to the variable annuity account. See the section of this prospectus entitled "Other Contract Options (Living Benefits)" for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

MYPATH SUMMIT (SINGLE AND JOINT) OPTION -- CHARGE

  . If you purchase the MyPath Summit optional benefit, we will deduct a MyPath Summit benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.40% for MyPath Summit -- Single and 1.50% for MyPath Summit -- Joint, of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.25% for MyPath Summit -- Single and MyPath Summit -- Joint, of the greater of the contract value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge (0.35% for MyPath Summit -- Single, and 0.375% for MyPath Summit -- Joint) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted proportionately from contract values allocated to the variable annuity account. See the section of this prospectus entitled "Other Contract Options (Living Benefits)" for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

MYPATH VALUE (SINGLE AND JOINT) OPTION -- CHARGE

  . If you purchase the MyPath Value optional benefit, we will deduct a MyPath Value benefit charge on a quarterly basis for expenses related to this optional benefit. The annual charge for this rider is as follows:

       . For Contracts Issued Before May 1, 2017. Annual charge of 0.45% for MyPath Value -- Single and 0.55% for MyPath Value -- Joint, of the greater of the Contract Value or benefit base.

       . For Contracts Issued On or After May 1, 2017. Annual charge of 0.55% for MyPath Value -- Single and 0.65% for MyPath Value -- Joint, of the greater of the Contract Value or benefit base.

     The maximum possible charge for this rider is 1.00% for MyPath Value -- Single and MyPath Value -- Joint, of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled "Optional Living Benefit Riders" for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OPTION -- CHARGE

  . If you purchase the GMIB optional benefit, we will deduct an annual GMIB benefit charge for expenses related to this optional benefit. The current GMIB benefit charge is equal to 0.95% multiplied by the GMIB benefit base amount. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the GMIB benefit base is determined. The maximum possible charge for this rider is 1.50%. Beginning with the first contract anniversary following the rider effective date and every contract anniversary thereafter, the GMIB benefit charge will be calculated and deducted in proportion to the contract owner's allocation to the sub-accounts in the variable annuity account. The charge does not apply after annuitization. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

ENCORE LIFETIME INCOME-SINGLE (ENCORE-SINGLE) OPTION -- CHARGE

  . If you purchase the Encore-Single optional benefit, we will deduct an Encore-Single benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Encore-Single charge is equal to 1.10% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 1.75% of the greater of the contract value or benefit base. Beginning with the Encore-Single effective date and every three months thereafter, an amount equal to one quarter of the Encore-Single charge (0.275%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

ENCORE LIFETIME INCOME-JOINT (ENCORE-JOINT) OPTION -- CHARGE

  . If you purchase the Encore-Joint optional benefit, we will deduct an Encore-Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Encore- Joint charge is equal to 1.30% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.00% of the greater of the contract value or benefit base. Beginning with the Encore-Joint effective date and every three months thereafter, an amount equal to one quarter of the Encore-Joint charge (0.325%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

OVATION LIFETIME INCOME II-SINGLE (OVATION II-SINGLE) OPTION -- CHARGE

  . If you purchase the Ovation II- Single optional benefit, we will deduct an Ovation II-Single benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation II-Single charge is equal to 1.20% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.25% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation II-Single charge (0.30%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

OVATION LIFETIME INCOME II-JOINT (OVATION II-JOINT) OPTION -- CHARGE

  . If you purchase the Ovation II-Joint optional benefit, we will deduct an Ovation II-Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation II-Joint charge is equal to 1.20% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.50% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation II-Joint charge (0.30%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

OVATION LIFETIME INCOME-SINGLE (OVATION-SINGLE) OPTION -- CHARGE

  . If you purchase the Ovation-Single optional benefit, we will deduct an Ovation-Single benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation-Single charge is equal to 1.15% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 1.75% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation-Single charge (0.2875%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

OVATION LIFETIME INCOME-JOINT (OVATION-JOINT) OPTION -- CHARGE

  . If you purchase the Ovation-Joint optional benefit, we will deduct an Ovation-Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation-Joint charge is equal to 1.65% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.50% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation-Joint charge (0.4125%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB) OPTION -- CHARGE

  . If you purchase the GIPB optional benefit, we will deduct an annual GIPB benefit charge for expenses related to this optional benefit. The GIPB charge is equal to 0.50% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) OPTION -- CHARGE

  . If you purchase the GMWB optional benefit, we will deduct a GMWB benefit charge on a quarterly basis for expenses related to this optional benefit. The current GMWB charge is equal to 0.50% annually multiplied by the Guaranteed Withdrawal Benefit (GWB) amount. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the GMWB charge (0.125%) will be multiplied by the GWB amount on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The maximum possible annual charge will never exceed 1.00% of the GWB amount. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) OPTION -- CHARGE

  . If you purchase the GLWB optional benefit, we will deduct a GLWB benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB charge is equal to 0.60% of contract value, deducted quarterly. Beginning with the GLWB effective date and at the end of every three months thereafter, one quarter of the GLWB charge (0.15%) will be multiplied by the contract value on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE (GLWB II-SINGLE) OPTION --
CHARGE

  . If you purchase the GLWB II-Single optional benefit, we will deduct a GLWB II-Single benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB II-Single charge is equal to 0.60% of the greater of the contract value or Guaranteed Withdrawal Benefit (GWB) amount, deducted quarterly. The maximum possible charge for this rider is 1.00%. The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. Beginning with the GLWB II-Single effective date and at the end of every three months thereafter, one quarter of the GLWB II-Single charge (0.15%) will be multiplied by the greater of the contract value or GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT (GLWB II-JOINT) OPTION -- CHARGE

  . If you purchase the GLWB II-Joint optional benefit, we will deduct a GLWB II-Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB II-Joint charge is equal to 0.75% of the greater of the contract value or Guaranteed Withdrawal Benefit (GWB) amount, deducted quarterly. The maximum possible charge for the rider is 1.15%. The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. Beginning with the GLWB II-Joint effective date and at the end of every three months thereafter, one quarter of the GLWB II-Joint charge (0.1875%) will be multiplied by the greater of the contract value or GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or when annuity payments begin. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted. Transfers currently are free from any state premium tax.

TRANSFER CHARGES

There currently is no charge for any transfer. However, we reserve the right under the contract to charge up to $10 per transfer if you make more than 12 transfers in any single contract year.

MARKET VALUE ADJUSTMENT

See "Fixed Account(s) and the Guaranteed Term Account" for a complete description of this charge.

UNDERLYING PORTFOLIO CHARGES

There are deductions from and expenses paid out of the assets of the portfolio companies that are described in the prospectuses of those portfolios.

ANNUITIZATION BENEFITS AND OPTIONS

ANNUITY PAYMENTS

When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. This is sometimes referred to as the "payout" phase of your contract. You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of your contract, your contract value will be reduced by the amount you annuitize and any applicable recapture of credit enhancement. If you choose a partial annuitization in a non-qualified contract with a life contingent option or a period certain of 10 years or more, the cost basis in the contract will be allocated pro rata between each portion of the contract. Partial annuitization is treated as a withdrawal for purposes of benefits provided under optional death and living benefit riders. You may wish to consult with your tax advisor in the event you choose a partial annuitization with an option that is not a life contingent option or period certain of less than 10 years as the tax treatment under the Internal Revenue Code is unclear. Values will be allocated at your direction to our fixed account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, which is described below.

If you choose a variable annuitization, annuity payments are determined by several factors:

(a) the Assumed Investment Return (AIR) and mortality table specified in the contract,

(b) the age and gender of the annuitant and any joint annuitant,

(c) the type of annuity payment option you select, and

(d) the investment performance of the portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions described in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the portfolios. In other words, the annuity payments will vary with the investment experience of the assets of the portfolios you select. The dollar amount of payment determined for each sub-account will be aggregated for purposes of making payments.

When your contract is annuitized, any death benefit or living benefit rider is terminated and you are no longer eligible for any death benefit(s) or living benefit(s) if elected under the contract. You should refer to the section of the prospectus describing the specific optional benefit you have elected for additional information. However, your beneficiaries may be entitled to any remaining annuity payments, depending on the annuity option used.

Annuitization may provide higher income amounts and/or different tax treatment than payments or withdrawals taken as part of a living benefit. You should consult with your tax advisor, your financial advisor and consider requesting an annuitization illustration before you decide.

ELECTING THE RETIREMENT DATE AND ANNUITY OPTION

You may elect to annuitize your contract any time after the second contract anniversary. If you annuitize your contract prior to the end of contract year 7, we will recapture any unvested credit enhancement. For additional details regarding vesting and recapture, see the section entitled "Credit Enhancement and Recapture".

You must notify us in writing at least 30 days before annuity payments are to begin. Under the contract, if you do not make an election for an annuity commencement date, annuity payments will begin automatically on the maturity date. Unless you have agreed with us to change your maturity date, the maturity date is as set forth in your contract or in an endorsement to the contract. In general, it is the first of the month on or following the oldest annuitant's 95th birthday. You may elect an earlier annuity commencement date, as permitted by your contract.

Currently, it is our practice to await your instructions before beginning to pay annuity payments. We reserve the right, in our sole discretion, to refuse to extend your annuity commencement date or the maturity date, regardless of whether we may have granted extensions in the past to you or other similarly situated contract owners. There may be adverse tax consequences for delaying the maturity date. See the section of this prospectus entitled "Federal Tax Status" for a further description of these risks. Some broker-dealers may not allow you to elect an annuity commencement date or extend a maturity date beyond age 95.

The contract permits an annuity payment to begin on the first day of any month. The minimum first annuity payment whether on a variable or fixed dollar basis must be at least $50 for the payment frequency elected. If the first monthly annuity payment would be less than $50, we may fulfill our obligation by paying in a single sum the surrender value of the contract which would otherwise have been applied to provide annuity payments. The maximum amount which may be applied to provide a fixed annuity under the contract without our prior consent is $2,000,000.

ANNUITY OPTIONS

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request. Except for Option 4, once annuity payments have commenced you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof. If you fail to elect an annuity option and your entire contract value is in the general account, a fixed annuity will be provided and the annuity option will be a life annuity with a cash refund. If a portion of your contract value is allocated to the variable sub-accounts, a fixed and/ or variable annuity will be provided proportionate to the allocation of your available value and the annuity option will be Option 2A, a life annuity with a period certain of 120 months, unless a shorter period certain is needed to meet IRS requirements.

OPTION 1 -- LIFE ANNUITY This is an annuity payment option which is payable monthly during the lifetime of the annuitant and it terminates with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options which involve a life contingency) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 -- LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payment option which is payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY This is an annuity payment option which is payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or continuation of payments to beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 -- PERIOD CERTAIN ANNUITY This is an annuity payment option which is payable monthly for a period certain of 10 to 20 years, as you choose; our consent is required for any other period of years. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on any amounts in the fixed account(s).

If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary's election.

If you have elected an optional GMWB, GLWB, or single or joint versions of GLWB II, Encore, Ovation, or Ovation II benefit and it is still in effect when you reach the maximum maturity date, we will offer you a fifth annuity option. For GMWB, this option provides a fixed annuity payment equivalent on an annual basis to your maximum GAW until the GWB is reduced to zero at which point annuity payments will cease. For contracts issued under qualified plans, this option may not be available if the period of time needed to liquidate the GWB exceeds life expectancy. For GLWB, and single and joint versions of GLWB II, Encore, Ovation, and Ovation II, the annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life (or the life of the joint owner or Designated Life, where applicable). These options will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should consider requesting an annuitization illustration if you have questions about which annuity option is appropriate for you.

If you have elected one of the MyPath Lifetime Income optional riders, it is still in effect when you reach the maximum maturity date, and the oldest annuitant is a Designated Life under the rider, we will offer you an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of the life of the Designated Life (or both Designated Lives, as appropriate), as further described in the section of this prospectus entitled "Other Contract Options (Living Benefits)." These options will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should consider requesting an annuitization illustration if you have questions about which annuity option is appropriate for you.

CALCULATION OF YOUR FIRST ANNUITY PAYMENT

The contract value, adjusted for any applicable market value adjustment for amounts in the guaranteed term account, and reduced for any recapture of credit enhancement, is available to provide annuity payments. Some states impose a premium tax on the amounts used to provide annuity payments.

These taxes may vary based on the type of plan involved and we may deduct these amounts from the amount available to provide annuity payments.

The amount of the first monthly payment depends on the annuity payment option elected, gender (except in tax-qualified plans that require the use of genderless rates), and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables which show the dollar amount of the first monthly payment for each $1,000 of value applied for fixed or variable annuity payment options. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.

If you elect a variable annuity payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each sub-account of the variable annuity account. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value for each sub-account. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant.

A 4.50% assumed investment return (AIR) is used for the initial variable annuity payment determination. This would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%. (See Section entitled "Value of Annuity Unit").

Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date.

AMOUNT OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account multiplied by the current annuity unit value for that sub-account. This dollar amount may increase or decrease from month to month.

VALUE OF THE ANNUITY UNIT

The value of an annuity unit for each sub-account of the variable annuity account will vary to reflect the investment experience of the applicable portfolio(s). It will be determined by multiplying:

(a) the value of the annuity unit for that sub-account for the preceding valuation date by;

(b) the net investment factor (as defined in "Special Terms") for that sub-account for the valuation date for which the annuity unit value is being calculated; and by

(c) a factor that neutralizes the assumed investment return. This factor reverses the assumed investment return (AIR) which is used to calculate the initial variable payment and annuity units. It substitutes the performance of the underlying funds in place of the AIR to determine the increase or decrease in the value of the annuity units.

TRANSFERS AFTER YOU HAVE ANNUITIZED YOUR CONTRACT

After you annuitize, we hold amounts as "reserves" for our obligations to make annuity payments under your contract. You specify where we hold those reserves by choosing your payment allocation. If you specify a sub-account of the variable annuity account, then the amount of your annuity payments will vary with the performance of that sub-account. Amounts held as annuity reserves may be transferred among the sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer:

  . We must receive the written request for an annuity transfer in the home office at least 3 days in advance of the due date of the annuity payment subject to the transfer. A transfer request received less than 3 days prior to the annuity payment due date will be made as of the next annuity payment due date.

Upon request, we will provide you with annuity reserve amount information by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units being transferred from the sub-account will be converted to a number of annuity units in the new sub- account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at the number of units which are needed to pay that same amount on the transfer date.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make transfers of annuity reserves it will be effective for future annuity payments.

DEATH BENEFITS

BEFORE ANNUITY PAYMENTS BEGIN

If you die before annuity payments begin, we will pay the death benefit to the beneficiary. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the beneficiary on the death of any annuitant. The death benefit will be paid in a single sum to the beneficiary designated unless another form of settlement has been requested and agreed to by us. If your contract includes an optional living benefit, the beneficiary may be entitled to additional options. See the section entitled "Other Contract Options" for the specific optional benefit details. We will recapture any credit enhancement applied to your contract within 12 months of your date of death. Please see the "Credit Enhancement and Recapture" section for details and Appendix G for an example.

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any death benefit amounts due as an adjustment in excess of the contract value on the date we receive due proof of death will be directed into the guaranteed term account or the sub-accounts of the variable annuity account, in the same proportion that each allocation bears to the contract value on the date the death benefit is calculated, in fulfillment of the guaranteed death benefit provision of the contract. Amounts will not be directed into the DCA Fixed Account Option. The death benefit will be equal to the greater of:

(a) the contract value; or

(b) the total amount of purchase payments, reduced pro rata/1/ for partial withdrawals (including any DSC or MVA); or

/1/ The pro rata adjustment will be calculated by taking the total amount withdrawn, divided by the contract value prior to the withdrawal, and multiplying the result by the death benefit just prior to the withdrawal. For example:

    (10,000 withdrawal/90,000 contract value prior to the withdrawal) X 100,000 death benefit just prior to withdrawal = 11,111. So "b" equals: 100,000 - 11,111 = 88,889

(c) if you purchased an optional death benefit when your contract was issued, the value due under the selected optional death benefit rider. (See "Optional Death Benefits" for details of this calculation.)

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit to the contract value) shall continue to be affected by the portfolio performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available portfolio option, subject to the same limitations imposed on the contract owner.

    SURVIVING SPOUSE OPTION

    If any portion of the death benefit is payable to the designated beneficiary who is also the surviving spouse, that spouse shall be treated as the contract owner for purposes of: (1) when payments must begin, and
    (2) the time of distribution in the event of that spouse's death. In addition, if a surviving spouse elects to assume his or her deceased spouse's contract, there may be an adjustment to the contract value in the form of a death benefit.

    BENEFICIARY OTHER THAN A SURVIVING SPOUSE

    If the designated beneficiary is a person other than the owner's spouse, that beneficiary may:
    (1) elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the death, or
    (2) take the entire contract value within five years after death of the owner. If there is no designated beneficiary, then the entire contract value must be distributed within five years after death of the owner.

Alternatively, and if permitted by the IRS, a beneficiary may elect to receive a systematic distribution over a period not exceeding the beneficiary's life expectancy using a method that would be acceptable for purposes of calculating the minimum distribution required under section 401(a)(9) of the Internal Revenue Code.

Below is an overview of some of the more common scenarios and who would receive the death benefit (if any) under the contract terms. If you elect an optional death benefit rider, the scenarios below may apply differently or not be applicable. Please refer to the section of this prospectus entitled "Optional Death Benefits" for details.

IF DEATH OCCURS BEFORE ANNUITY PAYMENTS BEGIN:

 -----------------------------------------------------------------------------
                  IF:                                   THEN:
 -----------------------------------------------------------------------------
 The owner dies; and                    The joint owner receives the death
  . there is a surviving joint owner;   benefit
    and
  . the annuitant is either living or
    deceased.
 -----------------------------------------------------------------------------
 The owner dies; and                    The designated beneficiary receives
  . there is no joint owner; and        the death benefit
  . the annuitant is either living or
    deceased.
 -----------------------------------------------------------------------------
 The owner dies; and                    Owner's estate receives the death
  . there is no joint owner and         benefit
  . there is no designated beneficiary
    (or all of the beneficiaries
    pre-decease the owner); and
  . the annuitant is either living or
    deceased
 -----------------------------------------------------------------------------
 The annuitant dies; and                The owner may name a new annuitant
  . owner is living
 -----------------------------------------------------------------------------
 The annuitant dies; and                The designated beneficiary receives
  . the owner is not a natural          the death benefit
    person, such as a trust
 -----------------------------------------------------------------------------
 The annuitant dies; and                The owner receives the death benefit
  . the owner is not a natural
    person, such as a trust; and
  . there is no designated beneficiary
    (or all of the beneficiaries
    pre-decease the annuitant)
 -----------------------------------------------------------------------------

OPTIONAL DEATH BENEFITS

Effective December 7, 2012, the following optional death benefit riders are no longer available for you to elect: Highest Anniversary Value (HAV) Death Benefit Option, Premier Death Benefit (PDB) Option, and Estate Enhancement Benefit (EEB) Option.

At the time you purchase your contract you may elect optional death benefits. You must be 75 years old or less in order to elect HAV II, PDB II, or EEB II. You must be 70 years old or less in order to elect MyPath DB. You may only elect these options when you submit your application. ONCE YOU ELECT AN OPTIONAL DEATH BENEFIT RIDER, YOU MAY NOT CANCEL IT. There is a particular charge associated with each optional death benefit. See "Optional Contract Rider Charges" for more information. Each optional contract feature may or may not be beneficial to you depending upon your circumstances. You should consult your tax advisor and your financial advisor before you elect any optional features. These optional death benefits are subject to state availability and we reserve the right to stop offering any option(s) at any time.

The following chart provides an overview of the optional death benefit riders and combinations of riders that may be available to you, subject to state approval.

                                                                        OPTIONAL                        OPTIONAL
                                                                          DEATH                          LIVING
                                        AVAILABLE                        BENEFIT                         BENEFIT
                                           IF NO                          RIDERS                         RIDERS
       OPTIONAL DEATH                    OPTIONAL                       IT MAY BE                      IT MAY BE
           BENEFIT                    LIVING BENEFIT                     ELECTED                         ELECTED
           RIDERS                       IS ELECTED?                        WITH                            WITH
----------------------------------------------------------------------------------------------------------------------------
HAV II                                      Yes                           EEB II                          None
----------------------------------------------------------------------------------------------------------------------------
PDB II                                      Yes                           EEB II                          None
----------------------------------------------------------------------------------------------------------------------------
EEB II                                      Yes                      HAV II or PDB II                     None
----------------------------------------------------------------------------------------------------------------------------
My Path DB -- Single                        No                             None                    MyPath Core Flex --
                                                                                                    Single or MyPath
                                                                                                     Value -- Single
----------------------------------------------------------------------------------------------------------------------------
My Path DB -- Joint                         No                             None                    MyPath Core Flex --
                                                                                                     Joint or MyPath
                                                                                                     Value -- Joint

AFTER THE FIRST CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF HAV II, PDB II, EEB II, OR MYPATH DB, PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A PURCHASE PAYMENT IS RECEIVED IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR DEATH BENEFIT. This restriction does not apply to purchase payments made during the first contract year following the effective date of the optional death benefit.

In determining the amount of death benefit available under HAV II, PDB II, EEB II, and MyPath DB (Single and Joint), certain values may be adjusted on a "Pro-rata Basis." Values adjusted on a Pro-rata Basis means that the value being adjusted will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the value that is being adjusted immediately prior to the withdrawal,

   (b) is the total amount withdrawn, including any applicable charges, and

   (c) is the contract value immediately prior to the withdrawal.

HIGHEST ANNIVERSARY VALUE II (HAV II) DEATH BENEFIT OPTION

The HAV II death benefit option provides for a periodic calculation of a death benefit based on the highest contract value on contract anniversaries as described below.

The initial Highest Anniversary Value is equal to the purchase payments received on the rider effective date. Any credit enhancements are not included in the initial value. Thereafter, the Highest
Anniversary Value will be determined on every contract anniversary prior to and including the contract anniversary on or following the 80th birthday of the oldest owner (or the oldest annuitant in the case of an owner who is not a natural person). On the day your death benefit is determined, the Highest Anniversary Value is equal to the greater of:

   (a) the contract value; or

   (b) the previous Highest Anniversary Value increased by any purchase payments and reduced on a Pro-rata Basis (as described in the subsection entitled "Optional Death Benefits") for amounts withdrawn since the previous Highest Anniversary Value was determined.

There will be no further Highest Anniversary Values determined after the contract anniversary on or following the 80th birthday of the oldest owner (or the oldest annuitant in the case of an owner who is not a natural person). However, where joint owners exist, if the surviving owner continues the contract after the death of the first owner, determination of new Highest Anniversary Values may resume on the next contract anniversary until the contract anniversary following the 80th birthday of surviving owner.

WE RESERVE THE RIGHT TO LIMIT THE DEATH BENEFIT TO THE CONTRACT VALUE IN LIEU OF ANY OTHER DEATH BENEFIT VALUE PAYABLE IF WE RECEIVE PROOF OF DEATH MORE THAN ONE YEAR AFTER THE DATE OF DEATH. THIS MAY RESULT IN YOUR BENEFICIARY RECEIVING A DEATH BENEFIT THAT IS LESS THAN WHAT THE BENEFICIARY MAY HAVE OTHERWISE BEEN ENTITLED TO. IN ADDITION, YOU MAY HAVE PAID FOR A DEATH BENEFIT THAT MAY NOT ULTIMATELY BE RECEIVED IN THIS CIRCUMSTANCE.

This death benefit option will terminate on the earliest of:

  . the payment of all death benefits available under the contract or optional death benefit riders;

  .  termination or surrender of the contract;

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments;

  .  the contract value equals zero; or

  .  the date of an ownership change or assignment under the contract unless:
     (a) the new owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to, the change from individual ownership to a revocable trust for the benefit of such individual owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or (b) the assignment is for the purposes of effectuating a 1035 exchange of the contract.

See Appendix M for examples of how this optional death benefit works.

PREMIER II DEATH BENEFIT OPTION

The Premier II death benefit option provides for a death benefit equal to the greater of the Highest Anniversary Value, or the 5% Increase Value.

The Highest Anniversary Value is determined in the manner described in the section entitled "Highest Anniversary Value II (HAV II) Death Benefit Option" above. The initial 5% Increase Value is equal to the purchase payments received on the rider effective date. Any credit enhancements are not included in the initial value. Thereafter, the 5% Increase Value is determined as follows:

Prior to and including the contract anniversary on or following the 80th birthday of the oldest owner (or the oldest annuitant in the case of an owner who is not a natural person), the 5% Increase Value is equal to the sum of:

   (a) contract value in the DCA Fixed Account and Fixed Account; and

   (b) purchase payments and transfers into the variable annuity account less withdrawals and transfers out of the variable annuity account, accumulated at an interest rate of 5% compounded annually until the earlier of the date we receive proof of death or the contract anniversary on or following the 80th birthday of the oldest owner (or the oldest annuitant in the case of an owner who is not a natural person) (the "Variable Portion").

After the contract anniversary on or following the 80th birthday of the oldest owner (or the oldest annuitant in the case of an owner who is not a natural person), the 5% Increase Value is equal to the sum of:

   (a) contract value in the DCA Fixed Account and Fixed Account; and

   (b) the Variable Portion of the 5% Increase Value calculated as of the contract anniversary on or following the 80th birthday of the oldest owner (or the oldest annuitant in the case of an owner who is not a natural person), less withdrawals and transfers out of the variable annuity account after that date.

The 5% Increase Value shall not exceed 200% of the sum of purchase payments adjusted on a Pro-rata Basis (as described in the subsection entitled "Optional Death Benefits") for any amounts previously withdrawn.

WE RESERVE THE RIGHT TO LIMIT THE DEATH BENEFIT TO THE CONTRACT VALUE IN LIEU OF ANY OTHER DEATH BENEFIT VALUE PAYABLE IF WE RECEIVE PROOF OF DEATH MORE THAN ONE YEAR AFTER THE DATE OF DEATH. THIS MAY RESULT IN YOUR BENEFICIARY RECEIVING A DEATH BENEFIT THAT IS LESS THAN WHAT THE BENEFICIARY MAY HAVE OTHERWISE BEEN ENTITLED TO. IN ADDITION, YOU MAY HAVE PAID FOR A DEATH BENEFIT THAT MAY NOT ULTIMATELY BE RECEIVED IN THIS CIRCUMSTANCE.

This death benefit option will terminate on the earliest of:

  . the payment of all death benefits available under the contract or optional death benefit riders;

  .  termination or surrender of the contract;

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments;

  .  the contract value equals zero; or

  .  the date of an ownership change or assignment under the contract unless:
     (a) the new owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to, the change from individual ownership to a revocable trust for the benefit of such individual owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or (b) the assignment is for the purposes of effectuating a 1035 exchange of the contract.

See Appendix N for examples of how this optional death benefit works.

ESTATE ENHANCEMENT BENEFIT II (EEB II) OPTION

This optional contract rider may provide an additional amount to be added to the death benefit proceeds that become payable upon any owner's death. It is designed to help pay expenses that may be due upon an owner's death. We do not guarantee that the amounts provided by the EEB II option will be adequate to cover any such expenses that any heirs may have to pay. If any owner dies before annuity payments begin, we will pay the EEB II benefit of this contract to the beneficiary. If the owner of the contract is other than a natural person, such as a trust or other similar entity, we will pay the EEB II benefit to the beneficiary on the death of the annuitant.

The EEB II benefit will be the EEB II Percentage (as described below) multiplied by the lesser of:

   (a) the contract value less purchase payments not previously withdrawn; or

   (b) 200% of the sum of purchase payments adjusted on a Pro-rata Basis (as described in the subsection entitled "Optional Death Benefits") for any amounts previously withdrawn.

The EEB II Percentage depends on the age of the oldest owner (or the oldest annuitant in the case of a non-natural owner). The age used in determining the EEB II benefit is determined at the time the rider is issued, and it will not be adjusted upon a change of owner or annuitant. If the age of the oldest owner (or the oldest annuitant in the case of a non-natural owner) is less than 70 years at the time the rider is issued, the EEB II Percentage is equal to 40%. If the age of the oldest owner (or the oldest annuitant in the case of a non-natural owner) is 70 years or older at the time the rider is issued, the EEB II Percentage is equal to 25%.

The value of the EEB II benefit will be determined as of the valuation date coincident with or next following the day we receive proof of death at our home office. Any amounts due as an EEB II benefit will be paid as a death benefit adjustment and directed into the Fixed Account and sub-accounts of the variable annuity account based on the same proportion that each bears to the contract value on the date the benefit is calculated. If the contract value is less than purchase payments not previously withdrawn, the EEB II benefit is zero and no adjustment will apply.

If a surviving spouse is the sole beneficiary and elects to assume his or her deceased spouse's contract, he or she may elect to:

   (a) have any amount due under the EEB II benefit paid and this rider will terminate; or

   (b) continue this rider such that the EEB II benefit is payable on his or her death instead of the death of the owner or annuitant, as applicable.

If no election is made within 30 days following the date we receive proof of death at our home office, the EEB II benefit, if any, will be paid and the rider terminated under option (a). Option (b) may only be exercised one time per contract, and will not be an option upon the death of the surviving spouse.

This rider will terminate on the earliest of:

  .  the payment of the EEB II benefit available;

  . the payment of all death benefits available under the contract or optional death benefit riders;

  .  termination or surrender of the contract;

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments;

  .  the contract value equals zero; or

  .  the date of an ownership change or assignment under the contract unless:
     (a) the new owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to, the change from individual ownership to a revocable trust for the benefit of such individual owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or (b) the assignment is for the purposes of effectuating a 1035 exchange of the contract.

See Appendix O for examples of how this optional death benefit works.

MYPATH HIGHEST ANNIVERSARY DEATH BENEFIT (MYPATH DB) (SINGLE AND JOINT) OPTION

MyPath DB is an optional death benefit rider that is only available if you elect a MyPath Core Flex or MyPath Value optional living benefit rider. If you also elect the MyPath DB, you will receive the single (MyPath DB -- Single) or joint (MyPath DB -- Joint) version based on whether you elected the single or joint version of MyPath Core Flex or MyPath Value. The benefits are different between MyPath DB -- Single and MyPath DB -- Joint, and you should consult your financial advisor to determine which version, if any, is appropriate to your situation.

If you elect MyPath DB with MyPath Core Flex, each Designated Life must be at least age 45 and at most age 70 at the time the riders are issued. If you elect MyPath DB with MyPath Value, each Designated Life must be at least age 35 and at most age 70 at the time the riders are issued.

The MyPath DB optional death benefit rider provides an additional death benefit value prior to the annuity commencement date that may be greater than the death benefit provided under the contract. For MyPath DB -- Single, the death benefit provided under this rider is payable upon the death of the Designated Life. For MyPath DB -- Joint, the death benefit provided under this rider is payable upon the death of the last remaining Designated Life.

CALCULATING THE HIGHEST ANNIVERSARY DEATH BENEFIT

The MyPath DB option provides for a periodic calculation of a death benefit based on the highest contract value on contract anniversaries, subject to adjustments for subsequent purchase payments and withdrawals, each of which is described below. This amount is referred to as the Highest Anniversary Death Benefit.

The initial Highest Anniversary Death Benefit is equal to the purchase payments received on the rider effective date.

On each valuation date after the rider effective date, the Highest Anniversary Death Benefit is increased by any subsequent purchase payments that have occurred since the previous valuation date, and reduced for amounts withdrawn, as described below, since the previous valuation date. After the first contract anniversary following the effective date of the rider, purchase payments are limited to a cumulative total of $25,000, without our prior consent.

The amount by which the Highest Anniversary Death Benefit is reduced by withdrawals depends on two factors: (1) when the withdrawal takes place relative to the "benefit date", and (2) the amount of the withdrawal relative to the Guaranteed Annual Income (GAI) amount or required minimum distribution
(RMD) amount, each as determined under MyPath Core Flex or MyPath Value, as applicable. See the section of this prospectus entitled "Other Contract Options (Living Benefits)" for a description of the benefit date and how GAI and RMD are determined under MyPath Core Flex and MyPath Value.

Prior to the benefit date, any amount you withdraw will cause the Highest Anniversary Death Benefit to be reduced on a Pro-rata Basis. This may result in the Highest Anniversary Death Benefit being reduced by more than the actual amount of the withdrawal.

After the benefit date, any amount you withdraw in a single contract year that is less than or equal to the GAI, or RMD, if greater, will cause the Highest Anniversary Death Benefit to be reduced by the amount of the withdrawal. Any amount you withdraw in a single contract year that is in excess of the GAI, or RMD, if greater, will cause the Highest Anniversary Death Benefit to be further reduced on a Pro-rata Basis based on the excess portion of the withdrawal. This may result in the Highest Anniversary Death Benefit being reduced by more than the actual amount of the excess portion of the withdrawal.

In addition to adjustments for subsequent purchase payments and withdrawals, the Highest Anniversary Death Benefit will be reevaluated on every contract anniversary prior to and including the contract anniversary on or following the 80th birthday of the Designated Life for MyPath DB -- Single or the youngest Designated Life for MyPath DB -- Joint. On each of those contract anniversaries, the Highest Anniversary Death Benefit is set equal to the greater of:

   (a) the contract value; or

   (b) the Highest Anniversary Death Benefit increased by any purchase payments and reduced for withdrawals, as described above, that have occurred since the previous valuation date.

After the contract anniversary on or following the 80th birthday of the Designated Life for MyPath DB -- Single or the youngest Designated Life for MyPath DB -- Joint, the Highest Anniversary Death Benefit will not be re-evaluated on the contract anniversary, but will still be adjusted by subsequent purchase payments and withdrawals, as described above.

DETERMINING THE DEATH BENEFIT

For MyPath DB -- Single, the value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death of the Designated Life at our home office. For MyPath DB -- Joint, the value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death of the last remaining Designated Life at our home office.

If the Highest Anniversary Death Benefit results in an amount greater than the death benefit provided under the contract, any amount due as a death benefit in excess of the contract value will be paid as a death benefit adjustment and directed into the guaranteed interest options or the sub-accounts of the variable annuity account, in the same proportion that each allocation bears to the contract value on the date the death benefit is calculated, in fulfillment of the death benefit provisions of the contract. However, amounts will not be directed into the DCA Fixed Account Option.

WE RESERVE THE RIGHT TO LIMIT THE DEATH BENEFIT TO THE CONTRACT VALUE IN LIEU OF ANY OTHER DEATH BENEFIT VALUE PAYABLE IF WE RECEIVE PROOF OF DEATH MORE THAN ONE YEAR AFTER THE DATE OF DEATH. THIS MAY RESULT IN YOUR BENEFICIARY RECEIVING A DEATH BENEFIT THAT IS LESS THAN WHAT THE BENEFICIARY MAY HAVE OTHERWISE BEEN ENTITLED TO. IN ADDITION, YOU MAY HAVE PAID FOR A DEATH BENEFIT THAT MAY NOT ULTIMATELY BE RECEIVED IN THIS CIRCUMSTANCE.

SPOUSAL CONTINUATION (FOR MYPATH DB -- JOINT)

For MyPath DB -- Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of the contract continuation. The MyPath DB -- Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

IMPACT OF DIVORCE

For MyPath DB -- Single, if the Designated Life is removed as the owner of the contract (or annuitant, in the case of an owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.

For MyPath DB -- Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, the benefits provided by this rider will be adjusted, as necessary, based on the life of the remaining Designated Life.

RIDER TERMINATION

This death benefit option will terminate on the earliest of:

   (a) for MyPath DB -- Single and MyPath DB -- Joint:
       (1) termination or surrender of the contract; or
       (2) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or
       (3) the contract value is reduced to zero; or
       (4) the date of an ownership change or assignment under the contract unless:
           (i) the new owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath DB -- Single, the change from individual ownership to a revocable trust for the benefit of such individual owner, and, for MyPath DB -- Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an owner is removed due to a divorce or qualified dissolution order); or

           (ii)the assignment is for the purposes of effectuating a 1035 exchange of the contract; or

   (b) for MyPath DB -- Single:
       (1) the date we receive due proof of death of the Designated Life; or
       (2) the date the Designated Life is removed as a contract owner (or annuitant, in the case of an owner that is not a natural person), due to a divorce or qualified dissolution order; or

   (c) for MyPath DB -- Joint:
       (1) the date we receive due proof of death of the last remaining Designated Life; or
       (2) the date any death benefits are paid as a lump sum under the terms of the contract.

See Appendix P for examples of how this optional death benefit works.

The rider cannot be terminated prior to the earliest of the above dates. Upon termination of this rider, the benefits and charges within this rider will terminate. Once terminated, this rider may not be reinstated.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT OPTION

EFFECTIVE DECEMBER 7, 2012, THIS OPTION IS NO LONGER AVAILABLE FOR YOU TO ELECT.

  .  You may only elect this option at the time your contract is issued.

  .  Once you elect this option you may not terminate or cancel the option.

  . The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

The Highest Anniversary Value death benefit option provides for a periodic calculation of a death benefit based on the highest contract value on contract anniversaries as described below.

The highest anniversary value will be determined on every contract anniversary prior to and including the contract anniversary following your 80th birthday. On the day your death benefit is determined, the highest anniversary value is equal to the greater of:

(a) the contract value; or

(b) the previous highest anniversary value increased by any purchase payments and reduced pro rata for amounts withdrawn since the previous highest anniversary value was determined.

Where joint owners exist, there will be no further highest anniversary values determined after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of new highest anniversary values may resume on the next contract anniversary if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.

This death benefit option will terminated at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

          HIGHEST ANNIVERSARY VALUE DEATH BENEFIT RIDER ILLUSTRATION

                                                          HIGHEST
      CONTRACT           PURCHASE PAYMENTS     CONTRACT ANNIVERSARY  DEATH
     ANNIVERSARY  AGE ADJUSTED FOR WITHDRAWALS  VALUE      VALUE    BENEFIT
     -----------  --- ------------------------ -------- ----------- -------
         0        65           10,000           10,700    10,000    10,000
         1        66           10,000            9,000    10,000    10,000
         2        67           10,000            8,000    10,000    10,000
         3        68           10,000            9,000    10,000    10,000
         4        69           10,000           11,000    11,000    11,000

                                                          HIGHEST
      CONTRACT           PURCHASE PAYMENTS     CONTRACT ANNIVERSARY  DEATH
     ANNIVERSARY  AGE ADJUSTED FOR WITHDRAWALS  VALUE      VALUE    BENEFIT
     -----------  --- ------------------------ -------- ----------- -------
         5        70           10,000           13,500    13,500    13,500
         6        71            9,473            9,000    12,789    12,789
         7        72            9,473           10,000    12,789    12,789
         8        73            9,473           12,000    12,789    12,789
         9        74            9,473           14,000    14,000    14,000
         10       75            9,473           12,000    14,000    14,000
         11       76            9,473           15,000    15,000    15,000
         12       77            9,473           17,000    17,000    17,000
         13       78            9,473           19,000    19,000    19,000
         14       79            9,473           21,200    21,200    21,200
         15       80            9,473           23,000    23,000    23,000
         16       81            9,473           24,000    23,000    24,000

                                    [CHART]

          Purchase Payments                             Highest Anniversary
Age    Adjusted For Withdrawals     Contract Value             Value
---    ------------------------     ---------------            ------
65             $10,000                  $10,700
66              10,000                    9,000                $ 9,000
67              10,000                    8,000                  9,000
68              10,000                    9,000                  9,000
69              10,000                   11,000                 11,000
70              10,000                   13,000                 13,500
71              10,000                    9,000                 13,500
72              10,000                   10,000                 13,500
73              10,000                   12,000                 13,500
74              10,000                   14,000                 14,000
75              10,000                   12,000                 14,000
76              10,000                   15,000                 15,000
77              10,000                   17,000                 17,000
78              10,000                   19,000                 19,000
79              10,000                   21,000                 21,200
80              10,000                   23,000                 23,000
81              10,000                   24,000                 23,000

To illustrate the highest anniversary value death benefit rider, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account with a single withdrawal of $500 on the sixth contract anniversary. A credit enhancement of $700 is added at contract issue.

On the sixth contract anniversary (owner age 71), a withdrawal of $500 occurs. Just prior to the withdrawal, the contract value is $9,500. The purchase payment adjusted for withdrawal is reduced pro rata for the withdrawal as follows: $10,000 - 10,000 x 500 / 9,500 = $9,473.68. The remaining contract value after the withdrawal is $9,000. The previous highest anniversary value is adjusted pro rata for the withdrawal as follows: $13,500 - 13,500 x 500 / 9,500 = 12,789.47. The adjusted highest anniversary value is still higher than the current contract value so the new highest anniversary value, and the resulting death benefit, is now $12,789.47.

On the 10th contract anniversary (owner age 75), the highest anniversary value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($9,473). Therefore, the death benefit is equal to $14,000.

On the 15th contract anniversary (owner age 80), both the highest anniversary value and contract value are $23,000. Since this value exceeds the purchase payments adjusted for withdrawals ($9,473), the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), the highest anniversary value cannot exceed the highest anniversary value for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), for example, the highest anniversary value is not increased to the contract value. Instead, the highest anniversary value remains $23,000, the highest anniversary value at owner age 80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.

PREMIER DEATH BENEFIT OPTION

EFFECTIVE DECEMBER 7, 2012, THIS OPTION IS NO LONGER AVAILABLE FOR YOU TO ELECT.

  .  You may only elect this option at the time your contract is issued.

  .  Once you elect this option you may not terminate or cancel the option.

  . The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

The Premier Death Benefit option provides for a death benefit equal to the greater of the Highest Anniversary value or the 5% Death Benefit Increase value.

Where joint owners exist, there will be no further highest anniversary value determined or accumulation of the 5% death benefit increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of the new highest anniversary value and accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based upon the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract; termination or surrender of the contract; or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                   PREMIER DEATH BENEFIT RIDER ILLUSTRATION

                                                                  5%
                                                                DEATH
                                                     HIGHEST   BENEFIT
 CONTRACT           PURCHASE PAYMENTS     CONTRACT ANNIVERSARY INCREASE  DEATH
ANNIVERSARY  AGE ADJUSTED FOR WITHDRAWALS  VALUE      VALUE     VALUE   BENEFIT
-----------  --- ------------------------ -------- ----------- -------- -------
    0        65           10,000           10,700    10,000     10,000  10,000
    1        66           10,000            9,000    10,000     10,500  10,500
    2        67           10,000            8,000    10,000     11,025  11,025
    3        68           10,000            9,000    10,000     11,576  11,576
    4        69           10,000           11,000    11,000     12,155  12,155
    5        70           10,000           13,500    13,500     12,763  13,500
    6        71            9,473            9,000    12,789     12,901  12,901
    7        72            9,473           10,000    12,789     13,546  13,546
    8        73            9,473           12,000    12,789     14,223  14,223
    9        74            9,473           14,000    14,000     14,934  14,934
    10       75            9,473           12,000    14,000     15,681  15,681
    11       76            9,473           15,000    15,000     16,465  16,465
    12       77            9,473           17,000    17,000     17,289  17,289

                                                                  5%
                                                                DEATH
                                                     HIGHEST   BENEFIT
 CONTRACT           PURCHASE PAYMENTS     CONTRACT ANNIVERSARY INCREASE  DEATH
ANNIVERSARY  AGE ADJUSTED FOR WITHDRAWALS  VALUE      VALUE     VALUE   BENEFIT
-----------  --- ------------------------ -------- ----------- -------- -------
    13       78           9,473            19,000    19,000     18,153  19,000
    14       79           9,473            21,200    21,200     18,947  21,200
    15       80           9,473            23,000    23,000     18,947  23,000
    16       81           9,473            24,000    23,000     18,947  24,000

                                    [CHART]

          Purchase Payments                             Highest Anniversary
Age    Adjusted For Withdrawals     Contract Value             Value
---    ------------------------     ---------------            ------
65             $10,000                  $10,700
66              10,000                    9,000                $ 9,000
67              10,000                    8,000                  9,000
68              10,000                    9,000                  9,000
69              10,000                   11,000                 11,000
70              10,000                   13,000                 13,500
71              10,000                    9,000                 13,500
72              10,000                   10,000                 13,500
73              10,000                   12,000                 13,500
74              10,000                   14,000                 14,000
75              10,000                   12,000                 14,000
76              10,000                   15,000                 15,000
77              10,000                   17,000                 17,000
78              10,000                   19,000                 19,000
79              10,000                   21,000                 21,200
80              10,000                   23,000                 23,000
81              10,000                   24,000                 23,000

To illustrate the premier death benefit option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account with a single withdrawal of $500 on the sixth contract anniversary. A credit enhancement of $700 is added at contract issue.

On the sixth contract anniversary (owner age 71), a withdrawal of $500 occurs. Just prior to the withdrawal, the contract value is $9,500 and the 5% death benefit increase value is $13,401. The purchase payment adjusted for withdrawal is reduced pro rata for the withdrawal as follows: $10,000 -10,000 x 500 / 9,500 = $9,473.68. The remaining contract value after the withdrawal is $9,000. The previous highest anniversary value is adjusted pro rata for the withdrawal as follows: $13,500 - 13,500 x 500 / 9,500 = 12,789.47. The 5% death benefit increase value is reduced by the amount of the withdrawal to $12,901 ($13,401 -
500). The 5% death benefit increase value exceeds the contract value ($9,000), the purchase payments adjusted for withdrawals ($9,473) and the highest anniversary value ($12,789) resulting in a death benefit equal to $12, 901.

On the 10th contract anniversary (owner age 75), the 5% death benefit increase value exceeds the contract value ($12,000), the purchase payments adjusted for withdrawals ($9,473) and the highest anniversary value ($14,000). Therefore, the death benefit is equal to $15,681.

On the 15th contract anniversary (owner age 80), the highest anniversary value and contract value are equal and exceed both the purchase payments adjusted for withdrawals ($9,473) and 5% death benefit increase value ($18,947). Therefore, the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), neither the highest anniversary value nor 5% death benefit increase value can exceed their respective values for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), the contract value exceeds the purchase payments adjusted for withdrawals ($9,473), the highest anniversary value

($23,000) and the 5% death benefit increase value ($18,947). Therefore, the death benefit is equal to the $24,000 contract value.

ESTATE ENHANCEMENT BENEFIT (EEB) OPTION:

EFFECTIVE DECEMBER 7, 2012, THIS OPTION IS NO LONGER AVAILABLE FOR YOU TO ELECT.

  .  You may only elect this option at the time your contract is issued.

  .  Once you elect this option you may not terminate or cancel the option.

  . The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

This contract option provides an additional amount to be added to the death benefit proceeds that become payable upon your death. It is designed to help pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the EEB option will be adequate to cover any such expenses that your heirs may have to pay. If any contract owner dies before annuity payments begin, we will pay the EEB to the beneficiary. If the contract owner is a non-natural person, we will pay the EEB to the beneficiary based on the death of the annuitant.

If you elect the EEB option, the interest rate which will be credited to any amounts in your contract which you choose to be allocated into fixed accounts (including the DCA Fixed Account Option and any guarantee periods of the guaranteed term account), may be lower than the interest rate credited to a contract where the EEB option was not elected. This reduced interest rate helps to pay for the EEB benefit since the EEB benefit is based on all of the gain in your contract, including any interest credited under the fixed account options. The interest rate used will in no event be less than the minimum guaranteed interest rate for your contract.

FOR EXAMPLE:

Assume a contract with a $10,000 purchase payment during the first contract year that is allocated entirely into the fixed account of the contract and the contract owner elects the EEB option. The contract will receive a credit enhancement of $700 which will also be allocated to the fixed account. If the current interest rate credited for this fixed account is 3.50% generally, the interest rate credited will be 3.25% if the EEB option is elected.

At the end of the first contract year, the contract owner will have a contract value in the fixed account of $11,047.75. Assuming the contract owner was under age 70, took no withdrawals, had the guaranteed minimum death benefit and died at the end of the first contract year, the EEB benefit would be $419.10. This is arrived at in the following way: death benefit amount, in this case contract value ($11,047.75) less purchase payments not previously withdrawn ($10,000) equals $1,047.75; multiplied by 0.40%, which equals $419.10. The 200% "cap" of purchase payments ($20,000 in this example) would not have been triggered, so the EEB benefit for this example is $130.

Using the same assumptions as above, a contract owner who did not elect the EEB option would have received $26.75 in additional interest in his/her contract due to the higher interest rate credited (3.50% versus 3.25%), but that contract owner would not receive the EEB benefit of $419.10.

The Estate Enhancement Benefit is calculated as follows:

If the age of the contract owner (or annuitant as applicable) is less than 70 years old as of the contract date, the EEB is equal to 40% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, by any purchase payments received within the previous twelve months.

If the age of the contract owner (or annuitant as applicable) is equal to or greater than 70 years old as of the contract date, the EEB is equal to 25% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, by any purchase payments received within the previous twelve months.

The age used in determining the EEB is determined at the time the contract is issued. Where joint owners exist, the age of the oldest joint owner as of the contract date will be used in determining the EEB. If the owner of the contract is other than a natural person, the age of the oldest annuitant as of the contract date will be used in determining the EEB.

The value of the EEB will be determined as of the valuation date coincident with or next following the day we receive due proof of death at our home office. Any amounts due as an EEB will be directed into the guaranteed term account, or the sub-accounts of the variable annuity account based on the same proportion that each bears in the contract value on the date the benefit is calculated.

If the surviving spouse of a deceased contract owner is the sole beneficiary of the contract and elects to continue the contract, the spouse may choose to:

Option A:Continue the EEB option. In this case the EEB amount is not calculated until the death of the surviving spouse making this election and charges for the option will continue to apply; or

Option B:Stop the EEB option. In this case the EEB amount is calculated and added to the contract. The EEB option is then terminated and the additional 0.25% charge for the option will cease.

A surviving spouse must make this election within 30 days of the date proof of death is provided to us at our home office. If no election is made within that time by the surviving spouse, Option B will apply and the EEB option will terminate. If there are any non-spouse beneficiaries in addition to the surviving spouse on a contract, only Option B will apply.

This rider will terminate on the earliest of:

  .  the payment of the EEB available;

  .  termination or surrender of the contract; or

  .  the date on which the contract has been fully annuitized.

DEATH BENEFITS AFTER ANNUITY PAYMENTS BEGIN

If the annuitant dies on or after annuity payments have started, we will pay whatever amount may be required by the terms of the annuity payment option selected. The remaining value in the contract must be distributed at least as rapidly as under the option in effect at the annuitant's death.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws that generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of death benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the applicable state. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit proceeds if your beneficiary steps forward to claim it with the proper documentation.

OTHER CONTRACT OPTIONS (LIVING BENEFITS)

We have suspended the availability of the following optional riders:

  .  MyPath Ascend -- Single and Joint (effective October 15, 2014)
  .  Guaranteed Minimum Income Benefit (effective October 4, 2013)
  .  Encore Lifetime Income -- Single (effective October 4, 2013)
  .  Encore Lifetime Income -- Joint (effective October 4, 2013)
  .  Ovation Lifetime Income II -- Single (effective October 4, 2013)
  .  Ovation Lifetime Income II -- Joint (effective October 4, 2013)
  .  Ovation Lifetime Income -- Single (effective May 15, 2012)
  .  Ovation Lifetime Income -- Joint (effective May 15, 2012)
  .  Guaranteed Lifetime Withdrawal Benefit (effective August 1, 2010)
  . Guaranteed Lifetime Withdrawal Benefit II -- Single Option (effective May 15, 2009)
  . Guaranteed Lifetime Withdrawal Benefit II -- Joint Option (effective May 15, 2009)
  .  Guaranteed Minimum Withdrawal Benefit (effective May 15, 2009)
  .  Guaranteed Income Provider Benefit (effective March 1, 2010)

Your contract may also allow you to choose an optional contract feature described below. These are sometimes referred to as "living benefits" and may not be available in every state. We reserve the right to stop offering any or all of the contract options at any time. Before you elect a living benefit you should consider it's specific benefits and features carefully. Optional contract features may or may not be beneficial to you depending on your specific circumstances.

In considering your specific circumstances, you may wish to consider how long you intend to hold the contract; how long you may be required to hold the contract before you may access the benefit; whether you intend to take withdrawals from the contract, including how much and how frequently; whether you intend to annuitize the contract and what kind of assurances you are seeking in a benefit. Other considerations may apply to your circumstances. There is also a specific charge associated with each contract option which is described in detail in the "Optional Contract Rider Charges" section of this Prospectus. The longer you are required to hold the contract before the benefit may be utilized generally the more you will pay in charges.

None of the living benefits guarantees an investment return in your contract value nor do they guarantee that the income or amounts received will be sufficient to cover any individual's particular needs. You should consider whether the benefits provided by the option and its costs (which reduce contract value) are consistent with your financial goals.

All living benefit options terminate once the contract moves into the payout phase, (i.e., once the contract is annuitized). In purchasing your contract and when considering the election of a living benefit in this contract, you should also consider whether annuitizing the contract will produce better financial results for you than a living benefit option. You should discuss these important considerations with your financial advisor or tax advisor before making a determination.

MYPATH LIFETIME INCOME OPTIONAL RIDERS

We currently offer single and joint versions of the following optional living benefit riders, which are, along with the MyPath Ascend (Single and Joint) optional riders, sometimes collectively referred to as the MyPath Lifetime Income optional riders:

  .  MYPATH CORE FLEX (SINGLE AND JOINT),

  .  MYPATH ASCEND 2.0 (SINGLE AND JOINT),

  .  MYPATH SUMMIT (SINGLE AND JOINT), AND

  .  MYPATH VALUE (SINGLE AND JOINT).

Each of the MyPath Lifetime Income optional riders is a guaranteed lifetime withdrawal benefit. Each is an optional rider and can be elected as a single option or as a joint option. The benefits are different between the single options and the joint options, and you should consult your financial advisor to determine which version, if any, is appropriate to your situation. Each optional rider is designed to provide a benefit that guarantees the owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of a "Designated Life" (described below) for the single versions, and over the lifetime of two "Designated Lives" for the joint versions, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero.

The MyPath Lifetime Income optional riders do not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing one of these options. You should also consider the following:

  . Election of one of these riders may or may not be beneficial to you. Because the benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then the riders are generally not appropriate for you.

  . Withdrawals under the riders are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, credit enhancement recapture, or any other contract feature impacted by a withdrawal.

  . You may only elect a rider at the time the contract is issued. The rider will be effective on the rider issue date, also known as the rider effective date. Once you elect the option you may not cancel it. You may only elect one of the MyPath Lifetime Income optional riders.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with the rider while the rider is in effect.

  . The joint options are not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing a joint rider if you have questions about your spouse's status under federal law.

  . The riders may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

Each of the MyPath Lifetime Income optional riders has restrictions and limitations. These restrictions and limitations include, among others:

   (i) restrictions on the age of each Designated Life,

   (ii)restrictions on whether joint owners or annuitants are permitted,

  (iii)restrictions on whether non-natural owners are permitted, and

   (iv)restrictions on which other optional benefit riders, if any, may also be elected.

The table below summarizes those restrictions and limitations, but does not serve as a complete description of all restrictions and limitations. A complete description of each rider, its benefits, and additional limitations and restrictions follows the table.

                           AGE LIMITS FOR EACH
                           DESIGNATED LIFE AT
                            RIDER ISSUE:                  RIDER AVAILABLE WITH:
                           ----------------------------------------------------------------
    MYPATH LIFETIME                            JOINT    JOINT    NON-NATURAL OTHER OPTIONAL
  INCOME OPTIONAL RIDER    MINIMUM   MAXIMUM   OWNERS ANNUITANTS    OWNER    BENEFIT RIDERS
-------------------------------------------------------------------------------------------
MyPath Core Flex --          45        80        No    Yes, if       Yes         MyPath
  Single                                               natural                   DB --
                                                        Owner                    Single
-------------------------------------------------------------------------------------------
MyPath Core Flex -- Joint    45        80       Yes      Yes         No          MyPath
                                                                                 DB --
                                                                                 Joint
-------------------------------------------------------------------------------------------
MyPath Ascend 2.0 --         45        80        No    Yes, if       Yes          None
  Single                                               natural
                                                        Owner
-------------------------------------------------------------------------------------------
MyPath Ascend 2.0 --         45        80       Yes      Yes         No           None
  Joint
-------------------------------------------------------------------------------------------
MyPath Ascend -- Single      45        80        No    Yes, if       Yes          None
                                                       natural
                                                        Owner
-------------------------------------------------------------------------------------------
MyPath Ascend -- Joint       45        80       Yes      Yes         No           None
-------------------------------------------------------------------------------------------
MyPath Summit -- Single      55        80        No    Yes, if       Yes          None
                                                       natural
                                                        Owner
-------------------------------------------------------------------------------------------
MyPath Summit -- Joint       55        80       Yes      Yes         No           None
-------------------------------------------------------------------------------------------
MyPath Value -- Single       35        80        No    Yes, if       Yes         MyPath
                                                       natural                   DB --
                                                        Owner                    Single
-------------------------------------------------------------------------------------------
MyPath Value -- Joint        35        80       Yes      Yes         No          MyPath
                                                                                 DB --
                                                                                 Joint

MYPATH CORE FLEX (SINGLE AND JOINT) OPTION

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Core Flex -- Single, or until the death of both Designated Lives for MyPath Core Flex -- Joint. The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit.

The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base enhancements, benefit base resets, subsequent purchase payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments is described in detail below.

This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it offers the opportunity for new enhancement periods to begin upon benefit base resets. New enhancement periods may be beneficial to those that do not take regular withdrawals for extended periods of time.

Several examples to help show how this rider works are included in Appendix Q.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59th birthday of the Designated Life for MyPath Core Flex -- Single and of the youngest Designated Life for MyPath Core Flex -- Joint, or the rider effective date. The rider effective date is the rider issue date.

CALCULATING THE BENEFIT BASE AND ENHANCEMENT BASE VALUES

BENEFIT BASE

The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent purchase payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base enhancements and benefit base resets, which are also described below.

The initial benefit base will be set to the initial purchase payment.

For each subsequent purchase payment received by us prior to the later of the first contract anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent purchase payment. AFTER THE FIRST CONTRACT ANNIVERSARY, HOWEVER, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A SUBSEQUENT PURCHASE PAYMENT IS RECEIVED AFTER THE FIRST CONTRACT ANNIVERSARY IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR BENEFIT BASE. For any subsequent purchase payment received by us on or after the later of the first contract anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the purchase payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a pro-rata basis.

After the benefit date, if the total amount you withdraw in a single contract year is less than or equal to the GAI, as described below, the benefit base will not be reduced.

After the benefit date, if the total amount you withdraw in a single contract year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a pro-rata basis.

Reductions on a pro-rata basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.

The benefit base is separate from your contract value. The benefit base may not be withdrawn as a lump sum and is not payable at death.

The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent purchase payments, benefit base enhancements, or benefit base resets. Because of this maximum, if you make large purchase payments, you may not realize the full benefit of increases in the benefit base provided by this rider.

ENHANCEMENT BASE

The enhancement base is a value that is used to calculate any applicable benefit base enhancement. The enhancement base will have an initial value that may be adjusted for subsequent purchase payments and withdrawals, and is subject to a maximum, each of which is described below. The enhancement base may also be increased at the time of a benefit base reset.

The initial enhancement base will be set to the initial purchase payment.

For each subsequent purchase payment received by us prior to the later of the first contract anniversary or the date of the first withdrawal, the enhancement base will be increased by the amount of the subsequent purchase payment. AFTER THE FIRST CONTRACT ANNIVERSARY, HOWEVER, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A SUBSEQUENT PURCHASE PAYMENT IS RECEIVED AFTER THE FIRST CONTRACT ANNIVERSARY IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR ENHANCEMENT BASE. For any subsequent purchase payment received by us on or after the later of the first contract anniversary or the date of the first withdrawal, there will be no immediate increase to the enhancement base as a result of the purchase payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the enhancement base to be reduced on a pro-rata basis.

After the benefit date, if the total amount you withdraw in a single contract year is less than or equal to the GAI, as described below, the enhancement base will not be reduced.

After the benefit date, if the total amount you withdraw in a single contract year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the enhancement base to be reduced on a pro-rata basis.

Reductions on a pro-rata basis may result in the enhancement base being reduced by more than the actual amount of the withdrawal.

The enhancement base is separate from your contract value. The enhancement base may not be withdrawn as a lump sum and is not payable at death.

The enhancement base is subject to a maximum of $4,000,000. This applies to the initial enhancement base, as well as increases due to subsequent purchase payments or benefit base resets. Because of this maximum, if you make large purchase payments, you may not realize the full benefit of increases in the enhancement base provided by this rider.

BENEFIT BASE ENHANCEMENT

For purposes of calculating the benefit base enhancement, the "enhancement period" is the 10 contract years following the later of the rider effective date or the date of the most recent benefit base reset (described below). If a benefit base reset does not occur, the enhancement period will terminate 10 contract years following the rider effective date. If a benefit base reset occurs, regardless of whether it occurs during an enhancement period, a new 10-year enhancement period will begin.

On each contract anniversary during the enhancement period, after each contract year in which there have been no withdrawals, we will increase the benefit base by an amount equal to 6.0% multiplied by the enhancement base. This increase in the benefit base is referred to as the benefit base enhancement. We reserve the right to change the percentage used to determine the benefit base enhancement for

MyPath Core Flex (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement.

For any contract year during the enhancement period in which you take a withdrawal, regardless of whether the amount of the withdrawal is greater than, less than, or equal to, the GAI, you will not receive the benefit base enhancement for that contract year. However, you may receive a benefit base enhancement in each of the remaining contract years in the enhancement period if you do not take a withdrawal for that contract year. The enhancement period will not be extended for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement for those years. Nor will the enhancement period be extended for years in which you do not take a withdrawal. The enhancement period will only change upon a benefit base reset, in which case a new 10-year enhancement period will begin.

Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

BENEFIT BASE RESET

On each contract anniversary, immediately following application of any applicable benefit base enhancement, the benefit base will be increased to the contract value if the contract value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset. If a benefit base reset occurs, the enhancement base will increase to the value of the benefit base following the benefit base reset, and a new 10-year enhancement period will begin.

On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Core Flex exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this prospectus entitled "Contract Charges and Fees -- Optional Contract Rider Charges," regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this prospectus entitled "Contract Charges and Fees" for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO FURTHER INCREASE TO THE BENEFIT BASE, WHICH MAY MEAN YOUR BENEFIT UNDER THE RIDER WILL NOT HAVE THE OPPORTUNITY TO INCREASE IN THE FUTURE. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

CALCULATING THE GUARANTEED ANNUAL INCOME (GAI)

The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint at the time of the first withdrawal.

The annual income percentages are as follows:

                           FOR CONTRACTS APPLIED FOR ON OR AFTER JULY 21, 2014
                            ---------------------------------------------------
                              MYPATH CORE FLEX --         MYPATH CORE FLEX --
                             SINGLE ANNUAL INCOME         JOINT ANNUAL INCOME
           AGE                    PERCENTAGE                  PERCENTAGE
           ---               --------------------         -------------------
     through age 64                  4.10%                       3.85%
         65 - 74                     5.10%                       4.85%
         75 - 79                     5.35%                       5.10%
           80+                       6.10%                       5.85%

We reserve the right to change the annual income percentage for MyPath Core Flex (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement. Please see Appendix V for historical benefit base enhancement rates and annual income percentages applicable for this rider.

The annual income percentage will not change after it is determined as of the date of the first withdrawal, except in the case of a benefit base reset. Upon a benefit base reset, the annual income percentage will be re-determined based on the age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint, on the date of the benefit base reset.

Upon an increase in the benefit base pursuant to a subsequent purchase payment, benefit base enhancement, or benefit base reset, the GAI will be recalculated to be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the subsequent purchase payment, benefit base enhancement, or benefit base reset, as applicable, and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Subsequent purchase payments and withdrawals will adjust the GAI as described below. If you purchased a qualified contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

For each subsequent purchase payment received by us prior to the later of the first contract anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent purchase payment. If a subsequent purchase payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.

The applicable annual income percentage will be based on the age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset. The annual income percentage will not be re-evaluated upon a subsequent purchase payment.

For any subsequent purchase payment received by us on or after the later of the first contract anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the purchase payment. As a result, there will be no immediate increase to the GAI.

AFTER THE FIRST CONTRACT YEAR FOLLOWING THE OPTIONAL LIVING BENEFIT RIDER EFFECTIVE DATE, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A PURCHASE PAYMENT IS RECEIVED IN EXCESS OF $25,000 WITHOUT OUR CONSENT,

WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE, BENEFIT BASE, OR ENHANCEMENT BASE.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, credit enhancement recapture, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your contract requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the CustomChoice Allocation Option or the SimpleChoice Asset Allocation Portfolios, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account proportionate to the contract value. If you choose to allocate to the "allowable sub-accounts" (described below) instead, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base, enhancement base, and the GAI to be recalculated and reduced. The benefit base and enhancement base will each be reduced on a pro-rata basis, which may result in a reduction that is greater than the amount of the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each contract year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a qualified contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value by the amount of the withdrawal, but will not reduce the benefit base, enhancement base, or GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a contract year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that contract year. An excess withdrawal will cause the benefit base, enhancement base, and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base and enhancement base on a pro-rata basis, which means that the lower the contract value is relative to the benefit base and enhancement base, the greater the reduction in the benefit base and enhancement base.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a pro-rata basis), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

EXCESS WITHDRAWALS CAN REDUCE FUTURE BENEFITS BY MORE THAN THE DOLLAR AMOUNT OF THE EXCESS WITHDRAWAL.

REQUIRED MINIMUM DISTRIBUTIONS FOR APPLICABLE QUALIFIED CONTRACTS

For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those qualified contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.

Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any contract year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the contract year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.

While this contract is subject to RMD provisions, the benefit will be treated as follows:

  . Each contract year the GAI will be calculated as described in the "Calculating the Guaranteed Annual Income" section above. The GAI will not be changed based on the RMD requirement.

  . If the RMD amount is greater than the GAI, the benefit base, enhancement base, and GAI will not be reduced for withdrawals up to the RMD amount.

Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single contract year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base, enhancement base, and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2013 contract year ending March 31, 2014 is $5,000. The RMDs for calendar years 2013 and 2014 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2013 and $2,000 in the first quarter of calendar year 2014, then the owner will have withdrawn $6,500 for the 2013 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2013 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the owner taking the $2,000 withdrawal in the first quarter of 2014, he or she takes it in the last quarter of 2013. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. Each of the allocation plans is discussed below, and you may only elect to utilize one allocation plan at a time. The approved allocation plans currently include:

   a)  100% allocation among allowable sub-accounts; or

   b)  100% allocation to the CustomChoice Allocation Option; or

   c)  100% allocation to a SimpleChoice Asset Allocation Portfolio.

A) ALLOWABLE SUB-ACCOUNTS: When you elect this allocation plan, only certain sub-accounts are available to you for allocation of your funds. These are referred to as "allowable sub-accounts." Each of these portfolios is a managed volatility fund, which means each portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable sub-account are described in detail in that sub-account's prospectus which is part of the underlying funds prospectus.

The allowable sub-accounts currently include:


   .  SFT Advantus Dynamic Managed        .  Ivy VIP Pathfinder Moderate --
      Volatility Fund                        Managed Volatility
   .  SFT Advantus Managed Volatility     .  PIMCO VIT Global Diversified
      Equity Fund                            Allocation Portfolio
   .  AB Dynamic Asset                    .  TOPS(R) Managed Risk Flex ETF
      Allocation Portfolio                   Portfolio
   .  Goldman Sachs VIT Global Trends
      Allocation Fund


B) THE CUSTOMCHOICE ALLOCATION OPTION: This allocation plan requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual Funds within certain groups. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter according to the CustomChoice allocation you elected. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are previously described in detail in this prospectus in the section entitled "Description of the Contract -- CustomChoice Allocation Option."

C) THE SIMPLECHOICE ASSET ALLOCATION PORTFOLIOS: This allocation plan requires that you allocate purchase payments or your contract value to a SimpleChoice Asset Allocation Portfolio. The SimpleChoice Asset

Allocation Portfolios are previously described in detail in this prospectus in the section entitled "Description of the Contract -- SimpleChoice Asset Allocation Portfolios." You may also ask your representative for additional details regarding the SimpleChoice Asset Allocation Portfolios. In the SimpleChoice Asset Allocation Portfolios, the contract value will be automatically rebalanced each calendar quarter according to the SimpleChoice Asset Allocation Portfolio you elected.

The allowable sub-accounts, CustomChoice Allocation Option, and the SimpleChoice Asset Allocation Portfolios are each designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allocation plan you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an allocation plan. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from one currently approved allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset or benefit base enhancement. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Core Flex -- Single and of both Designated Lives for MyPath Core Flex -- Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Core Flex -- Single and of both Designated Lives for MyPath Core Flex -- Joint, this rider terminates and no further benefits are payable under this rider or the contract.

ANNUITY PAYMENTS

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base, enhancement base, and GAI. BE SURE TO READ THE SECTION ENTITLED "ANNUITIZATION BENEFITS AND OPTIONS" IF YOU ARE CONSIDERING ANNUITIZING YOUR CONTRACT.

If annuity payments are required to begin and the oldest annuitant is a Designated Life, the MyPath Core Flex rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Core Flex -- Single and of both Designated Lives for MyPath Core Flex -- Joint. Annuity payments are required to begin on the Maturity Date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the maturity date and the required beginning of annuity payments.

SPOUSAL CONTINUATION (FOR MYPATH CORE FLEX -- JOINT)

For MyPath Core Flex -- Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Core Flex -- Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Core Flex -- Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

IMPACT OF DIVORCE

For MyPath Core Flex -- Single, if the Designated Life is removed as the Owner of the contract (or annuitant, in the case of an owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.

For MyPath Core Flex -- Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.

RIDER TERMINATION

Once you elect the MyPath Core Flex rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) For MyPath Core Flex -- Single and MyPath Core Flex -- Joint:

       (1) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

       (2) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

       (3) the date of an ownership change or assignment under the contract unless:

           (i) the new owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Core Flex -- Single, the change from individual ownership to a revocable trust for the benefit of such individual owner, and, for MyPath Core Flex -- Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an owner is removed due to a divorce or qualified dissolution order); or

           (ii)the assignment is for the purposes of effectuating a 1035 exchange of the contract; or

   (b) for MyPath Core Flex -- Single:

       (1) the date we receive due proof of death of the Designated Life; or

       (2) the date the Designated Life is removed as a contract owner (or Annuitant, in the case of an owner that is not a natural person), due to a divorce or qualified dissolution order; or

   (c) for MyPath Core Flex -- Joint:

       (1) the date we receive due proof of death of the last remaining Designated Life; or

       (2) the date any death benefits are paid as a lump sum under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

MYPATH ASCEND 2.0 (SINGLE AND JOINT) OPTION

THE BENEFIT

This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Ascend
2.0 -- Single, or until the death of both Designated Lives for MyPath Ascend
2.0 -- Joint. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. If you take withdrawals before the benefit date or in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit. See the descriptions of "Withdrawals" and "Adjustments for Withdrawals" below for additional detail. In addition, if you take any withdrawals from the contract prior to the 12th Contract Anniversary following the rider effective date, or prior to the Contract Anniversary on or following the 67th birthday of the Designated Life for MyPath Ascend 2.0 -- Single, or the youngest Designated Life for MyPath Ascend 2.0 -- Joint, whichever is later, you will not be eligible for the 200% benefit base guarantee. Not being eligible for the 200% benefit base guarantee means you will not be guaranteed to have the benefit base increase by 200%. However, you are still eligible to receive the GAI under the rider, as determined in the manner described below.

The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base enhancements, benefit base resets, the 200% benefit base guarantee, subsequent Purchase Payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments are described in detail below.

This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it offers the highest percentage used to calculate a benefit base enhancement, but it is limited to only one 12-year enhancement period. Higher benefit base enhancements, without the opportunity for new enhancement periods to begin, may be beneficial to those who intend to begin withdrawals within, or shortly after, 12 Contract Years following the rider issue date. This rider is also the only option currently available that offers the 200% benefit base guarantee (i.e., where the benefit base may be increased to 200% of the Purchase Payments made before the first Contract Anniversary, subject to the benefit base maximum). The 200% benefit base guarantee is described in detail below. There is a specific charge associated with the rider, which is described in the detail in the "Optional Contract Rider Charges" section of this Prospectus, but there is not a separate charge for the 200% benefit base guarantee component of the rider. The 200% benefit base guarantee may be beneficial to those who intend to take withdrawals shortly after waiting 12 Contract Years following the rider issue date or, if later, until the Contract Anniversary on or following the 67th birthday of the Designated Life for MyPath Ascend 2.0 -- Single, or the youngest Designated Life for MyPath Ascend 2.0 -- Joint.

Several examples designed to help show how this rider works are included in Appendix U.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Ascend 2.0 -- Single and of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, or the rider effective date. The rider effective date is the rider issue date.

CALCULATING THE BENEFIT BASE AND ENHANCEMENT BASE VALUES

BENEFIT BASE

The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base enhancements, benefit base resets, and the 200% benefit base guarantee, which are also described below.

The initial benefit base will be set to the initial Purchase Payment.

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. AFTER THE FIRST CONTRACT ANNIVERSARY, HOWEVER, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A SUBSEQUENT PURCHASE PAYMENT IS RECEIVED AFTER THE FIRST CONTRACT ANNIVERSARY IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR BENEFIT BASE. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.

After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.

The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.

The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent Purchase Payments, benefit base enhancements, benefit base resets, or the 200% benefit base guarantee. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the benefit base provided by this rider.

ENHANCEMENT BASE

The enhancement base is a value that is used to calculate any applicable benefit base enhancement. The enhancement base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The enhancement base may also be increased at the time of a benefit base reset, if the benefit base reset occurs during the enhancement period, which is more fully described below.

The initial enhancement base will be set to the initial Purchase Payment.

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the enhancement base will be increased by the amount of the subsequent Purchase Payment. AFTER THE FIRST CONTRACT ANNIVERSARY, HOWEVER, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A SUBSEQUENT PURCHASE PAYMENT IS RECEIVED AFTER THE FIRST CONTRACT ANNIVERSARY IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR ENHANCEMENT BASE. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the enhancement base as a result of the Purchase Payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.

After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the enhancement base will not be reduced.

After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.

Reductions on a Pro-rata Basis may result in the enhancement base being reduced by more than the actual amount of the withdrawal.

The enhancement base is separate from your Contract Value. The enhancement base may not be withdrawn as a lump sum and is not payable at death.

The enhancement base is subject to a maximum of $4,000,000. This applies to the initial enhancement base, as well as increases due to subsequent Purchase Payments or benefit base resets. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the enhancement base provided by this rider.

BENEFIT BASE ENHANCEMENT

For purposes of calculating the benefit base enhancement, the "enhancement period" is the 12 Contract Years following the rider effective date. The enhancement period, and the potential for any benefit base enhancement, will terminate 12 Contract Years following the rider effective date.

On each Contract Anniversary during the enhancement period, after each Contract Year in which there have been no withdrawals, we will increase the benefit base by an amount equal to 7.0% multiplied by the enhancement base. This increase in the benefit base is referred to as the benefit base enhancement. We reserve the right to change the percentage used to determine the benefit base enhancement for MyPath Ascend 2.0 (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement.

For any Contract Year during the enhancement period in which you take a withdrawal, regardless of whether the amount of the withdrawal is greater than, less than, or equal to, the GAI, you will not receive the benefit base enhancement for that Contract Year. However, you may receive a benefit base enhancement in each of the remaining Contract Years in the enhancement period if you do not take a withdrawal for that Contract Year. The enhancement period will not be extended for any reason, including for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement for those years.

Because rider charges apply to the greater of the benefit base or Contract Value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the Contract Value as a result of the benefit base enhancement.

BENEFIT BASE RESET

On each Contract Anniversary, immediately following application of any applicable benefit base enhancement, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset. If a benefit base reset occurs during the enhancement period, the enhancement base will increase to the value of the benefit base following the benefit base reset. The enhancement period, however, will not be affected by the benefit base reset.

On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Ascend 2.0 exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled "Contract Charges and Fees -- Optional Contract Rider Charges," regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled "Contract Charges and Fees" for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO FURTHER INCREASE TO THE BENEFIT BASE, WHICH MAY MEAN YOUR BENEFIT UNDER THE RIDER WILL NOT HAVE THE OPPORTUNITY TO INCREASE IN THE FUTURE. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

200% BENEFIT BASE GUARANTEE

On the later of the 12th Contract Anniversary following the rider effective date, or the Contract Anniversary on or following the 67th birthday of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a) and (b), where:

   (a) is all Purchase Payments made before the first Contract Anniversary multiplied by 200%, and

   (b) is all subsequent Purchase Payments made on or after the first Contract Anniversary.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, the benefit base will be set equal to the 200% benefit base guarantee. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $4,000,000. Accordingly, if your Purchase Payments made before the first Contract

Anniversary are over $2,000,000, you will not receive the full value of the 200% benefit base guarantee because 200% of those Purchase Payments will exceed the $4,000,000 benefit base maximum. In that case, your benefit base will be adjusted to $4,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or Contract Value, the 200% benefit base guarantee may result in an increased cost of the rider if the benefit base is greater than the Contract Value as a result of the 200% benefit base guarantee. See Appendix U for examples of how the 200% benefit base guarantee is calculated.

CALCULATING THE GUARANTEED ANNUAL INCOME (GAI)

The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint at the time of the first withdrawal.

The annual income percentages are as follows:

                             MYPATH ASCEND 2.0 --       MYPATH ASCEND 2.0 --
                             SINGLE ANNUAL INCOME        JOINT ANNUAL INCOME
           AGE                    PERCENTAGE                 PERCENTAGE
           ---               --------------------       --------------------
     through age 64                  4.10%                      3.75%
         65 - 74                     5.10%                      4.75%
         75 - 79                     5.35%                      5.00%
           80+                       6.10%                      5.75%

We reserve the right to change the annual income percentage for MyPath Ascend
2.0 (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement.

The annual income percentage will not change after it is determined as of the date of the first withdrawal, except in the case of a benefit base reset. Upon a benefit base reset, the annual income percentage will be re-determined based on the age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, on the date of the benefit base reset.

Upon an increase in the benefit base pursuant to a subsequent Purchase Payment, benefit base enhancement, benefit base reset, or 200% benefit base guarantee, the GAI will be recalculated to be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the subsequent Purchase Payment, benefit base enhancement, benefit base reset, or 200% benefit base guarantee, as applicable, and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.

The applicable annual income percentage will be based on the age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset. The annual income percentage will not be reevaluated upon a subsequent Purchase Payment.

For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.

AFTER THE FIRST CONTRACT YEAR FOLLOWING THE OPTIONAL LIVING BENEFIT RIDER EFFECTIVE DATE, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A PURCHASE PAYMENT IS RECEIVED IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE, BENEFIT BASE, OR ENHANCEMENT BASE.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, credit enhancement recapture, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.

You may take a withdrawal from any "allowable Sub-Account" (described below) in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base, enhancement base, and the GAI to be recalculated and reduced. The benefit base and enhancement base will each be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base, enhancement base, or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.

Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that Contract Year. An excess withdrawal will cause the benefit base, enhancement base, and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base and enhancement base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base and enhancement base, the greater the reduction in the benefit base and enhancement base.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

EXCESS WITHDRAWALS CAN REDUCE FUTURE BENEFITS BY MORE THAN THE DOLLAR AMOUNT OF THE EXCESS WITHDRAWAL.

REQUIRED MINIMUM DISTRIBUTIONS FOR APPLICABLE QUALIFIED CONTRACTS

For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.

Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.

While this contract is subject to RMD provisions, the benefit will be treated as follows:

  . Each Contract Year the GAI will be calculated as described in the "Calculating the Guaranteed Annual Income" section above. The GAI will not be changed based on the RMD requirement.

  . If the RMD amount is greater than the GAI, the benefit base, enhancement base, and GAI will not be reduced for withdrawals up to the RMD amount.

Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base, enhancement base, and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a Contract Year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2013 Contract Year ending March 31, 2014 is $5,000. The RMDs for calendar years 2013 and 2014 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2013 and $2,000 in the first quarter of calendar year 2014, then the Owner will have withdrawn $6,500 for the 2013 Contract Year (April 1 to March 31). Since the sum of the Owner's withdrawals for the 2013 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2014, he or she takes it in the last quarter of 2013. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Currently, the only approved allocation plan is:

  .  100% allocation among allowable Sub-Accounts

ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain Sub-Accounts are available to you for allocation of your funds. These are referred to as "allowable Sub-Accounts." Each of these Portfolios is a managed volatility fund, which means each Portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable Sub-Account are described in detail in that Sub-Account's prospectus which is part of the underlying Funds prospectus.

The allowable Sub-Accounts currently include:


             .  SFT Advantus Dynamic    .  Ivy VIP Pathfinder
                Managed Volatility Fund    Moderate -- Managed
             .  SFT Advantus Managed       Volatility
                Volatility Equity Fund  .  PIMCO VIT Global
             .  AB Dynamic Asset           Diversified Allocation
                Allocation Portfolio       Portfolio
             .  Goldman Sachs VIT       .  TOPS(R) Managed Risk
                Global Trends              Flex ETF Portfolio
                Allocation Fund


The allowable Sub-Accounts are designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allowable Sub-Account you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an allowable Sub-Account. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.

We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.

AUTOMATIC PAYMENT PHASE

If the Contract Value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset, benefit base enhancement, or 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Ascend 2.0 -- Single and of both Designated Lives for MyPath Ascend 2.0 -- Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Ascend 2.0 -- Single and of both Designated Lives for MyPath Ascend 2.0 -- Joint, this rider terminates and no further benefits are payable under this rider or the contract.

ANNUITY PAYMENTS

If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base, enhancement base, and GAI. BE SURE TO READ

THE SECTION ENTITLED "ANNUITIZATION BENEFITS AND OPTIONS" IF YOU ARE CONSIDERING ANNUITIZING YOUR CONTRACT.

If Annuity Payments are required to begin and the oldest Annuitant is a Designated Life, the MyPath Ascend 2.0 rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Ascend 2.0 -- Single and of both Designated Lives for MyPath Ascend 2.0 -- Joint. Annuity Payments are required to begin on the Maturity Date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the Maturity Date and the required beginning of Annuity Payments.

SPOUSAL CONTINUATION (FOR MYPATH ASCEND 2.0 -- JOINT)

For MyPath Ascend 2.0 -- Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Ascend 2.0 -- Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Ascend 2.0 -- Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

IMPACT OF DIVORCE

For MyPath Ascend 2.0 -- Single, if the Designated Life is removed as the Owner of the contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.

For MyPath Ascend 2.0 -- Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.

RIDER TERMINATION

Once you elect the MyPath Ascend 2.0 rider, you may not elect to cancel it. The rider will automatically terminate at the earliest of:

   (a) for MyPath Ascend 2.0 -- Single and MyPath Ascend 2.0 -- Joint:

       (1) termination or surrender of the contract (Note -- a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

       (2) the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or

       (3) the date of an ownership change or assignment under the contract unless:

           (i)the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Ascend 2.0 -- Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath Ascend 2.0 -- Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or

          (ii)the assignment is for the purposes of effectuating a 1035 exchange of the contract; or

   (b) for MyPath Ascend 2.0 -- Single:

       (1) the date we receive due proof of death of the Designated Life; or

       (2) the date the Designated Life is removed as a contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or

   (c) for MyPath Ascend 2.0 -- Joint:

       (1) the date we receive due proof of death of the last remaining Designated Life; or

       (2) the date any death benefits are paid as a lump sum under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

MYPATH ASCEND (SINGLE AND JOINT) OPTION

EFFECTIVE OCTOBER 15, 2014, THESE OPTIONS ARE NO LONGER AVAILABLE.

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Ascend -- Single, or until the death of both Designated Lives for MyPath Ascend -- Joint. The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit.

The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base enhancements, benefit base resets, subsequent purchase payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments is described in detail below.

This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it offers the highest percentage used to calculate a benefit base enhancement, but it is limited to only one 10-year enhancement period. Higher benefit base enhancements, without the opportunity for new enhancement periods to begin, may be beneficial to those that do not intend to wait longer than ten contract years following the rider issue date before beginning withdrawals.

Several examples to help show how this rider works are included in Appendix R.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Ascend -- Single and of the youngest Designated Life for MyPath Ascend -- Joint, or the rider effective date. The rider effective date is the rider issue date.

CALCULATING THE BENEFIT BASE AND ENHANCEMENT BASE VALUES

BENEFIT BASE

The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent purchase payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base enhancements and benefit base resets, which are also described below.

The initial benefit base will be set to the initial purchase payment.

For each subsequent purchase payment received by us prior to the later of the first contract anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent purchase payment. AFTER THE FIRST CONTRACT ANNIVERSARY, HOWEVER, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A SUBSEQUENT PURCHASE PAYMENT IS RECEIVED AFTER THE FIRST CONTRACT ANNIVERSARY IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR BENEFIT BASE. For any subsequent purchase payment received by us on or after the later of the first contract anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the purchase payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a pro-rata basis.

After the benefit date, if the total amount you withdraw in a single contract year is less than or equal to the GAI, as described below, the benefit base will not be reduced.

After the benefit date, if the total amount you withdraw in a single contract year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a pro-rata basis.

Reductions on a pro-rata basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.

The benefit base is separate from your contract value. The benefit base may not be withdrawn as a lump sum and is not payable at death.

The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent purchase payments, benefit base enhancements, or benefit base resets. Because of this maximum, if you make large purchase payments, you may not realize the full benefit of increases in the benefit base provided by this rider.

ENHANCEMENT BASE

The enhancement base is a value that is used to calculate any applicable benefit base enhancement. The enhancement base will have an initial value that may be adjusted for subsequent purchase payments and withdrawals, and is subject to a maximum, each of which is described below. The enhancement base may also be increased at the time of a benefit base reset, if the benefit base reset occurs during the enhancement period, which is more fully described below.

The initial enhancement base will be set to the initial purchase payment.

For each subsequent purchase payment received by us prior to the later of the first contract anniversary or the date of the first withdrawal, the enhancement base will be increased by the amount of the subsequent purchase payment. AFTER THE FIRST CONTRACT ANNIVERSARY, HOWEVER, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A SUBSEQUENT PURCHASE PAYMENT IS RECEIVED AFTER THE FIRST CONTRACT ANNIVERSARY IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR ENHANCEMENT BASE. For any subsequent purchase payment received by us on or after the later of the first contract anniversary or the date of the first withdrawal, there will be no immediate increase to the enhancement base as a result of the purchase payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the enhancement base to be reduced on a pro-rata basis.

After the benefit date, if the total amount you withdraw in a single contract year is less than or equal to the GAI, as described below, the enhancement base will not be reduced.

After the benefit date, if the total amount you withdraw in a single contract year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the enhancement base to be reduced on a pro-rata basis.

Reductions on a pro-rata basis may result in the enhancement base being reduced by more than the actual amount of the withdrawal.

The enhancement base is separate from your contract value. The enhancement base may not be withdrawn as a lump sum and is not payable at death.

The enhancement base is subject to a maximum of $4,000,000. This applies to the initial enhancement base, as well as increases due to subsequent purchase payments or benefit base resets. Because of this maximum, if you make large purchase payments, you may not realize the full benefit of increases in the enhancement base provided by this rider.

BENEFIT BASE ENHANCEMENT

For purposes of calculating the benefit base enhancement, the "enhancement period" is the 10 contract years following the rider effective date. The enhancement period, and the potential for any benefit base enhancement, will terminate 10 contract years following the rider effective date.

On each contract anniversary during the enhancement period, after each contract year in which there have been no withdrawals, we will increase the benefit base by an amount equal to 7.0% multiplied by the enhancement base. This increase in the benefit base is referred to as the benefit base enhancement.

For any contract year during the enhancement period in which you take a withdrawal, regardless of whether the amount of the withdrawal is greater than, less than, or equal to, the GAI, you will not receive the benefit base enhancement for that contract year. However, you may receive a benefit base enhancement in each of the remaining contract years in the enhancement period if you do not take a withdrawal for that contract year. The enhancement period will not be extended for any reason, including for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement for those years.

Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

BENEFIT BASE RESET

On each contract anniversary, immediately following application of any applicable benefit base enhancement, the benefit base will be increased to the contract value if the contract value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset. If a benefit base reset occurs during the enhancement period, the enhancement base will increase to the value of the benefit base following the benefit base reset. The enhancement period, however, will not be affected by the benefit base reset.

On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Ascend exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge.

The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this prospectus entitled "Contract Charges and Fees -- Optional Contract Rider Charges," regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this prospectus entitled "Contract Charges and Fees" for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO FURTHER INCREASE TO THE BENEFIT BASE, WHICH MAY MEAN YOUR BENEFIT UNDER THE RIDER WILL NOT HAVE THE OPPORTUNITY TO INCREASE IN THE FUTURE. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

CALCULATING THE GUARANTEED ANNUAL INCOME (GAI)

The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Ascend -- Single or of the youngest Designated Life for MyPath Ascend -- Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Ascend -- Single or of the youngest Designated Life for MyPath Ascend -- Joint at the time of the first withdrawal.

The annual income percentages are as follows:

                           FOR CONTRACTS APPLIED FOR ON OR AFTER JULY 21, 2014
                            ---------------------------------------------------
                               MYPATH ASCEND --            MYPATH ASCEND --
                             SINGLE ANNUAL INCOME         JOINT ANNUAL INCOME
           AGE                    PERCENTAGE                  PERCENTAGE
           ---               --------------------         -------------------
     through age 64                  4.10%                       3.75%
        65 -- 74                     5.10%                       4.75%
        75 -- 79                     5.35%                       5.00%
           80+                       6.10%                       5.75%

Please see Appendix V for historical benefit base enhancement rates and annual income percentages applicable for this rider.

The annual income percentage will not change after it is determined as of the date of the first withdrawal, except in the case of a benefit base reset. Upon a benefit base reset, the annual income percentage will be re-determined based on the age of the Designated Life for MyPath Ascend -- Single or of the youngest Designated Life for MyPath Ascend -- Joint, on the date of the benefit base reset.

Upon an increase in the benefit base pursuant to a subsequent purchase payment, benefit base enhancement, or benefit base reset, the GAI will be recalculated to be equal to (a) multiplied by (b) where:

       (a) is the benefit base following the subsequent purchase payment, benefit base enhancement, or benefit base reset, as applicable, and

       (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend -- Single or of the youngest Designated Life for MyPath Ascend -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Subsequent purchase payments and withdrawals will adjust the GAI as described below. If you purchased a qualified contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of required minimum distributions for applicable qualified contracts below.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

For each subsequent purchase payment received by us prior to the later of the first contract anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent purchase payment. If a subsequent purchase payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.

The applicable annual income percentage will be based on the age of the Designated Life for MyPath Ascend -- Single or of the youngest Designated Life for MyPath Ascend -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset. The annual income percentage will not be reevaluated upon a subsequent purchase payment.

For any subsequent purchase payment received by us on or after the later of the first contract anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the purchase payment. As a result, there will be no immediate increase to the GAI.

AFTER THE FIRST CONTRACT YEAR FOLLOWING THE OPTIONAL LIVING BENEFIT RIDER EFFECTIVE DATE, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A PURCHASE PAYMENT IS RECEIVED IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE, BENEFIT BASE, OR ENHANCEMENT BASE.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, credit enhancement recapture, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your contract requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

You may take a withdrawal from any "allowable sub-account" (described below) in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base, enhancement base, and the GAI to be recalculated and reduced. The benefit base and enhancement base will each be reduced on a pro-rata basis, which may result in a reduction that is greater than the amount of the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend -- Single or of the youngest Designated Life for MyPath Ascend -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each contract year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a qualified contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value by the amount of the withdrawal, but will not reduce the benefit base, enhancement base, or GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a contract year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that contract year. An excess withdrawal will cause the benefit base, enhancement base, and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base and enhancement base on a pro-rata basis, which means that the lower the contract value is relative to the benefit base and enhancement base, the greater the reduction in the benefit base and enhancement base.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a pro-rata basis), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend -- Single or of the youngest Designated Life for MyPath Ascend -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

EXCESS WITHDRAWALS CAN REDUCE FUTURE BENEFITS BY MORE THAN THE DOLLAR AMOUNT OF THE EXCESS WITHDRAWAL.

REQUIRED MINIMUM DISTRIBUTIONS FOR APPLICABLE QUALIFIED CONTRACTS

For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those qualified contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.

Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any contract year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the contract year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.

While this contract is subject to RMD provisions, the benefit will be treated as follows:

  . Each contract year the GAI will be calculated as described in the "Calculating the Guaranteed Annual Income" section above. The GAI will not be changed based on the RMD requirement.

  . If the RMD amount is greater than the GAI, the benefit base, enhancement base, and GAI will not be reduced for withdrawals up to the RMD amount.

Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single contract year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base, enhancement base, and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2013 contract year ending March 31, 2014 is $5,000. The RMDs for calendar years 2013 and 2014 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2013 and $2,000 in the first quarter of calendar year 2014, then the owner will have withdrawn $6,500 for the 2013 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2013 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the owner taking the $2,000 withdrawal in the first quarter of 2014, he or she takes it in the last quarter of 2013. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. Currently, the only approved allocation plan is:

  .  100% allocation among allowable sub-accounts

ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds. These are referred to as "allowable sub-accounts." Each of these portfolios is a managed volatility fund, which means each portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable sub-account are described in detail in that sub-account's prospectus which is part of the underlying funds prospectus.

The allowable sub-accounts currently include:


 .  SFT Advantus Dynamic Managed        .  Ivy VIP Pathfinder Moderate --
    Volatility Fund                        Managed Volatility
 .  SFT Advantus Managed Volatility     .  PIMCO VIT Global Diversified
    Equity Fund                            Allocation Portfolio
 .  AB Dynamic Asset Allocation         .  TOPS(R) Managed Risk Flex ETF
    Portfolio                              Portfolio
 .  Goldman Sachs VIT Global Trends
    Allocation Fund


The allowable sub-accounts are designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allowable sub-account you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an allowable sub-account. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset or benefit base enhancement. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Ascend -- Single and of both Designated Lives for MyPath Ascend -- Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Ascend -- Single and of both Designated Lives for MyPath Ascend -- Joint, this rider terminates and no further benefits are payable under this rider or the contract.

ANNUITY PAYMENTS

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base, enhancement base, and GAI. BE SURE TO READ

THE SECTION ENTITLED "ANNUITIZATION BENEFITS AND OPTIONS" IF YOU ARE CONSIDERING ANNUITIZING YOUR CONTRACT.

If annuity payments are required to begin and the oldest annuitant is a Designated Life, the MyPath Ascend rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Ascend -- Single and of both Designated Lives for MyPath Ascend -- Joint. Annuity payments are required to begin on the maturity date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the maturity date and the required beginning of annuity payments.

SPOUSAL CONTINUATION (FOR MYPATH ASCEND -- JOINT)

For MyPath Ascend -- Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Ascend -- Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Ascend -- Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

IMPACT OF DIVORCE

For MyPath Ascend -- Single, if the Designated Life is removed as the owner of the contract (or annuitant, in the case of an owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.

For MyPath Ascend -- Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.

RIDER TERMINATION

Once you elect the MyPath Ascend rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) For MyPath Ascend -- Single and MyPath Ascend -- Joint:

       (1) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

       (2) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

       (3) the date of an ownership change or assignment under the contract unless:

           (i) the new owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Ascend -- Single, the change from individual ownership to a revocable trust for the benefit of such individual owner, and, for MyPath Ascend -- Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an owner is removed due to a divorce or qualified dissolution order); or

           (ii)the assignment is for the purposes of effectuating a 1035 exchange of the contract; or

   (b) for MyPath Ascend -- Single:

       (1) the date we receive due proof of death of the Designated Life; or

       (2) the date the Designated Life is removed as a contract owner (or annuitant, in the case of an owner that is not a natural person), due to a divorce or qualified dissolution order; or

   (c) for MyPath Ascend -- Joint:

       (1) the date we receive due proof of death of the last remaining Designated Life; or

       (2) the date any death benefits are paid as a lump sum under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

MYPATH SUMMIT (SINGLE AND JOINT) OPTION

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Summit -- Single, or until the death of both Designated Lives for MyPath Summit -- Joint. The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit.

The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base resets, subsequent purchase payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments is described in detail below.

This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it offers the highest annual income percentages used in calculating the GAI, but does not offer the opportunity for benefit base enhancements. Higher annual income percentages without benefit base enhancements may be beneficial to those that intend to take withdrawals shortly after the rider issue date and intend to take regular withdrawals.

Several examples to help show how this rider works are included in Appendix S.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59th birthday of the Designated Life for MyPath Summit -- Single and of the youngest Designated Life for MyPath Summit -- Joint, or the rider effective date. The rider effective date is the rider issue date.

CALCULATING THE BENEFIT BASE VALUES

BENEFIT BASE

The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent purchase payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base resets, which is also described below.

The initial benefit base will be set to the initial purchase payment.

For each subsequent purchase payment received by us prior to the later of the first contract anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent purchase payment. AFTER THE FIRST CONTRACT ANNIVERSARY, HOWEVER, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A SUBSEQUENT PURCHASE PAYMENT IS RECEIVED AFTER THE FIRST CONTRACT ANNIVERSARY IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR BENEFIT BASE. For any subsequent purchase payment received by us on or after the later of the first contract anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the purchase payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a pro-rata basis.

After the benefit date, if the total amount you withdraw in a single contract year is less than or equal to the GAI, as described below, the benefit base will not be reduced.

After the benefit date, if the total amount you withdraw in a single contract year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a pro-rata basis.

Reductions on a pro-rata basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.

The benefit base is separate from your contract value. The benefit base may not be withdrawn as a lump sum and is not payable at death.

The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent purchase payments or benefit base resets. Because of this maximum, if you make large purchase payments, you may not realize the full benefit of increases in the benefit base provided by this rider.

BENEFIT BASE RESET

On each contract anniversary, the benefit base will be increased to the contract value if the contract value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset.

On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Summit exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this prospectus entitled "Contract Charges and Fees -- Optional Contract Rider Charges," regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this prospectus entitled "Contract Charges and Fees" for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO FURTHER INCREASE TO THE BENEFIT BASE, WHICH MAY MEAN YOUR BENEFIT UNDER THE RIDER WILL NOT HAVE THE OPPORTUNITY TO INCREASE IN THE FUTURE. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

CALCULATING THE GUARANTEED ANNUAL INCOME (GAI)

The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint at the time of the first withdrawal.

The annual income percentages are as follows:

                           FOR CONTRACTS APPLIED FOR ON OR AFTER JULY 21, 2014
                            ---------------------------------------------------
                               MYPATH SUMMIT --            MYPATH SUMMIT --
                             SINGLE ANNUAL INCOME         JOINT ANNUAL INCOME
           AGE                    PERCENTAGE                  PERCENTAGE
           ---               --------------------         -------------------
     through age 64                  4.35%                       4.00%
        65 -- 74                     5.35%                       5.00%
        75 -- 79                     5.60%                       5.25%
           80+                       6.35%                       6.00%

We reserve the right to change the annual income percentage for MyPath Summit (Single and Joint) riders that are issued in the future, and may disclose these changes in a prospectus supplement. Please see Appendix V for historical benefit base enhancement rates and annual income percentages applicable for this rider.

The annual income percentage will not change after it is determined as of the date of the first withdrawal, except in the case of a benefit base reset. Upon a benefit base reset, the annual income percentage will be re-determined based on the age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint, on the date of the benefit base reset.

Upon an increase in the benefit base pursuant to a subsequent purchase payment or benefit base reset, the GAI will be recalculated to be equal to
(a) multiplied by (b) where:

   (a) is the benefit base following the subsequent purchase payment or benefit base reset, as applicable, and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Subsequent purchase payments and withdrawals will adjust the GAI as described below. If you purchased a qualified contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of required minimum distributions for applicable qualified contracts below.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

For each subsequent purchase payment received by us prior to the later of the first contract anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent purchase payment. If a subsequent purchase payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.

The applicable annual income percentage will be based on the age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset. The annual income percentage will not be reevaluated upon a subsequent purchase payment.

For any subsequent purchase payment received by us on or after the later of the first contract anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the purchase payment. As a result, there will be no immediate increase to the GAI.

AFTER THE FIRST CONTRACT YEAR FOLLOWING THE OPTIONAL LIVING BENEFIT RIDER EFFECTIVE DATE, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A PURCHASE PAYMENT IS RECEIVED IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR BENEFIT BASE.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, credit enhancement recapture, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your contract requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

You may take a withdrawal from any "allowable sub-account" (described below) in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced on a pro-rata basis, which may result in a reduction that is greater than the amount of the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each contract year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a qualified contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value by the amount of the withdrawal, but will not reduce the benefit base or GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a contract year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that contract year. An excess withdrawal will cause the benefit base and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base on a pro-rata basis, which means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a pro-rata basis), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

EXCESS WITHDRAWALS CAN REDUCE FUTURE BENEFITS BY MORE THAN THE DOLLAR AMOUNT OF THE EXCESS WITHDRAWAL.

REQUIRED MINIMUM DISTRIBUTIONS FOR APPLICABLE QUALIFIED CONTRACTS

For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those qualified contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.

Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any contract year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the contract year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.

While this contract is subject to RMD provisions, the benefit will be treated as follows:

  . Each contract year the GAI will be calculated as described in the "Calculating the Guaranteed Annual Income" section above. The GAI will not be changed based on the RMD requirement.

  . If the RMD amount is greater than the GAI, the benefit base and GAI will not be reduced for withdrawals up to the RMD amount.

Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single contract year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2013 contract year ending March 31, 2014 is $5,000. The RMDs for calendar years 2013 and 2014 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2013 and $2,000 in the first quarter of calendar year 2014, then the owner will have withdrawn $6,500 for the 2013 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2013 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the owner taking the $2,000 withdrawal in the first quarter of 2014, he or she takes it in the last quarter of 2013. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. Currently, the only approved allocation plan is:

  .  100% allocation among allowable sub-accounts

ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds. These are referred to as "allowable sub-accounts." Each of these portfolios is a managed volatility fund, which means each portfolio seeks to manage the volatility of investment return.

The risks and objectives of each allowable sub-account are described in detail in that sub-account's prospectus which is part of the underlying funds prospectus.

The allowable sub-accounts currently include:


 .  SFT Advantus Dynamic Managed        .  Ivy VIP Pathfinder Moderate --
    Volatility Fund                        Managed Volatility
 .  SFT Advantus Managed Volatility     .  PIMCO VIT Global Diversified
    Equity Fund                            Allocation Portfolio
 .  AB Dynamic Asset Allocation         .  TOPS(R) Managed Risk Flex ETF
    Portfolio                              Portfolio
 .  Goldman Sachs VIT Global Trends
    Allocation Fund


The allowable sub-accounts are designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allowable sub-account you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an allowable sub-account. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Summit -- Single and of both Designated Lives for MyPath Summit -- Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Summit -- Single and of both Designated Lives for MyPath Summit -- Joint, this rider terminates and no further benefits are payable under this rider or the contract.

ANNUITY PAYMENTS

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

If annuity payments are required to begin and the oldest annuitant is a Designated Life, the MyPath Summit rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Summit -- Single and of both Designated Lives for MyPath Summit -- Joint. Annuity payments are required to begin on the maturity date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the maturity date and the required beginning of annuity payments.

SPOUSAL CONTINUATION (FOR MYPATH SUMMIT -- JOINT)

For MyPath Summit -- Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Summit -- Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Summit -- Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

IMPACT OF DIVORCE

For MyPath Summit -- Single, if the Designated Life is removed as the owner of the contract (or annuitant, in the case of an owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.

For MyPath Summit -- Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.

RIDER TERMINATION

Once you elect the MyPath Summit rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) For MyPath Summit -- Single and MyPath Summit -- Joint:

       (1) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

       (2) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

       (3) the date of an ownership change or assignment under the contract unless:

           (i)the new owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Summit -- Single, the change from individual ownership to a revocable trust for the benefit of such individual owner, and, for MyPath Summit -- Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an owner is removed due to a divorce or qualified dissolution order); or

          (ii)the assignment is for the purposes of effectuating a 1035 exchange of the contract; or

   (b) for MyPath Summit -- Single:

       (1) the date we receive due proof of death of the Designated Life; or

       (2) the date the Designated Life is removed as a contract owner (or annuitant, in the case of an owner that is not a natural person), due to a divorce or qualified dissolution order; or

   (c) for MyPath Summit -- Joint:

       (1) the date we receive due proof of death of the last remaining Designated Life; or

       (2) the date any death benefits are paid as a lump sum under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

MYPATH VALUE (SINGLE AND JOINT) OPTION

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Value -- Single, or until the death of both Designated Lives for MyPath Value -- Joint. The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit.

The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base resets, subsequent purchase payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments is described in detail below.

This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it is the lowest cost option, but does not offer the opportunity for benefit base enhancements or different annual income percentages based on the age of the Designated Life. This may be beneficial to those who are seeking a guaranteed minimum annual withdrawal amount at a cost that is lower than the other MyPath Lifetime Income optional riders.

Several examples to help show how this rider works are included in Appendix T.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59th birthday of the Designated Life for MyPath Value -- Single and of the youngest Designated Life for MyPath Value -- Joint, or the rider effective date. The rider effective date is the rider issue date.

CALCULATING THE BENEFIT BASE VALUES

BENEFIT BASE

The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent purchase payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base resets, which is also described below.

The initial benefit base will be set to the initial purchase payment.

For each subsequent purchase payment received by us prior to the later of the first contract anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent purchase payment. AFTER THE FIRST CONTRACT ANNIVERSARY, HOWEVER, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A SUBSEQUENT PURCHASE PAYMENT IS RECEIVED AFTER THE FIRST CONTRACT ANNIVERSARY IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR BENEFIT BASE. For any subsequent purchase payment received by us on or after the later of the first contract anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the purchase payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a pro-rata basis.

After the benefit date, if the total amount you withdraw in a single contract year is less than or equal to the GAI, as described below, the benefit base will not be reduced.

After the benefit date, if the total amount you withdraw in a single contract year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a pro-rata basis.

Reductions on a pro-rata basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.

The benefit base is separate from your contract value. The benefit base may not be withdrawn as a lump sum and is not payable at death.

The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent purchase payments or benefit base resets. Because of this maximum, if you make large purchase payments, you may not realize the full benefit of increases in the benefit base provided by this rider.

BENEFIT BASE RESET

On each contract anniversary, the benefit base will be increased to the contract value if the contract value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset.

On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Value exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this prospectus entitled "Contract Charges and Fees -- Optional Contract Rider Charges," regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this prospectus entitled "Contract Charges and Fees" for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO FURTHER INCREASE TO THE BENEFIT BASE, WHICH MAY MEAN YOUR BENEFIT UNDER THE RIDER WILL NOT HAVE THE OPPORTUNITY TO INCREASE IN THE FUTURE. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

CALCULATING THE GUARANTEED ANNUAL INCOME (GAI)

The GAI will be equal to the benefit base multiplied by the applicable annual income percentage (described below). The annual income percentage will not change while the rider is in effect.

The annual income percentages are as follows:

                           FOR CONTRACTS APPLIED FOR ON OR AFTER JULY 21, 2014
                            ---------------------------------------------------
                                MYPATH VALUE --             MYPATH VALUE --
                             SINGLE ANNUAL INCOME         JOINT ANNUAL INCOME
           AGE                    PERCENTAGE                  PERCENTAGE
           ---               --------------------         -------------------
        All ages                     4.10%                       3.85%

We reserve the right to change the annual income percentage for MyPath Value (Single and Joint) riders that are issued in the future, and may disclose these changes in a prospectus supplement. Please see Appendix V for historical benefit base enhancement rates and annual income percentages applicable for this rider.

Upon an increase in the benefit base pursuant to a subsequent purchase payment or benefit base reset, the GAI will be recalculated to be equal to
(a) multiplied by (b) where:

   (a) is the benefit base following the subsequent purchase payment or benefit base reset, as applicable, and

   (b) is the applicable annual income percentage.

Subsequent purchase payments and withdrawals will adjust the GAI as described below. If you purchased a qualified contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of required minimum distributions for applicable qualified contracts below.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

For each subsequent purchase payment received by us prior to the later of the first contract anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent purchase payment. If a subsequent purchase payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.

For any subsequent purchase payment received by us on or after the later of the first contract anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the purchase payment. As a result, there will be no immediate increase to the GAI.

AFTER THE FIRST CONTRACT YEAR FOLLOWING THE OPTIONAL LIVING BENEFIT RIDER EFFECTIVE DATE, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A PURCHASE PAYMENT IS RECEIVED IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR BENEFIT BASE.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, credit enhancement recapture, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your contract requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the CustomChoice Allocation Option or the SimpleChoice Asset Allocation Portfolios, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account proportionate to the contract value. If you choose to allocate to the "allowable sub-accounts" (described below) instead, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced on a pro-rata basis, which may result in a reduction that is greater than the amount of the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the applicable annual income percentage.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each contract year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a qualified contract, the required minimum distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value by the amount of the withdrawal, but will not reduce the benefit base or GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a contract year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that contract year. An excess withdrawal will cause the benefit base and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base on a pro-rata basis, which means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a pro-rata basis), and

   (b) is the applicable annual income percentage.

EXCESS WITHDRAWALS CAN REDUCE FUTURE BENEFITS BY MORE THAN THE DOLLAR AMOUNT OF THE EXCESS WITHDRAWAL.

REQUIRED MINIMUM DISTRIBUTIONS FOR APPLICABLE QUALIFIED CONTRACTS

For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those qualified contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.

Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any contract year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the contract year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.

While this contract is subject to RMD provisions, the benefit will be treated as follows:

  . Each contract year the GAI will be calculated as described in the "Calculating the Guaranteed Annual Income" section above. The GAI will not be changed based on the RMD requirement.

  . If the RMD amount is greater than the GAI, the benefit base and GAI will not be reduced for withdrawals up to the RMD amount.

Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single contract year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2013 contract year ending March 31, 2014 is $5,000. The RMDs for calendar years 2013 and 2014 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2013 and $2,000 in the first quarter of calendar year 2014, then the owner will have withdrawn $6,500 for the 2013 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2013 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the owner taking the $2,000 withdrawal in the first quarter of 2014, he or she takes it in the last quarter of 2013. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. Each of the allocation plans is discussed below, and you may only elect to utilize one allocation plan at a time. The approved allocation plans currently include:

   a)  100% allocation among allowable sub-accounts; or

   b)  100% allocation to the CustomChoice Allocation Option; or

   c)  100% allocation to a SimpleChoice Asset Allocation Portfolio.

a) ALLOWABLE SUB-ACCOUNTS: When you elect this allocation plan, only certain Sub-Accounts may be available to you for allocation of your funds. These are referred to as "allowable Sub-Accounts." The risks and objectives of each allowable Sub-Account are described in detail in that Sub-Account's prospectus which is part of the underlying Funds prospectus. The allowable Sub-Accounts for this rider also vary by Contract issue date. The allowable Sub-Accounts are described below.

   FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2017: All existing Sub-Accounts are available for allocation.

   FOR CONTRACTS ISSUED BEFORE MAY 1, 2017: The allowable Sub-Accounts currently include:


   .  SFT Advantus Dynamic Managed      .  Ivy VIP Pathfinder Moderate --
      Volatility Fund                      Managed Volatility
   .  SFT Advantus Managed Volatility   .  PIMCO VIT Global Diversified
      Equity Fund                          Allocation Portfolio
   .  AB Dynamic Asset Allocation       .  TOPS(R) Managed Risk Flex ETF
      Portfolio                            Portfolio
   .  Goldman Sachs VIT Global
      Trends Allocation Fund


Each of the Portfolios listed above are managed volatility funds, which means each Portfolio seeks to manage the volatility of investment return.

B) THE CUSTOMCHOICE ALLOCATION OPTION: This allocation plan requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within certain groups. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter according to the CustomChoice allocation you elected. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are previously described in detail in this prospectus in the section entitled "Description of the Contract -- CustomChoice Allocation Option."

C) THE SIMPLECHOICE ASSET ALLOCATION PORTFOLIOS: This allocation plan requires that you allocate purchase payments or your contract value to a SimpleChoice Asset Allocation Portfolio. The SimpleChoice Asset Allocation Portfolios are previously described in detail in this prospectus in the section entitled "Description of the Contract -- SimpleChoice Asset Allocation Portfolios." You may also ask your representative for additional details regarding the SimpleChoice Asset Allocation Portfolios. In the SimpleChoice Asset Allocation Portfolios, the contract value will be automatically rebalanced each calendar quarter according to the SimpleChoice Asset Allocation Portfolio you elected.

The allowable sub-accounts, CustomChoice Allocation Option, and the SimpleChoice Asset Allocation Portfolios are each designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allocation plan you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an allocation plan. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from one currently approved allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated

Life for MyPath Value -- Single and of both Designated Lives for MyPath Value -- Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Value -- Single and of both Designated Lives for MyPath Value -- Joint, this rider terminates and no further benefits are payable under this rider or the contract.

ANNUITY PAYMENTS

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. BE SURE TO READ THE SECTION ENTITLED "ANNUITIZATION BENEFITS AND OPTIONS" IF YOU ARE CONSIDERING ANNUITIZING YOUR CONTRACT.

If annuity payments are required to begin and the oldest annuitant is a Designated Life, the MyPath Value rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Value -- Single and of both Designated Lives for MyPath Value -- Joint. Annuity payments are required to begin on the maturity date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the maturity date and the required beginning of annuity payments.

SPOUSAL CONTINUATION (FOR MYPATH VALUE - JOINT)

For MyPath Value -- Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Value -- Joint rider charge. The MyPath Value -- Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

IMPACT OF DIVORCE

For MyPath Value -- Single, if the Designated Life is removed as the owner of the contract (or annuitant, in the case of an owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.

For MyPath Value -- Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, the rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.

RIDER TERMINATION

Once you elect the MyPath Value rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) For MyPath Value -- Single and MyPath Value -- Joint:

       (1) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

       (2) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

       (3) the date of an ownership change or assignment under the contract unless:

           (i)the new owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Value -- Single, the change from individual ownership to a revocable trust for the benefit of such individual owner, and, for MyPath Value - Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an owner is removed due to a divorce or qualified dissolution order); or

          (ii)the assignment is for the purposes of effectuating a 1035 exchange of the contract; or

   (b) for MyPath Value -- Single:

       (1) the date we receive due proof of death of the Designated Life; or

       (2) the date the Designated Life is removed as a contract owner (or annuitant, in the case of an owner that is not a natural person), due to a divorce or qualified dissolution order; or

   (c) for MyPath Value -- Joint:

       (1) the date we receive due proof of death of the last remaining Designated Life; or

       (2) the date any death benefits are paid as a lump sum under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OPTION

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

This optional rider is designed to provide a guaranteed minimum fixed annuity payment during the payout phase of your contract to protect against negative investment performance during the accumulation phase. IT DOES NOT HOWEVER, GUARANTEE AN INVESTMENT RETURN OR ANY MINIMUM CONTRACT VALUE. The GMIB annuity payout rates are conservative so the annuity payments provided by this rider may be less than the same annuity payment option available under the base contract, even if the benefit base (described below) is greater than the contract value. All requests to elect this option must be in writing on a form provided by us. You should also consider the following before electing this option:

  . UNLIKE GLWB AND OTHER "LIFETIME WITHDRAWAL BENEFIT" RIDERS WHICH MAY ALLOW YOU TO TAKE A CERTAIN AMOUNT OF WITHDRAWALS WITHOUT REDUCING THE BENEFIT YOU RECEIVE UNDER THE RIDER, ALL WITHDRAWALS UNDER THE GMIB RIDER REDUCE THE BENEFIT YOU RECEIVE FROM THE RIDER. SEE THE BENEFIT BASE DESCRIPTION BELOW FOR ADDITIONAL DETAILS ON HOW WITHDRAWALS IMPACT THE BENEFIT BASE.

  . THE GMIB IS AN ANNUITIZATION BENEFIT, NOT A WITHDRAWAL BENEFIT. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, YOU WILL NOT UTILIZE THE GUARANTEED FIXED ANNUITY BENEFIT THIS OPTION PROVIDES. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, THIS OPTION MAY NOT BE APPROPRIATE FOR YOU.

  . IF YOU ANTICIPATE HAVING TO MAKE NUMEROUS WITHDRAWALS FROM THE CONTRACT, THE GMIB RIDER MAY NOT BE APPROPRIATE.

  . IF YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE (DESCRIBED BELOW), ANY WITHDRAWAL OR CHARGE THAT REDUCES YOUR CONTRACT VALUE TO ZERO TERMINATES THE RIDER AND THE CONTRACT.

  .  ONCE YOU ELECT THIS OPTION YOU MAY NOT CANCEL IT.

  . AFTER THE FIRST CONTRACT YEAR FOLLOWING THE GMIB EFFECTIVE DATE, PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. THIS RESTRICTION DOES NOT APPLY TO PURCHASE PAYMENTS MADE DURING THE FIRST CONTRACT YEAR.

  . You may only elect this option at contract issue. The option will be effective on the issue date.

  . The youngest contract owner (or annuitant, if a non-natural contract owner) must be at least age 45 at the time the rider is issued, in order to elect this option.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be under age 76 at the time the rider is issued, in order to elect this option.

  . You may not elect this option if you have selected the Premier II Death Benefit, Premier Death Benefit, Estate Enhancement Benefit II, Estate Enhancement Benefit or in combination with any other living benefit rider.

  . If at some point we no longer offer this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge.

  . Your entire contract value must be allocated to an allocation plan approved by us while this option is in effect.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account and may not be available in every state.

THE BENEFIT

This rider guarantees that on any benefit date (described below), your minimum monthly fixed annuity payment will not be less than the Guaranteed Minimum Income Benefit (GMIB). The GMIB is the fixed annuity payment amount calculated by multiplying the benefit base (described below), adjusted for any applicable premium tax not previously deducted from purchase payments, by the Guaranteed Minimum Income Benefit rates provided with the rider. Please note -- some states impose a premium tax on amounts used to provide annuity payments. These taxes are deducted at annuitization from the amount available to provide annuity payments. THIS GMIB RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN OR ANY MINIMUM CONTRACT VALUE. SEE APPENDIX I FOR NUMERICAL EXAMPLES OF THE GMIB RIDER.

If the owner is a natural person, the owner must also be named as an annuitant. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the rider guarantees and benefits will be based on the life of the annuitant(s).

THE BENEFIT DATES

The benefit dates begin the period of time during which you may exercise the benefit. The benefit dates for this rider are:

    (a)the later of the 10/th/ contract anniversary following the rider effective date or the 10/th/ contract anniversary following the last optional reset (described below), or

    (b)any contract anniversary subsequent to the date described in "a", but prior to the contract anniversary following the oldest owner's 90/th/ birthday or the rider's termination.

EXERCISING THE BENEFIT

To exercise this benefit, you must elect to receive the GMIB provided by this rider on or during the 30-day period immediately following the benefit date. You may not elect a partial annuitization of the benefit base. You may however, elect a partial annuitization of the contract value but while this rider is in effect, a partial annuitization will be treated as a withdrawal for the purpose of this rider. This means the contract value amount converted to annuity payments will reduce the benefit base as if that amount was a withdrawal. See the sections below entitled 'Benefit Base' and 'Withdrawals' for a complete description of how withdrawals impact the benefit base.

The fixed annuity payment amount will be the greater of:

    (a)the fixed annuity payment calculated under the terms of this rider based on the annuity payment option selected by the contract owner; or

    (b)the fixed annuity payment calculated under the terms of the base contract based on the same annuity payment option selected by the contract owner.

THE GMIB ANNUITY PAYOUT RATES ARE CONSERVATIVE SO THE ANNUITY PAYMENTS PROVIDED BY THIS RIDER MAY BE LESS THAN THE SAME ANNUITY PAYMENT OPTION AVAILABLE UNDER THE BASE CONTRACT, EVEN IF THE BENEFIT BASE IS GREATER THAN THE CONTRACT VALUE.

BENEFIT BASE

The benefit base is equal to the greater of the Highest Anniversary Value or the Roll-up Value, both of which are described in detail below. The benefit base is subject to a maximum of $5,000,000. IT IS IMPORTANT TO REMEMBER, NEITHER THIS RIDER NOR THE BENEFIT BASE GUARANTEE AN INVESTMENT RETURN OR ANY MINIMUM CONTRACT VALUE.

HIGHEST ANNIVERSARY VALUE

The initial Highest Anniversary Value is equal to purchase payment(s) applied on the contract date. During each contract year, the Highest Anniversary Value will increase by any purchase payments received and will be adjusted, on a pro rata basis, for amounts withdrawn from the contract. The pro rata adjustment will reduce the Highest Anniversary Value by the same proportion that the amount withdrawn bears to the contract value immediately prior to the withdrawal. The use of pro rata calculations to reflect withdrawals will increase the reduction in the Highest Anniversary Value when the contract value is below the Highest Anniversary Value.

On every subsequent contract anniversary, up to and including the contract anniversary following the oldest contract owner's 80/th /birthday, if the contract value is greater than the current Highest Anniversary Value, the Highest Anniversary Value will be set to the contract value. Keep in mind, applicable deferred sales charges reduce the Highest Anniversary Value at the time of the withdrawal and while other contract charges do not directly reduce the Highest Anniversary Value, they do reduce the contract value which may reduce the amount by which the Highest Anniversary Value increases on future contract anniversaries.

ROLL-UP VALUE

The initial Roll-up Value is equal to purchase payment(s) applied on the contract date. Thereafter, the Roll-up Value is equal to the initial Roll-up Value, increased for purchase payments, and decreased for any withdrawals as described below, accumulated with interest at an annual effective rate of 5% through the contract anniversary following the oldest owner's 80/th/ birthday.

Any amount withdrawn in a single contract year which is less than or equal to the greater of the 5% of the Roll-up Value as of the prior contract anniversary, or the Required Minimum Distribution (RMD) amount, as described below, will reduce the Roll-up Value by the amount of the withdrawal. This is commonly referred to as a dollar-for-dollar withdrawal treatment.

If a withdrawal causes the cumulative withdrawals for the contract year to exceed the greater of 5% of the Roll-up Value as of the prior contract anniversary, or the RMD amount, the entire withdrawal amount will reduce the Roll-up Value on a pro rata basis. The pro rata reduction will reduce the Roll-up Value by the same proportion that the amount withdrawn bears to the contract value immediately prior to the withdrawal. This means that for each withdrawal causing the cumulative withdrawals for the year to exceed the greater of 5% of the Roll-up Value or RMD amount, the lower the contract value, the greater the reduction in the benefit base. Keep in mind, applicable deferred sales charges reduce the Roll-up Value at the time of the applicable withdrawal.

REQUIRED MINIMUM DISTRIBUTION (RMD)

For purposes of this rider, the RMD amount is the amount needed, based on the value of this contract, to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Contracts to which RMD applies include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may result in a pro rata adjustment as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar
(tax) year basis. Under this rider, the Roll-up Value dollar-for-dollar withdrawal treatment is based on the contract year. Because the intervals for dollar-for-dollar withdrawal treatment and the RMD are different, the timing of withdrawals may be more likely to result in a pro rata reduction of the Roll-up Value and therefore a reduced benefit. Taking RMD withdrawals on the same frequency and at the same time each year will help to avoid a pro rata adjustment to the Roll-up Value.

For a contract which is part of a qualified plan or IRA, any withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the RMD applicable at the time of the withdrawal or 5% of the Roll-up Value as of the prior contract anniversary, will reduce the Roll-up Value on a pro rata basis, as opposed to a dollar-for-dollar basis. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. Five percent of the Roll-up Value as of the prior contract anniversary (April 1, 2009) is $5,000. The RMDs for calendar years 2009 and 2010 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2009 and $2,000 in the first quarter of calendar year 2010, then the owner will have withdrawn $6,500 for the 2009 contract year (April 1 to March 31). However, since the sum of the owner's withdrawals for the 2009 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000), all of that year's withdrawals would reduce the Roll-up Value on a dollar-for-dollar basis.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2010 he or she takes it in the last quarter of 2009. In that case, the withdrawals for the contract year (i.e. $6,500) exceed the applicable RMD at the time of the withdrawal (i.e. $6,000) and the entire $2,000 withdrawal is subject to pro rata withdrawal treatment. Note--the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

WITHDRAWALS

If you are considering purchasing this optional rider, please remember these important details:

  . UNLIKE GLWB AND OTHER "LIFETIME WITHDRAWAL BENEFIT" RIDERS WHICH MAY ALLOW YOU TO TAKE A CERTAIN AMOUNT OF WITHDRAWALS WITHOUT REDUCING THE BENEFIT YOU RECEIVE UNDER THE RIDER, ALL WITHDRAWALS UNDER THE GMIB RIDER REDUCE THE BENEFIT YOU RECEIVE FROM

     THE RIDER. SEE THE BENEFIT BASE DESCRIPTION ABOVE FOR ADDITIONAL DETAILS ON HOW WITHDRAWALS IMPACT THE BENEFIT BASE.

  . Withdrawals under this contract option are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . While this rider is in effect, a partial annuitization will be treated as a withdrawal for the purpose of reducing the benefit base. This means the contract value amount converted to annuity payments will reduce the benefit base as if that amount was a withdrawal. See the sections below entitled 'Benefit Base' for a complete description of how withdrawals impact the benefit base.

  . Withdrawals reduce the Highest Anniversary Value on a pro rata basis. With the exception of withdrawals subject to dollar-for-dollar treatment, withdrawals also reduce the Roll-up Value on a pro rata basis. This means that for each pro rata withdrawal, the lower the contract value, the greater the reduction in the benefit base. See the section above entitled 'Benefit Base' for a complete description of when dollar-for-dollar or pro rata withdrawal treatment applies to the Roll-up Value.

  . Withdrawals may only be taken prior to annuitizing the contract. You will begin to receive the GMIB benefit when the contract is annuitized. Thus, once you elect to receive the GMIB benefit, you may no longer take withdrawals from the contract.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation options, you may take a withdrawal from any allowable sub-account in any proportion.

SUBSEQUENT PURCHASE PAYMENTS

Purchase Payments after the first contract year following the rider effective date are limited to a cumulative total of $25,000 without our prior consent.

OPTIONAL RESET OF THE ROLL-UP VALUE

Beginning with the third contract anniversary following the rider effective date you may elect to reset the Roll-up Value. Upon reset, the Roll-up Value will be set equal to the contract value on the date of reset. The last date on which you can elect a reset is the contract anniversary following the oldest owner's 80/th/ birthday. A reset can only occur on a contract anniversary if the contract value is greater than the Roll-up Value at the time of reset. No reset will be made unless we receive your written request to elect the reset within 30 days prior to the applicable contract anniversary. PLEASE NOTE: IF YOU ELECT TO RESET, THE NEXT AVAILABLE BENEFIT DATE WILL BE THE 10/TH/ CONTRACT ANNIVERSARY FOLLOWING THE DATE OF THE RESET. IN THAT CASE, YOU WILL NOT BE ABLE TO EXERCISE THE GMIB UNTIL THAT BENEFIT DATE. YOU MAY STILL ELECT TO ANNUITIZE UNDER THE BASE CONTRACT AT ANY TIME, HOWEVER, YOU WILL NOT BE ABLE TO UTILIZE THE BENEFIT PROVIDED BY THIS RIDER UNTIL THE NEXT BENEFIT DATE.

Upon reset, the rider charge will be changed to the then-current charge and a new three year period will be required before another reset may be elected. If the rider charge increases it will not exceed the current rider charge for new issues or the maximum charge.

AUTOMATIC PAYMENT PHASE

Your contract will enter the automatic payment phase if your contract value falls to zero immediately after a withdrawal or charge at any point prior to the earliest benefit date. If your contract enters the automatic payment phase, the benefit base will be applied to provide monthly annuity payments under a Life with a Period Certain of 60 months option based on the age of the oldest annuitant unless you select a different annuity payment option under this rider as described below. We will notify you by letter that your contract has entered the automatic payment phase and offer you the opportunity to choose from the allowable annuity payment options. If we receive a withdrawal request that would result in your contract entering the automatic payment phase, we will notify you and offer you the opportunity to cancel the withdrawal. YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE IF IN THE YEAR IN WHICH YOUR CONTRACT VALUE FALLS TO ZERO IMMEDIATELY AFTER A WITHDRAWAL OR CHARGE, OR IN ANY PRIOR CONTRACT YEAR, THE CUMULATIVE WITHDRAWALS FOR THE CONTRACT YEAR EXCEED THE GREATER OF 5% OF THE ROLL-UP VALUE AS OF THE PRIOR CONTRACT ANNIVERSARY OR THE RMD AMOUNT. In the unlikely event your contract value falls to zero due solely to market performance and not due to a withdrawal or charge, your contract will not be eligible for the automatic payment phase. If your contract is not eligible for the automatic payment phase, any withdrawal or charge that reduces your contract value to zero terminates the rider and the contract.

ANNUITY PAYMENT OPTIONS

You may not elect a partial annuitization of the benefit base under this rider. You may however, partially annuitize your contract value while this rider is in effect, but the partial annuitization will be treated as a withdrawal for the purpose of reducing the benefit base. See the section above entitled 'Benefit Base' for a detailed description of how a partial annuitization will impact the benefit base.

You may elect the GMIB to be paid under one of the following annuity payment options:

  . Life Annuity -- annuity payments payable for the lifetime of the annuitant, ending with the last annuity payment due prior to the annuitant's death.

  . Life with a Period Certain of 60 Months -- annuity payments payable for the lifetime of the annuitant; provided, if the annuitant dies before annuity payments have been made for the entire period certain, annuity payments will continue to the beneficiary for the remainder of the period.

  . Joint Life with 100% to Survivor -- annuity payments payable for the joint lifetimes of the annuitant and designated joint annuitant. The annuity payments end with the last annuity payment due before the survivor's death.

  . Joint Life with 100% to Survivor with a Period Certain of 60 Months -- annuity payments payable for the joint lifetimes of the annuitant and joint annuitant; provided, if both annuitants die before annuity payments have been made for the entire period certain, annuity payments will continue to the beneficiary for the remainder of the period.

If a single life option is chosen and joint owners are named, monthly fixed annuity payments will be made for the lifetime of the oldest joint owner. You may name a joint annuitant on the benefit date for purposes of a Joint Life option provided the joint annuitant is your spouse or the difference in ages of the annuitants is no more than 10 years.

Annuity payments will be made on a monthly basis, unless we agree to another payment frequency. If the amount of the benefit base is less than $5,000, we reserve the right to make one lump sum payment in lieu of annuity payments. If the amount of the first annuity payment is less than $150, we may reduce the frequency of annuity payments to meet this minimum payment requirement.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

    (a)100% allocation to an allowable Focused Portfolio Strategy;

    (b)100% allocation among allowable sub-accounts; or

    (c)100% allocation to the CustomChoice Allocation Option

(A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for additional details regarding these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

(B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


   .  SFT Advantus Dynamic Managed        .  Morningstar Income and Growth
      Volatility Fund                        ETF Asset Allocation Portfolio
   .  SFT Advantus Managed Volatility     .  PIMCO VIT Global Diversified
      Equity Fund                            Allocation Portfolio
   .  AB Dynamic Asset Allocation         .  TOPS(R) Managed Risk Balanced
      Portfolio                              ETF Portfolio
   .  Goldman Sachs VIT Global Trends     .  TOPS(R) Managed Risk Flex ETF
      Allocation Fund                        Portfolio
   .  Ivy VIP Pathfinder Moderate --      .  TOPS(R) Managed Risk Growth ETF
      Managed Volatility                     Portfolio
   .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Moderate
      Allocation Portfolio                   Growth ETF Portfolio
   .  Morningstar Conservative ETF
      Asset Allocation Portfolio


Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

(C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan.

SPOUSAL CONTINUATION

If the contract owner dies and the contract to which this rider is attached is continued on the life of the contract owner's spouse (as defined by federal law) pursuant to Internal Revenue Code Section 72(s) and the terms of the contract, the rider will continue with the surviving spouse as owner and annuitant for purposes of this benefit.

Spousal continuation will not affect the benefit base calculation or the initial benefit date; however, the new annuitant's age will be used to determine the amount of fixed annuity payment available under this rider.

RIDER TERMINATION

This rider will terminate upon the earliest of:

    (a)the contract anniversary following the oldest owner's 90/th/ birthday; or

    (b)termination or surrender of the contract, other than due to a withdrawal or charge that triggers the automatic payment phase of this rider (If your contract is not eligible for the automatic payment phase, any withdrawal or charge that reduces your contract value to zero terminates the rider and the contract.); or

    (c)any change of owner or joint owner after the rider effective date; or, in the case of a non-natural owner, any change of annuitant, other than the addition of a joint annuitant as provided for under annuity payment options, after the rider effective date; or

    (d)the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

    (e)the death of the owner or joint owner (or annuitant if the owner is non-natural) unless the contract is continued subject to the spousal continuation provision; or

    (f)the date the GMIB is exercised.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of the rider or surrender of the contract.

ENCORE LIFETIME INCOME-SINGLE (ENCORE-SINGLE) OPTION

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Encore-Single is a guaranteed lifetime withdrawal benefit. This optional rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or in the form of annuity payments if the contract value is zero. See Appendix J for examples of how this rider works.

Encore-Single does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . If available, you may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the Encore-Single effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . Beginning 7 years after the Encore-Single effective date, you may elect to terminate this rider by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date immediately following the date you provide notice of termination.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier II Death Benefit, Premier Death Benefit, Estate Enhancement Benefit II, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the Encore-Single effective date, purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owner's, until the first death). The amount received will be in the form of a withdrawal of contract value, if available, or in the form of annuity payments. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix J.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59th birthday of the oldest owner (or the oldest annuitant, in the case of a non-natural owner) or the Encore-Single effective date. The Encore-Single effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election.

CALCULATING THE BENEFIT BASE

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the Encore-Single effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below. The benefit base is subject to a maximum of $5,000,000.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the Encore-Single effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Encore-Single exceeds your current rider charge and the benefit base increases, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

BENEFIT BASE ENHANCEMENT

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the Encore-Single effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 5%. If the resulting amount is greater than the current benefit base it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased rider charge if the benefit base is greater than the contract value as a result of the enhancement.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the Encore-Single effective date multiplied by the annual income percentage (described below) based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the Encore-Single effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

    (a) is the GAI immediately prior to the reset date, and

    (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, and

       (2) is the annual income percentage based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the reset date.

The reset dates are the one year anniversary of the Encore-Single effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix J for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the oldest owner on the rider effective date, date of the purchase payment or reset date. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the annual income percentage is determined based on the age of the oldest annuitant.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.0%
                       65 - 79                5.0%
                         80+                  6.0%

See Appendix J for examples of how the annual income percentage is used to determine the GAI.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the date the purchase payment is credited to the contract. We may limit subsequent purchase payments after the first contract year following the Encore-Single effective date to a cumulative total of $25,000, without our prior consent. See Appendix J for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider will terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by (b) divided by (c) where:

    (a) is the benefit base immediately prior to the withdrawal,

    (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by (b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix J for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2010 contract year ending March 31, 2011 is $5,000. The RMDs for calendar years 2010 and 2011 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2010 and $2,000 in the first quarter of calendar year 2011, then the owner will have withdrawn $6,500 for the 2010 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2010 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2011, he or she takes it in the last quarter of 2010. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix J for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income, and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for additional details regarding these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


   .  SFT Advantus Dynamic Managed        .  Morningstar Income and Growth
      Volatility Fund                        ETF Asset Allocation Portfolio
   .  SFT Advantus Managed Volatility     .  PIMCO VIT Global Diversified
      Equity Fund                            Allocation Portfolio
   .  AB Dynamic Asset Allocation         .  TOPS(R) Managed Risk Balanced
      Portfolio                              ETF Portfolio
   .  Goldman Sachs VIT Global Trends     .  TOPS(R) Managed Risk Flex ETF
      Allocation Fund                        Portfolio
   .  Ivy VIP Pathfinder Moderate --      .  TOPS(R) Managed Risk Growth ETF
      Managed Volatility                     Portfolio
   .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Moderate
      Allocation Portfolio                   Growth ETF Portfolio
   .  Morningstar Conservative ETF
      Asset Allocation Portfolio


Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an Allocation Plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Encore-Single.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of any owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of any owner, this rider terminates and no further benefits are payable unless the benefit base is greater than zero. If the benefit base is greater than zero at the time of death, payments will continue until the benefit base is reduced to zero. These remaining payments, if any, will be made to your beneficiaries.

At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the 'Interest Rate Swap' rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS UNDER ENCORE-SINGLE

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

If annuity payments are required to begin, the Encore-Single rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or any joint owner. Annuity payments are required to begin on the maturity date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the maturity date and the required beginning of annuity payments.

EFFECT OF PAYMENT OF DEATH BENEFIT

If you die while the contract value is greater than zero and before the benefit base is reduced to zero, the beneficiary may elect to receive the death benefit under the contract and this rider will terminate. Alternatively, the beneficiary may be able to elect to continue this rider by taking withdrawals of the current GAI at least annually until the benefit base is reduced to zero. If you die while the contract value is greater than zero and the benefit base is zero, the beneficiary is entitled to the death benefit under the contract and this rider will terminate. No additional purchase payments may be made and no additional increases to the GAI or benefit base will occur. If the beneficiary elects to continue the Encore-Single rider, the charges for this rider will continue to apply. If your designated beneficiary is not your surviving spouse and withdrawals of the GAI extend beyond the beneficiary's life expectancy, this rider will terminate and the beneficiary will be required to take the death benefit under the contract to comply with Internal Revenue Code sections 72(s) or 401(a)(9), as applicable. We may recover from you or your estate any payments made after the death of the owner or any joint owner which we were not obligated to make by the terms of your contract and this rider.

RIDER TERMINATION

You may elect to cancel this benefit on any contract anniversary beginning seven contract years after the Encore-Single effective date. You must provide a written request to cancel within 30 days prior to the applicable contract anniversary.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note - a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of owner or joint owner after the Encore-Single effective date, or in the case of a non-natural owner, any change of annuitant or joint annuitant after the Encore-Single effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid either as a lump sum or an adjustment to the contract value under the terms of the contract; or

   (e) the date the benefit base is reduced to zero following the death of an owner.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

ENCORE LIFETIME INCOME-JOINT (ENCORE-JOINT) OPTION

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Encore-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Encore-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or in the form of annuity payments if the contract value is zero. See Appendix J for examples of how this rider works.

Encore-Joint does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . If available, you may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the Encore-Joint effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . Beginning 7 years after the Encore-Joint effective date, you may elect to terminate this rider by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date immediately following the date you provide notice of termination.

  . The oldest Designated Life (as defined below) must be under age 81 at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier II Death Benefit, Premier Death Benefit, Estate Enhancement Benefit II, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the Encore-Joint effective date, subsequent purchase payments are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

  . This rider may not be available under certain employer-sponsored qualified plans.

DESIGNATED LIFE, JOINT DESIGNATED LIFE AND DESIGNATED LIVES

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse (as defined by federal law) of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the Encore-Joint option. The Designated and Joint Designated Life will be shown on your contract rider. The Encore-Joint rider is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

THE BENEFIT

In each contract year, beginning at the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both designated lives. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below. The amount received will be in the form of a withdrawal of contract value, if available, or in the form of annuity payments. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix J.

THE BENEFIT DATE

The benefit date is the later of the contract anniversary following the 59th birthday of the youngest Designated Life, or the Encore-Joint effective date. The Encore-Joint effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election.

CALCULATING THE BENEFIT BASE

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the Encore-Joint effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below. The benefit base is subject to a maximum of $5,000,000.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the Encore-Joint effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Encore-Joint exceeds your current rider charge and the benefit base increases, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

BENEFIT BASE ENHANCEMENT

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the Encore-Joint effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 5%. If the resulting amount is greater than the current benefit base it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased rider charge if the benefit base is greater than the contract value as a result of the enhancement.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the Encore-Joint effective date multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life as of the Encore-Joint effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, and

       (2) is the annual income percentage based on the age of the youngest Designated Life as of the reset date.

The reset dates are the one year anniversary of the Encore-Joint effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix J for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the youngest Designated Life on the Encore - Joint effective date, date of the purchase payment or reset date.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.0%
                        65-79                 5.0%
                         80+                  6.0%

See Appendix J for examples of how the annual income percentage is used to determine the GAI.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the annual income percentage shown above based on the age of the youngest Designated Life as of the date the purchase payment is credited to the contract. We may limit subsequent purchase payments after the first contract year following the Encore-Joint effective date to $25,000, without our prior consent. See Appendix J for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider will terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract features impacted by a withdrawal and may have tax consequences.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by (b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS AFTER THE BENEFIT DATE

Each contract year after the benefit bate you may withdraw an amount less than or equal to the GAI or, if this contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by (b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix J for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2010 contract year ending March 31, 2011 is $5,000. The RMDs for calendar years 2010 and 2011 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2010 and $2,000 in the first quarter of calendar year 2011, then the owner will have withdrawn $6,500 for the 2010 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2010 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2011 he or she takes it in the last quarter of 2010. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix J for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for additional details regarding these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


   .  SFT Advantus Dynamic Managed        .  Morningstar Income and Growth
      Volatility Fund                        ETF Asset Allocation Portfolio
   .  SFT Advantus Managed Volatility     .  PIMCO VIT Global Diversified
      Equity Fund                            Allocation Portfolio
   .  AB Dynamic Asset Allocation         .  TOPS(R) Managed Risk Balanced
      Portfolio                              ETF Portfolio
   .  Goldman Sachs VIT Global Trends     .  TOPS(R) Managed Risk Flex ETF
      Allocation Fund                        Portfolio
   .  Ivy VIP Pathfinder Moderate --      .  TOPS(R) Managed Risk Growth ETF
      Managed Volatility                     Portfolio
   .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Moderate
      Allocation Portfolio                   Growth ETF Portfolio
   .  Morningstar Conservative ETF
      Asset Allocation Portfolio


Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Encore-Joint.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of both Designated Lives, this rider terminates and no further benefits are payable unless the benefit base is greater than zero. If the benefit base is greater than zero at the time of death, payments will continue until the benefit base is reduced to zero. These remaining payments, if any, will be made to your beneficiaries.

At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the 'Interest Rate Swap' rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS UNDER ENCORE-JOINT

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

If annuity payments are required to begin, the Encore-Joint rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the maturity date and the required beginning of annuity payments.

EFFECT OF PAYMENT OF DEATH BENEFIT

If you and the Joint Designated Life die while the contract value is greater than zero and before the benefit base is reduced to zero, the beneficiary may elect to receive the death benefit under the contract and this rider will terminate. Alternatively, the beneficiary may be able to elect to continue this rider by taking withdrawals of the current GAI at least annually until the benefit base is reduced to zero. If you and the Joint Designated Life die while the contract value is greater than zero and the benefit base is zero, the beneficiary is entitled to the death benefit under the contract and this rider will terminate. No additional purchase payments may be made and no additional increases to the GAI or benefit base will occur. If the beneficiary elects to continue the Encore-Joint rider, the charges for this rider will continue to apply. If your designated beneficiary is not your surviving spouse and withdrawals of the GAI extend beyond the beneficiary's life expectancy, this rider will terminate and the beneficiary will be required to take the death benefit under the contract to comply with Internal Revenue Code sections 72(s) or 401(a)(9), as applicable. We may recover from you or your estate any payments made after the death of both Designated Lives.

SPOUSAL CONTINUATION

If the contract owner dies, the surviving spouse may elect to continue the contract and this rider provided the surviving spouse is the Joint Designated Life and this rider is in effect at the time of contract continuation. The GAI will be recalculated on the next reset date.

RIDER TERMINATION

You may elect to cancel this benefit on any contract anniversary beginning seven contract years after the Encore-Joint effective date. You must provide a written request to cancel within 30 days prior to the applicable contract anniversary.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note - a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of the Designated Lives after the Encore-Joint effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid either as a lump sum or an adjustment to the contract value under the terms of the contract; or

   (e) the date the benefit base is reduced to zero following the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

OVATION LIFETIME INCOME II-SINGLE (OVATION II-SINGLE) OPTION

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Ovation II-Single is a guaranteed lifetime withdrawal benefit. This optional rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix L for examples of how this rider works.

Ovation II-Single does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . You may only elect this rider at the time the contract is issued. The rider will be effective on the rider issue date, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10/th/ contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest contract owner (or annuitant if a non-natural contract owner) must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier II Death Benefit, Premier Death Benefit, Estate Enhancement Benefit II, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owner's, until the first death). The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix L.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner) or the rider effective date. The rider effective date is the rider issue date.

CALCULATING THE BENEFIT BASE

BENEFIT BASE MAXIMUM

The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation II-Single exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

BENEFIT BASE ENHANCEMENT

On each contract anniversary, for the first 10 years following the rider effective date, after each contract year in which there have been no withdrawals, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. If you take a withdrawal during the first 10 contract years following the rider effective date, you will not receive the benefit base enhancement for any contract year in which you took a withdrawal. The 10-year period for which you are eligible for a benefit base enhancement will not be extended for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% BENEFIT BASE GUARANTEE

On the later of the 10/th/ contract anniversary following the rider effective date, or the contract anniversary on or following the 70/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix L for examples of how the benefit base adjustment is calculated.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix L for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the oldest owner on the rider effective date, date of the purchase payment or reset date. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the annual income percentage is determined based on the age of the oldest annuitant.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.5%
                       65 - 74                5.0%
                       75 - 79                5.5%
                         80+                  6.5%

See Appendix L for examples of how the annual income percentage is used to determine the GAI.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix L for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, credit enhancement recapture or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix L for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2012 contract year ending March 31, 2013 is $5,000. The RMDs for calendar years 2012 and 2013 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2012 and $2,000 in the first quarter of calendar year 2013, then the owner will have withdrawn $6,500 for the 2012 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2012 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2013, he or she takes it in the last quarter of 2012. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note - the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix L for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub-accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for additional details regarding these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect the Ovation II rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the

CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


   .  SFT Advantus Dynamic Managed        .  Morningstar Income and Growth
      Volatility Fund                        ETF Asset Allocation Portfolio
   .  SFT Advantus Managed Volatility     .  PIMCO VIT Global Diversified
      Equity Fund                            Allocation Portfolio
   .  AB Dynamic Asset Allocation         .  TOPS(R) Managed Risk Balanced
      Portfolio                              ETF Portfolio
   .  Goldman Sachs VIT Global Trends     .  TOPS(R) Managed Risk Flex ETF
      Allocation Fund                        Portfolio
   .  Ivy VIP Pathfinder Moderate --      .  TOPS(R) Managed Risk Growth ETF
      Managed Volatility                     Portfolio
   .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Moderate
      Allocation Portfolio                   Growth ETF Portfolio
   .  Morningstar Conservative ETF
      Asset Allocation Portfolio


Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts, and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation II-Single.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of any owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of any owner, this rider terminates and no further benefits are payable under this rider.

ANNUITY PAYMENTS UNDER OVATION II-SINGLE

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation II-Single rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or any joint owner. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

RIDER TERMINATION

Once you elect the Ovation II-Single rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note--a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of owner or joint owner after the rider effective date, or in the case of a non-natural owner, any change of annuitant or joint annuitant after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the death of the owner or joint owner, or in the case of a non-natural owner, the death of the annuitant or joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

OVATION LIFETIME INCOME II-JOINT (OVATION II-JOINT) OPTION

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Ovation II-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation II-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix L for examples of how the benefit base and GAI are calculated.

Ovation II-Joint does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . You may only elect this rider at the time the contract is issued. The rider will be effective on the rider issue date, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10/th/ contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70/th/ birthday of the youngest Designated Life (as defined below), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest Designated Life must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier II Death Benefit, Premier Death Benefit, Estate Enhancement Benefit II, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

  . This rider may not be available under certain employer-sponsored qualified plans.

DESIGNATED LIFE, JOINT DESIGNATED LIFE AND DESIGNATED LIVES

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse (as defined by federal law) of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the Ovation II-Joint option. The Designated and Joint Designated Life will be shown on your contract rider. The Ovation II-Joint rider is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how the benefit base and GAI are calculated are included in Appendix L.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the youngest Designated Life, or the rider effective date. The rider effective date is the rider issue date.

CALCULATING THE BENEFIT BASE

BENEFIT BASE MAXIMUM

The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation II-Joint exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

BENEFIT BASE ENHANCEMENT

On each contract anniversary, for the first 10 years following the rider effective date, after each contract year in which there have been no withdrawals, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. If you take a withdrawal during the first 10 contract years following the rider effective date, you will not receive the benefit base enhancement for any contract year in which you took a withdrawal. The 10-year period for which you are eligible for a benefit base enhancement will not be extended for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% BENEFIT BASE GUARANTEE

On the later of the 10/th/ contract anniversary following the rider effective date, or the contract anniversary on or following the 70/th/ birthday of the youngest Designated Life, if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix L for examples of how the benefit base adjustment is calculated.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the youngest Designated Life as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix L for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the youngest Designated Life on the rider effective date, date of the purchase payment or reset date.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.0%
                       65 - 74                4.5%
                       75 - 79                5.0%
                         80+                  6.0%

See Appendix L for examples of how the annual income percentage is used to determine the GAI.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the youngest Designated Life as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix L for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, credit enhancement recapture or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix L for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2012 contract year ending March 31, 2013 is $5,000. The RMDs for calendar years 2012 and 2013 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2012 and $2,000 in the first quarter of calendar year 2013, then the owner will have withdrawn $6,500 for the 2012 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2012 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2013, he or she takes it in the last quarter of 2012. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note - the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix L for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub-accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for additional details regarding these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect the Ovation II rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


   SFT Advantus Dynamic Managed                Morningstar Income and Growth ETF
     Volatility Fund                             Asset Allocation Portfolio
   SFT Advantus Managed Volatility Equity      PIMCO VIT Global Diversified Allocation
     Fund                                        Portfolio
   AB Dynamic Asset Allocation Portfolio       TOPS(R) Managed Risk Balanced ETF
   Goldman Sachs VIT Global Trends               Portfolio
     Allocation Fund                           TOPS(R) Managed Risk Flex ETF Portfolio
   Ivy VIP Pathfinder Moderate -- Managed      TOPS(R) Managed Risk Growth ETF
     Volatility                                  Portfolio
   Morningstar Balanced ETF Asset              TOPS(R) Managed Risk Moderate Growth
     Allocation Portfolio                        ETF Portfolio
   Morningstar Conservative ETF Asset
     Allocation Portfolio


Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts, and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation II-Joint.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of both Designated Lives, this rider terminates and no further benefits are payable under this rider.

ANNUITY PAYMENTS UNDER OVATION II-JOINT

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation II-Joint rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

SPOUSAL CONTINUATION

If the contract owner dies, the surviving spouse may elect to continue the contract and this rider provided the surviving spouse is the Joint Designated Life and this rider is in effect at the time of contract continuation. The GAI will be recalculated on the next reset date. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the Ovation II-Joint rider charge.

RIDER TERMINATION

Once you elect the Ovation II-Joint rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note--a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change to a Designated Life after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid as a lump sum under the terms of the contract; or

   (e) the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

OVATION LIFETIME INCOME-SINGLE (OVATION-SINGLE) OPTION

EFFECTIVE MAY 15, 2012, THIS OPTION IS NO LONGER AVAILABLE.

Ovation-Single is a guaranteed lifetime withdrawal benefit. This optional rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix K for examples of how this rider works.

Ovation-Single does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . You may only elect this rider at the time the contract is issued. The rider will be effective on the rider issue date, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10/th/ contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest contract owner (or annuitant if a non-natural contract owner) must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owner's, until the first death). The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix K.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner) or the rider effective date. The rider effective date is the rider issue date.

CALCULATING THE BENEFIT BASE

BENEFIT BASE MAXIMUM

The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation-Single exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

BENEFIT BASE ENHANCEMENT

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the rider effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% BENEFIT BASE GUARANTEE

On the later of the 10/th/ contract anniversary following the rider effective date, or the contract anniversary on or following the 70/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix K for examples of how the benefit base adjustment is calculated.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix K for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the oldest owner on the rider effective date, date of the purchase payment or reset date. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the annual income percentage is determined based on the age of the oldest annuitant.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.5%
                       65 - 74                5.0%
                       75 - 79                5.5%
                         80+                  6.5%

See Appendix K for examples of how the annual income percentage is used to determine the GAI.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix K for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, credit enhancement recapture or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix K for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2011 contract year ending March 31, 2012 is $5,000. The RMDs for calendar years 2011 and 2012 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2011 and $2,000 in the first quarter of calendar year 2012, then the owner will have withdrawn $6,500 for the 2011 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2011 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2012, he or she takes it in the last quarter of 2011. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix K for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for additional details regarding these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


   SFT Advantus Dynamic Managed                Morningstar Income and Growth ETF
     Volatility Fund                             Asset Allocation Portfolio
   SFT Advantus Managed Volatility Equity      PIMCO VIT Global Diversified Allocation
     Fund                                        Portfolio
   AB Dynamic Asset Allocation Portfolio       TOPS(R) Managed Risk Balanced ETF
   Goldman Sachs VIT Global Trends               Portfolio
     Allocation Fund                           TOPS(R) Managed Risk Flex ETF Portfolio
   Ivy VIP Pathfinder Moderate -- Managed      TOPS(R) Managed Risk Growth ETF
     Volatility                                  Portfolio
   Morningstar Balanced ETF Asset              TOPS(R) Managed Risk Moderate Growth
     Allocation Portfolio                        ETF Portfolio
   Morningstar Conservative ETF Asset
     Allocation Portfolio


Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation-Single.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of any owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of any owner, this rider terminates and no further benefits are payable under this rider.

ANNUITY PAYMENTS UNDER OVATION-SINGLE

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation-Single rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or any joint owner. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

RIDER TERMINATION

Once you elect the Ovation-Single rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of owner or joint owner after the rider effective date, or in the case of a non-natural owner, any change of annuitant or joint annuitant after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the death of the owner or joint owner, or in the case of a non-natural owner, the death of the annuitant or joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

OVATION LIFETIME INCOME-JOINT (OVATION-JOINT) OPTION

EFFECTIVE MAY 15, 2012, THIS OPTION IS NO LONGER AVAILABLE.

Ovation-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix K for examples of how this rider works.

Ovation-Joint does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . You may only elect this rider at the time the contract is issued. The rider will be effective on the rider issue date, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10/th/ contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70/th/ birthday of the youngest Designated Life (as defined below), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest Designated Life must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

  . This rider may not be available under certain employer-sponsored qualified plans.

DESIGNATED LIFE, JOINT DESIGNATED LIFE AND DESIGNATED LIVES

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse (as defined by federal law) of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the Ovation-Joint option. The Designated and Joint Designated Life will be shown on your contract rider. The Ovation-Joint rider is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix K.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the youngest Designated Life, or the rider effective date. The rider effective date is the rider issue date.

CALCULATING THE BENEFIT BASE

BENEFIT BASE MAXIMUM

The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation-Joint exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

BENEFIT BASE ENHANCEMENT

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the rider effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% BENEFIT BASE GUARANTEE

On the later of the 10/th/ contract anniversary following the rider effective date, or the contract anniversary on or following the 70/th/ birthday of the youngest Designated Life, if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix K for examples of how the benefit base adjustment is calculated.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the youngest Designated Life as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix K for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the youngest Designated Life on the rider effective date, date of the purchase payment or reset date.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.5%
                       65 - 74                5.0%
                       75 - 79                5.5%
                         80+                  6.5%

See Appendix K for examples of how the annual income percentage is used to determine the GAI.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the youngest Designated Life as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix K for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, credit enhancement recapture or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix K for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2011 contract year ending March 31, 2012 is $5,000. The RMDs for calendar years 2011 and 2012 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2011 and $2,000 in the first quarter of calendar year 2012, then the owner will have withdrawn $6,500 for the 2011 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2011 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2012, he or she takes it in the last quarter of 2011. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix K for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for additional details regarding these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


   SFT Advantus Dynamic Managed                Morningstar Income and Growth ETF
     Volatility Fund                             Asset Allocation Portfolio
   SFT Advantus Managed Volatility Equity      PIMCO VIT Global Diversified Allocation
     Fund                                        Portfolio
   AB Dynamic Asset Allocation Portfolio       TOPS(R) Managed Risk Balanced ETF
   Goldman Sachs VIT Global Trends               Portfolio
     Allocation Fund                           TOPS(R) Managed Risk Flex ETF Portfolio
   Ivy VIP Pathfinder Moderate -- Managed      TOPS(R) Managed Risk Growth ETF
     Volatility                                  Portfolio
   Morningstar Balanced ETF Asset              TOPS(R) Managed Risk Moderate Growth
     Allocation Portfolio                        ETF Portfolio
   Morningstar Conservative ETF Asset
     Allocation Portfolio


Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation-Joint.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of both Designated Lives, this rider terminates and no further benefits are payable under this rider.

ANNUITY PAYMENTS UNDER OVATION-JOINT

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation-Joint rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

SPOUSAL CONTINUATION

If the contract owner dies, the surviving spouse may elect to continue the contract and this rider provided the surviving spouse is the Joint Designated Life and this rider is in effect at the time of contract continuation. The GAI will be recalculated on the next reset date. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the Ovation-Joint rider charge.

RIDER TERMINATION

Once you elect the Ovation-Joint rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change to a Designated Life after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid as a lump sum under the terms of the contract; or

   (e) the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB) OPTION

EFFECTIVE MARCH 1, 2010, THIS RIDER IS NO LONGER AVAILABLE.

The GIPB option is a type of guaranteed minimum income benefit. The GIPB option guarantees a stated or fixed income payment in the pay-out phase of your annuity contract, for the annuity options set forth below. It is designed to help protect you against poor investment performance before annuitization of your contract. It does not however, guarantee a contract value or minimum return for any investment option or for the contract. All requests to elect this option must be in writing on a form provided by us.

  . If you do not intend to annuitize your contract, you will not receive the benefit of this option, and therefore this option may not be appropriate for you.

  . You may elect this option when your contract is issued or within 30 days following any contract anniversary date. The option will be effective on either the issue date or contract anniversary date.

  .  Once you elect this option you may not terminate or cancel the option.

  . The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

  . You may not elect this option in combination with either the Guaranteed Minimum Withdrawal Benefit or the Guaranteed Lifetime Withdrawal Benefit.

This option may be exercised by the contract owner on or within 30 days following a contract anniversary, after a 10 year waiting period from the effective date of the option. However, it may not be exercised after the contract anniversary following the earlier of the oldest annuitant's 90th birthday or the oldest contract owner's 90th birthday. After that date the option and associated charge will automatically terminate. If the owner is a non-natural person, the age of the oldest annuitant is the basis for determining the benefit.

If you wish to annuitize only a portion of your contract and invoke this option you may do so once, however, you must annuitize at least one-half of your contract value as of the date you elect to annuitize. To invoke this option at any other time you must annuitize your entire contract value. In addition, under the GIPB option, only a fixed annuity is available and only the following annuity options are available to you if you exercise the GIPB option:

  .  Option 1 - Life Annuity

  . Option 2 - Life Annuity with a Period Certain of 120 months (Option 2A), 180 months (Option 2B) or 240 months (Option 2C)

  .  Option 3 - Joint and Last Survivor Annuity

The GIPB option provides a fixed annuity payment amount. The fixed annuity payment amount is equal to the following formula: the Guaranteed Income Provider Basis, adjusted for any premium taxes not previously deducted, and applied to the annuity tables that accompany the GIPB option. The annuity tables that accompany the GIPB option supersede those annuity tables that were issued with your base contract, but only if you invoke the GIPB option. These tables are more conservative than those issued with the base contract. The dollar amount of the annuity payment will depend on the annuity option selected, the amount applied and the age of the annuitant (and joint annuitant if applicable).

THE GUARANTEED INCOME PROVIDER BASIS IS THE GREATER OF:

  . the Guaranteed Income Provider Highest Anniversary Value prior to the date annuity payments are elected, increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined; or

  .  the Guaranteed Income Provider 5% Increase Value.

THE GUARANTEED INCOME PROVIDER HIGHEST ANNIVERSARY VALUE IS EQUAL TO THE GREATER OF:

  .  the contract value; or

  . the previous Guaranteed Income Provider Highest Anniversary Value increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined.

The Guaranteed Income Provider Highest Anniversary Value will be determined on every contract anniversary starting with the contract anniversary on which this option was effective, up to and including the contract anniversary following your 85th birthday.

REDUCTION PROCEDURE FOR THE GUARANTEED INCOME PROVIDER HIGHEST ANNIVERSARY
VALUE:

A withdrawal or annuitization will reduce the Guaranteed Income Provider Highest Anniversary Value as follows:

(i) On a dollar-for-dollar basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is less than or equal to 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary.

(ii)On a pro rata basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is greater than 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary. The pro rata adjustment will reduce the Guaranteed Income Provider Highest Anniversary Value by the proportion that the current amount withdrawn or annuitized bears to the contract value just prior to the withdrawal or annuitization.

THE GUARANTEED INCOME PROVIDER 5% INCREASE VALUE IS EQUAL TO THE SUM OF:

  . the portion of the contract value in any fixed account and all of the guarantee periods of the Guaranteed Term Account; and

  . Purchase payments and transfers into the variable annuity account reduced for withdrawals, annuitizations and transfers out of the variable annuity account using the reduction procedure defined below, accumulated to the earlier of the date annuity payments are elected or the contract anniversary following your 85th birthday at an interest rate of 5%, compounded annually.

Please note, after the contract anniversary following your 85th birthday, the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value will not increase further. Any amounts withdrawn, annuitized or transferred out of the variable annuity account will reduce the value using the reduction procedure for the Guaranteed Income Provider 5% Increase Value, as described below.

REDUCTION PROCEDURE FOR THE GUARANTEED INCOME PROVIDER 5% INCREASE VALUE:

A withdrawal, annuitization, or transfer out of any fixed account or the Guaranteed Term Account will reduce the Guaranteed Income Provider 5% Increase Value on a dollar for dollar basis.

A withdrawal, annuitization, or transfer out of the variable annuity account will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as follows:

(i) On a dollar-for-dollar basis if the cumulative withdrawal, annuitization, and transfer out amount from the variable annuity account, including the current withdrawal, annuitization, or transfer from the variable annuity account, occurring during the current contract year is less than or equal to 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary.

(ii)On a pro rata basis if the cumulative withdrawal, annuitization, and transfer out amount; including the current withdrawal, annuitization, or transfer from the variable annuity account; occurring during the current contract year is greater than 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary. The pro rata adjustment will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value by the proportion that the current amount withdrawn, annuitized, or transferred out of the variable annuity account bears to the contract value in the variable annuity account just prior to the withdrawal, annuitization, or transfer.

At no time shall either the Guaranteed Income Provider Highest Anniversary Value or the Guaranteed Income Provider 5% Increase Value exceed 200% of the sum of the contract value as of the effective date of the option, plus any subsequent purchase payments received more than 12 months prior to the date annuity payments are elected, adjusted pro rata for subsequent withdrawals and annuitizations. Where joint owners exist, there will be no further Guaranteed Income Provider Highest Anniversary Values determined or accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value after the contract anniversary following the 85th birthday of the oldest joint owner. After the death of the first joint owner, determination of new Guaranteed Income Provider Highest Anniversary Values and accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value may resume if the surviving joint owner continues the contract.

If a surviving spouse elects to assume his or her deceased spouse's contract, this option and its associated charge will continue to be effective and based upon the new owner's age as long as it is less than or equal to age 90. In the event the surviving spouse's age is greater than 90, the option and its charge will automatically terminate.

This option and its associated charge will also terminate automatically in the following circumstances:

  .  the contract is fully annuitized;

  .  the contract is terminated or surrendered; or

  . the contract anniversary following the oldest contract owner or annuitant's 90th birthday.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) OPTION

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. If you withdraw amount(s) in excess of the Guaranteed Annual Withdrawal, you will reduce the benefit you receive with this contract option.

  . Election of this option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you. Amounts taken under the GMWB will first be taken from your contract value as described below. Our obligation to pay you more than your contract value will only arise in certain circumstances. Therefore, as you consider election of this option you should consider whether the value of the benefit and the level of protection that the option provides you, along with its costs, are consistent with your financial objectives and the assurances you are seeking.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GMWB effective date.

  . Beginning 7 years after the GMWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . Your entire contract value must be allocated to an investment option or allocation approved and maintained by us while this option is in effect.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be under age 81 at the time the rider becomes effective.

  . You may not elect this contract option if you have selected the Premier Death Benefit optional death benefit for your contract. In addition, you may not elect this contract option and the Guaranteed Income Provider Benefit or the Guaranteed Lifetime Withdrawal Benefit in the same contract.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GMWB option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, regardless of underlying sub-account performance during the contract deferral period. This option does not guarantee any investment gains nor does it guarantee any lifetime income payments. Several examples to help show how this option works are included in Appendix E.

In each contract year, you may withdraw up to the Guaranteed Annual Withdrawal
(GAW) from your contract until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAW and the GWB is described below.

This contract option also provides for an opportunity in certain cases to increase the GWB or reset the GWB amount as described further below in the sections entitled: "Guaranteed Withdrawal Benefit Enhancement" and "Guaranteed Withdrawal Benefit Reset Option."

CALCULATING THE INITIAL GWB AND GAW

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times. The initial GAW for your contract will be equal to 7% of the GWB.

Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawals exceed the GAW in a contract year, or as otherwise described below.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments. The GAW will be recalculated and will be equal to the greater of: (a) GAW prior to the purchase payment; or (b) 7% of the new GWB determined at the time the subsequent purchase payment is applied. After the first contract year following the GMWB effective date we restrict the application of subsequent purchase payments to the GWB to $100,000 without our prior written approval.

ADJUSTMENTS FOR WITHDRAWALS

Each contract year you may withdraw an amount less than or equal to the GAW. Such withdrawals will reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAW. If withdrawals in any contract year are less than the GAW, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values in any fixed account and each sub-account of the variable annuity account. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the GWB and GAW.

Withdrawals in excess of the GAW or the Required Minimum Distribution (RMD) for this contract (whichever might be greater) if part of a tax qualified plan, in any one contract year, will cause both the GWB and GAW to be recalculated. In that case, the GWB will be reduced to the lesser of:

(a) the contract value after the excess withdrawal; or

(b) the GWB prior to the excess withdrawal less the amount of the withdrawal.

The GAW will also be adjusted to equal the lesser of:

(a) GAW prior to the withdrawal; or

(b) the greater of either:

   (i) 7% of the recalculated GWB; or

   (ii)7% of the current contract value after the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

If the contract value is reduced to zero and the GWB immediately after the withdrawal is greater than zero, the contract will enter the automatic payment phase. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated. You may elect to receive the GAW at any frequency offered by us, but no less frequently than annually, until the GWB reaches zero. Once selected, the frequency may not be changed without our prior consent. If you die before the GWB reaches zero, the remaining payments will be made to your beneficiaries. When the GWB reaches zero, this rider terminates and no further benefits are payable.

At our discretion, we may elect to pay you a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GMWB are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences. For IRAs or other contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to satisfy minimum required distribution requirements. Such withdrawals may exceed the GAW amount which could quickly and substantially decrease your GWB. IN A DECLINING MARKET, WITHDRAWALS THAT EXCEED THE GAW MAY SUBSTANTIALLY REDUCE YOUR GWB AND GAW.

GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT

If you do not take any withdrawals during the first three years after the GMWB effective date, your GWB will be increased on the third contract anniversary following the GMWB effective date. The GWB will be increased by an amount equal to 10% of the initial GWB plus any subsequent purchase payments received within 12 months of the GMWB effective date. The GAW will be increased to 7% of the recalculated GWB.

GUARANTEED WITHDRAWAL BENEFIT RESET OPTION

Beginning with the third contract anniversary following the GMWB effective date and prior to your 81st birthday, you may elect to reset your GWB to your current contract value, if higher. IF YOU ELECT TO RESET THE GWB, THE RIDER CHARGE WILL BE INCREASED TO THE THEN CURRENT CHARGE FOR THE GMWB RIDER. In addition, a three year waiting period will be required before you may elect another reset. Your written request to elect to reset your GWB must be received by us within 30 days prior to the applicable contract anniversary. The GAW will also be recalculated at this time and will be equal to the greater of (a) the GAW prior to the reset, or (b) 7% of the reset GWB amount. You must request your election of the reset in writing in a form satisfactory to us, within 30 days prior to the contract anniversary.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


   SFT Advantus Dynamic Managed                Morningstar Income and Growth ETF
     Volatility Fund                             Asset Allocation Portfolio
   SFT Advantus Managed Volatility Equity      PIMCO VIT Global Diversified Allocation
     Fund                                        Portfolio
   AB Dynamic Asset Allocation Portfolio       TOPS(R) Managed Risk Balanced ETF
   Goldman Sachs VIT Global Trends               Portfolio
     Allocation Fund                           TOPS(R) Managed Risk Flex ETF Portfolio
   Ivy VIP Pathfinder Moderate -- Managed      TOPS(R) Managed Risk Growth ETF
     Volatility                                  Portfolio
   Morningstar Balanced ETF Asset              TOPS(R) Managed Risk Moderate Growth
     Allocation Portfolio                        ETF Portfolio
   Morningstar Conservative ETF Asset
     Allocation Portfolio


Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs".

The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

EFFECT OF PAYMENT OF DEATH BENEFIT

If the contract owner dies before the GWB is reduced to zero and there is contract value, the beneficiary may elect to take the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals equal in an amount to the GAW annually, over a period no longer than the beneficiary's life expectancy. If the beneficiary elects to continue this option, the charges for this option will continue to apply. If withdrawals of the GAW annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GMWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

RIDER TERMINATION

Beginning seven contract years after the GMWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. Once cancelled the GMWB may not be elected again until the next contract anniversary.

The contract option will automatically terminate at the earliest of the following:

  .  if the GWB is reduced to zero; or

  . if the contract to which this rider is attached is surrendered, applied to provide annuity payments, or otherwise terminated; or

  . if the contract's death benefits are paid as a lump sum to a beneficiary under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In the case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If the GMWB option is still in effect and annuity payments are required to begin you may choose an additional annuity option. This annuity option provides a fixed annuity payment equivalent on an annual basis to your maximum GAW, until the GWB is reduced to zero, at which point annuity payments will cease. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) OPTION

EFFECTIVE AUGUST 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, generally over their life regardless of underlying sub-account performance. It allows a contract owner to take withdrawals from their contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The annual GAI amount will be set based on the age of the oldest contract owner on the GLWB effective date and it will range from 4.0% to 6.0% of the Guaranteed Withdrawal Benefit (GWB). If you withdraw amount(s) in excess of the guaranteed amount you will reduce the benefit you receive under this contract option.

  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB effective date.

  . Beginning 7 years after the GLWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . Your entire contract value must be allocated to an investment option or allocation approved and maintained by us while this option is in effect.

  . You may not elect this contract option if you have selected the Premier Death Benefit optional death benefit or in combination with any other living benefit.

  . After the first contact year following the GLWB effective date, subsequent purchase payments that may be applied to the GLWB option are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GLWB option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die), or (b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix F.

CALCULATING THE INITIAL GWB AND GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to the GWB multiplied by the Annual Income Percentage shown below, which is based on the age of the oldest contract owner (or oldest annuitant in the case of a non-natural owner) at the GLWB effective date. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, a withdrawal that exceeds the GAI in a contract year, Guaranteed Annual Income Reset, or as otherwise described below.

                          AGE   ANNUAL INCOME PERCENTAGE
                          -     ------------------------
                       50 - 59            4.0%
                       60 - 69            5.0%
                       70 - 79            5.5%
                         80+              6.0%

These percentages apply for purchase payments, as well as the Guaranteed Annual Income Reset described later. When there are multiple purchase payments over several years, more than one Annual Income Percentage may apply for purposes of calculating the GAI. For example, if a purchase payment is made at age 58, the Annual Income Percentage that will apply to that payment is 4.0%. If a subsequent purchase payment is made at age 65, the Annual Income Percentage that applies to the subsequent payment is 5.0%. If there are withdrawals that exceed the GAI in any contract year, there will no longer be a single applicable Annual Income Percentage from this table since the GAI and GWB are adjusted based on the contract value at the time of the withdrawal(s).

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable Annual Income Percentage shown above, based on the age of the oldest contract owner (or oldest annuitant in the case of a non-natural owner) as of the date the purchase payment is credited to the contract. After the first contract year following the GLWB effective date we restrict the application of subsequent purchase payments to the GWB and GAI to $25,000 in the aggregate without our prior written approval.

WITHDRAWALS

Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GLWB are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, recapture of credit enhancements or any other contract features impacted by a withdrawal and which may have tax consequences.

ADJUSTMENTS FOR WITHDRAWALS LESS THAN THE GUARANTEED ANNUAL INCOME

Each contract year you may withdraw an amount less than or equal to the GAI. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values in any fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contact in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

ADJUSTMENTS FOR WITHDRAWALS IN EXCESS OF THE GUARANTEED ANNUAL INCOME

Withdrawals in excess of the GAI or the Required Minimum Distribution (RMD) for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the excess withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but no less frequently than annually, until the death of the contract owner or the death of any joint owner (or annuitant in the case of a non-natural owner). Once selected, the frequency may not be changed without our prior consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated.

Upon the death of the contract owner or any joint owner (or annuitant in the case of a non-natural owner) before the GWB reaches zero, the GAI will be paid at least annually to your beneficiaries until the GWB reaches zero. When the GWB reaches zero, this rider terminates and no further benefits are payable. At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

GUARANTEED ANNUAL INCOME RESET

Beginning with the third contract anniversary following the GLWB effective date and every 3 years thereafter the GAI will go through a "Guaranteed Annual Income Reset" (GAI Reset) process. This GAI Reset will occur automatically and the charge for the contract option will not change. The new GAI will be equal to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the GAI reset; and

   (b) is an amount equal to: (1) multiplied by (2) where:

       1)  is the greater of the GWB or the contract value; and

       2) is the Annual Income Percentage based on the age of the oldest owner, (or oldest annuitant if a non-natural owner), at the time of the GAI reset.

In no event however, will the new GAI be less than the old GAI. The GAI following the GAI Reset may be the same as before the GAI Reset even if the applicable Annual Income Percentage based on current age has increased.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for additional details regarding these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


   SFT Advantus Dynamic Managed                Morningstar Income and Growth ETF
     Volatility Fund                             Asset Allocation Portfolio
   SFT Advantus Managed Volatility Equity      PIMCO VIT Global Diversified Allocation
     Fund                                        Portfolio
   AB Dynamic Asset Allocation Portfolio       TOPS(R) Managed Risk Balanced ETF
   Goldman Sachs VIT Global Trends               Portfolio
     Allocation Fund                           TOPS(R) Managed Risk Flex ETF Portfolio
   Ivy VIP Pathfinder Moderate -- Managed      TOPS(R) Managed Risk Growth ETF
     Volatility                                  Portfolio
   Morningstar Balanced ETF Asset              TOPS(R) Managed Risk Moderate Growth
     Allocation Portfolio                        ETF Portfolio
   Morningstar Conservative ETF Asset
     Allocation Portfolio


Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

EFFECT OF PAYMENT OF DEATH BENEFIT

At the death of the first contract owner (or first annuitant if a non-natural owner) and if the contract owner (or annuitant, as applicable) die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. No additional purchase payments may be made and no additional GAI Reset will occur. If the beneficiary elects to continue the GLWB option, the charges for this option will continue to apply. If your designated beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

RIDER TERMINATION

Beginning seven contract years after the GLWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB may not be elected again until the next contract anniversary, subject to availability.

The GLWB option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  . any change of the contract owner or joint contract owner after the GLWB effective date, or in the case of a non-natural owner, any change of the annuitant or joint annuitant after the GLWB effective date; or

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid either as a lump sum or as an adjustment to the contract value under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of the contract owner, the first joint owner, or in the case of a non-natural owner, the annuitant or any joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE (GLWB II-SINGLE) OPTION

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

  . This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the contract owner's 59th birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income
     (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit described below.

  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

  . Beginning 7 years after the GLWB II-Single effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . If you take withdrawals prior to the Benefit Date or in excess of the annual guaranteed amount, you will reduce the benefit you receive.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB II-Single effective date.

  . Your entire contract value must be allocated to an investment option or allocation approved and maintained by us while this option is in effect.

  . You may not elect this contract option if you have selected the Premier Death Benefit optional death benefit or in combination with any other living benefit.

  . After the first contact year following the GLWB II-Single effective date, subsequent purchase payments that may be applied to the GLWB II-Single option are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GLWB II-Single option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, beginning at the Benefit Date, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die), or (b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero.

The Benefit Date is the later of the contract anniversary following the 59th birthday of the oldest contract owner (or oldest annuitant, in the case of a non-natural owner) or the GLWB II-Single effective date. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix H.

CALCULATING THE INITIAL GWB AND GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to 5% of the initial GWB value on the effective date of the option. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawal that exceeds the GAI in a contract year, Guaranteed Withdrawal Benefit Reset, Guaranteed Withdrawal Benefit Enhancement, or as otherwise described below.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by 5% as of the date the purchase payment is credited to the contract. You may make additional purchase payments to your contract. However, after the first contract year following the effective date of the option, we restrict the application of subsequent purchase payments to the GLWB II-Single to $25,000 in the aggregate without our prior written approval.

WITHDRAWALS

  . Withdrawals taken prior to the Benefit Date will reduce the benefit you will receive, as described below.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this contract option are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals will be taken pro rata from your values in any fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contract in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the Benefit Date, it will cause both the GWB and the GAI to be recalculated and reduced, as follows: The GWB will be reduced by an amount equal to: (a) multiplied by (b) divided by (c) where:

   (a) is the GWB immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be 5% of the GWB as recalculated above.

WITHDRAWALS AFTER THE BENEFIT DATE AND LESS THAN THE GUARANTEED ANNUAL INCOME

Each contract year you may withdraw an amount less than or equal to the GAI or the Required Minimum Distribution (RMD) for this contract (whichever may be greater) if part of a qualified tax plan. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI or RMD, the additional amount may not be carried forward to future contract years.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the highest of the RMD for either of the two calendar years occurring in that contract year and the GAI for that contract year, then the GWB and GAI would be recalculated, as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income". If your contract year is the same as the calendar year, then the sum of the withdrawals should not exceed the greater of the RMD and the GAI. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and that there are no withdrawals other than as described. The GAI for the 2006 contract year ending March 31, 2007 is $5,000. The RMDs for calendar years 2006 and 2007 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the quarters of calendar year 2006 and $2,000 in the first quarter of 2007, then the owner will have withdrawn $6,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year is less than the higher RMD (i.e., $8,000) for either of the two calendar years occurring in that contract year, the GAI would not be recalculated.

Using the same assumptions as in the above paragraph, but instead of taking $2,000 in the first quarter of 2007, the owner takes a withdrawal of $4,000 in the first quarter of 2007. In that case, the owner will have withdrawn $8,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year (i.e., $8,500) is greater than the higher RMD amount (i.e., $8,000) for either of the two calendar years occurring in that contract year, the withdrawal is in excess of the allowed amount and the GAI would be recalculated as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income".

WITHDRAWALS AFTER THE BENEFIT DATE IN EXCESS OF THE GUARANTEED ANNUAL INCOME

Withdrawals in excess of the GAI or the RMD for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

Please see Appendix H for examples of how withdrawals impact the benefit.

GUARANTEED WITHDRAWAL BENEFIT RESET

Beginning with the first contract anniversary following the effective date of the option and every year thereafter prior to the oldest contract owner's 86th birthday, the GWB will automatically be reset to your current contract value, if higher. The GAI will automatically reset to 5% of the reset GWB, if higher.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

On the date of the Guaranteed Withdrawal Benefit Reset, if the rider charge at which we are currently offering the GLWB II-Single to new customers is higher than the rider charge that currently applies to your GLWB II-Single rider, then we reserve the right to increase the charge for your rider. The rider charge following the reset will not exceed the current rider charge for other GLWB II-Single riders issued on that day. If we are no longer issuing this rider, we reserve the right to increase the rider charge on the date of the GWB reset. The rider charge following the reset will not exceed the maximum annual rider charge and will be the same for all GLWB II-Single riders which have a GWB reset on that date.

YOU MAY ELECT TO DECLINE THE AUTOMATIC GWB RESET. IF YOU CHOOSE TO DO SO, YOUR GLWB II-SINGLE RIDER CHARGE WILL REMAIN THE SAME (I.E., THE RIDER CHARGE WILL NOT INCREASE). YOU WILL BE NOTIFIED IN WRITING AT LEAST 30 DAYS PRIOR TO THE AUTOMATIC GWB RESET DATE OF YOUR OPTION TO DECLINE THE AUTOMATIC GWB RESET. WE MUST RECEIVE YOUR WRITTEN NOTIFICATION TO DECLINE AN AUTOMATIC GWB RESET NO LESS THAN 7 CALENDAR DAYS PRIOR TO THE AUTOMATIC RESET DATE. ELECTING TO DECLINE AN AUTOMATIC GWB RESET WILL SERVE AS AN ELECTION TO CEASE ANY FUTURE AUTOMATIC GWB RESETS UNTIL WE RECEIVE A WRITTEN INSTRUCTION FROM YOU TO REINSTATE THE AUTOMATIC GWB RESET AT THE NEXT AUTOMATIC RESET DATE.

GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT

This optional benefit also provides an enhancement to the benefit if you do not take withdrawals from your contract for the first ten years you have this optional benefit. On each contract anniversary prior to your first withdrawal from the contract, for a period of up to 10 years following the option effective date, the GWB will be increased by 5% of the GWB amount on the date prior to the enhancement. In addition, the GAI will be increased to 5% of the GWB following the enhancement.

The Guaranteed Withdrawal Benefit Enhancement will occur prior to the GWB reset on any contract anniversary where both are applicable.

Please see Appendix H for examples.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for additional details regarding these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the

CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


   SFT Advantus Dynamic Managed                Morningstar Income and Growth ETF
     Volatility Fund                             Asset Allocation Portfolio
   SFT Advantus Managed Volatility Equity      PIMCO VIT Global Diversified Allocation
     Fund                                        Portfolio
   AB Dynamic Asset Allocation Portfolio       TOPS(R) Managed Risk Balanced ETF
   Goldman Sachs VIT Global Trends               Portfolio
     Allocation Fund                           TOPS(R) Managed Risk Flex ETF Portfolio
   Ivy VIP Pathfinder Moderate -- Managed      TOPS(R) Managed Risk Growth ETF
     Volatility                                  Portfolio
   Morningstar Balanced ETF Asset              TOPS(R) Managed Risk Moderate Growth
     Allocation Portfolio                        ETF Portfolio
   Morningstar Conservative ETF Asset
     Allocation Portfolio


Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

EFFECT OF PAYMENT OF DEATH BENEFIT

At the death of the first contract owner (or first annuitant if a non-natural owner) and if the contract owner (or annuitant, as applicable) die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. The beneficiary may contract us for the life expectancy to be applied. No additional purchase payments may be made and no additional GWB Resets will occur. If the beneficiary elects to continue the GLWB II-Single option, the charges for this option will continue to apply. If your designated beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB II-Single will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

RIDER TERMINATION

Beginning seven contract years after the GLWB II-Single effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB II-Single may not be elected again until the next contract anniversary, subject to availability

THE GLWB II-SINGLE OPTION WILL AUTOMATICALLY TERMINATE AT THE EARLIEST OF THE
FOLLOWING:

  .  the date of termination or surrender of the contract; or

  . any change of the contract owner or joint contract owner after the GLWB II-Single effective date, or in the case of a non-natural owner, any change of the annuitant or joint annuitant after the GLWB II-Single effective date; or

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid either as a lump sum or as an adjustment to the contract value under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of the contract owner, the first joint owner, or in the case of a non-natural owner, the annuitant or any joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter an automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or the death of any joint owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Following the death of the contract owner or the death of any joint owner, this rider terminates and no further benefits are payable unless the GWB is greater than zero. If the GWB is greater than zero at the time of death, the remaining payments will be made to your beneficiaries.

At our discretion, we may elect to pay you or your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. We will contact you if this is the case. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT (GLWB II-JOINT) OPTION

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

  . This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, and it works very similar to the Guaranteed Lifetime Withdrawal Benefit II -- Single Life Option. However its guarantee is over the lifetime of both "designated lives", (instead of a single life) regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the 59th birthday of the youngest designated life or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit described below.

  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

  . Beginning 7 years after the GLWB II-Joint effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . If you take withdrawals prior to the Benefit Date or in excess of the annual guaranteed amount, you will reduce the benefit you receive.

  . Both "Designated Lives" must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB II-Joint effective date.

  . Your entire contract value must be allocated to an investment option or allocation approved and maintained by us while this option is in effect.

  . You may not elect this contract option if you have selected the Premier Death Benefit optional death benefit or in combination with any other living benefit.

  . After the first contact year following the GLWB II-Joint effective date, subsequent purchase payments that may be applied to the GLWB II-Joint option are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a: "stretch" IRA or other "decedent" type account; TSA; Deferred Compensation Plan; Charitable Remainder Trust; Qualified Retirement Plan; 412(i) Plan; or corporate non-qualified contract.

The GLWB II-Joint Life option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, beginning at the Benefit Date, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract until the later of: (a) the death of both Designated Lives, or
(b) the Guaranteed Withdrawal Benefit (GWB) is reduced to zero.

The Benefit Date is the later of the contract anniversary following the 59th birthday of the youngest Designated Life or the GLWB II-Joint effective date. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix H.

DESIGNATED LIFE, JOINT DESIGNATED LIFE AND DESIGNATED LIVES

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and the Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the GLWB II-Joint option. The Designated Life and the Joint Designated Life will be shown on your contract rider.

CALCULATING THE INITIAL GWB AND GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to 5% of the initial GWB value on the effective date of the option. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawal that exceeds the GAI in a contract year, Guaranteed Withdrawal Benefit Reset, Guaranteed Withdrawal Benefit Enhancement, or as otherwise described below.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by 5% as of the date the purchase payment is credited to the contract. You may make additional purchase payments to the contract. However, after the first contract year following the effective date of the option, we restrict the application of subsequent purchase payments to the GLWB II-Joint to $25,000 in the aggregate without our prior written approval.

WITHDRAWALS

  . Withdrawals taken prior to the Benefit Date will reduce the benefit you will receive, as described below.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this contract option are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals will be taken pro rata from your values in any fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contact in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the Benefit Date, it will cause both the GWB and the GAI to be recalculated and reduced, as follows: The GWB will be reduced by an amount equal to: (a) multiplied by (b) divided by (c) where:

   (a) is the GWB immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be 5% of the GWB as recalculated above.

WITHDRAWALS AFTER THE BENEFIT DATE AND LESS THAN THE GUARANTEED ANNUAL INCOME

Each contract year you may withdraw an amount less than or equal to the GAI or the Required Minimum Distribution (RMD) for this contract (whichever may be greater) if part of a qualified tax plan. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI or RMD, the additional amount may not be carried forward to future contract years.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the highest of the RMD for either of the two calendar years occurring in that contract year or the GAI for that contract year, then the GWB and GAI would be recalculated, as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income". If your contract year is the same as the calendar year, then the sum of the withdrawals should not exceed the greater of the RMD and the GAI. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and that there are no withdrawals other than as described. The GAI for the 2006 contract year ending March 31, 2007 is $5,000. The RMDs for calendar years 2006 and 2007 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the quarters of calendar year 2006 and $2,000 in the first quarter of 2007, then the owner will have withdrawn $6,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year is less than the higher RMD (i.e., $8,000) for either of the two calendar years occurring in that contract year, the GAI would not be recalculated.

Using the same assumptions as in the above paragraph, but instead of taking $2,000 in the first quarter of 2007, the owner takes a withdrawal of $4,000 in the first quarter of 2007. In that case, the owner will have withdrawn $8,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year (i.e., $8,500) is greater than the higher RMD amount (i.e., $8,000) for either of the two calendar years occurring in that contract year, the withdrawal is in excess of the allowed amount and the GAI would be recalculated as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income".

WITHDRAWALS AFTER THE BENEFIT DATE IN EXCESS OF THE GUARANTEED ANNUAL INCOME

Withdrawals in excess of the GAI or the RMD for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

Please see Appendix H for examples of how withdrawals impact the benefit.

GUARANTEED WITHDRAWAL BENEFIT RESET

Beginning with the first contract anniversary following the effective date of the option and every year thereafter prior to the youngest Designated Life's 86/th/ birthday, the GWB will automatically be reset to your current contract value, if higher. The GAI will automatically reset to 5% of the reset GWB, if higher.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

On the date of the Guaranteed Withdrawal Benefit Reset, if the rider charge at which we are currently offering the GLWB II-Joint to new customers is higher than the rider charge that currently applies to your GLWB II-Joint rider, then we reserve the right to increase the charge for your rider. The rider charge following the reset will not exceed the current rider charge for other GLWB II-Joint riders issued on that day. If we are no longer issuing this rider, we reserve the right to increase the rider charge on the date of the GWB reset. The rider charge following the reset will not exceed the maximum annual rider charge and will be the same for all GLWB II-Joint riders which have a GWB reset on that date.

YOU MAY ELECT TO DECLINE THE AUTOMATIC GWB RESET. IF YOU CHOOSE TO DO SO, YOUR GLWB II-JOINT RIDER CHARGE WILL REMAIN THE SAME (I.E., THE RIDER CHARGE WILL NOT INCREASE). YOU WILL BE NOTIFIED IN WRITING AT LEAST 30 DAYS PRIOR TO THE AUTOMATIC GWB RESET DATE OF YOUR OPTION TO DECLINE THE AUTOMATIC GWB RESET. WE MUST RECEIVE YOUR WRITTEN NOTIFICATION TO DECLINE AN AUTOMATIC GWB RESET NO LESS THAN 7 CALENDAR DAYS PRIOR TO THE AUTOMATIC RESET DATE. ELECTING TO DECLINE AN AUTOMATIC GWB RESET WILL SERVE AS AN ELECTION TO CEASE ANY FUTURE AUTOMATIC GWB RESETS UNTIL WE RECEIVE A WRITTEN INSTRUCTION FROM YOU TO REINSTATE THE AUTOMATIC GWB RESET AT THE NEXT AUTOMATIC RESET DATE.

GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT

This optional benefit also provides an enhancement to the benefit if you don't take withdrawals from your contract for the first ten years you have the optional benefit. On each contract anniversary prior to your first withdrawal from the contract, for a period of up to 10 years following the option effective date, the GWB amount on the date will be increased by 5% of the GWB prior to the enhancement. In addition, the GAI will be increased to 5% of the GWB following the enhancement.

The Guaranteed Withdrawal Benefit Enhancement will occur prior to the GWB reset on any contract anniversary where both are applicable.

Please see Appendix H for examples.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for additional details regarding these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


   SFT Advantus Dynamic Managed                Morningstar Income and Growth ETF
     Volatility Fund                             Asset Allocation Portfolio
   SFT Advantus Managed Volatility Equity      PIMCO VIT Global Diversified Allocation
     Fund                                        Portfolio
   AB Dynamic Asset Allocation Portfolio       TOPS(R) Managed Risk Balanced ETF
   Goldman Sachs VIT Global Trends               Portfolio
     Allocation Fund                           TOPS(R) Managed Risk Flex ETF Portfolio
   Ivy VIP Pathfinder Moderate -- Managed      TOPS(R) Managed Risk Growth ETF
     Volatility                                  Portfolio
   Morningstar Balanced ETF Asset              TOPS(R) Managed Risk Moderate Growth
     Allocation Portfolio                        ETF Portfolio
   Morningstar Conservative ETF Asset
     Allocation Portfolio


Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

EFFECT OF PAYMENT OF DEATH BENEFIT

If both Designated Lives die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. The beneficiary may contact us for the life expectancy to be applied. No additional purchase payments may be made and no additional GWB Resets will occur. If the beneficiary elects to continue the GLWB II-Joint option, the charges for this option will continue to apply. If your beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB II-Joint will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

SPOUSAL CONTINUATION

If the Designated Life dies, the surviving spouse may elect to continue the contract and this rider under the following conditions:

   (a) the surviving spouse is also the Joint Designated Life, and

   (b) this rider is in effect at the time of the contract continuation

RIDER TERMINATION

Beginning seven contract years after the GLWB II-Joint effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB II-Joint may not be elected again until the next contract anniversary, subject to availability

The GLWB II-Joint option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  .  any change to the Designated Lives after the GLWB II-Joint effective date;
     or

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid as a lump sum under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter an automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Following the death of both Designated Lives, this rider terminates and no further benefits are payable unless the GWB is greater than zero. If the GWB is greater than zero at the time of death, the remaining payments will be made to your beneficiaries.

At our discretion, we may elect to pay you or your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum would be $10,000 or less. We will contact you if this is the case. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life (or the joint owner or designated life, as applicable). This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GENERAL INFORMATION

THE COMPANY -- MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office address, telephone and internet address are shown on the cover page. We are licensed to engage in the life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam.

THE SEPARATE ACCOUNT -- VARIABLE ANNUITY ACCOUNT

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the SEC under the Investment Company Act of 1940.

The variable annuity account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding portfolio. Additional sub-accounts may be added at our discretion.

The assets of the variable annuity account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the variable annuity account is entirely independent of the investment performance of our general account, amounts in the guaranteed term account and our other separate accounts. All obligations under the contracts are our general corporate obligations.

The general account is not segregated or insulated from the claims of insurance company creditors. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.

CHANGES TO THE SEPARATE ACCOUNT -- ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the variable annuity account. If an investment in a portfolio should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another portfolio. Substitution may be with respect to existing accumulation values, future purchase payments or future annuity payments.

We also reserve the right to add, combine or remove any sub-accounts of the variable annuity account. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the variable annuity account. The addition of any investment option may be made available to existing contract owners on whatever basis we determine.

We also reserve the right, when permitted by law, to deregister the variable annuity account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the variable annuity account with one or more of our other separate accounts.

The portfolios serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolio at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or (iii) participating qualified plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor Minnesota Life currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

COMPENSATION PAID FOR THE SALE OF CONTRACTS

Securian Financial Services, Inc. ("Securian Financial"), an affiliate of Minnesota Life, is the principal underwriter of the contract. Securian Financial and other authorized broker-dealers sell contracts through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of contracts by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a contract is determined by his or her broker-dealer. In the case of contracts sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges against the contract that are in addition to the contract charges described elsewhere in this Prospectus. The following is a list of broker-dealers that are affiliated with Minnesota Life:

       Securian Financial Services, Inc.
       CRI Securities, LLC
       H.Beck, Inc.

COMMISSIONS

Commissions paid to broker-dealers, and indirectly to registered representatives (including registered representatives of Securian Financial), will vary depending on a number of different factors, including the charge structure of the selected contract, the age of the contract owner at the time the purchase payment generating the commission is paid, and whether annuity payments will begin within twelve months of the date the contract is issued. Subject to these factors, broker-dealers are typically paid base commissions for the sale of contracts pursuant to a standard schedule of broker-dealer commissions. These base commissions may be paid in the form of a front-end commission calculated as a percentage of purchase payments, an asset-based (or "trail") commission calculated as a percentage of contract value, or a combination of both. The maximum front-end base commission is 7.00% of purchase payments. We do not pay any additional compensation on the sale or exercise of any of the contract's optional benefit riders offered.

ADDITIONAL PAYMENTS

From time to time certain broker-dealers may receive additional compensation. Subject to FINRA and other applicable rules, Minnesota Life (or its affiliates(s)) may also choose to make the following types of payments to help encourage the sale of its products.

 -----------------------------------------------------------------------------
 ADDITIONAL PAYMENT TYPE                DESCRIPTION OR EXAMPLES OF PAYMENT
 -----------------------------------------------------------------------------
 Payments for Access or Visibility      Access to registered representatives
                                        and/or broker dealers such as
                                        one-on-one wholesaler visits or
                                        attendance at national/regional sales
                                        meetings or similar events; inclusion
                                        of our products on a broker-dealer's
                                        "preferred list"; participation in or
                                        visibility at national and/or
                                        regional conferences; articles in
                                        broker-dealer or similar publications
                                        promoting our services or products
 -----------------------------------------------------------------------------
 Payments for Gifts & Entertainment     Occasional meals and/or
                                        entertainment, tickets to
                                        sporting/other events, and other
                                        gifts.
 -----------------------------------------------------------------------------
 Payments for Marketing Support         Joint marketing campaigns,
                                        broker-dealer event
                                        participation/advertising;
                                        sponsorship of broker-dealer sales
                                        contests or promotions in which
                                        participants (including registered
                                        representatives) receive prizes such
                                        as travel, awards, merchandise or
                                        other recognition
 -----------------------------------------------------------------------------
 Payments for Technical Type Support    Sales support through the provision
                                        of hardware, software, or links to
                                        our websites from broker-dealer
                                        websites and other expense allowance
                                        or reimbursement
 -----------------------------------------------------------------------------
 Payments for Training                  Educational, due diligence, sales or
                                        training seminars, conferences and
                                        programs, sales and service desk
                                        training, and/or client or prospect
                                        seminar sponsorships.
 -----------------------------------------------------------------------------

These additional payments may be either in the form of front-end commissions in excess of base commissions or in the form of marketing allowances. We may also pay to qualifying Securian Financial registered representatives additional amounts based on their production. Additional payments are intended to provide further encouragement to broker-dealers to sell contracts, and are paid based on a determination by Minnesota Life and Securian Financial of a broker-dealer's ability and willingness to promote and market the contracts. In no event will total front-end commissions paid to broker-dealers in connection with sales of contracts exceed 7.25% of purchase payments (i.e., base commission plus additional payments). Aggregate trail commissions, which also recognize the on-going services of registered representatives that contribute to contract owner retention and satisfaction, are not subject to an upper limit and may, over time, exceed 7.25% of purchase payments.

NON-CASH COMPENSATION

In accordance with FINRA rules, on the sales of all insurance policies by registered representatives of Securian Financial either we or Securian Financial, may pay credits which allow those registered representatives who are responsible for the sales of the insurance products to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits also cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We will also pay to qualifying Securian Financial registered representatives additional amounts based on their production or persistency. Finally, qualifying registered representatives of Securian Financial are also eligible for financing arrangements, company-paid training, group health and/or life insurance benefits, retirement benefits, deferred compensation benefits and other benefits based on their contract with us. All of these programs are designed to encourage Securian Financial's registered representatives to sell Minnesota Life's products, including the contracts described in this Prospectus.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this contract over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the contracts.

PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

Minnesota Life pays the costs of selling contracts, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.35% of fund assets held in the Separate Account.

In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all contract owner purchase, redemption, and transfer requests within the sub-accounts of the separate account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the separate account aggregates such transactions through the separate account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the separate account.

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the contract. Without these payments, certain contract charges would likely be higher than they are currently. All of the underlying mutual funds offered in the contract currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

Minnesota Life considers profitability when determining the charges in the contract. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a contract is held and the greater a contract's investment return.

FIXED ACCOUNT(S) AND THE GUARANTEED TERM ACCOUNT

The Guaranteed Term Account is not available to contracts issued on or after June 1, 2011 (or such later date if approved later in your state).


The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to a fixed account or one of the guarantee periods of the guaranteed term account, are not registered under the Securities Act of 1933, nor is either registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required.


The guaranteed interest rate on new amounts allocated to the DCA Fixed Account or a guarantee period is determined from time-to-time by Minnesota Life in accordance with existing market conditions. In no event will the guaranteed rate of interest be less than the minimum guaranteed rate of interest as stated in your contract. Once an interest rate is established for a guarantee period, it is guaranteed for the duration of the stated period and may not be changed by Minnesota Life.

The guaranteed term account is a separate account of Minnesota Life titled "Modified Guaranteed Annuity Fixed Separate Account". There are no units in this separate account. Amounts allocated to this separate account do not participate in the investment gain or loss in the separate account. Such gain or loss accrues solely to Minnesota Life. We retain the risk that the value of the assets in this separate account may drop below the reserves and other liabilities we must maintain. Should this occur, Minnesota Life may transfer assets from its general account to this separate account to make up the difference. Minnesota Life also reserves the right to transfer to its general account any assets of this separate account in excess of the required reserves and liabilities. We maintain assets in this separate account for other Minnesota Life annuities.

GUARANTEE PERIODS OF THE GUARANTEED TERM ACCOUNT. There are four guarantee periods of the guaranteed term account. These provide for the accumulation of interest at a guaranteed interest rate when held for three, five, seven and ten year periods. Minnesota Life may offer additional guarantee periods at its discretion. It also may at any time stop accepting new purchase payments, transfers or renewals for a particular guarantee period. The guaranteed term account is not available in all states.

Contract owners may allocate purchase payments, or make transfers from or to guarantee periods at any time prior to the annuity commencement date as long as the guarantee period for such allocation does not extend past the contract maturity date. Minnesota Life establishes a separate entry in the guaranteed term account for accounting and interest rate purposes each time the contract owner allocates or transfers amounts to the guaranteed term account guarantee period option.

RENEWALS. At the end of a guarantee period, the contract owner may establish a new guarantee period with the same guarantee period at the then current interest rate, select a different guaranteed term account guarantee period option or transfer the amounts to a variable annuity account option, or those amounts may be withdrawn from the contract (though such amounts withdrawn may be subject to a DSC and/or recapture as credit enhancement). You may make your election during the period 30 days immediately following the renewal date of each guarantee period without having the market value adjustment applied.

If the contract owner does not specify the guarantee period option desired at the time of renewal, Minnesota Life will automatically renew the funds held in that guarantee period option for the same duration at the newly established interest rate, provided, however, that we will select a period which does not extend beyond the maturity date or any previously elected annuitization date. The interest rate applicable to the new guarantee period may be higher or lower than the interest rate which was credited to the expired guarantee period. If, at the time of renewal, a guarantee period of the same duration is no longer available, Minnesota Life will select the next shortest available guarantee period. If no guarantee period of the guaranteed term account is available, we will allocate the funds to be renewed to the government money market sub-account.

MARKET VALUE ADJUSTMENT. Amounts surrendered, withdrawn, transferred or applied to provide annuity payments from a guarantee period of the guaranteed term account prior to the renewal date may be subject to a market value adjustment. The market value adjustment may increase or decrease the amount of the guarantee period value which is being transferred, withdrawn or surrendered.

The market value adjustment will be calculated by multiplying the amount transferred, withdrawn, or surrendered by the market value adjustment factor. The market value adjustment factor is equal to:

                                    [GRAPHIC]


              (1+i)      (n/12)
        [---------------]       -1
          (1+j+0.0025)

where  i = Swap Rate for the week prior to the date of allocation into the guarantee term account for a maturity equal to the guarantee period.

       j = Swap Rate for the week prior to the date of surrender, withdrawal, transfer or application to provide annuity payments with a maturity equal to the number of whole months remaining in the guarantee period.

       n = the number of whole months remaining in the guarantee period.

If a Swap Rate maturity is not available for the necessary period, we will determine the rate by linear interpolation based on the Swap Rates with maturity closest to the period being measured. If Swap Rates are no longer available we will use an appropriate rate approved by the insurance department of the state which has jurisdiction over the contract.

We guarantee that the amount of the market value adjustment will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate for the guarantee period.

There will be no market value adjustment in the following situations:

   (a) transfers, withdrawals, surrenders and amounts applied to provide annuity payments occurring within 30 days immediately following the renewal date of each guarantee period;

   (b) amounts payable as a death benefit; and

   (c) amounts withdrawn from the guaranteed term account to pay any annual maintenance fee, transfer charge or periodic charges if any, for optional benefit riders.

However, amounts withdrawn or surrendered may be subject to the deferred sales charge.

TRANSFERS. Prior to the annuity commencement date, the contract owner may transfer amounts between or among the guarantee periods of the guaranteed term account or from a guarantee period to the variable annuity account. The market value adjustment, if applicable, may increase or decrease the amount of the transfer. For further information regarding transfers, see the heading "Transfers" in this Prospectus.

The contract owner must specify the guarantee period from or to which a transfer is to be made.

WITHDRAWALS. The contract owner may make withdrawals of, or may surrender amounts held in guarantee periods of the guaranteed term account at any time prior to death and prior to the start of annuity payments. Withdrawals from guarantee periods of the guaranteed term account will be made in the same manner and be subject to the same limitations as set forth under the heading "Withdrawals and Surrender" in this Prospectus. In addition, the following provisions apply to withdrawals from the guarantee periods of the guaranteed term account or other fixed accounts:

   (1) Minnesota Life reserves the right to defer payment of amounts withdrawn from guarantee periods of the guaranteed term account or other fixed accounts for up to six months from the date it receives the written withdrawal request (if a withdrawal is deferred for more than 30 days pursuant to this right, Minnesota Life will pay interest on the amount deferred at a rate not less than the minimum guaranteed interest rate as stated in your contract);

   (2) if there are multiple investment entries under a guarantee period of the guaranteed term account, amounts will be withdrawn from such accounts on a first-in-first-out basis; and

   (3) the market value adjustment described above may apply to withdrawals from any guarantee period of the guarantee term account.

In the case of a contract surrender, the market value adjustment to each guarantee period option, if applicable, will be calculated using the full amount in that guarantee period option, and the amount of the adjustment will be added to or subtracted from such amount and paid to the owner. In the case of a withdrawal, the market value adjustment to each guarantee period option affected by the withdrawal will be calculated using the full amount to be taken from that guarantee period in order to provide the amount requested, after application of the adjustment and deduction of applicable charges, and the amount of the adjustment will be added to or subtracted from the contract value remaining after payment of the requested amount.

Withdrawals from the contract may also be subject to income tax and a 10% penalty tax. Retirement plan limitations may also apply. See the heading "Federal Tax Status", in this Prospectus.

VOTING RIGHTS

We will vote the portfolio shares held in the variable annuity account at shareholder meetings of the portfolios. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the variable annuity account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the variable annuity account. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period, you hold the voting interest in the contract. The number of votes will be determined by dividing the contract value of the contract attributable to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account.

During the annuity period the annuitant holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We shall notify you or the annuitant of a portfolio shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

FEDERAL TAX STATUS

INTRODUCTION

Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Sections 401(a), 403(b), 408(b), 408A or 457 of the Code ("Tax Qualified Accounts"). We discontinued issuing this annuity contract to Section 403(b) Plans on May 1, 2008. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned.

In U.S. v Windsor, the U.S. Supreme Court held a portion of the Defense of Marriage Act unconstitutional. As a result, same sex couples who are married under applicable state and District of Columbia law will now be treated as spouses under federal law. In Revenue Ruling 2013-17, the U.S. Department of the Treasury (the "Treasury Department") and the Internal Revenue Service ("IRS") clarified their position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction that recognizes same sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside.

Furthermore, in Obergeffel v. Hodges, the U.S. Supreme Court ruled that the Fourteenth Amendment to the U.S. Constitution requires the States to license marriages between persons of the same sex and to recognize marriages of same sex couples performed lawfully in other states. The practical effect of this rule is that same sex marriages will now be recognized by the federal government and by each and every state. However, the Treasury Department and IRS did not recognize civil unions or registered domestic partnerships as marriages for federal tax purposes. Currently, if the state where a civil union or a registered domestic partnership occurred does not recognize the arrangement as a marriage, it is not a marriage for federal tax purposes.

There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the gain on the sale of other types of investments, such as corporate stock, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the premiums paid into the contract, is taxed as ordinary income. By contrast, the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the owner may be entitled to reduced tax rates applicable to long term capital gains.

For variable annuity contracts, increases in contract values attributable to dividends and interest from underlying investment funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal or contract surrender, or annuity payments begin, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the owner to determine the timing of the receipt of taxable income. Note, however, that variable annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.

This prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance products to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax adviser.

TAXATION OF MINNESOTA LIFE AND THE VARIABLE ANNUITY ACCOUNT

We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the variable annuity account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the variable annuity account or on capital gains arising from the variable annuity account's activities. The variable annuity account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs the taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code.

There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity:
(i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax advisor.

If you do not annuitize your nonqualified contract on or before the maturity date, it is possible that the IRS could challenge the status of your contract as an annuity contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the contract value each year from the inception of the contract or the entire increase in the contract value would be taxable in the year you reach the maturity date. In either situation, you could realize taxable income even if the contract proceeds are not distributed to you at that time. Accordingly, before purchasing a contract, you should consult your tax advisor with respect to these issues.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the variable annuity account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

The variable annuity account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations
Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust nor the investments of its portfolios. Nonetheless, we believe that each portfolio of the Securian Funds Trust in which the variable annuity account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the variable annuity account to be deemed to be "adequately diversified".

OWNERSHIP TREATMENT

In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or investment advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. Minnesota Life believes that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the "investment in the contract" (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the investment in the contract. This will also be true if you take withdrawals under one of the optional living benefit riders. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

SECTION 1035 EXCHANGES

An annuity contract may be fully or partially exchanged for another annuity contract in a tax-free exchange under IRC (S)1035. Historically, the IRS challenged attempts by taxpayers to exchange part of an annuity contract for a new annuity contract (a "Partial Exchange"). IRS rulings over the last several years have allowed annuity contract holders to make Partial Exchanges under certain conditions. If this contract is received in a Partial Exchange or is Partially Exchanged for another annuity contract, withdrawals taken from either annuity contract within 180 days from the date of the Partial Exchange may have adverse tax consequences. You should consult your tax advisor before entering into a Partial Exchange.

TAXATION OF ANNUITY PAYMENTS

The taxable portion of an annuity payment is generally equal to the excess of the payment over the exclusion amount. In the case of a fixed annuity payment, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

TAXES PAYABLE ON OPTIONAL RIDERS

The GMWB, GLWB, and single and joint versions of GLWB II, Encore, Ovation, Ovation II, and each of the MyPath Lifetime Income optional rider options provide benefits that are different from the usual benefits available under variable annuity contracts. If you elect these options a contract owner or beneficiary may be allowed to take withdrawals under the option even after the contract value is equal to zero. Like any withdrawal under the option it is treated as a withdrawal from the contract for income tax purposes see "Taxation of Partial and Full Withdrawals". If the investment in the contract has been fully recovered for tax purposes, then these withdrawals are generally included in the taxpayer's income.

TAXATION OF DEATH BENEFIT PROCEEDS

Death benefit payments are generally taxable to the recipient. Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or
(2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

MEDICARE TAX

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly, and $125,000 for married filing separately.) Please consult your tax adviser for more information.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

  .  where the taxpayer is 59 1/2 or older,

  .  where payment is made on account of the taxpayer's disability, or

  .  where payment is made by reason of the death of the owner, and

  .  in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.

For some types of qualified plans, other tax penalties may apply to certain distributions.

AGGREGATION OF CONTRACTS

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

ASSIGNMENT OR PLEDGES

Transfers, assignments and certain designations of annuitants can have tax consequences. A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax advisor about its potential tax effects.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

   (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such contract provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to qualified contracts, with the exception of contracts held as Section 403(b) Individual Retirement Annuities where the Contract Owner's surviving spouse may not assume the Contract as his or her own Contract.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date the legislation is passed). You should consult a tax advisor with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

  .  contributions in excess of specified limits;

  .  distributions prior to age 59 1/2 (subject to certain exceptions);

  .  distributions that do not conform to specified minimum distribution rules;
     and

  .  other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under the specific provisions of the Code governing the tax-qualified plan, so a contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax advisor regarding the suitability of the contract.

Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. Under certain limited circumstances IRS regulations permit partial withdrawals from your qualified retirement plan contract after annuity payments have begun after the required beginning date without violating of the RMD rules. We will notify any holder of a contract issued under a qualified plan who requests such a partial withdrawal of the effects of a withdrawal on the contract prior to processing the withdrawal.

For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant): (i) reaches age 70 1/2, or (ii) if later retires; and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. For IRAs described in
Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner reaches age
70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the owner's death.

To the extent the optional death benefit riders alter the timing or the amount of the payment of distributions under a qualified contract, the riders cannot be paid out in violation of the minimum distribution rules of the Code.

In accordance with recent changes in laws and regulations RMDs must be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the RMDs may be larger than if the calculation were based on the contract value alone. This may result in an earlier (but not before the required beginning date) distribution under the contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.

IRA ROLLOVERS. The Internal Revenue Service issued guidance effective on January 1, 2015 that limits the use of indirect rollovers for individual retirement accounts (IRA's). As of that date, IRA account holders will be limited to one indirect rollover for all IRA accounts in any twelve month period. The twelve month period is measured from the date of the last indirect rollover. An indirect rollover occurs when you take a distribution in cash from your IRA with the intention of transferring it to another IRA within the 60 day period allowed under the Code. This new guidance does not affect direct rollovers where an unlimited number of transfers from one IRA trustee directly to another IRA trustee may be made in a twelve month period. You should consult your tax advisor regarding rollovers of annuity contracts held in IRA's.

WITHHOLDING

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under
Section 457(b). Distributions which may not be rolled over are those which are:

  . one of a series of substantially equal annual (or more frequent) payments made:

    .   over the life or life expectancy of the employee,

    . over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

    .   for a specified period of ten years or more,

  .  a required minimum distribution,

  .  a hardship distribution, or

  .  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse, or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISOR

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. The benefits and features of this contract, when owned by employer provided welfare benefit arrangements or other types of special purpose entities, may impact any unique tax aspects such arrangements or entities may enjoy. Special rules may apply to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax advisor.

PERFORMANCE DATA

From time to time the variable annuity account may publish advertisements containing performance data relating to its sub-accounts. In the case of the government money market portfolio, the variable annuity account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other portfolios, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period when the portfolios first became available to the variable annuity account. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this Prospectus the quotations will be based on the assumption that the contract described herein was issued when the underlying portfolios first became available to the variable annuity account under other contracts issued by us. The government money market portfolio may also quote such average annual and cumulative total return figures. Performance figures used by the variable annuity account are based on historical information of the portfolios for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the variable annuity account will reflect charges made pursuant to the terms of the contracts offered by this Prospectus and charges of underlying funds. More detailed information on the computations is set forth in the Statement of Additional Information.

CYBERSECURITY

Our variable annuity product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the portfolios invest, which may cause the portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the portfolios or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from us at your request. The table of contents for that Statement of Additional Information is as follows:
       General Information and History
       Distribution of Contract
       Performance
       Independent Registered Public Accounting Firm
       Registration Statement
       Financial Statements

APPENDIX A -- CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

   The table below is designed to help you understand how the sub-account options have performed. It shows the value of a sub-account at the beginning and end of each period, as well as the number of sub-account units at the end of each period. A sub-account unit is also referred to as an ACCUMULATION UNIT. Each possible charge combination is reflected in the following tables. You should read the table in conjunction with the financial statements for the variable annuity account and the consolidated financial statements of Minnesota Life Insurance Company. The financial statements of the variable annuity account and the consolidated financial statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information.

                1.25% Variable Account Charge
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(Z)(AO)(AP):
                  2016.       $1.05       $1.07             --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(A)(AO)(AQ):
                  2016...     $0.59       $0.58         74,386
                AMERICAN CENTURY VP INCOME & GROWTH
                 SUB-ACCOUNT:
                  2016...     $1.31       $1.46         41,664
                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT(A):
                  2016...     $1.20       $1.23        108,813
                AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                  2016...     $0.95       $0.96          2,124
                AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                  2016...     $1.37       $1.36          3,225
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                 SUB-ACCOUNT(O):
                  2016...     $1.13       $1.14          2,445
                AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                  2016...     $1.47       $1.59         19,465
                AMERICAN FUNDS IS: GROWTH INCOME SUB-ACCOUNT(O):
                  2016...     $1.52       $1.67          1,048
                AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                  2016...     $0.99       $1.01             --
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                  2016...     $0.91       $0.94          1,763
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES SUB-ACCOUNT(O):
                  2016...     $1.06       $1.06         29,985
                CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                 SUB-ACCOUNT(AR):
                  2016...     $0.95       $0.99             --
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2016...     $1.18       $1.37        269,968
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2016...     $1.47       $1.63          7,626
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                  2016...     $1.19       $1.36             --
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                  2016...     $1.32       $1.70          3,320
                FRANKLIN SMALL-MID CAP GROWTH VIP
                 SUB-ACCOUNT(AD):
                  2016...     $1.47       $1.52         14,925
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(Z)(AN):
                  2016...     $0.99       $1.02             --




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(I)(T):
                  2016..     $1.05        $1.04          34,907
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(A)(L)(S)(V):
                  2016..     $1.34        $1.53           2,673
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                  2016..     $1.35        $1.56           9,368
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(F)(P)(X):
                  2016..     $1.16        $1.31           1,746
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                  2016..     $1.36        $1.61          43,380
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                  2016..     $1.32        $1.45           5,880
                IVY VIP ASSET STRATEGY SUB-ACCOUNT(B)(BA):
                  2016..     $1.33        $1.28          55,636
                IVY VIP BALANCED SUB-ACCOUNT(B)(BA):
                  2016..     $1.52        $1.53           4,260
                IVY VIP CORE EQUITY SUB-ACCOUNT(B)(BA):
                  2016..     $2.37        $1.68          21,966
                IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(AM)(BA):
                  2016..     $1.16        $1.11           9,171
                IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                  2016..     $1.90        $1.10         143,525
                IVY VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(B)(G)(BA):
                  2016..     $1.82        $1.06         199,134
                IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016..     $1.40        $1.56              --
                IVY VIP MID CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016..     $2.38        $1.82           4,408
                IVY VIP NATURAL RESOURCES SUB-ACCOUNT(B)(BA)(BC):
                  2016..     $0.48        $0.59          69,218
                IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AA)(BA):
                  2016..     $1.05        $1.06              --
                IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016..     $1.06        $1.07              --
                IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016..     $1.04        $1.04         217,016
                IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(B)(BA):
                  2016..     $3.22        $1.99           9,470
                IVY VIP SMALL CAP VALUE SUB-ACCOUNT(B)(BA)(BD):
                  2016..     $1.52        $1.94          78,795
                IVY VIP VALUE SUB-ACCOUNT(B)(BA):
                  2016..     $1.91        $1.56           7,484

                1.25% Variable Account Charge Continued
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2016.       $1.60       $1.65         31,370
                JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                  2016.       $0.98       $0.99          2,151
                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2016.       $1.69       $1.70         17,701
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                  2016.       $0.76       $0.70        359,830
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(A)(C):
                  2016.       $1.34       $1.57          5,254
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2016.       $1.40       $1.44          1,615
                MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(AR):
                  2016...     $0.97       $0.99         44,245
                MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(A)(H)(BE):
                  2016...     $0.63       $0.67         10,015
                MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AV):
                  2016...     $1.03       $1.13             --
                MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AW):
                  2016...     $1.12       $1.20        475,596
                MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AX):
                  2016...     $1.12       $1.16         50,957
                MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AY):
                  2016...     $1.08       $1.17             --
                MORNINGSTAR INCOME AND GROWTH ETF ASSET
                 ALLOCATION SUB-ACCOUNT(A)(AZ):
                  2016...     $1.11       $1.17             --
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT(A):
                  2016...     $1.37       $1.49            780
                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(AB):
                  2016...     $1.16       $1.11          9,851
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(A)(N)(U):
                  2016...     $1.45       $1.69             --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(Z):
                  2016...     $1.02       $1.08             --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                  2016...     $1.03       $1.03         41,207
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                  2016...     $1.13       $1.14        103,438
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                  2016...     $1.23       $1.38          3,580
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2016...     $1.24       $1.41          2,950
                PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                  2016...     $1.65       $1.67         17,740
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2016...     $0.87       $0.83             --
                PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(M):
                  2016...     $1.56       $1.66             --
                SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                  2016...     $1.21       $1.25        523,651




                           UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                           BEGINNING OF  AT END OF  OUTSTANDING AT
                              PERIOD       PERIOD    END OF PERIOD
                           ------------- ---------- ---------------
                SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                 SUB-ACCOUNT(Z)(AT):
                  2016..       $1.09       $1.17        205,349
                SFT ADVANTUS GOVERNMENT MONEY MARKET
                 SUB-ACCOUNT(Q)(AU):
                  2016..       $0.93       $0.92         91,417
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                  2016..       $1.61       $1.91        188,817
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                  2016..       $1.46       $1.61             --
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                  2016..       $1.47       $1.50        121,468
                SFT ADVANTUS MANAGED VOLATILITY EQUITY
                 SUB-ACCOUNT(AS):
                  2016..       $1.00       $1.03             --
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                  2016..       $1.06       $1.06        158,381
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(Q):
                  2016....     $1.51       $1.55         85,978
                SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                  2016....     $1.74       $1.73        261,571
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                  2016....     $1.33       $1.59         22,725
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                  2016....     $1.48       $1.54          3,438
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                  2016....     $1.44       $1.57        268,604
                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                  2016....     $0.69       $0.80         31,278
                TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                  2016....     $1.04       $1.10          1,755
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                  2016....     $0.97       $1.01             --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                  2016....     $1.04       $1.09             --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(R):
                  2016....     $1.06       $1.12             --





                1.40% Variable Account Charge
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(Z)(AO)(AP):
                  2016.       $1.05       $1.07            --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(A)(AO)(AQ):
                  2016...     $0.58       $0.57            --
                AMERICAN CENTURY VP INCOME & GROWTH
                 SUB-ACCOUNT:
                  2016...     $1.29       $1.44            --
                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT(A):
                  2016...     $1.18       $1.22        52,746
                AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                  2016...     $0.94       $0.96            --
                AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                  2016...     $1.36       $1.35         7,329

                1.40% Variable Account Charge Continued
                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                 SUB-ACCOUNT(O):
                  2016.      $1.12       $1.13            --
                AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                  2016.      $1.46       $1.57            --
                AMERICAN FUNDS IS: GROWTH INCOME SUB-ACCOUNT(O):
                  2016.      $1.51       $1.66            --
                AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                  2016.      $0.98       $1.00            --
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                  2016.      $0.90       $0.94            --
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES SUB-ACCOUNT(O):
                  2016.      $1.05       $1.05            --
                CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                 SUB-ACCOUNT(AR):
                  2016.      $0.95       $0.99            --
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2016..     $1.17       $1.36        46,921
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2016..     $1.46       $1.61            --
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                  2016..     $1.18       $1.35            --
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                  2016..     $1.30       $1.68            --
                FRANKLIN SMALL-MID CAP GROWTH VIP
                 SUB-ACCOUNT(AD):
                  2016..     $1.46       $1.50            --
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(Z)(AN):
                  2016..     $0.99       $1.02            --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(I)(T):
                  2016..     $1.04       $1.03        19,737
                INVESCO V.I. AMERICAN VALUE
                 SUB-ACCOUNT(A)(L)(S)(V):
                  2016..     $1.32       $1.50            --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                  2016..     $1.33       $1.54        11,921
                INVESCO V.I. EQUITY AND INCOME
                 SUB-ACCOUNT(F)(P)(X):
                  2016..     $1.14       $1.29            --
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                  2016..     $1.34       $1.58            --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                  2016..     $1.30       $1.43         4,015
                IVY VIP ASSET STRATEGY SUB-ACCOUNT(B)(BA):
                  2016..     $1.31       $1.26         3,283
                IVY VIP BALANCED SUB-ACCOUNT(B)(BA):
                  2016..     $1.50       $1.51            --
                IVY VIP CORE EQUITY SUB-ACCOUNT(B)(BA):
                  2016..     $2.33       $1.66         6,212
                IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(AM)(BA):
                  2016..     $1.15       $1.10        11,488
                IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                  2016..     $0.96       $1.10        67,656
                IVY VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(B)(G)(BA):
                  2016..     $1.05       $1.04        60,519
                IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016..     $1.38       $1.54            --




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                IVY VIP MID CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016.      $2.34       $1.79         2,140
                IVY VIP NATURAL RESOURCES SUB-ACCOUNT(B)(BA)(BC):
                  2016..     $0.89       $0.58         3,866
                IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AA)(BA):
                  2016..     $1.05       $1.06            --
                IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016..     $1.06       $1.07            --
                IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016..     $1.03       $1.03            --
                IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(B)(BA):
                  2016..     $1.96       $1.96            --
                IVY VIP SMALL CAP VALUE SUB-ACCOUNT(B)(BA)(BD):
                  2016..     $1.50       $1.91        17,362
                IVY VIP VALUE SUB-ACCOUNT(B)(BA):
                  2016..     $1.41       $1.54         9,897
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2016..     $1.58       $1.62        16,566
                JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                  2016..     $0.98       $0.99            --
                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2016..     $1.66       $1.67         6,538
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                  2016..     $0.75       $0.69        82,920
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(A)(C):
                  2016..     $1.32       $1.55           960
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2016..     $1.38       $1.42            --
                MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(AR):
                  2016..     $0.97       $0.99            --
                MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(A)(H)(BE):
                  2016..     $0.63       $0.66         4,728
                MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                 ALLOCATION SUB-ACCOUNT(A)(AV):
                  2016..     $1.01       $1.11            --
                MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AW):
                  2016..     $1.11       $1.18            --
                MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AX):
                  2016..     $1.10       $1.14            --
                MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AY):
                  2016..     $1.07       $1.15        60,346
                MORNINGSTAR INCOME AND GROWTH ETF ASSET
                 ALLOCATION SUB-ACCOUNT(A)(AZ):
                  2016..     $1.10       $1.15         7,247
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT(A):
                  2016..     $1.36       $1.47            --
                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(AB):
                  2016..     $1.14       $1.10         9,137
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(A)(N)(U):
                  2016..     $1.43       $1.66            --

                1.40% Variable Account Charge Continued
                           UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                           BEGINNING OF  AT END OF  OUTSTANDING AT
                              PERIOD       PERIOD    END OF PERIOD
                           ------------- ---------- ---------------
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(Z):
                  2016..       $1.01       $1.07             --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                  2016..       $1.02       $1.02         38,810
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                  2016..       $1.12       $1.13         45,069
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                  2016..       $1.21       $1.36             --
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2016..       $1.23       $1.39             --
                PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                  2016..       $1.63       $1.65             --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2016..       $0.86       $0.82             --
                PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(M):
                  2016..       $1.54       $1.63             --
                SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                  2016..       $1.19       $1.23        159,335
                SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                 SUB-ACCOUNT(Z)(AT):
                  2016..       $1.08       $1.16             --
                SFT ADVANTUS GOVERNMENT MONEY MARKET
                 SUB-ACCOUNT(Q)(AU):
                  2016..       $0.92       $0.91         32,424
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                  2016..       $1.59       $1.89         45,408
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                  2016..       $1.44       $1.59             --
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                  2016..       $1.46       $1.48         37,011
                SFT ADVANTUS MANAGED VOLATILITY EQUITY
                 SUB-ACCOUNT(AS):
                  2016..       $1.00       $1.03             --
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                  2016..       $1.05       $1.05         39,446
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(Q):
                  2016....     $1.49       $1.53         18,542
                SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                  2016....     $1.72       $1.71         63,223
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                  2016....     $1.31       $1.56          4,764
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                  2016....     $1.47       $1.52          2,824
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                  2016....     $1.42       $1.55         87,257
                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                  2016....     $0.68       $0.79          5,676
                TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                  2016....     $1.04       $1.09             --
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                  2016....     $0.97       $1.01             --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                  2016....     $1.04       $1.08             --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(R):
                  2016....     $1.06       $1.11             --







                1.50% Variable Account Charge
                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(Z)(AO)(AP):
                  2016..     $1.04        $1.06              --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(A)(AO)(AQ):
                  2016..     $0.58        $0.57              --
                AMERICAN CENTURY VP INCOME & GROWTH
                 SUB-ACCOUNT:
                  2016..     $2.08        $2.32              --
                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT(A):
                  2016..     $1.17        $1.20           9,036
                AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                  2016..     $0.94        $0.95         503,664
                AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                  2016..     $1.35        $1.34              --
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                 SUB-ACCOUNT(O):
                  2016..     $1.12        $1.12         122,438
                AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                  2016..     $1.45        $1.57             952
                AMERICAN FUNDS IS: GROWTH INCOME SUB-ACCOUNT(O):
                  2016..     $1.50        $1.65              --
                AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                  2016..     $0.98        $1.00           3,325
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                  2016..     $0.90        $0.93         128,414
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES SUB-ACCOUNT(O):
                  2016..     $1.05        $1.04              --
                CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                 SUB-ACCOUNT(AR):
                  2016..     $0.95        $0.99              --
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2016..     $2.00        $2.32          88,019
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2016..     $3.48        $3.84           1,561
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                  2016..     $1.99        $2.27           4,622
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                  2016..     $1.29        $1.66           2,582
                FRANKLIN SMALL-MID CAP GROWTH VIP
                 SUB-ACCOUNT(AD):
                  2016..     $2.49        $2.56              --
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(Z)(AN):
                  2016..     $0.99        $1.01              --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(I)(T):
                  2016..     $1.03        $1.03              --
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(A)(L)(S)(V):
                  2016..     $1.31        $1.49              --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                  2016..     $2.23        $2.57           6,571
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(F)(P)(X):
                  2016..     $1.53        $1.74              --
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                  2016..     $2.31        $2.72              --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                  2016..     $1.29        $1.42           3,689
                IVY VIP ASSET STRATEGY SUB-ACCOUNT(B)(BA):
                  2016..     $2.61        $2.50           8,417

                1.50% Variable Account Charge Continued
                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                IVY VIP BALANCED SUB-ACCOUNT(B)(BA):
                  2016.      $1.96       $2.07          9,657
                IVY VIP CORE EQUITY SUB-ACCOUNT(B)(BA):
                  2016.      $2.31       $2.53             --
                IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(AM)(BA):
                  2016.      $2.10       $2.01             --
                IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                  2016.      $0.95       $1.09         48,399
                IVY VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(B)(G)(BA):
                  2016.      $1.77       $2.54         67,993
                IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016.      $2.96       $3.30             --
                IVY VIP MID CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016.      $2.32       $2.42             --
                IVY VIP NATURAL RESOURCES SUB-ACCOUNT(B)(BA)(BC):
                  2016..     $0.88       $1.08          2,446
                IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AA)(BA):
                  2016..     $1.05       $1.05             --
                IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016..     $1.05       $1.06             --
                IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016..     $1.03       $1.03             --
                IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(B)(BA):
                  2016..     $3.39       $3.39          1,704
                IVY VIP SMALL CAP VALUE SUB-ACCOUNT(B)(BA)(BD):
                  2016..     $1.87       $3.52         23,122
                IVY VIP VALUE SUB-ACCOUNT(B)(BA):
                  2016..     $2.07       $2.27             --
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2016..     $2.21       $2.27             --
                JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                  2016..     $0.98       $0.98        370,940
                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2016..     $3.06       $3.07            486
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                  2016..     $2.50       $2.29         32,968
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(A)(C):
                  2016..     $1.31       $1.53          2,603
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2016..     $2.10       $2.17             --
                MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(AR):
                  2016..     $0.96       $0.99        331,241
                MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(A)(H)(BE):
                  2016..     $0.62       $0.65          3,738
                MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AV):
                  2016..     $1.01       $1.10             --
                MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AW):
                  2016..     $1.10       $1.17             --
                MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AX):
                  2016..     $1.10       $1.13             --




                           UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                           BEGINNING OF  AT END OF  OUTSTANDING AT
                              PERIOD       PERIOD    END OF PERIOD
                           ------------- ---------- ---------------
                MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AY):
                  2016..       $1.06       $1.14         60,040
                MORNINGSTAR INCOME AND GROWTH ETF ASSET
                 ALLOCATION SUB-ACCOUNT(A)(AZ):
                  2016..       $1.09       $1.14          2,596
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT(A):
                  2016..       $1.35       $1.45             --
                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(AB):
                  2016..       $2.97       $2.85          2,237
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(A)(N)(U):
                  2016..       $1.42       $1.65        116,575
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(Z):
                  2016..       $1.01       $1.07             --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                  2016..       $1.01       $1.01             --
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                  2016..       $1.11       $1.12          9,243
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                  2016..       $2.05       $2.30             --
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2016..       $1.88       $2.13             --
                PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                  2016..       $2.10       $2.12             --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2016..       $1.78       $1.71             --
                PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(M):
                  2016..       $2.37       $2.52          2,074
                SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                  2016..       $1.31       $1.34        442,809
                SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                 SUB-ACCOUNT(Z)(AT):
                  2016..       $1.08       $1.16             --
                SFT ADVANTUS GOVERNMENT MONEY MARKET
                 SUB-ACCOUNT(Q)(AU):
                  2016..       $0.96       $0.94         30,220
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                  2016..       $2.94       $3.48         31,442
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                  2016..       $2.25       $2.47        200,794
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                  2016..       $1.43       $1.45         20,690
                SFT ADVANTUS MANAGED VOLATILITY EQUITY
                 SUB-ACCOUNT(AS):
                  2016..       $1.00       $1.03             --
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                  2016..       $1.17       $1.17         21,026
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(Q):
                  2016....     $3.20       $3.29         76,266
                SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                  2016....     $2.31       $2.30        113,125
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                  2016....     $1.93       $2.30         13,988
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                  2016....     $2.78       $2.88         13,817
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                  2016....     $2.49       $2.72         42,113

                1.50% Variable Account Charge Continued
                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                  2016..     $2.11       $2.44        26,315
                TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                  2016..     $1.03       $1.08            --
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                  2016..     $0.97       $1.01            --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                  2016..     $1.04       $1.08            --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(R):
                  2016..     $1.05       $1.10            --





                1.60% Variable Account Charge
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(Z)(AO)(AP):
                  2016.       $1.04       $1.06         60,206
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(A)(AO)(AQ):
                  2016...     $0.57       $0.56             --
                AMERICAN CENTURY VP INCOME & GROWTH
                 SUB-ACCOUNT:
                  2016...     $1.78       $1.99             --
                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT(A):
                  2016...     $1.16       $1.19        545,590
                AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                  2016...     $0.94       $0.95        461,521
                AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                  2016...     $1.34       $1.33        312,956
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                 SUB-ACCOUNT(O):
                  2016...     $1.11       $1.12        439,977
                AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                  2016...     $1.44       $1.56        408,193
                AMERICAN FUNDS IS: GROWTH INCOME SUB-ACCOUNT(O):
                  2016...     $1.49       $1.64        471,407
                AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                  2016...     $0.97       $0.99        221,240
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                  2016...     $0.89       $0.92        313,171
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES SUB-ACCOUNT(O):
                  2016...     $1.04       $1.04        177,687
                CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                 SUB-ACCOUNT(AR):
                  2016...     $0.95       $0.99        219,427
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2016...     $1.71       $1.98        325,372
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2016...     $2.71       $2.99        116,026
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                  2016...     $1.77       $2.02             --
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                  2016...     $1.28       $1.64        784,429
                FRANKLIN SMALL-MID CAP GROWTH VIP
                 SUB-ACCOUNT(AD):
                  2016...     $1.98       $2.03             --




                1.60% Variable Account Charge
                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(Z)(AN):
                  2016..     $0.98        $1.01          68,027
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(I)(T):
                  2016..     $1.03        $1.02         242,461
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(A)(L)(S)(V):
                  2016..     $1.30        $1.48         457,783
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                  2016..     $1.90        $2.18         521,126
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(F)(P)(X):
                  2016..     $1.41        $1.59          68,856
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                  2016..     $2.00        $2.35              --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                  2016..     $1.28        $1.41         188,281
                IVY VIP ASSET STRATEGY SUB-ACCOUNT(B)(BA):
                  2016..     $2.50        $2.47         144,657
                IVY VIP BALANCED SUB-ACCOUNT(B)(BA):
                  2016..     $1.93        $2.02         172,331
                IVY VIP CORE EQUITY SUB-ACCOUNT(B)(BA):
                  2016..     $2.43        $2.48         427,758
                IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(AM)(BA):
                  2016..     $1.99        $1.89         429,772
                IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                  2016..     $0.95        $1.09         619,179
                IVY VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(B)(G)(BA):
                  2016..     $1.93        $1.92         273,147
                IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016..     $2.04        $2.34          43,515
                IVY VIP MID CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016..     $2.29        $2.40         328,270
                IVY VIP NATURAL RESOURCES SUB-ACCOUNT(B)(BA)(BC):
                  2016..     $0.87        $1.06         425,656
                IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AA)(BA):
                  2016..     $1.05        $1.05         146,478
                IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016..     $1.05        $1.06         203,695
                IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016..     $1.03        $1.03          60,329
                IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(B)(BA):
                  2016..     $3.09        $3.25         257,586
                IVY VIP SMALL CAP VALUE SUB-ACCOUNT(B)(BA)(BD):
                  2016..     $2.07        $2.63         158,602
                IVY VIP VALUE SUB-ACCOUNT(B)(BA):
                  2016..     $2.00        $2.19         486,076
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2016..     $2.07        $2.13          96,795
                JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                  2016..     $0.98        $0.98         262,893
                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2016..     $2.70        $2.71         115,939
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                  2016..     $1.91        $1.76          94,439
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(A)(C):
                  2016..     $1.30        $1.52         257,789

                1.60% Variable Account Charge Continued
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2016.       $1.71       $1.76              --
                MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(AR):
                  2016...     $0.96       $0.99         610,241
                MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(A)(H)(BE):
                  2016...     $0.62       $0.65       1,061,016
                MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AV):
                  2016...     $1.00       $1.09         272,096
                MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AW):
                  2016...     $1.09       $1.16         370,398
                MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AX):
                  2016...     $1.09       $1.12         777,984
                MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AY):
                  2016...     $1.05       $1.13         680,271
                MORNINGSTAR INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AZ):
                  2016...     $1.08       $1.13         244,296
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT(A):
                  2016...     $1.34       $1.44          88,248
                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(AB):
                  2016...     $2.13       $2.04         597,496
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(A)(N)(U):
                  2016...     $1.41       $1.63              --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(Z):
                  2016...     $1.01       $1.07          62,683
                PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                  2016...     $1.01       $1.01         524,262
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                  2016...     $1.10       $1.11       1,063,840
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                  2016...     $1.72       $1.92              --
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2016...     $1.63       $1.84         116,245
                PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                  2016...     $1.82       $1.83          18,980
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2016...     $1.49       $1.43           7,019
                PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(M):
                  2016...     $1.97       $2.09              --
                SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                  2016...     $1.29       $1.33         828,227
                SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                 SUB-ACCOUNT(Z)(AT):
                  2016...     $1.08       $1.15         531,022
                SFT ADVANTUS GOVERNMENT MONEY MARKET
                 SUB-ACCOUNT(Q)(AU):
                  2016...     $0.95       $0.94         113,346
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                  2016...     $2.38       $2.81         160,609
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                  2016...     $1.96       $2.15         616,116




                           UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                           BEGINNING OF  AT END OF  OUTSTANDING AT
                              PERIOD       PERIOD    END OF PERIOD
                           ------------- ---------- ---------------
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                  2016..       $1.42       $1.44        527,861
                SFT ADVANTUS MANAGED VOLATILITY EQUITY
                 SUB-ACCOUNT(AS):
                  2016..       $1.00       $1.02         55,033
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                  2016..       $1.15       $1.15        439,287
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(Q):
                  2016....     $2.57       $2.64        458,240
                SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                  2016....     $2.25       $2.23        460,667
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                  2016....     $1.88       $2.24        198,600
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                  2016....     $2.34       $2.42         76,778
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                  2016....     $2.20       $2.39        636,636
                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                  2016....     $1.59       $1.83         85,068
                TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                  2016....     $1.03       $1.08        114,180
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                  2016....     $0.97       $1.00         36,891
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                  2016....     $1.03       $1.07         90,530
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(R):
                  2016....     $1.05       $1.10         78,768





                1.65% Variable Account Charge
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(Z)(AO)(AP):
                  2016.       $1.04       $1.06         166,485
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(A)(AO)(AQ):
                  2016...     $0.57       $0.56          69,340
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2016...     $2.04       $2.27         185,589
                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT(A):
                  2016...     $1.16       $1.19       1,066,489
                AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                  2016...     $0.93       $0.94          47,667
                AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                  2016...     $1.34       $1.33         406,746
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                 SUB-ACCOUNT(O):
                  2016...     $1.11       $1.11          34,467
                AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                  2016...     $1.44       $1.55          31,063
                AMERICAN FUNDS IS: GROWTH INCOME SUB-ACCOUNT(O):
                  2016...     $1.49       $1.64         172,269
                AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                  2016...     $0.97       $0.99         125,554
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                  2016...     $0.89       $0.92         391,810

                1.65% Variable Account Charge Continued
                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES SUB-ACCOUNT(O):
                  2016..     $1.04        $1.03          154,795
                CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                 SUB-ACCOUNT(AR):
                  2016..     $0.95        $0.99               --
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2016..     $1.96        $2.27          242,106
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2016..     $3.42        $3.76           52,786
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                  2016..     $1.95        $2.23           26,781
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                  2016..     $1.28        $1.64          201,493
                FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(AD):
                  2016..     $2.45        $2.51           20,688
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(Z)(AN):
                  2016..     $0.98        $1.01           70,764
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(I)(T):
                  2016..     $1.02        $1.02        1,131,550
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(A)(L)(S)(V):
                  2016..     $1.30        $1.47           64,744
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                  2016..     $2.19        $2.52          192,313
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(F)(P)(X):
                  2016..     $1.51        $1.70               --
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                  2016..     $2.27        $2.67           13,504
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                  2016..     $1.27        $1.40          278,692
                IVY VIP ASSET STRATEGY SUB-ACCOUNT(B)(BA):
                  2016..     $2.49        $2.45        1,598,966
                IVY VIP BALANCED SUB-ACCOUNT(B)(BA):
                  2016..     $2.02        $2.03          193,816
                IVY VIP CORE EQUITY SUB-ACCOUNT(B)(BA):
                  2016..     $2.43        $2.48          491,854
                IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(AM)(BA):
                  2016..     $1.82        $1.97          292,854
                IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                  2016..     $1.81        $1.09        1,001,231
                IVY VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(B)(G)(BA):
                  2016..     $2.50        $2.49          565,606
                IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016..     $2.03        $3.24           58,698
                IVY VIP MID CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016..     $2.28        $2.38          192,742
                IVY VIP NATURAL RESOURCES SUB-ACCOUNT(B)(BA)(BC):
                  2016..     $0.87        $1.06          658,076
                IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AA)(BA):
                  2016..     $1.05        $1.05          262,796
                IVY VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016..     $1.05        $1.06           49,843
                IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016..     $1.03        $1.02          309,567




                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(B)(BA):
                  2016...     $3.07       $3.32         216,284
                IVY VIP SMALL CAP VALUE SUB-ACCOUNT(B)(BA)(BD):
                  2016...     $1.84       $3.45         185,165
                IVY VIP VALUE SUB-ACCOUNT(B)(BA):
                  2016...     $1.82       $2.22         556,140
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2016...     $2.17       $2.22         368,105
                JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                  2016...     $0.98       $0.98          48,691
                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2016...     $3.00       $3.01          84,459
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                  2016...     $2.45       $2.25         297,447
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(A)(C):
                  2016...     $1.29       $1.51         302,921
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2016...     $2.06       $2.12              --
                MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(AR):
                  2016...     $0.96       $0.98          41,528
                MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(A)(H)(BE):
                  2016...     $0.61       $0.64       1,281,897
                MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AV):
                  2016...     $0.99       $1.09         187,468
                MORNINGSTAR BALANCED ETF ASSET ALLOCATION SUB-
                 ACCOUNT(A)(AW):
                  2016...     $1.08       $1.16       1,445,521
                MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AX):
                  2016...     $1.08       $1.11         827,490
                MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AY):
                  2016...     $1.04       $1.13          19,469
                MORNINGSTAR INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AZ):
                  2016...     $1.08       $1.13         724,728
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT(A):
                  2016...     $1.33       $1.43          29,607
                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(AB):
                  2016...     $2.91       $2.79         124,171
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(A)(N)(U):
                  2016...     $1.40       $1.63          57,860
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(Z):
                  2016...     $1.01       $1.07          75,669
                PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                  2016...     $1.01       $1.00       2,937,835
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                  2016...     $1.10       $1.11       3,968,682
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                  2016...     $2.01       $2.25          11,752
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2016...     $1.84       $2.09          25,364
                PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                  2016...     $2.06       $2.08          25,325

                1.65% Variable Account Charge Continued
                           UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                           BEGINNING OF  AT END OF  OUTSTANDING AT
                              PERIOD       PERIOD    END OF PERIOD
                           ------------- ---------- ---------------
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2016..       $1.74       $1.67          17,920
                PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(M):
                  2016..       $2.33       $2.47           3,167
                SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                  2016..       $1.28       $1.32       2,060,807
                SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                 SUB-ACCOUNT(Z)(AT):
                  2016..       $1.07       $1.15         511,208
                SFT ADVANTUS GOVERNMENT MONEY MARKET
                 SUB-ACCOUNT(Q)(AU):
                  2016..       $0.94       $0.92         457,656
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                  2016..       $2.88       $3.41         373,667
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                  2016..       $2.21       $2.42         206,244
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                  2016..       $1.41       $1.43       1,116,644
                SFT ADVANTUS MANAGED VOLATILITY EQUITY
                 SUB-ACCOUNT(AS):
                  2016..       $1.00       $1.02         166,291
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                  2016..       $1.15       $1.14         387,901
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(Q):
                  2016....     $3.14       $3.23         214,007
                SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                  2016....     $2.27       $2.25       1,062,655
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                  2016....     $1.89       $2.26         215,857
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                  2016....     $2.73       $2.82         167,572
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                  2016....     $2.44       $2.66         999,344
                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                  2016....     $2.07       $2.39          36,546
                TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                  2016....     $1.03       $1.07         724,038
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                  2016....     $0.97       $1.00          41,149
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                  2016....     $1.03       $1.07       1,004,092
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(R):
                  2016....     $1.05       $1.09         169,972





                1.75% Variable Account Charge
                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(Z)(AO)(AP):
                  2016.     $1.04       $1.05          --
                AB VPS INTERNATIONAL VALUE
                 SUB-ACCOUNT(A)(AO)(AQ):
                  2016.     $0.57       $0.55          --
                AMERICAN CENTURY VP INCOME & GROWTH
                 SUB-ACCOUNT:
                  2016.     $2.02       $2.24          --
                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT(A):
                  2016.     $1.15       $1.18          --




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                  2016.      $0.93       $0.94            --
                AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                  2016.      $1.33       $1.32            --
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                 SUB-ACCOUNT(O):
                  2016.      $1.10       $1.11            --
                AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                  2016.      $1.43       $1.54            --
                AMERICAN FUNDS IS: GROWTH INCOME SUB-ACCOUNT(O):
                  2016.      $1.48       $1.63            --
                AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                  2016.      $0.97       $0.98            --
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                  2016.      $0.89       $0.92            --
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES SUB-ACCOUNT(O):
                  2016.      $1.03       $1.03            --
                CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                 SUB-ACCOUNT(AR):
                  2016.      $0.95       $0.99            --
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2016..     $1.94       $2.24        26,740
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2016..     $3.38       $3.71            --
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                  2016..     $1.92       $2.20            --
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                  2016..     $1.27       $1.62            --
                FRANKLIN SMALL-MID CAP GROWTH VIP
                 SUB-ACCOUNT(AD):
                  2016..     $2.42       $2.47            --
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(Z)(AN):
                  2016..     $0.98       $1.01            --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(I)(T):
                  2016..     $1.02       $1.01            --
                INVESCO V.I. AMERICAN VALUE
                 SUB-ACCOUNT(A)(L)(S)(V):
                  2016..     $1.29       $1.46            --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                  2016..     $2.16       $2.49            --
                INVESCO V.I. EQUITY AND INCOME
                 SUB-ACCOUNT(F)(P)(X):
                  2016..     $1.49       $1.68            --
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                  2016..     $2.24       $2.63            --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                  2016..     $1.26       $1.39            --
                IVY VIP ASSET STRATEGY SUB-ACCOUNT(B)(BA):
                  2016..     $2.53       $2.42            --
                IVY VIP BALANCED SUB-ACCOUNT(B)(BA):
                  2016..     $2.00       $2.00            --
                IVY VIP CORE EQUITY SUB-ACCOUNT(B)(BA):
                  2016..     $2.24       $2.45            --
                IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(AM)(BA):
                  2016..     $2.04       $1.94            --
                IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                  2016..     $1.79       $1.08        33,402

                1.75% Variable Account Charge Continued
                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                IVY VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(B)(G)(BA):
                  2016.      $2.47       $2.45        23,675
                IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016.      $2.01       $3.19            --
                IVY VIP MID CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016.      $2.26       $2.35            --
                IVY VIP NATURAL RESOURCES SUB-ACCOUNT(B)(BA)(BC):
                  2016..     $0.86       $1.04            --
                IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AA)(BA):
                  2016..     $1.04       $1.04            --
                IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016..     $1.05       $1.05            --
                IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016..     $1.03       $1.02            --
                IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(B)(BA):
                  2016..     $3.04       $3.28           746
                IVY VIP SMALL CAP VALUE SUB-ACCOUNT(B)(BA)(BD):
                  2016..     $1.82       $3.40         9,276
                IVY VIP VALUE SUB-ACCOUNT(B)(BA):
                  2016..     $1.80       $2.19            --
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2016..     $2.14       $2.19            --
                JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                  2016..     $0.98       $0.98            --
                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2016..     $2.96       $2.97            --
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                  2016..     $2.42       $2.22         8,226
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(A)(C):
                  2016..     $1.28       $1.50            --
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2016..     $2.04       $2.10            --
                MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(AR):
                  2016..     $0.96       $0.98            --
                MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(A)(H)(BE):
                  2016..     $0.61       $0.64            --
                MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                 ALLOCATION SUB-ACCOUNT(A)(AV):
                  2016..     $0.99       $1.08            --
                MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AW):
                  2016..     $1.07       $1.15            --
                MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AX):
                  2016..     $1.07       $1.10            --
                MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AY):
                  2016..     $1.03       $1.12            --
                MORNINGSTAR INCOME AND GROWTH ETF ASSET
                 ALLOCATION SUB-ACCOUNT(A)(AZ):
                  2016..     $1.07       $1.12            --
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT(A):
                  2016..     $1.32       $1.42            --




                           UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                           BEGINNING OF  AT END OF  OUTSTANDING AT
                              PERIOD       PERIOD    END OF PERIOD
                           ------------- ---------- ---------------
                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(AB):
                  2016..       $2.88       $2.75            --
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(A)(N)(U):
                  2016..       $1.39       $1.61            --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(Z):
                  2016..       $1.00       $1.06            --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                  2016..       $1.00       $1.00            --
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                  2016..       $1.09       $1.10            --
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                  2016..       $1.99       $2.22            --
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2016..       $1.82       $2.06            --
                PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                  2016..       $2.03       $2.05            --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2016..       $1.72       $1.65         1,434
                PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(M):
                  2016..       $2.30       $2.43            --
                SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                  2016..       $1.26       $1.30        63,355
                SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                 SUB-ACCOUNT(Z)(AT):
                  2016..       $1.07       $1.15            --
                SFT ADVANTUS GOVERNMENT MONEY MARKET
                 SUB-ACCOUNT(Q)(AU):
                  2016..       $0.93       $0.91        17,366
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                  2016..       $2.85       $3.36        13,316
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                  2016..       $2.18       $2.39            --
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                  2016..       $1.39       $1.41         1,575
                SFT ADVANTUS MANAGED VOLATILITY EQUITY
                 SUB-ACCOUNT(AS):
                  2016..       $1.00       $1.02            --
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                  2016..       $1.13       $1.13            --
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(Q):
                  2016....     $3.10       $3.18         5,844
                SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                  2016....     $2.24       $2.22        47,968
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                  2016....     $1.87       $2.23         1,063
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                  2016....     $2.70       $2.78           861
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                  2016....     $2.41       $2.62        17,772
                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                  2016....     $2.05       $2.36         9,045
                TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                  2016....     $1.02       $1.07            --
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                  2016....     $0.96       $1.00            --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                  2016....     $1.03       $1.06            --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(R):
                  2016....     $1.04       $1.09            --

                1.85% Variable Account Charge
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(Z)(AO)(AP):
                  2016.       $1.03       $1.05      16,073,428
                  2015.       $1.07       $1.03      14,761,577
                  2014.       $1.04       $1.07      10,057,358
                  2013.       $1.00       $1.04       3,821,950
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(A)(AO)(AQ):
                  2016...     $0.56       $0.55         222,109
                  2015...     $0.56       $0.56         319,331
                  2014...     $0.61       $0.56         208,929
                  2013...     $0.51       $0.61         251,349
                  2012...     $0.45       $0.51         219,510
                  2011...     $0.57       $0.45         179,319
                  2010...     $0.56       $0.57         147,008
                  2009...     $0.42       $0.56         117,988
                  2008...     $0.92       $0.42          80,478
                  2007...     $1.00       $0.92           1,142
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2016...     $1.99       $2.21         498,377
                  2015...     $2.16       $1.99         201,784
                  2014...     $1.96       $2.16         137,242
                  2013...     $1.47       $1.96         189,375
                  2012...     $1.31       $1.47         157,283
                  2011...     $1.30       $1.31         113,199
                  2010...     $1.16       $1.30          82,544
                  2009...     $1.00       $1.16          49,840
                  2008...     $1.57       $1.00          56,418
                  2007...     $1.60       $1.57          53,841
                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT(A):
                  2016...     $1.14       $1.17       9,473,443
                  2015...     $1.19       $1.14       9,837,446
                  2014...     $1.17       $1.19      10,131,207
                  2013...     $1.30       $1.17       9,316,951
                  2012...     $1.24       $1.30       5,167,206
                  2011...     $1.13       $1.24       3,002,099
                  2010...     $1.09       $1.13       1,932,423
                  2009...     $1.01       $1.09         870,460
                  2008...     $1.05       $1.01         326,363
                  2007...     $1.00       $1.05              --
                AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                  2016...     $0.92       $0.93       1,190,577
                  2015...     $0.98       $0.92         626,469
                  2014...     $0.99       $0.98         406,264
                  2013...     $1.03       $0.99         274,632
                  2012...     $0.99       $1.03         302,345
                  2011...     $1.00       $0.99         178,097
                AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                  2016...     $1.33       $1.31       1,003,635
                  2015...     $1.27       $1.33         848,857
                  2014...     $1.26       $1.27         806,783
                  2013...     $0.99       $1.26         625,621
                  2012...     $0.83       $0.99         304,429
                  2011...     $1.00       $0.83          98,295
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                 SUB-ACCOUNT(O):
                  2016...     $1.10       $1.10       1,119,097
                  2015...     $1.12       $1.10       1,023,158
                  2014...     $1.11       $1.12         692,573
                  2013...     $0.88       $1.11         644,734
                  2012...     $0.76       $0.88         169,028
                  2011...     $1.00       $0.76          77,031




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                  2016.      $1.43       $1.53       8,071,648
                  2015.      $1.36       $1.43       5,998,631
                  2014.      $1.28       $1.36       3,899,600
                  2013.      $1.00       $1.28       4,214,140
                  2012.      $0.86       $1.00         397,679
                  2011.      $1.00       $0.86         283,827
                AMERICAN FUNDS IS: GROWTH INCOME SUB-ACCOUNT(O):
                  2016.      $1.48       $1.62       5,946,606
                  2015.      $1.48       $1.48       3,598,058
                  2014.      $1.37       $1.48       1,843,355
                  2013.      $1.04       $1.37       1,497,908
                  2012.      $0.90       $1.04         425,987
                  2011.      $1.00       $0.90         189,146
                AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                  2016.      $0.96       $0.98       1,908,550
                  2015.      $1.03       $0.96       2,058,703
                  2014.      $1.07       $1.03       1,991,917
                  2013.      $0.90       $1.07       1,408,465
                  2012.      $0.78       $0.90         203,619
                  2011.      $1.00       $0.78         145,867
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                  2016.      $0.88       $0.91       1,903,135
                  2015.      $0.93       $0.88       1,159,826
                  2014.      $1.03       $0.93       1,081,397
                  2013.      $0.94       $1.03         809,636
                  2012.      $0.81       $0.94         383,451
                  2011.      $1.00       $0.81         109,806
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES SUB-ACCOUNT(O):
                  2016.      $1.03       $1.02       2,620,622
                  2015.      $1.03       $1.03       1,350,686
                  2014.      $1.00       $1.03       1,094,540
                  2013.      $1.05       $1.00         956,258
                  2012.      $1.05       $1.05         345,985
                  2011.      $1.00       $1.05         148,655
                CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                 SUB-ACCOUNT(AR):
                  2016.      $0.95       $0.98         222,018
                  2015.      $1.00       $0.95         138,774
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2016..     $1.91       $2.21       5,310,108
                  2015..     $2.04       $1.91       2,742,695
                  2014..     $1.91       $2.04       3,053,564
                  2013..     $1.52       $1.91       3,166,980
                  2012..     $1.33       $1.52       2,425,377
                  2011..     $1.34       $1.33       2,727,833
                  2010..     $1.19       $1.34       3,203,610
                  2009..     $0.93       $1.19       3,487,968
                  2008..     $1.66       $0.93       3,205,710
                  2007..     $1.70       $1.66       2,040,589
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2016..     $3.33       $3.66         795,786
                  2015..     $3.45       $3.33         771,332
                  2014..     $3.32       $3.45         786,829
                  2013..     $2.49       $3.32         689,173
                  2012..     $2.21       $2.49         572,863
                  2011..     $2.53       $2.21         543,156
                  2010..     $2.00       $2.53         493,978
                  2009..     $1.46       $2.00         478,432
                  2008..     $2.46       $1.46         447,725
                  2007..     $2.38       $2.46         323,094

                1.85% Variable Account Charge Continued
                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                  2016..     $1.90        $2.17          153,784
                  2015..     $2.04        $1.90          197,835
                  2014..     $1.94        $2.04          202,480
                  2013..     $1.54        $1.94          219,261
                  2012..     $1.37        $1.54          254,934
                  2011..     $1.41        $1.37          274,706
                  2010..     $1.29        $1.41          226,809
                  2009..     $1.05        $1.29          286,982
                  2008..     $1.69        $1.05          304,210
                  2007..     $1.68        $1.69          213,000
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                  2016..     $1.26        $1.61        6,686,784
                  2015..     $1.38        $1.26        3,016,066
                  2014..     $1.40        $1.38        2,817,198
                  2013..     $1.05        $1.40        2,297,981
                  2012..     $0.90        $1.05        1,357,264
                  2011..     $0.95        $0.90        1,235,683
                  2010..     $0.76        $0.95          971,328
                  2009..     $0.60        $0.76          819,064
                  2008..     $0.91        $0.60          484,527
                  2007..     $1.00        $0.91               --
                FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(AD):
                  2016..     $2.39        $2.44          234,219
                  2015..     $2.50        $2.39          258,907
                  2014..     $2.37        $2.50          256,101
                  2013..     $1.75        $2.37          359,574
                  2012..     $1.60        $1.75          130,770
                  2011..     $1.72        $1.60           91,051
                  2010..     $1.37        $1.72           72,540
                  2009..     $0.97        $1.37           83,690
                  2008..     $1.72        $0.97           93,779
                  2007..     $1.70        $1.72           77,998
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(Z)(AN):
                  2016..     $0.98        $1.00       13,546,933
                  2015..     $1.06        $0.98       13,336,984
                  2014..     $1.04        $1.06       10,768,561
                  2013..     $1.00        $1.04        6,100,456
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(I)(T):
                  2016..     $1.01        $1.00        6,253,620
                  2015..     $1.03        $1.01        6,002,858
                  2014..     $1.06        $1.03        6,019,038
                  2013..     $1.07        $1.06        5,723,212
                  2012..     $1.06        $1.07        2,370,190
                  2011..     $1.02        $1.06          915,753
                  2010..     $1.00        $1.02          331,551
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(A)(L)(S)(V):
                  2016..     $1.28        $1.44        1,037,664
                  2015..     $1.43        $1.28          962,325
                  2014..     $1.33        $1.43          613,897
                  2013..     $1.01        $1.33        1,160,051
                  2012..     $0.88        $1.01          209,063
                  2011..     $0.89        $0.88           62,582
                  2010..     $0.74        $0.89           49,032
                  2009..     $0.54        $0.74           23,682
                  2008..     $0.95        $0.54               --
                  2007..     $1.00        $0.95               --




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                  2016..     $2.13        $2.45        3,178,937
                  2015..     $2.32        $2.13        4,342,770
                  2014..     $2.16        $2.32        4,476,810
                  2013..     $1.63        $2.16        2,633,931
                  2012..     $1.39        $1.63        1,146,866
                  2011..     $1.45        $1.39          661,127
                  2010..     $1.28        $1.45          298,508
                  2009..     $1.01        $1.28          142,645
                  2008..     $1.61        $1.01          150,584
                  2007..     $1.67        $1.61          162,088
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(F)(P)(X):
                  2016..     $1.47        $1.65          306,842
                  2015..     $1.53        $1.47          753,794
                  2014..     $1.44        $1.53          652,144
                  2013..     $1.17        $1.44          167,011
                  2012..     $1.06        $1.17           70,500
                  2011..     $1.10        $1.06           47,157
                  2010..     $1.04        $1.10           24,255
                  2009..     $0.80        $1.04           19,420
                  2008..     $1.32        $0.80            4,432
                  2007..     $1.33        $1.32            2,549
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                  2016..     $2.21        $2.60        2,168,269
                  2015..     $2.33        $2.21           35,142
                  2014..     $2.16        $2.33           69,563
                  2013..     $1.65        $2.16          159,283
                  2012..     $1.47        $1.65           65,203
                  2011..     $1.53        $1.47           74,719
                  2010..     $1.39        $1.53           64,322
                  2009..     $1.14        $1.39           58,160
                  2008..     $1.71        $1.14           40,513
                  2007..     $1.71        $1.71           50,927
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                  2016..     $1.25        $1.38        2,492,017
                  2015..     $1.35        $1.25        2,629,955
                  2014..     $1.35        $1.35        2,770,822
                  2013..     $1.00        $1.35        2,888,856
                  2012..     $0.90        $1.00        1,745,588
                  2011..     $0.93        $0.90        1,565,010
                  2010..     $0.74        $0.93        1,347,281
                  2009..     $0.62        $0.74        1,190,641
                  2008..     $0.92        $0.62          643,996
                  2007..     $1.00        $0.92               --
                IVY VIP ASSET STRATEGY SUB-ACCOUNT(B)(BA):
                  2016..     $2.50        $2.39        2,579,343
                  2015..     $2.78        $2.50        2,853,462
                  2014..     $2.98        $2.78        3,078,333
                  2013..     $2.43        $2.98        3,167,124
                  2012..     $2.08        $2.43        2,736,791
                  2011..     $2.28        $2.08        2,552,534
                  2010..     $2.14        $2.28        1,757,335
                  2009..     $1.74        $2.14        1,373,455
                  2008..     $2.39        $1.74        1,130,276
                  2007..     $1.00        $2.39          465,822
                IVY VIP BALANCED SUB-ACCOUNT(B)(BA):
                  2016..     $1.97        $1.98          661,579
                  2015..     $2.02        $1.97          690,770
                  2014..     $1.91        $2.02          841,025
                  2013..     $1.57        $1.91          778,268
                  2012..     $1.43        $1.57          474,197
                  2011..     $1.41        $1.43          282,644
                  2010..     $1.23        $1.41          194,586
                  2009..     $1.11        $1.23          127,539
                  2008..     $1.43        $1.11          100,711
                  2007..     $1.36        $1.43           77,418

                1.85% Variable Account Charge Continued
                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                IVY VIP CORE EQUITY SUB-ACCOUNT(B)(BA):
                  2016.     $2.37       $2.42       2,574,790
                  2015.     $2.44       $2.37       2,710,581
                  2014.     $2.26       $2.44       4,010,978
                  2013.     $1.73       $2.26       2,254,088
                  2012.     $1.48       $1.73         593,434
                  2011.     $1.49       $1.48         299,038
                  2010.     $1.25       $1.49         155,186
                  2009.     $1.03       $1.25         132,657
                  2008.     $1.61       $1.03         109,088
                  2007.     $1.52       $1.61          63,543
                IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(AM)(BA):
                  2016.     $2.02       $1.92       3,093,596
                  2015.     $1.99       $2.02       3,095,924
                  2014.     $2.00       $1.99       3,234,301
                  2013.     $1.71       $2.00       2,823,154
                  2012.     $1.48       $1.71       1,292,022
                  2011.     $1.62       $1.48         853,229
                  2010.     $1.44       $1.62         389,818
                  2009.     $1.16       $1.44         154,060
                  2008.     $2.04       $1.16         115,206
                  2007.     $1.83       $2.04          91,529
                IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                  2016.     $0.94       $1.08       9,871,233
                  2015.     $1.03       $0.94       7,093,261
                  2014.     $1.03       $1.03       6,436,558
                  2013.     $1.00       $1.03       1,236,250
                IVY VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(B)(G)(BA):
                  2016.     $2.44       $2.42       3,203,522
                  2015.     $2.51       $2.44       3,313,231
                  2014.     $2.52       $2.51       3,545,973
                  2013.     $2.05       $2.52       3,799,110
                  2012.     $1.84       $2.05       3,332,314
                  2011.     $2.18       $1.84       2,908,128
                  2010.     $1.95       $2.18       2,551,762
                  2009.     $1.45       $1.95       2,363,567
                  2008.     $2.56       $1.45       2,077,081
                  2007.     $2.42       $2.56       1,216,238
                IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016.     $2.83       $3.15         369,005
                  2015.     $3.17       $2.83         246,580
                  2014.     $3.29       $3.17         297,722
                  2013.     $2.13       $3.29         325,800
                  2012.     $1.94       $2.13         313,455
                  2011.     $2.13       $1.94         155,024
                  2010.     $1.54       $2.13         102,961
                  2009.     $1.11       $1.54         121,171
                  2008.     $2.17       $1.11         105,742
                  2007.     $2.13       $2.17         100,786
                IVY VIP MID CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016.     $2.23       $2.33       2,240,985
                  2015.     $2.41       $2.23       2,336,444
                  2014.     $2.28       $2.41       2,290,952
                  2013.     $1.79       $2.28       2,031,123
                  2012.     $1.60       $1.79         513,267
                  2011.     $1.64       $1.60         177,771
                  2010.     $1.27       $1.64         132,657
                  2009.     $0.88       $1.27          68,407
                  2008.     $1.41       $0.88          59,603
                  2007.     $1.35       $1.41          47,504




                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                IVY VIP NATURAL RESOURCES SUB-ACCOUNT(B)(BA)(BC):
                  2016..      $0.85       $1.03       6,942,859
                  2015..      $1.12       $0.85       2,959,796
                  2014..      $1.31       $1.12       1,543,318
                  2013..      $1.23       $1.31       1,240,095
                  2012..      $1.23       $1.23       1,107,140
                  2011..      $1.60       $1.23         988,464
                  2010..      $1.39       $1.60         987,896
                  2009..      $0.82       $1.39         960,531
                  2008..      $2.16       $0.82         678,009
                  2007..      $1.86       $2.16         402,211
                IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AA)(BA):
                  2016..      $1.04       $1.04       9,089,045
                  2015..      $1.06       $1.04       7,877,278
                  2014..      $1.05       $1.06       5,144,995
                  2013..      $1.00       $1.05         188,769
                IVY VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016...     $1.04       $1.05       1,813,297
                  2015...     $1.07       $1.04       2,972,299
                  2014...     $1.05       $1.07       2,248,894
                  2013...     $1.00       $1.05         222,816
                IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016...     $1.02       $1.02         429,463
                  2015...     $1.05       $1.02       1,393,919
                  2014...     $1.04       $1.05         511,454
                  2013...     $1.00       $1.04           3,590
                IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(B)(BA):
                  2016...     $3.25       $3.24         786,538
                  2015...     $3.40       $3.25       1,141,775
                  2014...     $3.37       $3.40         858,573
                  2013...     $2.20       $3.37         764,335
                  2012...     $1.75       $2.20         433,938
                  2011...     $1.89       $1.75         388,326
                  2010...     $1.71       $1.89         336,023
                  2009...     $1.21       $1.71         319,605
                  2008...     $1.86       $1.21         233,774
                  2007...     $1.72       $1.86         218,161
                IVY VIP SMALL CAP VALUE SUB-ACCOUNT(B)(BA)(BD):
                  2016...     $2.65       $3.36         931,266
                  2015...     $2.86       $2.65         747,522
                  2014...     $2.72       $2.86         866,131
                  2013...     $2.08       $2.72         908,399
                  2012...     $1.79       $2.08         677,144
                  2011...     $2.09       $1.79         721,828
                  2010...     $1.68       $2.09         785,593
                  2009...     $1.33       $1.68         874,321
                  2008...     $1.83       $1.33         909,211
                  2007...     $1.83       $1.83         770,693
                IVY VIP VALUE SUB-ACCOUNT(B)(BA):
                  2016...     $1.98       $2.16       2,392,278
                  2015...     $2.10       $1.98       3,418,931
                  2014...     $1.93       $2.10       2,830,441
                  2013...     $1.45       $1.93       2,042,524
                  2012...     $1.25       $1.45         486,788
                  2011...     $1.37       $1.25         339,136
                  2010...     $1.17       $1.37         126,636
                  2009...     $0.94       $1.17          65,537
                  2008...     $1.45       $0.94          69,266
                  2007...     $1.46       $1.45          70,420

                1.85% Variable Account Charge Continued
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2016.       $2.11       $2.16       1,267,825
                  2015.       $2.14       $2.11       1,532,881
                  2014.       $2.02       $2.14       1,532,411
                  2013.       $1.72       $2.02       1,076,675
                  2012.       $1.54       $1.72         905,435
                  2011.       $1.55       $1.54         764,523
                  2010.       $1.46       $1.55         652,728
                  2009.       $1.18       $1.46         604,197
                  2008.       $1.44       $1.18         466,476
                  2007.       $1.39       $1.44          36,729
                JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                  2016.       $0.98       $0.98       2,688,299
                  2015.       $1.00       $0.98       1,411,791
                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2016.       $2.92       $2.93       1,137,645
                  2015.       $2.66       $2.92       2,104,278
                  2014.       $2.50       $2.66       1,063,877
                  2013.       $1.94       $2.50       1,185,742
                  2012.       $1.60       $1.94         572,266
                  2011.       $1.75       $1.60         645,556
                  2010.       $1.67       $1.75         661,934
                  2009.       $1.17       $1.67         619,981
                  2008.       $2.14       $1.17         501,406
                  2007.       $1.82       $2.14         296,746
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                  2016.       $2.39       $2.19       1,786,143
                  2015.       $2.67       $2.39       1,758,533
                  2014.       $3.09       $2.67       1,796,861
                  2013.       $2.76       $3.09       1,748,031
                  2012.       $2.48       $2.76       1,710,070
                  2011.       $3.74       $2.48       1,664,454
                  2010.       $3.04       $3.74       1,584,016
                  2009.       $1.73       $3.04       1,708,369
                  2008.       $3.69       $1.73       1,656,845
                  2007.       $3.29       $3.69         758,652
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(A)(C):
                  2016.       $1.27       $1.48       2,862,547
                  2015.       $1.35       $1.27       2,877,379
                  2014.       $1.26       $1.35       2,869,268
                  2013.       $1.02       $1.26       2,843,442
                  2012.       $0.94       $1.02       1,431,285
                  2011.       $0.99       $0.94       1,079,380
                  2010.       $0.87       $0.99         825,211
                  2009.       $0.67       $0.87         624,891
                  2008.       $0.95       $0.67         363,631
                  2007.       $1.00       $0.95              --
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2016.       $2.01       $2.07         259,113
                  2015.       $1.96       $2.01         178,782
                  2014.       $1.84       $1.96         108,593
                  2013.       $1.37       $1.84          67,651
                  2012.       $1.20       $1.37          37,047
                  2011.       $1.30       $1.20          54,966
                  2010.       $1.02       $1.30          47,400
                  2009.       $0.74       $1.02          44,667
                  2008.       $1.55       $0.74          42,583
                  2007.       $1.52       $1.55          30,254
                MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(AR):
                  2016...     $0.96       $0.98       1,843,573
                  2015...     $1.00       $0.96         699,057




                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(A)(H)(BE):
                  2016.       $0.60       $0.63       6,838,196
                  2015.       $0.69       $0.60       6,708,268
                  2014.       $0.73       $0.69       5,790,066
                  2013.       $0.76       $0.73       4,079,811
                  2012.       $0.64       $0.76       1,377,203
                  2011.       $0.80       $0.64       1,039,583
                  2010.       $0.69       $0.80         769,830
                  2009.       $0.41       $0.69         529,033
                  2008.       $0.97       $0.41         322,291
                  2007.       $1.00       $0.97          41,100
                MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AV):
                  2016...     $0.98       $1.07       1,652,467
                  2015...     $1.02       $0.98       1,372,775
                  2014...     $1.00       $1.02       1,559,021
                  2013...     $0.86       $1.00       1,205,852
                  2012...     $0.77       $0.86         707,244
                  2011...     $0.82       $0.77         629,830
                  2010...     $0.72       $0.82         564,937
                  2009...     $0.58       $0.72         523,589
                  2008...     $0.94       $0.58       1,078,619
                  2007...     $1.00       $0.94          59,475
                MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AW):
                  2016...     $1.07       $1.13       6,999,676
                  2015...     $1.11       $1.07       8,168,687
                  2014...     $1.08       $1.11       8,245,686
                  2013...     $0.99       $1.08       9,596,518
                  2012...     $0.91       $0.99       8,249,613
                  2011...     $0.93       $0.91       7,680,986
                  2010...     $0.84       $0.93       6,972,524
                  2009...     $0.72       $0.84       5,872,763
                  2008...     $0.97       $0.72       3,062,308
                  2007...     $1.00       $0.97       1,303,752
                MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AX):
                  2016...     $1.06       $1.09       3,558,177
                  2015...     $1.10       $1.06       3,362,321
                  2014...     $1.09       $1.10       3,656,038
                  2013...     $1.08       $1.09       4,026,292
                  2012...     $1.05       $1.08       4,378,511
                  2011...     $1.03       $1.05       3,962,946
                  2010...     $0.98       $1.03       3,000,615
                  2009...     $0.93       $0.98       2,053,562
                  2008...     $1.01       $0.93         326,459
                  2007...     $1.00       $1.01              --
                MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AY):
                  2016...     $1.03       $1.11       5,986,542
                  2015...     $1.07       $1.03       5,982,580
                  2014...     $1.04       $1.07       6,102,446
                  2013...     $0.91       $1.04       7,441,147
                  2012...     $0.82       $0.91       7,390,773
                  2011...     $0.87       $0.82       7,793,179
                  2010...     $0.77       $0.87       8,632,126
                  2009...     $0.64       $0.77       8,166,250
                  2008...     $0.95       $0.64       4,930,458
                  2007...     $1.00       $0.95         294,248

                1.85% Variable Account Charge Continued
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                MORNINGSTAR INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AZ):
                  2016...     $1.06       $1.11       4,338,977
                  2015...     $1.10       $1.06       4,546,786
                  2014...     $1.08       $1.10       5,220,553
                  2013...     $1.03       $1.08       5,340,092
                  2012...     $0.97       $1.03       4,068,347
                  2011...     $0.98       $0.97       3,737,551
                  2010...     $0.91       $0.98       2,784,740
                  2009...     $0.82       $0.91       2,256,461
                  2008...     $0.99       $0.82       1,281,709
                  2007...     $1.00       $0.99          55,425
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT(A):
                  2016...     $1.31       $1.41         455,190
                  2015...     $1.34       $1.31         272,018
                  2014...     $1.24       $1.34         189,913
                  2013...     $0.92       $1.24         257,466
                  2012...     $0.85       $0.92          93,567
                  2011...     $0.89       $0.85          68,729
                  2010...     $0.74       $0.89          67,503
                  2009...     $0.57       $0.74              --
                  2008...     $0.96       $0.57              --
                  2007...     $1.00       $0.96              --
                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(AB):
                  2016...     $2.84       $2.71       2,472,269
                  2015...     $2.81       $2.84       2,457,395
                  2014...     $3.08       $2.81       2,341,440
                  2013...     $2.49       $3.08       1,735,976
                  2012...     $2.09       $2.49         250,075
                  2011...     $2.30       $2.09         250,353
                  2010...     $2.05       $2.30         181,214
                  2009...     $1.50       $2.05         157,626
                  2008...     $2.68       $1.50         120,375
                  2007...     $2.58       $2.68         102,199
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(A)(N)(U):
                  2016...     $1.38       $1.60       1,072,152
                  2015...     $1.50       $1.38         713,574
                  2014...     $1.37       $1.50         571,774
                  2013...     $0.99       $1.37         576,440
                  2012...     $0.86       $0.99         206,754
                  2011...     $0.89       $0.86          89,436
                  2010...     $0.74       $0.89          66,815
                  2009...     $0.55       $0.74          57,914
                  2008...     $0.91       $0.55          59,741
                  2007...     $1.00       $0.91              --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(Z):
                  2016...     $1.00       $1.06       9,114,403
                  2015...     $1.08       $1.00       8,556,594
                  2014...     $1.04       $1.08       5,525,506
                  2013...     $1.00       $1.04       1,927,479
                PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                  2016...     $0.99       $0.99      11,074,986
                  2015...     $1.01       $0.99      11,278,721
                  2014...     $1.02       $1.01      11,748,531
                  2013...     $1.04       $1.02      11,006,256
                  2012...     $1.00       $1.04       6,527,515
                  2011...     $1.01       $1.00       4,424,373
                  2010...     $1.00       $1.01       1,503,971




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                  2016.     $1.09       $1.10      27,229,152
                  2015.     $1.11       $1.09      28,807,574
                  2014.     $1.08       $1.11      29,315,598
                  2013.     $1.12       $1.08      25,870,572
                  2012.     $1.05       $1.12      10,996,886
                  2011.     $1.03       $1.05       6,492,111
                  2010.     $1.00       $1.03       2,854,454
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                  2016.     $1.96       $2.19         351,573
                  2015.     $2.06       $1.96         267,809
                  2014.     $1.87       $2.06         302,906
                  2013.     $1.43       $1.87         753,793
                  2012.     $1.23       $1.43         116,203
                  2011.     $1.22       $1.23         102,972
                  2010.     $1.11       $1.22         101,713
                  2009.     $0.87       $1.11         100,545
                  2008.     $1.61       $0.87         101,347
                  2007.     $1.68       $1.61          96,496
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2016.     $1.80       $2.03         703,627
                  2015.     $1.98       $1.80       1,866,368
                  2014.     $1.82       $1.98       2,335,664
                  2013.     $1.37       $1.82         932,616
                  2012.     $1.17       $1.37          12,322
                  2011.     $1.25       $1.17          12,312
                  2010.     $1.11       $1.25           7,347
                  2009.     $0.87       $1.11           7,395
                  2008.     $1.45       $0.87           7,443
                  2007.     $1.52       $1.45           7,492
                PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                  2016.     $2.01       $2.02         347,291
                  2015.     $2.18       $2.01       1,368,306
                  2014.     $2.02       $2.18       1,877,115
                  2013.     $1.43       $2.02         354,937
                  2012.     $1.28       $1.43         156,963
                  2011.     $1.58       $1.28         178,721
                  2010.     $1.34       $1.58          98,458
                  2009.     $0.83       $1.34          45,534
                  2008.     $1.34       $0.83           5,200
                  2007.     $1.28       $1.34           5,134
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2016.     $1.70       $1.63         272,183
                  2015.     $1.73       $1.70         121,481
                  2014.     $1.89       $1.73         109,325
                  2013.     $1.50       $1.89         105,578
                  2012.     $1.26       $1.50         118,220
                  2011.     $1.54       $1.26         114,326
                  2010.     $1.43       $1.54         109,083
                  2009.     $1.17       $1.43         106,284
                  2008.     $2.12       $1.17         103,273
                  2007.     $2.06       $2.12          95,570
                PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(M):
                  2016.     $2.27       $2.40          86,352
                  2015.     $2.32       $2.27       1,026,563
                  2014.     $2.08       $2.32         806,090
                  2013.     $1.55       $2.08          59,909
                  2012.     $1.35       $1.55          53,672
                  2011.     $1.45       $1.35          37,434
                  2010.     $1.24       $1.45          20,364
                  2009.     $0.96       $1.24           1,317
                  2008.     $1.59       $0.96           1,289
                  2007.     $1.53       $1.59           1,310

                1.85% Variable Account Charge Continued
                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                  2016.     $1.25       $1.28      19,280,052
                  2015.     $1.27       $1.25      17,120,118
                  2014.     $1.22       $1.27      13,384,070
                  2013.     $1.25       $1.22      11,383,676
                  2012.     $1.18       $1.25       9,489,713
                  2011.     $1.12       $1.18       9,613,880
                  2010.     $1.04       $1.12       9,400,906
                  2009.     $0.92       $1.04       9,018,635
                  2008.     $1.08       $0.92       6,972,110
                  2007.     $1.09       $1.08       3,420,941
                SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                 SUB-ACCOUNT(Z)(AT):
                  2016.     $1.07       $1.14      31,925,632
                  2015.     $1.12       $1.07      28,184,467
                  2014.     $1.06       $1.12      14,137,548
                  2013.     $1.00       $1.06       3,667,139
                SFT ADVANTUS GOVERNMENT MONEY MARKET
                 SUB-ACCOUNT(Q)(AU):
                  2016.     $0.92       $0.90       5,187,824
                  2015.     $0.93       $0.92       4,718,438
                  2014.     $0.95       $0.93       6,569,631
                  2013.     $0.97       $0.95       4,164,298
                  2012.     $0.99       $0.97       4,202,714
                  2011.     $1.00       $0.99       4,468,094
                  2010.     $1.02       $1.00       2,656,270
                  2009.     $1.04       $1.02       2,508,234
                  2008.     $1.04       $1.04       3,280,001
                  2007.     $1.03       $1.04         996,146
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                  2016.     $2.81       $3.31       3,696,016
                  2015.     $2.94       $2.81       1,869,981
                  2014.     $2.74       $2.94       2,208,847
                  2013.     $2.11       $2.74       2,326,886
                  2012.     $1.83       $2.11       2,460,488
                  2011.     $1.91       $1.83       2,225,867
                  2010.     $1.54       $1.91       2,131,799
                  2009.     $1.15       $1.54       2,102,240
                  2008.     $1.85       $1.15       1,828,279
                  2007.     $1.83       $1.85         929,156
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                  2016.     $2.16       $2.36       3,132,826
                  2015.     $2.18       $2.16       2,675,523
                  2014.     $1.96       $2.18       2,240,629
                  2013.     $1.52       $1.96       1,844,995
                  2012.     $1.34       $1.52         390,648
                  2011.     $1.34       $1.34         303,718
                  2010.     $1.19       $1.34         254,942
                  2009.     $0.97       $1.19         495,104
                  2008.     $1.57       $0.97         439,628
                  2007.     $1.55       $1.57         100,183
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                  2016.     $1.38       $1.40       5,318,850
                  2015.     $1.47       $1.38       5,086,424
                  2014.     $1.47       $1.47       4,899,301
                  2013.     $1.50       $1.47       4,835,369
                  2012.     $1.31       $1.50       3,792,340
                  2011.     $1.34       $1.31       3,377,658
                  2010.     $1.20       $1.34       2,347,081
                  2009.     $1.04       $1.20       2,019,202
                  2008.     $1.02       $1.04       1,753,277
                  2007.     $0.98       $1.02         869,440
                SFT ADVANTUS MANAGED VOLATILITY EQUITY
                 SUB-ACCOUNT(AS):
                  2016.     $1.00       $1.02      21,224,269
                  2015.     $1.00       $1.00          41,148




                           UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                           BEGINNING OF  AT END OF  OUTSTANDING AT
                              PERIOD       PERIOD    END OF PERIOD
                           ------------- ---------- ---------------
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                  2016..       $1.12       $1.11       5,366,222
                  2015..       $1.11       $1.12       4,312,083
                  2014..       $1.06       $1.11       3,926,173
                  2013..       $1.11       $1.06       3,261,102
                  2012..       $1.09       $1.11       1,541,572
                  2011..       $1.04       $1.09       1,467,677
                  2010..       $0.99       $1.04       1,670,501
                  2009..       $0.93       $0.99       1,740,149
                  2008..       $1.09       $0.93       1,333,016
                  2007..       $1.10       $1.09         820,701
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(Q):
                  2016....     $3.06       $3.14       2,899,259
                  2015....     $2.97       $3.06       2,568,859
                  2014....     $2.32       $2.97       2,592,763
                  2013....     $2.34       $2.32       2,385,722
                  2012....     $2.02       $2.34       1,506,656
                  2011....     $1.95       $2.02       1,444,573
                  2010....     $1.54       $1.95       1,408,128
                  2009....     $1.26       $1.54       1,365,113
                  2008....     $2.02       $1.26       1,021,358
                  2007....     $2.14       $2.02         591,607
                SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                  2016....     $2.21       $2.19       5,915,234
                  2015....     $2.11       $2.21       7,474,124
                  2014....     $1.90       $2.11       7,039,289
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                  2016....     $1.85       $2.20       1,280,571
                  2015....     $1.95       $1.85       1,109,772
                  2014....     $1.83       $1.95       1,196,501
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                  2016....     $2.66       $2.75       2,431,437
                  2015....     $2.69       $2.66       3,424,603
                  2014....     $2.44       $2.69       2,992,654
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                  2016....     $2.38       $2.59       6,409,366
                  2015....     $2.48       $2.38       6,960,722
                  2014....     $2.31       $2.48       7,452,783
                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                  2016....     $2.02       $2.33         784,124
                  2015....     $2.56       $2.02         657,889
                  2014....     $2.85       $2.56         656,576
                  2013....     $2.93       $2.85         622,858
                  2012....     $2.64       $2.93         479,269
                  2011....     $3.19       $2.64         416,709
                  2010....     $2.76       $3.19         395,934
                  2009....     $1.63       $2.76         414,316
                  2008....     $3.51       $1.63         430,606
                  2007....     $3.08       $3.51         375,237
                TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                  2016....     $1.02       $1.06       4,474,043
                  2015....     $1.09       $1.02       3,440,641
                  2014....     $1.08       $1.09       3,650,627
                  2013....     $1.02       $1.08       4,340,748
                  2012....     $1.00       $1.02         745,839
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                  2016....     $0.96       $0.99      11,448,299
                  2015....     $1.03       $0.96       8,771,067
                  2014....     $1.03       $1.03       5,524,537
                  2013....     $1.00       $1.03         630,305
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                  2016....     $1.02       $1.06      17,377,882
                  2015....     $1.15       $1.02      19,245,596
                  2014....     $1.15       $1.15      18,825,670
                  2013....     $1.01       $1.15      16,763,478
                  2012....     $1.00       $1.01         995,406

                1.85% Variable Account Charge Continued
                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(R):
                  2016.     $1.04       $1.08       2,864,256
                  2015.     $1.13       $1.04       4,428,985
                  2014.     $1.12       $1.13       5,124,329
                  2013.     $1.02       $1.12       4,501,735
                  2012.     $1.00       $1.02       1,026,847



                1.90% Variable Account Charge
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(Z)(AO)(AP):
                  2016.       $1.03       $1.05             --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(A)(AO)(AQ):
                  2016...     $0.56       $0.54             --
                AMERICAN CENTURY VP INCOME & GROWTH
                 SUB-ACCOUNT:
                  2016...     $1.98       $2.20             --
                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT(A):
                  2016...     $1.13       $1.16         25,359
                AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                  2016...     $0.92       $0.93             --
                AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                  2016...     $1.33       $1.31         11,342
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                 SUB-ACCOUNT(O):
                  2016...     $1.09       $1.10          3,713
                AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                  2016...     $1.42       $1.53          6,218
                AMERICAN FUNDS IS: GROWTH INCOME SUB-ACCOUNT(O):
                  2016...     $1.47       $1.61         79,229
                AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                  2016...     $0.96       $0.98         17,450
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                  2016...     $0.88       $0.91          8,528
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES SUB-ACCOUNT(O):
                  2016...     $1.03       $1.02         80,114
                CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                 SUB-ACCOUNT(AR):
                  2016...     $0.95       $0.98             --
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2016...     $1.90       $2.20         75,058
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2016...     $3.31       $3.64         12,163
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                  2016...     $1.89       $2.15         26,181
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                  2016...     $1.25       $1.60             --
                FRANKLIN SMALL-MID CAP GROWTH VIP
                 SUB-ACCOUNT(AD):
                  2016...     $2.37       $2.42          9,454
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(Z)(AN):
                  2016...     $0.98       $1.00             --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(I)(T):
                  2016...     $1.01       $1.00        128,799




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(A)(L)(S)(V):
                  2016..     $1.27        $1.44              --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                  2016..     $2.12        $2.44           6,270
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(F)(P)(X):
                  2016..     $1.46        $1.64              --
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                  2016..     $2.20        $2.58           6,331
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                  2016..     $1.25        $1.37              --
                IVY VIP ASSET STRATEGY SUB-ACCOUNT(B)(BA):
                  2016..     $2.48        $2.37          26,738
                IVY VIP BALANCED SUB-ACCOUNT(B)(BA):
                  2016..     $1.96        $1.96          34,273
                IVY VIP CORE EQUITY SUB-ACCOUNT(B)(BA):
                  2016..     $2.36        $2.40           7,164
                IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(AM)(BA):
                  2016..     $2.00        $1.91          26,355
                IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                  2016..     $0.94        $1.08          50,295
                IVY VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(B)(G)(BA):
                  2016..     $2.42        $2.40          86,581
                IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016..     $2.81        $3.13             816
                IVY VIP MID CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016..     $2.22        $2.31           1,432
                IVY VIP NATURAL RESOURCES SUB-ACCOUNT(B)(BA)(BC):
                  2016..     $0.85        $1.03          38,187
                IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AA)(BA):
                  2016..     $1.04        $1.04              --
                IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016..     $1.04        $1.05              --
                IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016..     $1.02        $1.02              --
                IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(B)(BA):
                  2016..     $2.98        $3.21          17,455
                IVY VIP SMALL CAP VALUE SUB-ACCOUNT(B)(BA)(BD):
                  2016..     $1.78        $3.34          17,483
                IVY VIP VALUE SUB-ACCOUNT(B)(BA):
                  2016..     $1.77        $2.15          20,198
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2016..     $2.10        $2.15           5,024
                JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                  2016..     $0.97        $0.98              --
                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2016..     $2.90        $2.91          32,016
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                  2016..     $2.37        $2.17          56,705
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(A)(C):
                  2016..     $1.27        $1.48              --
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2016..     $2.00        $2.05              --
                MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(AR):
                  2016..     $0.96        $0.98         128,698

                1.90% Variable Account Charge Continued
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(A)(H)(BE):
                  2016.       $0.60       $0.63         17,050
                MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AV):
                  2016...     $0.97       $1.06             --
                MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AW):
                  2016...     $1.06       $1.13             --
                MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AX):
                  2016...     $1.06       $1.09             --
                MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AY):
                  2016...     $1.02       $1.10         78,092
                MORNINGSTAR INCOME AND GROWTH ETF ASSET
                 ALLOCATION SUB-ACCOUNT(A)(AZ):
                  2016...     $1.06       $1.10        123,857
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT(A):
                  2016...     $1.30       $1.40             --
                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(AB):
                  2016...     $2.82       $2.69             --
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(A)(N)(U):
                  2016...     $1.38       $1.59             --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(Z):
                  2016...     $1.00       $1.06             --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                  2016...     $0.99       $0.99         63,182
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                  2016...     $1.09       $1.09         14,538
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                  2016...     $1.95       $2.18         13,690
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2016...     $1.79       $2.02         10,546
                PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                  2016...     $1.99       $2.01             --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2016...     $1.69       $1.62         14,174
                PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(M):
                  2016...     $2.25       $2.38          5,506
                SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                  2016...     $1.24       $1.27        303,512
                SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                 SUB-ACCOUNT(Z)(AT):
                  2016...     $1.07       $1.14             --
                SFT ADVANTUS GOVERNMENT MONEY MARKET
                 SUB-ACCOUNT(Q)(AU):
                  2016...     $0.91       $0.89        121,722
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                  2016...     $2.79       $3.29         44,907
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                  2016...     $2.14       $2.34        127,059
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                  2016...     $1.37       $1.39        144,074
                SFT ADVANTUS MANAGED VOLATILITY EQUITY
                 SUB-ACCOUNT(AS):
                  2016...     $1.00       $1.02             --




                           UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                           BEGINNING OF  AT END OF  OUTSTANDING AT
                              PERIOD       PERIOD    END OF PERIOD
                           ------------- ---------- ---------------
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                  2016..       $1.11       $1.10         78,218
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(Q):
                  2016....     $3.04       $3.12         35,084
                SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                  2016....     $2.20       $2.18        143,562
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                  2016....     $1.84       $2.18         15,716
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                  2016....     $2.65       $2.73         56,784
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                  2016....     $2.37       $2.57         65,850
                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                  2016....     $2.01       $2.31         25,468
                TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                  2016....     $1.02       $1.06             --
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                  2016....     $0.96       $0.99             --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                  2016....     $1.02       $1.06             --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(R):
                  2016....     $1.04       $1.08             --



                2.00% Variable Account Charge
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(Z)(AO)(AP):
                  2016.       $1.03       $1.04         13,468
                  2015.       $1.07       $1.03             --
                  2014.       $1.04       $1.07             --
                  2013.       $1.00       $1.04             --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(A)(AO)(AQ):
                  2016...     $0.55       $0.54         17,716
                  2015...     $0.55       $0.55         17,192
                  2014...     $0.60       $0.55         19,552
                  2013...     $0.50       $0.60         20,280
                  2012...     $0.45       $0.50         60,843
                  2011...     $0.57       $0.45         61,837
                  2010...     $0.55       $0.57          9,104
                  2009...     $0.42       $0.55          7,758
                  2008...     $0.92       $0.42          5,442
                  2007...     $1.00       $0.92             --
                AMERICAN CENTURY VP INCOME & GROWTH
                 SUB-ACCOUNT:
                  2016...     $1.70       $1.88        194,894
                  2015...     $1.84       $1.70        106,794
                  2014...     $1.67       $1.84         12,388
                  2013...     $1.26       $1.67         13,270
                  2012...     $1.12       $1.26         25,242
                  2011...     $1.11       $1.12         16,023
                  2010...     $1.00       $1.11             --
                  2009...     $0.86       $1.00             --
                  2008...     $1.35       $0.86             --
                  2007...     $1.38       $1.35             --

                2.00% Variable Account Charge Continued
                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT(A):
                  2016.     $1.12       $1.15       1,261,612
                  2015.     $1.18       $1.12       1,351,752
                  2014.     $1.16       $1.18       1,434,760
                  2013.     $1.29       $1.16       1,519,428
                  2012.     $1.23       $1.29       1,463,532
                  2011.     $1.12       $1.23         993,641
                  2010.     $1.09       $1.12         612,509
                  2009.     $1.01       $1.09         458,599
                  2008.     $1.05       $1.01          20,579
                  2007.     $1.00       $1.05              --
                AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                  2016.     $0.92       $0.92          26,446
                  2015.     $0.98       $0.92           6,636
                  2014.     $0.98       $0.98           4,597
                  2013.     $1.03       $0.98           4,413
                  2012.     $0.99       $1.03           9,411
                  2011.     $1.00       $0.99              --
                AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                  2016.     $1.32       $1.30          20,583
                  2015.     $1.26       $1.32          33,187
                  2014.     $1.26       $1.26          34,806
                  2013.     $0.99       $1.26          16,322
                  2012.     $0.83       $0.99              --
                  2011.     $1.00       $0.83           9,972
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                 SUB-ACCOUNT(O):
                  2016.     $1.09       $1.09          24,953
                  2015.     $1.11       $1.09          10,573
                  2014.     $1.11       $1.11           9,304
                  2013.     $0.88       $1.11           5,782
                  2012.     $0.76       $0.88           6,554
                  2011.     $1.00       $0.76           6,964
                AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                  2016.     $1.42       $1.52         371,855
                  2015.     $1.35       $1.42         250,420
                  2014.     $1.27       $1.35          32,148
                  2013.     $1.00       $1.27         319,573
                  2012.     $0.86       $1.00          62,604
                  2011.     $1.00       $0.86          49,418
                AMERICAN FUNDS IS: GROWTH INCOME SUB-ACCOUNT(O):
                  2016.     $1.47       $1.60         402,005
                  2015.     $1.47       $1.47         303,726
                  2014.     $1.36       $1.47          87,829
                  2013.     $1.04       $1.36          81,888
                  2012.     $0.90       $1.04          78,275
                  2011.     $1.00       $0.90           4,613
                AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                  2016.     $0.96       $0.97          32,538
                  2015.     $1.02       $0.96          32,266
                  2014.     $1.07       $1.02          31,126
                  2013.     $0.90       $1.07          21,818
                  2012.     $0.78       $0.90          23,113
                  2011.     $1.00       $0.78          15,553
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                  2016.     $0.88       $0.90          51,802
                  2015.     $0.92       $0.88          42,529
                  2014.     $1.02       $0.92          38,301
                  2013.     $0.94       $1.02          26,035
                  2012.     $0.81       $0.94          16,699
                  2011.     $1.00       $0.81          22,191




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES SUB-ACCOUNT(O):
                  2016.      $1.02       $1.01        119,661
                  2015.      $1.03       $1.02        116,519
                  2014.      $1.00       $1.03         34,077
                  2013.      $1.05       $1.00         33,995
                  2012.      $1.05       $1.05         32,283
                  2011.      $1.00       $1.05         22,899
                CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                 SUB-ACCOUNT(AR):
                  2016.      $0.95       $0.98             --
                  2015.      $1.00       $0.95             --
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2016..     $1.63       $1.88        714,689
                  2015..     $1.73       $1.63        443,196
                  2014..     $1.63       $1.73        491,710
                  2013..     $1.30       $1.63        643,217
                  2012..     $1.13       $1.30        518,744
                  2011..     $1.15       $1.13        727,892
                  2010..     $1.02       $1.15        888,575
                  2009..     $0.80       $1.02        978,150
                  2008..     $1.43       $0.80        896,056
                  2007..     $1.46       $1.43        354,662
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2016..     $2.59       $2.84         40,426
                  2015..     $2.68       $2.59         33,784
                  2014..     $2.58       $2.68         72,573
                  2013..     $1.94       $2.58         68,332
                  2012..     $1.73       $1.94         53,770
                  2011..     $1.97       $1.73         38,198
                  2010..     $1.57       $1.97         44,779
                  2009..     $1.14       $1.57         40,402
                  2008..     $1.93       $1.14         25,694
                  2007..     $1.87       $1.93          6,132
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                  2016..     $1.68       $1.91         21,306
                  2015..     $1.81       $1.68         23,146
                  2014..     $1.72       $1.81         23,063
                  2013..     $1.37       $1.72         23,990
                  2012..     $1.22       $1.37         26,309
                  2011..     $1.26       $1.22         21,702
                  2010..     $1.16       $1.26         37,497
                  2009..     $0.93       $1.16         22,473
                  2008..     $1.52       $0.93         21,991
                  2007..     $1.50       $1.52         20,345
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                  2016..     $1.24       $1.59        597,517
                  2015..     $1.37       $1.24        309,094
                  2014..     $1.39       $1.37        320,075
                  2013..     $1.04       $1.39        279,923
                  2012..     $0.90       $1.04        339,972
                  2011..     $0.95       $0.90        330,651
                  2010..     $0.76       $0.95        368,589
                  2009..     $0.60       $0.76        342,832
                  2008..     $0.91       $0.60        181,647
                  2007..     $1.00       $0.91             --
                FRANKLIN SMALL-MID CAP GROWTH VIP
                 SUB-ACCOUNT(AD):
                  2016..     $1.88       $1.92         69,012
                  2015..     $1.98       $1.88         57,952
                  2014..     $1.88       $1.98         65,144
                  2013..     $1.38       $1.88         68,571
                  2012..     $1.27       $1.38         78,647
                  2011..     $1.37       $1.27         26,224
                  2010..     $1.09       $1.37         24,402
                  2009..     $0.78       $1.09         21,928
                  2008..     $1.38       $0.78          9,544
                  2007..     $1.36       $1.38          9,039

                2.00% Variable Account Charge Continued
                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(Z)(AN):
                  2016..     $0.97        $1.00               --
                  2015..     $1.06        $0.97               --
                  2014..     $1.04        $1.06           70,268
                  2013..     $1.00        $1.04          200,966
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(I)(T):
                  2016..     $1.00        $0.99          641,549
                  2015..     $1.03        $1.00          656,013
                  2014..     $1.05        $1.03          782,914
                  2013..     $1.07        $1.05          870,149
                  2012..     $1.06        $1.07        1,066,042
                  2011..     $1.02        $1.06          388,995
                  2010..     $1.00        $1.02           91,271
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(A)(L)(S)(V):
                  2016..     $1.26        $1.42           80,149
                  2015..     $1.42        $1.26           76,263
                  2014..     $1.32        $1.42           85,500
                  2013..     $1.01        $1.32          286,635
                  2012..     $0.88        $1.01           31,185
                  2011..     $0.89        $0.88           16,653
                  2010..     $0.74        $0.89               --
                  2009..     $0.54        $0.74               --
                  2008..     $0.95        $0.54               --
                  2007..     $1.00        $0.95               --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                  2016..     $1.81        $2.07          305,773
                  2015..     $1.96        $1.81          420,232
                  2014..     $1.84        $1.96          576,770
                  2013..     $1.38        $1.84          314,999
                  2012..     $1.18        $1.38          309,696
                  2011..     $1.23        $1.18          170,249
                  2010..     $1.09        $1.23           50,836
                  2009..     $0.87        $1.09            8,448
                  2008..     $1.37        $0.87            8,547
                  2007..     $1.43        $1.37            7,777
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(F)(P)(X):
                  2016..     $1.34        $1.51            7,040
                  2015..     $1.40        $1.34            6,128
                  2014..     $1.31        $1.40            6,213
                  2013..     $1.07        $1.31            6,364
                  2012..     $0.98        $1.07            6,702
                  2011..     $1.01        $0.98            3,465
                  2010..     $0.96        $1.01            3,495
                  2009..     $0.73        $0.96            3,523
                  2008..     $1.22        $0.73              313
                  2007..     $1.23        $1.22               --
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                  2016..     $1.90        $2.23          233,441
                  2015..     $2.01        $1.90            9,327
                  2014..     $1.86        $2.01            9,521
                  2013..     $1.42        $1.86           31,837
                  2012..     $1.27        $1.42           13,906
                  2011..     $1.32        $1.27           14,309
                  2010..     $1.20        $1.32            6,505
                  2009..     $0.99        $1.20            6,557
                  2008..     $1.49        $0.99               --
                  2007..     $1.49        $1.49               --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                  2016.     $1.24       $1.36         381,432
                  2015.     $1.34       $1.24         391,933
                  2014.     $1.34       $1.34         411,244
                  2013.     $1.00       $1.34         458,062
                  2012.     $0.89       $1.00         503,399
                  2011.     $0.92       $0.89         447,763
                  2010.     $0.73       $0.92         499,675
                  2009.     $0.62       $0.73         474,705
                  2008.     $0.92       $0.62         257,103
                  2007.     $1.00       $0.92              --
                IVY VIP ASSET STRATEGY SUB-ACCOUNT(B)(BA):
                  2016.     $2.45       $2.34         151,480
                  2015.     $2.73       $2.45         156,758
                  2014.     $2.94       $2.73         197,406
                  2013.     $2.39       $2.94         239,956
                  2012.     $2.05       $2.39         239,898
                  2011.     $2.25       $2.05         205,132
                  2010.     $2.12       $2.25         191,052
                  2009.     $1.73       $2.12         199,559
                  2008.     $2.37       $1.73         154,457
                  2007.     $1.96       $2.37          29,701
                IVY VIP BALANCED SUB-ACCOUNT(B)(BA):
                  2016.     $1.92       $1.92          96,894
                  2015.     $1.96       $1.92          93,090
                  2014.     $1.86       $1.96          95,913
                  2013.     $1.53       $1.86          90,401
                  2012.     $1.40       $1.53          83,852
                  2011.     $1.38       $1.40          76,143
                  2010.     $1.20       $1.38          22,531
                  2009.     $1.09       $1.20          25,240
                  2008.     $1.40       $1.09          10,573
                  2007.     $1.34       $1.40           5,381
                IVY VIP CORE EQUITY SUB-ACCOUNT(B)(BA):
                  2016.     $2.32       $2.36          82,818
                  2015.     $2.38       $2.32          84,401
                  2014.     $2.21       $2.38         351,204
                  2013.     $1.69       $2.21         173,350
                  2012.     $1.46       $1.69          17,615
                  2011.     $1.46       $1.46          16,962
                  2010.     $1.23       $1.46          12,262
                  2009.     $1.01       $1.23          22,623
                  2008.     $1.59       $1.01          10,552
                  2007.     $1.50       $1.59              --
                IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(AM)(BA):
                  2016.     $1.89       $1.80         334,849
                  2015.     $1.87       $1.89         312,012
                  2014.     $1.89       $1.87         338,464
                  2013.     $1.61       $1.89         313,086
                  2012.     $1.39       $1.61         331,118
                  2011.     $1.53       $1.39         169,086
                  2010.     $1.36       $1.53          70,189
                  2009.     $1.10       $1.36          18,691
                  2008.     $1.93       $1.10           3,274
                  2007.     $1.74       $1.93              --
                IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                  2016.     $0.94       $1.07       1,062,654
                  2015.     $1.03       $0.94       1,179,062
                  2014.     $1.03       $1.03       1,245,275
                  2013.     $1.00       $1.03           9,383

                2.00% Variable Account Charge Continued
                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                IVY VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(B)(G)(BA):
                  2016.      $1.84       $1.82        771,020
                  2015.      $1.89       $1.84        623,268
                  2014.      $1.90       $1.89        679,912
                  2013.      $1.55       $1.90        765,975
                  2012.      $1.40       $1.55        853,716
                  2011.      $1.66       $1.40        748,450
                  2010.      $1.48       $1.66        728,114
                  2009.      $1.10       $1.48        686,211
                  2008.      $1.95       $1.10        564,746
                  2007.      $1.85       $1.95        213,350
                IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016.      $1.99       $2.21         23,336
                  2015.      $2.24       $1.99         17,357
                  2014.      $2.33       $2.24         23,158
                  2013.      $1.51       $2.33         27,270
                  2012.      $1.38       $1.51         15,875
                  2011.      $1.51       $1.38          9,223
                  2010.      $1.09       $1.51         28,083
                  2009.      $0.79       $1.09         10,255
                  2008.      $1.55       $0.79             --
                  2007.      $1.52       $1.55             --
                IVY VIP MID CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016.      $2.20       $2.29        133,076
                  2015.      $2.38       $2.20        139,222
                  2014.      $2.25       $2.38        150,971
                  2013.      $1.77       $2.25        100,059
                  2012.      $1.59       $1.77        100,365
                  2011.      $1.63       $1.59         29,560
                  2010.      $1.26       $1.63         18,254
                  2009.      $0.88       $1.26          4,627
                  2008.      $1.41       $0.88          4,664
                  2007.      $1.35       $1.41             --
                IVY VIP NATURAL RESOURCES SUB-ACCOUNT(B)(BA)(BC):
                  2016..     $0.84       $1.01        502,294
                  2015..     $1.10       $0.84        125,452
                  2014..     $1.29       $1.10        108,781
                  2013..     $1.22       $1.29        107,383
                  2012..     $1.22       $1.22        125,579
                  2011..     $1.59       $1.22        118,938
                  2010..     $1.38       $1.59        116,344
                  2009..     $0.81       $1.38         91,588
                  2008..     $2.15       $0.81         99,998
                  2007..     $1.85       $2.15         44,059
                IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AA)(BA):
                  2016..     $1.04       $1.04             --
                  2015..     $1.06       $1.04             --
                  2014..     $1.05       $1.06             --
                  2013..     $1.00       $1.05             --
                IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016..     $1.04       $1.04             --
                  2015..     $1.07       $1.04             --
                  2014..     $1.05       $1.07             --
                  2013..     $1.00       $1.05             --
                IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016..     $1.02       $1.01        117,808
                  2015..     $1.05       $1.02        112,884
                  2014..     $1.04       $1.05             --
                  2013..     $1.00       $1.04             --




                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(B)(BA):
                  2016...     $3.10       $3.09         80,561
                  2015...     $3.26       $3.10         82,064
                  2014...     $3.23       $3.26         83,311
                  2013...     $2.11       $3.23         87,568
                  2012...     $1.68       $2.11         85,246
                  2011...     $1.82       $1.68         63,592
                  2010...     $1.65       $1.82         83,175
                  2009...     $1.17       $1.65         21,751
                  2008...     $1.80       $1.17         20,345
                  2007...     $1.66       $1.80         10,028
                IVY VIP SMALL CAP VALUE SUB-ACCOUNT(B)(BA)(BD):
                  2016...     $1.97       $2.49        102,334
                  2015...     $2.13       $1.97         83,187
                  2014...     $2.03       $2.13        102,467
                  2013...     $1.55       $2.03        111,277
                  2012...     $1.34       $1.55        126,867
                  2011...     $1.56       $1.34        155,217
                  2010...     $1.26       $1.56        170,397
                  2009...     $1.00       $1.26        184,128
                  2008...     $1.38       $1.00        207,524
                  2007...     $1.38       $1.38        143,490
                IVY VIP VALUE SUB-ACCOUNT(B)(BA):
                  2016...     $1.91       $2.08         67,933
                  2015...     $2.03       $1.91        231,734
                  2014...     $1.86       $2.03        235,642
                  2013...     $1.41       $1.86         23,125
                  2012...     $1.21       $1.41         17,863
                  2011...     $1.33       $1.21         18,359
                  2010...     $1.14       $1.33         22,101
                  2009...     $0.92       $1.14         26,765
                  2008...     $1.42       $0.92             --
                  2007...     $1.43       $1.42             --
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2016...     $1.97       $2.02         78,039
                  2015...     $2.01       $1.97         93,354
                  2014...     $1.89       $2.01        100,250
                  2013...     $1.61       $1.89        132,806
                  2012...     $1.45       $1.61        150,599
                  2011...     $1.46       $1.45        150,845
                  2010...     $1.38       $1.46         79,083
                  2009...     $1.12       $1.38         70,723
                  2008...     $1.36       $1.12          6,243
                  2007...     $1.32       $1.36          4,647
                JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                  2016...     $0.97       $0.98         51,349
                  2015...     $1.00       $0.97          1,873
                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2016...     $2.57       $2.57         90,515
                  2015...     $2.35       $2.57        192,726
                  2014...     $2.21       $2.35         96,585
                  2013...     $1.72       $2.21        253,389
                  2012...     $1.42       $1.72        124,210
                  2011...     $1.55       $1.42        115,283
                  2010...     $1.49       $1.55        134,649
                  2009...     $1.04       $1.49        137,467
                  2008...     $1.90       $1.04         96,752
                  2007...     $1.63       $1.90          5,207

                2.00% Variable Account Charge Continued
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                  2016.       $1.82       $1.67        406,656
                  2015.       $2.04       $1.82        322,119
                  2014.       $2.37       $2.04        343,379
                  2013.       $2.11       $2.37        373,330
                  2012.       $1.90       $2.11        397,018
                  2011.       $2.87       $1.90        450,344
                  2010.       $2.34       $2.87        471,863
                  2009.       $1.33       $2.34        527,642
                  2008.       $2.85       $1.33        491,889
                  2007.       $2.54       $2.85        151,044
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(A)(C):
                  2016.       $1.26       $1.46        275,799
                  2015.       $1.33       $1.26        282,970
                  2014.       $1.25       $1.33        290,164
                  2013.       $1.02       $1.25        326,690
                  2012.       $0.94       $1.02        347,767
                  2011.       $0.98       $0.94        272,076
                  2010.       $0.87       $0.98        303,952
                  2009.       $0.67       $0.87        282,828
                  2008.       $0.95       $0.67        159,475
                  2007.       $1.00       $0.95             --
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2016.       $1.62       $1.67             --
                  2015.       $1.59       $1.62             --
                  2014.       $1.49       $1.59             --
                  2013.       $1.11       $1.49             --
                  2012.       $0.97       $1.11             --
                  2011.       $1.06       $0.97             --
                  2010.       $0.83       $1.06             --
                  2009.       $0.60       $0.83             --
                  2008.       $1.27       $0.60             --
                  2007.       $1.24       $1.27             --
                MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(AR):
                  2016...     $0.96       $0.98         28,462
                  2015...     $1.00       $0.96          2,327
                MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(A)(H)(BE):
                  2016...     $0.60       $0.62        474,394
                  2015...     $0.68       $0.60        479,594
                  2014...     $0.73       $0.68        461,105
                  2013...     $0.75       $0.73        364,609
                  2012...     $0.64       $0.75        350,032
                  2011...     $0.80       $0.64        232,965
                  2010...     $0.68       $0.80        223,181
                  2009...     $0.41       $0.68        166,570
                  2008...     $0.97       $0.41         48,859
                  2007...     $1.00       $0.97             --
                MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AV):
                  2016...     $0.97       $1.05         49,544
                  2015...     $0.89       $0.97         53,930
                  2014...     $0.99       $1.01         54,991
                  2013...     $0.85       $0.99         85,742
                  2012...     $0.76       $0.85        119,905
                  2011...     $0.82       $0.76        104,635
                  2010...     $0.72       $0.82         20,488
                  2009...     $0.58       $0.72          5,114
                  2008...     $0.94       $0.58             --
                  2007...     $1.00       $0.94             --




                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AW):
                  2016.       $1.05       $1.12         917,441
                  2015.       $1.10       $1.05         868,898
                  2014.       $1.07       $1.10         453,988
                  2013.       $0.98       $1.07         563,816
                  2012.       $0.90       $0.98       1,238,725
                  2011.       $0.93       $0.90       1,351,504
                  2010.       $0.84       $0.93       1,440,189
                  2009.       $0.72       $0.84       1,571,328
                  2008.       $0.97       $0.72         194,470
                  2007.       $1.00       $0.97              --
                MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AX):
                  2016.       $1.05       $1.08         184,722
                  2015.       $1.09       $1.05         177,208
                  2014.       $1.08       $1.09         182,456
                  2013.       $1.07       $1.08         230,818
                  2012.       $1.04       $1.07         251,633
                  2011.       $1.03       $1.04         142,440
                  2010.       $0.98       $1.03         146,329
                  2009.       $0.93       $0.98         143,123
                  2008.       $1.01       $0.93              --
                  2007.       $1.00       $1.01              --
                MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AY):
                  2016.       $1.01       $1.09         671,269
                  2015.       $1.06       $1.01         693,914
                  2014.       $1.03       $1.06         705,794
                  2013.       $0.91       $1.03         796,145
                  2012.       $0.82       $0.91         808,562
                  2011.       $0.87       $0.82       1,447,480
                  2010.       $0.77       $0.87       1,580,537
                  2009.       $0.64       $0.77       1,590,717
                  2008.       $0.95       $0.64         281,942
                  2007.       $1.00       $0.95          67,566
                MORNINGSTAR INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AZ):
                  2016...     $1.05       $1.09         380,015
                  2015...     $1.09       $1.05         401,843
                  2014...     $1.07       $1.09         899,073
                  2013...     $1.02       $1.07         955,495
                  2012...     $0.96       $1.02         991,819
                  2011...     $0.97       $0.96         604,218
                  2010...     $0.74       $0.89         548,654
                  2009...     $0.57       $0.74         655,601
                  2008...     $0.96       $0.57         531,235
                  2007...     $1.00       $0.96           8,576
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT(A):
                  2016...     $1.29       $1.39           8,063
                  2015...     $1.33       $1.29          10,999
                  2014...     $1.23       $1.33          36,888
                  2013...     $0.91       $1.23          30,193
                  2012...     $0.84       $0.91           1,721
                  2011...     $0.89       $0.84              --
                  2010...     $0.74       $0.89           8,312
                  2009...     $0.57       $0.74              --
                  2008...     $0.96       $0.57              --
                  2007...     $1.00       $0.96              --

                2.00% Variable Account Charge Continued
                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(AB):
                  2016.     $2.03       $1.94         122,296
                  2015.     $2.01       $2.03          91,722
                  2014.     $2.21       $2.01          99,322
                  2013.     $1.79       $2.21          29,348
                  2012.     $1.50       $1.79          11,810
                  2011.     $1.66       $1.50          15,739
                  2010.     $1.48       $1.66           1,799
                  2009.     $1.08       $1.48           1,813
                  2008.     $1.94       $1.08              --
                  2007.     $1.87       $1.94              --
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(A)(N)(U):
                  2016.     $1.36       $1.57          34,374
                  2015.     $1.48       $1.36          40,183
                  2014.     $1.35       $1.48          40,954
                  2013.     $0.98       $1.35          42,579
                  2012.     $0.85       $0.98          48,404
                  2011.     $0.89       $0.85          25,937
                  2010.     $0.74       $0.89          20,191
                  2009.     $0.55       $0.74          20,389
                  2008.     $0.91       $0.55          13,011
                  2007.     $1.00       $0.91              --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(Z):
                  2016.     $1.00       $1.05              --
                  2015.     $1.08       $1.00              --
                  2014.     $1.04       $1.08              --
                  2013.     $1.00       $1.04              --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                  2016.     $0.99       $0.98         893,854
                  2015.     $1.00       $0.99         924,156
                  2014.     $1.02       $1.00       1,010,079
                  2013.     $1.04       $1.02       1,032,313
                  2012.     $1.00       $1.04       1,839,536
                  2011.     $1.01       $1.00         601,222
                  2010.     $1.00       $1.01          87,599
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                  2016.     $1.08       $1.09       1,402,667
                  2015.     $1.10       $1.08       1,525,309
                  2014.     $1.07       $1.10       1,628,053
                  2013.     $1.12       $1.07       1,536,190
                  2012.     $1.04       $1.12       2,554,547
                  2011.     $1.03       $1.04         840,795
                  2010.     $1.00       $1.03         261,738
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                  2016.     $1.64       $1.82          20,652
                  2015.     $1.72       $1.64          18,025
                  2014.     $1.56       $1.72          24,160
                  2013.     $1.20       $1.56          26,204
                  2012.     $1.03       $1.20          10,219
                  2011.     $1.03       $1.03          11,096
                  2010.     $0.93       $1.03           3,082
                  2009.     $0.74       $0.93           3,109
                  2008.     $1.36       $0.74           3,138
                  2007.     $1.42       $1.36              --
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2016.     $1.55       $1.75          13,874
                  2015.     $1.71       $1.55         179,514
                  2014.     $1.58       $1.71         329,222
                  2013.     $1.19       $1.58           9,606
                  2012.     $1.02       $1.19           7,832
                  2011.     $1.09       $1.02           8,471
                  2010.     $0.97       $1.09              --
                  2009.     $0.76       $0.97              --
                  2008.     $1.27       $0.76              --
                  2007.     $1.33       $1.27              --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                  2016.     $1.73       $1.74          24,492
                  2015.     $1.88       $1.73         170,559
                  2014.     $1.75       $1.88         310,897
                  2013.     $1.24       $1.75          17,415
                  2012.     $1.11       $1.24          21,968
                  2011.     $1.38       $1.11          19,046
                  2010.     $1.16       $1.38           6,208
                  2009.     $0.72       $1.16              --
                  2008.     $1.17       $0.72              --
                  2007.     $1.11       $1.17              --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2016.     $1.42       $1.36              --
                  2015.     $1.45       $1.42           3,575
                  2014.     $1.58       $1.45           7,232
                  2013.     $1.26       $1.58           7,520
                  2012.     $1.06       $1.26           9,931
                  2011.     $1.30       $1.06          11,278
                  2010.     $1.20       $1.30          12,584
                  2009.     $0.98       $1.20          12,414
                  2008.     $1.79       $0.98          11,567
                  2007.     $1.75       $1.79          11,395
                PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(M):
                  2016.     $1.87       $1.98          10,090
                  2015.     $1.92       $1.87         148,660
                  2014.     $1.72       $1.92         154,276
                  2013.     $1.29       $1.72          12,832
                  2012.     $1.13       $1.29          14,380
                  2011.     $1.21       $1.13           6,890
                  2010.     $1.03       $1.21              --
                  2009.     $0.80       $1.03              --
                  2008.     $1.33       $0.80              --
                  2007.     $1.28       $1.33              --
                SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                  2016.     $1.23       $1.26       2,146,542
                  2015.     $1.25       $1.23       2,139,654
                  2014.     $1.20       $1.25       2,330,892
                  2013.     $1.24       $1.20       2,642,273
                  2012.     $1.17       $1.24       2,644,846
                  2011.     $1.11       $1.17       2,822,263
                  2010.     $1.03       $1.11       3,384,835
                  2009.     $0.91       $1.03       3,184,996
                  2008.     $1.08       $0.91       2,793,183
                  2007.     $1.08       $1.08         858,243
                SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                 SUB-ACCOUNT(Z)(AT):
                  2016.     $1.06       $1.13          80,286
                  2015.     $1.12       $1.06          45,506
                  2014.     $1.06       $1.12          46,842
                  2013.     $1.00       $1.06              --
                SFT ADVANTUS GOVERNMENT MONEY MARKET
                 SUB-ACCOUNT(Q)(AU):
                  2016.     $0.90       $0.89         423,581
                  2015.     $0.92       $0.90         443,388
                  2014.     $0.94       $0.92         640,859
                  2013.     $0.96       $0.94         933,971
                  2012.     $0.98       $0.96       1,275,099
                  2011.     $1.00       $0.98       1,239,613
                  2010.     $1.02       $1.00         831,907
                  2009.     $1.04       $1.02         869,342
                  2008.     $1.04       $1.04       1,667,785
                  2007.     $1.03       $1.04         182,647

                2.00% Variable Account Charge Continued
                           UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                           BEGINNING OF  AT END OF  OUTSTANDING AT
                              PERIOD       PERIOD    END OF PERIOD
                           ------------- ---------- ---------------
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                  2016..       $2.26       $2.66         680,557
                  2015..       $2.37       $2.26         433,601
                  2014..       $2.21       $2.37         497,218
                  2013..       $1.70       $2.21         585,431
                  2012..       $1.48       $1.70         667,306
                  2011..       $1.55       $1.48         721,683
                  2010..       $1.25       $1.55         773,755
                  2009..       $0.94       $1.25         795,684
                  2008..       $1.51       $0.94         694,066
                  2007..       $1.49       $1.51         280,804
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                  2016..       $1.86       $2.03          35,483
                  2015..       $1.88       $1.86          17,124
                  2014..       $1.70       $1.88          22,863
                  2013..       $1.32       $1.70          23,659
                  2012..       $1.16       $1.32          13,145
                  2011..       $1.17       $1.16          18,448
                  2010..       $1.04       $1.17          14,589
                  2009..       $0.84       $1.04          14,857
                  2008..       $1.37       $0.84           6,854
                  2007..       $1.36       $1.37              --
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                  2016..       $1.36       $1.37         763,432
                  2015..       $1.45       $1.36         761,372
                  2014..       $1.45       $1.45         793,165
                  2013..       $1.48       $1.45         839,212
                  2012..       $1.30       $1.48         886,154
                  2011..       $1.33       $1.30         845,743
                  2010..       $1.19       $1.33         810,997
                  2009..       $1.03       $1.19         680,351
                  2008..       $1.01       $1.03         659,854
                  2007..       $0.98       $1.01         166,984
                SFT ADVANTUS MANAGED VOLATILITY EQUITY
                 SUB-ACCOUNT(AS):
                  2016..       $1.00       $1.02         100,960
                  2015..       $1.00       $1.00              --
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                  2016..       $1.10       $1.09         370,353
                  2015..       $1.09       $1.10         355,867
                  2014..       $1.05       $1.09         424,390
                  2013..       $1.09       $1.05         388,686
                  2012..       $1.08       $1.09         363,246
                  2011..       $1.03       $1.08         472,241
                  2010..       $0.98       $1.03         561,297
                  2009..       $0.93       $0.98         546,310
                  2008..       $1.09       $0.93         469,720
                  2007..       $1.10       $1.09         142,102
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(Q):
                  2016....     $2.45       $2.50         335,155
                  2015....     $2.38       $2.45         253,938
                  2014....     $1.86       $2.38         321,211
                  2013....     $1.88       $1.86         355,590
                  2012....     $1.62       $1.88         325,993
                  2011....     $1.57       $1.62         312,954
                  2010....     $1.24       $1.57         341,437
                  2009....     $1.02       $1.24         363,679
                  2008....     $1.63       $1.02         259,099
                  2007....     $1.73       $1.63         105,952
                SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                  2016....     $2.14       $2.12       1,396,848
                  2015....     $2.05       $2.14       1,507,607
                  2014....     $1.84       $2.05       1,611,299
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                  2016....     $1.79       $2.12          95,343
                  2015....     $1.89       $1.79          93,878
                  2014....     $1.77       $1.89         120,644




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                  2016.      $2.23       $2.29         115,318
                  2015.      $2.25       $2.23         207,788
                  2014.      $2.05       $2.25         113,301
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                  2016.      $2.09       $2.27       1,492,312
                  2015.      $2.18       $2.09       1,414,071
                  2014.      $2.04       $2.18       1,547,577
                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                  2016..     $1.51       $1.74          40,440
                  2015..     $1.92       $1.51          34,147
                  2014..     $2.13       $1.92          44,903
                  2013..     $2.20       $2.13          49,887
                  2012..     $1.98       $2.20          52,001
                  2011..     $2.40       $1.98          57,783
                  2010..     $2.08       $2.40          55,741
                  2009..     $1.23       $2.08          73,611
                  2008..     $2.66       $1.23          63,665
                  2007..     $2.33       $2.66          47,354
                TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                  2016..     $1.02       $1.06         124,567
                  2015..     $1.08       $1.02         122,095
                  2014..     $1.07       $1.08         124,089
                  2013..     $1.02       $1.07         146,713
                  2012..     $1.00       $1.02         157,007
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                  2016..     $0.96       $0.99              --
                  2015..     $1.03       $0.96              --
                  2014..     $1.03       $1.03              --
                  2013..     $1.00       $1.03              --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                  2016..     $1.02       $1.05         364,683
                  2015..     $1.14       $1.02         462,816
                  2014..     $1.15       $1.14         533,894
                  2013..     $1.01       $1.15         551,032
                  2012..     $1.00       $1.01         359,249
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(R):
                  2016..     $1.03       $1.08          80,120
                  2015..     $1.13       $1.03          83,020
                  2014..     $1.12       $1.13          84,647
                  2013..     $1.01       $1.12          87,919
                  2012..     $1.00       $1.01          91,261



                2.10% Variable Account Charge
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(Z)(AO)(AP):
                  2016.       $1.03       $1.04         7,673
                  2015.       $1.06       $1.03         7,925
                  2014.       $1.04       $1.06        15,554
                  2013.       $1.00       $1.04            --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(A)(AO)(AQ):
                  2016...     $0.55       $0.53            --
                  2015...     $0.55       $0.55            --
                  2014...     $0.60       $0.55            --
                  2013...     $0.50       $0.60            --
                  2012...     $0.45       $0.50            --
                  2011...     $0.57       $0.45            --
                  2010...     $0.55       $0.57            --
                  2009...     $0.42       $0.55            --
                  2008...     $0.92       $0.42            --
                  2007...     $1.00       $0.92            --

                2.10% Variable Account Charge Continued
                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                AMERICAN CENTURY VP INCOME & GROWTH
                 SUB-ACCOUNT:
                  2016.     $1.68       $1.86          7,083
                  2015.     $1.82       $1.68          5,661
                  2014.     $1.66       $1.82          5,761
                  2013.     $1.25       $1.66             --
                  2012.     $1.11       $1.25             --
                  2011.     $1.11       $1.11             --
                  2010.     $0.99       $1.11             --
                  2009.     $0.86       $0.99             --
                  2008.     $1.35       $0.86             --
                  2007.     $1.38       $1.35             --
                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT(A):
                  2016.     $1.11       $1.14        110,931
                  2015.     $1.17       $1.11        104,261
                  2014.     $1.15       $1.17         95,474
                  2013.     $1.29       $1.15         49,816
                  2012.     $1.22       $1.29         17,148
                  2011.     $1.12       $1.22         16,995
                  2010.     $1.09       $1.12         18,580
                  2009.     $1.01       $1.09             --
                  2008.     $1.05       $1.01             --
                  2007.     $1.00       $1.05             --
                AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                  2016.     $0.91       $0.92         52,458
                  2015.     $0.97       $0.91         43,046
                  2014.     $0.98       $0.97         26,628
                  2013.     $1.03       $0.98          5,808
                  2012.     $0.99       $1.03             --
                  2011.     $1.00       $0.99             --
                AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                  2016.     $1.31       $1.29         67,299
                  2015.     $1.25       $1.31         61,270
                  2014.     $1.25       $1.25         66,446
                  2013.     $0.99       $1.25             --
                  2012.     $0.82       $0.99             --
                  2011.     $1.00       $0.82             --
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                 SUB-ACCOUNT(O):
                  2016.     $1.08       $1.08         88,000
                  2015.     $1.10       $1.08         82,450
                  2014.     $1.10       $1.10         76,487
                  2013.     $0.88       $1.10             --
                  2012.     $0.76       $0.88             --
                  2011.     $1.00       $0.76             --
                AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                  2016.     $1.41       $1.51        233,210
                  2015.     $1.35       $1.41         16,231
                  2014.     $1.27       $1.35             --
                  2013.     $1.00       $1.27         22,148
                  2012.     $0.86       $1.00             --
                  2011.     $1.00       $0.86             --
                AMERICAN FUNDS IS: GROWTH INCOME SUB-ACCOUNT(O):
                  2016.     $1.46       $1.59        407,012
                  2015.     $1.47       $1.46        111,106
                  2014.     $1.36       $1.47         96,385
                  2013.     $1.04       $1.36             --
                  2012.     $0.90       $1.04             --
                  2011.     $1.00       $0.90             --
                AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                  2016.     $0.95       $0.96         85,929
                  2015.     $1.02       $0.95         82,263
                  2014.     $1.07       $1.02        112,517
                  2013.     $0.90       $1.07             --
                  2012.     $0.78       $0.90             --
                  2011.     $1.00       $0.78             --




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                  2016.      $0.87       $0.90         93,678
                  2015.      $0.92       $0.87         71,810
                  2014.      $1.02       $0.92         54,832
                  2013.      $0.93       $1.02          2,784
                  2012.      $0.81       $0.93             --
                  2011.      $1.00       $0.81             --
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES SUB-ACCOUNT(O):
                  2016.      $1.02       $1.01            988
                  2015.      $1.02       $1.02            956
                  2014.      $0.99       $1.02            974
                  2013.      $1.05       $0.99            991
                  2012.      $1.05       $1.05             --
                  2011.      $1.00       $1.05             --
                CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                 SUB-ACCOUNT(AR):
                  2016.      $0.95       $0.98          1,428
                  2015.      $1.00       $0.95          1,451
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2016..     $1.61       $1.85        471,114
                  2015..     $1.71       $1.61         84,846
                  2014..     $1.61       $1.71         86,739
                  2013..     $1.29       $1.61         69,090
                  2012..     $1.12       $1.29         52,998
                  2011..     $1.14       $1.12         57,067
                  2010..     $1.01       $1.14         58,851
                  2009..     $0.80       $1.01         51,942
                  2008..     $1.42       $0.80         50,336
                  2007..     $1.46       $1.42         47,242
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2016..     $2.55       $2.80         85,532
                  2015..     $2.65       $2.55         41,999
                  2014..     $2.55       $2.65         35,527
                  2013..     $1.92       $2.55            699
                  2012..     $1.71       $1.92            832
                  2011..     $1.96       $1.71            834
                  2010..     $1.56       $1.96            763
                  2009..     $1.14       $1.56            857
                  2008..     $1.92       $1.14            964
                  2007..     $1.86       $1.92            825
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                  2016..     $1.66       $1.89             --
                  2015..     $1.79       $1.66             --
                  2014..     $1.70       $1.79             --
                  2013..     $1.35       $1.70             --
                  2012..     $1.21       $1.35             --
                  2011..     $1.25       $1.21             --
                  2010..     $1.15       $1.25             --
                  2009..     $0.93       $1.15             --
                  2008..     $1.51       $0.93             --
                  2007..     $1.50       $1.51             --
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                  2016..     $1.23       $1.57        282,832
                  2015..     $1.36       $1.23         71,574
                  2014..     $1.38       $1.36         79,640
                  2013..     $1.03       $1.38         38,925
                  2012..     $0.89       $1.03          5,168
                  2011..     $0.95       $0.89          5,372
                  2010..     $0.75       $0.95          5,470
                  2009..     $0.60       $0.75             --
                  2008..     $0.91       $0.60             --
                  2007..     $1.00       $0.91             --

                2.10% Variable Account Charge Continued
                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                FRANKLIN SMALL-MID CAP GROWTH VIP
                 SUB-ACCOUNT(AD):
                  2016..     $1.86        $1.90           9,701
                  2015..     $1.95        $1.86              --
                  2014..     $1.86        $1.95              --
                  2013..     $1.37        $1.86              --
                  2012..     $1.26        $1.37              --
                  2011..     $1.36        $1.26              --
                  2010..     $1.09        $1.36              --
                  2009..     $0.77        $1.09              --
                  2008..     $1.37        $0.77              --
                  2007..     $1.36        $1.37              --
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(Z)(AN):
                  2016..     $0.97        $0.99              --
                  2015..     $1.05        $0.97              --
                  2014..     $1.03        $1.05          15,903
                  2013..     $1.00        $1.03              --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(I)(T):
                  2016..     $1.00        $0.99          25,943
                  2015..     $1.02        $1.00          16,845
                  2014..     $1.05        $1.02          13,701
                  2013..     $1.06        $1.05           6,028
                  2012..     $1.06        $1.06              --
                  2011..     $1.01        $1.06              --
                  2010..     $1.00        $1.01              --
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(A)(L)(S)(V):
                  2016..     $1.25        $1.41         201,943
                  2015..     $1.41        $1.25          62,331
                  2014..     $1.31        $1.41          58,243
                  2013..     $1.00        $1.31          10,424
                  2012..     $0.87        $1.00              --
                  2011..     $0.88        $0.87              --
                  2010..     $0.74        $0.88              --
                  2009..     $0.54        $0.74              --
                  2008..     $0.95        $0.54              --
                  2007..     $1.00        $0.95              --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                  2016..     $1.78        $2.04         213,590
                  2015..     $1.94        $1.78          94,736
                  2014..     $1.82        $1.94         100,733
                  2013..     $1.37        $1.82          31,205
                  2012..     $1.18        $1.37           3,037
                  2011..     $1.23        $1.18           3,169
                  2010..     $1.08        $1.23           3,180
                  2009..     $0.86        $1.08           3,219
                  2008..     $1.37        $0.86           3,318
                  2007..     $1.42        $1.37           3,022
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(F)(P)(X):
                  2016..     $1.32        $1.49              --
                  2015..     $1.39        $1.32              --
                  2014..     $1.30        $1.39              --
                  2013..     $1.06        $1.30              --
                  2012..     $0.97        $1.06              --
                  2011..     $1.01        $0.97              --
                  2010..     $0.95        $1.01              --
                  2009..     $0.73        $0.95              --
                  2008..     $1.21        $0.73              --
                  2007..     $1.23        $1.21              --




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                  2016..     $1.88       $2.20         84,887
                  2015..     $1.98       $1.88         35,329
                  2014..     $1.84       $1.98         35,577
                  2013..     $1.41       $1.84             --
                  2012..     $1.26       $1.41             --
                  2011..     $1.31       $1.26             --
                  2010..     $1.19       $1.31             --
                  2009..     $0.98       $1.19             --
                  2008..     $1.48       $0.98             --
                  2007..     $1.48       $1.48             --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                  2016..     $1.23       $1.35         52,650
                  2015..     $1.33       $1.23         48,786
                  2014..     $1.33       $1.33         56,328
                  2013..     $0.99       $1.33         29,575
                  2012..     $0.89       $0.99          5,220
                  2011..     $0.92       $0.89          5,304
                  2010..     $0.73       $0.92          5,641
                  2009..     $0.62       $0.73             --
                  2008..     $0.92       $0.62             --
                  2007..     $1.00       $0.92             --
                IVY VIP ASSET STRATEGY SUB-ACCOUNT(B)(BA):
                  2016..     $2.42       $2.31         25,633
                  2015..     $2.70       $2.42         23,010
                  2014..     $2.91       $2.70         23,291
                  2013..     $2.37       $2.91         26,021
                  2012..     $2.03       $2.37             --
                  2011..     $2.24       $2.03             --
                  2010..     $2.10       $2.24             --
                  2009..     $1.72       $2.10             --
                  2008..     $2.36       $1.72             --
                  2007..     $1.96       $2.36             --
                IVY VIP BALANCED SUB-ACCOUNT(B)(BA):
                  2016..     $1.89       $1.89         54,607
                  2015..     $1.94       $1.89         41,770
                  2014..     $1.84       $1.94         40,121
                  2013..     $1.52       $1.84             --
                  2012..     $1.39       $1.52             --
                  2011..     $1.37       $1.39             --
                  2010..     $1.20       $1.37             --
                  2009..     $1.08       $1.20             --
                  2008..     $1.40       $1.08             --
                  2007..     $1.34       $1.40             --
                IVY VIP CORE EQUITY SUB-ACCOUNT(B)(BA):
                  2016..     $2.29       $2.32        170,808
                  2015..     $2.35       $2.29         97,525
                  2014..     $2.19       $2.35         97,631
                  2013..     $1.68       $2.19         16,376
                  2012..     $1.44       $1.68             --
                  2011..     $1.45       $1.44             --
                  2010..     $1.22       $1.45             --
                  2009..     $1.01       $1.22             --
                  2008..     $1.58       $1.01             --
                  2007..     $1.50       $1.58             --
                IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(AM)(BA):
                  2016..     $1.87       $1.77         74,228
                  2015..     $1.84       $1.87         59,671
                  2014..     $1.87       $1.84         68,108
                  2013..     $1.60       $1.87         33,911
                  2012..     $1.38       $1.60             --
                  2011..     $1.52       $1.38             --
                  2010..     $1.36       $1.52             --
                  2009..     $1.09       $1.36             --
                  2008..     $1.93       $1.09             --
                  2007..     $1.73       $1.93             --

                2.10% Variable Account Charge Continued
                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                  2016.      $0.94       $1.07        211,715
                  2015.      $1.03       $0.94        194,210
                  2014.      $1.03       $1.03        204,023
                  2013.      $1.00       $1.03             --
                IVY VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(B)(G)(BA):
                  2016.      $1.82       $1.80        102,602
                  2015.      $1.87       $1.82         70,675
                  2014.      $1.88       $1.87         76,283
                  2013.      $1.54       $1.88         73,049
                  2012.      $1.39       $1.54         56,448
                  2011.      $1.65       $1.39         56,019
                  2010.      $1.47       $1.65         51,786
                  2009.      $1.10       $1.47         38,987
                  2008.      $1.94       $1.10         40,207
                  2007.      $1.84       $1.94         38,385
                IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016.      $1.97       $2.19          6,683
                  2015.      $2.22       $1.97          4,251
                  2014.      $2.30       $2.22          4,356
                  2013.      $1.49       $2.30            595
                  2012.      $1.36       $1.49             --
                  2011.      $1.50       $1.36             --
                  2010.      $1.09       $1.50             --
                  2009.      $0.79       $1.09             --
                  2008.      $1.54       $0.79             --
                  2007.      $1.51       $1.54             --
                IVY VIP MID CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016.      $2.17       $2.26         63,157
                  2015.      $2.36       $2.17         57,855
                  2014.      $2.23       $2.36         60,963
                  2013.      $1.75       $2.23         32,532
                  2012.      $1.58       $1.75             --
                  2011.      $1.62       $1.58             --
                  2010.      $1.26       $1.62             --
                  2009.      $0.88       $1.26             --
                  2008.      $1.40       $0.88             --
                  2007.      $1.35       $1.40             --
                IVY VIP NATURAL RESOURCES SUB-ACCOUNT(B)(BA)(BC):
                  2016..     $0.83       $1.00        192,463
                  2015..     $1.09       $0.83         15,932
                  2014..     $1.28       $1.09          1,090
                  2013..     $1.21       $1.28          1,109
                  2012..     $1.21       $1.21             --
                  2011..     $1.58       $1.21             --
                  2010..     $1.38       $1.58             --
                  2009..     $0.81       $1.38             --
                  2008..     $2.15       $0.81             --
                  2007..     $1.85       $2.15             --
                IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AA)(BA):
                  2016..     $1.04       $1.03             --
                  2015..     $1.06       $1.04             --
                  2014..     $1.04       $1.06             --
                  2013..     $1.00       $1.04             --
                IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016..     $1.04       $1.04             --
                  2015..     $1.07       $1.04             --
                  2014..     $1.05       $1.07             --
                  2013..     $1.00       $1.05             --
                IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016..     $1.02       $1.01          8,882
                  2015..     $1.05       $1.02             --
                  2014..     $1.04       $1.05             --
                  2013..     $1.00       $1.04             --




                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(B)(BA):
                  2016...     $3.06       $3.04         18,820
                  2015...     $3.22       $3.06          9,536
                  2014...     $3.19       $3.22         11,611
                  2013...     $2.09       $3.19          2,216
                  2012...     $1.67       $2.09             --
                  2011...     $1.81       $1.67             --
                  2010...     $1.64       $1.81             --
                  2009...     $1.16       $1.64             --
                  2008...     $1.79       $1.16             --
                  2007...     $1.66       $1.79             --
                IVY VIP SMALL CAP VALUE SUB-ACCOUNT(B)(BA)(BD):
                  2016...     $1.95       $2.46         33,513
                  2015...     $2.11       $1.95         24,970
                  2014...     $2.01       $2.11         25,720
                  2013...     $1.54       $2.01         18,961
                  2012...     $1.33       $1.54         20,519
                  2011...     $1.55       $1.33         21,638
                  2010...     $1.25       $1.55         20,952
                  2009...     $0.99       $1.25         20,005
                  2008...     $1.37       $0.99         20,376
                  2007...     $1.38       $1.37         21,171
                IVY VIP VALUE SUB-ACCOUNT(B)(BA):
                  2016...     $1.89       $2.05        128,025
                  2015...     $2.00       $1.89        119,100
                  2014...     $1.85       $2.00        114,224
                  2013...     $1.39       $1.85         21,527
                  2012...     $1.20       $1.39             --
                  2011...     $1.32       $1.20             --
                  2010...     $1.13       $1.32             --
                  2009...     $0.91       $1.13             --
                  2008...     $1.41       $0.91             --
                  2007...     $1.42       $1.41             --
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2016...     $1.95       $1.99         56,306
                  2015...     $1.98       $1.95         41,034
                  2014...     $1.87       $1.98         37,007
                  2013...     $1.60       $1.87             --
                  2012...     $1.44       $1.60             --
                  2011...     $1.45       $1.44             --
                  2010...     $1.37       $1.45             --
                  2009...     $1.11       $1.37             --
                  2008...     $1.35       $1.11             --
                  2007...     $1.31       $1.35             --
                JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                  2016...     $0.97       $0.97         24,772
                  2015...     $1.00       $0.97         25,681
                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2016...     $2.54       $2.54         27,666
                  2015...     $2.32       $2.54         27,239
                  2014...     $2.18       $2.32         26,090
                  2013...     $1.70       $2.18         14,226
                  2012...     $1.41       $1.70          1,068
                  2011...     $1.54       $1.41          1,156
                  2010...     $1.48       $1.54          1,100
                  2009...     $1.03       $1.48          1,029
                  2008...     $1.90       $1.03          1,194
                  2007...     $1.62       $1.90            947

                2.10% Variable Account Charge Continued
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                  2016.       $1.80       $1.64         39,133
                  2015.       $2.02       $1.80         26,282
                  2014.       $2.34       $2.02         33,619
                  2013.       $2.09       $2.34         26,835
                  2012.       $1.89       $2.09         23,871
                  2011.       $2.85       $1.89         21,414
                  2010.       $2.33       $2.85         16,920
                  2009.       $1.33       $2.33         12,926
                  2008.       $2.84       $1.33         15,002
                  2007.       $2.53       $2.84         13,243
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(A)(C):
                  2016.       $1.25       $1.45        113,897
                  2015.       $1.32       $1.25        113,755
                  2014.       $1.25       $1.32        122,539
                  2013.       $1.01       $1.25         38,341
                  2012.       $0.93       $1.01          5,050
                  2011.       $0.98       $0.93          5,021
                  2010.       $0.87       $0.98          5,084
                  2009.       $0.67       $0.87             --
                  2008.       $0.95       $0.67             --
                  2007.       $1.00       $0.95             --
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2016.       $1.60       $1.64             --
                  2015.       $1.57       $1.60             --
                  2014.       $1.48       $1.57             --
                  2013.       $1.10       $1.48          3,705
                  2012.       $0.96       $1.10             --
                  2011.       $1.05       $0.96             --
                  2010.       $0.83       $1.05             --
                  2009.       $0.60       $0.83             --
                  2008.       $1.26       $0.60             --
                  2007.       $1.23       $1.26             --
                MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(AR):
                  2016...     $0.96       $0.98          2,335
                  2015...     $1.00       $0.96          2,465
                MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(A)(H)(BE):
                  2016...     $0.59       $0.62        143,322
                  2015...     $0.68       $0.59        118,841
                  2014...     $0.72       $0.68        119,334
                  2013...     $0.75       $0.72         57,858
                  2012...     $0.64       $0.75          7,046
                  2011...     $0.79       $0.64          7,047
                  2010...     $0.68       $0.79          6,112
                  2009...     $0.41       $0.68             --
                  2008...     $0.97       $0.41             --
                  2007...     $1.00       $0.97             --
                MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AV):
                  2016...     $0.96       $1.04             --
                  2015...     $0.88       $0.96             --
                  2014...     $0.98       $1.01             --
                  2013...     $0.85       $0.98             --
                  2012...     $0.76       $0.85             --
                  2011...     $0.82       $0.76             --
                  2010...     $0.72       $0.82             --
                  2009...     $0.58       $0.72             --
                  2008...     $0.94       $0.58             --
                  2007...     $1.00       $0.94             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AW):
                  2016.     $1.04       $1.11            --
                  2015.     $1.09       $1.04            --
                  2014.     $1.07       $1.09            --
                  2013.     $0.97       $1.07            --
                  2012.     $0.90       $0.97            --
                  2011.     $0.92       $0.90            --
                  2010.     $0.84       $0.92            --
                  2009.     $0.72       $0.84            --
                  2008.     $0.97       $0.72            --
                  2007.     $1.00       $0.97            --
                MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AX):
                  2016.     $1.04       $1.07            --
                  2015.     $1.08       $1.04            --
                  2014.     $1.07       $1.08            --
                  2013.     $1.07       $1.07            --
                  2012.     $1.04       $1.07            --
                  2011.     $1.03       $1.04            --
                  2010.     $0.98       $1.03            --
                  2009.     $0.93       $0.98            --
                  2008.     $1.01       $0.93            --
                  2007.     $1.00       $1.01            --
                MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AY):
                  2016.     $1.01       $1.08        24,364
                  2015.     $1.05       $1.01            --
                  2014.     $1.03       $1.05            --
                  2013.     $0.90       $1.03            --
                  2012.     $0.82       $0.90            --
                  2011.     $0.86       $0.82            --
                  2010.     $0.77       $0.86            --
                  2009.     $0.64       $0.77            --
                  2008.     $0.95       $0.64            --
                  2007.     $1.00       $0.95            --
                MORNINGSTAR INCOME AND GROWTH ETF ASSET
                 ALLOCATION SUB-ACCOUNT(A)(AZ):
                  2016.     $1.04       $1.08            --
                  2015.     $1.08       $1.04            --
                  2014.     $1.07       $1.08            --
                  2013.     $1.01       $1.07            --
                  2012.     $0.96       $1.01            --
                  2011.     $0.97       $0.96            --
                  2010.     $0.90       $0.97            --
                  2009.     $0.82       $0.90            --
                  2008.     $0.99       $0.82            --
                  2007.     $1.00       $0.99            --
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT(A):
                  2016.     $1.28       $1.38         1,934
                  2015.     $1.32       $1.28         1,818
                  2014.     $1.22       $1.32         1,348
                  2013.     $0.91       $1.22         1,372
                  2012.     $0.84       $0.91            --
                  2011.     $0.88       $0.84            --
                  2010.     $0.73       $0.88            --
                  2009.     $0.57       $0.73            --
                  2008.     $0.96       $0.57            --
                  2007.     $1.00       $0.96            --

                2.10% Variable Account Charge Continued
                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(AB):
                  2016.     $2.01       $1.91         81,277
                  2015.     $1.99       $2.01         54,429
                  2014.     $2.19       $1.99         51,361
                  2013.     $1.78       $2.19         16,406
                  2012.     $1.49       $1.78            842
                  2011.     $1.65       $1.49            912
                  2010.     $1.47       $1.65            865
                  2009.     $1.08       $1.47            866
                  2008.     $1.93       $1.08            953
                  2007.     $1.86       $1.93            776
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(A)(N)(U):
                  2016.     $1.35       $1.56          4,569
                  2015.     $1.47       $1.35          2,735
                  2014.     $1.35       $1.47             --
                  2013.     $0.98       $1.35             --
                  2012.     $0.85       $0.98             --
                  2011.     $0.89       $0.85             --
                  2010.     $0.74       $0.89             --
                  2009.     $0.55       $0.74             --
                  2008.     $0.91       $0.55             --
                  2007.     $1.00       $0.91             --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(Z):
                  2016.     $0.99       $1.05          2,912
                  2015.     $1.07       $0.99          3,092
                  2014.     $1.04       $1.07         10,704
                  2013.     $1.00       $1.04          2,963
                PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                  2016.     $0.98       $0.97        223,257
                  2015.     $1.00       $0.98        106,810
                  2014.     $1.01       $1.00         50,625
                  2013.     $1.04       $1.01         18,850
                  2012.     $1.00       $1.04             --
                  2011.     $1.01       $1.00             --
                  2010.     $1.00       $1.01             --
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                  2016.     $1.07       $1.08        427,906
                  2015.     $1.09       $1.07        209,147
                  2014.     $1.07       $1.09        211,124
                  2013.     $1.12       $1.07         55,011
                  2012.     $1.04       $1.12             --
                  2011.     $1.03       $1.04             --
                  2010.     $1.00       $1.03             --
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                  2016.     $1.62       $1.80         92,766
                  2015.     $1.70       $1.62         73,636
                  2014.     $1.54       $1.70         74,536
                  2013.     $1.19       $1.54             --
                  2012.     $1.02       $1.19             --
                  2011.     $1.02       $1.02             --
                  2010.     $0.93       $1.02             --
                  2009.     $0.73       $0.93             --
                  2008.     $1.35       $0.73             --
                  2007.     $1.41       $1.35             --
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2016.     $1.53       $1.73            648
                  2015.     $1.69       $1.53          7,236
                  2014.     $1.56       $1.69         13,491
                  2013.     $1.18       $1.56             --
                  2012.     $1.01       $1.18             --
                  2011.     $1.08       $1.01             --
                  2010.     $0.96       $1.08             --
                  2009.     $0.76       $0.96             --
                  2008.     $1.26       $0.76             --
                  2007.     $1.33       $1.26             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                  2016.     $1.71       $1.72         35,116
                  2015.     $1.86       $1.71         24,876
                  2014.     $1.73       $1.86         22,183
                  2013.     $1.23       $1.73            997
                  2012.     $1.10       $1.23             --
                  2011.     $1.37       $1.10             --
                  2010.     $1.15       $1.37             --
                  2009.     $0.72       $1.15             --
                  2008.     $1.17       $0.72             --
                  2007.     $1.11       $1.17             --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2016.     $1.40       $1.34         13,298
                  2015.     $1.43       $1.40             --
                  2014.     $1.57       $1.43             --
                  2013.     $1.25       $1.57             --
                  2012.     $1.05       $1.25             --
                  2011.     $1.29       $1.05             --
                  2010.     $1.19       $1.29             --
                  2009.     $0.98       $1.19             --
                  2008.     $1.78       $0.98             --
                  2007.     $1.74       $1.78             --
                PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(M):
                  2016.     $1.85       $1.95         52,259
                  2015.     $1.90       $1.85         44,510
                  2014.     $1.71       $1.90         45,999
                  2013.     $1.28       $1.71            490
                  2012.     $1.12       $1.28             --
                  2011.     $1.20       $1.12             --
                  2010.     $1.03       $1.20             --
                  2009.     $0.79       $1.03             --
                  2008.     $1.32       $0.79             --
                  2007.     $1.28       $1.32             --
                SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                  2016.     $1.22       $1.24        345,690
                  2015.     $1.24       $1.22        275,567
                  2014.     $1.19       $1.24        243,088
                  2013.     $1.22       $1.19        146,457
                  2012.     $1.16       $1.22        132,419
                  2011.     $1.10       $1.16        127,958
                  2010.     $1.03       $1.10        134,923
                  2009.     $0.91       $1.03         98,833
                  2008.     $1.07       $0.91        105,106
                  2007.     $1.08       $1.07        113,642
                SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                 SUB-ACCOUNT(Z)(AT):
                  2016.     $1.06       $1.13        274,865
                  2015.     $1.12       $1.06        121,617
                  2014.     $1.06       $1.12        113,268
                  2013.     $1.00       $1.06             --
                SFT ADVANTUS GOVERNMENT MONEY MARKET
                 SUB-ACCOUNT(Q)(AU):
                  2016.     $0.89       $0.88         44,367
                  2015.     $0.91       $0.89         39,531
                  2014.     $0.93       $0.91         82,775
                  2013.     $0.95       $0.93         25,561
                  2012.     $0.97       $0.95         23,521
                  2011.     $0.99       $0.97         21,862
                  2010.     $1.01       $0.99         21,977
                  2009.     $1.03       $1.01         16,618
                  2008.     $1.03       $1.03         17,214
                  2007.     $1.03       $1.03         19,078

                2.10% Variable Account Charge Continued
                           UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                           BEGINNING OF  AT END OF  OUTSTANDING AT
                              PERIOD       PERIOD    END OF PERIOD
                           ------------- ---------- ---------------
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                  2016..       $2.24       $2.63        177,756
                  2015..       $2.35       $2.24         53,672
                  2014..       $2.19       $2.35         54,370
                  2013..       $1.69       $2.19         36,272
                  2012..       $1.47       $1.69         39,510
                  2011..       $1.53       $1.47         41,304
                  2010..       $1.24       $1.53         42,680
                  2009..       $0.93       $1.24         33,788
                  2008..       $1.50       $0.93         33,042
                  2007..       $1.49       $1.50         33,971
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                  2016..       $1.84       $2.01        166,026
                  2015..       $1.86       $1.84          2,727
                  2014..       $1.68       $1.86             --
                  2013..       $1.30       $1.68             --
                  2012..       $1.15       $1.30             --
                  2011..       $1.16       $1.15             --
                  2010..       $1.03       $1.16             --
                  2009..       $0.84       $1.03             --
                  2008..       $1.36       $0.84             --
                  2007..       $1.35       $1.36             --
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                  2016..       $1.34       $1.36        161,725
                  2015..       $1.43       $1.34        134,913
                  2014..       $1.44       $1.43        144,610
                  2013..       $1.47       $1.44         27,993
                  2012..       $1.29       $1.47          9,420
                  2011..       $1.32       $1.29          9,677
                  2010..       $1.18       $1.32          9,863
                  2009..       $1.03       $1.18          2,857
                  2008..       $1.01       $1.03          2,544
                  2007..       $0.98       $1.01          3,977
                SFT ADVANTUS MANAGED VOLATILITY EQUITY
                 SUB-ACCOUNT(AS):
                  2016..       $1.00       $1.02        518,484
                  2015..       $1.00       $1.00             --
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                  2016..       $1.09       $1.08         88,240
                  2015..       $1.08       $1.09         75,678
                  2014..       $1.04       $1.08         52,005
                  2013..       $1.08       $1.04         17,969
                  2012..       $1.07       $1.08          8,207
                  2011..       $1.02       $1.07          7,743
                  2010..       $0.98       $1.02          8,224
                  2009..       $0.92       $0.98          1,669
                  2008..       $1.08       $0.92          1,381
                  2007..       $1.10       $1.08          1,789
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(Q):
                  2016....     $2.42       $2.47        135,509
                  2015....     $2.35       $2.42         89,922
                  2014....     $1.84       $2.35         89,912
                  2013....     $1.86       $1.84         35,364
                  2012....     $1.61       $1.86         16,269
                  2011....     $1.56       $1.61         17,594
                  2010....     $1.24       $1.56         18,095
                  2009....     $1.01       $1.24         15,013
                  2008....     $1.62       $1.01         12,695
                  2007....     $1.72       $1.62         13,331
                SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                  2016....     $2.12       $2.09        149,984
                  2015....     $2.02       $2.12        135,866
                  2014....     $1.82       $2.02        156,801
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                  2016....     $1.77       $2.09         62,596
                  2015....     $1.87       $1.77         50,310
                  2014....     $1.75       $1.87         43,553




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                  2016.      $2.20       $2.26        51,471
                  2015.      $2.23       $2.20        36,818
                  2014.      $2.03       $2.23        33,572
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                  2016.      $2.07       $2.24        77,759
                  2015.      $2.15       $2.07        61,584
                  2014.      $2.01       $2.15        74,113
                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                  2016..     $1.49       $1.72        86,549
                  2015..     $1.90       $1.49        17,951
                  2014..     $2.11       $1.90        14,101
                  2013..     $2.18       $2.11        16,976
                  2012..     $1.97       $2.18        15,721
                  2011..     $2.39       $1.97        15,824
                  2010..     $2.07       $2.39        14,293
                  2009..     $1.23       $2.07        13,571
                  2008..     $2.65       $1.23        14,845
                  2007..     $2.32       $2.65        13,112
                TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                  2016..     $1.01       $1.05        14,936
                  2015..     $1.08       $1.01         6,056
                  2014..     $1.07       $1.08         5,845
                  2013..     $1.01       $1.07         5,552
                  2012..     $1.00       $1.01            --
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                  2016..     $0.96       $0.99            --
                  2015..     $1.03       $0.96            --
                  2014..     $1.03       $1.03            --
                  2013..     $1.00       $1.03            --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                  2016..     $1.01       $1.05            --
                  2015..     $1.14       $1.01            --
                  2014..     $1.15       $1.14            --
                  2013..     $1.01       $1.15            --
                  2012..     $1.00       $1.01            --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(R):
                  2016..     $1.03       $1.07         6,864
                  2015..     $1.12       $1.03         6,855
                  2014..     $1.12       $1.12         6,846
                  2013..     $1.01       $1.12         6,863
                  2012..     $1.00       $1.01            --



                2.15% Variable Account Charge
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(Z)(AO)(AP):
                  2016.       $1.03       $1.04            --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(A)(AO)(AQ):
                  2016...     $0.55       $0.53            --
                AMERICAN CENTURY VP INCOME & GROWTH
                 SUB-ACCOUNT:
                  2016...     $1.67       $1.85            --
                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT(A):
                  2016...     $1.11       $1.13        29,180
                AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                  2016...     $0.91       $0.92         2,555
                AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                  2016...     $1.31       $1.29            --

                2.15% Variable Account Charge Continued
                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                 SUB-ACCOUNT(O):
                  2016..     $1.08        $1.08              --
                AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                  2016..     $1.41        $1.51              --
                AMERICAN FUNDS IS: GROWTH INCOME SUB-ACCOUNT(O):
                  2016..     $1.46        $1.59          29,424
                AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                  2016..     $0.95        $0.96              --
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                  2016..     $0.87        $0.90          21,555
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES SUB-ACCOUNT(O):
                  2016..     $1.01        $1.00              --
                CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                 SUB-ACCOUNT(AR):
                  2016..     $0.95        $0.98              --
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2016..     $1.60        $1.84         133,798
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2016..     $2.54        $2.78          42,876
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                  2016..     $1.65        $1.88              --
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                  2016..     $1.23        $1.56           9,184
                FRANKLIN SMALL-MID CAP GROWTH VIP
                 SUB-ACCOUNT(AD):
                  2016..     $1.85        $1.89              --
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(Z)(AN):
                  2016..     $0.97        $0.99          18,272
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(I)(T):
                  2016..     $0.99        $0.98          12,069
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(A)(L)(S)(V):
                  2016..     $1.24        $1.40              --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                  2016..     $1.77        $2.03           4,817
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(F)(P)(X):
                  2016..     $1.31        $1.48          38,161
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                  2016..     $1.87        $2.18              --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                  2016..     $1.22        $1.34           5,435
                IVY VIP ASSET STRATEGY SUB-ACCOUNT(B)(BA):
                  2016..     $2.41        $2.29          18,827
                IVY VIP BALANCED SUB-ACCOUNT(B)(BA):
                  2016..     $1.81        $1.88          42,038
                IVY VIP CORE EQUITY SUB-ACCOUNT(B)(BA):
                  2016..     $2.14        $2.31           6,870
                IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(AM)(BA):
                  2016..     $1.72        $1.76          18,039
                IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                  2016..     $1.71        $1.07         262,556
                IVY VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(B)(G)(BA):
                  2016..     $1.80        $1.79          96,649
                IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016..     $1.91        $2.17              --




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                IVY VIP MID CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016.      $2.16       $2.25            --
                IVY VIP NATURAL RESOURCES SUB-ACCOUNT(B)(BA)(BC):
                  2016..     $0.82       $1.00         5,460
                IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AA)(BA):
                  2016..     $1.03       $1.03            --
                IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016..     $1.04       $1.04            --
                IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016..     $1.02       $1.01            --
                IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(B)(BA):
                  2016..     $3.04       $3.02         9,480
                IVY VIP SMALL CAP VALUE SUB-ACCOUNT(B)(BA)(BD):
                  2016..     $1.94       $2.45        27,888
                IVY VIP VALUE SUB-ACCOUNT(B)(BA):
                  2016..     $1.72       $2.04         6,190
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2016..     $1.94       $1.98            --
                JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                  2016..     $0.97       $0.97            --
                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2016..     $2.53       $2.52         6,957
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                  2016..     $1.79       $1.63        37,865
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(A)(C):
                  2016..     $1.24       $1.44         5,049
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2016..     $1.60       $1.63            --
                MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(AR):
                  2016..     $0.96       $0.98            --
                MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(A)(H)(BE):
                  2016..     $0.59       $0.61        22,043
                MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                 ALLOCATION SUB-ACCOUNT(A)(AV):
                  2016..     $0.95       $1.04            --
                MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AW):
                  2016..     $1.04       $1.10            --
                MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AX):
                  2016..     $1.04       $1.06            --
                MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AY):
                  2016..     $1.00       $1.08            --
                MORNINGSTAR INCOME AND GROWTH ETF ASSET
                 ALLOCATION SUB-ACCOUNT(A)(AZ):
                  2016..     $1.03       $1.08        32,359
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT(A):
                  2016..     $1.28       $1.37            --
                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(AB):
                  2016..     $1.99       $1.90        23,395
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(A)(N)(U):
                  2016..     $1.35       $1.55            --

                2.15% Variable Account Charge Continued
                           UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                           BEGINNING OF  AT END OF  OUTSTANDING AT
                              PERIOD       PERIOD    END OF PERIOD
                           ------------- ---------- ---------------
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(Z):
                  2016..       $0.99       $1.05             --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                  2016..       $0.98       $0.97         22,232
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                  2016..       $1.07       $1.07         19,801
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                  2016..       $1.61       $1.79             --
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2016..       $1.52       $1.72             --
                PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                  2016..       $1.70       $1.70             --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2016..       $1.39       $1.33         24,783
                PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(M):
                  2016..       $1.84       $1.94             --
                SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                  2016..       $1.21       $1.23        184,180
                SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                 SUB-ACCOUNT(Z)(AT):
                  2016..       $1.06       $1.13             --
                SFT ADVANTUS GOVERNMENT MONEY MARKET
                 SUB-ACCOUNT(Q)(AU):
                  2016..       $0.89       $0.87         37,561
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                  2016..       $2.22       $2.61         47,788
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                  2016..       $1.83       $2.00             --
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                  2016..       $1.34       $1.35         42,534
                SFT ADVANTUS MANAGED VOLATILITY EQUITY
                 SUB-ACCOUNT(AS):
                  2016..       $1.00       $1.02             --
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                  2016..       $1.08       $1.07         47,788
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(Q):
                  2016....     $2.40       $2.45         30,366
                SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                  2016....     $2.10       $2.08        164,978
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                  2016....     $1.75       $2.08         31,453
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                  2016....     $2.19       $2.25          6,874
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                  2016....     $2.05       $2.22         69,489
                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                  2016....     $1.48       $1.70         19,579
                TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                  2016....     $1.01       $1.05             --
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                  2016....     $0.96       $0.98        114,662
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                  2016....     $1.01       $1.04             --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(R):
                  2016....     $1.03       $1.07             --





                2.20% Variable Account Charge
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(Z)(AO)(AP):
                  2016.       $1.03       $1.04             --
                  2015.       $1.06       $1.03             --
                  2014.       $1.04       $1.06             --
                  2013.       $1.00       $1.04             --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(A)(AO)(AQ):
                  2016...     $0.55       $0.53             --
                  2015...     $0.54       $0.55             --
                  2014...     $0.60       $0.54             --
                  2013...     $0.50       $0.60             --
                  2012...     $0.44       $0.50             --
                  2011...     $0.56       $0.44             --
                  2010...     $0.55       $0.56         72,248
                  2009...     $0.42       $0.55             --
                  2008...     $0.92       $0.42             --
                  2007...     $1.00       $0.92             --
                AMERICAN CENTURY VP INCOME & GROWTH
                 SUB-ACCOUNT:
                  2016...     $1.66       $1.83             --
                  2015...     $1.80       $1.66             --
                  2014...     $1.64       $1.80             --
                  2013...     $1.24       $1.64             --
                  2012...     $1.10       $1.24             --
                  2011...     $1.10       $1.10             --
                  2010...     $0.99       $1.10             --
                  2009...     $0.86       $0.99             --
                  2008...     $1.34       $0.86             --
                  2007...     $1.37       $1.34             --
                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT(A):
                  2016...     $1.11       $1.13         61,778
                  2015...     $1.16       $1.11        131,045
                  2014...     $1.15       $1.16        135,010
                  2013...     $1.28       $1.15        137,776
                  2012...     $1.22       $1.28        145,659
                  2011...     $1.12       $1.22        109,583
                  2010...     $1.09       $1.12         74,309
                  2009...     $1.01       $1.09         48,057
                  2008...     $1.05       $1.01         14,885
                  2007...     $1.00       $1.05             --
                AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                  2016...     $0.91       $0.91             --
                  2015...     $0.97       $0.91             --
                  2014...     $0.98       $0.97             --
                  2013...     $1.03       $0.98             --
                  2012...     $0.99       $1.03             --
                  2011...     $1.00       $0.99             --
                AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                  2016...     $1.31       $1.29             --
                  2015...     $1.25       $1.31             --
                  2014...     $1.25       $1.25             --
                  2013...     $0.99       $1.25             --
                  2012...     $0.82       $0.99             --
                  2011...     $1.00       $0.82             --
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                 SUB-ACCOUNT(O):
                  2016...     $1.08       $1.08         13,296
                  2015...     $1.10       $1.08         16,623
                  2014...     $1.10       $1.10             --
                  2013...     $0.88       $1.10             --
                  2012...     $0.76       $0.88             --
                  2011...     $1.00       $0.76             --

                2.20% Variable Account Charge Continued
                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                  2016.      $1.40       $1.50         27,160
                  2015.      $1.34       $1.40             --
                  2014.      $1.27       $1.34             --
                  2013.      $0.99       $1.27             --
                  2012.      $0.86       $0.99             --
                  2011.      $1.00       $0.86             --
                AMERICAN FUNDS IS: GROWTH INCOME SUB-ACCOUNT(O):
                  2016.      $1.45       $1.58         10,978
                  2015.      $1.46       $1.45          3,293
                  2014.      $1.35       $1.46          3,332
                  2013.      $1.04       $1.35          3,371
                  2012.      $0.90       $1.04            636
                  2011.      $1.00       $0.90             --
                AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                  2016.      $0.95       $0.96             --
                  2015.      $1.01       $0.95             --
                  2014.      $1.06       $1.01             --
                  2013.      $0.89       $1.06             --
                  2012.      $0.78       $0.89             --
                  2011.      $1.00       $0.78             --
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                  2016.      $0.87       $0.89         20,234
                  2015.      $0.92       $0.87         34,074
                  2014.      $1.02       $0.92         34,417
                  2013.      $0.93       $1.02         34,763
                  2012.      $0.81       $0.93             --
                  2011.      $1.00       $0.81             --
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES SUB-ACCOUNT(O):
                  2016.      $1.01       $1.00             --
                  2015.      $1.02       $1.01             --
                  2014.      $0.99       $1.02             --
                  2013.      $1.05       $0.99             --
                  2012.      $1.05       $1.05             --
                  2011.      $1.00       $1.05             --
                CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                 SUB-ACCOUNT(AR):
                  2016.      $0.95       $0.98         18,285
                  2015.      $1.00       $0.95             --
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2016..     $1.59       $1.83        330,984
                  2015..     $1.69       $1.59        278,954
                  2014..     $1.60       $1.69        291,677
                  2013..     $1.28       $1.60        314,220
                  2012..     $1.11       $1.28        377,552
                  2011..     $1.13       $1.11        408,691
                  2010..     $1.01       $1.13        431,986
                  2009..     $0.79       $1.01        453,230
                  2008..     $1.42       $0.79        409,741
                  2007..     $1.45       $1.42        349,390
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2016..     $2.52       $2.76         61,534
                  2015..     $2.62       $2.52         47,157
                  2014..     $2.53       $2.62         48,136
                  2013..     $1.90       $2.53         60,909
                  2012..     $1.70       $1.90         71,908
                  2011..     $1.95       $1.70         73,749
                  2010..     $1.55       $1.95         75,089
                  2009..     $1.13       $1.55         78,008
                  2008..     $1.92       $1.13         65,540
                  2007..     $1.85       $1.92         79,472




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                  2016..     $1.64        $1.86           9,020
                  2015..     $1.77        $1.64           7,090
                  2014..     $1.68        $1.77           7,161
                  2013..     $1.34        $1.68           7,233
                  2012..     $1.20        $1.34           9,767
                  2011..     $1.24        $1.20           2,514
                  2010..     $1.14        $1.24           2,498
                  2009..     $0.93        $1.14           2,455
                  2008..     $1.50        $0.93           2,548
                  2007..     $1.49        $1.50           2,389
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                  2016..     $1.22        $1.56          69,272
                  2015..     $1.35        $1.22          98,223
                  2014..     $1.37        $1.35          98,187
                  2013..     $1.03        $1.37          95,636
                  2012..     $0.89        $1.03         107,381
                  2011..     $0.94        $0.89          97,551
                  2010..     $0.75        $0.94          78,741
                  2009..     $0.60        $0.75          78,455
                  2008..     $0.91        $0.60          47,773
                  2007..     $1.00        $0.91              --
                FRANKLIN SMALL-MID CAP GROWTH VIP
                 SUB-ACCOUNT(AD):
                  2016..     $1.84        $1.87           3,695
                  2015..     $1.93        $1.84           2,685
                  2014..     $1.84        $1.93           2,720
                  2013..     $1.36        $1.84           2,796
                  2012..     $1.25        $1.36           4,277
                  2011..     $1.35        $1.25           4,481
                  2010..     $1.08        $1.35           4,395
                  2009..     $0.77        $1.08           4,896
                  2008..     $1.37        $0.77           9,410
                  2007..     $1.35        $1.37           9,580
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(Z)(AN):
                  2016..     $0.97        $0.99              --
                  2015..     $1.05        $0.97              --
                  2014..     $1.03        $1.05              --
                  2013..     $1.00        $1.03              --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(I)(T):
                  2016..     $0.99        $0.98         140,911
                  2015..     $1.02        $0.99         165,583
                  2014..     $1.04        $1.02         179,902
                  2013..     $1.06        $1.04         181,438
                  2012..     $1.05        $1.06         186,015
                  2011..     $1.01        $1.05         147,359
                  2010..     $1.00        $1.01          21,597
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(A)(L)(S)(V):
                  2016..     $1.24        $1.40          15,579
                  2015..     $1.40        $1.24           9,667
                  2014..     $1.31        $1.40           9,765
                  2013..     $1.00        $1.31              --
                  2012..     $0.87        $1.00              --
                  2011..     $0.88        $0.87              --
                  2010..     $0.74        $0.88              --
                  2009..     $0.54        $0.74              --
                  2008..     $0.95        $0.54              --
                  2007..     $1.00        $0.95              --

                2.20% Variable Account Charge Continued
                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                  2016..     $1.76        $2.02          51,810
                  2015..     $1.92        $1.76          56,946
                  2014..     $1.80        $1.92          58,595
                  2013..     $1.36        $1.80          60,967
                  2012..     $1.17        $1.36          65,464
                  2011..     $1.22        $1.17          43,750
                  2010..     $1.08        $1.22          19,967
                  2009..     $0.86        $1.08          16,626
                  2008..     $1.36        $0.86          25,407
                  2007..     $1.42        $1.36          34,682
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(F)(P)(X):
                  2016..     $1.31        $1.47          19,705
                  2015..     $1.37        $1.31          16,339
                  2014..     $1.29        $1.37          15,678
                  2013..     $1.05        $1.29          16,485
                  2012..     $0.96        $1.05          17,443
                  2011..     $1.00        $0.96          17,923
                  2010..     $0.95        $1.00          15,685
                  2009..     $0.73        $0.95          14,689
                  2008..     $1.21        $0.73          15,505
                  2007..     $1.22        $1.21          14,582
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                  2016..     $1.85        $2.17              --
                  2015..     $1.96        $1.85              --
                  2014..     $1.82        $1.96              --
                  2013..     $1.39        $1.82              --
                  2012..     $1.25        $1.39              --
                  2011..     $1.30        $1.25              --
                  2010..     $1.19        $1.30              --
                  2009..     $0.98        $1.19              --
                  2008..     $1.47        $0.98              --
                  2007..     $1.48        $1.47              --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                  2016..     $1.22        $1.33          85,525
                  2015..     $1.32        $1.22         103,263
                  2014..     $1.32        $1.32         106,753
                  2013..     $0.99        $1.32         121,164
                  2012..     $0.89        $0.99         139,553
                  2011..     $0.92        $0.89         120,684
                  2010..     $0.73        $0.92          96,164
                  2009..     $0.62        $0.73         101,886
                  2008..     $0.92        $0.62          74,023
                  2007..     $1.00        $0.92              --
                IVY VIP ASSET STRATEGY SUB-ACCOUNT(B)(BA):
                  2016..     $2.39        $2.28          75,231
                  2015..     $2.67        $2.39          63,486
                  2014..     $2.88        $2.67          61,269
                  2013..     $2.35        $2.88          62,805
                  2012..     $2.02        $2.35          76,688
                  2011..     $2.22        $2.02          85,759
                  2010..     $2.09        $2.22         119,550
                  2009..     $1.71        $2.09          92,101
                  2008..     $2.35        $1.71          58,844
                  2007..     $1.95        $2.35          74,510
                IVY VIP BALANCED SUB-ACCOUNT(B)(BA):
                  2016..     $1.87        $1.87          60,591
                  2015..     $1.92        $1.87          82,473
                  2014..     $1.82        $1.92          84,580
                  2013..     $1.51        $1.82          86,550
                  2012..     $1.38        $1.51          79,506
                  2011..     $1.36        $1.38          60,295
                  2010..     $1.19        $1.36          63,967
                  2009..     $1.07        $1.19          65,581
                  2008..     $1.39        $1.07          18,559
                  2007..     $1.33        $1.39          21,747




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                IVY VIP CORE EQUITY SUB-ACCOUNT(B)(BA):
                  2016.     $2.26       $2.29         12,949
                  2015.     $2.33       $2.26         75,655
                  2014.     $2.17       $2.33         86,908
                  2013.     $1.66       $2.17         77,529
                  2012.     $1.43       $1.66         13,966
                  2011.     $1.44       $1.43         15,184
                  2010.     $1.22       $1.44         15,509
                  2009.     $1.00       $1.22          4,815
                  2008.     $1.57       $1.00             --
                  2007.     $1.49       $1.57             --
                IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(AM)(BA):
                  2016.     $1.85       $1.75         37,554
                  2015.     $1.82       $1.85         57,458
                  2014.     $1.85       $1.82         59,897
                  2013.     $1.58       $1.85         65,384
                  2012.     $1.37       $1.58         67,152
                  2011.     $1.51       $1.37         50,620
                  2010.     $1.35       $1.51         16,785
                  2009.     $1.09       $1.35          4,761
                  2008.     $1.92       $1.09          4,809
                  2007.     $1.72       $1.92          4,857
                IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                  2016.     $0.94       $1.06        333,571
                  2015.     $1.02       $0.94        417,785
                  2014.     $1.03       $1.02        422,714
                  2013.     $1.00       $1.03             --
                IVY VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(B)(G)(BA):
                  2016.     $1.79       $1.77        361,617
                  2015.     $1.85       $1.79        270,655
                  2014.     $1.87       $1.85        277,040
                  2013.     $1.53       $1.87        287,665
                  2012.     $1.38       $1.53        349,450
                  2011.     $1.63       $1.38        320,883
                  2010.     $1.46       $1.63        301,851
                  2009.     $1.09       $1.46        295,052
                  2008.     $1.94       $1.09        251,419
                  2007.     $1.83       $1.94        198,766
                IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016.     $1.95       $2.16          2,962
                  2015.     $2.19       $1.95          1,848
                  2014.     $2.28       $2.19          1,866
                  2013.     $1.48       $2.28          1,885
                  2012.     $1.35       $1.48          1,904
                  2011.     $1.49       $1.35          6,787
                  2010.     $1.08       $1.49          6,856
                  2009.     $0.78       $1.08          1,962
                  2008.     $1.54       $0.78             --
                  2007.     $1.51       $1.54             --
                IVY VIP MID CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016.     $2.15       $2.23          2,530
                  2015.     $2.33       $2.15         11,523
                  2014.     $2.21       $2.33         11,639
                  2013.     $1.74       $2.21         11,668
                  2012.     $1.57       $1.74         13,150
                  2011.     $1.61       $1.57             --
                  2010.     $1.25       $1.61          8,464
                  2009.     $0.87       $1.25             --
                  2008.     $1.40       $0.87             --
                  2007.     $1.34       $1.40             --

                2.20% Variable Account Charge Continued
                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                IVY VIP NATURAL RESOURCES SUB-ACCOUNT(B)(BA)(BC):
                  2016..     $0.82       $0.99        149,251
                  2015..     $1.08       $0.82        146,825
                  2014..     $1.27       $1.08        124,850
                  2013..     $1.20       $1.27        109,117
                  2012..     $1.21       $1.20        111,279
                  2011..     $1.57       $1.21         99,768
                  2010..     $1.37       $1.57         90,050
                  2009..     $0.81       $1.37         85,637
                  2008..     $2.14       $0.81         78,003
                  2007..     $1.85       $2.14         52,690
                IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AA)(BA):
                  2016..     $1.03       $1.03             --
                  2015..     $1.06       $1.03             --
                  2014..     $1.04       $1.06             --
                  2013..     $1.00       $1.04             --
                IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016..     $1.04       $1.04             --
                  2015..     $1.07       $1.04             --
                  2014..     $1.05       $1.07             --
                  2013..     $1.00       $1.05             --
                IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016..     $1.02       $1.01             --
                  2015..     $1.04       $1.02             --
                  2014..     $1.04       $1.04             --
                  2013..     $1.00       $1.04             --
                IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(B)(BA):
                  2016..     $3.02       $3.00         21,824
                  2015..     $3.18       $3.02         18,140
                  2014..     $3.16       $3.18         17,987
                  2013..     $2.07       $3.16         14,266
                  2012..     $1.65       $2.07         19,820
                  2011..     $1.79       $1.65         19,537
                  2010..     $1.63       $1.79         21,905
                  2009..     $1.16       $1.63         19,111
                  2008..     $1.79       $1.16         15,764
                  2007..     $1.65       $1.79         16,727
                IVY VIP SMALL CAP VALUE SUB-ACCOUNT(B)(BA)(BD):
                  2016..     $1.93       $2.43         67,304
                  2015..     $2.09       $1.93         51,225
                  2014..     $1.99       $2.09         54,913
                  2013..     $1.53       $1.99         66,835
                  2012..     $1.31       $1.53         85,135
                  2011..     $1.54       $1.31         94,650
                  2010..     $1.25       $1.54        103,068
                  2009..     $0.99       $1.25        119,622
                  2008..     $1.36       $0.99        118,531
                  2007..     $1.37       $1.36        125,968
                IVY VIP VALUE SUB-ACCOUNT(B)(BA):
                  2016..     $1.86       $2.03         48,941
                  2015..     $1.98       $1.86         49,788
                  2014..     $1.83       $1.98         49,531
                  2013..     $1.38       $1.83         58,246
                  2012..     $1.19       $1.38         58,006
                  2011..     $1.31       $1.19         61,254
                  2010..     $1.13       $1.31         60,934
                  2009..     $0.91       $1.13         82,744
                  2008..     $1.40       $0.91         74,495
                  2007..     $1.42       $1.40         82,974




                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2016.       $1.93       $1.97             --
                  2015.       $1.96       $1.93             --
                  2014.       $1.85       $1.96             --
                  2013.       $1.58       $1.85             --
                  2012.       $1.43       $1.58             --
                  2011.       $1.44       $1.43             --
                  2010.       $1.36       $1.44         18,088
                  2009.       $1.11       $1.36             --
                  2008.       $1.35       $1.11             --
                  2007.       $1.31       $1.35             --
                JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                  2016.       $0.97       $0.97             --
                  2015.       $1.00       $0.97             --
                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2016.       $2.51       $2.51         43,984
                  2015.       $2.29       $2.51         51,769
                  2014.       $2.16       $2.29         38,812
                  2013.       $1.69       $2.16         60,112
                  2012.       $1.39       $1.69         67,759
                  2011.       $1.53       $1.39         58,921
                  2010.       $1.47       $1.53         58,388
                  2009.       $1.03       $1.47         64,980
                  2008.       $1.89       $1.03         61,502
                  2007.       $1.61       $1.89         48,908
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                  2016.       $1.78       $1.62        253,993
                  2015.       $1.99       $1.78        166,031
                  2014.       $2.32       $1.99        155,450
                  2013.       $2.07       $2.32        161,412
                  2012.       $1.87       $2.07        171,301
                  2011.       $2.83       $1.87        158,357
                  2010.       $2.31       $2.83        167,119
                  2009.       $1.32       $2.31        138,885
                  2008.       $2.83       $1.32        133,721
                  2007.       $2.52       $2.83         79,477
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(A)(C):
                  2016.       $1.24       $1.44         55,688
                  2015.       $1.31       $1.24         70,699
                  2014.       $1.24       $1.31         72,202
                  2013.       $1.01       $1.24         84,988
                  2012.       $0.93       $1.01         94,094
                  2011.       $0.98       $0.93         75,426
                  2010.       $0.87       $0.98         63,448
                  2009.       $0.67       $0.87         55,518
                  2008.       $0.95       $0.67         38,836
                  2007.       $1.00       $0.95             --
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2016.       $1.59       $1.62         25,087
                  2015.       $1.55       $1.59         17,952
                  2014.       $1.46       $1.55         19,143
                  2013.       $1.09       $1.46          6,562
                  2012.       $0.96       $1.09          7,377
                  2011.       $1.04       $0.96          7,402
                  2010.       $0.82       $1.04          7,574
                  2009.       $0.60       $0.82             --
                  2008.       $1.26       $0.60             --
                  2007.       $1.23       $1.26             --
                MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(AR):
                  2016...     $0.96       $0.98         49,867
                  2015...     $1.00       $0.96             --

                2.20% Variable Account Charge Continued
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(A)(H)(BE):
                  2016.       $0.59       $0.61         63,438
                  2015.       $0.67       $0.59        122,868
                  2014.       $0.72       $0.67        121,293
                  2013.       $0.74       $0.72         96,006
                  2012.       $0.63       $0.74         91,251
                  2011.       $0.79       $0.63         78,399
                  2010.       $0.68       $0.79        115,581
                  2009.       $0.41       $0.68         35,764
                  2008.       $0.97       $0.41         15,120
                  2007.       $1.00       $0.97             --
                MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AV):
                  2016...     $0.95       $1.03         73,359
                  2015...     $0.88       $0.95         70,967
                  2014...     $0.98       $1.00         80,467
                  2013...     $0.85       $0.98         81,871
                  2012...     $0.76       $0.85         84,915
                  2011...     $0.82       $0.76         97,260
                  2010...     $0.72       $0.82        101,289
                  2009...     $0.58       $0.72             --
                  2008...     $0.94       $0.58             --
                  2007...     $1.00       $0.94             --
                MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AW):
                  2016...     $1.04       $1.10         13,007
                  2015...     $1.08       $1.04         37,796
                  2014...     $1.06       $1.08         38,826
                  2013...     $0.97       $1.06         39,845
                  2012...     $0.89       $0.97         40,873
                  2011...     $0.92       $0.89         42,624
                  2010...     $0.84       $0.92         16,404
                  2009...     $0.72       $0.84             --
                  2008...     $0.97       $0.72             --
                  2007...     $1.00       $0.97             --
                MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AX):
                  2016...     $1.03       $1.06         14,684
                  2015...     $1.07       $1.03         13,548
                  2014...     $1.06       $1.07         13,708
                  2013...     $1.06       $1.06         13,869
                  2012...     $1.03       $1.06         55,217
                  2011...     $1.02       $1.03         53,408
                  2010...     $0.98       $1.02         78,202
                  2009...     $0.93       $0.98         79,022
                  2008...     $1.01       $0.93         55,033
                  2007...     $1.00       $1.01             --
                MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AY):
                  2016...     $1.00       $1.07             --
                  2015...     $1.05       $1.00             --
                  2014...     $1.02       $1.05             --
                  2013...     $0.90       $1.02             --
                  2012...     $0.81       $0.90        452,191
                  2011...     $0.86       $0.81        456,740
                  2010...     $0.77       $0.86             --
                  2009...     $0.63       $0.77             --
                  2008...     $0.95       $0.63             --
                  2007...     $1.00       $0.95             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                MORNINGSTAR INCOME AND GROWTH ETF ASSET
                 ALLOCATION SUB-ACCOUNT(A)(AZ):
                  2016.     $1.03       $1.07             --
                  2015.     $1.07       $1.03         53,841
                  2014.     $1.06       $1.07        152,759
                  2013.     $1.01       $1.06        316,207
                  2012.     $0.96       $1.01        319,385
                  2011.     $0.97       $0.96        322,607
                  2010.     $0.90       $0.97        325,845
                  2009.     $0.82       $0.90        329,119
                  2008.     $0.99       $0.82        361,147
                  2007.     $1.00       $0.99         29,053
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT(A):
                  2016.     $1.27       $1.36          6,512
                  2015.     $1.31       $1.27             --
                  2014.     $1.21       $1.31         19,015
                  2013.     $0.90       $1.21         19,206
                  2012.     $0.83       $0.90             --
                  2011.     $0.88       $0.83             --
                  2010.     $0.73       $0.88             --
                  2009.     $0.57       $0.73             --
                  2008.     $0.96       $0.57             --
                  2007.     $1.00       $0.96             --
                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(AB):
                  2016.     $1.98       $1.89         18,774
                  2015.     $1.97       $1.98         49,496
                  2014.     $2.16       $1.97         50,131
                  2013.     $1.76       $2.16         40,133
                  2012.     $1.48       $1.76          3,583
                  2011.     $1.64       $1.48          1,170
                  2010.     $1.46       $1.64         21,399
                  2009.     $1.07       $1.46          1,127
                  2008.     $1.93       $1.07          6,559
                  2007.     $1.85       $1.93         11,192
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(A)(N)(U):
                  2016.     $1.34       $1.54          9,576
                  2015.     $1.46       $1.34          8,952
                  2014.     $1.34       $1.46          8,748
                  2013.     $0.97       $1.34             --
                  2012.     $0.84       $0.97             --
                  2011.     $0.88       $0.84             --
                  2010.     $0.73       $0.88             --
                  2009.     $0.55       $0.73             --
                  2008.     $0.90       $0.55             --
                  2007.     $1.00       $0.90             --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(Z):
                  2016.     $0.99       $1.04             --
                  2015.     $1.07       $0.99             --
                  2014.     $1.04       $1.07             --
                  2013.     $1.00       $1.04             --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                  2016.     $0.97       $0.97        136,710
                  2015.     $0.99       $0.97        165,093
                  2014.     $1.01       $0.99        181,341
                  2013.     $1.03       $1.01        179,068
                  2012.     $1.00       $1.03        186,714
                  2011.     $1.01       $1.00        151,706
                  2010.     $1.00       $1.01          8,794

                2.20% Variable Account Charge Continued
                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                  2016.     $1.07       $1.07        287,354
                  2015.     $1.09       $1.07        391,702
                  2014.     $1.07       $1.09        415,440
                  2013.     $1.11       $1.07        405,008
                  2012.     $1.04       $1.11        355,492
                  2011.     $1.03       $1.04        241,415
                  2010.     $1.00       $1.03         71,063
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                  2016.     $1.60       $1.77         25,646
                  2015.     $1.68       $1.60         22,576
                  2014.     $1.53       $1.68         22,437
                  2013.     $1.18       $1.53         24,428
                  2012.     $1.01       $1.18         27,500
                  2011.     $1.01       $1.01         29,098
                  2010.     $0.92       $1.01         31,281
                  2009.     $0.73       $0.92         35,950
                  2008.     $1.35       $0.73         35,888
                  2007.     $1.41       $1.35         31,545
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2016.     $1.51       $1.70          7,296
                  2015.     $1.67       $1.51             --
                  2014.     $1.55       $1.67             --
                  2013.     $1.16       $1.55             --
                  2012.     $1.00       $1.16             --
                  2011.     $1.07       $1.00             --
                  2010.     $0.96       $1.07             --
                  2009.     $0.75       $0.96             --
                  2008.     $1.26       $0.75             --
                  2007.     $1.32       $1.26             --
                PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                  2016.     $1.69       $1.69             --
                  2015.     $1.84       $1.69             --
                  2014.     $1.71       $1.84             --
                  2013.     $1.22       $1.71             --
                  2012.     $1.09       $1.22             --
                  2011.     $1.36       $1.09             --
                  2010.     $1.15       $1.36         22,076
                  2009.     $0.72       $1.15             --
                  2008.     $1.16       $0.72             --
                  2007.     $1.11       $1.16             --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2016.     $1.39       $1.32             --
                  2015.     $1.42       $1.39             --
                  2014.     $1.55       $1.42             --
                  2013.     $1.24       $1.55             --
                  2012.     $1.04       $1.24             --
                  2011.     $1.28       $1.04             --
                  2010.     $1.19       $1.28             --
                  2009.     $0.97       $1.19             --
                  2008.     $1.78       $0.97             --
                  2007.     $1.73       $1.78          2,288
                PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(M):
                  2016.     $1.83       $1.93             --
                  2015.     $1.88       $1.83             --
                  2014.     $1.69       $1.88             --
                  2013.     $1.27       $1.69             --
                  2012.     $1.11       $1.27             --
                  2011.     $1.19       $1.11             --
                  2010.     $1.02       $1.19             --
                  2009.     $0.79       $1.02             --
                  2008.     $1.32       $0.79             --
                  2007.     $1.27       $1.32             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                  2016.     $1.20       $1.23        635,267
                  2015.     $1.23       $1.20        621,566
                  2014.     $1.18       $1.23        646,774
                  2013.     $1.21       $1.18        672,192
                  2012.     $1.16       $1.21        688,392
                  2011.     $1.09       $1.16        756,537
                  2010.     $1.02       $1.09        759,060
                  2009.     $0.90       $1.02        737,050
                  2008.     $1.07       $0.90        657,346
                  2007.     $1.08       $1.07        505,958
                SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                 SUB-ACCOUNT(Z)(AT):
                  2016.     $1.06       $1.13             --
                  2015.     $1.12       $1.06             --
                  2014.     $1.06       $1.12             --
                  2013.     $1.00       $1.06             --
                SFT ADVANTUS GOVERNMENT MONEY MARKET
                 SUB-ACCOUNT(Q)(AU):
                  2016.     $0.88       $0.86        142,724
                  2015.     $0.90       $0.88        135,287
                  2014.     $0.92       $0.90        192,927
                  2013.     $0.94       $0.92        180,684
                  2012.     $0.96       $0.94        360,336
                  2011.     $0.99       $0.96        360,535
                  2010.     $1.01       $0.99        120,013
                  2009.     $1.03       $1.01        149,535
                  2008.     $1.03       $1.03        170,394
                  2007.     $1.02       $1.03        294,351
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                  2016.     $2.21       $2.59        177,733
                  2015.     $2.32       $2.21        175,820
                  2014.     $2.17       $2.32        192,121
                  2013.     $1.67       $2.17        196,833
                  2012.     $1.46       $1.67        192,075
                  2011.     $1.52       $1.46        203,262
                  2010.     $1.24       $1.52        199,119
                  2009.     $0.93       $1.24        202,874
                  2008.     $1.49       $0.93        167,401
                  2007.     $1.48       $1.49        106,909
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                  2016.     $1.82       $1.98        147,221
                  2015.     $1.84       $1.82        167,265
                  2014.     $1.66       $1.84        168,942
                  2013.     $1.29       $1.66        170,301
                  2012.     $1.14       $1.29        131,573
                  2011.     $1.15       $1.14        143,013
                  2010.     $1.03       $1.15        144,323
                  2009.     $0.83       $1.03        146,683
                  2008.     $1.36       $0.83        120,251
                  2007.     $1.35       $1.36        108,598
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                  2016.     $1.33       $1.34        180,432
                  2015.     $1.42       $1.33        213,486
                  2014.     $1.42       $1.42        213,662
                  2013.     $1.46       $1.42        222,826
                  2012.     $1.28       $1.46        186,642
                  2011.     $1.31       $1.28        191,526
                  2010.     $1.18       $1.31        187,699
                  2009.     $1.03       $1.18        171,596
                  2008.     $1.01       $1.03        108,131
                  2007.     $0.98       $1.01         58,648
                SFT ADVANTUS MANAGED VOLATILITY EQUITY
                 SUB-ACCOUNT(AS):
                  2016.     $1.00       $1.02          7,681
                  2015.     $1.00       $1.00             --

                2.20% Variable Account Charge Continued
                           UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                           BEGINNING OF  AT END OF  OUTSTANDING AT
                              PERIOD       PERIOD    END OF PERIOD
                           ------------- ---------- ---------------
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                  2016..       $1.07       $1.06        516,404
                  2015..       $1.06       $1.07        444,057
                  2014..       $1.03       $1.06        462,496
                  2013..       $1.07       $1.03        457,315
                  2012..       $1.06       $1.07        439,886
                  2011..       $1.02       $1.06        417,547
                  2010..       $0.97       $1.02        435,888
                  2009..       $0.92       $0.97        418,423
                  2008..       $1.08       $0.92        313,391
                  2007..       $1.09       $1.08        384,591
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(Q):
                  2016....     $2.39       $2.44        165,830
                  2015....     $2.32       $2.39        142,110
                  2014....     $1.82       $2.32        157,466
                  2013....     $1.84       $1.82        163,851
                  2012....     $1.60       $1.84        162,413
                  2011....     $1.55       $1.60        169,591
                  2010....     $1.23       $1.55        177,584
                  2009....     $1.01       $1.23        190,946
                  2008....     $1.62       $1.01        141,945
                  2007....     $1.71       $1.62        114,970
                SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                  2016....     $2.09       $2.06        451,157
                  2015....     $2.00       $2.09        475,607
                  2014....     $1.80       $2.00        519,863
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                  2016....     $1.74       $2.07         96,500
                  2015....     $1.85       $1.74        141,371
                  2014....     $1.74       $1.85        131,877
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                  2016....     $2.18       $2.24        110,944
                  2015....     $2.20       $2.18         85,441
                  2014....     $2.01       $2.20         88,110
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                  2016....     $2.04       $2.21        304,145
                  2015....     $2.13       $2.04        361,385
                  2014....     $1.99       $2.13        372,156
                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                  2016....     $1.47       $1.69         56,686
                  2015....     $1.87       $1.47         39,124
                  2014....     $2.09       $1.87         34,562
                  2013....     $2.16       $2.09         36,776
                  2012....     $1.95       $2.16         33,916
                  2011....     $2.37       $1.95         33,701
                  2010....     $2.06       $2.37         36,432
                  2009....     $1.22       $2.06         18,579
                  2008....     $2.64       $1.22         20,059
                  2007....     $2.31       $2.64         24,749
                TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                  2016....     $1.01       $1.05             --
                  2015....     $1.08       $1.01             --
                  2014....     $1.07       $1.08             --
                  2013....     $1.01       $1.07             --
                  2012....     $1.00       $1.01             --
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                  2016....     $0.95       $0.98             --
                  2015....     $1.03       $0.95             --
                  2014....     $1.03       $1.03             --
                  2013....     $1.00       $1.03             --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                  2016....     $1.01       $1.04             --
                  2015....     $1.14       $1.01             --
                  2014....     $1.15       $1.14             --
                  2013....     $1.01       $1.15             --
                  2012....     $1.00       $1.01             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(R):
                  2016.     $1.03       $1.07          --
                  2015.     $1.12       $1.03          --
                  2014.     $1.11       $1.12          --
                  2013.     $1.01       $1.11          --
                  2012.     $1.00       $1.01          --



                2.25% Variable Account Charge
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(Z)(AO)(AP):
                  2016.       $1.02       $1.03          2,262
                  2015.       $1.06       $1.02          2,660
                  2014.       $1.04       $1.06          3,133
                  2013.       $1.00       $1.04          3,505

                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(A)(AO)(AQ):
                  2016...     $0.54       $0.53             --
                  2015...     $0.54       $0.54             --
                  2014...     $0.59       $0.54             --
                  2013...     $0.49       $0.59             --
                  2012...     $0.44       $0.49             --
                  2011...     $0.56       $0.44             --
                  2010...     $0.55       $0.56             --
                  2009...     $0.42       $0.55         35,635
                  2008...     $0.92       $0.42             --
                  2007...     $1.00       $0.92             --

                AMERICAN CENTURY VP INCOME & GROWTH
                 SUB-ACCOUNT:
                  2016...     $1.65       $1.82             --
                  2015...     $1.79       $1.65             --
                  2014...     $1.63       $1.79             --
                  2013...     $1.23       $1.63             --
                  2012...     $1.10       $1.23             --
                  2011...     $1.09       $1.10             --
                  2010...     $0.98       $1.09             --
                  2009...     $0.85       $0.98             --
                  2008...     $1.34       $0.85             --
                  2007...     $1.37       $1.34             --

                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT(A):
                  2016...     $1.10       $1.12        162,600
                  2015...     $1.15       $1.10        127,034
                  2014...     $1.14       $1.15        134,353
                  2013...     $1.28       $1.14        136,510
                  2012...     $1.22       $1.28        151,279
                  2011...     $1.11       $1.22        174,383
                  2010...     $1.08       $1.11        112,286
                  2009...     $1.01       $1.08             --
                  2008...     $1.05       $1.01             --
                  2007...     $1.00       $1.05             --

                AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                  2016...     $0.91       $0.91             --
                  2015...     $0.97       $0.91             --
                  2014...     $0.98       $0.97             --
                  2013...     $1.02       $0.98             --
                  2012...     $0.99       $1.02         16,186
                  2011...     $1.00       $0.99             --

                2.25% Variable Account Charge Continued
                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------

                AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                  2016.      $1.30       $1.28             --
                  2015.      $1.25       $1.30             --
                  2014.      $1.25       $1.25             --
                  2013.      $0.99       $1.25             --
                  2012.      $0.82       $0.99             --
                  2011.      $1.00       $0.82             --

                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                 SUB-ACCOUNT(O):
                  2016.      $1.08       $1.08          4,589
                  2015.      $1.10       $1.08          5,286
                  2014.      $1.10       $1.10          6,225
                  2013.      $0.88       $1.10          6,964
                  2012.      $0.76       $0.88             --
                  2011.      $1.00       $0.76             --

                AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                  2016.      $1.40       $1.50             --
                  2015.      $1.34       $1.40             --
                  2014.      $1.26       $1.34             --
                  2013.      $0.99       $1.26             --
                  2012.      $0.86       $0.99             --
                  2011.      $1.00       $0.86             --

                AMERICAN FUNDS IS: GROWTH INCOME SUB-ACCOUNT(O):
                  2016.      $1.45       $1.58             --
                  2015.      $1.46       $1.45             --
                  2014.      $1.35       $1.46          2,415
                  2013.      $1.03       $1.35          2,908
                  2012.      $0.90       $1.03          3,564
                  2011.      $1.00       $0.90          4,638

                AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                  2016.      $0.94       $0.96             --
                  2015.      $1.01       $0.94             --
                  2014.      $1.06       $1.01             --
                  2013.      $0.89       $1.06             --
                  2012.      $0.78       $0.89             --
                  2011.      $1.00       $0.78             --

                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                  2016.      $0.87       $0.89             --
                  2015.      $0.91       $0.87             --
                  2014.      $1.02       $0.91             --
                  2013.      $0.93       $1.02             --
                  2012.      $0.81       $0.93             --
                  2011.      $1.00       $0.81             --

                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES SUB-ACCOUNT(O):
                  2016.      $1.01       $1.00             --
                  2015.      $1.02       $1.01             --
                  2014.      $0.99       $1.02             --
                  2013.      $1.04       $0.99             --
                  2012.      $1.05       $1.04             --
                  2011.      $1.00       $1.05             --

                CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                 SUB-ACCOUNT(AR):
                  2016.      $0.95       $0.98             --
                  2015.      $1.00       $0.95             --

                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2016..     $1.58       $1.81          2,277
                  2015..     $1.68       $1.58         19,904
                  2014..     $1.59       $1.68         17,340
                  2013..     $1.27       $1.59         18,635
                  2012..     $1.11       $1.27         20,551
                  2011..     $1.13       $1.11         22,835
                  2010..     $1.00       $1.13        139,129
                  2009..     $0.79       $1.00        153,927
                  2008..     $1.41       $0.79        133,704
                  2007..     $1.45       $1.41        145,677




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2016.     $2.51       $2.74          5,085
                  2015.     $2.61       $2.51          3,944
                  2014.     $2.51       $2.61          4,613
                  2013.     $1.89       $2.51          4,774
                  2012.     $1.69       $1.89          5,507
                  2011.     $1.94       $1.69          5,146
                  2010.     $1.54       $1.94          4,305
                  2009.     $1.13       $1.54          4,725
                  2008.     $1.91       $1.13             --
                  2007.     $1.85       $1.91             --

                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                  2016.     $1.63       $1.85          7,587
                  2015.     $1.76       $1.63          6,698
                  2014.     $1.68       $1.76          7,192
                  2013.     $1.34       $1.68          7,678
                  2012.     $1.20       $1.34          8,555
                  2011.     $1.24       $1.20          8,517
                  2010.     $1.14       $1.24          7,242
                  2009.     $0.92       $1.14          7,100
                  2008.     $1.50       $0.92             --
                  2007.     $1.49       $1.50             --

                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                  2016.     $1.22       $1.55         31,222
                  2015.     $1.34       $1.22         32,711
                  2014.     $1.37       $1.34         33,723
                  2013.     $1.03       $1.37         31,881
                  2012.     $0.89       $1.03         33,596
                  2011.     $0.94       $0.89         23,018
                  2010.     $0.75       $0.94         23,266
                  2009.     $0.59       $0.75             --
                  2008.     $0.91       $0.59             --
                  2007.     $1.00       $0.91             --

                FRANKLIN SMALL-MID CAP GROWTH VIP
                 SUB-ACCOUNT(AD):
                  2016.     $1.83       $1.86             --
                  2015.     $1.92       $1.83             --
                  2014.     $1.83       $1.92             --
                  2013.     $1.35       $1.83             --
                  2012.     $1.25       $1.35             --
                  2011.     $1.34       $1.25             --
                  2010.     $1.08       $1.34             --
                  2009.     $0.77       $1.08          5,725
                  2008.     $1.36       $0.77             --
                  2007.     $1.35       $1.36             --

                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(Z)(AN):
                  2016.     $0.97       $0.99             --
                  2015.     $1.05       $0.97             --
                  2014.     $1.03       $1.05             --
                  2013.     $1.00       $1.03             --

                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(I)(T):
                  2016.     $0.99       $0.98        104,831
                  2015.     $1.02       $0.99         81,782
                  2014.     $1.04       $1.02         86,062
                  2013.     $1.06       $1.04         86,183
                  2012.     $1.05       $1.06         83,298
                  2011.     $1.01       $1.05         58,858
                  2010.     $1.00       $1.01         55,612

                2.25% Variable Account Charge Continued
                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------

                INVESCO V.I. AMERICAN VALUE
                 SUB-ACCOUNT(A)(L)(S)(V):
                  2016.      $1.23       $1.39            --
                  2015.      $1.39       $1.23            --
                  2014.      $1.30       $1.39            --
                  2013.      $0.99       $1.30            --
                  2012.      $0.87       $0.99            --
                  2011.      $0.88       $0.87            --
                  2010.      $0.74       $0.88            --
                  2009.      $0.54       $0.74            --
                  2008.      $0.95       $0.54            --
                  2007.      $1.00       $0.95            --

                INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                  2016.      $1.75       $2.00        61,226
                  2015.      $1.91       $1.75        45,046
                  2014.      $1.79       $1.91        45,621
                  2013.      $1.35       $1.79        46,828
                  2012.      $1.16       $1.35        48,630
                  2011.      $1.21       $1.16        31,863
                  2010.      $1.07       $1.21        32,202
                  2009.      $0.85       $1.07            --
                  2008.      $1.36       $0.85            --
                  2007.      $1.41       $1.36            --

                INVESCO V.I. EQUITY AND INCOME
                 SUB-ACCOUNT(F)(P)(X):
                  2016.      $1.30       $1.46         7,662
                  2015.      $1.36       $1.30         7,559
                  2014.      $1.28       $1.36        11,085
                  2013.      $1.05       $1.28        12,494
                  2012.      $0.96       $1.05         2,951
                  2011.      $1.00       $0.96         3,779
                  2010.      $0.94       $1.00            --
                  2009.      $0.72       $0.94            --
                  2008.      $1.20       $0.72            --
                  2007.      $1.22       $1.20            --

                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                  2016..     $1.84       $2.15            --
                  2015..     $1.95       $1.84            --
                  2014..     $1.81       $1.95         3,024
                  2013..     $1.39       $1.81         3,516
                  2012..     $1.24       $1.39         4,273
                  2011..     $1.30       $1.24         5,671
                  2010..     $1.18       $1.30            --
                  2009..     $0.98       $1.18            --
                  2008..     $1.47       $0.98            --
                  2007..     $1.47       $1.47            --

                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                  2016..     $1.21       $1.33        48,037
                  2015..     $1.32       $1.21        43,709
                  2014..     $1.32       $1.32        45,371
                  2013..     $0.98       $1.32        46,013
                  2012..     $0.89       $0.98        47,723
                  2011..     $0.91       $0.89        36,878
                  2010..     $0.73       $0.91        37,311
                  2009..     $0.62       $0.73            --
                  2008..     $0.92       $0.62            --
                  2007..     $1.00       $0.92            --

                IVY VIP ASSET STRATEGY SUB-ACCOUNT(B)(BA):
                  2016..     $2.38       $2.26        77,992
                  2015..     $2.65       $2.38        69,525
                  2014..     $2.86       $2.65        72,145
                  2013..     $2.34       $2.86        73,628
                  2012..     $2.01       $2.34        77,050
                  2011..     $2.21       $2.01        75,480
                  2010..     $2.08       $2.21         4,492
                  2009..     $1.70       $2.08        19,371
                  2008..     $2.35       $1.70            --
                  2007..     $1.94       $2.35            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IVY VIP BALANCED SUB-ACCOUNT(B)(BA):
                  2016.     $1.86       $1.85         25,750
                  2015.     $1.91       $1.86         24,148
                  2014.     $1.81       $1.91         27,495
                  2013.     $1.50       $1.81         30,967
                  2012.     $1.37       $1.50         28,864
                  2011.     $1.36       $1.37         32,318
                  2010.     $1.19       $1.36             --
                  2009.     $1.07       $1.19             --
                  2008.     $1.39       $1.07             --
                  2007.     $1.33       $1.39             --

                IVY VIP CORE EQUITY SUB-ACCOUNT(B)(BA):
                  2016.     $2.25       $2.28         75,163
                  2015.     $2.31       $2.25         69,015
                  2014.     $2.16       $2.31         72,682
                  2013.     $1.65       $2.16         73,146
                  2012.     $1.43       $1.65         76,211
                  2011.     $1.43       $1.43         80,453
                  2010.     $1.21       $1.43             --
                  2009.     $1.00       $1.21             --
                  2008.     $1.57       $1.00             --
                  2007.     $1.49       $1.57             --

                IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(AM)(BA):
                  2016.     $1.83       $1.74         75,498
                  2015.     $1.81       $1.83         57,582
                  2014.     $1.84       $1.81         59,351
                  2013.     $1.58       $1.84         59,973
                  2012.     $1.37       $1.58         60,188
                  2011.     $1.51       $1.37         42,018
                  2010.     $1.34       $1.51         42,440
                  2009.     $1.08       $1.34             --
                  2008.     $1.91       $1.08             --
                  2007.     $1.72       $1.91             --

                IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                  2016.     $0.93       $1.06         75,018
                  2015.     $1.02       $0.93        100,241
                  2014.     $1.03       $1.02        101,347
                  2013.     $1.00       $1.03             --

                IVY VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(B)(G)(BA):
                  2016.     $1.78       $1.76         93,122
                  2015.     $1.84       $1.78         72,590
                  2014.     $1.86       $1.84         73,432
                  2013.     $1.52       $1.86         74,658
                  2012.     $1.37       $1.52         77,817
                  2011.     $1.63       $1.37         58,106
                  2010.     $1.46       $1.63         95,742
                  2009.     $1.09       $1.46         59,480
                  2008.     $1.93       $1.09         51,883
                  2007.     $1.83       $1.93         68,591

                IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016.     $1.93       $2.14         28,912
                  2015.     $2.18       $1.93         19,052
                  2014.     $2.27       $2.18         19,931
                  2013.     $1.47       $2.27         20,133
                  2012.     $1.35       $1.47         20,345
                  2011.     $1.48       $1.35         15,364
                  2010.     $1.08       $1.48             --
                  2009.     $0.78       $1.08             --
                  2008.     $1.53       $0.78             --
                  2007.     $1.51       $1.53             --

                2.25% Variable Account Charge Continued
                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------

                IVY VIP MID CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016.      $2.14       $2.22        50,279
                  2015.      $2.32       $2.14        46,963
                  2014.      $2.20       $2.32        48,004
                  2013.      $1.73       $2.20        49,977
                  2012.      $1.56       $1.73        53,093
                  2011.      $1.61       $1.56        37,091
                  2010.      $1.25       $1.61        19,244
                  2009.      $0.87       $1.25         8,071
                  2008.      $1.40       $0.87            --
                  2007.      $1.34       $1.40            --

                IVY VIP NATURAL RESOURCES SUB-ACCOUNT(B)(BA)(BC):
                  2016..     $0.81       $0.99        17,329
                  2015..     $1.07       $0.81        16,470
                  2014..     $1.26       $1.07        17,943
                  2013..     $1.20       $1.26        18,133
                  2012..     $1.20       $1.20        17,239
                  2011..     $1.56       $1.20        12,847
                  2010..     $1.37       $1.56         7,190
                  2009..     $0.81       $1.37        12,051
                  2008..     $2.14       $0.81            --
                  2007..     $1.84       $2.14            --

                IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AA)(BA):
                  2016..     $1.03       $1.03            --
                  2015..     $1.06       $1.03            --
                  2014..     $1.04       $1.06            --
                  2013..     $1.00       $1.04            --

                IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016..     $1.04       $1.04            --
                  2015..     $1.07       $1.04            --
                  2014..     $1.05       $1.07            --
                  2013..     $1.00       $1.05            --

                IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016..     $1.02       $1.00            --
                  2015..     $1.04       $1.02            --
                  2014..     $1.04       $1.04            --
                  2013..     $1.00       $1.04            --

                IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(B)(BA):
                  2016..     $3.01       $2.99        18,205
                  2015..     $3.17       $3.01        15,559
                  2014..     $3.15       $3.17        15,982
                  2013..     $2.06       $3.15        16,302
                  2012..     $1.65       $2.06        15,845
                  2011..     $1.79       $1.65        16,013
                  2010..     $1.62       $1.79            --
                  2009..     $1.15       $1.62         8,123
                  2008..     $1.78       $1.15            --
                  2007..     $1.65       $1.78            --

                IVY VIP SMALL CAP VALUE SUB-ACCOUNT(B)(BA)(BD):
                  2016..     $1.92       $2.41        36,458
                  2015..     $2.08       $1.92        35,253
                  2014..     $1.98       $2.08        35,905
                  2013..     $1.52       $1.98        37,572
                  2012..     $1.31       $1.52        41,220
                  2011..     $1.54       $1.31        44,994
                  2010..     $1.24       $1.54        33,642
                  2009..     $0.98       $1.24        46,412
                  2008..     $1.36       $0.98        42,298
                  2007..     $1.37       $1.36        47,542




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                IVY VIP VALUE SUB-ACCOUNT(B)(BA):
                  2016.     $1.85       $2.01         6,749
                  2015.     $1.97       $1.85         7,039
                  2014.     $1.82       $1.97         8,290
                  2013.     $1.37       $1.82         9,275
                  2012.     $1.18       $1.37         5,468
                  2011.     $1.30       $1.18            --
                  2010.     $1.12       $1.30            --
                  2009.     $0.91       $1.12        11,551
                  2008.     $1.40       $0.91            --
                  2007.     $1.41       $1.40            --

                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2016.     $1.92       $1.95            --
                  2015.     $1.95       $1.92            --
                  2014.     $1.84       $1.95            --
                  2013.     $1.57       $1.84            --
                  2012.     $1.42       $1.57            --
                  2011.     $1.43       $1.42            --
                  2010.     $1.36       $1.43            --
                  2009.     $1.10       $1.36            --
                  2008.     $1.34       $1.10            --
                  2007.     $1.30       $1.34            --

                JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                  2016.     $0.97       $0.97            --
                  2015.     $1.00       $0.97            --

                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2016.     $2.50       $2.49            --
                  2015.     $2.28       $2.50            --
                  2014.     $2.15       $2.28         1,361
                  2013.     $1.68       $2.15         1,559
                  2012.     $1.39       $1.68         7,581
                  2011.     $1.53       $1.39         2,446
                  2010.     $1.47       $1.53            --
                  2009.     $1.03       $1.47            --
                  2008.     $1.88       $1.03            --
                  2007.     $1.61       $1.88            --

                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                  2016.     $1.77       $1.61         3,768
                  2015.     $1.98       $1.77        19,181
                  2014.     $2.31       $1.98        15,032
                  2013.     $2.06       $2.31        14,440
                  2012.     $1.87       $2.06        20,796
                  2011.     $2.82       $1.87        13,230
                  2010.     $2.31       $2.82        19,217
                  2009.     $1.32       $2.31        27,702
                  2008.     $2.82       $1.32        22,156
                  2007.     $2.51       $2.82        21,615

                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(A)(C):
                  2016.     $1.23       $1.43        47,837
                  2015.     $1.31       $1.23        46,742
                  2014.     $1.23       $1.31        47,769
                  2013.     $1.00       $1.23        48,612
                  2012.     $0.93       $1.00        49,488
                  2011.     $0.98       $0.93        30,667
                  2010.     $0.87       $0.98        30,994
                  2009.     $0.67       $0.87            --
                  2008.     $0.95       $0.67            --
                  2007.     $1.00       $0.95            --

                2.25% Variable Account Charge Continued
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------

                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2016.       $1.58       $1.61            --
                  2015.       $1.54       $1.58            --
                  2014.       $1.45       $1.54            --
                  2013.       $1.08       $1.45            --
                  2012.       $0.95       $1.08            --
                  2011.       $1.04       $0.95            --
                  2010.       $0.82       $1.04            --
                  2009.       $0.59       $0.82            --
                  2008.       $1.26       $0.59            --
                  2007.       $1.23       $1.26            --

                MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(AR):
                  2016...     $0.96       $0.97            --
                  2015...     $1.00       $0.96            --

                MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(A)(H)(BE):
                  2016...     $0.58       $0.61        49,533
                  2015...     $0.67       $0.58        46,364
                  2014...     $0.72       $0.67        55,589
                  2013...     $0.74       $0.72        54,529
                  2012...     $0.63       $0.74        52,840
                  2011...     $0.79       $0.63        40,745
                  2010...     $0.68       $0.79        25,853
                  2009...     $0.41       $0.68        15,103
                  2008...     $0.97       $0.41            --
                  2007...     $1.00       $0.97            --

                MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                 ALLOCATION SUB-ACCOUNT(A)(AV):
                  2016...     $0.95       $1.03            --
                  2015...     $0.88       $0.95            --
                  2014...     $0.97       $1.00            --
                  2013...     $0.84       $0.97            --
                  2012...     $0.76       $0.84            --
                  2011...     $0.81       $0.76            --
                  2010...     $0.72       $0.81            --
                  2009...     $0.58       $0.72            --
                  2008...     $0.94       $0.58            --
                  2007...     $1.00       $0.94            --

                MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AW):
                  2016...     $1.03       $1.09        77,734
                  2015...     $1.08       $1.03        71,305
                  2014...     $1.06       $1.08        72,059
                  2013...     $0.96       $1.06        91,689
                  2012...     $0.89       $0.96        93,749
                  2011...     $0.92       $0.89        74,366
                  2010...     $0.84       $0.92        75,150
                  2009...     $0.72       $0.84            --
                  2008...     $0.97       $0.72            --
                  2007...     $1.00       $0.97            --

                MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AX):
                  2016...     $1.03       $1.05         4,654
                  2015...     $1.07       $1.03         5,164
                  2014...     $1.06       $1.07         6,081
                  2013...     $1.06       $1.06         6,882
                  2012...     $1.03       $1.06        11,094
                  2011...     $1.02       $1.03        96,086
                  2010...     $0.97       $1.02        89,319
                  2009...     $0.93       $0.97        40,062
                  2008...     $1.01       $0.93            --
                  2007...     $1.00       $1.01            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AY):
                  2016.     $0.99       $1.07            --
                  2015.     $1.04       $0.99            --
                  2014.     $1.02       $1.04            --
                  2013.     $0.89       $1.02            --
                  2012.     $0.81       $0.89            --
                  2011.     $0.86       $0.81            --
                  2010.     $0.77       $0.86            --
                  2009.     $0.63       $0.77            --
                  2008.     $0.95       $0.63            --
                  2007.     $1.00       $0.95            --

                MORNINGSTAR INCOME AND GROWTH ETF ASSET
                 ALLOCATION SUB-ACCOUNT(A)(AZ):
                  2016.     $1.03       $1.07        71,325
                  2015.     $1.07       $1.03        65,425
                  2014.     $1.06       $1.07        72,087
                  2013.     $1.01       $1.06        91,450
                  2012.     $0.95       $1.01        93,698
                  2011.     $0.97       $0.95        76,539
                  2010.     $0.90       $0.97        68,954
                  2009.     $0.82       $0.90            --
                  2008.     $0.99       $0.82            --
                  2007.     $1.00       $0.99            --

                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT(A):
                  2016.     $1.27       $1.36            --
                  2015.     $1.30       $1.27            --
                  2014.     $1.21       $1.30            --
                  2013.     $0.90       $1.21            --
                  2012.     $0.83       $0.90            --
                  2011.     $0.88       $0.83            --
                  2010.     $0.73       $0.88            --
                  2009.     $0.57       $0.73            --
                  2008.     $0.96       $0.57            --
                  2007.     $1.00       $0.96            --

                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(AB):
                  2016.     $1.97       $1.87            --
                  2015.     $1.95       $1.97            --
                  2014.     $2.15       $1.95            --
                  2013.     $1.75       $2.15            --
                  2012.     $1.47       $1.75            --
                  2011.     $1.63       $1.47            --
                  2010.     $1.45       $1.63            --
                  2009.     $1.07       $1.45            --
                  2008.     $1.92       $1.07            --
                  2007.     $1.85       $1.92            --

                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(A)(N)(U):
                  2016.     $1.34       $1.54            --
                  2015.     $1.46       $1.34            --
                  2014.     $1.33       $1.46         2,473
                  2013.     $0.97       $1.33         2,755
                  2012.     $0.84       $0.97         3,762
                  2011.     $0.88       $0.84         4,946
                  2010.     $0.73       $0.88            --
                  2009.     $0.55       $0.73            --
                  2008.     $0.90       $0.55            --
                  2007.     $1.00       $0.90            --

                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(Z):
                  2016.     $0.99       $1.04            --
                  2015.     $1.07       $0.99            --
                  2014.     $1.04       $1.07            --
                  2013.     $1.00       $1.04            --

                2.25% Variable Account Charge Continued
                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                  2016.     $0.97       $0.96        213,604
                  2015.     $0.99       $0.97        186,196
                  2014.     $1.01       $0.99        194,784
                  2013.     $1.03       $1.01        197,963
                  2012.     $1.00       $1.03        192,314
                  2011.     $1.01       $1.00        175,040
                  2010.     $1.00       $1.01         56,587

                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                  2016.     $1.06       $1.07        319,757
                  2015.     $1.08       $1.06        304,691
                  2014.     $1.06       $1.08        320,927
                  2013.     $1.11       $1.06        308,185
                  2012.     $1.04       $1.11        296,190
                  2011.     $1.03       $1.04        226,216
                  2010.     $1.00       $1.03        131,273

                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                  2016.     $1.59       $1.76             --
                  2015.     $1.67       $1.59             --
                  2014.     $1.52       $1.67             --
                  2013.     $1.17       $1.52             --
                  2012.     $1.01       $1.17             --
                  2011.     $1.01       $1.01             --
                  2010.     $0.92       $1.01             --
                  2009.     $0.73       $0.92             --
                  2008.     $1.34       $0.73             --
                  2007.     $1.41       $1.34             --

                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2016.     $1.51       $1.69             --
                  2015.     $1.67       $1.51             --
                  2014.     $1.54       $1.67             --
                  2013.     $1.16       $1.54             --
                  2012.     $1.00       $1.16             --
                  2011.     $1.07       $1.00             --
                  2010.     $0.95       $1.07             --
                  2009.     $0.75       $0.95             --
                  2008.     $1.25       $0.75             --
                  2007.     $1.32       $1.25             --

                PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                  2016.     $1.68       $1.68             --
                  2015.     $1.83       $1.68             --
                  2014.     $1.70       $1.83             --
                  2013.     $1.21       $1.70             --
                  2012.     $1.09       $1.21             --
                  2011.     $1.35       $1.09             --
                  2010.     $1.14       $1.35             --
                  2009.     $0.71       $1.14             --
                  2008.     $1.16       $0.71             --
                  2007.     $1.10       $1.16             --

                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2016.     $1.38       $1.31             --
                  2015.     $1.41       $1.38             --
                  2014.     $1.54       $1.41             --
                  2013.     $1.23       $1.54             --
                  2012.     $1.03       $1.23             --
                  2011.     $1.27       $1.03             --
                  2010.     $1.18       $1.27             --
                  2009.     $0.97       $1.18             --
                  2008.     $1.77       $0.97             --
                  2007.     $1.73       $1.77             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(M):
                  2016.     $1.82       $1.92             --
                  2015.     $1.87       $1.82             --
                  2014.     $1.68       $1.87             --
                  2013.     $1.26       $1.68             --
                  2012.     $1.10       $1.26             --
                  2011.     $1.19       $1.10             --
                  2010.     $1.02       $1.19             --
                  2009.     $0.79       $1.02             --
                  2008.     $1.31       $0.79             --
                  2007.     $1.27       $1.31             --

                SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                  2016.     $1.19       $1.22         84,706
                  2015.     $1.22       $1.19        136,675
                  2014.     $1.17       $1.22        137,029
                  2013.     $1.21       $1.17        139,189
                  2012.     $1.15       $1.21        130,471
                  2011.     $1.09       $1.15        113,942
                  2010.     $1.02       $1.09        213,107
                  2009.     $0.90       $1.02        168,711
                  2008.     $1.07       $0.90        188,405
                  2007.     $1.07       $1.07        225,144

                SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                 SUB-ACCOUNT(Z)(AT):
                  2016.     $1.06       $1.12             --
                  2015.     $1.12       $1.06             --
                  2014.     $1.06       $1.12             --
                  2013.     $1.00       $1.06             --

                SFT ADVANTUS GOVERNMENT MONEY MARKET
                 SUB-ACCOUNT(Q)(AU):
                  2016.     $0.88       $0.86          8,902
                  2015.     $0.90       $0.88         18,720
                  2014.     $0.92       $0.90         18,077
                  2013.     $0.94       $0.92         17,633
                  2012.     $0.96       $0.94         17,867
                  2011.     $0.98       $0.96         14,825
                  2010.     $1.00       $0.98         45,577
                  2009.     $1.02       $1.00        129,975
                  2008.     $1.03       $1.02         45,863
                  2007.     $1.02       $1.03         61,196

                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                  2016.     $2.20       $2.58         67,919
                  2015.     $2.31       $2.20         61,616
                  2014.     $2.16       $2.31         62,630
                  2013.     $1.66       $2.16         64,593
                  2012.     $1.45       $1.66         68,241
                  2011.     $1.52       $1.45         69,204
                  2010.     $1.23       $1.52         74,996
                  2009.     $0.92       $1.23         46,823
                  2008.     $1.49       $0.92         46,135
                  2007.     $1.48       $1.49         52,253

                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                  2016.     $1.81       $1.97         26,581
                  2015.     $1.83       $1.81         20,719
                  2014.     $1.66       $1.83         24,141
                  2013.     $1.29       $1.66         25,030
                  2012.     $1.14       $1.29         25,972
                  2011.     $1.15       $1.14         27,705
                  2010.     $1.02       $1.15             --
                  2009.     $0.83       $1.02             --
                  2008.     $1.36       $0.83             --
                  2007.     $1.34       $1.36             --

                2.25% Variable Account Charge Continued
                           UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                           BEGINNING OF  AT END OF  OUTSTANDING AT
                              PERIOD       PERIOD    END OF PERIOD
                           ------------- ---------- ---------------

                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                  2016..       $1.32       $1.33         73,189
                  2015..       $1.41       $1.32         78,872
                  2014..       $1.42       $1.41         79,693
                  2013..       $1.45       $1.42         81,414
                  2012..       $1.28       $1.45         78,969
                  2011..       $1.31       $1.28         99,823
                  2010..       $1.18       $1.31         70,642
                  2009..       $1.02       $1.18         21,897
                  2008..       $1.00       $1.02         99,343
                  2007..       $0.98       $1.00          6,734

                SFT ADVANTUS MANAGED VOLATILITY EQUITY
                 SUB-ACCOUNT(AS):
                  2016..       $1.00       $1.02             --
                  2015..       $1.00       $1.00             --

                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                  2016..       $1.07       $1.06         15,775
                  2015..       $1.06       $1.07         29,395
                  2014..       $1.02       $1.06         30,318
                  2013..       $1.07       $1.02         30,973
                  2012..       $1.06       $1.07         29,789
                  2011..       $1.01       $1.06         27,409
                  2010..       $0.97       $1.01         28,945
                  2009..       $0.92       $0.97         25,941
                  2008..       $1.08       $0.92         12,866
                  2007..       $1.09       $1.08          4,807

                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(Q):
                  2016....     $2.37       $2.42         38,378
                  2015....     $2.31       $2.37         29,583
                  2014....     $1.81       $2.31         31,818
                  2013....     $1.83       $1.81         34,361
                  2012....     $1.59       $1.83         29,859
                  2011....     $1.54       $1.59         24,885
                  2010....     $1.22       $1.54         56,149
                  2009....     $1.00       $1.22         25,848
                  2008....     $1.61       $1.00         16,831
                  2007....     $1.71       $1.61         20,334

                SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                  2016....     $2.08       $2.05        167,834
                  2015....     $1.99       $2.08        168,680
                  2014....     $1.80       $1.99        176,375

                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                  2016....     $1.73       $2.05         37,343
                  2015....     $1.84       $1.73         38,809
                  2014....     $1.73       $1.84         41,558

                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                  2016....     $2.16       $2.22         10,778
                  2015....     $2.19       $2.16          9,148
                  2014....     $2.00       $2.19         11,896

                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                  2016....     $2.03       $2.19        182,676
                  2015....     $2.12       $2.03        165,070
                  2014....     $1.98       $2.12        169,763

                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                  2016....     $1.46       $1.68         16,199
                  2015....     $1.86       $1.46         10,917
                  2014....     $2.08       $1.86         11,244
                  2013....     $2.15       $2.08         11,525
                  2012....     $1.94       $2.15         11,646
                  2011....     $2.36       $1.94         10,063
                  2010....     $2.05       $2.36             --
                  2009....     $1.22       $2.05          2,955
                  2008....     $2.63       $1.22             --
                  2007....     $2.31       $2.63          6,556




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------

                TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                  2016..     $1.01       $1.05            --
                  2015..     $1.08       $1.01            --
                  2014..     $1.07       $1.08            --
                  2013..     $1.01       $1.07        25,652
                  2012..     $1.00       $1.01        27,013

                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                  2016..     $0.95       $0.98            --
                  2015..     $1.03       $0.95            --
                  2014..     $1.03       $1.03            --
                  2013..     $1.00       $1.03            --

                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                  2016..     $1.01       $1.04         4,521
                  2015..     $1.13       $1.01        30,418
                  2014..     $1.14       $1.13        33,400
                  2013..     $1.01       $1.14        26,012
                  2012..     $1.00       $1.01        27,390

                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(R):
                  2016..     $1.02       $1.06         4,489
                  2015..     $1.12       $1.02         5,225
                  2014..     $1.11       $1.12         6,154
                  2013..     $1.01       $1.11         6,885
                  2012..     $1.00       $1.01         6,957



                2.35% Variable Account Charge
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(Z)(AO)(AP):
                  2016.       $1.02       $1.03          4,695
                  2015.       $1.06       $1.02         13,567
                  2014.       $1.04       $1.06             --
                  2013.       $1.00       $1.04             --

                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(A)(AO)(AQ):
                  2016...     $0.54       $0.52         45,656
                  2015...     $0.54       $0.54         42,537
                  2014...     $0.59       $0.54        135,828
                  2013...     $0.49       $0.59        137,750
                  2012...     $0.44       $0.49        142,825
                  2011...     $0.56       $0.44        134,794
                  2010...     $0.55       $0.56        132,917
                  2009...     $0.42       $0.55        132,017
                  2008...     $0.92       $0.42          8,707
                  2007...     $1.00       $0.92             --

                AMERICAN CENTURY VP INCOME & GROWTH
                 SUB-ACCOUNT:
                  2016...     $1.63       $1.80         51,432
                  2015...     $1.77       $1.63         39,528
                  2014...     $1.61       $1.77             --
                  2013...     $1.22       $1.61             --
                  2012...     $1.09       $1.22             --
                  2011...     $1.09       $1.09             --
                  2010...     $0.98       $1.09             --
                  2009...     $0.85       $0.98             --
                  2008...     $1.33       $0.85             --
                  2007...     $1.36       $1.33             --

                2.35% Variable Account Charge Continued
                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT(A):
                  2016.     $1.09       $1.11         80,666
                  2015.     $1.15       $1.09         87,675
                  2014.     $1.14       $1.15         89,408
                  2013.     $1.27       $1.14         93,288
                  2012.     $1.21       $1.27        131,078
                  2011.     $1.11       $1.21         90,389
                  2010.     $1.08       $1.11         78,070
                  2009.     $1.00       $1.08         32,153
                  2008.     $1.05       $1.00             --
                  2007.     $1.00       $1.05             --

                AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                  2016.     $0.90       $0.91             --
                  2015.     $0.96       $0.90          5,514
                  2014.     $0.97       $0.96          2,723
                  2013.     $1.02       $0.97          3,059
                  2012.     $0.99       $1.02          3,807
                  2011.     $1.00       $0.99          3,854

                AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                  2016.     $1.30       $1.28             --
                  2015.     $1.24       $1.30             --
                  2014.     $1.24       $1.24             --
                  2013.     $0.99       $1.24             --
                  2012.     $0.82       $0.99             --
                  2011.     $1.00       $0.82             --

                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                 SUB-ACCOUNT(O):
                  2016.     $1.07       $1.07             --
                  2015.     $1.09       $1.07          3,278
                  2014.     $1.10       $1.09             --
                  2013.     $0.88       $1.10             --
                  2012.     $0.76       $0.88             --
                  2011.     $1.00       $0.76             --

                AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                  2016.     $1.39       $1.49         10,569
                  2015.     $1.34       $1.39         11,986
                  2014.     $1.26       $1.34         10,018
                  2013.     $0.99       $1.26         10,507
                  2012.     $0.86       $0.99          8,319
                  2011.     $1.00       $0.86             --

                AMERICAN FUNDS IS: GROWTH INCOME SUB-ACCOUNT(O):
                  2016.     $1.44       $1.57            631
                  2015.     $1.46       $1.44          3,609
                  2014.     $1.35       $1.46          2,126
                  2013.     $1.03       $1.35          2,153
                  2012.     $0.90       $1.03             --
                  2011.     $1.00       $0.90             --

                AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                  2016.     $0.94       $0.95          4,741
                  2015.     $1.01       $0.94         35,816
                  2014.     $1.06       $1.01         44,637
                  2013.     $0.89       $1.06         45,153
                  2012.     $0.77       $0.89             --
                  2011.     $1.00       $0.77             --

                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                  2016.     $0.86       $0.89         92,689
                  2015.     $0.91       $0.86        100,250
                  2014.     $1.01       $0.91             --
                  2013.     $0.93       $1.01             --
                  2012.     $0.81       $0.93             --
                  2011.     $1.00       $0.81             --




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------

                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES SUB-ACCOUNT(O):
                  2016.      $1.01       $0.99             --
                  2015.      $1.01       $1.01             --
                  2014.      $0.99       $1.01             --
                  2013.      $1.04       $0.99             --
                  2012.      $1.05       $1.04             --
                  2011.      $1.00       $1.05             --

                CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                 SUB-ACCOUNT(AR):
                  2016.      $0.95       $0.98             --
                  2015.      $1.00       $0.95             --

                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2016..     $1.56       $1.79        101,258
                  2015..     $1.67       $1.56         83,479
                  2014..     $1.57       $1.67        131,000
                  2013..     $1.26       $1.57        138,350
                  2012..     $1.10       $1.26         86,855
                  2011..     $1.12       $1.10         96,298
                  2010..     $1.00       $1.12        103,165
                  2009..     $0.79       $1.00        106,746
                  2008..     $1.41       $0.79         87,171
                  2007..     $1.44       $1.41          8,224

                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2016..     $2.48       $2.71             --
                  2015..     $2.58       $2.48          4,565
                  2014..     $2.49       $2.58          6,152
                  2013..     $1.88       $2.49          6,224
                  2012..     $1.68       $1.88          6,296
                  2011..     $1.93       $1.68          6,369
                  2010..     $1.53       $1.93         17,361
                  2009..     $1.12       $1.53         17,653
                  2008..     $1.90       $1.12         17,046
                  2007..     $1.84       $1.90         10,578

                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                  2016..     $1.61       $1.83             --
                  2015..     $1.74       $1.61             --
                  2014..     $1.66       $1.74         38,728
                  2013..     $1.32       $1.66         39,175
                  2012..     $1.19       $1.32         39,628
                  2011..     $1.23       $1.19         40,088
                  2010..     $1.13       $1.23         40,550
                  2009..     $0.92       $1.13         41,019
                  2008..     $1.49       $0.92             --
                  2007..     $1.48       $1.49          4,501

                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                  2016..     $1.21       $1.53         27,103
                  2015..     $1.33       $1.21         30,574
                  2014..     $1.36       $1.33         53,209
                  2013..     $1.02       $1.36         59,718
                  2012..     $0.88       $1.02         59,482
                  2011..     $0.94       $0.88         67,595
                  2010..     $0.75       $0.94         99,174
                  2009..     $0.59       $0.75         76,170
                  2008..     $0.91       $0.59         18,889
                  2007..     $1.00       $0.91             --

                FRANKLIN SMALL-MID CAP GROWTH VIP
                 SUB-ACCOUNT(AD):
                  2016..     $1.81       $1.84            901
                  2015..     $1.90       $1.81            645
                  2014..     $1.81       $1.90         26,050
                  2013..     $1.34       $1.81         26,352
                  2012..     $1.24       $1.34         32,515
                  2011..     $1.33       $1.24         32,896
                  2010..     $1.07       $1.33         33,844
                  2009..     $0.76       $1.07         34,241
                  2008..     $1.36       $0.76             --
                  2007..     $1.34       $1.36          2,608

                2.35% Variable Account Charge Continued
                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------

                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(Z)(AN):
                  2016..     $0.97        $0.98             --
                  2015..     $1.05        $0.97             --
                  2014..     $1.03        $1.05             --
                  2013..     $1.00        $1.03             --

                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(I)(T):
                  2016..     $0.98        $0.97             --
                  2015..     $1.01        $0.98            722
                  2014..     $1.04        $1.01             --
                  2013..     $1.06        $1.04          3,154
                  2012..     $1.05        $1.06         41,170
                  2011..     $1.01        $1.05         41,647
                  2010..     $1.00        $1.01             --

                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(A)(L)(S)(V):
                  2016..     $1.22        $1.38         16,216
                  2015..     $1.38        $1.22         69,008
                  2014..     $1.29        $1.38             --
                  2013..     $0.99        $1.29             --
                  2012..     $0.86        $0.99             --
                  2011..     $0.88        $0.86             --
                  2010..     $0.74        $0.88             --
                  2009..     $0.54        $0.74             --
                  2008..     $0.95        $0.54             --
                  2007..     $1.00        $0.95             --

                INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                  2016..     $1.73        $1.98          3,130
                  2015..     $1.89        $1.73          4,245
                  2014..     $1.77        $1.89            754
                  2013..     $1.34        $1.77          2,584
                  2012..     $1.15        $1.34         19,825
                  2011..     $1.20        $1.15         20,114
                  2010..     $1.07        $1.20          1,150
                  2009..     $0.85        $1.07          1,139
                  2008..     $1.35        $0.85          1,073
                  2007..     $1.41        $1.35          1,117

                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(F)(P)(X):
                  2016..     $1.28        $1.44             --
                  2015..     $1.35        $1.28             --
                  2014..     $1.27        $1.35             --
                  2013..     $1.04        $1.27             --
                  2012..     $0.95        $1.04             --
                  2011..     $0.99        $0.95             --
                  2010..     $0.94        $0.99             --
                  2009..     $0.72        $0.94             --
                  2008..     $1.20        $0.72             --
                  2007..     $1.21        $1.20             --

                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                  2016..     $1.82        $2.12         11,762
                  2015..     $1.93        $1.82         11,447
                  2014..     $1.80        $1.93             --
                  2013..     $1.37        $1.80             --
                  2012..     $1.23        $1.37             --
                  2011..     $1.29        $1.23             --
                  2010..     $1.18        $1.29          6,485
                  2009..     $0.97        $1.18          6,565
                  2008..     $1.47        $0.97             --
                  2007..     $1.47        $1.47             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                  2016.     $1.20       $1.31         60,806
                  2015.     $1.31       $1.20         62,361
                  2014.     $1.31       $1.31         42,551
                  2013.     $0.98       $1.31         51,253
                  2012.     $0.88       $0.98         56,670
                  2011.     $0.91       $0.88         68,099
                  2010.     $0.73       $0.91         87,365
                  2009.     $0.62       $0.73         61,644
                  2008.     $0.92       $0.62         27,519
                  2007.     $1.00       $0.92             --

                IVY VIP ASSET STRATEGY SUB-ACCOUNT(B)(BA):
                  2016.     $2.35       $2.23        130,637
                  2015.     $2.62       $2.35        147,390
                  2014.     $2.83       $2.62        208,463
                  2013.     $2.32       $2.83        210,961
                  2012.     $1.99       $2.32        231,509
                  2011.     $2.20       $1.99        211,438
                  2010.     $2.07       $2.20        223,623
                  2009.     $1.69       $2.07        191,304
                  2008.     $2.34       $1.69        101,650
                  2007.     $1.94       $2.34          2,673

                IVY VIP BALANCED SUB-ACCOUNT(B)(BA):
                  2016.     $1.84       $1.83         20,439
                  2015.     $1.89       $1.84         90,311
                  2014.     $1.79       $1.89         67,584
                  2013.     $1.49       $1.79         70,617
                  2012.     $1.36       $1.49         76,017
                  2011.     $1.35       $1.36         19,231
                  2010.     $1.18       $1.35             --
                  2009.     $1.07       $1.18             --
                  2008.     $1.38       $1.07             --
                  2007.     $1.32       $1.38             --

                IVY VIP CORE EQUITY SUB-ACCOUNT(B)(BA):
                  2016.     $2.22       $2.25             --
                  2015.     $2.29       $2.22          1,503
                  2014.     $2.14       $2.29             --
                  2013.     $1.64       $2.14             --
                  2012.     $1.41       $1.64             --
                  2011.     $1.42       $1.41             --
                  2010.     $1.21       $1.42             --
                  2009.     $1.00       $1.21             --
                  2008.     $1.56       $1.00             --
                  2007.     $1.48       $1.56             --

                IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(AM)(BA):
                  2016.     $1.81       $1.72             --
                  2015.     $1.79       $1.81             --
                  2014.     $1.82       $1.79         23,531
                  2013.     $1.56       $1.82         23,803
                  2012.     $1.35       $1.56         42,952
                  2011.     $1.50       $1.35         43,438
                  2010.     $1.33       $1.50         26,616
                  2009.     $1.08       $1.33         26,895
                  2008.     $1.91       $1.08          1,980
                  2007.     $1.71       $1.91          1,745

                IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                  2016.     $0.93       $1.06         91,333
                  2015.     $1.02       $0.93        115,493
                  2014.     $1.03       $1.02         85,954
                  2013.     $1.00       $1.03          1,069

                2.35% Variable Account Charge Continued
                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------

                IVY VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(B)(G)(BA):
                  2016.      $1.76       $1.74        101,055
                  2015.      $1.82       $1.76         83,855
                  2014.      $1.84       $1.82         92,342
                  2013.      $1.51       $1.84        100,435
                  2012.      $1.36       $1.51         87,634
                  2011.      $1.62       $1.36         93,287
                  2010.      $1.45       $1.62        105,446
                  2009.      $1.08       $1.45         65,782
                  2008.      $1.92       $1.08         37,522
                  2007.      $1.82       $1.92          9,845

                IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016.      $1.91       $2.12          9,518
                  2015.      $2.15       $1.91          6,113
                  2014.      $2.24       $2.15          9,974
                  2013.      $1.46       $2.24          9,699
                  2012.      $1.34       $1.46         10,927
                  2011.      $1.47       $1.34         10,426
                  2010.      $1.07       $1.47         10,734
                  2009.      $0.78       $1.07         11,384
                  2008.      $1.53       $0.78          3,061
                  2007.      $1.50       $1.53             --

                IVY VIP MID CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016.      $2.12       $2.19         13,102
                  2015.      $2.30       $2.12         16,504
                  2014.      $2.18       $2.30         15,835
                  2013.      $1.72       $2.18         18,246
                  2012.      $1.55       $1.72         17,306
                  2011.      $1.60       $1.55          7,011
                  2010.      $1.24       $1.60             --
                  2009.      $0.87       $1.24             --
                  2008.      $1.39       $0.87             --
                  2007.      $1.34       $1.39             --

                IVY VIP NATURAL RESOURCES SUB-ACCOUNT(B)(BA)(BC):
                  2016..     $0.81       $0.97         72,245
                  2015..     $1.06       $0.81         87,597
                  2014..     $1.25       $1.06         85,980
                  2013..     $1.19       $1.25         86,902
                  2012..     $1.19       $1.19         87,513
                  2011..     $1.56       $1.19         89,340
                  2010..     $1.36       $1.56         70,532
                  2009..     $0.80       $1.36         63,217
                  2008..     $2.13       $0.80          4,667
                  2007..     $1.84       $2.13          1,722

                IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AA)(BA):
                  2016..     $1.03       $1.02             --
                  2015..     $1.06       $1.03             --
                  2014..     $1.04       $1.06             --
                  2013..     $1.00       $1.04             --

                IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016..     $1.03       $1.03             --
                  2015..     $1.07       $1.03             --
                  2014..     $1.05       $1.07             --
                  2013..     $1.00       $1.05             --

                IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016..     $1.01       $1.00             --
                  2015..     $1.04       $1.01             --
                  2014..     $1.04       $1.04             --
                  2013..     $1.00       $1.04             --




                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------

                IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(B)(BA):
                  2016...     $2.97       $2.95        20,511
                  2015...     $3.13       $2.97        23,748
                  2014...     $3.11       $3.13        19,381
                  2013...     $2.04       $3.11        20,291
                  2012...     $1.63       $2.04        23,894
                  2011...     $1.77       $1.63        18,920
                  2010...     $1.61       $1.77        17,483
                  2009...     $1.15       $1.61        18,768
                  2008...     $1.78       $1.15        15,535
                  2007...     $1.64       $1.78         9,148

                IVY VIP SMALL CAP VALUE SUB-ACCOUNT(B)(BA)(BD):
                  2016...     $1.89       $2.38        15,547
                  2015...     $2.05       $1.89        17,682
                  2014...     $1.96       $2.05        19,623
                  2013...     $1.50       $1.96        20,657
                  2012...     $1.30       $1.50        23,426
                  2011...     $1.52       $1.30        24,201
                  2010...     $1.23       $1.52        29,856
                  2009...     $0.98       $1.23        32,301
                  2008...     $1.36       $0.98        34,342
                  2007...     $1.36       $1.36        13,174

                IVY VIP VALUE SUB-ACCOUNT(B)(BA):
                  2016...     $1.83       $1.99           370
                  2015...     $1.95       $1.83        12,104
                  2014...     $1.80       $1.95         1,120
                  2013...     $1.36       $1.80         1,135
                  2012...     $1.17       $1.36            --
                  2011...     $1.29       $1.17            --
                  2010...     $1.12       $1.29            --
                  2009...     $0.90       $1.12            --
                  2008...     $1.40       $0.90            --
                  2007...     $1.41       $1.40            --

                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2016...     $1.89       $1.93            --
                  2015...     $1.93       $1.89            --
                  2014...     $1.82       $1.93            --
                  2013...     $1.56       $1.82            --
                  2012...     $1.41       $1.56         6,117
                  2011...     $1.42       $1.41         6,192
                  2010...     $1.35       $1.42            --
                  2009...     $1.10       $1.35            --
                  2008...     $1.34       $1.10            --
                  2007...     $1.30       $1.34            --

                JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                  2016...     $0.97       $0.97            --
                  2015...     $1.00       $0.97         3,071

                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2016...     $2.47       $2.46        12,598
                  2015...     $2.26       $2.47        12,281
                  2014...     $2.13       $2.26        44,475
                  2013...     $1.67       $2.13        46,118
                  2012...     $1.38       $1.67        48,019
                  2011...     $1.51       $1.38        47,415
                  2010...     $1.46       $1.51        58,665
                  2009...     $1.02       $1.46        62,519
                  2008...     $1.88       $1.02        50,341
                  2007...     $1.60       $1.88        12,465

                2.35% Variable Account Charge Continued
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------

                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                  2016.       $1.75       $1.59         53,018
                  2015.       $1.96       $1.75         40,233
                  2014.       $2.28       $1.96         50,979
                  2013.       $2.05       $2.28         54,543
                  2012.       $1.85       $2.05         54,349
                  2011.       $2.80       $1.85         58,214
                  2010.       $2.29       $2.80         80,648
                  2009.       $1.31       $2.29         66,947
                  2008.       $2.81       $1.31         37,728
                  2007.       $2.50       $2.81          9,026

                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(A)(C):
                  2016.       $1.22       $1.42         22,574
                  2015.       $1.30       $1.22         26,927
                  2014.       $1.23       $1.30         28,459
                  2013.       $1.00       $1.23         34,263
                  2012.       $0.92       $1.00         31,224
                  2011.       $0.97       $0.92         36,293
                  2010.       $0.86       $0.97         52,118
                  2009.       $0.67       $0.86         30,438
                  2008.       $0.94       $0.67         13,405
                  2007.       $1.00       $0.94             --

                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2016.       $1.56       $1.59             --
                  2015.       $1.53       $1.56             --
                  2014.       $1.44       $1.53             --
                  2013.       $1.07       $1.44             --
                  2012.       $0.94       $1.07             --
                  2011.       $1.03       $0.94             --
                  2010.       $0.82       $1.03             --
                  2009.       $0.59       $0.82             --
                  2008.       $1.25       $0.59             --
                  2007.       $1.22       $1.25             --

                MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(AR):
                  2016...     $0.96       $0.97         26,924
                  2015...     $1.00       $0.96         32,756

                MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(A)(H)(BE):
                  2016...     $0.58       $0.60         29,811
                  2015...     $0.66       $0.58         33,287
                  2014...     $0.71       $0.66         54,302
                  2013...     $0.74       $0.71         59,805
                  2012...     $0.63       $0.74         73,325
                  2011...     $0.79       $0.63         98,014
                  2010...     $0.68       $0.79        100,514
                  2009...     $0.41       $0.68         78,169
                  2008...     $0.97       $0.41         23,458
                  2007...     $1.00       $0.97             --

                MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AV):
                  2016...     $0.94       $1.02         82,368
                  2015...     $0.88       $0.94        208,608
                  2014...     $0.97       $0.99        213,948
                  2013...     $0.84       $0.97        219,991
                  2012...     $0.75       $0.84        219,414
                  2011...     $0.81       $0.75        220,693
                  2010...     $0.72       $0.81        580,358
                  2009...     $0.58       $0.72        439,739
                  2008...     $0.94       $0.58         52,819
                  2007...     $1.00       $0.94             --




                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------

                MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AW):
                  2016.       $1.02       $1.08          46,434
                  2015.       $1.07       $1.02         215,338
                  2014.       $1.05       $1.07         193,382
                  2013.       $0.96       $1.05         194,789
                  2012.       $0.89       $0.96         192,636
                  2011.       $0.92       $0.89         100,459
                  2010.       $0.83       $0.92         123,084
                  2009.       $0.72       $0.83         119,484
                  2008.       $0.97       $0.72          36,899
                  2007.       $1.00       $0.97              --

                MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AX):
                  2016.       $1.02       $1.04         120,889
                  2015.       $1.06       $1.02         133,522
                  2014.       $1.05       $1.06         136,781
                  2013.       $1.05       $1.05         137,702
                  2012.       $1.02       $1.05         137,292
                  2011.       $1.02       $1.02         138,531
                  2010.       $0.97       $1.02         141,891
                  2009.       $0.93       $0.97         139,443
                  2008.       $1.01       $0.93           8,633
                  2007.       $1.00       $1.01              --

                MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AY):
                  2016.       $0.99       $1.06         210,436
                  2015.       $1.03       $0.99         196,985
                  2014.       $1.01       $1.03         190,805
                  2013.       $0.89       $1.01         196,146
                  2012.       $0.81       $0.89         274,808
                  2011.       $0.86       $0.81         403,204
                  2010.       $0.77       $0.86         445,164
                  2009.       $0.63       $0.77         520,587
                  2008.       $0.95       $0.63         360,905
                  2007.       $1.00       $0.95              --

                MORNINGSTAR INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AZ):
                  2016...     $1.02       $1.06         235,365
                  2015...     $1.06       $1.02         226,957
                  2014...     $1.05       $1.06         255,950
                  2013...     $1.00       $1.05         259,329
                  2012...     $0.95       $1.00         260,990
                  2011...     $0.96       $0.95         943,004
                  2010...     $0.90       $0.96       1,005,869
                  2009...     $0.82       $0.90       1,008,975
                  2008...     $0.99       $0.82         199,215
                  2007...     $1.00       $0.99              --

                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT(A):
                  2016...     $1.26       $1.34          18,411
                  2015...     $1.29       $1.26          21,013
                  2014...     $1.20       $1.29          23,771
                  2013...     $0.90       $1.20          27,115
                  2012...     $0.83       $0.90          31,960
                  2011...     $0.88       $0.83          36,655
                  2010...     $0.73       $0.88          43,014
                  2009...     $0.57       $0.73          49,934
                  2008...     $0.96       $0.57          46,744
                  2007...     $1.00       $0.96              --

                2.35% Variable Account Charge Continued
                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(AB):
                  2016.     $1.95       $1.85          2,500
                  2015.     $1.93       $1.95          8,694
                  2014.     $2.13       $1.93          1,884
                  2013.     $1.74       $2.13          2,116
                  2012.     $1.46       $1.74          2,627
                  2011.     $1.62       $1.46          2,658
                  2010.     $1.45       $1.62             --
                  2009.     $1.06       $1.45             --
                  2008.     $1.91       $1.06             --
                  2007.     $1.84       $1.91            861

                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(A)(N)(U):
                  2016.     $1.33       $1.52         33,651
                  2015.     $1.45       $1.33         30,691
                  2014.     $1.33       $1.45             --
                  2013.     $0.96       $1.33             --
                  2012.     $0.84       $0.96             --
                  2011.     $0.88       $0.84             --
                  2010.     $0.73       $0.88             --
                  2009.     $0.55       $0.73             --
                  2008.     $0.90       $0.55             --
                  2007.     $1.00       $0.90             --

                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(Z):
                  2016.     $0.99       $1.04             --
                  2015.     $1.07       $0.99             --
                  2014.     $1.04       $1.07             --
                  2013.     $1.00       $1.04             --

                PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                  2016.     $0.97       $0.96         55,431
                  2015.     $0.99       $0.97         85,421
                  2014.     $1.00       $0.99         56,311
                  2013.     $1.03       $1.00         60,630
                  2012.     $1.00       $1.03         72,894
                  2011.     $1.01       $1.00         58,638
                  2010.     $1.00       $1.01             --

                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                  2016.     $1.06       $1.06        133,867
                  2015.     $1.08       $1.06        133,952
                  2014.     $1.06       $1.08        131,027
                  2013.     $1.11       $1.06        139,753
                  2012.     $1.04       $1.11        101,271
                  2011.     $1.03       $1.04         93,660
                  2010.     $1.00       $1.03             --

                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                  2016.     $1.57       $1.74             --
                  2015.     $1.66       $1.57             --
                  2014.     $1.50       $1.66             --
                  2013.     $1.16       $1.50             --
                  2012.     $1.00       $1.16             --
                  2011.     $1.00       $1.00             --
                  2010.     $0.91       $1.00             --
                  2009.     $0.72       $0.91             --
                  2008.     $1.34       $0.72             --
                  2007.     $1.40       $1.34             --

                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2016.     $1.49       $1.67             --
                  2015.     $1.65       $1.49          1,176
                  2014.     $1.52       $1.65             --
                  2013.     $1.15       $1.52             --
                  2012.     $0.99       $1.15             --
                  2011.     $1.06       $0.99             --
                  2010.     $0.95       $1.06             --
                  2009.     $0.75       $0.95             --
                  2008.     $1.25       $0.75             --
                  2007.     $1.31       $1.25             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                  2016.     $1.66       $1.66             --
                  2015.     $1.81       $1.66             --
                  2014.     $1.69       $1.81             --
                  2013.     $1.20       $1.69             --
                  2012.     $1.08       $1.20             --
                  2011.     $1.34       $1.08             --
                  2010.     $1.14       $1.34             --
                  2009.     $0.71       $1.14             --
                  2008.     $1.15       $0.71             --
                  2007.     $1.10       $1.15             --

                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2016.     $1.36       $1.30             --
                  2015.     $1.39       $1.36          1,316
                  2014.     $1.53       $1.39          1,255
                  2013.     $1.22       $1.53          1,293
                  2012.     $1.03       $1.22          1,338
                  2011.     $1.26       $1.03          1,181
                  2010.     $1.18       $1.26          1,505
                  2009.     $0.97       $1.18          7,890
                  2008.     $1.77       $0.97         11,123
                  2007.     $1.72       $1.77          6,521

                PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(M):
                  2016.     $1.80       $1.89             --
                  2015.     $1.84       $1.80             --
                  2014.     $1.66       $1.84             --
                  2013.     $1.25       $1.66          3,777
                  2012.     $1.09       $1.25          6,744
                  2011.     $1.18       $1.09          6,827
                  2010.     $1.01       $1.18             --
                  2009.     $0.78       $1.01             --
                  2008.     $1.31       $0.78             --
                  2007.     $1.26       $1.31             --

                SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                  2016.     $1.18       $1.20        364,051
                  2015.     $1.21       $1.18        363,682
                  2014.     $1.16       $1.21        323,154
                  2013.     $1.20       $1.16        334,354
                  2012.     $1.14       $1.20        259,504
                  2011.     $1.08       $1.14        259,129
                  2010.     $1.01       $1.08        354,802
                  2009.     $0.90       $1.01        275,796
                  2008.     $1.06       $0.90        129,864
                  2007.     $1.07       $1.06         25,679

                SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                 SUB-ACCOUNT(Z)(AT):
                  2016.     $1.05       $1.12         48,141
                  2015.     $1.12       $1.05         70,996
                  2014.     $1.06       $1.12             --
                  2013.     $1.00       $1.06             --

                SFT ADVANTUS GOVERNMENT MONEY MARKET
                 SUB-ACCOUNT(Q)(AU):
                  2016.     $0.87       $0.85        152,969
                  2015.     $0.89       $0.87         49,678
                  2014.     $0.91       $0.89        125,723
                  2013.     $0.93       $0.91         42,895
                  2012.     $0.95       $0.93         45,459
                  2011.     $0.98       $0.95         99,663
                  2010.     $1.00       $0.98         80,858
                  2009.     $1.02       $1.00         64,908
                  2008.     $1.02       $1.02         90,223
                  2007.     $1.02       $1.02         11,896

                2.35% Variable Account Charge Continued
                           UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                           BEGINNING OF  AT END OF  OUTSTANDING AT
                              PERIOD       PERIOD    END OF PERIOD
                           ------------- ---------- ---------------

                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                  2016..       $2.17       $2.54         95,289
                  2015..       $2.28       $2.17         69,301
                  2014..       $2.14       $2.28         67,412
                  2013..       $1.65       $2.14         73,972
                  2012..       $1.44       $1.65         87,171
                  2011..       $1.51       $1.44         86,394
                  2010..       $1.23       $1.51        115,611
                  2009..       $0.92       $1.23         92,721
                  2008..       $1.48       $0.92         72,113
                  2007..       $1.47       $1.48         24,526

                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                  2016..       $1.79       $1.94         53,324
                  2015..       $1.81       $1.79         37,934
                  2014..       $1.64       $1.81             --
                  2013..       $1.27       $1.64             --
                  2012..       $1.13       $1.27             --
                  2011..       $1.14       $1.13             --
                  2010..       $1.02       $1.14          7,294
                  2009..       $0.83       $1.02          7,384
                  2008..       $1.35       $0.83             --
                  2007..       $1.34       $1.35             --

                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                  2016..       $1.31       $1.32        121,412
                  2015..       $1.40       $1.31        131,802
                  2014..       $1.41       $1.40        113,022
                  2013..       $1.44       $1.41        116,705
                  2012..       $1.27       $1.44         90,142
                  2011..       $1.30       $1.27         88,691
                  2010..       $1.17       $1.30        106,587
                  2009..       $1.02       $1.17        106,546
                  2008..       $1.00       $1.02         38,782
                  2007..       $0.97       $1.00         20,010

                SFT ADVANTUS MANAGED VOLATILITY EQUITY
                 SUB-ACCOUNT(AS):
                  2016..       $1.00       $1.02         42,583
                  2015..       $1.00       $1.00             --

                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                  2016..       $1.05       $1.04         11,461
                  2015..       $1.05       $1.05          9,172
                  2014..       $1.01       $1.05         12,995
                  2013..       $1.06       $1.01         12,789
                  2012..       $1.05       $1.06         11,853
                  2011..       $1.00       $1.05         11,550
                  2010..       $0.96       $1.00         26,355
                  2009..       $0.91       $0.96          7,323
                  2008..       $1.07       $0.91          7,866
                  2007..       $1.09       $1.07             --

                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(Q):
                  2016....     $2.34       $2.39         55,730
                  2015....     $2.29       $2.34         44,597
                  2014....     $1.79       $2.29         75,560
                  2013....     $1.82       $1.79         79,841
                  2012....     $1.58       $1.82         71,329
                  2011....     $1.53       $1.58         65,921
                  2010....     $1.22       $1.53         76,410
                  2009....     $1.00       $1.22         30,660
                  2008....     $1.61       $1.00         17,009
                  2007....     $1.70       $1.61          1,733

                SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                  2016....     $2.05       $2.02        116,925
                  2015....     $1.97       $2.05        132,407
                  2014....     $1.78       $1.97        179,258

                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                  2016....     $1.71       $2.03          3,299
                  2015....     $1.82       $1.71         13,054
                  2014....     $1.71       $1.82         15,685




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------

                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                  2016.      $2.14       $2.19         26,276
                  2015.      $2.17       $2.14         20,104
                  2014.      $1.98       $2.17         20,418

                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                  2016.      $2.00       $2.17        153,905
                  2015.      $2.09       $2.00        139,429
                  2014.      $1.96       $2.09        175,346

                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                  2016..     $1.45       $1.66         11,749
                  2015..     $1.84       $1.45         11,116
                  2014..     $2.06       $1.84         13,114
                  2013..     $2.13       $2.06         13,538
                  2012..     $1.93       $2.13         18,419
                  2011..     $2.34       $1.93         16,445
                  2010..     $2.04       $2.34          7,557
                  2009..     $1.21       $2.04          7,915
                  2008..     $2.62       $1.21          4,121
                  2007..     $2.30       $2.62          1,500

                TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                  2016..     $1.00       $1.04             --
                  2015..     $1.07       $1.00             --
                  2014..     $1.07       $1.07             --
                  2013..     $1.01       $1.07             --
                  2012..     $1.00       $1.01             --

                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                  2016..     $0.95       $0.98             --
                  2015..     $1.03       $0.95             --
                  2014..     $1.03       $1.03             --
                  2013..     $1.00       $1.03             --

                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                  2016..     $1.00       $1.03             --
                  2015..     $1.13       $1.00             --
                  2014..     $1.14       $1.13             --
                  2013..     $1.01       $1.14             --
                  2012..     $1.00       $1.01             --

                TOPS(R) MANAGED RISK MODERATE GROWTH ETF SUB-
                 ACCOUNT(R):
                  2016..     $1.02       $1.06             --
                  2015..     $1.12       $1.02             --
                  2014..     $1.11       $1.12             --
                  2013..     $1.01       $1.11             --
                  2012..     $1.00       $1.01             --





                2.45% Variable Account Charge
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------

                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(Z)(AO)(AP):
                  2016.       $1.02       $1.03             --
                  2015.       $1.06       $1.02             --
                  2014.       $1.04       $1.06             --
                  2013.       $1.00       $1.04             --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(A)(AO)(AQ):
                  2016...     $0.53       $0.52             --
                  2015...     $0.54       $0.53             --
                  2014...     $0.59       $0.54             --
                  2013...     $0.49       $0.59             --
                  2012...     $0.44       $0.49             --
                  2011...     $0.56       $0.44             --
                  2010...     $0.55       $0.56             --
                  2009...     $0.42       $0.55             --
                  2008...     $0.92       $0.42             --
                  2007...     $1.00       $0.92        544,879

                2.45% Variable Account Charge Continued
                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                AMERICAN CENTURY VP INCOME & GROWTH
                 SUB-ACCOUNT:
                  2016.     $1.61       $1.78             --
                  2015.     $1.75       $1.61             --
                  2014.     $1.60       $1.75             --
                  2013.     $1.21       $1.60             --
                  2012.     $1.08       $1.21             --
                  2011.     $1.08       $1.08             --
                  2010.     $0.97       $1.08             --
                  2009.     $0.84       $0.97             --
                  2008.     $1.33       $0.84             --
                  2007.     $1.36       $1.33             --
                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT(A):
                  2016.     $1.08       $1.10        172,343
                  2015.     $1.14       $1.08        157,011
                  2014.     $1.13       $1.14        174,924
                  2013.     $1.26       $1.13        191,701
                  2012.     $1.21       $1.26        147,136
                  2011.     $1.11       $1.21         54,822
                  2010.     $1.08       $1.11         43,909
                  2009.     $1.00       $1.08         22,161
                  2008.     $1.04       $1.00             --
                  2007.     $1.00       $1.04             --
                AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                  2016.     $0.90       $0.90          2,300
                  2015.     $0.96       $0.90          2,172
                  2014.     $0.97       $0.96          1,512
                  2013.     $1.02       $0.97          1,532
                  2012.     $0.99       $1.02          1,553
                  2011.     $1.00       $0.99             --
                AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                  2016.     $1.29       $1.27             --
                  2015.     $1.24       $1.29             --
                  2014.     $1.24       $1.24             --
                  2013.     $0.98       $1.24             --
                  2012.     $0.82       $0.98             --
                  2011.     $1.00       $0.82             --
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                 SUB-ACCOUNT(O):
                  2016.     $1.07       $1.06          7,159
                  2015.     $1.09       $1.07          7,158
                  2014.     $1.09       $1.09          6,747
                  2013.     $0.87       $1.09          7,241
                  2012.     $0.76       $0.87         13,893
                  2011.     $1.00       $0.76             --
                AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                  2016.     $1.39       $1.48         17,595
                  2015.     $1.33       $1.39         17,323
                  2014.     $1.26       $1.33         17,969
                  2013.     $0.99       $1.26         11,045
                  2012.     $0.86       $0.99         22,175
                  2011.     $1.00       $0.86             --
                AMERICAN FUNDS IS: GROWTH INCOME SUB-ACCOUNT(O):
                  2016.     $1.44       $1.56            351
                  2015.     $1.45       $1.44            332
                  2014.     $1.34       $1.45         16,571
                  2013.     $1.03       $1.34         16,779
                  2012.     $0.90       $1.03          5,006
                  2011.     $1.00       $0.90             --
                AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                  2016.     $0.94       $0.95             --
                  2015.     $1.00       $0.94             --
                  2014.     $1.06       $1.00             --
                  2013.     $0.89       $1.06             --
                  2012.     $0.77       $0.89             --
                  2011.     $1.00       $0.77             --




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                  2016.      $0.86       $0.88         7,798
                  2015.      $0.91       $0.86         7,767
                  2014.      $1.01       $0.91         7,474
                  2013.      $0.93       $1.01         7,823
                  2012.      $0.81       $0.93           356
                  2011.      $1.00       $0.81            --
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES SUB-ACCOUNT(O):
                  2016.      $1.00       $0.99         3,058
                  2015.      $1.01       $1.00         2,888
                  2014.      $0.98       $1.01         2,926
                  2013.      $1.04       $0.98         2,966
                  2012.      $1.05       $1.04         3,007
                  2011.      $1.00       $1.05            --
                CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                 SUB-ACCOUNT(AR):
                  2016.      $0.95       $0.97            --
                  2015.      $1.00       $0.95            --
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2016..     $1.54       $1.77        19,107
                  2015..     $1.65       $1.54        14,631
                  2014..     $1.56       $1.65        15,005
                  2013..     $1.25       $1.56        12,204
                  2012..     $1.09       $1.25        12,550
                  2011..     $1.11       $1.09        12,970
                  2010..     $0.99       $1.11         7,652
                  2009..     $0.78       $0.99         7,744
                  2008..     $1.40       $0.78        12,828
                  2007..     $1.44       $1.40            --
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2016..     $2.45       $2.67           718
                  2015..     $2.55       $2.45         6,730
                  2014..     $2.46       $2.55         7,159
                  2013..     $1.86       $2.46         6,759
                  2012..     $1.66       $1.86         6,524
                  2011..     $1.91       $1.66            --
                  2010..     $1.52       $1.91            --
                  2009..     $1.12       $1.52            --
                  2008..     $1.90       $1.12            --
                  2007..     $1.84       $1.90            --
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                  2016..     $1.59       $1.80         1,367
                  2015..     $1.72       $1.59         1,118
                  2014..     $1.64       $1.72         1,120
                  2013..     $1.31       $1.64         1,191
                  2012..     $1.18       $1.31         1,307
                  2011..     $1.22       $1.18         1,402
                  2010..     $1.12       $1.22            --
                  2009..     $0.91       $1.12            --
                  2008..     $1.49       $0.91            --
                  2007..     $1.48       $1.49            --
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                  2016..     $1.20       $1.52        52,294
                  2015..     $1.32       $1.20        52,537
                  2014..     $1.35       $1.32        56,691
                  2013..     $1.02       $1.35        64,086
                  2012..     $0.88       $1.02        65,745
                  2011..     $0.94       $0.88        30,504
                  2010..     $0.75       $0.94        26,937
                  2009..     $0.59       $0.75         7,030
                  2008..     $0.91       $0.59            --
                  2007..     $1.00       $0.91            --

                2.45% Variable Account Charge Continued
                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(AD):
                  2016..     $1.78        $1.81          47,996
                  2015..     $1.88        $1.78          57,410
                  2014..     $1.79        $1.88          52,598
                  2013..     $1.33        $1.79          53,494
                  2012..     $1.23        $1.33          56,542
                  2011..     $1.32        $1.23          51,194
                  2010..     $1.06        $1.32          49,006
                  2009..     $0.76        $1.06          25,496
                  2008..     $1.35        $0.76              --
                  2007..     $1.34        $1.35              --
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(Z)(AN):
                  2016..     $0.96        $0.98              --
                  2015..     $1.05        $0.96              --
                  2014..     $1.03        $1.05              --
                  2013..     $1.00        $1.03              --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(I)(T):
                  2016..     $0.98        $0.96         102,875
                  2015..     $1.01        $0.98          93,124
                  2014..     $1.03        $1.01         114,083
                  2013..     $1.05        $1.03         120,809
                  2012..     $1.05        $1.05          93,205
                  2011..     $1.01        $1.05          21,324
                  2010..     $1.00        $1.01           9,770
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(A)(L)(S)(V):
                  2016..     $1.21        $1.37          32,550
                  2015..     $1.37        $1.21          29,702
                  2014..     $1.29        $1.37          30,400
                  2013..     $0.98        $1.29          15,534
                  2012..     $0.86        $0.98          21,140
                  2011..     $0.87        $0.86              --
                  2010..     $0.73        $0.87              --
                  2009..     $0.54        $0.73              --
                  2008..     $0.95        $0.54              --
                  2007..     $1.00        $0.95              --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                  2016..     $1.71        $1.95          79,036
                  2015..     $1.87        $1.71          60,826
                  2014..     $1.75        $1.87          64,001
                  2013..     $1.33        $1.75          67,657
                  2012..     $1.14        $1.33          64,357
                  2011..     $1.20        $1.14          16,634
                  2010..     $1.06        $1.20          11,121
                  2009..     $0.85        $1.06              --
                  2008..     $1.35        $0.85              --
                  2007..     $1.40        $1.35              --
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(F)(P)(X):
                  2016..     $1.27        $1.42              --
                  2015..     $1.33        $1.27              --
                  2014..     $1.26        $1.33              --
                  2013..     $1.03        $1.26              --
                  2012..     $0.94        $1.03              --
                  2011..     $0.98        $0.94              --
                  2010..     $0.93        $0.98              --
                  2009..     $0.72        $0.93              --
                  2008..     $1.19        $0.72              --
                  2007..     $1.21        $1.19              --




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                  2016..     $1.80       $2.10            --
                  2015..     $1.91       $1.80            --
                  2014..     $1.78       $1.91         9,169
                  2013..     $1.36       $1.78         3,204
                  2012..     $1.22       $1.36            --
                  2011..     $1.28       $1.22            --
                  2010..     $1.17       $1.28            --
                  2009..     $0.97       $1.17            --
                  2008..     $1.46       $0.97            --
                  2007..     $1.16       $1.46            --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                  2016..     $1.19       $1.30        57,850
                  2015..     $1.30       $1.19        67,319
                  2014..     $1.30       $1.30        74,088
                  2013..     $0.97       $1.30        85,250
                  2012..     $0.88       $0.97        88,045
                  2011..     $0.91       $0.88        33,713
                  2010..     $0.73       $0.91        30,477
                  2009..     $0.62       $0.73         7,647
                  2008..     $0.92       $0.62           357
                  2007..     $1.00       $0.92            --
                IVY VIP ASSET STRATEGY SUB-ACCOUNT(B)(BA):
                  2016..     $2.32       $2.21        60,843
                  2015..     $2.59       $2.32        52,671
                  2014..     $2.81       $2.59        53,661
                  2013..     $2.30       $2.81        51,866
                  2012..     $1.98       $2.30        34,424
                  2011..     $2.18       $1.98        34,855
                  2010..     $2.06       $2.18        52,010
                  2009..     $1.69       $2.06            --
                  2008..     $2.33       $1.69            --
                  2007..     $1.93       $2.33            --
                IVY VIP BALANCED SUB-ACCOUNT(B)(BA):
                  2016..     $1.81       $1.81            --
                  2015..     $1.86       $1.81            --
                  2014..     $1.78       $1.86        10,616
                  2013..     $1.47       $1.78        10,750
                  2012..     $1.35       $1.47         3,141
                  2011..     $1.34       $1.35            --
                  2010..     $1.17       $1.34            --
                  2009..     $1.06       $1.17            --
                  2008..     $1.38       $1.06            --
                  2007..     $1.32       $1.38            --
                IVY VIP CORE EQUITY SUB-ACCOUNT(B)(BA):
                  2016..     $2.19       $2.22         4,975
                  2015..     $2.26       $2.19         4,184
                  2014..     $2.11       $2.26         4,243
                  2013..     $1.62       $2.11            --
                  2012..     $1.40       $1.62            --
                  2011..     $1.41       $1.40            --
                  2010..     $1.20       $1.41            --
                  2009..     $0.99       $1.20            --
                  2008..     $1.56       $0.99            --
                  2007..     $1.48       $1.56            --
                IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(AM)(BA):
                  2016..     $1.79       $1.69        89,331
                  2015..     $1.77       $1.79        86,666
                  2014..     $1.80       $1.77        96,192
                  2013..     $1.55       $1.80        98,707
                  2012..     $1.34       $1.55        96,949
                  2011..     $1.49       $1.34        50,657
                  2010..     $1.33       $1.49        41,037
                  2009..     $1.07       $1.33        18,412
                  2008..     $1.90       $1.07            --
                  2007..     $1.71       $1.90            --

                2.45% Variable Account Charge Continued
                          UNIT VALUE AT   UNIT VALUE   NUMBER OF UNITS
                          BEGINNING OF    AT END OF    OUTSTANDING AT
                             PERIOD         PERIOD      END OF PERIOD
                           -------------   ----------   ---------------
                IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                  2016...     $0.93         $1.05           94,650
                  2015...     $1.02         $0.93           94,418
                  2014...     $1.02         $1.02          102,495
                  2013...     $1.00         $1.02               --
                IVY VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(B)(G)(BA):
                  2016...     $1.74         $1.72          127,635
                  2015...     $1.80         $1.74           82,617
                  2014...     $1.82         $1.80           88,038
                  2013...     $1.49         $1.82          103,524
                  2012...     $1.35         $1.49          106,427
                  2011...     $1.61         $1.35           57,674
                  2010...     $1.44         $1.61           44,239
                  2009...     $1.08         $1.44           17,496
                  2008...     $1.91         $1.08           10,592
                  2007...     $1.82         $1.91               --
                IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016...     $1.89         $2.09               --
                  2015...     $2.13         $1.89            7,283
                  2014...     $2.22         $2.13            7,758
                  2013...     $1.45         $2.22            7,856
                  2012...     $1.33         $1.45            7,955
                  2011...     $1.46         $1.33            8,055
                  2010...     $1.06         $1.46            8,156
                  2009...     $0.77         $1.06            8,258
                  2008...     $1.52         $0.77               --
                  2007...     $1.49         $1.52               --
                IVY VIP MID CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016...     $2.09         $2.17           11,497
                  2015...     $2.28         $2.09           18,587
                  2014...     $2.16         $2.28           19,463
                  2013...     $1.71         $2.16           14,239
                  2012...     $1.54         $1.71           12,895
                  2011...     $1.59         $1.54               --
                  2010...     $1.24         $1.59               --
                  2009...     $0.86         $1.24               --
                  2008...     $1.39         $0.86               --
                  2007...     $1.33         $1.39               --
                IVY VIP NATURAL RESOURCES SUB-ACCOUNT(B)(BA)(BC):
                  2016...     $0.80         $0.96            1,634
                  2015...     $1.05         $0.80            1,432
                  2014...     $1.24         $1.05           15,003
                  2013...     $1.18         $1.24              642
                  2012...     $1.19         $1.18            3,188
                  2011...     $1.55         $1.19            2,575
                  2010...     $1.35         $1.55               --
                  2009...     $0.80         $1.35               --
                  2008...     $2.13         $0.80               --
                  2007...     $1.83         $2.13          250,674
                IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AA)(BA):
                  2016...     $1.03         $1.02               --
                  2015...     $1.06         $1.03               --
                  2014...     $1.04         $1.06               --
                  2013...     $1.00         $1.04               --
                IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016...     $1.03         $1.03               --
                  2015...     $1.06         $1.03               --
                  2014...     $1.05         $1.06               --
                  2013...     $1.00         $1.05               --
                IVY VIP PATHFINDER MODERATELY CONSERVATIVE--
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016...     $1.01         $1.00               --
                  2015...     $1.04         $1.01               --
                  2014...     $1.04         $1.04               --
                  2013...     $1.00         $1.04               --




                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(B)(BA):
                  2016...     $2.93       $2.91         4,105
                  2015...     $3.10       $2.93         3,409
                  2014...     $3.08       $3.10         3,451
                  2013...     $2.02       $3.08         3,495
                  2012...     $1.62       $2.02         3,122
                  2011...     $1.76       $1.62         2,851
                  2010...     $1.60       $1.76         2,017
                  2009...     $1.14       $1.60            --
                  2008...     $1.77       $1.14            --
                  2007...     $1.63       $1.77            --
                IVY VIP SMALL CAP VALUE SUB-ACCOUNT(B)(BA)(BD):
                  2016...     $1.87       $2.35        12,956
                  2015...     $2.03       $1.87         8,705
                  2014...     $1.94       $2.03         8,796
                  2013...     $1.49       $1.94         9,059
                  2012...     $1.29       $1.49         9,283
                  2011...     $1.51       $1.29         9,179
                  2010...     $1.23       $1.51         5,334
                  2009...     $0.97       $1.23         1,347
                  2008...     $1.35       $0.97         5,526
                  2007...     $1.36       $1.35            --
                IVY VIP VALUE SUB-ACCOUNT(B)(BA):
                  2016...     $1.81       $1.96         7,168
                  2015...     $1.93       $1.81         6,281
                  2014...     $1.78       $1.93         6,021
                  2013...     $1.35       $1.78         1,084
                  2012...     $1.16       $1.35         1,099
                  2011...     $1.29       $1.16            --
                  2010...     $1.11       $1.29            --
                  2009...     $0.90       $1.11            --
                  2008...     $1.39       $0.90            --
                  2007...     $1.40       $1.39            --
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2016...     $1.87       $1.90         4,168
                  2015...     $1.91       $1.87         3,354
                  2014...     $1.81       $1.91         3,396
                  2013...     $1.55       $1.81         3,439
                  2012...     $1.40       $1.55         3,482
                  2011...     $1.41       $1.40         3,526
                  2010...     $1.34       $1.41            --
                  2009...     $1.09       $1.34            --
                  2008...     $1.33       $1.09            --
                  2007...     $1.29       $1.33            --
                JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                  2016...     $0.97       $0.97           677
                  2015...     $1.00       $0.97           672
                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2016...     $2.44       $2.42        20,010
                  2015...     $2.23       $2.44        16,150
                  2014...     $2.11       $2.23         9,105
                  2013...     $1.65       $2.11         9,219
                  2012...     $1.37       $1.65         9,335
                  2011...     $1.50       $1.37         9,453
                  2010...     $1.45       $1.50         6,561
                  2009...     $1.02       $1.45            --
                  2008...     $1.87       $1.02            --
                  2007...     $1.60       $1.87            --

                2.45% Variable Account Charge Continued
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                  2016.       $1.72       $1.57         42,389
                  2015.       $1.94       $1.72         28,071
                  2014.       $2.26       $1.94         26,912
                  2013.       $2.03       $2.26         29,954
                  2012.       $1.83       $2.03         30,929
                  2011.       $2.78       $1.83         30,481
                  2010.       $2.28       $2.78         22,974
                  2009.       $1.30       $2.28          7,705
                  2008.       $2.80       $1.30          5,699
                  2007.       $2.49       $2.80             --
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(A)(C):
                  2016.       $1.21       $1.40         55,804
                  2015.       $1.29       $1.21         53,236
                  2014.       $1.22       $1.29         57,484
                  2013.       $0.99       $1.22         68,082
                  2012.       $0.92       $0.99         68,270
                  2011.       $0.97       $0.92         29,397
                  2010.       $0.86       $0.97         25,908
                  2009.       $0.66       $0.86          6,142
                  2008.       $0.94       $0.66             --
                  2007.       $1.00       $0.94             --
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2016.       $1.54       $1.57          4,287
                  2015.       $1.51       $1.54         14,157
                  2014.       $1.42       $1.51         15,060
                  2013.       $1.06       $1.42         14,622
                  2012.       $0.94       $1.06         19,016
                  2011.       $1.02       $0.94             --
                  2010.       $0.81       $1.02             --
                  2009.       $0.59       $0.81             --
                  2008.       $1.25       $0.59             --
                  2007.       $1.22       $1.25             --
                MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(AR):
                  2016...     $0.96       $0.97            873
                  2015...     $1.00       $0.96            867
                MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(A)(H)(BE):
                  2016...     $0.57       $0.60        158,337
                  2015...     $0.66       $0.57        148,643
                  2014...     $0.71       $0.66        151,126
                  2013...     $0.73       $0.71        147,922
                  2012...     $0.63       $0.73        140,656
                  2011...     $0.79       $0.63        104,774
                  2010...     $0.68       $0.79         99,666
                  2009...     $0.41       $0.68          8,031
                  2008...     $0.97       $0.41             --
                  2007...     $1.00       $0.97             --
                MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AV):
                  2016...     $0.93       $1.01        114,867
                  2015...     $0.87       $0.93        103,645
                  2014...     $0.96       $0.98        104,949
                  2013...     $0.84       $0.96        106,270
                  2012...     $0.75       $0.84        101,150
                  2011...     $0.81       $0.75        102,425
                  2010...     $0.71       $0.81             --
                  2009...     $0.58       $0.71             --
                  2008...     $0.94       $0.58             --
                  2007...     $1.00       $0.94             --




                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AW):
                  2016.       $1.01       $1.07        104,450
                  2015.       $1.06       $1.01        146,172
                  2014.       $1.04       $1.06        148,012
                  2013.       $0.95       $1.04        149,876
                  2012.       $0.88       $0.95         97,852
                  2011.       $0.91       $0.88         30,640
                  2010.       $0.83       $0.91             --
                  2009.       $0.72       $0.83             --
                  2008.       $0.97       $0.72             --
                  2007.       $1.00       $0.97             --
                MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AX):
                  2016.       $1.01       $1.03             --
                  2015.       $1.05       $1.01         23,863
                  2014.       $1.05       $1.05         24,163
                  2013.       $1.05       $1.05         24,467
                  2012.       $1.02       $1.05             --
                  2011.       $1.01       $1.02             --
                  2010.       $0.97       $1.01             --
                  2009.       $0.92       $0.97             --
                  2008.       $1.01       $0.92             --
                  2007.       $1.00       $1.01             --
                MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AY):
                  2016.       $0.98       $1.05        295,006
                  2015.       $1.03       $0.98        277,856
                  2014.       $1.01       $1.03        312,843
                  2013.       $0.88       $1.01        329,810
                  2012.       $0.80       $0.88        370,216
                  2011.       $0.85       $0.80        468,941
                  2010.       $0.76       $0.85        505,234
                  2009.       $0.63       $0.76        539,481
                  2008.       $0.95       $0.63        618,286
                  2007.       $1.00       $0.95             --
                MORNINGSTAR INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AZ):
                  2016...     $1.01       $1.05        143,872
                  2015...     $1.05       $1.01        154,821
                  2014...     $1.04       $1.05        156,800
                  2013...     $1.00       $1.04        158,803
                  2012...     $0.95       $1.00        134,944
                  2011...     $0.96       $0.95         72,035
                  2010...     $0.90       $0.96         44,254
                  2009...     $0.82       $0.90         20,060
                  2008...     $0.99       $0.82             --
                  2007...     $1.00       $0.99             --
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT(A):
                  2016...     $1.25       $1.33            637
                  2015...     $1.28       $1.25            575
                  2014...     $1.19       $1.28            336
                  2013...     $0.89       $1.19            340
                  2012...     $0.82       $0.89            345
                  2011...     $0.87       $0.82             --
                  2010...     $0.73       $0.87             --
                  2009...     $0.57       $0.73             --
                  2008...     $0.96       $0.57             --
                  2007...     $1.00       $0.96             --

                2.45% Variable Account Charge Continued
                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(AB):
                  2016.     $1.92       $1.83         16,334
                  2015.     $1.91       $1.92         10,364
                  2014.     $2.11       $1.91         11,225
                  2013.     $1.72       $2.11          5,359
                  2012.     $1.45       $1.72            298
                  2011.     $1.61       $1.45            307
                  2010.     $1.44       $1.61             --
                  2009.     $1.06       $1.44             --
                  2008.     $1.91       $1.06             --
                  2007.     $1.83       $1.91             --
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(A)(N)(U):
                  2016.     $1.31       $1.51          1,712
                  2015.     $1.43       $1.31          1,546
                  2014.     $1.32       $1.43          1,567
                  2013.     $0.96       $1.32          1,589
                  2012.     $0.84       $0.96          1,610
                  2011.     $0.88       $0.84             --
                  2010.     $0.73       $0.88             --
                  2009.     $0.55       $0.73             --
                  2008.     $0.90       $0.55             --
                  2007.     $1.00       $0.90             --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(Z):
                  2016.     $0.98       $1.03             --
                  2015.     $1.07       $0.98             --
                  2014.     $1.04       $1.07             --
                  2013.     $1.00       $1.04             --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                  2016.     $0.96       $0.95        171,625
                  2015.     $0.98       $0.96        157,187
                  2014.     $1.00       $0.98        164,075
                  2013.     $1.03       $1.00        145,832
                  2012.     $0.99       $1.03        185,231
                  2011.     $1.01       $0.99        126,971
                  2010.     $1.00       $1.01        109,646
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                  2016.     $1.05       $1.05        319,615
                  2015.     $1.07       $1.05        299,263
                  2014.     $1.06       $1.07        353,970
                  2013.     $1.11       $1.06        342,762
                  2012.     $1.04       $1.11        340,065
                  2011.     $1.02       $1.04        202,765
                  2010.     $1.00       $1.02        177,141
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                  2016.     $1.55       $1.72             --
                  2015.     $1.64       $1.55             --
                  2014.     $1.49       $1.64             --
                  2013.     $1.15       $1.49             --
                  2012.     $0.99       $1.15             --
                  2011.     $1.00       $0.99             --
                  2010.     $0.91       $1.00             --
                  2009.     $0.72       $0.91             --
                  2008.     $1.33       $0.72             --
                  2007.     $1.40       $1.33             --
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2016.     $1.47       $1.65         11,358
                  2015.     $1.63       $1.47          8,801
                  2014.     $1.51       $1.63          8,648
                  2013.     $1.14       $1.51          8,757
                  2012.     $0.98       $1.14          8,867
                  2011.     $1.05       $0.98          8,978
                  2010.     $0.94       $1.05          6,335
                  2009.     $0.74       $0.94             --
                  2008.     $1.24       $0.74             --
                  2007.     $1.31       $1.24             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                  2016.     $1.64       $1.64          1,322
                  2015.     $1.79       $1.64            977
                  2014.     $1.67       $1.79            953
                  2013.     $1.19       $1.67          1,023
                  2012.     $1.07       $1.19             --
                  2011.     $1.33       $1.07             --
                  2010.     $1.13       $1.33             --
                  2009.     $0.71       $1.13             --
                  2008.     $1.15       $0.71             --
                  2007.     $1.10       $1.15             --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2016.     $1.34       $1.28             --
                  2015.     $1.38       $1.34             --
                  2014.     $1.51       $1.38             --
                  2013.     $1.21       $1.51             --
                  2012.     $1.02       $1.21             --
                  2011.     $1.26       $1.02             --
                  2010.     $1.17       $1.26             --
                  2009.     $0.96       $1.17             --
                  2008.     $1.76       $0.96             --
                  2007.     $1.71       $1.76             --
                PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(M):
                  2016.     $1.77       $1.87             --
                  2015.     $1.82       $1.77             --
                  2014.     $1.65       $1.82             --
                  2013.     $1.24       $1.65             --
                  2012.     $1.09       $1.24             --
                  2011.     $1.17       $1.09             --
                  2010.     $1.00       $1.17             --
                  2009.     $0.78       $1.00             --
                  2008.     $1.30       $0.78             --
                  2007.     $1.26       $1.30             --
                SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                  2016.     $1.17       $1.19        174,085
                  2015.     $1.19       $1.17        146,672
                  2014.     $1.15       $1.19        169,389
                  2013.     $1.19       $1.15        179,612
                  2012.     $1.13       $1.19        149,691
                  2011.     $1.07       $1.13        111,459
                  2010.     $1.01       $1.07         97,290
                  2009.     $0.89       $1.01         78,099
                  2008.     $1.06       $0.89         48,867
                  2007.     $1.07       $1.06             --
                SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                 SUB-ACCOUNT(Z)(AT):
                  2016.     $1.05       $1.12         23,899
                  2015.     $1.11       $1.05         23,115
                  2014.     $1.06       $1.11         23,405
                  2013.     $1.00       $1.06             --
                SFT ADVANTUS GOVERNMENT MONEY MARKET
                 SUB-ACCOUNT(Q)(AU):
                  2016.     $0.86       $0.84         33,991
                  2015.     $0.88       $0.86         30,804
                  2014.     $0.90       $0.88         44,158
                  2013.     $0.92       $0.90         52,001
                  2012.     $0.94       $0.92         16,736
                  2011.     $0.97       $0.94         14,581
                  2010.     $0.99       $0.97         12,211
                  2009.     $1.01       $0.99         11,645
                  2008.     $1.02       $1.01          4,562
                  2007.     $1.01       $1.02             --

                2.45% Variable Account Charge Continued
                           UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                           BEGINNING OF  AT END OF  OUTSTANDING AT
                              PERIOD       PERIOD    END OF PERIOD
                           ------------- ---------- ---------------
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                  2016..       $2.14       $2.51         57,410
                  2015..       $2.26       $2.14         42,255
                  2014..       $2.12       $2.26         47,292
                  2013..       $1.63       $2.12         57,597
                  2012..       $1.43       $1.63         63,526
                  2011..       $1.50       $1.43         42,602
                  2010..       $1.22       $1.50         34,058
                  2009..       $0.91       $1.22         15,317
                  2008..       $1.48       $0.91         13,213
                  2007..       $1.47       $1.48             --
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                  2016..       $1.76       $1.92             --
                  2015..       $1.79       $1.76             --
                  2014..       $1.62       $1.79             --
                  2013..       $1.26       $1.62             --
                  2012..       $1.12       $1.26             --
                  2011..       $1.13       $1.12             --
                  2010..       $1.01       $1.13             --
                  2009..       $0.82       $1.01             --
                  2008..       $1.34       $0.82             --
                  2007..       $1.33       $1.34             --
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                  2016..       $1.29       $1.30         94,554
                  2015..       $1.38       $1.29         79,849
                  2014..       $1.39       $1.38         80,255
                  2013..       $1.43       $1.39         82,342
                  2012..       $1.26       $1.43         72,198
                  2011..       $1.30       $1.26         35,249
                  2010..       $1.17       $1.30         62,217
                  2009..       $1.02       $1.17         16,539
                  2008..       $1.00       $1.02          9,793
                  2007..       $0.97       $1.00             --
                SFT ADVANTUS MANAGED VOLATILITY EQUITY
                 SUB-ACCOUNT(AS):
                  2016..       $1.00       $1.01             --
                  2015..       $1.00       $1.00             --
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                  2016..       $1.04       $1.03         20,390
                  2015..       $1.04       $1.04         16,751
                  2014..       $1.00       $1.04         33,652
                  2013..       $1.05       $1.00         31,147
                  2012..       $1.04       $1.05         18,560
                  2011..       $1.00       $1.04         13,736
                  2010..       $0.96       $1.00         14,653
                  2009..       $0.91       $0.96         14,401
                  2008..       $1.07       $0.91          4,535
                  2007..       $1.08       $1.07             --
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(Q):
                  2016....     $2.32       $2.36         50,442
                  2015....     $2.26       $2.32         32,712
                  2014....     $1.78       $2.26         44,049
                  2013....     $1.80       $1.78         43,984
                  2012....     $1.56       $1.80         34,771
                  2011....     $1.52       $1.56         19,130
                  2010....     $1.21       $1.52         16,519
                  2009....     $0.99       $1.21          7,072
                  2008....     $1.60       $0.99          4,500
                  2007....     $1.70       $1.60             --
                SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                  2016....     $2.03       $2.00        190,471
                  2015....     $1.95       $2.03        209,777
                  2014....     $1.76       $1.95        235,925
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                  2016....     $1.69       $2.00         26,166
                  2015....     $1.80       $1.69         23,378
                  2014....     $1.69       $1.80         24,802




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                  2016.      $2.11       $2.16         33,275
                  2015.      $2.14       $2.11         52,805
                  2014.      $1.96       $2.14         56,041
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                  2016.      $1.98       $2.14        217,771
                  2015.      $2.07       $1.98        175,061
                  2014.      $1.94       $2.07        190,092
                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                  2016..     $1.43       $1.64          3,002
                  2015..     $1.82       $1.43         10,632
                  2014..     $2.04       $1.82         10,988
                  2013..     $2.11       $2.04         10,934
                  2012..     $1.91       $2.11         11,022
                  2011..     $2.33       $1.91         73,556
                  2010..     $2.03       $2.33         73,435
                  2009..     $1.20       $2.03         74,357
                  2008..     $2.61       $1.20         65,944
                  2007..     $2.29       $2.61             --
                TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                  2016..     $1.00       $1.04         48,306
                  2015..     $1.07       $1.00         48,306
                  2014..     $1.07       $1.07         48,660
                  2013..     $1.01       $1.07         50,211
                  2012..     $1.00       $1.01             --
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                  2016..     $0.95       $0.98             --
                  2015..     $1.03       $0.95             --
                  2014..     $1.02       $1.03             --
                  2013..     $1.00       $1.02             --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                  2016..     $1.00       $1.03             --
                  2015..     $1.13       $1.00             --
                  2014..     $1.14       $1.13             --
                  2013..     $1.01       $1.14             --
                  2012..     $1.00       $1.01             --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(R):
                  2016..     $1.02       $1.05             --
                  2015..     $1.11       $1.02             --
                  2014..     $1.11       $1.11             --
                  2013..     $1.01       $1.11             --
                  2012..     $1.00       $1.01             --



                2.50% Variable Account Charge
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(Z)(AO)(AP):
                  2016.       $1.02       $1.03             --
                  2015.       $1.06       $1.02             --
                  2014.       $1.04       $1.06             --
                  2013.       $1.00       $1.04             --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(A)(AO)(AQ):
                  2016...     $0.53       $0.52         32,937
                  2015...     $0.53       $0.53         13,579
                  2014...     $0.58       $0.53          6,921
                  2013...     $0.49       $0.58          7,154
                  2012...     $0.44       $0.49          9,109
                  2011...     $0.56       $0.44         91,399
                  2010...     $0.55       $0.56         94,829
                  2009...     $0.42       $0.55        103,712
                  2008...     $0.92       $0.42         16,245
                  2007...     $1.00       $0.92             --

                2.50% Variable Account Charge Continued
                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                AMERICAN CENTURY VP INCOME & GROWTH
                 SUB-ACCOUNT:
                  2016.     $1.60       $1.76             --
                  2015.     $1.74       $1.60             --
                  2014.     $1.59       $1.74             --
                  2013.     $1.20       $1.59             --
                  2012.     $1.08       $1.20             --
                  2011.     $1.07       $1.08             --
                  2010.     $0.97       $1.07             --
                  2009.     $0.84       $0.97             --
                  2008.     $1.32       $0.84             --
                  2007.     $1.36       $1.32             --
                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT(A):
                  2016.     $1.08       $1.10        111,244
                  2015.     $1.13       $1.08        107,697
                  2014.     $1.13       $1.13        113,443
                  2013.     $1.26       $1.13        156,927
                  2012.     $1.20       $1.26        191,556
                  2011.     $1.11       $1.20        123,773
                  2010.     $1.08       $1.11        128,322
                  2009.     $1.00       $1.08         60,557
                  2008.     $1.04       $1.00         15,169
                  2007.     $1.00       $1.04             --
                AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                  2016.     $0.90       $0.90             --
                  2015.     $0.96       $0.90             --
                  2014.     $0.97       $0.96             --
                  2013.     $1.02       $0.97             --
                  2012.     $0.99       $1.02         27,239
                  2011.     $1.00       $0.99             --
                AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                  2016.     $1.29       $1.26          2,716
                  2015.     $1.24       $1.29          4,027
                  2014.     $1.24       $1.24          4,080
                  2013.     $0.98       $1.24          6,012
                  2012.     $0.82       $0.98          6,091
                  2011.     $1.00       $0.82             --
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                 SUB-ACCOUNT(O):
                  2016.     $1.06       $1.06          2,996
                  2015.     $1.09       $1.06          4,442
                  2014.     $1.09       $1.09          4,500
                  2013.     $0.87       $1.09          6,632
                  2012.     $0.76       $0.87         28,236
                  2011.     $1.00       $0.76             --
                AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                  2016.     $1.38       $1.48          9,650
                  2015.     $1.33       $1.38         33,759
                  2014.     $1.26       $1.33         34,201
                  2013.     $0.99       $1.26         34,653
                  2012.     $0.86       $0.99         65,967
                  2011.     $1.00       $0.86             --
                AMERICAN FUNDS IS: GROWTH INCOME SUB-ACCOUNT(O):
                  2016.     $1.43       $1.56             --
                  2015.     $1.45       $1.43         23,591
                  2014.     $1.34       $1.45         23,899
                  2013.     $1.03       $1.34         24,212
                  2012.     $0.90       $1.03         35,884
                  2011.     $1.00       $0.90             --
                AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                  2016.     $0.93       $0.94             --
                  2015.     $1.00       $0.93         19,486
                  2014.     $1.06       $1.00         19,741
                  2013.     $0.89       $1.06         19,999
                  2012.     $0.77       $0.89         74,043
                  2011.     $1.00       $0.77             --




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                  2016.      $0.86       $0.88            --
                  2015.      $0.91       $0.86            --
                  2014.      $1.01       $0.91            --
                  2013.      $0.93       $1.01            --
                  2012.      $0.81       $0.93            --
                  2011.      $1.00       $0.81            --
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES SUB-ACCOUNT(O):
                  2016.      $1.00       $0.99            --
                  2015.      $1.01       $1.00            --
                  2014.      $0.98       $1.01            --
                  2013.      $1.04       $0.98            --
                  2012.      $1.05       $1.04            --
                  2011.      $1.00       $1.05            --
                CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                 SUB-ACCOUNT(AR):
                  2016.      $0.95       $0.97            --
                  2015.      $1.00       $0.95            --
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2016..     $1.53       $1.76        16,218
                  2015..     $1.64       $1.53        27,480
                  2014..     $1.55       $1.64        28,221
                  2013..     $1.24       $1.55        33,930
                  2012..     $1.09       $1.24        31,022
                  2011..     $1.11       $1.09        26,807
                  2010..     $0.99       $1.11        27,370
                  2009..     $0.78       $0.99        24,327
                  2008..     $1.40       $0.78        13,008
                  2007..     $1.44       $1.40         8,848
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2016..     $2.43       $2.66        44,652
                  2015..     $2.54       $2.43        37,434
                  2014..     $2.45       $2.54        38,252
                  2013..     $1.85       $2.45        44,673
                  2012..     $1.66       $1.85        44,757
                  2011..     $1.90       $1.66        42,797
                  2010..     $1.52       $1.90        56,016
                  2009..     $1.11       $1.52         8,017
                  2008..     $1.89       $1.11         4,636
                  2007..     $1.83       $1.89            --
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                  2016..     $1.58       $1.79            --
                  2015..     $1.71       $1.58         5,082
                  2014..     $1.63       $1.71         5,149
                  2013..     $1.31       $1.63        14,223
                  2012..     $1.17       $1.31         8,094
                  2011..     $1.21       $1.17        30,081
                  2010..     $1.12       $1.21        29,236
                  2009..     $0.91       $1.12        28,459
                  2008..     $1.49       $0.91            --
                  2007..     $1.47       $1.49            --
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                  2016..     $1.19       $1.51        13,512
                  2015..     $1.32       $1.19        19,373
                  2014..     $1.35       $1.32        19,408
                  2013..     $1.01       $1.35        32,397
                  2012..     $0.88       $1.01        26,720
                  2011..     $0.93       $0.88        36,174
                  2010..     $0.75       $0.93        43,551
                  2009..     $0.59       $0.75        45,589
                  2008..     $0.91       $0.59         9,537
                  2007..     $1.00       $0.91            --

                2.50% Variable Account Charge Continued
                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                FRANKLIN SMALL-MID CAP GROWTH VIP
                 SUB-ACCOUNT(AD):
                  2016..     $1.77        $1.80             --
                  2015..     $1.87        $1.77             --
                  2014..     $1.78        $1.87             --
                  2013..     $1.32        $1.78             --
                  2012..     $1.22        $1.32             --
                  2011..     $1.32        $1.22         22,997
                  2010..     $1.06        $1.32         23,298
                  2009..     $0.76        $1.06         23,602
                  2008..     $1.35        $0.76             --
                  2007..     $1.34        $1.35             --
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(Z)(AN):
                  2016..     $0.96        $0.98             --
                  2015..     $1.05        $0.96             --
                  2014..     $1.03        $1.05             --
                  2013..     $1.00        $1.03             --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(I)(T):
                  2016..     $0.97        $0.96             --
                  2015..     $1.00        $0.97             --
                  2014..     $1.03        $1.00             --
                  2013..     $1.05        $1.03             --
                  2012..     $1.05        $1.05             --
                  2011..     $1.01        $1.05             --
                  2010..     $1.00        $1.01             --
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(A)(L)(S)(V):
                  2016..     $1.21        $1.36             --
                  2015..     $1.37        $1.21             --
                  2014..     $1.28        $1.37             --
                  2013..     $0.98        $1.28             --
                  2012..     $0.86        $0.98             --
                  2011..     $0.87        $0.86             --
                  2010..     $0.73        $0.87             --
                  2009..     $0.54        $0.73             --
                  2008..     $0.95        $0.54             --
                  2007..     $1.00        $0.95             --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                  2016..     $1.70        $1.94             --
                  2015..     $1.86        $1.70             --
                  2014..     $1.75        $1.86             --
                  2013..     $1.32        $1.75             --
                  2012..     $1.14        $1.32             --
                  2011..     $1.19        $1.14             --
                  2010..     $1.06        $1.19             --
                  2009..     $0.84        $1.06             --
                  2008..     $1.35        $0.84             --
                  2007..     $1.40        $1.35             --
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(F)(P)(X):
                  2016..     $1.26        $1.41             --
                  2015..     $1.33        $1.26             --
                  2014..     $1.25        $1.33             --
                  2013..     $1.03        $1.25             --
                  2012..     $0.94        $1.03             --
                  2011..     $0.98        $0.94             --
                  2010..     $0.93        $0.98             --
                  2009..     $0.71        $0.93             --
                  2008..     $1.19        $0.71             --
                  2007..     $1.21        $1.19             --




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                  2016..     $1.79       $2.08             --
                  2015..     $1.90       $1.79             52
                  2014..     $1.77       $1.90            798
                  2013..     $1.36       $1.77            810
                  2012..     $1.22       $1.36            823
                  2011..     $1.27       $1.22          1,517
                  2010..     $1.17       $1.27          2,276
                  2009..     $0.96       $1.17          3,084
                  2008..     $1.46       $0.96             --
                  2007..     $1.46       $1.46             --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                  2016..     $1.19       $1.30         31,950
                  2015..     $1.29       $1.19         34,763
                  2014..     $1.30       $1.29         37,377
                  2013..     $0.97       $1.30         51,493
                  2012..     $0.88       $0.97         43,581
                  2011..     $0.91       $0.88         56,601
                  2010..     $0.73       $0.91         67,787
                  2009..     $0.62       $0.73         69,665
                  2008..     $0.92       $0.62         17,953
                  2007..     $1.00       $0.92             --
                IVY VIP ASSET STRATEGY SUB-ACCOUNT(B)(BA):
                  2016..     $2.31       $2.19        143,136
                  2015..     $2.58       $2.31        134,573
                  2014..     $2.79       $2.58        139,244
                  2013..     $2.29       $2.79        153,720
                  2012..     $1.97       $2.29        147,240
                  2011..     $2.17       $1.97        166,049
                  2010..     $2.05       $2.17        157,104
                  2009..     $1.68       $2.05         18,545
                  2008..     $2.32       $1.68         11,508
                  2007..     $1.93       $2.32             --
                IVY VIP BALANCED SUB-ACCOUNT(B)(BA):
                  2016..     $1.80       $1.79             --
                  2015..     $1.85       $1.80             --
                  2014..     $1.77       $1.85             --
                  2013..     $1.46       $1.77             --
                  2012..     $1.34       $1.46             --
                  2011..     $1.33       $1.34             --
                  2010..     $1.17       $1.33             --
                  2009..     $1.06       $1.17             --
                  2008..     $1.37       $1.06             --
                  2007..     $1.32       $1.37             --
                IVY VIP CORE EQUITY SUB-ACCOUNT(B)(BA):
                  2016..     $2.18       $2.21             --
                  2015..     $2.25       $2.18             --
                  2014..     $2.10       $2.25             --
                  2013..     $1.62       $2.10             --
                  2012..     $1.40       $1.62             --
                  2011..     $1.41       $1.40             --
                  2010..     $1.19       $1.41             --
                  2009..     $0.99       $1.19             --
                  2008..     $1.55       $0.99             --
                  2007..     $1.47       $1.55             --
                IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(AM)(BA):
                  2016..     $1.78       $1.68             --
                  2015..     $1.76       $1.78             --
                  2014..     $1.79       $1.76             --
                  2013..     $1.54       $1.79          4,663
                  2012..     $1.34       $1.54             --
                  2011..     $1.48       $1.34         24,664
                  2010..     $1.32       $1.48         23,954
                  2009..     $1.07       $1.32         23,183
                  2008..     $1.89       $1.07             --
                  2007..     $1.70       $1.89             --

                2.50% Variable Account Charge Continued
                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                  2016.      $0.93       $1.05          6,014
                  2015.      $1.02       $0.93         30,074
                  2014.      $1.02       $1.02         30,508
                  2013.      $1.00       $1.02             --
                IVY VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(B)(G)(BA):
                  2016.      $1.73       $1.70         44,493
                  2015.      $1.79       $1.73         48,402
                  2014.      $1.81       $1.79         46,191
                  2013.      $1.48       $1.81         69,060
                  2012.      $1.34       $1.48         58,615
                  2011.      $1.60       $1.34         55,038
                  2010.      $1.44       $1.60         64,855
                  2009.      $1.08       $1.44         61,492
                  2008.      $1.91       $1.08         16,453
                  2007.      $1.81       $1.91          7,270
                IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016.      $1.88       $2.07          4,046
                  2015.      $2.12       $1.88            742
                  2014.      $2.21       $2.12             --
                  2013.      $1.44       $2.21             --
                  2012.      $1.32       $1.44             --
                  2011.      $1.46       $1.32             --
                  2010.      $1.06       $1.46             --
                  2009.      $0.77       $1.06             --
                  2008.      $1.52       $0.77             --
                  2007.      $1.49       $1.52             --
                IVY VIP MID CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016.      $2.08       $2.16          7,553
                  2015.      $2.27       $2.08          6,577
                  2014.      $2.16       $2.27          6,663
                  2013.      $1.70       $2.16          6,754
                  2012.      $1.54       $1.70          6,846
                  2011.      $1.58       $1.54             --
                  2010.      $1.23       $1.58             --
                  2009.      $0.86       $1.23             --
                  2008.      $1.39       $0.86             --
                  2007.      $1.33       $1.39             --
                IVY VIP NATURAL RESOURCES SUB-ACCOUNT(B)(BA)(BC):
                  2016..     $0.79       $0.96        111,881
                  2015..     $1.05       $0.79        119,970
                  2014..     $1.23       $1.05         75,417
                  2013..     $1.17       $1.23         84,571
                  2012..     $1.18       $1.17         90,822
                  2011..     $1.54       $1.18         76,247
                  2010..     $1.35       $1.54         94,510
                  2009..     $0.80       $1.35         17,257
                  2008..     $2.12       $0.80         10,453
                  2007..     $1.83       $2.12             --
                IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AA)(BA):
                  2016..     $1.03       $1.02             --
                  2015..     $1.06       $1.03             --
                  2014..     $1.04       $1.06             --
                  2013..     $1.00       $1.04             --
                IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016..     $1.03       $1.03             --
                  2015..     $1.06       $1.03             --
                  2014..     $1.05       $1.06             --
                  2013..     $1.00       $1.05             --




                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016.       $1.01       $1.00             --
                  2015.       $1.04       $1.01             --
                  2014.       $1.04       $1.04             --
                  2013.       $1.00       $1.04             --
                IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(B)(BA):
                  2016...     $2.92       $2.89         12,078
                  2015...     $3.08       $2.92         10,985
                  2014...     $3.07       $3.08          7,060
                  2013...     $2.01       $3.07          9,072
                  2012...     $1.61       $2.01          6,988
                  2011...     $1.76       $1.61          5,549
                  2010...     $1.60       $1.76          8,582
                  2009...     $1.14       $1.60          9,503
                  2008...     $1.76       $1.14         11,885
                  2007...     $1.63       $1.76          2,890
                IVY VIP SMALL CAP VALUE SUB-ACCOUNT(B)(BA)(BD):
                  2016...     $1.86       $2.34          2,539
                  2015...     $2.02       $1.86          7,437
                  2014...     $1.93       $2.02          8,046
                  2013...     $1.48       $1.93          9,276
                  2012...     $1.28       $1.48          9,879
                  2011...     $1.51       $1.28          6,750
                  2010...     $1.22       $1.51          6,633
                  2009...     $0.97       $1.22          2,587
                  2008...     $1.35       $0.97          5,269
                  2007...     $1.36       $1.35          5,127
                IVY VIP VALUE SUB-ACCOUNT(B)(BA):
                  2016...     $1.80       $1.95             --
                  2015...     $1.92       $1.80             --
                  2014...     $1.77       $1.92             --
                  2013...     $1.34       $1.77             --
                  2012...     $1.16       $1.34             --
                  2011...     $1.28       $1.16             --
                  2010...     $1.11       $1.28             --
                  2009...     $0.90       $1.11             --
                  2008...     $1.39       $0.90             --
                  2007...     $1.40       $1.39             --
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2016...     $1.86       $1.89          1,109
                  2015...     $1.90       $1.86          1,157
                  2014...     $1.80       $1.90          1,666
                  2013...     $1.54       $1.80          1,619
                  2012...     $1.39       $1.54          2,013
                  2011...     $1.41       $1.39          2,997
                  2010...     $1.33       $1.41          3,369
                  2009...     $1.09       $1.33          5,911
                  2008...     $1.33       $1.09          7,306
                  2007...     $1.29       $1.33             --
                JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                  2016...     $0.97       $0.97             --
                  2015...     $1.00       $0.97             --
                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2016...     $2.42       $2.41        111,549
                  2015...     $2.22       $2.42         92,234
                  2014...     $2.10       $2.22         93,998
                  2013...     $1.64       $2.10         96,677
                  2012...     $1.36       $1.64         95,982
                  2011...     $1.50       $1.36        102,212
                  2010...     $1.44       $1.50        142,321
                  2009...     $1.01       $1.44          9,268
                  2008...     $1.87       $1.01          8,164
                  2007...     $1.59       $1.87          3,839

                2.50% Variable Account Charge Continued
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                  2016.       $1.71       $1.56        31,110
                  2015.       $1.93       $1.71        33,278
                  2014.       $2.25       $1.93        33,467
                  2013.       $2.02       $2.25        43,116
                  2012.       $1.83       $2.02        35,408
                  2011.       $2.77       $1.83        33,922
                  2010.       $2.27       $2.77        33,394
                  2009.       $1.30       $2.27        32,719
                  2008.       $2.79       $1.30        16,249
                  2007.       $2.49       $2.79         4,020
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(A)(C):
                  2016.       $1.21       $1.40        18,245
                  2015.       $1.28       $1.21        25,957
                  2014.       $1.21       $1.28        26,521
                  2013.       $0.99       $1.21        41,795
                  2012.       $0.92       $0.99        34,921
                  2011.       $0.97       $0.92        41,269
                  2010.       $0.86       $0.97        48,770
                  2009.       $0.66       $0.86        38,689
                  2008.       $0.94       $0.66        11,727
                  2007.       $1.00       $0.94            --
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2016.       $1.53       $1.56            --
                  2015.       $1.50       $1.53            --
                  2014.       $1.42       $1.50            --
                  2013.       $1.06       $1.42            --
                  2012.       $0.93       $1.06            --
                  2011.       $1.02       $0.93            --
                  2010.       $0.81       $1.02            --
                  2009.       $0.59       $0.81            --
                  2008.       $1.24       $0.59            --
                  2007.       $1.22       $1.24            --
                MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(AR):
                  2016...     $0.96       $0.97            --
                  2015...     $1.00       $0.96            --
                MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(A)(H)(BE):
                  2016...     $0.57       $0.59        30,702
                  2015...     $0.66       $0.57        34,370
                  2014...     $0.70       $0.66        33,290
                  2013...     $0.73       $0.70        46,326
                  2012...     $0.63       $0.73        38,418
                  2011...     $0.78       $0.63        29,833
                  2010...     $0.68       $0.78        34,762
                  2009...     $0.41       $0.68        38,124
                  2008...     $0.97       $0.41        10,469
                  2007...     $1.00       $0.97            --
                MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                 ALLOCATION SUB-ACCOUNT(A)(AV):
                  2016...     $0.93       $1.01        55,929
                  2015...     $0.87       $0.93        54,147
                  2014...     $0.96       $0.98        55,742
                  2013...     $0.83       $0.96        60,623
                  2012...     $0.75       $0.83        93,684
                  2011...     $0.81       $0.75        94,915
                  2010...     $0.71       $0.81        52,393
                  2009...     $0.58       $0.71            --
                  2008...     $0.94       $0.58            --
                  2007...     $1.00       $0.94            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AW):
                  2016.     $1.01       $1.07        431,281
                  2015.     $1.06       $1.01        384,808
                  2014.     $1.04       $1.06        361,380
                  2013.     $0.95       $1.04        363,547
                  2012.     $0.88       $0.95        440,155
                  2011.     $0.91       $0.88        443,686
                  2010.     $0.83       $0.91        510,161
                  2009.     $0.72       $0.83        292,492
                  2008.     $0.97       $0.72        170,240
                  2007.     $1.00       $0.97             --
                MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AX):
                  2016.     $1.01       $1.03             --
                  2015.     $1.05       $1.01             --
                  2014.     $1.05       $1.05             --
                  2013.     $1.04       $1.05             --
                  2012.     $1.02       $1.04         33,742
                  2011.     $1.01       $1.02         34,185
                  2010.     $0.97       $1.01         34,631
                  2009.     $0.92       $0.97         35,084
                  2008.     $1.01       $0.92             --
                  2007.     $1.00       $1.01             --
                MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AY):
                  2016.     $0.97       $1.04        230,427
                  2015.     $1.02       $0.97        207,101
                  2014.     $1.00       $1.02        209,844
                  2013.     $0.88       $1.00             --
                  2012.     $0.80       $0.88             --
                  2011.     $0.85       $0.80             --
                  2010.     $0.76       $0.85             --
                  2009.     $0.63       $0.76             --
                  2008.     $0.95       $0.63             --
                  2007.     $1.00       $0.95             --
                MORNINGSTAR INCOME AND GROWTH ETF ASSET
                 ALLOCATION SUB-ACCOUNT(A)(AZ):
                  2016.     $1.01       $1.04         35,206
                  2015.     $1.05       $1.01         31,668
                  2014.     $1.04       $1.05         32,114
                  2013.     $0.99       $1.04         32,565
                  2012.     $0.94       $0.99         69,613
                  2011.     $0.96       $0.94         70,560
                  2010.     $0.90       $0.96        109,072
                  2009.     $0.82       $0.90        110,782
                  2008.     $0.99       $0.82             --
                  2007.     $1.00       $0.99             --
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT(A):
                  2016.     $1.24       $1.33             --
                  2015.     $1.28       $1.24             --
                  2014.     $1.19       $1.28             --
                  2013.     $0.89       $1.19             --
                  2012.     $0.82       $0.89             --
                  2011.     $0.87       $0.82             --
                  2010.     $0.73       $0.87             --
                  2009.     $0.57       $0.73             --
                  2008.     $0.96       $0.57             --
                  2007.     $1.00       $0.96             --

                2.50% Variable Account Charge Continued
                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(AB):
                  2016.     $1.91       $1.81             --
                  2015.     $1.90       $1.91             --
                  2014.     $2.10       $1.90             --
                  2013.     $1.71       $2.10             --
                  2012.     $1.44       $1.71             --
                  2011.     $1.60       $1.44             --
                  2010.     $1.43       $1.60             --
                  2009.     $1.06       $1.43             --
                  2008.     $1.90       $1.06             --
                  2007.     $1.83       $1.90             --
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(A)(N)(U):
                  2016.     $1.31       $1.50         85,908
                  2015.     $1.43       $1.31         85,273
                  2014.     $1.31       $1.43         86,395
                  2013.     $0.96       $1.31         87,532
                  2012.     $0.83       $0.96         78,840
                  2011.     $0.88       $0.83         78,662
                  2010.     $0.73       $0.88        116,137
                  2009.     $0.55       $0.73             --
                  2008.     $0.90       $0.55             --
                  2007.     $1.00       $0.90             --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(Z):
                  2016.     $0.98       $1.03             --
                  2015.     $1.07       $0.98             --
                  2014.     $1.04       $1.07             --
                  2013.     $1.00       $1.04             --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                  2016.     $0.96       $0.95             --
                  2015.     $0.98       $0.96             --
                  2014.     $1.00       $0.98             --
                  2013.     $1.03       $1.00         28,743
                  2012.     $0.99       $1.03         63,512
                  2011.     $1.01       $0.99             --
                  2010.     $1.00       $1.01             --
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                  2016.     $1.05       $1.05             --
                  2015.     $1.07       $1.05             --
                  2014.     $1.06       $1.07             --
                  2013.     $1.10       $1.06         26,656
                  2012.     $1.03       $1.10         90,117
                  2011.     $1.02       $1.03             --
                  2010.     $1.00       $1.02             --
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                  2016.     $1.54       $1.71             --
                  2015.     $1.63       $1.54             --
                  2014.     $1.48       $1.63             --
                  2013.     $1.15       $1.48             --
                  2012.     $0.99       $1.15             --
                  2011.     $0.99       $0.99             --
                  2010.     $0.90       $0.99             --
                  2009.     $0.72       $0.90             --
                  2008.     $1.33       $0.72             --
                  2007.     $1.39       $1.33             --
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2016.     $1.46       $1.64             --
                  2015.     $1.62       $1.46             --
                  2014.     $1.50       $1.62             --
                  2013.     $1.13       $1.50             --
                  2012.     $0.98       $1.13             --
                  2011.     $1.05       $0.98             --
                  2010.     $0.94       $1.05             --
                  2009.     $0.74       $0.94             --
                  2008.     $1.24       $0.74             --
                  2007.     $1.30       $1.24             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                  2016.     $1.63       $1.63             --
                  2015.     $1.78       $1.63             --
                  2014.     $1.66       $1.78             --
                  2013.     $1.18       $1.66             --
                  2012.     $1.06       $1.18             --
                  2011.     $1.33       $1.06             --
                  2010.     $1.13       $1.33             --
                  2009.     $0.70       $1.13             --
                  2008.     $1.15       $0.70             --
                  2007.     $1.09       $1.15             --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2016.     $1.34       $1.27             --
                  2015.     $1.37       $1.34             --
                  2014.     $1.51       $1.37             --
                  2013.     $1.20       $1.51             --
                  2012.     $1.01       $1.20             --
                  2011.     $1.25       $1.01             --
                  2010.     $1.17       $1.25          4,217
                  2009.     $0.96       $1.17          4,195
                  2008.     $1.75       $0.96          3,320
                  2007.     $1.71       $1.75          3,801
                PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(M):
                  2016.     $1.76       $1.85             --
                  2015.     $1.81       $1.76             --
                  2014.     $1.64       $1.81             --
                  2013.     $1.23       $1.64             --
                  2012.     $1.08       $1.23             --
                  2011.     $1.17       $1.08             --
                  2010.     $1.00       $1.17             --
                  2009.     $0.78       $1.00             --
                  2008.     $1.30       $0.78             --
                  2007.     $1.26       $1.30             --
                SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                  2016.     $1.16       $1.18        155,178
                  2015.     $1.19       $1.16        196,726
                  2014.     $1.14       $1.19        203,686
                  2013.     $1.18       $1.14        290,115
                  2012.     $1.13       $1.18        244,192
                  2011.     $1.07       $1.13        297,754
                  2010.     $1.00       $1.07        261,792
                  2009.     $0.89       $1.00        245,480
                  2008.     $1.05       $0.89         43,029
                  2007.     $1.06       $1.05         24,380
                SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                 SUB-ACCOUNT(Z)(AT):
                  2016.     $1.05       $1.11             --
                  2015.     $1.11       $1.05             --
                  2014.     $1.06       $1.11             --
                  2013.     $1.00       $1.06             --
                SFT ADVANTUS GOVERNMENT MONEY MARKET
                 SUB-ACCOUNT(Q)(AU):
                  2016.     $0.85       $0.83          5,847
                  2015.     $0.87       $0.85         13,647
                  2014.     $0.89       $0.87         73,159
                  2013.     $0.92       $0.89         20,416
                  2012.     $0.94       $0.92        211,362
                  2011.     $0.96       $0.94        207,931
                  2010.     $0.99       $0.96         19,121
                  2009.     $1.01       $0.99         17,655
                  2008.     $1.02       $1.01        117,945
                  2007.     $1.01       $1.02             --

                2.50% Variable Account Charge Continued
                           UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                           BEGINNING OF  AT END OF  OUTSTANDING AT
                              PERIOD       PERIOD    END OF PERIOD
                           ------------- ---------- ---------------
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                  2016..       $2.13       $2.49         46,116
                  2015..       $2.24       $2.13         50,000
                  2014..       $2.10       $2.24         51,693
                  2013..       $1.63       $2.10         68,394
                  2012..       $1.42       $1.63         70,700
                  2011..       $1.49       $1.42         63,514
                  2010..       $1.21       $1.49         52,782
                  2009..       $0.91       $1.21         45,580
                  2008..       $1.47       $0.91         12,794
                  2007..       $1.46       $1.47          9,828
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                  2016..       $1.75       $1.91          2,530
                  2015..       $1.78       $1.75          2,070
                  2014..       $1.61       $1.78          5,462
                  2013..       $1.26       $1.61          6,242
                  2012..       $1.12       $1.26          7,096
                  2011..       $1.13       $1.12          8,172
                  2010..       $1.01       $1.13          9,690
                  2009..       $0.82       $1.01         10,599
                  2008..       $1.34       $0.82          5,351
                  2007..       $1.33       $1.34             --
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                  2016..       $1.29       $1.29         25,544
                  2015..       $1.38       $1.29         33,411
                  2014..       $1.39       $1.38         38,196
                  2013..       $1.42       $1.39         62,451
                  2012..       $1.26       $1.42         52,425
                  2011..       $1.29       $1.26         64,764
                  2010..       $1.16       $1.29         75,244
                  2009..       $1.01       $1.16         70,516
                  2008..       $1.00       $1.01         26,578
                  2007..       $0.97       $1.00          5,411
                SFT ADVANTUS MANAGED VOLATILITY EQUITY
                 SUB-ACCOUNT(AS):
                  2016..       $1.00       $1.01             --
                  2015..       $1.00       $1.00             --
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                  2016..       $1.03       $1.02          6,318
                  2015..       $1.03       $1.03         10,402
                  2014..       $1.00       $1.03         11,053
                  2013..       $1.04       $1.00         25,948
                  2012..       $1.03       $1.04         23,471
                  2011..       $0.99       $1.03         23,456
                  2010..       $0.95       $0.99         27,723
                  2009..       $0.91       $0.95         25,929
                  2008..       $1.07       $0.91          7,173
                  2007..       $1.08       $1.07          4,617
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(Q):
                  2016....     $2.30       $2.34         34,735
                  2015....     $2.25       $2.30         29,121
                  2014....     $1.77       $2.25         31,496
                  2013....     $1.79       $1.77         43,902
                  2012....     $1.56       $1.79         44,909
                  2011....     $1.52       $1.56         49,496
                  2010....     $1.21       $1.52         39,037
                  2009....     $0.99       $1.21         43,177
                  2008....     $1.60       $0.99          8,682
                  2007....     $1.69       $1.60          3,089
                SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                  2016....     $2.01       $1.98         91,327
                  2015....     $1.93       $2.01        118,206
                  2014....     $1.75       $1.93        124,434
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                  2016....     $1.68       $1.99          5,184
                  2015....     $1.79       $1.68         10,587
                  2014....     $1.68       $1.79         11,178




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                  2016.      $2.10       $2.15         21,748
                  2015.      $2.13       $2.10         18,071
                  2014.      $1.95       $2.13         17,653
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                  2016.      $1.97       $2.12         68,192
                  2015.      $2.06       $1.97        116,264
                  2014.      $1.93       $2.06        116,943
                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                  2016..     $1.42       $1.63          9,613
                  2015..     $1.81       $1.42          8,556
                  2014..     $2.03       $1.81          8,121
                  2013..     $2.10       $2.03          8,055
                  2012..     $1.90       $2.10          7,922
                  2011..     $2.32       $1.90         10,239
                  2010..     $2.02       $2.32          8,197
                  2009..     $1.20       $2.02            463
                  2008..     $2.60       $1.20          1,245
                  2007..     $2.28       $2.60          1,007
                TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                  2016..     $1.00       $1.03             --
                  2015..     $1.07       $1.00             --
                  2014..     $1.07       $1.07             --
                  2013..     $1.01       $1.07             --
                  2012..     $1.00       $1.01             --
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                  2016..     $0.95       $0.97             --
                  2015..     $1.02       $0.95             --
                  2014..     $1.02       $1.02             --
                  2013..     $1.00       $1.02             --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                  2016..     $1.00       $1.03             --
                  2015..     $1.13       $1.00             --
                  2014..     $1.14       $1.13             --
                  2013..     $1.01       $1.14             --
                  2012..     $1.00       $1.01             --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF SUB-
                 ACCOUNT(R):
                  2016..     $1.01       $1.05             --
                  2015..     $1.11       $1.01             --
                  2014..     $1.11       $1.11             --
                  2013..     $1.01       $1.11             --
                  2012..     $1.00       $1.01             --



                2.60% Variable Account Charge
                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(Z)(AO)(AP):
                  2016.     $1.01       $1.02          --
                  2015.     $1.05       $1.01          --
                  2014.     $1.04       $1.05          --
                  2013.     $1.00       $1.04          --
                AB VPS INTERNATIONAL VALUE
                 SUB-ACCOUNT(A)(AO)(AQ):
                  2016.     $0.53       $0.51          --
                  2015.     $0.53       $0.53          --
                  2014.     $0.58       $0.53          --
                  2013.     $0.49       $0.58          --
                  2012.     $0.44       $0.49          --
                  2011.     $0.56       $0.44          --
                  2010.     $0.55       $0.56          --
                  2009.     $0.42       $0.55          --
                  2008.     $0.92       $0.42          --
                  2007.     $1.00       $0.92          --

                2.60% Variable Account Charge Continued
                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                AMERICAN CENTURY VP INCOME & GROWTH
                 SUB-ACCOUNT:
                  2016.     $1.58       $1.74          --
                  2015.     $1.72       $1.58          --
                  2014.     $1.57       $1.72          --
                  2013.     $1.19       $1.57          --
                  2012.     $1.07       $1.19          --
                  2011.     $1.07       $1.07          --
                  2010.     $0.96       $1.07          --
                  2009.     $0.84       $0.96          --
                  2008.     $1.32       $0.84          --
                  2007.     $1.35       $1.32          --
                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT(A):
                  2016.     $1.07       $1.09          --
                  2015.     $1.13       $1.07          --
                  2014.     $1.12       $1.13          --
                  2013.     $1.25       $1.12          --
                  2012.     $1.20       $1.25          --
                  2011.     $1.10       $1.20          --
                  2010.     $1.08       $1.10          --
                  2009.     $1.00       $1.08          --
                  2008.     $1.04       $1.00          --
                  2007.     $1.00       $1.04          --
                AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                  2016.     $0.89       $0.89          --
                  2015.     $0.96       $0.89          --
                  2014.     $0.97       $0.96          --
                  2013.     $1.02       $0.97          --
                  2012.     $0.98       $1.02          --
                  2011.     $1.00       $0.98          --
                AMERICAN FUNDS IS: GLOBAL GROWTH
                 SUB-ACCOUNT(O):
                  2016.     $1.28       $1.26          --
                  2015.     $1.23       $1.28          --
                  2014.     $1.24       $1.23          --
                  2013.     $0.98       $1.24          --
                  2012.     $0.82       $0.98          --
                  2011.     $1.00       $0.82          --
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                 SUB-ACCOUNT(O):
                  2016.     $1.06       $1.05          --
                  2015.     $1.08       $1.06          --
                  2014.     $1.09       $1.08          --
                  2013.     $0.87       $1.09          --
                  2012.     $0.76       $0.87          --
                  2011.     $1.00       $0.76          --
                AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                  2016.     $1.38       $1.47          --
                  2015.     $1.32       $1.38          --
                  2014.     $1.25       $1.32          --
                  2013.     $0.99       $1.25          --
                  2012.     $0.86       $0.99          --
                  2011.     $1.00       $0.86          --
                AMERICAN FUNDS IS: GROWTH INCOME SUB-ACCOUNT(O):
                  2016.     $1.43       $1.55          --
                  2015.     $1.44       $1.43          --
                  2014.     $1.34       $1.44          --
                  2013.     $1.03       $1.34          --
                  2012.     $0.90       $1.03          --
                  2011.     $1.00       $0.90          --
                AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                  2016.     $0.93       $0.94          --
                  2015.     $1.00       $0.93          --
                  2014.     $1.05       $1.00          --
                  2013.     $0.89       $1.05          --
                  2012.     $0.77       $0.89          --
                  2011.     $1.00       $0.77          --




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                  2016.      $0.85       $0.87          --
                  2015.      $0.90       $0.85          --
                  2014.      $1.01       $0.90          --
                  2013.      $0.93       $1.01          --
                  2012.      $0.81       $0.93          --
                  2011.      $1.00       $0.81          --
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES SUB-ACCOUNT(O):
                  2016.      $0.99       $0.98          --
                  2015.      $1.00       $0.99          --
                  2014.      $0.98       $1.00          --
                  2013.      $1.04       $0.98          --
                  2012.      $1.05       $1.04          --
                  2011.      $1.00       $1.05          --
                CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                 SUB-ACCOUNT(AR):
                  2016.      $0.94       $0.97          --
                  2015.      $1.00       $0.94          --
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2016..     $1.51       $1.73          --
                  2015..     $1.62       $1.51          --
                  2014..     $1.53       $1.62          --
                  2013..     $1.23       $1.53          --
                  2012..     $1.08       $1.23          --
                  2011..     $1.10       $1.08          --
                  2010..     $0.98       $1.10          --
                  2009..     $0.78       $0.98          --
                  2008..     $1.39       $0.78          --
                  2007..     $1.43       $1.39          --
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2016..     $2.40       $2.62          --
                  2015..     $2.51       $2.40          --
                  2014..     $2.43       $2.51          --
                  2013..     $1.83       $2.43          --
                  2012..     $1.64       $1.83          --
                  2011..     $1.89       $1.64          --
                  2010..     $1.51       $1.89          --
                  2009..     $1.11       $1.51          --
                  2008..     $1.88       $1.11          --
                  2007..     $1.83       $1.88          --
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                  2016..     $1.56       $1.77          --
                  2015..     $1.69       $1.56          --
                  2014..     $1.62       $1.69          --
                  2013..     $1.29       $1.62          --
                  2012..     $1.16       $1.29          --
                  2011..     $1.21       $1.16          --
                  2010..     $1.11       $1.21          --
                  2009..     $0.91       $1.11          --
                  2008..     $1.48       $0.91          --
                  2007..     $1.47       $1.48          --
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                  2016..     $1.18       $1.50          --
                  2015..     $1.31       $1.18          --
                  2014..     $1.34       $1.31          --
                  2013..     $1.01       $1.34          --
                  2012..     $0.87       $1.01          --
                  2011..     $0.93       $0.87          --
                  2010..     $0.75       $0.93          --
                  2009..     $0.59       $0.75          --
                  2008..     $0.91       $0.59          --
                  2007..     $1.00       $0.91          --

                2.60% Variable Account Charge Continued
                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                FRANKLIN SMALL-MID CAP GROWTH VIP
                 SUB-ACCOUNT(AD):
                  2016.     $1.75       $1.78          --
                  2015.     $1.85       $1.75          --
                  2014.     $1.76       $1.85          --
                  2013.     $1.31       $1.76          --
                  2012.     $1.21       $1.31          --
                  2011.     $1.31       $1.21          --
                  2010.     $1.05       $1.31          --
                  2009.     $0.75       $1.05          --
                  2008.     $1.34       $0.75          --
                  2007.     $1.33       $1.34          --
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(Z)(AN):
                  2016.     $0.96       $0.97          --
                  2015.     $1.04       $0.96          --
                  2014.     $1.03       $1.04          --
                  2013.     $1.00       $1.03          --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(I)(T):
                  2016.     $0.97       $0.95          --
                  2015.     $1.00       $0.97          --
                  2014.     $1.03       $1.00          --
                  2013.     $1.05       $1.03          --
                  2012.     $1.05       $1.05          --
                  2011.     $1.01       $1.05          --
                  2010.     $1.00       $1.01          --
                INVESCO V.I. AMERICAN VALUE
                 SUB-ACCOUNT(A)(L)(S)(V):
                  2016.     $1.20       $1.35          --
                  2015.     $1.36       $1.20          --
                  2014.     $1.27       $1.36          --
                  2013.     $0.98       $1.27          --
                  2012.     $0.86       $0.98          --
                  2011.     $0.87       $0.86          --
                  2010.     $0.73       $0.87          --
                  2009.     $0.54       $0.73          --
                  2008.     $0.95       $0.54          --
                  2007.     $1.00       $0.95          --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                  2016.     $1.68       $1.91          --
                  2015.     $1.84       $1.68          --
                  2014.     $1.73       $1.84          --
                  2013.     $1.31       $1.73          --
                  2012.     $1.13       $1.31          --
                  2011.     $1.18       $1.13          --
                  2010.     $1.05       $1.18          --
                  2009.     $0.84       $1.05          --
                  2008.     $1.34       $0.84          --
                  2007.     $1.39       $1.34          --
                INVESCO V.I. EQUITY AND INCOME
                 SUB-ACCOUNT(F)(P)(X):
                  2016.     $1.24       $1.39          --
                  2015.     $1.31       $1.24          --
                  2014.     $1.24       $1.31          --
                  2013.     $1.02       $1.24          --
                  2012.     $0.93       $1.02          --
                  2011.     $0.97       $0.93          --
                  2010.     $0.92       $0.97          --
                  2009.     $0.71       $0.92          --
                  2008.     $1.19       $0.71          --
                  2007.     $1.20       $1.19          --




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                  2016..     $1.77       $2.06          --
                  2015..     $1.88       $1.77          --
                  2014..     $1.75       $1.88          --
                  2013..     $1.34       $1.75          --
                  2012..     $1.21       $1.34          --
                  2011..     $1.27       $1.21          --
                  2010..     $1.16       $1.27          --
                  2009..     $0.96       $1.16          --
                  2008..     $1.45       $0.96          --
                  2007..     $1.45       $1.45          --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                  2016..     $1.18       $1.28          --
                  2015..     $1.28       $1.18          --
                  2014..     $1.29       $1.28          --
                  2013..     $0.97       $1.29          --
                  2012..     $0.87       $0.97          --
                  2011..     $0.90       $0.87          --
                  2010..     $0.72       $0.90          --
                  2009..     $0.61       $0.72          --
                  2008..     $0.92       $0.61          --
                  2007..     $1.00       $0.92          --
                IVY VIP ASSET STRATEGY SUB-ACCOUNT(B)(BA):
                  2016..     $2.28       $2.16          --
                  2015..     $2.55       $2.28          --
                  2014..     $2.76       $2.55          --
                  2013..     $2.27       $2.76          --
                  2012..     $1.95       $2.27          --
                  2011..     $2.16       $1.95          --
                  2010..     $2.04       $2.16          --
                  2009..     $1.67       $2.04          --
                  2008..     $2.31       $1.67          --
                  2007..     $1.92       $2.31          --
                IVY VIP BALANCED SUB-ACCOUNT(B)(BA):
                  2016..     $1.78       $1.77          --
                  2015..     $1.83       $1.78          --
                  2014..     $1.75       $1.83          --
                  2013..     $1.45       $1.75          --
                  2012..     $1.33       $1.45          --
                  2011..     $1.32       $1.33          --
                  2010..     $1.16       $1.32          --
                  2009..     $1.05       $1.16          --
                  2008..     $1.37       $1.05          --
                  2007..     $1.31       $1.37          --
                IVY VIP CORE EQUITY SUB-ACCOUNT(B)(BA):
                  2016..     $2.15       $2.18          --
                  2015..     $2.23       $2.15          --
                  2014..     $2.08       $2.23          --
                  2013..     $1.60       $2.08          --
                  2012..     $1.39       $1.60          --
                  2011..     $1.40       $1.39          --
                  2010..     $1.19       $1.40          --
                  2009..     $0.98       $1.19          --
                  2008..     $1.55       $0.98          --
                  2007..     $1.47       $1.55          --
                IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(AM)(BA):
                  2016..     $1.76       $1.66          --
                  2015..     $1.74       $1.76          --
                  2014..     $1.77       $1.74          --
                  2013..     $1.53       $1.77          --
                  2012..     $1.33       $1.53          --
                  2011..     $1.47       $1.33          --
                  2010..     $1.31       $1.47          --
                  2009..     $1.06       $1.31          --
                  2008..     $1.89       $1.06          --
                  2007..     $1.70       $1.89          --

                2.60% Variable Account Charge Continued
                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                  2016.      $0.93       $1.05          --
                  2015.      $1.02       $0.93          --
                  2014.      $1.02       $1.02          --
                  2013.      $1.00       $1.02          --
                IVY VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(B)(G)(BA):
                  2016.      $1.71       $1.68          --
                  2015.      $1.77       $1.71          --
                  2014.      $1.79       $1.77          --
                  2013.      $1.47       $1.79          --
                  2012.      $1.33       $1.47          --
                  2011.      $1.59       $1.33          --
                  2010.      $1.43       $1.59          --
                  2009.      $1.07       $1.43          --
                  2008.      $1.90       $1.07          --
                  2007.      $1.81       $1.90          --
                IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016.      $1.85       $2.05          --
                  2015.      $2.09       $1.85          --
                  2014.      $2.19       $2.09          --
                  2013.      $1.43       $2.19          --
                  2012.      $1.31       $1.43          --
                  2011.      $1.45       $1.31          --
                  2010.      $1.05       $1.45          --
                  2009.      $0.77       $1.05          --
                  2008.      $1.51       $0.77          --
                  2007.      $1.49       $1.51          --
                IVY VIP MID CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016.      $2.06       $2.13          --
                  2015.      $2.25       $2.06          --
                  2014.      $2.14       $2.25          --
                  2013.      $1.69       $2.14          --
                  2012.      $1.53       $1.69          --
                  2011.      $1.57       $1.53          --
                  2010.      $1.23       $1.57          --
                  2009.      $0.86       $1.23          --
                  2008.      $1.38       $0.86          --
                  2007.      $1.33       $1.38          --
                IVY VIP NATURAL RESOURCES SUB-ACCOUNT(B)(BA)(BC):
                  2016..     $0.78       $0.95          --
                  2015..     $1.04       $0.78          --
                  2014..     $1.22       $1.04          --
                  2013..     $1.17       $1.22          --
                  2012..     $1.17       $1.17          --
                  2011..     $1.53       $1.17          --
                  2010..     $1.34       $1.53          --
                  2009..     $0.79       $1.34          --
                  2008..     $2.12       $0.79          --
                  2007..     $1.83       $2.12          --
                IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AA)(BA):
                  2016..     $1.02       $1.02          --
                  2015..     $1.05       $1.02          --
                  2014..     $1.04       $1.05          --
                  2013..     $1.00       $1.04          --
                IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016..     $1.03       $1.02          --
                  2015..     $1.06       $1.03          --
                  2014..     $1.05       $1.06          --
                  2013..     $1.00       $1.05          --
                IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016..     $1.01       $0.99          --
                  2015..     $1.04       $1.01          --
                  2014..     $1.04       $1.04          --
                  2013..     $1.00       $1.04          --




                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(B)(BA):
                  2016...     $2.88       $2.85          --
                  2015...     $3.04       $2.88          --
                  2014...     $3.04       $3.04          --
                  2013...     $1.99       $3.04          --
                  2012...     $1.60       $1.99          --
                  2011...     $1.74       $1.60          --
                  2010...     $1.59       $1.74          --
                  2009...     $1.13       $1.59          --
                  2008...     $1.76       $1.13          --
                  2007...     $1.62       $1.76          --
                IVY VIP SMALL CAP VALUE SUB-ACCOUNT(B)(BA)(BD):
                  2016...     $1.84       $2.31          --
                  2015...     $2.00       $1.84          --
                  2014...     $1.91       $2.00          --
                  2013...     $1.47       $1.91          --
                  2012...     $1.27       $1.47          --
                  2011...     $1.50       $1.27          --
                  2010...     $1.22       $1.50          --
                  2009...     $0.97       $1.22          --
                  2008...     $1.34       $0.97          --
                  2007...     $1.35       $1.34          --
                IVY VIP VALUE SUB-ACCOUNT(B)(BA):
                  2016...     $1.77       $1.92          --
                  2015...     $1.90       $1.77          --
                  2014...     $1.75       $1.90          --
                  2013...     $1.33       $1.75          --
                  2012...     $1.15       $1.33          --
                  2011...     $1.27       $1.15          --
                  2010...     $1.10       $1.27          --
                  2009...     $0.89       $1.10          --
                  2008...     $1.38       $0.89          --
                  2007...     $1.39       $1.38          --
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2016...     $1.84       $1.87          --
                  2015...     $1.88       $1.84          --
                  2014...     $1.78       $1.88          --
                  2013...     $1.52       $1.78          --
                  2012...     $1.38       $1.52          --
                  2011...     $1.40       $1.38          --
                  2010...     $1.33       $1.40          --
                  2009...     $1.08       $1.33          --
                  2008...     $1.33       $1.08          --
                  2007...     $1.29       $1.33          --
                JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                  2016...     $0.97       $0.97          --
                  2015...     $1.00       $0.97          --
                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2016...     $2.39       $2.38          --
                  2015...     $2.19       $2.39          --
                  2014...     $2.08       $2.19          --
                  2013...     $1.63       $2.08          --
                  2012...     $1.35       $1.63          --
                  2011...     $1.49       $1.35          --
                  2010...     $1.43       $1.49          --
                  2009...     $1.01       $1.43          --
                  2008...     $1.86       $1.01          --
                  2007...     $1.59       $1.86          --
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                  2016...     $1.69       $1.54          --
                  2015...     $1.91       $1.69          --
                  2014...     $2.23       $1.91          --
                  2013...     $2.00       $2.23          --
                  2012...     $1.81       $2.00          --
                  2011...     $2.75       $1.81          --
                  2010...     $2.26       $2.75          --
                  2009...     $1.29       $2.26          --
                  2008...     $2.78       $1.29          --
                  2007...     $2.48       $2.78          --

                2.60% Variable Account Charge Continued
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(A)(C):
                  2016.       $1.20       $1.39          --
                  2015.       $1.28       $1.20          --
                  2014.       $1.21       $1.28          --
                  2013.       $0.98       $1.21          --
                  2012.       $0.91       $0.98          --
                  2011.       $0.97       $0.91          --
                  2010.       $0.86       $0.97          --
                  2009.       $0.66       $0.86          --
                  2008.       $0.94       $0.66          --
                  2007.       $1.00       $0.94          --
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2016.       $1.51       $1.54          --
                  2015.       $1.48       $1.51          --
                  2014.       $1.40       $1.48          --
                  2013.       $1.05       $1.40          --
                  2012.       $0.93       $1.05          --
                  2011.       $1.01       $0.93          --
                  2010.       $0.80       $1.01          --
                  2009.       $0.58       $0.80          --
                  2008.       $1.24       $0.58          --
                  2007.       $1.21       $1.24          --
                MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(AR):
                  2016...     $0.96       $0.97          --
                  2015...     $1.00       $0.96          --
                MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(A)(H)(BE):
                  2016...     $0.57       $0.59          --
                  2015...     $0.65       $0.57          --
                  2014...     $0.70       $0.65          --
                  2013...     $0.73       $0.70          --
                  2012...     $0.62       $0.73          --
                  2011...     $0.78       $0.62          --
                  2010...     $0.67       $0.78          --
                  2009...     $0.41       $0.67          --
                  2008...     $0.97       $0.41          --
                  2007...     $1.00       $0.97          --
                MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                 ALLOCATION SUB-ACCOUNT(A)(AV):
                  2016...     $0.92       $1.00          --
                  2015...     $0.87       $0.92          --
                  2014...     $0.95       $0.97          --
                  2013...     $0.83       $0.95          --
                  2012...     $0.74       $0.83          --
                  2011...     $0.80       $0.74          --
                  2010...     $0.71       $0.80          --
                  2009...     $0.58       $0.71          --
                  2008...     $0.94       $0.58          --
                  2007...     $1.00       $0.94          --
                MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AW):
                  2016...     $1.00       $1.06          --
                  2015...     $1.05       $1.00          --
                  2014...     $1.03       $1.05          --
                  2013...     $0.95       $1.03          --
                  2012...     $0.88       $0.95          --
                  2011...     $0.91       $0.88          --
                  2010...     $0.83       $0.91          --
                  2009...     $0.72       $0.83          --
                  2008...     $0.97       $0.72          --
                  2007...     $1.00       $0.97          --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AX):
                  2016.     $1.00       $1.02          --
                  2015.     $1.04       $1.00          --
                  2014.     $1.04       $1.04          --
                  2013.     $1.04       $1.04          --
                  2012.     $1.01       $1.04          --
                  2011.     $1.01       $1.01          --
                  2010.     $0.97       $1.01          --
                  2009.     $0.92       $0.97          --
                  2008.     $1.01       $0.92          --
                  2007.     $1.00       $1.01          --
                MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AY):
                  2016.     $0.96       $1.03          --
                  2015.     $1.02       $0.96          --
                  2014.     $1.00       $1.02          --
                  2013.     $0.88       $1.00          --
                  2012.     $0.80       $0.88          --
                  2011.     $0.85       $0.80          --
                  2010.     $0.76       $0.85          --
                  2009.     $0.63       $0.76          --
                  2008.     $0.95       $0.63          --
                  2007.     $1.00       $0.95          --
                MORNINGSTAR INCOME AND GROWTH ETF ASSET
                 ALLOCATION SUB-ACCOUNT(A)(AZ):
                  2016.     $1.00       $1.03          --
                  2015.     $1.04       $1.00          --
                  2014.     $1.03       $1.04          --
                  2013.     $0.99       $1.03          --
                  2012.     $0.94       $0.99          --
                  2011.     $0.96       $0.94          --
                  2010.     $0.89       $0.96          --
                  2009.     $0.82       $0.89          --
                  2008.     $0.99       $0.82          --
                  2007.     $1.00       $0.99          --
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT(A):
                  2016.     $1.23       $1.31          --
                  2015.     $1.27       $1.23          --
                  2014.     $1.18       $1.27          --
                  2013.     $0.88       $1.18          --
                  2012.     $0.82       $0.88          --
                  2011.     $0.87       $0.82          --
                  2010.     $0.73       $0.87          --
                  2009.     $0.57       $0.73          --
                  2008.     $0.96       $0.57          --
                  2007.     $1.00       $0.96          --
                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(AB):
                  2016.     $1.89       $1.79          --
                  2015.     $1.88       $1.89          --
                  2014.     $2.08       $1.88          --
                  2013.     $1.70       $2.08          --
                  2012.     $1.43       $1.70          --
                  2011.     $1.59       $1.43          --
                  2010.     $1.42       $1.59          --
                  2009.     $1.05       $1.42          --
                  2008.     $1.89       $1.05          --
                  2007.     $1.82       $1.89          --

                2.60% Variable Account Charge Continued
                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(A)(N)(U):
                  2016.     $1.30       $1.49          --
                  2015.     $1.42       $1.30          --
                  2014.     $1.30       $1.42          --
                  2013.     $0.95       $1.30          --
                  2012.     $0.83       $0.95          --
                  2011.     $0.87       $0.83          --
                  2010.     $0.73       $0.87          --
                  2009.     $0.55       $0.73          --
                  2008.     $0.90       $0.55          --
                  2007.     $1.00       $0.90          --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(Z):
                  2016.     $0.98       $1.03          --
                  2015.     $1.07       $0.98          --
                  2014.     $1.04       $1.07          --
                  2013.     $1.00       $1.04          --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                  2016.     $0.95       $0.94          --
                  2015.     $0.98       $0.95          --
                  2014.     $0.99       $0.98          --
                  2013.     $1.02       $0.99          --
                  2012.     $0.99       $1.02          --
                  2011.     $1.01       $0.99          --
                  2010.     $1.00       $1.01          --
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                  2016.     $1.04       $1.04          --
                  2015.     $1.07       $1.04          --
                  2014.     $1.05       $1.07          --
                  2013.     $1.10       $1.05          --
                  2012.     $1.03       $1.10          --
                  2011.     $1.02       $1.03          --
                  2010.     $1.00       $1.02          --
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                  2016.     $1.52       $1.68          --
                  2015.     $1.61       $1.52          --
                  2014.     $1.47       $1.61          --
                  2013.     $1.14       $1.47          --
                  2012.     $0.98       $1.14          --
                  2011.     $0.98       $0.98          --
                  2010.     $0.90       $0.98          --
                  2009.     $0.71       $0.90          --
                  2008.     $1.32       $0.71          --
                  2007.     $1.39       $1.32          --
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2016.     $1.44       $1.62          --
                  2015.     $1.60       $1.44          --
                  2014.     $1.48       $1.60          --
                  2013.     $1.12       $1.48          --
                  2012.     $0.97       $1.12          --
                  2011.     $1.04       $0.97          --
                  2010.     $0.93       $1.04          --
                  2009.     $0.74       $0.93          --
                  2008.     $1.24       $0.74          --
                  2007.     $1.30       $1.24          --
                PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                  2016.     $1.61       $1.61          --
                  2015.     $1.76       $1.61          --
                  2014.     $1.64       $1.76          --
                  2013.     $1.17       $1.64          --
                  2012.     $1.05       $1.17          --
                  2011.     $1.32       $1.05          --
                  2010.     $1.12       $1.32          --
                  2009.     $0.70       $1.12          --
                  2008.     $1.14       $0.70          --
                  2007.     $1.09       $1.14          --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2016.     $1.32       $1.25          --
                  2015.     $1.35       $1.32          --
                  2014.     $1.49       $1.35          --
                  2013.     $1.19       $1.49          --
                  2012.     $1.01       $1.19          --
                  2011.     $1.24       $1.01          --
                  2010.     $1.16       $1.24          --
                  2009.     $0.95       $1.16          --
                  2008.     $1.75       $0.95          --
                  2007.     $1.70       $1.75          --
                PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(M):
                  2016.     $1.74       $1.83          --
                  2015.     $1.79       $1.74          --
                  2014.     $1.62       $1.79          --
                  2013.     $1.22       $1.62          --
                  2012.     $1.07       $1.22          --
                  2011.     $1.16       $1.07          --
                  2010.     $1.00       $1.16          --
                  2009.     $0.77       $1.00          --
                  2008.     $1.30       $0.77          --
                  2007.     $1.25       $1.30          --
                SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                  2016.     $1.14       $1.16          --
                  2015.     $1.17       $1.14          --
                  2014.     $1.13       $1.17          --
                  2013.     $1.17       $1.13          --
                  2012.     $1.12       $1.17          --
                  2011.     $1.06       $1.12          --
                  2010.     $1.00       $1.06          --
                  2009.     $0.88       $1.00          --
                  2008.     $1.05       $0.88          --
                  2007.     $1.06       $1.05          --
                SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                 SUB-ACCOUNT(Z)(AT):
                  2016.     $1.05       $1.11          --
                  2015.     $1.11       $1.05          --
                  2014.     $1.05       $1.11          --
                  2013.     $1.00       $1.05          --
                SFT ADVANTUS GOVERNMENT MONEY MARKET
                 SUB-ACCOUNT(Q)(AU):
                  2016.     $0.84       $0.82          --
                  2015.     $0.86       $0.84          --
                  2014.     $0.89       $0.86          --
                  2013.     $0.91       $0.89          --
                  2012.     $0.93       $0.91          --
                  2011.     $0.96       $0.93          --
                  2010.     $0.98       $0.96          --
                  2009.     $1.01       $0.98          --
                  2008.     $1.01       $1.01          --
                  2007.     $1.01       $1.01          --
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                  2016.     $2.10       $2.46          --
                  2015.     $2.22       $2.10          --
                  2014.     $2.08       $2.22          --
                  2013.     $1.61       $2.08          --
                  2012.     $1.41       $1.61          --
                  2011.     $1.48       $1.41          --
                  2010.     $1.21       $1.48          --
                  2009.     $0.91       $1.21          --
                  2008.     $1.47       $0.91          --
                  2007.     $1.46       $1.47          --

                2.60% Variable Account Charge Continued
                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                  2016.      $1.73       $1.88          --
                  2015.      $1.76       $1.73          --
                  2014.      $1.60       $1.76          --
                  2013.      $1.24       $1.60          --
                  2012.      $1.11       $1.24          --
                  2011.      $1.12       $1.11          --
                  2010.      $1.00       $1.12          --
                  2009.      $0.82       $1.00          --
                  2008.      $1.34       $0.82          --
                  2007.      $1.33       $1.34          --
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                  2016.      $1.27       $1.28          --
                  2015.      $1.36       $1.27          --
                  2014.      $1.38       $1.36          --
                  2013.      $1.41       $1.38          --
                  2012.      $1.25       $1.41          --
                  2011.      $1.28       $1.25          --
                  2010.      $1.16       $1.28          --
                  2009.      $1.01       $1.16          --
                  2008.      $1.00       $1.01          --
                  2007.      $0.97       $1.00          --
                SFT ADVANTUS MANAGED VOLATILITY EQUITY
                 SUB-ACCOUNT(AS):
                  2016.      $1.00       $1.01          --
                  2015.      $1.00       $1.00          --
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                  2016.      $1.02       $1.01          --
                  2015.      $1.02       $1.02          --
                  2014.      $0.99       $1.02          --
                  2013.      $1.03       $0.99          --
                  2012.      $1.03       $1.03          --
                  2011.      $0.99       $1.03          --
                  2010.      $0.95       $0.99          --
                  2009.      $0.90       $0.95          --
                  2008.      $1.06       $0.90          --
                  2007.      $1.07       $1.06          --
                SFT ADVANTUS REAL ESTATE SECURITIES
                 SUB-ACCOUNT(Q):
                  2016.      $2.27       $2.31          --
                  2015.      $2.22       $2.27          --
                  2014.      $1.75       $2.22          --
                  2013.      $1.78       $1.75          --
                  2012.      $1.55       $1.78          --
                  2011.      $1.50       $1.55          --
                  2010.      $1.20       $1.50          --
                  2009.      $0.99       $1.20          --
                  2008.      $1.59       $0.99          --
                  2007.      $1.69       $1.59          --
                SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                  2016.      $1.99       $1.96          --
                  2015.      $1.91       $1.99          --
                  2014.      $1.73       $1.91          --
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                  2016..     $1.66       $1.96          --
                  2015..     $1.77       $1.66          --
                  2014..     $1.66       $1.77          --
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                  2016..     $2.07       $2.12          --
                  2015..     $2.11       $2.07          --
                  2014..     $1.92       $2.11          --
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                  2016..     $1.94       $2.10          --
                  2015..     $2.04       $1.94          --
                  2014..     $1.91       $2.04          --




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                TEMPLETON DEVELOPING MARKETS VIP
                 SUB-ACCOUNT(AF):
                  2016.      $1.40       $1.61          --
                  2015.      $1.79       $1.40          --
                  2014.      $2.01       $1.79          --
                  2013.      $2.08       $2.01          --
                  2012.      $1.89       $2.08          --
                  2011.      $2.30       $1.89          --
                  2010.      $2.01       $2.30          --
                  2009.      $1.19       $2.01          --
                  2008.      $2.59       $1.19          --
                  2007.      $2.28       $2.59          --
                TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                  2016..     $0.99       $1.03          --
                  2015..     $1.07       $0.99          --
                  2014..     $1.06       $1.07          --
                  2013..     $1.01       $1.06          --
                  2012..     $1.00       $1.01          --
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                  2016..     $0.95       $0.97          --
                  2015..     $1.02       $0.95          --
                  2014..     $1.02       $1.02          --
                  2013..     $1.00       $1.02          --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                  2016..     $0.99       $1.02          --
                  2015..     $1.12       $0.99          --
                  2014..     $1.14       $1.12          --
                  2013..     $1.01       $1.14          --
                  2012..     $1.00       $1.01          --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(R):
                  2016..     $1.01       $1.05          --
                  2015..     $1.11       $1.01          --
                  2014..     $1.11       $1.11          --
                  2013..     $1.01       $1.11          --
                  2012..     $1.00       $1.01          --



                2.70% Variable Account Charge
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(Z)(AO)(AP):
                  2016.       $1.01       $1.02          --
                  2015.       $1.05       $1.01          --
                  2014.       $1.04       $1.05          --
                  2013.       $1.00       $1.04          --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(A)(AO)(AQ):
                  2016...     $0.52       $0.51          --
                  2015...     $0.53       $0.52          --
                  2014...     $0.58       $0.53          --
                  2013...     $0.48       $0.58          --
                  2012...     $0.43       $0.48          --
                  2011...     $0.55       $0.43          --
                  2010...     $0.55       $0.55          --
                  2009...     $0.42       $0.55          --
                  2008...     $0.92       $0.42          --
                  2007...     $1.00       $0.92          --

                2.70% Variable Account Charge Continued
                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2016.     $1.16       $1.28            --
                  2015.     $1.27       $1.16            --
                  2014.     $1.16       $1.27            --
                  2013.     $0.88       $1.16            --
                  2012.     $0.79       $0.88            --
                  2011.     $0.79       $0.79            --
                  2010.     $0.71       $0.79            --
                  2009.     $0.62       $0.71            --
                  2008.     $0.98       $0.62            --
                  2007.     $1.00       $0.98            --
                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT(A):
                  2016.     $1.06       $1.08         1,999
                  2015.     $1.12       $1.06         1,810
                  2014.     $1.11       $1.12         1,701
                  2013.     $1.25       $1.11         1,476
                  2012.     $1.19       $1.25        21,876
                  2011.     $1.10       $1.19        20,676
                  2010.     $1.07       $1.10        23,323
                  2009.     $1.00       $1.07        21,885
                  2008.     $1.04       $1.00            --
                  2007.     $1.00       $1.04            --
                AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                  2016.     $0.89       $0.89            --
                  2015.     $0.95       $0.89            --
                  2014.     $0.96       $0.95            --
                  2013.     $1.02       $0.96            --
                  2012.     $0.98       $1.02            --
                  2011.     $1.00       $0.98            --
                AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                  2016.     $1.28       $1.25            --
                  2015.     $1.23       $1.28            --
                  2014.     $1.23       $1.23            --
                  2013.     $0.98       $1.23            --
                  2012.     $0.82       $0.98            --
                  2011.     $1.00       $0.82            --
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                 SUB-ACCOUNT(O):
                  2016.     $1.05       $1.05            --
                  2015.     $1.08       $1.05            --
                  2014.     $1.09       $1.08            --
                  2013.     $0.87       $1.09            --
                  2012.     $0.76       $0.87            --
                  2011.     $1.00       $0.76            --
                AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                  2016.     $1.37       $1.46            --
                  2015.     $1.32       $1.37            --
                  2014.     $1.25       $1.32            --
                  2013.     $0.99       $1.25            --
                  2012.     $0.86       $0.99            --
                  2011.     $1.00       $0.86            --
                AMERICAN FUNDS IS: GROWTH INCOME SUB-ACCOUNT(O):
                  2016.     $1.42       $1.54            --
                  2015.     $1.44       $1.42            --
                  2014.     $1.33       $1.44            --
                  2013.     $1.03       $1.33            --
                  2012.     $0.90       $1.03            --
                  2011.     $1.00       $0.90            --
                AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                  2016.     $0.92       $0.93        35,760
                  2015.     $1.00       $0.92        35,392
                  2014.     $1.05       $1.00        33,964
                  2013.     $0.89       $1.05        33,054
                  2012.     $0.77       $0.89            --
                  2011.     $1.00       $0.77            --




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                  2016.      $0.85       $0.87            --
                  2015.      $0.90       $0.85            --
                  2014.      $1.00       $0.90            --
                  2013.      $0.93       $1.00            --
                  2012.      $0.81       $0.93            --
                  2011.      $1.00       $0.81            --
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES SUB-ACCOUNT(O):
                  2016.      $0.99       $0.97            --
                  2015.      $1.00       $0.99            --
                  2014.      $0.98       $1.00            --
                  2013.      $1.04       $0.98            --
                  2012.      $1.05       $1.04            --
                  2011.      $1.00       $1.05            --
                CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                 SUB-ACCOUNT(AR):
                  2016.      $0.94       $0.97            --
                  2015.      $1.00       $0.94            --
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2016..     $1.05       $1.20            --
                  2015..     $1.12       $1.05            --
                  2014..     $1.07       $1.12         1,523
                  2013..     $0.86       $1.07         1,612
                  2012..     $0.75       $0.86         1,729
                  2011..     $0.77       $0.75         1,947
                  2010..     $0.69       $0.77         2,020
                  2009..     $0.54       $0.69         1,960
                  2008..     $0.97       $0.54         1,597
                  2007..     $1.00       $0.97         1,224
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2016..     $1.31       $1.42            --
                  2015..     $1.36       $1.31            --
                  2014..     $1.32       $1.36            --
                  2013..     $1.00       $1.32            --
                  2012..     $0.90       $1.00            --
                  2011..     $1.03       $0.90            --
                  2010..     $0.83       $1.03            --
                  2009..     $0.61       $0.83            --
                  2008..     $1.03       $0.61            --
                  2007..     $1.00       $1.03            --
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                  2016..     $1.06       $1.19            --
                  2015..     $1.14       $1.06            --
                  2014..     $1.09       $1.14            --
                  2013..     $0.88       $1.09            --
                  2012..     $0.79       $0.88            --
                  2011..     $0.82       $0.79            --
                  2010..     $0.76       $0.82            --
                  2009..     $0.62       $0.76            --
                  2008..     $1.01       $0.62            --
                  2007..     $1.00       $1.01            --
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                  2016..     $1.17       $1.49         1,148
                  2015..     $1.30       $1.17           999
                  2014..     $1.33       $1.30           955
                  2013..     $1.00       $1.33         1,017
                  2012..     $0.87       $1.00         7,147
                  2011..     $0.93       $0.87         8,325
                  2010..     $0.74       $0.93         8,047
                  2009..     $0.59       $0.74         6,736
                  2008..     $0.91       $0.59            --
                  2007..     $1.00       $0.91            --

                2.70% Variable Account Charge Continued
                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(AD):
                  2016..     $1.31        $1.32             --
                  2015..     $1.38        $1.31             --
                  2014..     $1.32        $1.38             --
                  2013..     $0.98        $1.32             --
                  2012..     $0.91        $0.98             --
                  2011..     $0.98        $0.91             --
                  2010..     $0.79        $0.98             --
                  2009..     $0.56        $0.79             --
                  2008..     $1.01        $0.56             --
                  2007..     $1.00        $1.01             --
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(Z)(AN):
                  2016..     $0.96        $0.97             --
                  2015..     $1.04        $0.96             --
                  2014..     $1.03        $1.04             --
                  2013..     $1.00        $1.03             --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(I)(T):
                  2016..     $0.96        $0.95             --
                  2015..     $0.99        $0.96             --
                  2014..     $1.02        $0.99             --
                  2013..     $1.05        $1.02             --
                  2012..     $1.05        $1.05             --
                  2011..     $1.01        $1.05             --
                  2010..     $1.00        $1.01             --
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(A)(L)(S)(V):
                  2016..     $1.19        $1.33         14,015
                  2015..     $1.35        $1.19         12,563
                  2014..     $1.27        $1.35         12,673
                  2013..     $0.97        $1.27         13,035
                  2012..     $0.85        $0.97             --
                  2011..     $0.87        $0.85             --
                  2010..     $0.73        $0.87             --
                  2009..     $0.54        $0.73             --
                  2008..     $0.94        $0.54             --
                  2007..     $1.00        $0.94             --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                  2016..     $1.19        $1.36             --
                  2015..     $1.31        $1.19             --
                  2014..     $1.23        $1.31             --
                  2013..     $0.93        $1.23             --
                  2012..     $0.81        $0.93             --
                  2011..     $0.85        $0.81             --
                  2010..     $0.75        $0.85             --
                  2009..     $0.60        $0.75             --
                  2008..     $0.96        $0.60             --
                  2007..     $1.00        $0.96             --
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(F)(P)(X):
                  2016..     $1.03        $1.15             --
                  2015..     $1.08        $1.03             --
                  2014..     $1.02        $1.08             --
                  2013..     $0.84        $1.02             --
                  2012..     $0.77        $0.84             --
                  2011..     $0.80        $0.77             --
                  2010..     $0.77        $0.80             --
                  2009..     $0.59        $0.77             --
                  2008..     $0.99        $0.59             --
                  2007..     $1.00        $0.99             --
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                  2016..     $1.21        $1.40             --
                  2015..     $1.28        $1.21             --
                  2014..     $1.20        $1.28             --
                  2013..     $0.92        $1.20             --
                  2012..     $0.83        $0.92             --
                  2011..     $0.87        $0.83             --
                  2010..     $0.80        $0.87             --
                  2009..     $0.66        $0.80             --
                  2008..     $1.00        $0.66             --
                  2007..     $1.00        $1.00             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                  2016.     $1.17       $1.27         1,563
                  2015.     $1.27       $1.17         1,336
                  2014.     $1.28       $1.27         1,306
                  2013.     $0.96       $1.28         1,406
                  2012.     $0.87       $0.96         7,486
                  2011.     $0.90       $0.87         8,547
                  2010.     $0.72       $0.90         8,682
                  2009.     $0.61       $0.72         7,027
                  2008.     $0.92       $0.61            --
                  2007.     $1.00       $0.92            --
                IVY VIP ASSET STRATEGY SUB-ACCOUNT(B)(BA):
                  2016.     $1.18       $1.12        15,327
                  2015.     $1.32       $1.18         6,474
                  2014.     $1.43       $1.32         6,048
                  2013.     $1.18       $1.43         5,791
                  2012.     $1.01       $1.18            --
                  2011.     $1.12       $1.01            --
                  2010.     $1.06       $1.12            --
                  2009.     $0.87       $1.06            --
                  2008.     $1.21       $0.87            --
                  2007.     $1.00       $1.21            --
                IVY VIP BALANCED SUB-ACCOUNT(B)(BA):
                  2016.     $1.35       $1.34            --
                  2015.     $1.39       $1.35            --
                  2014.     $1.33       $1.39            --
                  2013.     $1.10       $1.33            --
                  2012.     $1.01       $1.10            --
                  2011.     $1.01       $1.01            --
                  2010.     $0.88       $1.01            --
                  2009.     $0.80       $0.88            --
                  2008.     $1.04       $0.80            --
                  2007.     $1.00       $1.04            --
                IVY VIP CORE EQUITY SUB-ACCOUNT(B)(BA):
                  2016.     $1.46       $1.47        35,410
                  2015.     $1.51       $1.46        21,160
                  2014.     $1.41       $1.51        21,423
                  2013.     $1.09       $1.41        22,925
                  2012.     $0.94       $1.09            --
                  2011.     $0.95       $0.94            --
                  2010.     $0.81       $0.95            --
                  2009.     $0.67       $0.81            --
                  2008.     $1.05       $0.67            --
                  2007.     $1.00       $1.05            --
                IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(AM)(BA):
                  2016.     $1.03       $0.97            --
                  2015.     $1.02       $1.03         3,668
                  2014.     $1.04       $1.02         3,894
                  2013.     $0.90       $1.04         4,125
                  2012.     $0.78       $0.90         4,675
                  2011.     $0.86       $0.78        11,865
                  2010.     $0.77       $0.86        12,044
                  2009.     $0.63       $0.77            --
                  2008.     $1.11       $0.63            --
                  2007.     $1.00       $1.11            --
                IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                  2016.     $0.92       $1.04            --
                  2015.     $1.01       $0.92        11,767
                  2014.     $1.02       $1.01        14,325
                  2013.     $1.00       $1.02            --

                2.70% Variable Account Charge Continued
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                IVY VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(B)(G)(BA):
                  2016.       $0.94       $0.92         5,908
                  2015.       $0.97       $0.94         2,082
                  2014.       $0.99       $0.97         3,112
                  2013.       $0.81       $0.99         3,195
                  2012.       $0.74       $0.81        15,274
                  2011.       $0.88       $0.74        15,150
                  2010.       $0.79       $0.88        13,987
                  2009.       $0.59       $0.79        11,747
                  2008.       $1.05       $0.59           903
                  2007.       $1.00       $1.05           699
                IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016.       $1.24       $1.37            --
                  2015.       $1.40       $1.24            --
                  2014.       $1.46       $1.40            --
                  2013.       $0.96       $1.46            --
                  2012.       $0.88       $0.96            --
                  2011.       $0.97       $0.88            --
                  2010.       $0.71       $0.97            --
                  2009.       $0.51       $0.71            --
                  2008.       $1.02       $0.51            --
                  2007.       $1.00       $1.02            --
                IVY VIP MID CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016.       $1.54       $1.59        10,944
                  2015.       $1.68       $1.54         7,358
                  2014.       $1.60       $1.68         7,469
                  2013.       $1.26       $1.60         7,424
                  2012.       $1.14       $1.26            --
                  2011.       $1.18       $1.14            --
                  2010.       $0.92       $1.18            --
                  2009.       $0.65       $0.92            --
                  2008.       $1.04       $0.65            --
                  2007.       $1.00       $1.04            --
                IVY VIP NATURAL RESOURCES SUB-ACCOUNT(B)(BA)(BC):
                  2016..      $0.43       $0.51            --
                  2015..      $0.56       $0.43         7,233
                  2014..      $0.67       $0.56         7,677
                  2013..      $0.63       $0.67         8,133
                  2012..      $0.64       $0.63         9,219
                  2011..      $0.84       $0.64         9,359
                  2010..      $0.73       $0.84         3,405
                  2009..      $0.43       $0.73            --
                  2008..      $1.16       $0.43            --
                  2007..      $1.00       $1.16            --
                IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AA)(BA):
                  2016..      $1.02       $1.01            --
                  2015..      $1.05       $1.02            --
                  2014..      $1.04       $1.05            --
                  2013..      $1.00       $1.04            --
                IVY VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016...     $1.03       $1.02            --
                  2015...     $1.06       $1.03            --
                  2014...     $1.05       $1.06            --
                  2013...     $1.00       $1.05            --
                IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016...     $1.01       $0.99            --
                  2015...     $1.04       $1.01            --
                  2014...     $1.03       $1.04            --
                  2013...     $1.00       $1.03            --




                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(B)(BA):
                  2016...     $1.76       $1.74        10,109
                  2015...     $1.86       $1.76        10,793
                  2014...     $1.86       $1.86        10,734
                  2013...     $1.22       $1.86        11,142
                  2012...     $0.98       $1.22         6,916
                  2011...     $1.07       $0.98         7,400
                  2010...     $0.97       $1.07         7,572
                  2009...     $0.70       $0.97         5,111
                  2008...     $1.08       $0.70         6,197
                  2007...     $1.00       $1.08           586
                IVY VIP SMALL CAP VALUE SUB-ACCOUNT(B)(BA)(BD):
                  2016...     $1.35       $1.69            --
                  2015...     $1.47       $1.35            --
                  2014...     $1.41       $1.47           659
                  2013...     $1.08       $1.41           665
                  2012...     $0.94       $1.08           757
                  2011...     $1.11       $0.94           864
                  2010...     $0.90       $1.11           801
                  2009...     $0.71       $0.90           829
                  2008...     $0.99       $0.71           713
                  2007...     $1.00       $0.99           640
                IVY VIP VALUE SUB-ACCOUNT(B)(BA):
                  2016...     $1.26       $1.37            --
                  2015...     $1.35       $1.26            --
                  2014...     $1.25       $1.35            --
                  2013...     $0.95       $1.25            --
                  2012...     $0.82       $0.95            --
                  2011...     $0.91       $0.82            --
                  2010...     $0.79       $0.91            --
                  2009...     $0.64       $0.79            --
                  2008...     $0.99       $0.64            --
                  2007...     $1.00       $0.99            --
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2016...     $1.42       $1.44            --
                  2015...     $1.45       $1.42            --
                  2014...     $1.38       $1.45            --
                  2013...     $1.18       $1.38            --
                  2012...     $1.07       $1.18            --
                  2011...     $1.08       $1.07            --
                  2010...     $1.03       $1.08            --
                  2009...     $0.84       $1.03            --
                  2008...     $1.03       $0.84            --
                  2007...     $1.00       $1.03            --
                JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                  2016...     $0.97       $0.96            --
                  2015...     $1.00       $0.97            --
                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2016...     $1.49       $1.48            --
                  2015...     $1.37       $1.49            --
                  2014...     $1.30       $1.37            --
                  2013...     $1.02       $1.30            --
                  2012...     $0.85       $1.02            --
                  2011...     $0.93       $0.85            --
                  2010...     $0.90       $0.93            --
                  2009...     $0.63       $0.90            --
                  2008...     $1.17       $0.63            --
                  2007...     $1.00       $1.17            --
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                  2016...     $0.68       $0.62        32,152
                  2015...     $0.76       $0.68         8,389
                  2014...     $0.89       $0.76         8,220
                  2013...     $0.80       $0.89         7,707
                  2012...     $0.73       $0.80         7,927
                  2011...     $1.11       $0.73         7,310
                  2010...     $0.91       $1.11         5,465
                  2009...     $0.52       $0.91         5,250
                  2008...     $1.12       $0.52           974
                  2007...     $1.00       $1.12           654

                2.70% Variable Account Charge Continued
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(A)(C):
                  2016.       $1.19       $1.37         1,137
                  2015.       $1.27       $1.19           999
                  2014.       $1.20       $1.27         1,022
                  2013.       $0.98       $1.20         1,044
                  2012.       $0.91       $0.98         6,893
                  2011.       $0.96       $0.91         7,330
                  2010.       $0.86       $0.96         7,267
                  2009.       $0.66       $0.86         6,077
                  2008.       $0.94       $0.66            --
                  2007.       $1.00       $0.94            --
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2016.       $1.24       $1.26            --
                  2015.       $1.22       $1.24            --
                  2014.       $1.15       $1.22            --
                  2013.       $0.86       $1.15            --
                  2012.       $0.76       $0.86            --
                  2011.       $0.83       $0.76            --
                  2010.       $0.66       $0.83            --
                  2009.       $0.48       $0.66            --
                  2008.       $1.02       $0.48            --
                  2007.       $1.00       $1.02            --
                MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(AR):
                  2016...     $0.96       $0.97            --
                  2015...     $1.00       $0.96            --
                MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(A)(H)(BE):
                  2016...     $0.56       $0.58         1,614
                  2015...     $0.65       $0.56        19,765
                  2014...     $0.70       $0.65        20,849
                  2013...     $0.72       $0.70        21,800
                  2012...     $0.62       $0.72        32,782
                  2011...     $0.78       $0.62        33,477
                  2010...     $0.67       $0.78        20,515
                  2009...     $0.41       $0.67         7,748
                  2008...     $0.97       $0.41            --
                  2007...     $1.00       $0.97            --
                MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AV):
                  2016...     $0.91       $0.99            --
                  2015...     $0.87       $0.91            --
                  2014...     $0.95       $0.96            --
                  2013...     $0.82       $0.95            --
                  2012...     $0.74       $0.82            --
                  2011...     $0.80       $0.74            --
                  2010...     $0.71       $0.80            --
                  2009...     $0.58       $0.71            --
                  2008...     $0.94       $0.58            --
                  2007...     $1.00       $0.94            --
                MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AW):
                  2016...     $0.99       $1.05            --
                  2015...     $1.04       $0.99            --
                  2014...     $1.03       $1.04            --
                  2013...     $0.94       $1.03            --
                  2012...     $0.87       $0.94            --
                  2011...     $0.91       $0.87            --
                  2010...     $0.83       $0.91            --
                  2009...     $0.72       $0.83            --
                  2008...     $0.97       $0.72            --
                  2007...     $1.00       $0.97            --




                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AX):
                  2016.       $0.99       $1.01             --
                  2015.       $1.03       $0.99             --
                  2014.       $1.03       $1.03             --
                  2013.       $1.03       $1.03             --
                  2012.       $1.01       $1.03             --
                  2011.       $1.01       $1.01             --
                  2010.       $0.96       $1.01             --
                  2009.       $0.92       $0.96             --
                  2008.       $1.01       $0.92             --
                  2007.       $1.00       $1.01             --
                MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AY):
                  2016.       $0.96       $1.02             --
                  2015.       $1.01       $0.96         23,856
                  2014.       $0.99       $1.01         25,322
                  2013.       $0.87       $0.99         26,826
                  2012.       $0.79       $0.87         30,406
                  2011.       $0.85       $0.79         30,867
                  2010.       $0.76       $0.85         19,266
                  2009.       $0.63       $0.76         78,230
                  2008.       $0.95       $0.63         79,413
                  2007.       $1.00       $0.95         80,614
                MORNINGSTAR INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AZ):
                  2016...     $0.99       $1.02        139,574
                  2015...     $1.03       $0.99        123,416
                  2014...     $1.03       $1.03        125,313
                  2013...     $0.98       $1.03        127,239
                  2012...     $0.94       $0.98        129,193
                  2011...     $0.95       $0.94        131,216
                  2010...     $0.89       $0.95        133,267
                  2009...     $0.81       $0.89        135,353
                  2008...     $0.99       $0.81         75,078
                  2007...     $1.00       $0.99             --
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT(A):
                  2016...     $1.22       $1.30             --
                  2015...     $1.26       $1.22             --
                  2014...     $1.18       $1.26             --
                  2013...     $0.88       $1.18             --
                  2012...     $0.82       $0.88             --
                  2011...     $0.87       $0.82             --
                  2010...     $0.72       $0.87             --
                  2009...     $0.57       $0.72             --
                  2008...     $0.96       $0.57             --
                  2007...     $1.00       $0.96             --
                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(AB):
                  2016...     $1.03       $0.97             --
                  2015...     $1.02       $1.03             --
                  2014...     $1.13       $1.02             --
                  2013...     $0.93       $1.13             --
                  2012...     $0.78       $0.93             --
                  2011...     $0.87       $0.78             --
                  2010...     $0.78       $0.87             --
                  2009...     $0.58       $0.78             --
                  2008...     $1.04       $0.58             --
                  2007...     $1.00       $1.04             --

                2.70% Variable Account Charge Continued
                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(A)(N)(U):
                  2016.     $1.29       $1.48            --
                  2015.     $1.41       $1.29            --
                  2014.     $1.30       $1.41            --
                  2013.     $0.95       $1.30            --
                  2012.     $0.83       $0.95            --
                  2011.     $0.87       $0.83            --
                  2010.     $0.73       $0.87            --
                  2009.     $0.55       $0.73            --
                  2008.     $0.90       $0.55            --
                  2007.     $1.00       $0.90            --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(Z):
                  2016.     $0.98       $1.02            --
                  2015.     $1.06       $0.98            --
                  2014.     $1.03       $1.06            --
                  2013.     $1.00       $1.03            --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                  2016.     $0.95       $0.93            --
                  2015.     $0.97       $0.95            --
                  2014.     $0.99       $0.97            --
                  2013.     $1.02       $0.99            --
                  2012.     $0.99       $1.02            --
                  2011.     $1.01       $0.99            --
                  2010.     $1.00       $1.01            --
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                  2016.     $1.04       $1.04        49,054
                  2015.     $1.06       $1.04        51,772
                  2014.     $1.05       $1.06        54,293
                  2013.     $1.10       $1.05        53,109
                  2012.     $1.03       $1.10         8,180
                  2011.     $1.02       $1.03         8,304
                  2010.     $1.00       $1.02            --
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                  2016.     $1.09       $1.20            --
                  2015.     $1.15       $1.09            --
                  2014.     $1.05       $1.15            --
                  2013.     $0.81       $1.05            --
                  2012.     $0.70       $0.81            --
                  2011.     $0.71       $0.70            --
                  2010.     $0.65       $0.71            --
                  2009.     $0.51       $0.65            --
                  2008.     $0.95       $0.51            --
                  2007.     $1.00       $0.95            --
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2016.     $1.10       $1.23            --
                  2015.     $1.22       $1.10            --
                  2014.     $1.14       $1.22            --
                  2013.     $0.86       $1.14            --
                  2012.     $0.74       $0.86            --
                  2011.     $0.80       $0.74            --
                  2010.     $0.72       $0.80            --
                  2009.     $0.57       $0.72            --
                  2008.     $0.95       $0.57            --
                  2007.     $1.00       $0.95            --
                PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                  2016.     $1.46       $1.46            --
                  2015.     $1.60       $1.46            --
                  2014.     $1.50       $1.60            --
                  2013.     $1.07       $1.50            --
                  2012.     $0.96       $1.07            --
                  2011.     $1.21       $0.96            --
                  2010.     $1.03       $1.21            --
                  2009.     $0.64       $1.03            --
                  2008.     $1.05       $0.64            --
                  2007.     $1.00       $1.05            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2016.     $0.77       $0.73            --
                  2015.     $0.79       $0.77        10,021
                  2014.     $0.87       $0.79         9,937
                  2013.     $0.70       $0.87         9,589
                  2012.     $0.59       $0.70        10,093
                  2011.     $0.73       $0.59         9,948
                  2010.     $0.68       $0.73         9,091
                  2009.     $0.56       $0.68         8,772
                  2008.     $1.02       $0.56         9,587
                  2007.     $1.00       $1.02           771
                PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(M):
                  2016.     $1.38       $1.45            --
                  2015.     $1.42       $1.38            --
                  2014.     $1.29       $1.42            --
                  2013.     $0.97       $1.29            --
                  2012.     $0.85       $0.97            --
                  2011.     $0.92       $0.85            --
                  2010.     $0.79       $0.92            --
                  2009.     $0.62       $0.79            --
                  2008.     $1.03       $0.62            --
                  2007.     $1.00       $1.03            --
                SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                  2016.     $1.07       $1.09        51,140
                  2015.     $1.10       $1.07        39,800
                  2014.     $1.06       $1.10        48,211
                  2013.     $1.10       $1.06        47,449
                  2012.     $1.05       $1.10        42,409
                  2011.     $1.00       $1.05        39,736
                  2010.     $0.94       $1.00        43,696
                  2009.     $0.83       $0.94        42,207
                  2008.     $0.99       $0.83         5,060
                  2007.     $1.00       $0.99         5,168
                SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                 SUB-ACCOUNT(Z)(AT):
                  2016.     $1.04       $1.11            --
                  2015.     $1.11       $1.04            --
                  2014.     $1.05       $1.11            --
                  2013.     $1.00       $1.05            --
                SFT ADVANTUS GOVERNMENT MONEY MARKET
                 SUB-ACCOUNT(Q)(AU):
                  2016.     $0.83       $0.81            --
                  2015.     $0.85       $0.83            --
                  2014.     $0.87       $0.85         1,362
                  2013.     $0.90       $0.87         1,265
                  2012.     $0.92       $0.90         7,064
                  2011.     $0.95       $0.92         6,063
                  2010.     $0.97       $0.95         6,382
                  2009.     $1.00       $0.97         5,888
                  2008.     $1.00       $1.00           749
                  2007.     $1.00       $1.00           829
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                  2016.     $1.43       $1.67         2,216
                  2015.     $1.51       $1.43         1,033
                  2014.     $1.42       $1.51         2,479
                  2013.     $1.10       $1.42         2,581
                  2012.     $0.96       $1.10        10,004
                  2011.     $1.01       $0.96        11,323
                  2010.     $0.83       $1.01        11,319
                  2009.     $0.62       $0.83        10,480
                  2008.     $1.01       $0.62         1,665
                  2007.     $1.00       $1.01         1,389

                2.70% Variable Account Charge Continued
                           UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                           BEGINNING OF  AT END OF  OUTSTANDING AT
                              PERIOD       PERIOD    END OF PERIOD
                           ------------- ---------- ---------------
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                  2016..       $1.30       $1.41        38,553
                  2015..       $1.32       $1.30        23,581
                  2014..       $1.20       $1.32        24,488
                  2013..       $0.93       $1.20        26,728
                  2012..       $0.83       $0.93            --
                  2011..       $0.84       $0.83            --
                  2010..       $0.75       $0.84            --
                  2009..       $0.62       $0.75            --
                  2008..       $1.01       $0.62            --
                  2007..       $1.00       $1.01            --
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                  2016..       $1.31       $1.31           987
                  2015..       $1.40       $1.31           893
                  2014..       $1.41       $1.40         2,281
                  2013..       $1.45       $1.41         2,150
                  2012..       $1.29       $1.45        10,142
                  2011..       $1.32       $1.29        10,011
                  2010..       $1.19       $1.32        10,204
                  2009..       $1.04       $1.19        10,008
                  2008..       $1.03       $1.04         1,285
                  2007..       $1.00       $1.03         1,453
                SFT ADVANTUS MANAGED VOLATILITY EQUITY
                 SUB-ACCOUNT(AS):
                  2016..       $1.00       $1.01            --
                  2015..       $1.00       $1.00            --
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                  2016..       $0.94       $0.93            --
                  2015..       $0.94       $0.94         3,456
                  2014..       $0.91       $0.94         5,188
                  2013..       $0.96       $0.91         5,349
                  2012..       $0.95       $0.96        13,313
                  2011..       $0.92       $0.95        12,468
                  2010..       $0.88       $0.92        13,474
                  2009..       $0.84       $0.88         8,853
                  2008..       $0.99       $0.84         1,000
                  2007..       $1.00       $0.99         1,031
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(Q):
                  2016....     $1.34       $1.36        13,905
                  2015....     $1.31       $1.34         7,318
                  2014....     $1.03       $1.31         8,827
                  2013....     $1.05       $1.03         9,188
                  2012....     $0.91       $1.05         6,746
                  2011....     $0.89       $0.91         7,566
                  2010....     $0.71       $0.89         7,632
                  2009....     $0.58       $0.71         5,522
                  2008....     $0.94       $0.58           406
                  2007....     $1.00       $0.94           391
                SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                  2016....     $1.54       $1.51         4,444
                  2015....     $1.48       $1.54         3,021
                  2014....     $1.34       $1.48         6,016
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                  2016....     $1.18       $1.39            --
                  2015....     $1.25       $1.18         5,928
                  2014....     $1.18       $1.25         6,292
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                  2016....     $1.32       $1.34            --
                  2015....     $1.34       $1.32         6,373
                  2014....     $1.22       $1.34         6,813
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                  2016....     $1.27       $1.37         8,588
                  2015....     $1.34       $1.27         4,381
                  2014....     $1.25       $1.34         6,776




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                  2016..     $0.61       $0.70          --
                  2015..     $0.78       $0.61          --
                  2014..     $0.88       $0.78          --
                  2013..     $0.91       $0.88          --
                  2012..     $0.83       $0.91          --
                  2011..     $1.01       $0.83          --
                  2010..     $0.88       $1.01          --
                  2009..     $0.52       $0.88          --
                  2008..     $1.14       $0.52          --
                  2007..     $1.00       $1.14          --
                TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                  2016..     $0.99       $1.02          --
                  2015..     $1.06       $0.99          --
                  2014..     $1.06       $1.06          --
                  2013..     $1.01       $1.06          --
                  2012..     $1.00       $1.01          --
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                  2016..     $0.94       $0.97          --
                  2015..     $1.02       $0.94          --
                  2014..     $1.02       $1.02          --
                  2013..     $1.00       $1.02          --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                  2016..     $0.99       $1.02          --
                  2015..     $1.12       $0.99          --
                  2014..     $1.14       $1.12          --
                  2013..     $1.01       $1.14          --
                  2012..     $1.00       $1.01          --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(R):
                  2016..     $1.01       $1.04          --
                  2015..     $1.11       $1.01          --
                  2014..     $1.10       $1.11          --
                  2013..     $1.01       $1.10          --
                  2012..     $1.00       $1.01          --



                2.75% Variable Account Charge
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(Z)(AO)(AP):
                  2016.       $1.01       $1.02          --
                  2015.       $1.05       $1.01          --
                  2014.       $1.04       $1.05          --
                  2013.       $1.00       $1.04          --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(A)(AO)(AQ):
                  2016...     $0.52       $0.50          --
                  2015...     $0.52       $0.52          --
                  2014...     $0.58       $0.52          --
                  2013...     $0.48       $0.58          --
                  2012...     $0.43       $0.48          --
                  2011...     $0.55       $0.43          --
                  2010...     $0.55       $0.55          --
                  2009...     $0.42       $0.55          --
                  2008...     $0.92       $0.42          --
                  2007...     $1.00       $0.92          --

                2.75% Variable Account Charge Continued
                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                AMERICAN CENTURY VP INCOME & GROWTH
                 SUB-ACCOUNT:
                  2016.     $1.15       $1.26          --
                  2015.     $1.25       $1.15          --
                  2014.     $1.15       $1.25          --
                  2013.     $0.87       $1.15          --
                  2012.     $0.78       $0.87          --
                  2011.     $0.78       $0.78          --
                  2010.     $0.70       $0.78          --
                  2009.     $0.61       $0.70          --
                  2008.     $0.97       $0.61          --
                  2007.     $0.99       $0.97          --
                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT(A):
                  2016.     $1.06       $1.07          --
                  2015.     $1.11       $1.06          --
                  2014.     $1.11       $1.11          --
                  2013.     $1.24       $1.11          --
                  2012.     $1.19       $1.24          --
                  2011.     $1.10       $1.19          --
                  2010.     $1.07       $1.10          --
                  2009.     $1.00       $1.07          --
                  2008.     $1.04       $1.00          --
                  2007.     $1.00       $1.04          --
                AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                  2016.     $0.89       $0.89          --
                  2015.     $0.95       $0.89          --
                  2014.     $0.96       $0.95          --
                  2013.     $1.02       $0.96          --
                  2012.     $0.98       $1.02          --
                  2011.     $1.00       $0.98          --
                AMERICAN FUNDS IS: GLOBAL GROWTH
                 SUB-ACCOUNT(O):
                  2016.     $1.27       $1.25          --
                  2015.     $1.22       $1.27          --
                  2014.     $1.23       $1.22          --
                  2013.     $0.98       $1.23          --
                  2012.     $0.82       $0.98          --
                  2011.     $1.00       $0.82          --
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                 SUB-ACCOUNT(O):
                  2016.     $1.05       $1.05          --
                  2015.     $1.08       $1.05          --
                  2014.     $1.09       $1.08          --
                  2013.     $0.87       $1.09          --
                  2012.     $0.76       $0.87          --
                  2011.     $1.00       $0.76          --
                AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                  2016.     $1.37       $1.46          --
                  2015.     $1.32       $1.37          --
                  2014.     $1.25       $1.32          --
                  2013.     $0.99       $1.25          --
                  2012.     $0.86       $0.99          --
                  2011.     $1.00       $0.86          --
                AMERICAN FUNDS IS: GROWTH INCOME SUB-ACCOUNT(O):
                  2016.     $1.42       $1.54          --
                  2015.     $1.43       $1.42          --
                  2014.     $1.33       $1.43          --
                  2013.     $1.03       $1.33          --
                  2012.     $0.90       $1.03          --
                  2011.     $1.00       $0.90          --




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                  2016.      $0.92       $0.93            --
                  2015.      $0.99       $0.92            --
                  2014.      $1.05       $0.99            --
                  2013.      $0.89       $1.05            --
                  2012.      $0.77       $0.89            --
                  2011.      $1.00       $0.77            --
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                  2016.      $0.85       $0.87            --
                  2015.      $0.90       $0.85            --
                  2014.      $1.00       $0.90            --
                  2013.      $0.92       $1.00            --
                  2012.      $0.81       $0.92            --
                  2011.      $1.00       $0.81            --
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES SUB-ACCOUNT(O):
                  2016.      $0.99       $0.97            --
                  2015.      $1.00       $0.99            --
                  2014.      $0.98       $1.00            --
                  2013.      $1.04       $0.98            --
                  2012.      $1.05       $1.04            --
                  2011.      $1.00       $1.05            --
                CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                 SUB-ACCOUNT(AR):
                  2016.      $0.94       $0.97            --
                  2015.      $1.00       $0.94            --
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2016..     $1.06       $1.21            --
                  2015..     $1.13       $1.06            --
                  2014..     $1.07       $1.13            --
                  2013..     $0.86       $1.07            --
                  2012..     $0.76       $0.86            --
                  2011..     $0.77       $0.76            --
                  2010..     $0.69       $0.77            --
                  2009..     $0.55       $0.69            --
                  2008..     $0.98       $0.55            --
                  2007..     $1.01       $0.98            --
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2016..     $1.40       $1.53            --
                  2015..     $1.47       $1.40            --
                  2014..     $1.42       $1.47            --
                  2013..     $1.08       $1.42            --
                  2012..     $0.97       $1.08            --
                  2011..     $1.11       $0.97            --
                  2010..     $0.89       $1.11            --
                  2009..     $0.65       $0.89         1,411
                  2008..     $1.11       $0.65            --
                  2007..     $1.08       $1.11            --
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                  2016..     $1.05       $1.19            --
                  2015..     $1.14       $1.05            --
                  2014..     $1.09       $1.14            --
                  2013..     $0.87       $1.09            --
                  2012..     $0.79       $0.87            --
                  2011..     $0.82       $0.79            --
                  2010..     $0.76       $0.82            --
                  2009..     $0.62       $0.76         2,102
                  2008..     $1.01       $0.62            --
                  2007..     $1.00       $1.01            --

                2.75% Variable Account Charge Continued
                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                  2016..     $1.17        $1.48           --
                  2015..     $1.30        $1.17           --
                  2014..     $1.32        $1.30           --
                  2013..     $1.00        $1.32           --
                  2012..     $0.87        $1.00           --
                  2011..     $0.93        $0.87           --
                  2010..     $0.74        $0.93           --
                  2009..     $0.59        $0.74           --
                  2008..     $0.91        $0.59           --
                  2007..     $1.00        $0.91           --
                FRANKLIN SMALL-MID CAP GROWTH VIP
                 SUB-ACCOUNT(AD):
                  2016..     $1.38        $1.40           --
                  2015..     $1.46        $1.38           --
                  2014..     $1.39        $1.46           --
                  2013..     $1.04        $1.39           --
                  2012..     $0.96        $1.04           --
                  2011..     $1.04        $0.96           --
                  2010..     $0.84        $1.04           --
                  2009..     $0.60        $0.84           --
                  2008..     $1.07        $0.60           --
                  2007..     $1.06        $1.07           --
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(Z)(AN):
                  2016..     $0.95        $0.97           --
                  2015..     $1.04        $0.95           --
                  2014..     $1.03        $1.04           --
                  2013..     $1.00        $1.03           --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(I)(T):
                  2016..     $0.96        $0.94           --
                  2015..     $0.99        $0.96           --
                  2014..     $1.02        $0.99           --
                  2013..     $1.05        $1.02           --
                  2012..     $1.05        $1.05           --
                  2011..     $1.01        $1.05           --
                  2010..     $1.00        $1.01           --
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(A)(L)(S)(V):
                  2016..     $1.18        $1.33           --
                  2015..     $1.34        $1.18           --
                  2014..     $1.26        $1.34           --
                  2013..     $0.97        $1.26           --
                  2012..     $0.85        $0.97           --
                  2011..     $0.87        $0.85           --
                  2010..     $0.73        $0.87           --
                  2009..     $0.54        $0.73           --
                  2008..     $0.94        $0.54           --
                  2007..     $1.00        $0.94           --
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                  2016..     $1.18        $1.34           --
                  2015..     $1.29        $1.18           --
                  2014..     $1.21        $1.29           --
                  2013..     $0.92        $1.21           --
                  2012..     $0.80        $0.92           --
                  2011..     $0.83        $0.80           --
                  2010..     $0.74        $0.83           --
                  2009..     $0.59        $0.74           --
                  2008..     $0.95        $0.59           --
                  2007..     $0.99        $0.95           --




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(F)(P)(X):
                  2016..     $1.03        $1.15             --
                  2015..     $1.08        $1.03             --
                  2014..     $1.02        $1.08             --
                  2013..     $0.84        $1.02             --
                  2012..     $0.77        $0.84             --
                  2011..     $0.81        $0.77             --
                  2010..     $0.77        $0.81             --
                  2009..     $0.59        $0.77             --
                  2008..     $0.99        $0.59             --
                  2007..     $1.01        $0.99             --
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                  2016..     $1.20        $1.40             --
                  2015..     $1.28        $1.20             --
                  2014..     $1.19        $1.28             --
                  2013..     $0.92        $1.19             --
                  2012..     $0.82        $0.92             --
                  2011..     $0.87        $0.82             --
                  2010..     $0.79        $0.87             --
                  2009..     $0.66        $0.79             --
                  2008..     $1.00        $0.66             --
                  2007..     $1.00        $1.00             --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                  2016..     $1.16        $1.27             --
                  2015..     $1.27        $1.16             --
                  2014..     $1.28        $1.27             --
                  2013..     $0.96        $1.28             --
                  2012..     $0.87        $0.96             --
                  2011..     $0.90        $0.87             --
                  2010..     $0.72        $0.90             --
                  2009..     $0.61        $0.72             --
                  2008..     $0.92        $0.61             --
                  2007..     $1.00        $0.92             --
                IVY VIP ASSET STRATEGY SUB-ACCOUNT(B)(BA):
                  2016..     $1.37        $1.30             --
                  2015..     $1.54        $1.37             --
                  2014..     $1.67        $1.54             --
                  2013..     $1.37        $1.67             --
                  2012..     $1.18        $1.37             --
                  2011..     $1.31        $1.18             --
                  2010..     $1.24        $1.31             --
                  2009..     $1.02        $1.24          7,662
                  2008..     $1.41        $1.02             --
                  2007..     $1.17        $1.41             --
                IVY VIP BALANCED SUB-ACCOUNT(B)(BA):
                  2016..     $1.41        $1.40             --
                  2015..     $1.46        $1.41             --
                  2014..     $1.39        $1.46             --
                  2013..     $1.16        $1.39             --
                  2012..     $1.06        $1.16             --
                  2011..     $1.06        $1.06             --
                  2010..     $0.93        $1.06             --
                  2009..     $0.84        $0.93             --
                  2008..     $1.10        $0.84             --
                  2007..     $1.05        $1.10             --
                IVY VIP CORE EQUITY SUB-ACCOUNT(B)(BA):
                  2016..     $1.51        $1.53             --
                  2015..     $1.57        $1.51             --
                  2014..     $1.47        $1.57             --
                  2013..     $1.13        $1.47             --
                  2012..     $0.98        $1.13             --
                  2011..     $0.99        $0.98             --
                  2010..     $0.84        $0.99             --
                  2009..     $0.70        $0.84             --
                  2008..     $1.10        $0.70             --
                  2007..     $1.04        $1.10             --

                2.75% Variable Account Charge Continued
                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(AM)(BA):
                  2016.      $1.09       $1.03            --
                  2015.      $1.09       $1.09            --
                  2014.      $1.11       $1.09            --
                  2013.      $0.95       $1.11            --
                  2012.      $0.83       $0.95            --
                  2011.      $0.92       $0.83            --
                  2010.      $0.83       $0.92            --
                  2009.      $0.67       $0.83            --
                  2008.      $1.19       $0.67            --
                  2007.      $1.07       $1.19            --
                IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                  2016.      $0.92       $1.04            --
                  2015.      $1.01       $0.92            --
                  2014.      $1.02       $1.01            --
                  2013.      $1.00       $1.02            --
                IVY VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(B)(G)(BA):
                  2016.      $0.95       $0.94            --
                  2015.      $0.99       $0.95            --
                  2014.      $1.00       $0.99            --
                  2013.      $0.82       $1.00            --
                  2012.      $0.75       $0.82            --
                  2011.      $0.89       $0.75            --
                  2010.      $0.80       $0.89            --
                  2009.      $0.60       $0.80         1,423
                  2008.      $1.07       $0.60            --
                  2007.      $1.02       $1.07            --
                IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016.      $1.26       $1.39            --
                  2015.      $1.43       $1.26            --
                  2014.      $1.49       $1.43            --
                  2013.      $0.98       $1.49            --
                  2012.      $0.90       $0.98            --
                  2011.      $0.99       $0.90            --
                  2010.      $0.72       $0.99            --
                  2009.      $0.53       $0.72            --
                  2008.      $1.04       $0.53            --
                  2007.      $1.02       $1.04            --
                IVY VIP MID CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016.      $1.60       $1.65            --
                  2015.      $1.75       $1.60            --
                  2014.      $1.66       $1.75            --
                  2013.      $1.32       $1.66            --
                  2012.      $1.19       $1.32            --
                  2011.      $1.23       $1.19            --
                  2010.      $0.96       $1.23            --
                  2009.      $0.67       $0.96            --
                  2008.      $1.09       $0.67            --
                  2007.      $1.05       $1.09            --
                IVY VIP NATURAL RESOURCES SUB-ACCOUNT(B)(BA)(BC):
                  2016..     $0.51       $0.61            --
                  2015..     $0.67       $0.51            --
                  2014..     $0.79       $0.67            --
                  2013..     $0.76       $0.79            --
                  2012..     $0.76       $0.76            --
                  2011..     $1.00       $0.76            --
                  2010..     $0.88       $1.00            --
                  2009..     $0.52       $0.88         2,078
                  2008..     $1.39       $0.52            --
                  2007..     $1.20       $1.39            --
                IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AA)(BA):
                  2016..     $1.02       $1.01            --
                  2015..     $1.05       $1.02            --
                  2014..     $1.04       $1.05            --
                  2013..     $1.00       $1.04            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016.     $1.02       $1.02          --
                  2015.     $1.06       $1.02          --
                  2014.     $1.05       $1.06          --
                  2013.     $1.00       $1.05          --
                IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016.     $1.00       $0.99          --
                  2015.     $1.04       $1.00          --
                  2014.     $1.03       $1.04          --
                  2013.     $1.00       $1.03          --
                IVY VIP SCIENCE AND TECHNOLOGY
                 SUB-ACCOUNT(B)(BA):
                  2016.     $1.95       $1.92          --
                  2015.     $2.06       $1.95          --
                  2014.     $2.06       $2.06          --
                  2013.     $1.35       $2.06          --
                  2012.     $1.09       $1.35          --
                  2011.     $1.19       $1.09          --
                  2010.     $1.08       $1.19          --
                  2009.     $0.77       $1.08          --
                  2008.     $1.20       $0.77          --
                  2007.     $1.11       $1.20          --
                IVY VIP SMALL CAP VALUE SUB-ACCOUNT(B)(BA)(BD):
                  2016.     $1.26       $1.58          --
                  2015.     $1.37       $1.26          --
                  2014.     $1.32       $1.37          --
                  2013.     $1.01       $1.32          --
                  2012.     $0.88       $1.01          --
                  2011.     $1.04       $0.88          --
                  2010.     $0.84       $1.04          --
                  2009.     $0.67       $0.84          --
                  2008.     $0.93       $0.67          --
                  2007.     $0.94       $0.93          --
                IVY VIP VALUE SUB-ACCOUNT(B)(BA):
                  2016.     $1.26       $1.36          --
                  2015.     $1.34       $1.26          --
                  2014.     $1.25       $1.34          --
                  2013.     $0.95       $1.25          --
                  2012.     $0.82       $0.95          --
                  2011.     $0.91       $0.82          --
                  2010.     $0.79       $0.91          --
                  2009.     $0.64       $0.79          --
                  2008.     $0.99       $0.64          --
                  2007.     $1.00       $0.99          --
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2016.     $1.46       $1.48          --
                  2015.     $1.50       $1.46          --
                  2014.     $1.42       $1.50          --
                  2013.     $1.22       $1.42          --
                  2012.     $1.11       $1.22          --
                  2011.     $1.12       $1.11          --
                  2010.     $1.07       $1.12          --
                  2009.     $0.87       $1.07          --
                  2008.     $1.07       $0.87          --
                  2007.     $1.04       $1.07          --
                JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                  2016.     $0.97       $0.96          --
                  2015.     $1.00       $0.97          --

                2.75% Variable Account Charge Continued
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2016.       $1.67       $1.66          --
                  2015.       $1.53       $1.67          --
                  2014.       $1.45       $1.53          --
                  2013.       $1.14       $1.45          --
                  2012.       $0.95       $1.14          --
                  2011.       $1.05       $0.95          --
                  2010.       $1.01       $1.05          --
                  2009.       $0.71       $1.01          --
                  2008.       $1.31       $0.71          --
                  2007.       $1.12       $1.31          --
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                  2016.       $0.76       $0.69          --
                  2015.       $0.86       $0.76          --
                  2014.       $1.00       $0.86          --
                  2013.       $0.90       $1.00          --
                  2012.       $0.82       $0.90          --
                  2011.       $1.24       $0.82          --
                  2010.       $1.02       $1.24          --
                  2009.       $0.59       $1.02          --
                  2008.       $1.26       $0.59          --
                  2007.       $1.13       $1.26          --
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(A)(C):
                  2016.       $1.18       $1.37          --
                  2015.       $1.26       $1.18          --
                  2014.       $1.20       $1.26          --
                  2013.       $0.98       $1.20          --
                  2012.       $0.91       $0.98          --
                  2011.       $0.96       $0.91          --
                  2010.       $0.86       $0.96          --
                  2009.       $0.66       $0.86          --
                  2008.       $0.94       $0.66          --
                  2007.       $1.00       $0.94          --
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2016.       $1.27       $1.29          --
                  2015.       $1.25       $1.27          --
                  2014.       $1.18       $1.25          --
                  2013.       $0.89       $1.18          --
                  2012.       $0.78       $0.89          --
                  2011.       $0.86       $0.78          --
                  2010.       $0.68       $0.86          --
                  2009.       $0.50       $0.68          --
                  2008.       $1.05       $0.50          --
                  2007.       $1.03       $1.05          --
                MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(AR):
                  2016...     $0.96       $0.97          --
                  2015...     $1.00       $0.96          --
                MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(A)(H)(BE):
                  2016...     $0.56       $0.58          --
                  2015...     $0.64       $0.56          --
                  2014...     $0.69       $0.64          --
                  2013...     $0.72       $0.69          --
                  2012...     $0.62       $0.72          --
                  2011...     $0.78       $0.62          --
                  2010...     $0.67       $0.78          --
                  2009...     $0.41       $0.67          --
                  2008...     $0.96       $0.41          --
                  2007...     $1.00       $0.96          --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                 ALLOCATION SUB-ACCOUNT(A)(AV):
                  2016.     $0.91       $0.98          --
                  2015.     $0.86       $0.91          --
                  2014.     $0.94       $0.96          --
                  2013.     $0.82       $0.94          --
                  2012.     $0.74       $0.82          --
                  2011.     $0.80       $0.74          --
                  2010.     $0.71       $0.80          --
                  2009.     $0.58       $0.71          --
                  2008.     $0.94       $0.58          --
                  2007.     $1.00       $0.94          --
                MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AW):
                  2016.     $0.99       $1.04          --
                  2015.     $1.04       $0.99          --
                  2014.     $1.02       $1.04          --
                  2013.     $0.94       $1.02          --
                  2012.     $0.87       $0.94          --
                  2011.     $0.90       $0.87          --
                  2010.     $0.83       $0.90          --
                  2009.     $0.72       $0.83          --
                  2008.     $0.97       $0.72          --
                  2007.     $1.00       $0.97          --
                MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AX):
                  2016.     $0.99       $1.01          --
                  2015.     $1.03       $0.99          --
                  2014.     $1.03       $1.03          --
                  2013.     $1.03       $1.03          --
                  2012.     $1.01       $1.03          --
                  2011.     $1.00       $1.01          --
                  2010.     $0.96       $1.00          --
                  2009.     $0.92       $0.96          --
                  2008.     $1.01       $0.92          --
                  2007.     $1.00       $1.01          --
                MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AY):
                  2016.     $0.95       $1.02          --
                  2015.     $1.00       $0.95          --
                  2014.     $0.99       $1.00          --
                  2013.     $0.87       $0.99          --
                  2012.     $0.79       $0.87          --
                  2011.     $0.85       $0.79          --
                  2010.     $0.76       $0.85          --
                  2009.     $0.63       $0.76          --
                  2008.     $0.95       $0.63          --
                  2007.     $1.00       $0.95          --
                MORNINGSTAR INCOME AND GROWTH ETF ASSET
                 ALLOCATION SUB-ACCOUNT(A)(AZ):
                  2016.     $0.98       $1.02          --
                  2015.     $1.03       $0.98          --
                  2014.     $1.02       $1.03          --
                  2013.     $0.98       $1.02          --
                  2012.     $0.93       $0.98          --
                  2011.     $0.95       $0.93          --
                  2010.     $0.89       $0.95          --
                  2009.     $0.81       $0.89          --
                  2008.     $0.99       $0.81          --
                  2007.     $1.00       $0.99          --

                2.75% Variable Account Charge Continued
                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT(A):
                  2016.     $1.21       $1.30          --
                  2015.     $1.26       $1.21          --
                  2014.     $1.17       $1.26          --
                  2013.     $0.88       $1.17          --
                  2012.     $0.81       $0.88          --
                  2011.     $0.86       $0.81          --
                  2010.     $0.72       $0.86          --
                  2009.     $0.57       $0.72          --
                  2008.     $0.96       $0.57          --
                  2007.     $1.00       $0.96          --
                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(AB):
                  2016.     $1.09       $1.03          --
                  2015.     $1.08       $1.09          --
                  2014.     $1.20       $1.08          --
                  2013.     $0.98       $1.20          --
                  2012.     $0.83       $0.98          --
                  2011.     $0.92       $0.83          --
                  2010.     $0.83       $0.92          --
                  2009.     $0.61       $0.83          --
                  2008.     $1.10       $0.61          --
                  2007.     $1.06       $1.10          --
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(A)(N)(U):
                  2016.     $1.28       $1.47          --
                  2015.     $1.40       $1.28          --
                  2014.     $1.29       $1.40          --
                  2013.     $0.94       $1.29          --
                  2012.     $0.83       $0.94          --
                  2011.     $0.87       $0.83          --
                  2010.     $0.73       $0.87          --
                  2009.     $0.55       $0.73          --
                  2008.     $0.90       $0.55          --
                  2007.     $1.00       $0.90          --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(Z):
                  2016.     $0.98       $1.02          --
                  2015.     $1.06       $0.98          --
                  2014.     $1.03       $1.06          --
                  2013.     $1.00       $1.03          --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                  2016.     $0.94       $0.93          --
                  2015.     $0.97       $0.94          --
                  2014.     $0.99       $0.97          --
                  2013.     $1.02       $0.99          --
                  2012.     $0.99       $1.02          --
                  2011.     $1.01       $0.99          --
                  2010.     $1.00       $1.01          --
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                  2016.     $1.03       $1.03          --
                  2015.     $1.06       $1.03          --
                  2014.     $1.05       $1.06          --
                  2013.     $1.10       $1.05          --
                  2012.     $1.03       $1.10          --
                  2011.     $1.02       $1.03          --
                  2010.     $1.00       $1.02          --
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                  2016.     $1.05       $1.16          --
                  2015.     $1.11       $1.05          --
                  2014.     $1.01       $1.11          --
                  2013.     $0.79       $1.01          --
                  2012.     $0.68       $0.79          --
                  2011.     $0.68       $0.68          --
                  2010.     $0.62       $0.68          --
                  2009.     $0.50       $0.62          --
                  2008.     $0.92       $0.50          --
                  2007.     $0.97       $0.92          --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2016.     $1.05       $1.18            --
                  2015.     $1.17       $1.05            --
                  2014.     $1.08       $1.17            --
                  2013.     $0.82       $1.08            --
                  2012.     $0.71       $0.82            --
                  2011.     $0.76       $0.71            --
                  2010.     $0.69       $0.76            --
                  2009.     $0.54       $0.69            --
                  2008.     $0.91       $0.54            --
                  2007.     $0.96       $0.91            --
                PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                  2016.     $1.42       $1.41            --
                  2015.     $1.55       $1.42            --
                  2014.     $1.45       $1.55            --
                  2013.     $1.04       $1.45            --
                  2012.     $0.94       $1.04            --
                  2011.     $1.17       $0.94            --
                  2010.     $1.00       $1.17            --
                  2009.     $0.62       $1.00            --
                  2008.     $1.02       $0.62            --
                  2007.     $0.99       $1.02            --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2016.     $0.79       $0.75            --
                  2015.     $0.81       $0.79            --
                  2014.     $0.89       $0.81            --
                  2013.     $0.72       $0.89            --
                  2012.     $0.61       $0.72            --
                  2011.     $0.75       $0.61            --
                  2010.     $0.70       $0.75            --
                  2009.     $0.58       $0.70            --
                  2008.     $1.06       $0.58            --
                  2007.     $1.03       $1.06            --
                PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(M):
                  2016.     $1.36       $1.42            --
                  2015.     $1.40       $1.36            --
                  2014.     $1.27       $1.40            --
                  2013.     $0.96       $1.27            --
                  2012.     $0.84       $0.96            --
                  2011.     $0.91       $0.84            --
                  2010.     $0.78       $0.91            --
                  2009.     $0.61       $0.78            --
                  2008.     $1.02       $0.61            --
                  2007.     $0.99       $1.02            --
                SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                  2016.     $1.07       $1.08            --
                  2015.     $1.10       $1.07            --
                  2014.     $1.06       $1.10            --
                  2013.     $1.10       $1.06            --
                  2012.     $1.05       $1.10            --
                  2011.     $1.00       $1.05            --
                  2010.     $0.94       $1.00            --
                  2009.     $0.83       $0.94        12,167
                  2008.     $0.99       $0.83            --
                  2007.     $1.00       $0.99            --
                SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                 SUB-ACCOUNT(Z)(AT):
                  2016.     $1.04       $1.10            --
                  2015.     $1.11       $1.04            --
                  2014.     $1.05       $1.11            --
                  2013.     $1.00       $1.05            --

                2.75% Variable Account Charge Continued
                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                SFT ADVANTUS GOVERNMENT MONEY MARKET
                 SUB-ACCOUNT(Q)(AU):
                  2016.     $0.84       $0.81            --
                  2015.     $0.86       $0.84            --
                  2014.     $0.88       $0.86            --
                  2013.     $0.91       $0.88            --
                  2012.     $0.93       $0.91            --
                  2011.     $0.96       $0.93            --
                  2010.     $0.99       $0.96            --
                  2009.     $1.01       $0.99            --
                  2008.     $1.02       $1.01            --
                  2007.     $1.01       $1.02            --
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                  2016.     $1.47       $1.72            --
                  2015.     $1.55       $1.47            --
                  2014.     $1.46       $1.55            --
                  2013.     $1.13       $1.46            --
                  2012.     $0.99       $1.13            --
                  2011.     $1.04       $0.99            --
                  2010.     $0.85       $1.04            --
                  2009.     $0.64       $0.85            --
                  2008.     $1.04       $0.64            --
                  2007.     $1.03       $1.04            --
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                  2016.     $1.30       $1.41            --
                  2015.     $1.33       $1.30            --
                  2014.     $1.21       $1.33            --
                  2013.     $0.94       $1.21            --
                  2012.     $0.84       $0.94            --
                  2011.     $0.85       $0.84            --
                  2010.     $0.76       $0.85            --
                  2009.     $0.62       $0.76            --
                  2008.     $1.02       $0.62            --
                  2007.     $1.01       $1.02            --
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                  2016.     $1.33       $1.34            --
                  2015.     $1.43       $1.33            --
                  2014.     $1.45       $1.43            --
                  2013.     $1.49       $1.45            --
                  2012.     $1.32       $1.49            --
                  2011.     $1.36       $1.32            --
                  2010.     $1.22       $1.36            --
                  2009.     $1.07       $1.22         8,815
                  2008.     $1.06       $1.07            --
                  2007.     $1.03       $1.06            --
                SFT ADVANTUS MANAGED VOLATILITY EQUITY
                 SUB-ACCOUNT(AS):
                  2016.     $1.00       $1.01            --
                  2015.     $1.00       $1.00            --
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                  2016.     $0.95       $0.94            --
                  2015.     $0.95       $0.95            --
                  2014.     $0.92       $0.95            --
                  2013.     $0.97       $0.92            --
                  2012.     $0.96       $0.97            --
                  2011.     $0.93       $0.96            --
                  2010.     $0.89       $0.93            --
                  2009.     $0.85       $0.89            --
                  2008.     $1.00       $0.85            --
                  2007.     $1.01       $1.00            --




                           UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                           BEGINNING OF  AT END OF  OUTSTANDING AT
                              PERIOD       PERIOD    END OF PERIOD
                           ------------- ---------- ---------------
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(Q):
                  2016....     $1.16       $1.18          --
                  2015....     $1.14       $1.16          --
                  2014....     $0.90       $1.14          --
                  2013....     $0.91       $0.90          --
                  2012....     $0.80       $0.91          --
                  2011....     $0.78       $0.80          --
                  2010....     $0.62       $0.78          --
                  2009....     $0.51       $0.62          --
                  2008....     $0.82       $0.51          --
                  2007....     $0.88       $0.82          --
                SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                  2016....     $1.66       $1.63          --
                  2015....     $1.60       $1.66          --
                  2014....     $1.45       $1.60          --
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                  2016....     $1.23       $1.45          --
                  2015....     $1.31       $1.23          --
                  2014....     $1.24       $1.31          --
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                  2016....     $1.40       $1.43          --
                  2015....     $1.42       $1.40          --
                  2014....     $1.30       $1.42          --
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                  2016....     $1.29       $1.39          --
                  2015....     $1.35       $1.29          --
                  2014....     $1.27       $1.35          --
                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                  2016....     $0.68       $0.78          --
                  2015....     $0.88       $0.68          --
                  2014....     $0.98       $0.88          --
                  2013....     $1.02       $0.98          --
                  2012....     $0.93       $1.02          --
                  2011....     $1.13       $0.93          --
                  2010....     $0.99       $1.13          --
                  2009....     $0.59       $0.99          --
                  2008....     $1.28       $0.59          --
                  2007....     $1.12       $1.28          --
                TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                  2016....     $0.99       $1.02          --
                  2015....     $1.06       $0.99          --
                  2014....     $1.06       $1.06          --
                  2013....     $1.01       $1.06          --
                  2012....     $1.00       $1.01          --
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                  2016....     $0.94       $0.97          --
                  2015....     $1.02       $0.94          --
                  2014....     $1.02       $1.02          --
                  2013....     $1.00       $1.02          --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                  2016....     $0.99       $1.02          --
                  2015....     $1.12       $0.99          --
                  2014....     $1.14       $1.12          --
                  2013....     $1.01       $1.14          --
                  2012....     $1.00       $1.01          --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(R):
                  2016....     $1.01       $1.04          --
                  2015....     $1.10       $1.01          --
                  2014....     $1.10       $1.10          --
                  2013....     $1.01       $1.10          --
                  2012....     $1.00       $1.01          --

                2.95% Variable Account Charge
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                AB VPS DYNAMIC ASSET ALLOCATION
                 SUB-ACCOUNT(Z)(AO)(AP):
                  2016.       $1.00       $1.01          --
                  2015.       $1.05       $1.00          --
                  2014.       $1.04       $1.05          --
                  2013.       $1.00       $1.04          --
                AB VPS INTERNATIONAL VALUE SUB-ACCOUNT(A)(AO)(AQ):
                  2016...     $0.51       $0.49          --
                  2015...     $0.52       $0.51          --
                  2014...     $0.57       $0.52          --
                  2013...     $0.48       $0.57          --
                  2012...     $0.43       $0.48          --
                  2011...     $0.55       $0.43          --
                  2010...     $0.54       $0.55          --
                  2009...     $0.42       $0.54          --
                  2008...     $0.92       $0.42          --
                  2007...     $1.00       $0.92          --
                AMERICAN CENTURY VP INCOME & GROWTH
                 SUB-ACCOUNT:
                  2016...     $1.14       $1.25          --
                  2015...     $1.24       $1.14          --
                  2014...     $1.14       $1.24          --
                  2013...     $0.87       $1.14          --
                  2012...     $0.78       $0.87          --
                  2011...     $0.78       $0.78          --
                  2010...     $0.71       $0.78          --
                  2009...     $0.62       $0.71          --
                  2008...     $0.97       $0.62          --
                  2007...     $1.00       $0.97          --
                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT(A):
                  2016...     $1.04       $1.05          --
                  2015...     $1.10       $1.04          --
                  2014...     $1.09       $1.10          --
                  2013...     $1.23       $1.09          --
                  2012...     $1.18       $1.23          --
                  2011...     $1.09       $1.18          --
                  2010...     $1.07       $1.09          --
                  2009...     $1.00       $1.07          --
                  2008...     $1.04       $1.00          --
                  2007...     $1.00       $1.04          --
                AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                  2016...     $0.88       $0.88          --
                  2015...     $0.94       $0.88          --
                  2014...     $0.96       $0.94          --
                  2013...     $1.01       $0.96          --
                  2012...     $0.98       $1.01          --
                  2011...     $1.00       $0.98          --
                AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                  2016...     $1.26       $1.23          --
                  2015...     $1.22       $1.26          --
                  2014...     $1.22       $1.22          --
                  2013...     $0.98       $1.22          --
                  2012...     $0.82       $0.98          --
                  2011...     $1.00       $0.82          --
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                 SUB-ACCOUNT(O):
                  2016...     $1.04       $1.03          --
                  2015...     $1.07       $1.04          --
                  2014...     $1.08       $1.07          --
                  2013...     $0.87       $1.08          --
                  2012...     $0.76       $0.87          --
                  2011...     $1.00       $0.76          --




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                  2016.      $1.36       $1.44           --
                  2015.      $1.31       $1.36           --
                  2014.      $1.24       $1.31           --
                  2013.      $0.98       $1.24           --
                  2012.      $0.86       $0.98           --
                  2011.      $1.00       $0.86           --
                AMERICAN FUNDS IS: GROWTH INCOME SUB-ACCOUNT(O):
                  2016.      $1.40       $1.52           --
                  2015.      $1.42       $1.40           --
                  2014.      $1.33       $1.42           --
                  2013.      $1.02       $1.33           --
                  2012.      $0.90       $1.02           --
                  2011.      $1.00       $0.90           --
                AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                  2016.      $0.91       $0.92           --
                  2015.      $0.99       $0.91           --
                  2014.      $1.04       $0.99           --
                  2013.      $0.88       $1.04           --
                  2012.      $0.77       $0.88           --
                  2011.      $1.00       $0.77           --
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                  2016.      $0.84       $0.86           --
                  2015.      $0.89       $0.84           --
                  2014.      $1.00       $0.89           --
                  2013.      $0.92       $1.00           --
                  2012.      $0.81       $0.92           --
                  2011.      $1.00       $0.81           --
                AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                 SECURITIES SUB-ACCOUNT(O):
                  2016.      $0.98       $0.96           --
                  2015.      $0.99       $0.98           --
                  2014.      $0.97       $0.99           --
                  2013.      $1.03       $0.97           --
                  2012.      $1.04       $1.03           --
                  2011.      $1.00       $1.04           --
                CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                 SUB-ACCOUNT(AR):
                  2016.      $0.94       $0.97           --
                  2015.      $1.00       $0.94           --
                FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2016..     $1.03       $1.17           --
                  2015..     $1.10       $1.03           --
                  2014..     $1.05       $1.10           --
                  2013..     $0.84       $1.05           --
                  2012..     $0.74       $0.84          879
                  2011..     $0.76       $0.74          901
                  2010..     $0.68       $0.76          942
                  2009..     $0.54       $0.68          966
                  2008..     $0.97       $0.54           --
                  2007..     $1.00       $0.97           --
                FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2016..     $1.28       $1.39           --
                  2015..     $1.34       $1.28           --
                  2014..     $1.30       $1.34           --
                  2013..     $0.99       $1.30           --
                  2012..     $0.89       $0.99           --
                  2011..     $1.02       $0.89           --
                  2010..     $0.82       $1.02           --
                  2009..     $0.60       $0.82           --
                  2008..     $1.03       $0.60           --
                  2007..     $1.00       $1.03           --

                2.95% Variable Account Charge Continued
                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                  2016..     $1.03        $1.17             --
                  2015..     $1.12        $1.03             --
                  2014..     $1.08        $1.12             --
                  2013..     $0.86        $1.08             --
                  2012..     $0.78        $0.86             --
                  2011..     $0.81        $0.78             --
                  2010..     $0.75        $0.81             --
                  2009..     $0.61        $0.75             --
                  2008..     $1.01        $0.61             --
                  2007..     $1.00        $1.01             --
                FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                  2016..     $1.15        $1.45          2,693
                  2015..     $1.28        $1.15          2,253
                  2014..     $1.31        $1.28          2,145
                  2013..     $0.99        $1.31          1,335
                  2012..     $0.86        $0.99            504
                  2011..     $0.92        $0.86            521
                  2010..     $0.74        $0.92            590
                  2009..     $0.59        $0.74            604
                  2008..     $0.91        $0.59             --
                  2007..     $1.00        $0.91             --
                FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(AD):
                  2016..     $1.28        $1.29             --
                  2015..     $1.35        $1.28             --
                  2014..     $1.30        $1.35             --
                  2013..     $0.97        $1.30             --
                  2012..     $0.90        $0.97             --
                  2011..     $0.97        $0.90             --
                  2010..     $0.78        $0.97             --
                  2009..     $0.56        $0.78             --
                  2008..     $1.01        $0.56             --
                  2007..     $1.00        $1.01             --
                GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                 SUB-ACCOUNT(Z)(AN):
                  2016..     $0.95        $0.96             --
                  2015..     $1.04        $0.95             --
                  2014..     $1.03        $1.04             --
                  2013..     $1.00        $1.03             --
                GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                 SUB-ACCOUNT(I)(T):
                  2016..     $0.95        $0.93             --
                  2015..     $0.98        $0.95             --
                  2014..     $1.01        $0.98             --
                  2013..     $1.04        $1.01             --
                  2012..     $1.04        $1.04             --
                  2011..     $1.01        $1.04             --
                  2010..     $1.00        $1.01             --
                INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(A)(L)(S)(V):
                  2016..     $1.17        $1.30             --
                  2015..     $1.32        $1.17             --
                  2014..     $1.25        $1.32             --
                  2013..     $0.96        $1.25             --
                  2012..     $0.84        $0.96             --
                  2011..     $0.86        $0.84             --
                  2010..     $0.73        $0.86             --
                  2009..     $0.54        $0.73             --
                  2008..     $0.94        $0.54             --
                  2007..     $1.00        $0.94             --




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                  2016..     $1.17        $1.33            --
                  2015..     $1.28        $1.17            --
                  2014..     $1.21        $1.28            --
                  2013..     $0.92        $1.21            --
                  2012..     $0.80        $0.92            --
                  2011..     $0.84        $0.80            --
                  2010..     $0.75        $0.84            --
                  2009..     $0.60        $0.75            --
                  2008..     $0.96        $0.60            --
                  2007..     $1.00        $0.96            --
                INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(F)(P)(X):
                  2016..     $1.00        $1.12            --
                  2015..     $1.06        $1.00            --
                  2014..     $1.01        $1.06            --
                  2013..     $0.83        $1.01            --
                  2012..     $0.76        $0.83            --
                  2011..     $0.80        $0.76            --
                  2010..     $0.76        $0.80            --
                  2009..     $0.59        $0.76            --
                  2008..     $0.98        $0.59            --
                  2007..     $1.00        $0.98            --
                INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                  2016..     $1.18        $1.37            --
                  2015..     $1.26        $1.18            --
                  2014..     $1.18        $1.26            --
                  2013..     $0.91        $1.18            --
                  2012..     $0.82        $0.91            --
                  2011..     $0.86        $0.82            --
                  2010..     $0.79        $0.86            --
                  2009..     $0.66        $0.79            --
                  2008..     $1.00        $0.66            --
                  2007..     $1.00        $1.00            --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                  2016..     $1.15        $1.24            --
                  2015..     $1.25        $1.15            --
                  2014..     $1.26        $1.25            --
                  2013..     $0.95        $1.26            --
                  2012..     $0.86        $0.95           766
                  2011..     $0.89        $0.86           807
                  2010..     $0.72        $0.89           911
                  2009..     $0.61        $0.72           920
                  2008..     $0.92        $0.61            --
                  2007..     $1.00        $0.92            --
                IVY VIP ASSET STRATEGY SUB-ACCOUNT(B)(BA):
                  2016..     $1.15        $1.09            --
                  2015..     $1.30        $1.15            --
                  2014..     $1.41        $1.30            --
                  2013..     $1.16        $1.41            --
                  2012..     $1.00        $1.16            --
                  2011..     $1.11        $1.00            --
                  2010..     $1.05        $1.11            --
                  2009..     $0.87        $1.05            --
                  2008..     $1.21        $0.87            --
                  2007..     $1.00        $1.21            --
                IVY VIP BALANCED SUB-ACCOUNT(B)(BA):
                  2016..     $1.32        $1.31            --
                  2015..     $1.36        $1.32            --
                  2014..     $1.31        $1.36            --
                  2013..     $1.09        $1.31            --
                  2012..     $1.00        $1.09            --
                  2011..     $1.00        $1.00            --
                  2010..     $0.88        $1.00            --
                  2009..     $0.80        $0.88            --
                  2008..     $1.04        $0.80            --
                  2007..     $1.00        $1.04            --

                2.95% Variable Account Charge Continued
                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                IVY VIP CORE EQUITY SUB-ACCOUNT(B)(BA):
                  2016.     $1.43       $1.44            --
                  2015.     $1.48       $1.43            --
                  2014.     $1.39       $1.48            --
                  2013.     $1.07       $1.39            --
                  2012.     $0.93       $1.07            --
                  2011.     $0.94       $0.93            --
                  2010.     $0.80       $0.94            --
                  2009.     $0.67       $0.80            --
                  2008.     $1.05       $0.67            --
                  2007.     $1.00       $1.05            --
                IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(AM)(BA):
                  2016.     $1.01       $0.95            --
                  2015.     $1.00       $1.01            --
                  2014.     $1.02       $1.00            --
                  2013.     $0.88       $1.02            --
                  2012.     $0.77       $0.88            --
                  2011.     $0.86       $0.77            --
                  2010.     $0.77       $0.86            --
                  2009.     $0.62       $0.77            --
                  2008.     $1.11       $0.62            --
                  2007.     $1.00       $1.11            --
                IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                  2016.     $0.92       $1.04         4,717
                  2015.     $1.01       $0.92         4,569
                  2014.     $1.02       $1.01         4,278
                  2013.     $1.00       $1.02         1,575
                IVY VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(B)(G)(BA):
                  2016.     $0.92       $0.90         6,733
                  2015.     $0.96       $0.92         2,361
                  2014.     $0.97       $0.96         2,335
                  2013.     $0.80       $0.97         1,689
                  2012.     $0.73       $0.80           754
                  2011.     $0.87       $0.73           666
                  2010.     $0.79       $0.87           697
                  2009.     $0.59       $0.79           735
                  2008.     $1.05       $0.59            --
                  2007.     $1.00       $1.05            --
                IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016.     $1.21       $1.33            --
                  2015.     $1.38       $1.21            --
                  2014.     $1.44       $1.38            --
                  2013.     $0.94       $1.44            --
                  2012.     $0.87       $0.94            --
                  2011.     $0.96       $0.87            --
                  2010.     $0.70       $0.96            --
                  2009.     $0.51       $0.70            --
                  2008.     $1.02       $0.51            --
                  2007.     $1.00       $1.02            --
                IVY VIP MID CAP GROWTH SUB-ACCOUNT(B)(BA):
                  2016.     $1.51       $1.55            --
                  2015.     $1.65       $1.51            --
                  2014.     $1.57       $1.65            --
                  2013.     $1.25       $1.57            --
                  2012.     $1.13       $1.25            --
                  2011.     $1.17       $1.13            --
                  2010.     $0.92       $1.17            --
                  2009.     $0.64       $0.92            --
                  2008.     $1.04       $0.64            --
                  2007.     $1.00       $1.04            --




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
                IVY VIP NATURAL RESOURCES SUB-ACCOUNT(B)(BA)(BC):
                  2016..     $0.42       $0.50            --
                  2015..     $0.55       $0.42            --
                  2014..     $0.66       $0.55            --
                  2013..     $0.63       $0.66            --
                  2012..     $0.63       $0.63            --
                  2011..     $0.83       $0.63            --
                  2010..     $0.73       $0.83            --
                  2009..     $0.43       $0.73            --
                  2008..     $1.16       $0.43            --
                  2007..     $1.00       $1.16            --
                IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AA)(BA):
                  2016..     $1.02       $1.00            --
                  2015..     $1.05       $1.02            --
                  2014..     $1.04       $1.05            --
                  2013..     $1.00       $1.04            --
                IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016..     $1.02       $1.01            --
                  2015..     $1.06       $1.02            --
                  2014..     $1.05       $1.06            --
                  2013..     $1.00       $1.05            --
                IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                 MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016..     $1.00       $0.98            --
                  2015..     $1.03       $1.00            --
                  2014..     $1.03       $1.03            --
                  2013..     $1.00       $1.03            --
                IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(B)(BA):
                  2016..     $1.72       $1.70         1,844
                  2015..     $1.83       $1.72           859
                  2014..     $1.83       $1.83           856
                  2013..     $1.20       $1.83           376
                  2012..     $0.97       $1.20            --
                  2011..     $1.06       $0.97            --
                  2010..     $0.97       $1.06            --
                  2009..     $0.69       $0.97            --
                  2008..     $1.08       $0.69            --
                  2007..     $1.00       $1.08            --
                IVY VIP SMALL CAP VALUE SUB-ACCOUNT(B)(BA)(BD):
                  2016..     $1.32       $1.65            --
                  2015..     $1.44       $1.32            --
                  2014..     $1.39       $1.44            --
                  2013..     $1.07       $1.39            --
                  2012..     $0.93       $1.07            --
                  2011..     $1.10       $0.93            --
                  2010..     $0.89       $1.10            --
                  2009..     $0.71       $0.89            --
                  2008..     $0.99       $0.71            --
                  2007..     $1.00       $0.99            --
                IVY VIP VALUE SUB-ACCOUNT(B)(BA):
                  2016..     $1.24       $1.34            --
                  2015..     $1.33       $1.24            --
                  2014..     $1.23       $1.33            --
                  2013..     $0.94       $1.23            --
                  2012..     $0.81       $0.94            --
                  2011..     $0.90       $0.81            --
                  2010..     $0.78       $0.90            --
                  2009..     $0.64       $0.78            --
                  2008..     $0.99       $0.64            --
                  2007..     $1.00       $0.99            --

                2.95% Variable Account Charge Continued
                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2016.       $1.39       $1.41           --
                  2015.       $1.42       $1.39           --
                  2014.       $1.35       $1.42           --
                  2013.       $1.16       $1.35           --
                  2012.       $1.06       $1.16           --
                  2011.       $1.07       $1.06           --
                  2010.       $1.02       $1.07           --
                  2009.       $0.84       $1.02           --
                  2008.       $1.03       $0.84           --
                  2007.       $1.00       $1.03           --
                JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                  2016.       $0.97       $0.96           --
                  2015.       $1.00       $0.97           --
                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2016.       $1.46       $1.45           --
                  2015.       $1.35       $1.46           --
                  2014.       $1.28       $1.35           --
                  2013.       $1.01       $1.28           --
                  2012.       $0.84       $1.01           --
                  2011.       $0.93       $0.84           --
                  2010.       $0.90       $0.93           --
                  2009.       $0.63       $0.90           --
                  2008.       $1.17       $0.63           --
                  2007.       $1.00       $1.17           --
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                  2016.       $0.66       $0.60           --
                  2015.       $0.75       $0.66           --
                  2014.       $0.88       $0.75           --
                  2013.       $0.79       $0.88           --
                  2012.       $0.72       $0.79          679
                  2011.       $1.10       $0.72          530
                  2010.       $0.90       $1.10          591
                  2009.       $0.52       $0.90          671
                  2008.       $1.12       $0.52           --
                  2007.       $1.00       $1.12           --
                JANUS ASPEN: PERKINS MID CAP VALUE
                 SUB-ACCOUNT(A)(C):
                  2016.       $1.16       $1.34           --
                  2015.       $1.24       $1.16           --
                  2014.       $1.18       $1.24           --
                  2013.       $0.97       $1.18           --
                  2012.       $0.90       $0.97          491
                  2011.       $0.95       $0.90          497
                  2010.       $0.85       $0.95          511
                  2009.       $0.66       $0.85          528
                  2008.       $0.94       $0.66           --
                  2007.       $1.00       $0.94           --
                MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2016.       $1.21       $1.23           --
                  2015.       $1.20       $1.21           --
                  2014.       $1.13       $1.20           --
                  2013.       $0.85       $1.13           --
                  2012.       $0.75       $0.85           --
                  2011.       $0.83       $0.75           --
                  2010.       $0.66       $0.83           --
                  2009.       $0.48       $0.66           --
                  2008.       $1.02       $0.48           --
                  2007.       $1.00       $1.02           --
                MFS(R) VIT II INTERNATIONAL VALUE SUB-ACCOUNT(AR):
                  2016...     $0.96       $0.96           --
                  2015...     $1.00       $0.96           --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(A)(H)(BE):
                  2016.     $0.55       $0.57          --
                  2015.     $0.64       $0.55          --
                  2014.     $0.69       $0.64          --
                  2013.     $0.71       $0.69          --
                  2012.     $0.61       $0.71          --
                  2011.     $0.77       $0.61          --
                  2010.     $0.67       $0.77          --
                  2009.     $0.41       $0.67          --
                  2008.     $0.96       $0.41          --
                  2007.     $1.00       $0.96          --
                MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                 ALLOCATION SUB-ACCOUNT(A)(AV):
                  2016.     $0.89       $0.96          --
                  2015.     $0.86       $0.89          --
                  2014.     $0.93       $0.95          --
                  2013.     $0.81       $0.93          --
                  2012.     $0.73       $0.81          --
                  2011.     $0.80       $0.73          --
                  2010.     $0.71       $0.80          --
                  2009.     $0.58       $0.71          --
                  2008.     $0.94       $0.58          --
                  2007.     $1.00       $0.94          --
                MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AW):
                  2016.     $0.97       $1.03          --
                  2015.     $1.03       $0.97          --
                  2014.     $1.01       $1.03          --
                  2013.     $0.93       $1.01          --
                  2012.     $0.86       $0.93          --
                  2011.     $0.90       $0.86          --
                  2010.     $0.82       $0.90          --
                  2009.     $0.71       $0.82          --
                  2008.     $0.97       $0.71          --
                  2007.     $1.00       $0.97          --
                MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AX):
                  2016.     $0.97       $0.99          --
                  2015.     $1.01       $0.97          --
                  2014.     $1.02       $1.01          --
                  2013.     $1.02       $1.02          --
                  2012.     $1.00       $1.02          --
                  2011.     $1.00       $1.00          --
                  2010.     $0.96       $1.00          --
                  2009.     $0.92       $0.96          --
                  2008.     $1.01       $0.92          --
                  2007.     $1.00       $1.01          --
                MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT(A)(AY):
                  2016.     $0.94       $1.00          --
                  2015.     $0.99       $0.94          --
                  2014.     $0.98       $0.99          --
                  2013.     $0.86       $0.98          --
                  2012.     $0.79       $0.86          --
                  2011.     $0.84       $0.79          --
                  2010.     $0.76       $0.84          --
                  2009.     $0.63       $0.76          --
                  2008.     $0.95       $0.63          --
                  2007.     $1.00       $0.95          --

                2.95% Variable Account Charge Continued
                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                MORNINGSTAR INCOME AND GROWTH ETF ASSET
                 ALLOCATION SUB-ACCOUNT(A)(AZ):
                  2016.     $0.97       $1.00          --
                  2015.     $1.01       $0.97          --
                  2014.     $1.01       $1.01          --
                  2013.     $0.97       $1.01          --
                  2012.     $0.93       $0.97          --
                  2011.     $0.94       $0.93          --
                  2010.     $0.89       $0.94          --
                  2009.     $0.81       $0.89          --
                  2008.     $0.99       $0.81          --
                  2007.     $1.00       $0.99          --
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT(A):
                  2016.     $1.20       $1.27          --
                  2015.     $1.24       $1.20          --
                  2014.     $1.16       $1.24          --
                  2013.     $0.87       $1.16          --
                  2012.     $0.81       $0.87          --
                  2011.     $0.86       $0.81          --
                  2010.     $0.72       $0.86          --
                  2009.     $0.57       $0.72          --
                  2008.     $0.96       $0.57          --
                  2007.     $1.00       $0.96          --
                OPPENHEIMER INTERNATIONAL GROWTH/VA
                 SUB-ACCOUNT(AB):
                  2016.     $1.01       $0.95          --
                  2015.     $1.01       $1.01          --
                  2014.     $1.11       $1.01          --
                  2013.     $0.91       $1.11          --
                  2012.     $0.77       $0.91          --
                  2011.     $0.86       $0.77          --
                  2010.     $0.77       $0.86          --
                  2009.     $0.57       $0.77          --
                  2008.     $1.04       $0.57          --
                  2007.     $1.00       $1.04          --
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT(A)(N)(U):
                  2016.     $1.26       $1.44          --
                  2015.     $1.38       $1.26          --
                  2014.     $1.28       $1.38          --
                  2013.     $0.93       $1.28          --
                  2012.     $0.82       $0.93          --
                  2011.     $0.86       $0.82          --
                  2010.     $0.72       $0.86          --
                  2009.     $0.54       $0.72          --
                  2008.     $0.90       $0.54          --
                  2007.     $1.00       $0.90          --
                PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                 SUB-ACCOUNT(Z):
                  2016.     $0.97       $1.02          --
                  2015.     $1.06       $0.97          --
                  2014.     $1.03       $1.06          --
                  2013.     $1.00       $1.03          --
                PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                  2016.     $0.93       $0.92          --
                  2015.     $0.96       $0.93          --
                  2014.     $0.98       $0.96          --
                  2013.     $1.01       $0.98          --
                  2012.     $0.99       $1.01          --
                  2011.     $1.01       $0.99          --
                  2010.     $1.00       $1.01          --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                  2016.     $1.02       $1.02          --
                  2015.     $1.05       $1.02          --
                  2014.     $1.04       $1.05          --
                  2013.     $1.09       $1.04          --
                  2012.     $1.03       $1.09          --
                  2011.     $1.02       $1.03          --
                  2010.     $1.00       $1.02          --
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                  2016.     $1.06       $1.17          --
                  2015.     $1.13       $1.06          --
                  2014.     $1.03       $1.13          --
                  2013.     $0.80       $1.03          --
                  2012.     $0.69       $0.80          --
                  2011.     $0.70       $0.69          --
                  2010.     $0.64       $0.70          --
                  2009.     $0.51       $0.64          --
                  2008.     $0.95       $0.51          --
                  2007.     $1.00       $0.95          --
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2016.     $1.08       $1.20          --
                  2015.     $1.20       $1.08          --
                  2014.     $1.12       $1.20          --
                  2013.     $0.85       $1.12          --
                  2012.     $0.73       $0.85          --
                  2011.     $0.79       $0.73          --
                  2010.     $0.71       $0.79          --
                  2009.     $0.57       $0.71          --
                  2008.     $0.95       $0.57          --
                  2007.     $1.00       $0.95          --
                PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                  2016.     $1.43       $1.43          --
                  2015.     $1.57       $1.43          --
                  2014.     $1.48       $1.57          --
                  2013.     $1.06       $1.48          --
                  2012.     $0.95       $1.06          --
                  2011.     $1.20       $0.95          --
                  2010.     $1.02       $1.20          --
                  2009.     $0.64       $1.02          --
                  2008.     $1.05       $0.64          --
                  2007.     $1.00       $1.05          --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2016.     $0.75       $0.71          --
                  2015.     $0.77       $0.75          --
                  2014.     $0.86       $0.77          --
                  2013.     $0.69       $0.86          --
                  2012.     $0.58       $0.69          --
                  2011.     $0.72       $0.58          --
                  2010.     $0.67       $0.72          --
                  2009.     $0.56       $0.67          --
                  2008.     $1.02       $0.56          --
                  2007.     $1.00       $1.02          --
                PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(M):
                  2016.     $1.35       $1.42          --
                  2015.     $1.40       $1.35          --
                  2014.     $1.27       $1.40          --
                  2013.     $0.96       $1.27          --
                  2012.     $0.84       $0.96          --
                  2011.     $0.92       $0.84          --
                  2010.     $0.79       $0.92          --
                  2009.     $0.61       $0.79          --
                  2008.     $1.03       $0.61          --
                  2007.     $1.00       $1.03          --

                2.95% Variable Account Charge Continued
                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                  2016.     $1.05       $1.06            --
                  2015.     $1.08       $1.05            --
                  2014.     $1.05       $1.08            --
                  2013.     $1.08       $1.05         4,170
                  2012.     $1.04       $1.08         4,074
                  2011.     $0.99       $1.04         4,413
                  2010.     $0.93       $0.99         4,158
                  2009.     $0.83       $0.93         4,113
                  2008.     $0.99       $0.83            --
                  2007.     $1.00       $0.99            --
                SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                 SUB-ACCOUNT(Z)(AT):
                  2016.     $1.04       $1.10            --
                  2015.     $1.10       $1.04            --
                  2014.     $1.05       $1.10            --
                  2013.     $1.00       $1.05            --
                SFT ADVANTUS GOVERNMENT MONEY MARKET
                 SUB-ACCOUNT(Q)(AU):
                  2016.     $0.81       $0.79            --
                  2015.     $0.84       $0.81            --
                  2014.     $0.86       $0.84            --
                  2013.     $0.89       $0.86            --
                  2012.     $0.91       $0.89           725
                  2011.     $0.94       $0.91           728
                  2010.     $0.97       $0.94           635
                  2009.     $0.99       $0.97           546
                  2008.     $1.00       $0.99            --
                  2007.     $1.00       $1.00            --
                SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                  2016.     $1.40       $1.63         2,215
                  2015.     $1.48       $1.40           991
                  2014.     $1.40       $1.48         1,051
                  2013.     $1.08       $1.40         1,100
                  2012.     $0.95       $1.08           735
                  2011.     $1.00       $0.95           760
                  2010.     $0.82       $1.00           854
                  2009.     $0.62       $0.82           911
                  2008.     $1.01       $0.62            --
                  2007.     $1.00       $1.01            --
                SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                  2016.     $1.27       $1.37            --
                  2015.     $1.30       $1.27            --
                  2014.     $1.18       $1.30            --
                  2013.     $0.92       $1.18            --
                  2012.     $0.82       $0.92            --
                  2011.     $0.83       $0.82            --
                  2010.     $0.75       $0.83            --
                  2009.     $0.61       $0.75            --
                  2008.     $1.01       $0.61            --
                  2007.     $1.00       $1.01            --
                SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                  2016.     $1.28       $1.28            --
                  2015.     $1.38       $1.28            --
                  2014.     $1.39       $1.38            --
                  2013.     $1.44       $1.39           684
                  2012.     $1.27       $1.44           704
                  2011.     $1.31       $1.27           740
                  2010.     $1.19       $1.31           725
                  2009.     $1.04       $1.19           697
                  2008.     $1.03       $1.04            --
                  2007.     $1.00       $1.03            --
                SFT ADVANTUS MANAGED VOLATILITY EQUITY
                 SUB-ACCOUNT(AS):
                  2016.     $1.00       $1.01            --
                  2015.     $1.00       $1.00            --




                           UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                           BEGINNING OF  AT END OF  OUTSTANDING AT
                              PERIOD       PERIOD    END OF PERIOD
                           ------------- ---------- ---------------
                SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                  2016..       $0.92       $0.91            --
                  2015..       $0.92       $0.92            --
                  2014..       $0.90       $0.92            --
                  2013..       $0.95       $0.90            --
                  2012..       $0.94       $0.95           856
                  2011..       $0.91       $0.94           915
                  2010..       $0.88       $0.91           845
                  2009..       $0.83       $0.88           788
                  2008..       $0.99       $0.83            --
                  2007..       $1.00       $0.99            --
                SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(Q):
                  2016....     $1.31       $1.33            --
                  2015....     $1.28       $1.31            --
                  2014....     $1.01       $1.28            --
                  2013....     $1.03       $1.01           291
                  2012....     $0.90       $1.03           309
                  2011....     $0.88       $0.90           342
                  2010....     $0.70       $0.88           405
                  2009....     $0.58       $0.70           451
                  2008....     $0.94       $0.58            --
                  2007....     $1.00       $0.94            --
                SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                  2016....     $1.51       $1.48         4,060
                  2015....     $1.45       $1.51         2,746
                  2014....     $1.32       $1.45         3,027
                SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                  2016....     $1.15       $1.35            --
                  2015....     $1.23       $1.15            --
                  2014....     $1.16       $1.23            --
                SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                  2016....     $1.29       $1.31            --
                  2015....     $1.31       $1.29            --
                  2014....     $1.20       $1.31            --
                SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                  2016....     $1.25       $1.34         3,705
                  2015....     $1.31       $1.25         1,826
                  2014....     $1.23       $1.31         1,936
                TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                  2016....     $0.60       $0.68            --
                  2015....     $0.77       $0.60            --
                  2014....     $0.86       $0.77            --
                  2013....     $0.90       $0.86            --
                  2012....     $0.82       $0.90            --
                  2011....     $1.00       $0.82            --
                  2010....     $0.88       $1.00            --
                  2009....     $0.52       $0.88            --
                  2008....     $1.14       $0.52            --
                  2007....     $1.00       $1.14            --
                TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                  2016....     $0.98       $1.01            --
                  2015....     $1.06       $0.98            --
                  2014....     $1.06       $1.06            --
                  2013....     $1.01       $1.06            --
                  2012....     $1.00       $1.01            --
                TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                  2016....     $0.94       $0.96            --
                  2015....     $1.02       $0.94            --
                  2014....     $1.02       $1.02            --
                  2013....     $1.00       $1.02            --
                TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                  2016....     $0.98       $1.01            --
                  2015....     $1.11       $0.98            --
                  2014....     $1.13       $1.11            --
                  2013....     $1.00       $1.13            --
                  2012....     $1.00       $1.00            --
                TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                 SUB-ACCOUNT(R):
                  2016....     $1.00       $1.03            --
                  2015....     $1.10       $1.00            --
                  2014....     $1.10       $1.10            --
                  2013....     $1.01       $1.10            --
                  2012....     $1.00       $1.01            --

--------

(a) Sub-Account was made available effective October 12, 2007.
(b) W&R Target Funds, Inc. changed to Ivy Funds Variable Portfolios effective July 31, 2008.
(c) Janus Aspen Series Mid Cap Value Portfolio changed its name to Janus Aspen Series Perkins Mid Cap Value Portfolio effective December 31, 2008.
(d) Putnam VT New Value Fund merged into the Putnam VT Equity Income Fund effective January 5, 2009.
(e) Janus International Growth Portfolio changed its name to Janus Aspen Series Overseas Portfolio effective May 1, 2009.
(f) AIM Variable Insurance Funds changed its name to AIM Variable Insurance Funds(Invesco Variable Insurance Funds) effective April 30, 2010.
(g) Ivy Funds VIP International Value changed its name to Ivy Funds VIP International Core Equity effective April 30, 2010.
(h) Van Kampen UIF Emerging Markets Equity Portfolio changed its name to Morgan Stanley UIF Emerging Markets Equity Portfolio effective April 30, 2010.
(i) Sub-Account was made available effective April 30, 2010.
(j) Van Kampen Comstock changed its name to Invesco Van Kampen V.I. Comstock effective June 1, 2010.
(k) Van Kampen Growth and Income changed its name to Invesco Van Kampen V.I. Growth and Income effective June 1, 2010.
(l) Van Kampen UIF U.S. Mid Cap Value changed its name to Invesco Van Kampen V.I. Mid Cap Value effective June 1, 2010.
(m) Putnam VT New Opportunities changed its name to Putnam VT Multi Cap Growth effective September 1, 2010.
(n) Oppenheimer Main Street Small Cap(R)/VA changed its name to Oppenheimer Main Street Small- & Mid-Cap(R)/VA effective April 29, 2011.
(o) Sub-Account was made available effective April 29, 2011.
(p) Invesco V.I. Basic Balanced merged into Invesco Van Kampen V.I. Equity and Income effective May 2, 2011.
(q) Advantus Series Fund, Inc. reorganized to Securian Funds Trust on May 1,
    2012.
(r) Sub-Account was made available effective May 1, 2012.
(s) Invesco Van Kampen V.I. Mid Cap Value changed its name to Invesco Van Kampen V.I. American Value effective July 15, 2012.
(t) Goldman Sachs Government Income changed its name to Goldman Sachs High Quality Floating Rate effective April 30, 2013.
(u) Oppenheimer Main Street Small- & Mid-Cap(R)/VA changed its name to Oppenheimer Main Street Small Cap(R)/VA effective April 30, 2013.
(v) Invesco Van Kampen V.I. American Value changed its name to Invesco V.I. American Value effective May 1, 2013.
(w) Invesco Van Kampen V.I. Comstock changed its name to Invesco V.I. Comstock effective May 1, 2013.
(x) Invesco Van Kampen V.I. Equity and Income changed its name to Invesco V.I. Equity and Income effective May 1, 2013.
(y) Invesco Van Kampen V.I. Growth and Income changed its name to Invesco V.I. Growth and Income effective May 1, 2013.
(z) Sub-Account was made available effective May 1, 2013.
(aa)Sub-Account was made available effective September 19, 2013.
(ab)Panorama International Growth/VA reorganized to Oppenheimer International Growth/VA on April 30, 2014.
(ac)Franklin Small Cap Value Securities changed its name to Franklin Small Cap Value VIP effective May 1, 2014.
(ad)Franklin Small-Mid Cap Growth Securities changed its name to Franklin Small-Mid Cap Growth VIP effective May 1, 2014.
(ae)Franklin Mutual Shares Securities changed its name to Franklin Mutual Shares VIP effective May 1, 2014.

(af)Templeton Developing Markets Securities changed its name to Templeton Developing Markets VIP effective May 1, 2014.
(ag)Sub-Account was made available effective May 1, 2014.
(ah)American Century VP Ultra(R), Franklin Large Cap Growth VIP, Invesco V.I. American Franchise, Ivy Funds VIP Growth, MFS(R) Investors Growth Stock Series, and Oppenheimer Capital Appreciation/VA substituted into SFT
    Ivy/SM/ Growth effective May 1, 2014.
(ai)Ivy Funds VIP Small Cap Growth and MFS(R) New Discovery Series substituted into SFT Ivy/SM/ Small Cap Growth effective May 1, 2014.
(aj)Invesco V.I. Core Equity and Fidelity(R) VIP Contrafund(R) substituted into SFT Pyramis(R) Core Equity effective May 1, 2014.
(ak)American Century VP Value and MFS(R) Value Series substituted into SFT T. Rowe Price Value effective May 1, 2014.
(al)Fidelity(R) VIP High Income and Oppenheimer Global Strategic Income/VA substituted into Ivy Funds VIP High Income effective May 1, 2014.
(am)Ivy Funds VIP International Growth changed its name to Ivy Funds VIP Global Growth effective January 1, 2015.
(an)Goldman Sachs VIT Global Markets Navigator changed its name to Goldman
    Sachs VIT Global Trends Allocation effective April 29, 2015.
(ao)AllianceBernstein Variable Products Series Fund, Inc. changed its name to
    AB Variable Products Series Fund, Inc. effective May 1, 2015.
(ap)AllianceBernstein VPS Dynamic Asset Allocation changed its name to AB VPS Dynamic Asset Allocation effective May 1, 2015.
(aq)AllianceBernstein VPS International Value changed its name to AB VPS International Value effective May 1, 2015.
(ar)Sub-Account was made available effective May 1, 2015.
(as)Sub-Account was made available effective November 23, 2015.
(at)SFT Advantus Managed Volatility Fund changed its name to SFT Advantus Dynamic Managed Volatility Fund effective April 29, 2016.
(au)SFT Advantus Money Market Fund changed its name to SFT Advantus Government Money Market Fund effective April 29, 2016.
(av)Ibbotson Aggressive Growth ETF Asset Allocation changed its name to Morningstar Aggressive Growth ETF Asset Allocation effective April 30, 2016.
(aw)Ibbotson Balanced ETF Asset Allocation changed its name to Morningstar Balanced ETF Asset Allocation effective April 30, 2016.
(ax)Ibbotson Conservative ETF Asset Allocation changed its name to Morningstar Conservative ETF Asset Allocation effective April 30, 2016.
(ay)Ibbotson Growth ETF Asset Allocation changed its name to Morningstar Growth ETF Asset Allocation effective April 30, 2016.
(az)Ibbotson Income and Growth ETF Asset Allocation changed its name to Morningstar Income and Growth ETF Asset Allocation effective April 30, 2016.
(ba)The Ivy Insurance Portfolios Trust has removed the word "Funds" from the portfolios' names effective September 30, 2016.
(bb)Putnam VT Voyager Fund merged into the Putnam VT Growth Opportunities Fund effective November 21, 2016.
(bc)Ivy VIP Global Natural Resources changed its name to Ivy VIP Natural Resources effective April 28, 2017.
(bd)Ivy VIP Small Cap Value changed its name to Ivy VIP Small Cap Core effective April 28, 2017.
(be)Universal Institutional Funds, Inc. Emerging Markets Equity changed its name to Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets
    Equity effective May 1, 2017.

             APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES

The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.82% and 10.00%.

For illustration purposes, an average annual expense equal to 2.32% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.32% includes: 1.20% for mortality and expense risk, .15% for administrative fee and an average of 0.97% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual portfolio operating expenses with waivers or reductions applied.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, a current fixed annuity income, available through the General Account, is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.

             VARIABLE ANNUITY INCOME -- HYPOTHETICAL ILLUSTRATION
       ANNUITY INCOME OPTION -- LIFE ANNUITY WITH 10 YEAR PERIOD CERTAIN

PREPARED FOR:                   Client
VARIABLE CONTRIBUTION:          $100,000.00
INITIAL VARIABLE MONTHLY INCOME:$631.96

The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.

Annuity income payments will INCREASE if the returns on your investments ARE GREATER THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

Annuity income payments will DECREASE if the returns on your investments ARE LESS THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

An AIR of 4.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the prospectus.

The graph and table below show how annual gross investment returns of 0%, 6.82% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).

In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.

VARIABLE ANNUITY INCOME -- HYPOTHETICAL

         Impact of Rate of Return on Monthly Income

                      Annuity Income ($)

                          [CHART]

           0.00% Gross      6.82% Gross     10.00% Gross
    Age    (-2.32% Net)     (4.50% Net)      (7.68% Net)
   -----   -----------      -----------     ------------
     65        $632            $632              $632
     68        $516            $632              $691
     71        $422            $632              $756
     74        $344            $632              $828
     77        $281            $632              $906
     80        $230            $632              $991
     83        $188            $632            $1,084
     86        $153            $632            $1,186
     89        $125            $632            $1,298
     92        $102            $632            $1,420
     95         $83            $632            $1,553
     98         $68            $632            $1,699



VARIABLE ANNUITY INCOME -- SUPPORTING DETAIL



                            MONTHLY ANNUITY INCOME BASED ON HYPOTHETICAL RATE OF RETURN
                            -----------------------------------------------------------
              BEGINNING     0.00% GROSS          6.82% GROSS        10.00% GROSS
               OF YEAR  AGE (-2.32% NET)         (4.50% NET)        (7.68% NET)
               -------  --- ------------         -----------        ------------
                 1      65      $632                $632               $  632
                 4      68      $516                $632               $  691
                 7      71      $422                $632               $  756
                 10     74      $344                $632               $  828
                 13     77      $281                $632               $  906
                 16     80      $230                $632               $  991
                 19     83      $188                $632               $1,084
                 22     86      $153                $632               $1,186
                 25     89      $125                $632               $1,298
                 28     92      $102                $632               $1,420
                 31     95      $ 83                $632               $1,553
                 34     98      $ 68                $632               $1,699



If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $541.75.


                   ILLUSTRATION OF MARKET VALUE ADJUSTMENTS

The following are examples of market value adjustment (MVA) calculations using hypothetical Swap Rates. The "Swap Rate" is the weekly average of the "Interest Rate Swap" rates as reported in Federal Reserve Bulletin Release H.15. Amounts withdrawn, surrendered, applied to provide annuity payments, or transferred from the guarantee periods of the guaranteed term account prior to their renewal date may be subject to a market value adjustment. As the examples below illustrate, the MVA may be either a negative or positive value. These examples do not include the effect of any deferred sales charge that may be assessed under the contract upon withdrawal and surrender.

The MVA factor is equal to:

                                    [GRAPHIC]



where i = Swap Rate for the week prior to the date of allocation into the guaranteed term account for a maturity equal to the guarantee period.

       j = Swap Rate for the week prior to the date of withdrawal, surrender, application to provide annuity payments or transfer with a maturity equal to the number of whole months remaining in the guarantee period.

       n = the number of whole months remaining in the guarantee period.

The amount of the MVA will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate.

EXAMPLE 1:  NEGATIVE MVA

In this example, the Swap Rate at the time of the withdrawal is higher than the Swap Rate as of the date of allocation. Therefore, there is a negative MVA and the resultant payment is reduced by that amount.

MVA factor:

                      [GRAPHIC]


             (1+0.04)     (49/12)
        [--------------- ]        -1
         (1+0.06+0.0025)

        = -0.083689

For purposes of this example, the Swap Rate at allocation is 4% and the Swap Rate at withdrawal is 6%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.

The dollar amount of market value adjustment would be $10,000X-0.083689 = -$836.89 and the resultant payment would be $10,000 - $836.89 = $9,163.11.

In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

EXAMPLE 2:  POSITIVE MVA

In this example, the Swap Rate at the time of the withdrawal is lower than the Swap Rate as of the date of allocation. Therefore, there is a positive MVA and the resultant payment is increased by that amount.

MVA factor:

                 [GRAPHIC]


             (1+0.06)     (49/12)
        [--------------- ]        -1
         (1+0.04+0.0025)

        = 0.070340

For purposes of this example, the Swap Rate at allocation is 6% and the Swap Rate at withdrawal is 4%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.

The dollar amount of market value adjustment would be $10,000X0.070340 = $703.40 and the resultant payment would be $10,000 + $703.40 = $10,703.40.

In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

                    APPENDIX C -- TYPES OF QUALIFIED PLANS

Tax qualified plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a qualified plan.

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

This annuity contract will no longer be issued to Section 403(b) Plans effective May 1, 2008.

Under the Code, Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship.

The most comprehensive regulations under Code Section 403(b) since 1964 have been issued by the IRS. The regulations impose increased compliance obligations on employers and others involved in a Code Section 403(b) arrangement, including written plan documentation for all Code Section 403(b) plans. The regulations are generally effective January 1, 2009. You should consult a qualified tax advisor regarding the impact of these new regulations on your plan.

This annuity contract does not support plan loans, even if your plan may allow it.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA will be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agencies. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A qualified contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. You should seek competent advice as to the suitability of the contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed at ordinary income rates when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

A portion of the amount distributed from an IRA may be taxable based on the ratio of the "investment in the contract" to the individual's balance in the IRA, generally the value of the IRA. The "investment in the contract" generally equals the nondeductible contributions to an IRA. The "investment in the contract" can be zero.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAS

Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS

Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, deferred sales charges and other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity owner has reached age 59 1/2;
(2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchase of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered for service to state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

  APPENDIX D -- EXAMPLES ILLUSTRATING THE GUARANTEED INCOME PROVIDER BENEFIT
                                    OPTION


THE GUARANTEED INCOME PROVIDER BENEFIT OPTION IS NO LONGER AVAILABLE. The illustration below is designed to help show how the Guaranteed Income Provider Benefit option functions. A complete description of the optional contract feature can be found in the prospectus section titled "Other Contract Options -- Guaranteed Income Provider Benefit Option".


                                                                     GUARANTEED
                                                  HIGHEST      5%      INCOME
  CONTRACT        PURCHASE             CONTRACT ANNIVERSARY INCREASE  PROVIDER
 ANNIVERSARY  AGE PAYMENTS WITHDRAWALS  VALUE      VALUE     VALUE     BASIS
 -----------  --- -------- ----------- -------- ----------- -------- ----------
     0        65   10,000        --     10,700    10,000     10,000    10,000
     1        66       --        --     10,250    10,250     10,500    10,500
     2        67    1,500        --     12,000    12,000     12,525    12,525
     3        68       --       500     11,000    11,500     12,651    12,651
     4        69       --        --     14,000    14,000     13,284    14,000
     5        70       --     2,000     11,500    11,926     11,882    11,926
     6        71       --        --     10,000    11,926     12,476    12,476
     7        72       --        --     12,000    12,000     13,099    13,099
     8        73       --        --     10,200    12,000     13,754    13,754
     9        74       --        --     11,500    12,000     14,442    14,442
     10       75       --        --     14,500    14,500     15,164    15,164

To illustrate the guaranteed income provider benefit option, assume a contract is issued to an owner at age 65. An initial purchase payment of $10,000 is made at contract issue and a subsequent purchase payment of $1,500 is made on the second contract anniversary. A credit enhancement of $700 is added at contract issue. Both purchase payments are allocated to the variable annuity account. Withdrawals of $500 and $2,000 are assumed to occur on the third contract anniversary and the fifth contract anniversary, respectively. Values shown above have been rounded to the nearest dollar.

On the second contract anniversary, the additional purchase payment is included in the contract value of $12,000 which becomes the new highest anniversary value. The prior 5% increase value is accumulated at 5% and then increased by the new purchase payment. The 5% increase value exceeds the highest anniversary value and therefore the guaranteed income provider basis is increased to $12,525.

The withdrawal on the third contract anniversary is less than 5% of the highest anniversary value ($600) and 5% of the 5% increase value ($626.25) as of the prior contract anniversary. Therefore, the withdrawal adjustment for both the highest anniversary value and the 5% increase value is applied on a dollar-for-dollar basis. Since the current contract value is less than the prior highest anniversary value the prior value is simply reduced by the amount of the withdrawal (12,000 - 500). The 5% increase value is first increased by 5% and then the withdrawal is subtracted (12,525 x 1.05 - 500). The resulting 5% increase value exceeds the highest anniversary value and therefore the guaranteed income provider basis is increased to $12,651.

On the fifth contract anniversary the withdrawal is greater than 5% of the highest anniversary value ($700) and 5% of the 5% increase value ($664) as of the prior contract anniversary. Therefore, the withdrawal adjustment for both the highest anniversary value and 5% increase value is applied on a pro rata basis. The contract value prior to the withdrawal is $13,500 so the adjustment to the highest anniversary value is $14,000 - $14,000 x (2,000 / 13,500) with a resulting highest anniversary value of 11,925.93. The 5% increase value is first accumulated at 5% resulting in a value of $13,948 (12,651 x 1.05) and then adjusted pro rata for the withdrawal as follows: $13,948 - 13,948 x (2,000 / 13,500) = $11,881.63. The adjusted highest anniversary value exceeds the adjusted 5% increase value therefore the guaranteed income provider basis is $11,926 after the withdrawal.

  APPENDIX E -- EXAMPLES OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Minimum Withdrawal Benefit Option functions. A complete description of the optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Minimum Withdrawal Benefit (GMWB) Option".

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.    $0    $100,000     0       $107,000    $100,000    $7,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAW will be recalculated as the greater of the previous GAW or 7% of the new GWB.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1. $      0 $100,000     0       $107,000    $100,000    $7,000
Activity............ $102,000 $ 20,000     0       $123,400    $120,000    $8,400

EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAW.

While the rider is in effect, the client may make cumulative withdrawals up to the GAW each contract year without any adjustment to the GAW. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAW not withdrawn during a contract year may not be carried over to the next contract year.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000       --    $107,000    $100,000    $7,000
Activity.............. $102,000 $ 20,000       --    $123,400    $120,000    $8,400
Beginning of Year 2...       --       --       --          --    $120,000    $8,400
Activity (withdrawal). $119,000       --   $8,400    $110,600    $111,600    $8,400

EXAMPLE #4 -- CUMULATIVE WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAW.

The client may withdraw more than the GAW in any contract year. Any withdrawal in excess of the GAW, will cause an immediate adjustment to the GWB and a recalculation of the GAW. The remaining GWB will be adjusted to the lesser of the contract value following the excess withdrawal or the GWB reduced by the amount of the withdrawal on a dollar-for-dollar basis. If contract values are declining, this can create a significant loss in guaranteed benefit. The GAW will be recalculated to the lesser of: (a) GAW before excess withdrawal;
(b) greater of: 7% of new GWB or 7% of contract value following withdrawal.

                              CONTRACT                                 GUARANTEED GUARANTEED
                               VALUE             PURCHASE   CONTRACT   WITHDRAWAL   ANNUAL
                               BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS                ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------                -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.......... $      0 $100,000       --    $107,000    $100,000    $7,000
Activity..................... $102,000 $ 20,000       --    $123,400    $120,000    $8,400
Beginning of Year 2..........       --       --       --          --    $120,000    $8,400
Activity (withdrawal)........ $119,000       --   $8,400    $110,600    $111,600    $8,400
Beginning of Year 3..........       --       --       --          --    $111,600    $8,400
Activity (withdrawal)........ $112,000       --   $8,400    $103,600    $103,200    $8,400
Activity (excess withdrawal). $ 99,000       --   $5,000    $ 94,000    $ 94,000    $6,580

EXAMPLE #5 -- A RESET IN THE GWB IS ELECTED AT THE BEGINNING OF CONTRACT YEAR
7. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 4, 5 AND 6 DO NOT EXCEED THE GAW AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.

An optional reset may be elected on any anniversary beginning 3 years after the rider was added to the contract if the current contract value is greater than the current GWB. Election of the reset option will increase the charge if the current charge is greater. Once the reset has been elected, another reset may not be elected for another 3 years. When the reset is elected, the GWB will increase to the current contract value and the GAW will be recalculated to the greater of the prior GAW or 7% of the new GWB.

                                 CONTRACT                                 GUARANTEED GUARANTEED
                                  VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS                   ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------                   -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1............. $      0 $100,000       --    $107,000    $100,000    $7,000
Activity........................ $102,000 $ 20,000       --    $123,400    $120,000    $8,400
Beginning of Year 2.............       --       --       --          --    $120,000    $8,400
Activity (withdrawal)........... $119,000       --   $8,400    $110,600    $111,600    $8,400
Beginning of Year 3.............       --       --       --          --    $111,600    $8,400
Activity (withdrawal)........... $112,000       --   $8,400    $103,600    $103,200    $8,400
Activity (excess withdrawal).... $ 99,000       --   $5,000    $ 94,000    $ 94,000    $6,580
Beginning of Year 4.............       --       --       --          --    $ 94,000    $6,580
Activity (withdrawal)........... $ 88,500       --   $6,580    $ 81,920    $ 87,420    $6,580
Beginning of Year 5.............       --       --       --          --    $ 87,420    $6,580
Activity (withdrawal)........... $ 89,600       --   $6,580    $ 83,020    $ 80,840    $6,580
Beginning of Year 6.............       --       --       --          --    $ 80,840    $6,580
Activity (withdrawal)........... $ 90,330       --   $6,580    $ 83,750    $ 74,260    $6,580
Beginning of Year 7 immediately
  before reset.................. $ 85,000       --       --    $ 85,000    $ 74,260    $6,580
Beginning of Year 7 immediately
  after reset................... $ 85,000       --       --    $ 85,000    $ 85,000    $6,580

  APPENDIX F -- EXAMPLES OF THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Lifetime Withdrawal Benefit Option functions. A complete description of the optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit (GLWB) Option". Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the product feature can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE ARE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000 AND THE AGE OF THE OLDEST OWNER.

                              CONTRACT                                 GUARANTEED GUARANTEED
                               VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                     ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS         AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------       -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.    65       $0    $100,000     $0      $107,000    $100,000    $5,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAI will be increased by an amount equal to the amount of the purchase payment times the applicable Annual Income Percentage based on the owner's age at the time of the purchase payment.

                              CONTRACT                                 GUARANTEED GUARANTEED
                               VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                     ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS         AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------       -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.    65    $      0 $100,000     $0      $107,000    $100,000    $5,000
Activity............    --    $102,000 $ 20,000     $0      $123,400    $120,000    $6,000

EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI.

While the rider is in effect, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year may not be carried over to the next contract year.

                                CONTRACT                                 GUARANTEED GUARANTEED
                                 VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                       ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS           AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------         -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1...    65    $      0 $100,000   $    0    $107,000    $100,000    $5,000
Activity..............    --    $102,000 $ 20,000   $    0    $123,400    $120,000    $6,000
Beginning of Year 2...    66          --       --       --          --    $120,000    $6,000
Activity (withdrawal).    --    $116,600       --   $6,000    $110,600    $114,000    $6,000

EXAMPLE #4 -- WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAI.

The client may withdraw more than the GAI in any contract year. Any withdrawal in excess of the GAI will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal. If contract values are declining, this can create a larger loss in GWB. The GAI will be reduced by the result of the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal.

                                       CONTRACT                                 GUARANTEED GUARANTEED
                                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                              ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS                  AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------                -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1..........    65    $      0 $100,000  $     0    $107,000    $100,000    $5,000
Activity.....................    --    $102,000 $ 20,000  $     0    $123,400    $120,000    $6,000
Beginning of Year 2..........    66          --       --       --          --    $120,000    $6,000
Activity (withdrawal)........    --    $116,600       --  $ 6,000    $110,600    $114,000    $6,000
Beginning of Year 3..........    67          --       --       --          --    $114,000    $6,000
Activity (excess withdrawal).    --    $111,600       --  $11,000    $100,600    $102,886    $5,716

EXAMPLE #5 -- AN AUTOMATIC GUARANTEED ANNUAL INCOME RESET OCCURS AT THE BEGINNING OF CONTRACT YEAR 4. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 1, 2, AND 3 DO NOT EXCEED THE GAI AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.

A GAI Reset is automatic beginning 3 years after the GLWB rider was added to the contract. Once the reset has occurred, another reset will not occur for another 3 years. This income reset provision only applies to the GAI. When the reset occurs, the GAI will be calculated as the Annual Income Percentage based on the age at the time of the income reset times the greater of the GWB or the current contract value, but not less than the GAI prior to the income reset.

                                 CONTRACT                                 GUARANTEED GUARANTEED
                                  VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS            AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------          -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1....    65    $      0 $100,000   $    0    $107,000    $100,000    $5,000
Activity...............    --    $102,000 $ 20,000   $    0    $123,400    $120,000    $6,000
Beginning of Year 2....    66          --       --       --          --    $120,000    $6,000
Activity (withdrawal)..    --    $116,600       --   $6,000    $110,600    $114,000    $6,000
Beginning of Year 3....    67          --       --       --          --    $114,000    $6,000
Activity (withdrawal)..    --    $111,600       --   $6,000    $105,600    $108,000    $6,000
Beginning of Year 4....    68          --       --       --          --    $108,000    $6,000
Income Reset Provision.    --          --       --       --    $115,000    $108,000    $6,000
Beginning of Year 5....    69          --       --       --          --    $108,000    $6,000
Activity (withdrawal)..    --    $118,600       --   $6,000    $112,600    $102,000    $6,000
Beginning of Year 6....    70          --       --       --          --    $102,000    $6,000
Activity (withdrawal)..    --    $115,800       --   $6,000    $109,800    $ 96,000    $6,000
Beginning of Year 7....    71          --       --       --          --    $ 96,000    $6,000
Income Reset Provision.    --          --       --       --    $113,500    $ 96,000    $6,243

EXAMPLE #6 -- GLWB ADDED ON 2ND CONTRACT ANNIVERSARY. SUBSEQUENT PURCHASE PAYMENTS RECEIVED THE FOLLOWING YEAR WHEN THE OWNER IS AT A DIFFERENT ANNUAL INCOME PERCENTAGE.

The GLWB benefit may be added at issue or within 30 days prior to any contract anniversary. At the time of election, the GWB value will be set to the current contract value and the GAI will be calculated using the Annual Income Percentage based on the age of the oldest owner at the time of election. If a subsequent purchase payment is received when the oldest owner is in an older age band (a higher Annual Income Percentage) the new money will receive the higher Annual Income Percentage and the GAI will increase by an amount equal to the amount the purchase payment times the Annual Income Percentage.

                                     CONTRACT                                 GUARANTEED GUARANTEED
                                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                            ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS                AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------              -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1........    --    $      0 $100,000   $    0    $107,000          --        --
Activity...................    --    $102,000 $ 20,000   $    0    $123,400          --        --
Beginning of Year 2........    --          --       --       --          --          --        --
Activity (withdrawal)......    --    $116,600       --   $6,000    $110,600          --        --
Beginning of Year 3 -- add
  GLWB.....................    59          --       --       --    $103,600    $103,600    $4,144
Beginning of Year 4........    60          --       --       --          --    $103,600    $4,144
Activity...................    --    $110,000 $ 10,000   $    0    $120,000    $113,600    $4,644
Beginning of Year 5........    61          --       --       --    $123,000    $113,600    $4,644

EXAMPLE #7 -- A GMWB CONTRACT CONVERTS TO A GLWB ON THE 2ND CONTRACT ANNIVERSARY WHERE THE CONTRACT VALUE IS GREATER THAN THE GWB AMOUNT.

Contracts with the GMWB feature may elect to convert to the GLWB feature within 30 days prior to any contract anniversary, as long as the client is within the eligible age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB benefit, the GWB value will be set to the current contract anniversary value and the GAI calculated using the Annual Income Percentage based on the oldest owner's age at the time of the conversion. The GWB will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion.

                                         CONTRACT                                 GUARANTEED GUARANTEED
                                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS                    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------                  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1............    --    $      0 $100,000   $    0    $107,000    $100,000    $7,000
Activity.......................    --    $102,000 $ 20,000   $    0    $123,400    $120,000    $8,400
Beginning of Year 2............    --          --       --       --          --    $120,000    $8,400
Beginning of Year 3 -- convert
  to GLWB......................    67          --       --       --    $132,000    $132,000    $6,600
Activity (withdrawal)..........    --    $133,600       --   $6,600    $127,000    $125,400    $6,600

EXAMPLE #8 -- A GMWB CONTRACT CONVERTS TO A LIFETIME GMWB ON THE 2ND CONTRACT ANNIVERSARY WHERE THE CONTRACT VALUE IS LESS THAN THE GWB AMOUNT.

Contracts with the GMWB feature may elect to convert to a lifetime GMWB within 30 days prior to any contract anniversary. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB feature, the GWB value will be set to the current contract anniversary value and the lifetime GAI calculated using the Annual Income Percentage based on the oldest owner's age at the time of conversion. The GWB will decrease at conversion if the contract value is less than the GWB value from the GMWB feature at the time of conversion.

                                         CONTRACT                                 GUARANTEED GUARANTEED
                                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS                    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------                  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1............    --    $      0 $100,000   $    0    $107,000    $100,000    $7,000
Activity.......................    --    $102,000 $ 20,000   $    0    $123,400    $120,000    $8,400
Beginning of Year 2............    --          --       --       --          --    $120,000    $8,400
Beginning of Year 3 -- convert
  to GLWB......................    67          --       --       --    $117,000    $117,000    $5,850
Activity (withdrawal)..........    --    $117,100       --   $5,850    $111,250    $111,150    $5,850

     APPENDIX G -- EXAMPLES ILLUSTRATING RECAPTURE OF CREDIT ENHANCEMENTS

EXAMPLE #1 -- RIGHT OF CANCELLATION OR "FREE LOOK".

In the event the contract is cancelled and returned during the free look period, we will refund the current contract value less any credit enhancements applied to the contract. The contract owner bears the investment risk for the purchase payment(s) and credit enhancement(s) during this period. For example:

Purchase Payment = $100,000
Credit Enhancement = $7,000
Contract Value at Issue = $107,000

Assume the contract value on the valuation date has decreased to $106,000 due to poor fund performance. The amount refunded as a result of the free look cancellation is $99,000 ($106,000 - $7,000).

EXAMPLE #2 -- DEATH BENEFIT PAYMENT.

The death benefit will be calculated according to the death benefit option elected at the time of contract issue. Any death benefit paid to a beneficiary will be reduced by the amount of credit enhancement(s) received within the last 12 months. For example:

Initial Purchase Payment = $100,000
Credit Enhancement = $7,000
Subsequent Purchase Payment Fourth month following contract issue = $50,000 Credit Enhancement = $3,500

Assume a death benefit of $170,000 becomes payable 15 months after contract issue. No recapture is applied to the first credit enhancement because it was added to the contract more than 12 months prior. The second credit enhancement is within the first 12 months so recapture applies. The adjusted death benefit would be $170,000 - $3,500 = $166,500. If there are two beneficiaries, each entitled to 50% of the death benefit; they would each receive $83,250.

EXAMPLE #3 -- CREDIT ENHANCEMENT VESTING AND SURRENDER.

Credit enhancements will vest 1/7 on each contract anniversary. After seven contract years, all credit enhancements will be fully vested. For example:

Purchase Payment = $100,000
Credit Enhancement = $7,000

Assuming there are no transactions resulting in recapture, the credit enhancement would vest as follows:

                                                                             UNVESTED
                                                   PERCENTAGE VESTED CREDIT   CREDIT
CONTRACT YEAR                                        VESTED    ENHANCEMENT  ENHANCEMENT
-------------                                      ---------- ------------- -----------
1 (issue date up to the 1st contract anniversary).         0%    $    0       $7,000
2.................................................   14.2857%    $1,000       $6,000
3.................................................   28.5714%    $2,000       $5,000
4.................................................   42.8571%    $3,000       $4,000
5.................................................   57.1429%    $4,000       $3,000
6.................................................   71.4286%    $5,000       $2,000
7.................................................   85.7143%    $6,000       $1,000
8+................................................  100.0000%    $7,000       $    0

Upon surrender, the entire contract value is withdrawn, resulting in 100% of the unvested credit enhancement subtracted from the contract value. Other charges may also apply upon surrender.

EXAMPLE #4 -- RECAPTURE ON WITHDRAWAL.

Purchase Payment = $100,000
Credit Enhancement = $7,000

Assume a withdrawal request of $15,000 is received during the 4th contract year when the contract value prior to the withdrawal is $130,000.

Assuming no prior transactions that were subject to recapture, the unvested credit enhancement is $4,000 as of the prior (3rd) contract anniversary. With no prior withdrawals, the free withdrawal amount would be $10,000. The recapture amount is equal to the amount withdrawn in excess of the free withdrawal, divided by the contract value immediately prior to the withdrawal, and multiplied by the unvested credit enhancement. The unvested credit enhancement will be reduced by the amount of the recapture.

Recapture = ($15,000 - $10,000)/$130,000 x $4,000 = $153.85

Remaining unvested credit enhancement = $4,000 - $153.85 = $3,846.15.

The applicable deferred sales charge percentage during the 4th contract year is 5.90%. Deferred sales charge is applied to purchase payments withdrawn in excess of the free withdrawal amount.

Deferred sales charge = ($15,000 - $10,000) x .059 = $295

The net withdrawal prior to any withholding for taxes is the amount of the withdrawal request less recapture and deferred sales charge.

Net withdrawal = $15,000 - 153.85 - 295 = $14,551.15

EXAMPLE #5 -- RECAPTURE WHEN AMOUNTS ARE APPLIED TO PROVIDE ANNUITY PAYMENTS.

If the entire contract value is applied to provide annuity payments, the amount of any unvested credit enhancement will be deducted from the value. For example:

Purchase Payment = $100,000
Credit Enhancement = $7,000

Assuming there are no previous transactions resulting in recapture, the entire value is applied to provide annuity payments in the 6th contract year. The amount of unvested credit enhancement = $7,000 x 2/7 = $2,000. If the contract value was $180,000, the amount available to provide annuity payments prior to any applicable deduction for premium tax is $180,000 - $2,000 = $178,000.

If only a portion of the contract value is applied to provide annuity payments, the amount of recapture will be determined following the same process as a withdrawal as shown in Example #4, without the application of a free withdrawal amount or deferred sales charge. In the example above, if 50% of the contract value was applied to provide annuity payments, the adjustment for the unvested credit enhancement would be $90,000/$180,000 x $2,000 = $1,000. The amount applied to provide annuity payments, prior to any applicable deduction for premium tax is $90,000 - $1,000 = $89,000.

  APPENDIX H -- EXAMPLES OF THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT II --
                           SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the Guaranteed Lifetime Withdrawal Benefit II options function. A complete description of the optional contact feature can be found in the prospectus sections "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit II -- Single Option (GLWB II -- Single)" and "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit II -- Joint Option (GLWB II -- Joint)". Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

The GWB is set equal to the initial purchase payment and the GAI is 5% of the GWB.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.    $0    $100,000     $0      $107,000    $100,000    $5,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAI will be increased by an amount equal to the amount of the purchase payment multiplied by 5%.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1. $      0 $100,000     $0      $107,000    $100,000    $5,000
Activity............ $102,000 $ 20,000     $0      $123,400    $120,000    $6,000

EXAMPLE #3 -- GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT AND GUARANTEED ANNUAL INCOME RESET.

On each contract anniversary prior to the first withdrawal, for up to 10 years following the election of the rider, there will be a Guaranteed Withdrawal Benefit enhancement. The GWB will be increased by 5% of the GWB prior to the enhancement and the GAI will be increased to 5% of the GWB following the enhancement.

An automatic Guaranteed Annual Income Reset will occur on every contract anniversary through age 85. The GWB will be reset to the greater of the prior GWB or the current contract value. The GAI will be recalculated to 5% of the reset GWB, but will never be lower than the GAI immediately prior to the reset.

The Guaranteed Withdrawal Benefit enhancement will occur prior to the Guaranteed Withdrawal Benefit Reset on any contract anniversary where both are applicable.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1. $      0 $100,000     $0      $107,000    $100,000    $5,000
Activity............ $102,000 $ 20,000     $0      $123,400    $120,000    $6,000
Enhancement......... $128,000 $      0     $0      $128,000    $126,000    $6,300
Income Reset........ $128,000 $      0     $0      $128,000    $128,000    $6,400
Beginning of Year 2. $128,000 $      0     $0      $128,000    $128,000    $6,400
Enhancement......... $130,000 $      0     $0      $130,000    $134,400    $6,720
Income Reset........ $130,000 $      0     $0      $130,000    $134,400    $6,720
Beginning of Year 3. $130,000 $      0     $0      $130,000    $134,400    $6,720

EXAMPLE #4 -- WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Any withdrawal prior to the Benefit Date will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the result of the ratio of the withdrawal to the contract value immediately prior to such withdrawal. The GAI will be recalculated to 5% of the GWB following the withdrawal.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000   $    0    $107,000    $100,000    $5,000
Activity.............. $102,000 $ 20,000   $    0    $123,400    $120,000    $6,000
Enhancement........... $124,000 $      0   $    0    $124,000    $126,000    $6,300
Income Reset.......... $124,000 $      0   $    0    $124,000    $126,000    $6,300
Beginning of Year 2... $124,000 $      0   $    0    $124,000    $126,000    $6,300
Activity (withdrawal). $125,000 $      0   $6,300    $118,700    $119,650    $5,983

EXAMPLE #5 -- CUMULATIVE WITHDRAWALS AFTER THE BENEFIT DATE NOT EXCEEDING THE
GAI.

The client may make cumulative withdrawals up to the GAI each contract year following the Benefit Date without any adjustment to the GAI. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year may not be carried over to the next contract year.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000   $    0    $107,000    $100,000    $5,000
Activity.............. $102,000 $ 20,000   $    0    $123,400    $120,000    $6,000
Enhancement........... $124,000 $      0   $    0    $124,000    $126,000    $6,300
Income Reset.......... $124,000 $      0   $    0    $124,000    $126,000    $6,300
Beginning of Year 2... $124,000 $      0   $    0    $124,000    $126,000    $6,300
Activity (withdrawal). $125,000 $      0   $6,300    $118,700    $119,700    $6,300
Income Reset.......... $130,000 $      0   $    0    $130,000    $130,000    $6,500
Beginning of Year 3... $130,000 $      0   $    0    $130,000    $130,000    $6,500

EXAMPLE #6 -- CUMULATIVE WITHDRAWALS AFTER THE BENEFIT DATE EXCEEDING THE GAI.

The client may withdraw more than the GAI in any contract year following the Benefit Date. Any withdrawal following the benefit date in excess of the GAI will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal. If contract values are declining, this can create a larger loss in GWB. The GAI will be reduced by the result of the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000  $     0    $107,000    $100,000    $5,000
Activity.............. $102,000 $ 20,000  $     0    $123,400    $120,000    $6,000
Enhancement........... $124,000 $      0  $     0    $124,000    $126,000    $6,300
Income Reset.......... $124,000 $      0  $     0    $124,000    $126,000    $6,300
Beginning of Year 2... $124,000 $      0  $     0    $124,000    $126,000    $6,300
Activity (withdrawal). $125,000 $      0  $ 6,300    $118,700    $119,700    $6,300
Income Reset.......... $120,000 $      0  $     0    $120,000    $120,000    $6,300
Beginning of Year 3... $120,000 $      0  $     0    $120,000    $120,000    $6,300
Activity (withdrawal). $122,000 $      0  $10,000    $112,000    $110,064    $6,099

EXAMPLE #7 -- A GMWB CONTRACT CONVERTS TO A GLWB II ON THE 2ND CONTRACT ANNIVERSARY.

Contracts with the GMWB option may elect to convert to the GLWB II -- Single or GLWB II -- Joint option within 30 days prior to any contract anniversary, subject to applicable age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB II benefit, the GWB value will be set to the current contract anniversary value and the GAI calculated as 5% of the GWB. The GWB will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion. The GWB will decrease at conversion if the contract value is less than the GWB value from the GMWB option at the time of conversion.

                        CONTRACT                                 GUARANTEED GUARANTEED
                         VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                         BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS          ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------          -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.... $      0 $100,000   $    0    $107,000    $100,000    $7,000
Activity............... $102,000 $ 20,000   $    0    $123,400    $120,000    $8,400
Beginning of Year 2.... $126,000 $      0   $    0    $126,000    $120,000    $8,400
Beginning of Year 3 --
   Convert to GLWB II.. $132,000 $      0   $    0    $132,000    $132,000    $6,600
Activity (withdrawal).. $133,600 $      0   $6,600    $127,000    $125,400    $6,600

    APPENDIX I -- EXAMPLES OF THE GUARANTEED MINIMUM INCOME BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Minimum Income Benefit option functions. A complete description of this optional contract feature can be found in this Prospectus in the section entitled 'Other Contract Options (Living Benefits)', under Guaranteed Minimum Income Benefit Option. The following examples use hypothetical contract activity and are not representative of projected future returns or how your contract will actually perform.

EXAMPLE #1 -- SINGLE PURCHASE PAYMENT OF $50,000, NO WITHDRAWALS, AND CORRESPONDING RIDER VALUES.

The chart below is meant to provide a graphic example of how the Highest Anniversary Value, Roll-up Value and contract value vary relative to one another during periods of positive and negative market fluctuations (as reflected by the 'Contract Value' line). The table below provides a numeric example of these features. The values reflected in the table correspond to the values reflected in the chart. The columns to the right entitled 'GMIB Fixed Annuity Payment' and 'Fixed Annuity Payment Guaranteed under the Base Contract' demonstrate annuity payment amounts using the default annuity payment option of life with a period certain of 60 months.


                              [Chart]

     Begining        Contract         Highest          Roll-up
  of Contract Year     Value      Anniversary Value     Value
     -------          -----      -----------------      -----
       1              $53,500        $50,000           $50,000
       2               53,000         53,000            52,500
       3               60,000         60,000            55,125
       4               64,000         64,000            57,881
       5               54,000         64,000            60,775
       6               60,000         64,000            63,814
       7               78,000         78,000            78,000
       8               80,000         80,000            81,900
       9               62,500         80,000            85,995
      10               70,500         80,000            90,295
      11               80,000         80,000            94,809
      12               85,000         85,000            99,550
      13               80,000         85,000           104,527
      14               70,000         85,000           109,754
      15               68,000         85,000           109,754
      16               73,000         85,000           109,754

                                                                                                FIXED
                                                                                               ANNUITY
                                                                                               PAYMENT
                  CONTRACT                     CONTRACT                                GMIB   GUARANTEED
                   VALUE   PURCHASE             VALUE     HIGHEST                      FIXED  UNDER THE
CONTRACT           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT  ANNUITY    BASE
ANNIVERSARY   AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE    PAYMENT  CONTRACT
-----------   --- -------- -------- ---------- -------- ----------- -------- -------- ------- ----------
Beginning of
  Year 1..... 67       --  $50,000      --     $53,500    $50,000   $ 50,000 $ 50,000     --        --
Beginning of
  Year 2..... 68  $53,000       --      --     $53,000    $53,000   $ 52,500 $ 53,000     --        --
Beginning of
  Year 3..... 69  $60,000       --      --     $60,000    $60,000   $ 55,125 $ 60,000     --        --
Beginning of
  Year 4..... 70  $64,000       --      --     $64,000    $64,000   $ 57,881 $ 64,000     --        --
Beginning of
  Year 5..... 71  $54,000       --      --     $54,000    $64,000   $ 60,775 $ 64,000     --        --
Beginning of
  Year 6..... 72  $60,000       --      --     $60,000    $64,000   $ 63,814 $ 64,000     --        --
Beginning of
  Year 7..... 73  $78,000       --      --     $78,000    $78,000   $ 78,000 $ 78,000     --        --
Beginning of
  Year 8..... 74  $80,000       --      --     $80,000    $80,000   $ 81,900 $ 81,900     --        --
Beginning of
  Year 9..... 75  $62,500       --      --     $62,500    $80,000   $ 85,995 $ 85,995     --        --
Beginning of
  Year 10.... 76  $70,500       --      --     $70,500    $80,000   $ 90,295 $ 90,295     --        --
Beginning of
  Year 11.... 77  $80,000       --      --     $80,000    $80,000   $ 94,809 $ 94,809 $5,859    $6,650
Beginning of
  Year 12.... 78  $85,000       --      --     $85,000    $85,000   $ 99,550 $ 99,550 $6,371    $7,364
Beginning of
  Year 13.... 79  $80,000       --      --     $80,000    $85,000   $104,527 $104,527 $6,931    $7,215
Beginning of
  Year 14.... 80  $70,000       --      --     $70,000    $85,000   $109,754 $109,754 $7,547    $6,575
Beginning of
  Year 15.... 81  $68,000       --      --     $68,000    $85,000   $109,754 $109,754 $7,831    $6,652
Beginning of
  Year 16.... 82  $73,000       --      --     $73,000    $85,000   $109,754 $109,754 $8,132    $7,439

In the example above, the beginning of year 2 illustrates the impact on benefit values when the contract value increases. The contract value has increased to $53,000 and the Highest Anniversary Value is reset to the current contract value. The Roll-up Value is calculated as the prior Roll-up Value, accumulated at 5% ($50,000 * 1.05 = $52,500). The benefit base is the greater of the Highest Anniversary Value or the Roll-up Value, resulting in a benefit base at this point of $53,000.

In the example above, the beginning of year 5 illustrates the impact on benefit values when the contract value decreases. The contract value has decreased to $54,000 and since that is less than the prior year, the Highest Anniversary Value remains at $64,000 and is not reset. The prior Roll-up Value is accumulated at 5% ($60,775 * 1.05 = $63,814). The benefit base is the greater of the Highest Anniversary Value or the Roll-up Value, resulting in a benefit base of $64,000. In this example, there is no increase or decrease to the benefit base when compared to the prior contract anniversary.

Beginning with the 10th contract anniversary (beginning of year 11), monthly annualized income is illustrated assuming the contract is annuitized under a life with 60 months certain option for a male annuitant. The GMIB Fixed Annuity Payment column reflects the amount of income provided by the GMIB benefit base if the GMIB is exercised. The Fixed Annuity Payment Guaranteed under the base contract reflects the amount of fixed annuity payment provided by the contract value under the minimum contract guarantees.

EXAMPLE #2 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

Examples 2-5 are progressive, starting with an initial purchase payment of $100,000 and illustrating the impact of additional contract activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. At any point in time the benefit base is equal to the greater of the Highest Anniversary Value or the Roll-up Value.

                          CONTRACT
                           VALUE   PURCHASE             CONTRACT     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- ----------- ----------- -------- --------
Beginning of Year 1.. 60     --    $100,000     --      $107,000    $100,000   $100,000 $100,000

EXAMPLE #3 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

As shown below, contract value is increased by the additional purchase payment as well as a $700 ($10,000 * 7% = $700) credit enhancement. Additional purchase payments, not including the $700 credit enhancement, are added to the Highest Anniversary Value. The prior Roll-up Value is accumulated at 5% ($100,000 *
1.05 (6/12)=$102,470) and then increased by the new purchase payment, not including the $700 credit enhancement, ($102,470 + $10,000 = $112,470). The
Roll-up Value exceeds the Highest Anniversary Value and therefore the benefit base is $112,470.

                          CONTRACT
                           VALUE   PURCHASE             CONTRACT     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- ----------- ----------- -------- --------
Beginning of Year 1.. 60        -- $100,000     --      $107,000    $100,000   $100,000 $100,000
Activity 6 months
  later.............. 60  $102,000 $ 10,000     --      $112,700    $110,000   $112,470 $112,470

EXAMPLE #4 -- WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING 5% OF THE ROLL-UP VALUE.

At the beginning of year 2, the Contract Value of $115,000 is greater than the previous Highest Anniversary Value, $110,000, and thus the Highest Anniversary Value is reset to $115,000. Also, the Roll-up Value is accumulated at 5% for the latter 6 months in year 1 ($112,470 * 1.05 ^ (6 / 12) = $115,247).

The withdrawal of $5,000 during the second contract year is less than 5% of the Roll-up Value as of the prior contract anniversary (5% * $115,247 = $5,762) and thus the withdrawal adjustment for the Roll-up Value is applied on a dollar-for-dollar basis. The Roll-up Value is first increased at 5% for 6 months of interest and then the withdrawal is subtracted ($115,247 * 1.05 ^ (6 / 12) - $5,000 = $113,093).

Withdrawals are always applied to the Highest Anniversary Value on a pro rata basis. A pro rata adjustment reduces the value by the same proportion as the withdrawal bears to the contract value immediately before the withdrawal. The contract value prior to the withdrawal is $117,000 and the $5,000 withdrawal during the second contract year is applied on a pro rata basis to adjust the Highest Anniversary Value to $110,085 ($115,000 - $115,000 * ($5,000 /
$117,000) = $110,085).

                          CONTRACT
                           VALUE   PURCHASE             CONTRACT     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- ----------- ----------- -------- --------
Beginning of Year 1.. 60        -- $100,000       --    $107,000    $100,000   $100,000 $100,000
Activity 6 months
  later.............. 60  $102,000 $ 10,000       --    $112,700    $110,000   $112,470 $112,470
Beginning of Year 2.. 61  $115,000       --       --    $115,000    $115,000   $115,247 $115,247
Activity 6 months
  later.............. 61  $117,000       --   $5,000    $112,000    $110,085   $113,093 $113,093

EXAMPLE #5 -- WITHDRAWALS DURING THE THIRD CONTRACT YEAR EXCEEDING 5% OF THE ROLL-UP VALUE.

At the beginning of year 3, the Contract Value of $118,000 is greater than the previous Highest Anniversary Value of $110,085, and the Highest Anniversary Value is reset. The Roll-up Value accumulates at 5% for the latter 6 months in year 2 ($113,093 * 1.05 ^ (6/12) = $115,886).

The withdrawal of $8,000 during the third contract year is greater than 5% of the Roll-up Value as of the prior contract anniversary (5% * $115,886 = $5,794) and thus the withdrawal adjustment for the Roll-up Value is applied on a pro rata basis. The contract value immediately prior to the withdrawal is $102,000 and the Roll-up Value is first accumulated at 5% for 6 months ($115,886 * 1.05 ^ (6/12) = $118,748) and then the withdrawal is applied ($118,748 - $118,748 *
$8,000 / $102,000 = $109,434).

Withdrawals are always applied to the Highest Anniversary Value on a pro rata basis. The $8,000 withdrawal is taken by applying a pro rata adjustment to the Highest Anniversary Value ($118,000 - $118,000 * $8,000 / $102,000 = $108,745).

                          CONTRACT                     CONTRACT
                           VALUE   PURCHASE             VALUE     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- -------- ----------- -------- --------
Beginning of Year 1.. 60        -- $100,000       --   $107,000  $100,000   $100,000 $100,000
Activity 6 months
  later.............. 60  $102,000 $ 10,000       --   $112,700  $110,000   $112,470 $112,470
Beginning of Year 2.. 61  $115,000       --       --   $115,000  $115,000   $115,247 $115,247
Activity 6 months
  later.............. 61  $117,000       --   $5,000   $112,000  $110,085   $113,093 $113,093
Beginning of Year 3.. 62  $118,000       --       --   $118,000  $118,000   $115,886 $118,000
Activity 6 months
  later.............. 62  $102,000       --   $8,000   $ 94,000  $108,745   $109,434 $109,434

EXAMPLE #6 -- A RESET IN THE GMIB IS ELECTED AT THE BEGINNING OF CONTRACT YEAR
4.

The contract owner may elect to reset the Roll-up Value to the contract value beginning with the 3/rd/ anniversary after rider election. A written request within 30 days prior to the contract anniversary will be required. If the reset is not elected on the first available anniversary, it will be available on future anniversaries. Once elected, the reset may not be elected for another 3 year period. A reset will only occur if the contract value is greater than the Roll-up Value on the date of reset. The reset is not available after age 80. The optional reset was elected in the example on the highlighted contract anniversary. Upon reset, the Roll-up Value is set to the current contract value and future Roll-up Values will be based on the new amount. The charge may increase upon reset and there is a new 10 year period before GMIB may be annuitized. In this example, the owner could not annuitize until their 13th contract anniversary (10 years after the latest reset). Annualized monthly income based on a life with 60 months certain and a male annuitant is illustrated below for the first benefit date. The GMIB Fixed Annuity Payment column reflects the amount of income provided by the GMIB benefit base if the GMIB is exercised. The Fixed Annuity Payment Guaranteed under the base contract reflects the amount of fixed annuity payment provided by the contract value under the minimum contract guarantees.

                                                                                                FIXED
                                                                                               ANNUITY
                                                                                               PAYMENT
                  CONTRACT                     CONTRACT                                GMIB   GUARANTEED
                   VALUE   PURCHASE             VALUE     HIGHEST                      FIXED  UNDER THE
CONTRACT           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT  ANNUITY    BASE
ANNIVERSARY   AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE    PAYMENT  CONTRACT
-----------   --- -------- -------- ---------- -------- ----------- -------- -------- ------- ----------
Beginning of
  Year 1..... 60        -- $100,000     --     $107,000  $100,000   $100,000 $100,000      --       --
Beginning of
  Year 2..... 61  $112,000       --     --     $112,000  $112,000   $105,000 $112,000      --       --
Beginning of
  Year 3..... 62  $120,000       --     --     $120,000  $120,000   $110,250 $120,000      --       --
Beginning of
  Year 4..... 63  $133,000       --     --     $133,000  $133,000   $133,000 $133,000      --       --
Beginning of
  Year 5..... 64  $135,000       --     --     $135,000  $135,000   $139,650 $139,650      --       --
Beginning of
  Year 6..... 65  $132,000       --     --     $132,000  $135,000   $146,633 $146,633      --       --
Beginning of
  Year 7..... 66  $136,000       --     --     $136,000  $136,000   $153,964 $153,964      --       --
Beginning of
  Year 8..... 67  $141,000       --     --     $141,000  $141,000   $161,662 $161,662      --       --
Beginning of
  Year 9..... 68  $133,000       --     --     $133,000  $141,000   $169,745 $169,745      --       --
Beginning of
  Year 10.... 69  $145,000       --     --     $145,000  $145,000   $178,233 $178,233      --       --
Beginning of
  Year 11.... 70  $148,000       --     --     $148,000  $148,000   $187,144 $187,144      --       --
Beginning of
  Year 12.... 71  $153,000       --     --     $153,000  $153,000   $196,502 $196,502      --       --
Beginning of
  Year 13.... 72  $155,000       --     --     $155,000  $155,000   $206,327 $206,327      --       --
Beginning of
  Year 14.... 73  $156,000       --     --     $156,000  $156,000   $216,643 $216,643 $11,131  $11,740

 APPENDIX J -- EXAMPLES OF THE ENCORE LIFETIME INCOME SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the Encore Lifetime Income -- Single and Encore Lifetime Income -- Joint riders function. A complete description of these optional riders can be found in the section of this Prospectus entitled 'Other Contract Options (Living Benefits)'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1-6 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. This example assumes the rider was elected when the contract was issued. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner for Encore -- Single and the age of the youngest Designated Life for Encore -- Joint. The values in the column entitled 'Contract Value after Activity' reflect a credit enhancement of 7% of purchase payments when applicable.

                         CONTRACT                                          GUARANTEED
                          VALUE   PURCHASE             CONTRACT              ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1. 64     --    $100,000     --      $107,000   $100,000   $4,000

Initial benefit base = initial purchase payment = 100,000.

Initial GAI = Initial benefit base x annual income percentage = 100,000 x 4% = 4,000.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT.

If additional purchase payments are received, the benefit base will increase by the amount of the purchase payment. For each subsequent purchase payment, the GAI will be increased by an amount equal to the amount of the purchase payment multiplied by the annual income percentage based on the applicable age as of the date of the purchase payment.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64    --     $100,000     --      $107,000   $100,000   $4,000
Activity (purchase payment). 65  $99,000  $ 20,000     --      $120,400   $120,000   $5,000

After the additional purchase payment:

Benefit base = benefit base prior to the purchase payment + purchase payment amount = 100,000 + 20,000 = 120,000.

GAI = existing GAI + (purchase payment amount x annual income percentage) = 4,000 + (20,000 x 5%) = 5,000.

EXAMPLE #3 -- BENEFIT BASE RESET.

On each contract anniversary (reset date), the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The GAI will be reset to the annual income percentage based on the applicable age as of the reset date multiplied by the benefit base, but will never be lower than the GAI immediately prior to the reset date.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64     --    $100,000     --      $107,000   $100,000   $4,000
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $120,400   $120,000   $5,000
Benefit Base Reset.......... 65  $122,000    --        --      $122,000   $122,000   $6,100

After the reset:

Benefit base = greater of contract value or benefit base prior to the reset = maximum of (122,000, 120,000) = 122,000.

GAI = greater of benefit base x annual income percentage or GAI prior to the reset = maximum of (122,000 x 5% or 5,000) = 6,100.

EXAMPLE #4 -- BENEFIT BASE ENHANCEMENT.

On each contract anniversary prior to the first withdrawal, for a period of up to 10 years following the rider effective date, the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, will be increased by 5%. If the resulting amount is greater than the current benefit base, it will become the new benefit base. The GAI will be the annual income percentage based on the applicable age as of the contract anniversary (i.e., 4% at age 64 and 5% at age 65) multiplied by the new benefit base. This example demonstrates benefit base enhancement at the first contract anniversary.

                                      CONTRACT                                          GUARANTEED
                                       VALUE   PURCHASE             CONTRACT              ANNUAL
                                       BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                CONTRACT ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                -------- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1.........    64       --    $100,000     --      $107,000   $100,000   $4,000
Activity (purchase payment).    65    $ 99,000 $ 20,000     --      $120,400   $120,000   $5,000
Benefit Base Reset..........    65    $122,000    --        --      $122,000   $122,000   $6,100
Benefit Base 5% Increase....    65    $122,000    --        --      $122,000   $126,000   $6,300

After the enhancement:

Benefit base = the greater of the current benefit base or the benefit base at the prior contract anniversary plus purchase payments received, multiplied by 105%. The current benefit base is 122,000. The benefit base at the prior contract anniversary plus purchase payments multiplied by 105% equals 126,000. Thus, the benefit base becomes 126,000.

GAI = benefit base x annual income percentage = 126,000 x 5% = 6,300.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The benefit base will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis.

Any portion of the GAI not withdrawn during a contract year will not be carried over to the next contract year.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64     --    $100,000     --      $107,000   $100,000   $4,000
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $120,400   $120,000   $5,000
Benefit Base Reset.......... 65  $122,000    --        --      $122,000   $122,000   $6,100
Benefit Base 5% Increase.... 65  $122,000    --        --      $122,000   $126,000   $6,300
Beginning of Year 2......... 65  $122,000    --        --      $122,000   $126,000   $6,300
Activity (withdrawal)....... 66  $120,000    --      $6,300    $113,700   $119,700   $6,300

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - withdrawal amount = 126,000 - 6,300 = 119,700.

GAI remains unchanged.

EXAMPLE #6 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. Amounts withdrawn in excess of the GAI will result in a pro rata adjustment to both the benefit base and GAI. The adjustment will be based on the contract value prior to the amount of the withdrawal that exceeds the GAI for the contract year.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEARS               AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
--------------               --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64     --    $100,000    --       $107,000   $100,000   $4,000
Activity (purchase payment). 65  $ 99,000 $ 20,000    --       $120,400   $120,000   $5,000
Benefit Base Reset.......... 65  $122,000    --       --       $122,000   $122,000   $6,100
Benefit Base 5% Increase.... 65  $122,000    --       --       $122,000   $126,000   $6,300
Beginning of Year 2......... 65  $122,000    --       --       $122,000   $126,000   $6,300
Activity (withdrawal)....... 66  $120,000    --     $ 6,300    $113,700   $119,700   $6,300
Activity (withdrawal)....... 66  $113,700    --     $53,700    $ 60,000   $ 63,166   $3,325

After the second withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal x amount of excess withdrawal / contract value prior to the withdrawal] = 119,700 - [119,700 x 53,700 / 113,700] = 63,166. Thus, the
benefit base becomes 63,166.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal x amount of excess withdrawal / contract value prior to the withdrawal] = 6,300 - [6,300 x 53,700 / 113,700] = 3,325. Thus, the GAI becomes 3,325.

NOTE -- IF THERE WAS ONE WITHDRAWAL OF 60,000 RATHER THAN TWO WITHDRAWALS, THE CALCULATIONS ARE:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to the excess withdrawal x amount of excess withdrawal / contract value prior to the excess withdrawal] = (126,000 - 6,300) - [(126,000 - 6,300) x
(60,000 - 6,300) / (120,000 - 6,300)] = 63,166. Thus, the benefit base becomes
63,166.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal x amount of excess withdrawal / contract value prior to the excess withdrawal] = 6,300 - [6,300 x (60,000 - 6,300) / (120,000 - 6,300)] = 3,325. Thus, the GAI becomes
3,325.

EXAMPLE #7 -- YOUNGER OWNER(S) OR DESIGNATED LIVES WITH WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in a pro-rata adjustment based on contract value to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage based on the applicable age as of the date of the withdrawal.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 44     --    $100,000     --      $107,000   $100,000   $4,000
Activity (purchase payment). 45  $ 99,000 $ 20,000     --      $120,400   $120,000   $4,800
Benefit Base Reset.......... 45  $122,000    --        --      $122,000   $122,000   $4,880
Benefit Base 5% Increase.... 45  $122,000    --        --      $122,000   $126,000   $5,040
Beginning of Year 2......... 45  $122,000    --        --      $122,000   $126,000   $5,040
Activity (withdrawal)....... 46  $120,000    --      $5,040    $114,960   $120,708   $4,828

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal x amount of withdrawal / contract value prior to the withdrawal] = 126,000 - [126,000 x 5,040 / 120,000] = 120,708. Thus, the benefit base becomes
120,708.

GAI = benefit base after the withdrawal x 4.0% = 120,708 x 4.0% = 4,828. Thus, the GAI becomes 4,828.

EXAMPLE #8 -- A GMWB CONVERTS TO ENCORE LIFETIME INCOME ON THE 1ST CONTRACT ANNIVERSARY.

Contracts with the GMWB feature may elect to convert to the Encore Lifetime Income feature within 30 days prior to any contract anniversary, as long as the client(s) is within the eligible age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the Encore Lifetime Income rider, the benefit base will be set to the current contract anniversary value and the GAI will be the annual income percentage based on the applicable age as of the effective date of the conversion multiplied by the new benefit base. The benefit base will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion. The benefit base will decrease at conversion if the contract value is less than the GWB value from the GMWB feature at the time of conversion.

                                                                                           GUARANTEED
                                                                                             ANNUAL
                                                                                GUARANTEED WITHDRAWAL
                                                                                WITHDRAWAL   (GAW),
                                       CONTRACT                                  BENEFIT   GUARANTEED
                                        VALUE   PURCHASE             CONTRACT     (GWB),     ANNUAL
                                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEAR                      AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      BASE      (GAI)
-------------                      --- -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1............... 64        -- $100,000       --    $107,000    $100,000    $7,000
Activity (purchase payment)....... 65  $ 99,000 $ 20,000       --    $120,400    $120,000    $8,400
Beginning of Year 2............... 65  $118,000       --       --    $118,000    $120,000    $8,400
Beginning of Year 3 -- convert to
  Encore.......................... 66  $135,000       --       --    $135,000    $135,000    $6,750
Activity (withdrawal)............. 66  $134,000       --   $6,750    $127,250    $128,250    $6,750

APPENDIX K -- EXAMPLES OF THE OVATION LIFETIME INCOME SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the Ovation Lifetime Income -- Single and Ovation Lifetime Income -- Joint riders function. A complete description of these optional riders can be found in the section of this Prospectus entitled 'Other Contract Options (Living Benefits)'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1-6 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. This example assumes the rider was elected when the contract was issued. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner for Ovation -- Single and the age of the youngest Designated Life for Ovation -- Joint. The values in the column entitled 'Contract Value after Activity' reflect a credit enhancement of 7% of purchase payments when applicable.

                         CONTRACT                                          GUARANTEED
                          VALUE   PURCHASE             CONTRACT              ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1. 64     $0    $100,000     --      $107,000   $100,000   $4,500

Initial benefit base = initial purchase payment = 100,000.

Initial GAI = initial benefit base x annual income percentage = 100,000 x 4.5% = 4,500.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT.

If additional purchase payments are received, the benefit base will increase by the amount of the purchase payment. For each subsequent purchase payment, the GAI will be increased by an amount equal to the amount of the purchase payment multiplied by the annual income percentage based on the applicable age as of the date of the purchase payment.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     0  $100,000     --      $107,000   $100,000   $4,500
Activity (purchase payment). 65  $99,000  $ 20,000     --      $120,400   $120,000   $5,500

After the additional purchase payment:

Benefit base = benefit base prior to the purchase payment + purchase payment amount = 100,000 + 20,000 = 120,000.

GAI = existing GAI + (purchase payment amount x annual income percentage) = 4,500 + (20,000 x 5%) = 5,500.

EXAMPLE #3 -- BENEFIT BASE RESET.

On each contract anniversary (reset date), the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The GAI will be reset to the annual income percentage based on the applicable age as of the reset date multiplied by the benefit base, but will never be lower than the GAI immediately prior to the reset date.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000     --      $107,000   $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $120,400   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --     --      $122,000   $122,000   $6,100

After the reset:

Benefit base = greater of contract value or benefit base prior to the reset = maximum of (122,000, 120,000) = 122,000.

GAI = greater of benefit base x annual income percentage or GAI prior to the reset = maximum of (122,000 x 5% or 5,500) = 6,100.

EXAMPLE #4 -- BENEFIT BASE ENHANCEMENT.

On each contract anniversary prior to the first withdrawal, for a period of up to 10 years following the rider effective date, the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, will be increased by 6%. If the resulting amount is greater than the current benefit base, it will become the new benefit base. The GAI will be the annual income percentage based on the applicable age as of the contract anniversary (i.e., 4.5% at age 64 and 5% at age 65) multiplied by the new benefit base. This example demonstrates the benefit base enhancement at the first contract anniversary.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000     --      $107,000   $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $120,400   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --     --      $122,000   $122,000   $6,100
Benefit Base 6% Increase.... 65  $122,000       --     --      $122,000   $127,200   $6,360

After the enhancement:

Benefit base = the greater of the current benefit base or the benefit base at the prior contract anniversary plus purchase payments received, multiplied by 106%. The current benefit base is 122,000. The benefit base at the prior contract anniversary plus purchase payments multiplied by 106% equals 127,200. Thus, the benefit base becomes 127,200.

GAI = benefit base x annual income percentage = 127,200 x 5% = 6,360.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The benefit base will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis.

Any portion of the GAI not withdrawn during a contract year will not be carried over to the next contract year.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000       --    $107,000   $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000       --    $120,400   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --       --    $122,000   $122,000   $6,100
Benefit Base 6% Increase.... 65  $122,000       --       --    $122,000   $127,200   $6,360
Beginning of Year 2......... 65  $122,000       --       --    $122,000   $127,200   $6,360
Activity (withdrawal)....... 66  $120,000       --   $6,360    $113,640   $120,840   $6,360

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - withdrawal amount = 127,200 - 6,360 = 120,840.

GAI remains unchanged.

EXAMPLE #6 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. Amounts withdrawn in excess of the GAI will result in a pro-rata adjustment to both the benefit base and GAI. The adjustment will be based on the contract value prior to the amount of the withdrawal that exceeds the GAI for the contract year.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000       --    $107,000   $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000       --    $120,400   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --       --    $122,000   $122,000   $6,100
Benefit Base 6% Increase.... 65  $122,000       --       --    $122,000   $127,200   $6,360
Beginning of Year 2......... 65  $122,000       --       --    $122,000   $127,200   $6,360
Activity (withdrawal)....... 66  $120,000       --  $ 6,360    $113,640   $120,840   $6,360
Activity (withdrawal)....... 66  $113,640       --  $53,640    $ 60,000   $ 63,801   $3,358

After the second withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal x amount of excess withdrawal / contract value prior to the withdrawal] = 120,840 - [120,840 x 53,640 / 113,640] = 63,801. Thus, the
benefit base becomes 63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal x amount of excess withdrawal / contract value prior to the withdrawal] = 6,360 - [6,360 x 53,640 / 113,640] = 3,358. Thus, the GAI becomes 3,358.

NOTE -- IF THERE WAS ONE WITHDRAWAL OF 60,000 RATHER THAN TWO WITHDRAWALS, THE CALCULATIONS ARE:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to the excess withdrawal x amount of excess withdrawal / contract value prior to the excess withdrawal] = (127,200 - 6,360) - [(127,200 - 6,360) x
(60,000 - 6,360) / (120,000 - 6,360)] = 63,801. Thus, the benefit base becomes
63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal x amount of excess withdrawal / contract value prior to the excess withdrawal] = 6,360 - [6,360 x (60,000 - 6,360) / (120,000 - 6,360)] = 3,358. Thus, the GAI becomes
3,358.

EXAMPLE #7 -- YOUNGER OWNER(S) OR DESIGNATED LIVES WITH WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in a pro-rata adjustment based on contract value to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage based on the applicable age as of the date of the withdrawal.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 44  $      0 $100,000       --    $107,000   $100,000   $4,500
Activity (purchase payment). 45  $ 99,000 $ 20,000       --    $120,400   $120,000   $5,400
Benefit Base Reset.......... 45  $122,000       --       --    $122,000   $122,000   $5,490
Benefit Base 6% Increase.... 45  $122,000       --       --    $122,000   $127,200   $5,724
Beginning of Year 2......... 45  $122,000       --       --    $122,000   $127,200   $5,724
Activity (withdrawal)....... 46  $120,000            $5,724    $114,276   $121,133   $5,451

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal x amount of withdrawal / contract value prior to the withdrawal] = 127,200 - [127,200 x 5,724 / 120,000] = 121,133. Thus, the benefit base becomes
121,133.

GAI = benefit base after the withdrawal x 4.5% = 121,133 x 4.5% = 5,451. Thus, the GAI becomes 5,451.

EXAMPLE #8 -- 200% BENEFIT BASE GUARANTEE.

On the later of the 10/th/ contract anniversary or the contract anniversary on or immediately following the 70/th/ birthday of the oldest owner (or annuitant if non-natural), or the 70/th /birthday of the youngest Designated Life if Joint, if no previous withdrawals have been taken, the benefit base is guaranteed to be at least: 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000     --      $107,000   $100,000  $ 4,500
Purchase Payment............ 65  $ 99,000 $ 20,000     --      $120,400   $120,000  $ 5,500
Benefit Base Reset.......... 65  $122,000       --     --      $122,000   $122,000  $ 6,100
Benefit Base 6% Increase.... 65  $122,000       --     --      $122,000   $127,200  $ 6,360
Beginning of Year 2......... 65  $122,000       --     --      $122,000   $127,200  $ 6,360
Beginning of Year 3......... 66  $128,000       --     --      $128,000   $134,832  $ 6,742
Beginning of Year 4......... 67  $113,000       --     --      $113,000   $142,922  $ 7,146
Beginning of Year 5......... 68  $108,000       --     --      $108,000   $151,497  $ 7,575
Beginning of Year 6......... 69  $110,000       --     --      $110,000   $160,587  $ 8,029
Beginning of Year 7......... 70  $126,000       --     --      $126,000   $170,222  $ 8,511
Beginning of Year 8......... 71  $130,000       --     --      $130,000   $180,436  $ 9,022
Activity (purchase payment). 71  $132,000 $ 15,000     --      $147,000   $195,436  $ 9,772
Beginning of Year 9......... 72  $141,000       --     --      $141,000   $207,162  $10,358
Beginning of Year 10........ 73  $145,000       --     --      $145,000   $219,591  $10,980
200% Benefit Base Guarantee. 74  $150,000       --     --      $150,000   $255,000  $12,750

After the adjustment for the 200% Benefit Base Guarantee:

Benefit base = the greater of (a) or (b) or (c), where:

   (a) is the [Prior contract anniversary benefit base + purchase payments received during the contract year] x 106%, and

   (b) is the contract value, and

   (c) is 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

       =   the greater of

       (a) 219,591 x 106% = 232,766

       (b) 150,000

       (c) 200% x [100,000 + 20,000] + 100% x 15,000 = 255,000

Thus, the benefit base becomes 255,000.

GAI = benefit base x annual income percentage = 255,000 x 5% = 12,750. Thus, the GAI becomes 12,750.

   APPENDIX L -- EXAMPLES OF THE OVATION LIFETIME INCOME II SINGLE AND JOINT
                                    OPTIONS

Below are several examples that are designed to help show how the Ovation Lifetime Income II-Single and Ovation Lifetime Income II-Joint riders function. The examples assume the Single option for purposes of the applicable Annual Income Percentage and corresponding GAI. Under the Joint option, the Benefit Base calculations are identical to Single but the applicable Annual Income Percentage and GAI are less and will be based on the age of the youngest Designated Life. A complete description of these optional riders can be found in the section of this Prospectus entitled 'Other Contract Options (Living Benefits)'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1-5 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. This example assumes the rider was elected when the contract was issued. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner for Ovation II-Single. The values in the column entitled 'Contract Value after Activity' reflect a credit enhancement of 7% of purchase payments when applicable.

                         CONTRACT                                          GUARANTEED
                          VALUE   PURCHASE             CONTRACT              ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1. 64     $0    $100,000     --      $107,000   $100,000   $4,500

Initial benefit base = initial purchase payment = 100,000.

Initial GAI = initial benefit base x annual income percentage = 100,000 x 4.5% = 4,500.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT.

If additional purchase payments are received, the benefit base will increase by the amount of the purchase payment. For each subsequent purchase payment, the GAI will be increased by an amount equal to the amount of the purchase payment multiplied by the annual income percentage based on the applicable age as of the date of the purchase payment.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     0  $100,000     --      $107,000   $100,000   $4,500
Activity (purchase payment). 65  $99,000  $ 20,000     --      $120,400   $120,000   $5,500

After the additional purchase payment:

Benefit base = benefit base prior to the purchase payment + purchase payment amount = 100,000 + 20,000 = 120,000.

GAI = existing GAI + (purchase payment amount x annual income percentage) = 4,500 + (20,000 x 5%) = 5,500.

EXAMPLE #3 -- BENEFIT BASE RESET.

On each contract anniversary (reset date), the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The GAI will be reset to the annual income percentage based on the applicable age as of the reset date multiplied by the benefit base, but will never be lower than the GAI immediately prior to the reset date.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000     --      $107,000   $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $120,400   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --     --      $122,000   $122,000   $6,100

After the reset:

Benefit base = greater of contract value or benefit base prior to the reset = maximum of (122,000, 120,000) = 122,000.

GAI = greater of benefit base x annual income percentage or GAI prior to the reset = maximum of (122,000 x 5% or 5,500) = 6,100.

EXAMPLE #4 -- BENEFIT BASE ENHANCEMENT.

On each contract anniversary, for the first 10 years following the rider effective date, after each contract year in which there have been no withdrawals, the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, will be increased by 6%. If the resulting amount is greater than the current benefit base, it will become the new benefit base. The GAI will be the annual income percentage based on the applicable age as of the contract anniversary (i.e., 4.5% at age 64 and 5% at age 65) multiplied by the new benefit base. This example demonstrates the benefit base enhancement at the first contract anniversary.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000     --      $107,000   $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $120,400   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --     --      $122,000   $122,000   $6,100
Benefit Base Enhancement.... 65  $122,000       --     --      $122,000   $127,200   $6,360

After the enhancement:

Benefit base = the greater of the current benefit base or the benefit base at the prior contract anniversary plus purchase payments received, multiplied by 106%. The current benefit base is 122,000. The benefit base at the prior contract anniversary plus purchase payments multiplied by 106% equals 127,200. Thus, the benefit base becomes 127,200.

GAI = benefit base x annual income percentage = 127,200 x 5% = 6,360.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI, FOLLOWED BY SUBSEQUENT YEARS OF NO WITHDRAWALS.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The benefit base will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis.

Any portion of the GAI not withdrawn during a contract year will not be carried over to the next contract year.

                                      CONTRACT                                          GUARANTEED
                                       VALUE   PURCHASE             CONTRACT              ANNUAL
                                       BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                     AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                     --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1.............. 64  $      0 $100,000       --    $107,000   $100,000   $4,500
Activity (purchase payment)...... 65  $ 99,000 $ 20,000       --    $120,400   $120,000   $5,500
Benefit Base Reset............... 65  $122,000       --       --    $122,000   $122,000   $6,100
Benefit Base Enhancement......... 65  $122,000       --       --    $122,000   $127,200   $6,360
Beginning of Year 2.............. 65  $122,000       --       --    $122,000   $127,200   $6,360
Activity (withdrawal)............ 66  $120,000       --   $6,360    $113,640   $120,840   $6,360
Beginning of Year 3.............. 66  $118,500       --       --    $118,500   $120,840   $6,360
Beginning of Year 4 Benefit Base
  Enhancement.................... 67  $119,600       --       --    $119,600   $128,090   $6,404

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - withdrawal amount = 127,200 - 6,360 = 120,840.

GAI remains unchanged.

At the beginning of year 3, the contract value is less than the current benefit base so no benefit base reset occurs. Since there were withdrawals during year 2, the benefit base is not eligible for the benefit base enhancement and the benefit base and GAI remain unchanged.

At the beginning of year 4, the contract value is still less than the current benefit base so no benefit base reset occurs. However, because there were no withdrawals in the prior year, the benefit base is increased as a result of the benefit base enhancement feature.

Benefit base = benefit base on the prior contract anniversary plus purchase payments received, multiplied by 106%. No additional purchase payments were received so the new benefit base is $120,840 x 106% = $128,090.

GAI = benefit base x annual income percentage = 128,090 x 5% = 6,404.

EXAMPLE #6 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. Amounts withdrawn in excess of the GAI will result in a pro-rata adjustment to both the benefit base and GAI. The adjustment will be based on the contract value prior to the amount of the withdrawal that exceeds the GAI for the contract year.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000       --    $107,000   $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000       --    $120,400   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --       --    $122,000   $122,000   $6,100
Benefit Base Enhancement.... 65  $122,000       --       --    $122,000   $127,200   $6,360
Beginning of Year 2......... 65  $122,000       --       --    $122,000   $127,200   $6,360
Activity (withdrawal)....... 66  $120,000       --  $ 6,360    $113,640   $120,840   $6,360
Activity (withdrawal)....... 66  $113,640       --  $53,640    $ 60,000   $ 63,801   $3,358

After the second withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal x amount of excess withdrawal / contract value prior to the withdrawal] = 120,840 - [120,840 x 53,640 / 113,640] = 63,801. Thus, the
benefit base becomes 63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal x amount of excess withdrawal / contract value prior to the withdrawal] = 6,360 - [6,360 x 53,640 / 113,640] = 3,358. Thus, the GAI becomes 3,358.

NOTE -- IF THERE WAS ONE WITHDRAWAL OF 60,000 RATHER THAN TWO WITHDRAWALS, THE CALCULATIONS ARE:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to the excess withdrawal x amount of excess withdrawal / contract value prior to the excess withdrawal] = (127,200 - 6,360) - [(127,200 - 6,360) x
(60,000 - 6,360) / (120,000 - 6,360)] = 63,801. Thus, the benefit base becomes
63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal x amount of excess withdrawal / contract value prior to the excess withdrawal] = 6,360 - [6,360 x (60,000 - 6,360) / (120,000 - 6,360)] = 3,358. Thus, the GAI becomes
3,358.

EXAMPLE #7 -- YOUNGER OWNER(S) WITH WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in a pro-rata adjustment based on contract value to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage based on the applicable age as of the date of the withdrawal.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 44  $      0 $100,000       --    $107,000   $100,000   $4,500
Activity (purchase payment). 45  $ 99,000 $ 20,000       --    $120,400   $120,000   $5,400
Benefit Base Reset.......... 45  $122,000       --       --    $122,000   $122,000   $5,490
Benefit Base Enhancement.... 45  $122,000       --       --    $122,000   $127,200   $5,724
Beginning of Year 2......... 45  $122,000       --       --    $122,000   $127,200   $5,724
Activity (withdrawal)....... 46  $120,000            $5,724    $114,276   $121,133   $5,451

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal x amount of withdrawal / contract value prior to the withdrawal] = 127,200 - [127,200 x 5,724 / 120,000] = 121,133. Thus, the benefit base becomes
121,133.

GAI = benefit base after the withdrawal x 4.5% = 121,133 x 4.5% = 5,451. Thus, the GAI becomes 5,451.

EXAMPLE #8 -- 200% BENEFIT BASE GUARANTEE.

On the later of the 10/th/ contract anniversary or the contract anniversary on or immediately following the 70/th/ birthday of the oldest owner (or annuitant if non-natural), if no previous withdrawals have been taken, the benefit base is guaranteed to be at least: 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000     --      $107,000   $100,000  $ 4,500
Purchase Payment............ 65  $ 99,000 $ 20,000     --      $120,400   $120,000  $ 5,500
Benefit Base Reset.......... 65  $122,000       --     --      $122,000   $122,000  $ 6,100
Benefit Base Enhancement.... 65  $122,000       --     --      $122,000   $127,200  $ 6,360
Beginning of Year 2......... 65  $122,000       --     --      $122,000   $127,200  $ 6,360
Beginning of Year 3......... 66  $128,000       --     --      $128,000   $134,832  $ 6,742
Beginning of Year 4......... 67  $113,000       --     --      $113,000   $142,922  $ 7,146
Beginning of Year 5......... 68  $108,000       --     --      $108,000   $151,497  $ 7,575
Beginning of Year 6......... 69  $110,000       --     --      $110,000   $160,587  $ 8,029
Beginning of Year 7......... 70  $126,000       --     --      $126,000   $170,222  $ 8,511
Beginning of Year 8......... 71  $130,000       --     --      $130,000   $180,436  $ 9,022
Activity (purchase payment). 71  $132,000 $ 15,000     --      $147,000   $195,436  $ 9,772
Beginning of Year 9......... 72  $141,000       --     --      $141,000   $207,162  $10,358
Beginning of Year 10........ 73  $145,000       --     --      $145,000   $219,591  $10,980
200% Benefit Base Guarantee. 74  $150,000       --     --      $150,000   $255,000  $12,750

After the adjustment for the 200% Benefit Base Guarantee:

Benefit base = the greater of (a) or (b) or (c), where:
   (a) is the [Prior contract anniversary benefit base + purchase payments received during the contract year] x 106%, and
   (b) is the contract value, and
   (c) is 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

       = the greater of
       (a) 219,591 x 106% = 232,766
       (b) 150,000
       (c) 200% x [100,000 + 20,000] + 100% x 15,000 = 255,000

Thus, the benefit base becomes 255,000.

GAI = benefit base x annual income percentage = 255,000 x 5% = 12,750. Thus, the GAI becomes 12,750.

APPENDIX M -- EXAMPLES OF THE HIGHEST ANNIVERSARY VALUE II DEATH BENEFIT RIDER

Below are several examples that are designed to help show how the Highest Anniversary Value II (HAV II) death benefit option functions. A complete description of this optional contract feature can be found in the prospectus section 'Death Benefits -- Optional Death Benefits'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by sub-account gain or loss. The values in the column entitled 'Contract Value After Activity' reflect a credit enhancement of 7% of purchase payments in the first year where applicable. All values are rounded to the nearest dollar.

EXAMPLE #1 -- SINGLE PURCHASE PAYMENT OF $100,000, NO WITHDRAWALS, AND CORRESPONDING RIDER VALUES.

The table below is meant to provide a numeric example of how the Highest Anniversary Value, purchase payments adjusted for withdrawals, and contract value vary relative to one another during periods of positive and negative market fluctuations.

                          CONTRACT                     CONTRACT   PURCHASE                DEATH
                           VALUE   PURCHASE             VALUE     PAYMENTS     HIGHEST   BENEFIT
                           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ADJUSTED FOR ANNIVERSARY  UNDER
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY WITHDRAWALS     VALUE    HAV II
--------------------  --- -------- -------- ---------- -------- ------------ ----------- --------
Beginning of Year 1.. 67        -- $100,000     --     $107,000   $100,000    $100,000   $100,000
Beginning of Year 2.. 68  $108,000       --     --     $108,000   $100,000    $108,000   $108,000
Beginning of Year 3.. 69  $120,000       --     --     $120,000   $100,000    $120,000   $120,000
Beginning of Year 4.. 70  $128,000       --     --     $128,000   $100,000    $128,000   $128,000
Beginning of Year 5.. 71  $108,000       --     --     $108,000   $100,000    $128,000   $128,000
Beginning of Year 6.. 72  $100,000       --     --     $100,000   $100,000    $128,000   $128,000
Beginning of Year 7.. 73  $156,000       --     --     $156,000   $100,000    $156,000   $156,000
Beginning of Year 8.. 74  $160,000       --     --     $160,000   $100,000    $160,000   $160,000
Beginning of Year 9.. 75  $125,000       --     --     $125,000   $100,000    $160,000   $160,000
Beginning of Year 10. 76  $141,000       --     --     $141,000   $100,000    $160,000   $160,000
Beginning of Year 11. 77  $160,000       --     --     $160,000   $100,000    $160,000   $160,000
Beginning of Year 12. 78  $155,000       --     --     $155,000   $100,000    $160,000   $160,000
Beginning of Year 13. 79  $163,000       --     --     $163,000   $100,000    $163,000   $163,000
Beginning of Year 14. 80  $140,000       --     --     $140,000   $100,000    $163,000   $163,000
Beginning of Year 15. 81  $155,000       --     --     $155,000   $100,000    $163,000   $163,000
Beginning of Year 16. 82  $165,000       --     --     $165,000   $100,000    $163,000   $165,000

In the example above, the beginning of year 2 illustrates the impact on rider values when the contract value increases. The contract value has increased to $108,000 and the Highest Anniversary Value is increased to the current contract value. The death benefit is the greater of the contract value, purchase payments adjusted for withdrawals and Highest Anniversary Value, resulting in a death benefit of $108,000.

In the example above, the beginning of year 5 illustrates the impact on rider values when the contract value decreases. The contract value has decreased to $108,000 and since that is less than the prior year, the Highest Anniversary Value remains $128,000 and is not increased. The death benefit is the greater of the contract value, purchase payments adjusted for withdrawals and Highest Anniversary Value, resulting in a death benefit of $128,000.

In the example above, the beginning of year 14 illustrates the contract anniversary following the oldest owner's 80th birthday; the last anniversary at which the Highest Anniversary Value has the potential to increase.

EXAMPLE #2 -- INITIAL VALUES AT ISSUE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

Examples 2 -- 5 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner.

                          CONTRACT                     CONTRACT   PURCHASE                DEATH
                           VALUE   PURCHASE             VALUE     PAYMENTS     HIGHEST   BENEFIT
                           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ADJUSTED FOR ANNIVERSARY  UNDER
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY WITHDRAWALS     VALUE    HAV II
--------------------  --- -------- -------- ---------- -------- ------------ ----------- --------
Beginning of Year 1.. 67     --    $100,000     --     $107,000   $100,000    $100,000   $100,000

Initial Highest Anniversary Value = initial purchase payment = $100,000.

Initial Death Benefit = Maximum of contract value, purchase payments adjusted for withdrawals, and Highest Anniversary Value = maximum of ($107,000, $100,000, $100,000) - $7,000 = $100,000. The death benefit is reduced by any credit enhancements applied within 12 months of the date of death.

EXAMPLE #3 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING THE FIRST CONTRACT
YEAR.

If additional purchase payments are received, the Highest Anniversary Value will increase by the amount of the purchase payment not including any credit enhancement.

                             CONTRACT                     CONTRACT   PURCHASE                DEATH
                              VALUE   PURCHASE             VALUE     PAYMENTS     HIGHEST   BENEFIT
                              BEFORE  PAYMENTS WITHDRAWAL  AFTER   ADJUSTED FOR ANNIVERSARY  UNDER
CONTRACT ANNIVERSARY     AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY WITHDRAWALS     VALUE    HAV II
--------------------     --- -------- -------- ---------- -------- ------------ ----------- --------
Beginning of Year 1..... 67        -- $100,000     --     $107,000   $100,000    $100,000   $100,000
Activity 6 months later. 67  $108,000 $ 20,000     --     $129,400   $120,000    $120,000   $121,000

After the additional purchase payment:

Highest Anniversary Value = Highest Anniversary Value prior to the purchase payment + purchase payment amount = $100,000 + $20,000 = $120,000.

Death Benefit = Maximum of contract value, purchase payments adjusted for withdrawals, and Highest Anniversary Value less credit enhancements applied within 12 months = maximum of ($129,400, $120,000, $120,000) - $8,400 =
$121,000.

EXAMPLE #4 -- HIGHEST ANNIVERSARY VALUE INCREASE ON CONTRACT ANNIVERSARY.

On each contract anniversary the Highest Anniversary Value will be increased to the contract value if the contract value is greater than the Highest Anniversary Value.

                             CONTRACT                     CONTRACT   PURCHASE                DEATH
                              VALUE   PURCHASE             VALUE     PAYMENTS     HIGHEST   BENEFIT
                              BEFORE  PAYMENTS WITHDRAWAL  AFTER   ADJUSTED FOR ANNIVERSARY  UNDER
CONTRACT ANNIVERSARY     AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY WITHDRAWALS     VALUE    HAV II
--------------------     --- -------- -------- ---------- -------- ------------ ----------- --------
Beginning of Year 1..... 67        -- $100,000     --     $107,000   $100,000    $100,000   $100,000
Activity 6 months later. 67  $108,000 $ 20,000     --     $129,400   $120,000    $120,000   $121,000
Beginning of Year 2..... 68  $130,000       --     --     $130,000   $120,000    $130,000   $128,600

After the increase:

Highest Anniversary Value = greater of contract value on anniversary or prior Highest Anniversary Value = maximum of ($130,000, $120,000) = $130,000.

At the beginning of contract year 2, the credit enhancement applied on the subsequent purchase payment is still subject to recapture.

Death Benefit = Maximum of contract value, purchase payments adjusted for withdrawals, and Highest Anniversary Value less credit enhancements applied within 12 months = maximum of ($130,000, $120,000, $130,000) - $1,400 =
$128,600.

EXAMPLE #5 -- WITHDRAWAL FROM CONTRACT VALUE.

Amounts withdrawn will result in an adjustment on a Pro-rata Basis to the Highest Anniversary Value. The adjustment will be based on the contract value prior to the withdrawal.

                             CONTRACT                     CONTRACT   PURCHASE                DEATH
                              VALUE   PURCHASE             VALUE     PAYMENTS     HIGHEST   BENEFIT
                              BEFORE  PAYMENTS WITHDRAWAL  AFTER   ADJUSTED FOR ANNIVERSARY  UNDER
CONTRACT ANNIVERSARY     AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY WITHDRAWALS     VALUE    HAV II
--------------------     --- -------- -------- ---------- -------- ------------ ----------- --------
Beginning of Year 1..... 67        -- $100,000       --   $107,000   $100,000    $100,000   $100,000
Activity 6 months later. 67  $108,000 $ 20,000       --   $129,400   $120,000    $120,000   $121,000
Beginning of Year 2..... 68  $130,000       --       --   $130,000   $120,000    $130,000   $128,600
Activity 6 months later. 68  $126,000       --   $5,000   $121,000   $115,238    $124,841   $124,841

After the withdrawal:

Purchase payments adjusted for withdrawals = purchase payments adjusted for withdrawals prior to the withdrawal -- [purchase payments adjusted for withdrawals prior to withdrawal x amount of withdrawal / contract value prior to the withdrawal] = $120,000 - [$120,000 x $5,000 / $126,000] = $115,238.

Highest Anniversary Value = Highest Anniversary Value prior to the withdrawal -- [Highest Anniversary Value prior to withdrawal x amount of withdrawal / contract value prior to the withdrawal] = $130,000 - [$130,000 x $5,000 / $126,000] = $124,841.

Death Benefit = Maximum of contract value, purchase payments adjusted for withdrawals, and Highest Anniversary Value = maximum of ($121,000, $115,238, $124,841) = $124,841.

         APPENDIX N -- EXAMPLES OF THE PREMIER II DEATH BENEFIT OPTION

Below are several examples that are designed to help show how the Premier II death benefit option functions. A complete description of this optional contract feature can be found in the prospectus section 'Death Benefits -- Optional Death Benefits'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by sub-account gain or loss. The values in the column entitled 'Contract Value After Activity' reflect a credit enhancement of 7% of purchase payments in the first year where applicable. All values are rounded to the nearest dollar.

EXAMPLE #1 -- SINGLE PURCHASE PAYMENT OF $100,000, NO WITHDRAWALS, AND CORRESPONDING RIDER VALUES.

The table below is meant to provide a numeric example of how the Highest Anniversary Value, purchase payments adjusted for withdrawals, 5% Increase Value and contract value vary relative to one another during periods of positive and negative market fluctuations.

                          CONTRACT                     CONTRACT   PURCHASE                          DEATH
                           VALUE   PURCHASE             VALUE     PAYMENTS     HIGHEST      5%     BENEFIT
                           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ADJUSTED FOR ANNIVERSARY INCREASE   UNDER
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY WITHDRAWALS     VALUE     VALUE   PREMIER II
--------------------  --- -------- -------- ---------- -------- ------------ ----------- -------- ----------
Beginning of Year 1.. 67        -- $100,000     --     $107,000   $100,000    $100,000   $100,000  $100,000
Beginning of Year 2.. 68  $108,000       --     --     $108,000   $100,000    $108,000   $105,000  $108,000
Beginning of Year 3.. 69  $120,000       --     --     $120,000   $100,000    $120,000   $110,250  $120,000
Beginning of Year 4.. 70  $128,000       --     --     $128,000   $100,000    $128,000   $115,763  $128,000
Beginning of Year 5.. 71  $108,000       --     --     $108,000   $100,000    $128,000   $121,551  $128,000
Beginning of Year 6.. 72  $100,000       --     --     $100,000   $100,000    $128,000   $127,628  $128,000
Beginning of Year 7.. 73  $156,000       --     --     $156,000   $100,000    $156,000   $134,010  $156,000
Beginning of Year 8.. 74  $160,000       --     --     $160,000   $100,000    $160,000   $140,710  $160,000
Beginning of Year 9.. 75  $125,000       --     --     $125,000   $100,000    $160,000   $147,746  $160,000
Beginning of Year 10. 76  $141,000       --     --     $141,000   $100,000    $160,000   $155,133  $160,000
Beginning of Year 11. 77  $160,000       --     --     $160,000   $100,000    $160,000   $162,889  $162,889
Beginning of Year 12. 78  $155,000       --     --     $155,000   $100,000    $160,000   $171,034  $171,034
Beginning of Year 13. 79  $163,000       --     --     $163,000   $100,000    $163,000   $179,586  $179,586
Beginning of Year 14. 80  $140,000       --     --     $140,000   $100,000    $163,000   $188,565  $188,565
Beginning of Year 15. 81  $155,000       --     --     $155,000   $100,000    $163,000   $188,565  $188,565
Beginning of Year 16. 82  $165,000       --     --     $165,000   $100,000    $163,000   $188,565  $188,565

In the example above, the beginning of year 2 illustrates the impact on rider values when the contract value increases. The contract value has increased to $108,000 and the Highest Anniversary Value is increased to the current contract value. The 5% Increase Value is calculated as the prior 5% Increase Value, accumulated at 5% for a year ($100,000 * 1.05 ^ (365 / 365) = $105,000). The death benefit is the greater of the contract value, purchase payments adjusted for withdrawals, Highest Anniversary Value and 5% Increase Value, resulting in a death benefit of $108,000.

In the example above, the beginning of year 5 illustrates the impact on rider values when the contract value decreases. The contract value has decreased to $108,000 and since that is less than the prior year, the Highest Anniversary Value remains $128,000 and is not increased. The prior 5% Increase Value is accumulated at 5% ($115,763 * 1.05 ^ (365 / 365) = $121,551). The death benefit is the greater of the contract value, purchase payments adjusted for withdrawals, Highest Anniversary Value and 5% Increase Value, resulting in a death benefit of $128,000.

In the example above, the beginning of year 14 illustrates the contract anniversary following the oldest owner's 80th birthday; the last anniversary at which the Highest Anniversary Value and 5% Increase Value have the potential to increase.

EXAMPLE #2 -- INITIAL VALUES AT ISSUE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

Examples 2 -- 5 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner.

                          CONTRACT                     CONTRACT   PURCHASE                          DEATH
                           VALUE   PURCHASE             VALUE     PAYMENTS     HIGHEST      5%     BENEFIT
                           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ADJUSTED FOR ANNIVERSARY INCREASE   UNDER
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY WITHDRAWALS     VALUE     VALUE   PREMIER II
--------------------  --- -------- -------- ---------- -------- ------------ ----------- -------- ----------
Beginning of Year 1.. 67     --    $100,000     --     $107,000   $100,000    $100,000   $100,000  $100,000

Initial Highest Anniversary Value = initial purchase payment = $100,000.

Initial 5% Increase Value = initial purchase payment = $100,000.

Initial Death Benefit = Maximum of contract value, purchase payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value = maximum of ($107,000, $100,000, $100,000, $100,000) - $7,000 = $100,000. The death benefit is reduced by any credit enhancements applied within 12 months of the date of death.

EXAMPLE #3 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING THE FIRST CONTRACT
YEAR.

If additional purchase payments are received, the Highest Anniversary Value and 5% Increase Value will increase by the amount of the purchase payment not including any credit enhancement.

                             CONTRACT                     CONTRACT   PURCHASE                          DEATH
                              VALUE   PURCHASE             VALUE     PAYMENTS     HIGHEST      5%     BENEFIT
                              BEFORE  PAYMENTS WITHDRAWAL  AFTER   ADJUSTED FOR ANNIVERSARY INCREASE   UNDER
CONTRACT ANNIVERSARY     AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY WITHDRAWALS     VALUE     VALUE   PREMIER II
--------------------     --- -------- -------- ---------- -------- ------------ ----------- -------- ----------
Beginning of Year 1..... 67        -- $100,000     --     $107,000   $100,000    $100,000   $100,000  $100,000
Activity 6 months later. 67  $108,000 $ 20,000     --     $129,400   $120,000    $120,000   $122,470  $121,000

After the additional purchase payment:

Highest Anniversary Value = Highest Anniversary Value prior to the purchase payment + purchase payment amount = $100,000 + $20,000 = $120,000.

5% Increase Value = 5% Increase Value prior to the purchase payment accumulated until the time of the purchase payment + purchase payment amount, subject to the maximum 5% Increase Value of 200% of purchase payments adjusted for withdrawals = minimum of ($100,000 * (1.05 ^ (6/12)) + $20,000, 200% *
$120,000) = $122,470.

Death Benefit = Maximum of contract value, purchase payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value less credit enhancements applied within 12 months = maximum of ($129,400, $120,000, $120,000, $122,470) - $8,400 = $121,000.

EXAMPLE #4 -- HIGHEST ANNIVERSARY VALUE INCREASE ON CONTRACT ANNIVERSARY.

On each contract anniversary the Highest Anniversary Value will be increased to the contract value if the contract value is greater than the Highest Anniversary Value.

                             CONTRACT                     CONTRACT   PURCHASE                          DEATH
                              VALUE   PURCHASE             VALUE     PAYMENTS     HIGHEST      5%     BENEFIT
                              BEFORE  PAYMENTS WITHDRAWAL  AFTER   ADJUSTED FOR ANNIVERSARY INCREASE   UNDER
CONTRACT ANNIVERSARY     AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY WITHDRAWALS     VALUE     VALUE   PREMIER II
--------------------     --- -------- -------- ---------- -------- ------------ ----------- -------- ----------
Beginning of Year 1..... 67        -- $100,000     --     $107,000   $100,000    $100,000   $100,000  $100,000
Activity 6 months later. 67  $108,000 $ 20,000     --     $129,400   $120,000    $120,000   $122,470  $121,000
Beginning of Year 2..... 68  $130,000       --     --     $130,000   $120,000    $130,000   $125,494  $128,600

After the increase:

Highest Anniversary Value = greater of contract value on anniversary of prior Highest Anniversary Value = maximum of ($130,000, $120,000) = $130,000.

5% Increase Value = prior 5% Increase Value accumulated until the beginning of year 2 = minimum of ($122,470 * (1.05 ^ (6/12)), 200% * $120,000) = $125,494.

At the beginning of contract year 2, the credit enhancement applied on the subsequent purchase payment is still subject to recapture.

Death Benefit = Maximum of contract value, purchase payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value = maximum of ($130,000, $120,000, $130,000, $125,494) - $1,400 = $128,600.

EXAMPLE #5 -- WITHDRAWAL FROM CONTRACT VALUE.

Amounts withdrawn will result in an adjustment on a Pro-rata Basis to the Highest Anniversary Value. The adjustment will be based on the contract value prior to the withdrawal. The 5% Increase Value is reduced by the amount of the withdrawal.

                          CONTRACT                     CONTRACT   PURCHASE                          DEATH
                           VALUE   PURCHASE             VALUE     PAYMENTS     HIGHEST      5%     BENEFIT
                           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ADJUSTED FOR ANNIVERSARY INCREASE   UNDER
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY WITHDRAWALS     VALUE     VALUE   PREMIER II
--------------------  --- -------- -------- ---------- -------- ------------ ----------- -------- ----------
Beginning of Year 1.. 67        -- $100,000       --   $107,000   $100,000    $100,000   $100,000  $100,000
Activity 6 months
  later.............. 67  $108,000 $ 20,000       --   $129,400   $120,000    $120,000   $122,470  $121,000
Beginning of Year 2.. 68  $130,000       --       --   $130,000   $120,000    $130,000   $125,494  $128,600
Activity 6 months
  later.............. 68  $126,000       --   $5,000   $121,000   $115,238    $124,841   $123,593  $124,841

After the withdrawal:

Purchase payments adjusted for withdrawals = purchase payments adjusted for withdrawals prior to the withdrawal -- [purchase payments adjusted for withdrawals prior to withdrawal x amount of withdrawal / contract value prior to the withdrawal] = $120,000 - [$120,000 x $5,000 / $126,000] = $115,238.

Highest Anniversary Value = Highest Anniversary Value prior to the withdrawal -- [Highest Anniversary Value prior to withdrawal x amount of withdrawal / contract value prior to the withdrawal] = [$130,000 - $130,000 x $5,000 / $126,000] = $124,841.

5% Increase Value = 5% Increase Value prior to the withdrawal accumulated until the time of the withdrawal and reduced for the withdrawal = Minimum of ($125,494 * (1.05 ^ (6/12)) - $5,000, 200% * $115,238) = $123,593.

Death Benefit = Maximum of contract value, purchase payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value = maximum of ($121,000, $115,238, $124,841, $123,539) = $124,841.

      APPENDIX O -- EXAMPLES OF THE ESTATE ENHANCEMENT BENEFIT II OPTION

Below are several examples that are designed to help show how the Estate Enhancement Benefit II option functions. A complete description of this optional contract feature can be found in the prospectus section 'Death Benefits - Optional Death Benefits'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by sub-account gain or loss. The values in the column entitled 'Contract Value After Activity' reflect a credit enhancement of 7% of purchase payments in the first year where applicable. All values are rounded to the nearest dollar.

EXAMPLE #1 -- INITIAL VALUES ON ISSUE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

Examples 1 -- 5 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner.

                          CONTRACT                     CONTRACT
                           VALUE   PURCHASE             VALUE   REMAINING   MAXIMUM     ESTATE
                           BEFORE  PAYMENTS WITHDRAWAL  AFTER   PURCHASE  ENHANCEMENT ENHANCEMENT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY PAYMENTS     BASIS      BENEFIT
--------------------  --- -------- -------- ---------- -------- --------- ----------- -----------
Beginning of Year 1.. 69     --    $100,000     --     $107,000 $100,000   $200,000     $2,800

Initial Maximum Enhancement Basis = purchase payments * 200% = $100,000 * 200% = $200,000.

Initial Estate Enhancement Benefit = Estate Enhancement Benefit Percentage * (contract value less remaining purchase payments) = 0.40 * ($107,000 - $100,000) = $2,800.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING THE FIRST CONTRACT
YEAR.

If additional purchase payments are received, the contract value, purchase payments adjusted for withdrawals, and remaining purchase payments are increased by the purchase payment.

                             CONTRACT                     CONTRACT
                              VALUE   PURCHASE             VALUE   REMAINING   MAXIMUM     ESTATE
                              BEFORE  PAYMENTS WITHDRAWAL  AFTER   PURCHASE  ENHANCEMENT ENHANCEMENT
CONTRACT ANNIVERSARY     AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY PAYMENTS     BASIS      BENEFIT
--------------------     --- -------- -------- ---------- -------- --------- ----------- -----------
Beginning of Year 1..... 69        -- $100,000     --     $107,000 $100,000   $200,000     $2,800
Activity 6 months later. 69  $105,000 $ 20,000     --     $126,400 $120,000   $240,000     $2,560

After the additional purchase payment:

Maximum Enhancement Basis = purchase payments adjusted for withdrawals * 200% = ($100,000 + $20,000) * 200% = $240,000.

Estate Enhancement Benefit = Estate Enhancement Benefit Percentage * (contract value less remaining purchase payments) = 0.40 * ($126,400 - $120,000) = $2,560.

EXAMPLE #3 -- WITHDRAWAL FROM CONTRACT VALUE.

Amounts withdrawn will result in an adjustment on a Pro-rata Basis to purchase payments in the maximum enhancement basis calculation based on the contract value prior to the withdrawal.

                             CONTRACT                     CONTRACT
                              VALUE   PURCHASE             VALUE   REMAINING   MAXIMUM     ESTATE
                              BEFORE  PAYMENTS WITHDRAWAL  AFTER   PURCHASE  ENHANCEMENT ENHANCEMENT
CONTRACT ANNIVERSARY     AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY PAYMENTS     BASIS      BENEFIT
--------------------     --- -------- -------- ---------- -------- --------- ----------- -----------
Beginning of Year 1..... 69        -- $100,000       --   $107,000 $100,000   $200,000     $2,800
Activity 6 months later. 69  $105,000 $ 20,000       --   $126,400 $120,000   $240,000     $2,560
Beginning of Year 2..... 70  $130,000       --       --   $130,000 $120,000   $240,000     $4,000
Activity 6 months later. 70  $133,000       --   $5,000   $128,000 $120,000   $230,977     $3,200

After the withdrawal:

Purchase payments adjusted for withdrawals are adjusted on a Pro-rata Basis = purchase payments adjusted for withdrawals prior to the withdrawal -- [purchase payments adjusted for withdrawals prior to withdrawal x amount of withdrawal / contract value prior to the withdrawal] = $120,000 - [$120,000 x $5,000 / $133,000] = $115,489.

Maximum Enhancement Basis = purchase payments adjusted for withdrawals * 200% = $115,489 * 200% = $230,977.

Remaining purchase payments: the withdrawal will be allocated to contract gain up to the free withdrawal amount, and then to purchase payments on a first in, first out, basis. Therefore, remaining purchase payments = $120,000.

Estate Enhancement Benefit = Estate Enhancement Benefit Percentage * (contract value less remaining purchase payments) = 0.40 * ($128,000 - $120,000) = $3,200.

EXAMPLE #4 --  DECREASES IN CONTRACT VALUES.

Decreases in contract value can cause a drop in benefit amount; however, this amount will never be less than $0.

                             CONTRACT                     CONTRACT
                              VALUE   PURCHASE             VALUE   REMAINING   MAXIMUM     ESTATE
                              BEFORE  PAYMENTS WITHDRAWAL  AFTER   PURCHASE  ENHANCEMENT ENHANCEMENT
CONTRACT ANNIVERSARY     AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY PAYMENTS     BASIS      BENEFIT
--------------------     --- -------- -------- ---------- -------- --------- ----------- -----------
Beginning of Year 1..... 69        -- $100,000       --   $107,000 $100,000   $200,000     $2,800
Activity 6 months later. 69  $105,000 $ 20,000       --   $126,400 $120,000   $240,000     $2,560
Beginning of Year 2..... 70  $130,000       --       --   $130,000 $120,000   $240,000     $4,000
Activity 6 months later. 70  $133,000       --   $5,000   $128,000 $120,000   $230,977     $3,200
Beginning of Year 3..... 71  $122,000       --       --   $122,000 $120,000   $230,977     $  800
Beginning of Year 4..... 72  $115,000       --       --   $115,000 $120,000   $230,977         --
Beginning of Year 5..... 73  $118,000       --       --   $118,000 $120,000   $230,977         --
Beginning of Year 6..... 74  $123,000       --       --   $123,000 $120,000   $230,977     $1,200

Values in the beginning of year 4:

Maximum Enhancement Basis = purchase payments adjusted for withdrawals * 200% = $115,489 * 200% = $230,977.

Estate Enhancement Benefit = Estate Enhancement Benefit Percentage * (contract value less remaining purchase payments) = 0.40 * ($115,000 - $120,000) = -$2,000.

Benefit may not be less than zero so no benefit is due.

 APPENDIX P -- EXAMPLES OF THE MYPATH HIGHEST ANNIVERSARY DEATH BENEFIT SINGLE
                               AND JOINT OPTIONS

Below are several examples that are designed to help show how the MyPath Highest Anniversary Death Benefit -- Single and MyPath Highest Anniversary Death Benefit -- Joint riders function. A level GAI of $4,000 is assumed for illustration purposes in the examples below. Additional information on how to calculate GAI can be found in the MyPath Core Flex and MyPath Value descriptions in the section of this Prospectus entitled "Other Contract Options (Living Benefits)." A complete description of this optional contract feature can be found in the section of this prospectus entitled "Death Benefits -- Optional Death Benefits." Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by sub-account gain or loss. The values in the column entitled 'Contract Value after Activity' reflect a credit enhancement of 7% of purchase payments in the first year where applicable. All values are rounded to the nearest dollar.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1-5 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the Designated Life (youngest Designated Life for the Joint option).

                          CONTRACT                                   HIGHEST
                           VALUE   PURCHASE             CONTRACT   ANNIVERSARY
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER    DEATH
 CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY     BENEFIT
 -------------        --- -------- -------- ---------- ----------- -----------
 Beginning of Year 1. 63     $0    $100,000     --      $107,000    $100,000

Initial Highest Anniversary Death Benefit = initial Purchase Payment = $100,000.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT IN THE FIRST CONTRACT YEAR.

If additional purchase payments are received, the Highest Anniversary Death Benefit will increase by the amount of the purchase payment.

                                 CONTRACT                                   HIGHEST
                                  VALUE   PURCHASE             CONTRACT   ANNIVERSARY
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER    DEATH
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY     BENEFIT
-------------                --- -------- -------- ---------- ----------- -----------
Beginning of Year 1......... 63  $      0 $100,000     --      $107,000    $100,000
Activity (purchase payment). 63  $105,000 $ 20,000     --      $126,400    $120,000

After the additional purchase payment:

Highest Anniversary Death Benefit = Highest Anniversary Death Benefit prior to the purchase payment + purchase payment amount = $100,000 + $20,000 = $120,000.

EXAMPLE #3 -- HIGHEST ANNIVERSARY DEATH BENEFIT ON CONTRACT ANNIVERSARY.

On each contract anniversary, prior to age 80, the Highest Anniversary Death Benefit is increased to the contract value if the contract value is greater than the then current Highest Anniversary Death Benefit.

                                 CONTRACT                                   HIGHEST
                                  VALUE   PURCHASE             CONTRACT   ANNIVERSARY
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER    DEATH
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY     BENEFIT
-------------                --- -------- -------- ---------- ----------- -----------
Beginning of Year 1......... 63  $      0 $100,000     --      $107,000    $100,000
Activity (purchase payment). 63  $105,000 $ 20,000     --      $126,400    $120,000
Beginning of Year 2......... 64  $126,000 $      0     --      $126,000    $126,000

After the contract anniversary:

Highest Anniversary Death Benefit = greater of contract value or Highest Anniversary Death Benefit prior to the contract anniversary = maximum of ($126,000, $120,000) = $126,000.

EXAMPLE #4 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING A CONTRACT YEAR LESS THAN OR EQUAL TO GAI.

After the benefit date, cumulative amounts withdrawn up to the $4,000 GAI will result in a dollar for dollar adjustment to the Highest Anniversary Death Benefit.

                                 CONTRACT                                   HIGHEST
                                  VALUE   PURCHASE             CONTRACT   ANNIVERSARY
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER    DEATH
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY     BENEFIT
-------------                --- -------- -------- ---------- ----------- -----------
Beginning of Year 1......... 63  $      0 $100,000       --    $107,000    $100,000
Activity (purchase payment). 63  $105,000 $ 20,000       --    $126,400    $120,000
Beginning of Year 2......... 64  $126,000 $      0       --    $126,000    $126,000
Activity (withdrawal)....... 64  $130,000 $      0   $4,000    $126,000    $122,000

After the withdrawal:

Highest Anniversary Death Benefit = Highest Anniversary Death Benefit prior to the withdrawal - amount of the withdrawal = $126,000 - $4,000 = $122,000.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING A CONTRACT YEAR THAT EXCEED THE GAI.

After the benefit date, cumulative amounts withdrawn in excess of the $4,000 GAI will result in a dollar for dollar adjustment to the Highest Anniversary Death Benefit on the amounts less than or equal to the remaining GAI and an adjustment on a pro-rata basis to the Highest Anniversary Death Benefit for the amount of the excess withdrawal. The adjustment will be based on the contract value prior to the excess portion of the withdrawal.

                                 CONTRACT                                   HIGHEST
                                  VALUE   PURCHASE             CONTRACT   ANNIVERSARY
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER    DEATH
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY     BENEFIT
-------------                --- -------- -------- ---------- ----------- -----------
Beginning of Year 1......... 63  $      0 $100,000       --    $107,000    $100,000
Activity (purchase payment). 63  $105,000 $ 20,000       --    $126,400    $120,000
Beginning of Year 2......... 64  $126,000 $      0       --    $126,000    $126,000
Activity (withdrawal)....... 64  $130,000 $      0   $4,000    $126,000    $122,000
Beginning of Year 3......... 65  $129,000 $      0       --    $129,000    $129,000
Activity (withdrawal)....... 65  $130,000 $      0   $8,000    $122,000    $121,032

At the beginning of year 3:

Highest Anniversary Death Benefit = greater of contract value or Highest Anniversary Death Benefit prior to the contract anniversary = maximum of ($129,000, $122,000) = $129,000

After the excess withdrawal:

Highest Anniversary Death Benefit = [Highest Anniversary Death Benefit prior to the withdrawal - remaining GAI] - [(Highest Anniversary Value prior to withdrawal - remaining GAI) x amount of excess withdrawal / (contract value prior to the withdrawal - remaining GAI)] = ($129,000 - $4,000) - [($129,000 -
$4,000) x ($8,000 - $4,000) / ($130,000 - $4,000)] = $121,032.

EXAMPLE #6 -- WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a pro-rata basis to the Highest Anniversary Death Benefit.

                                 CONTRACT                                   HIGHEST
                                  VALUE   PURCHASE             CONTRACT   ANNIVERSARY
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER    DEATH
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY     BENEFIT
-------------                --- -------- -------- ---------- ----------- -----------
Beginning of Year 1......... 45  $      0 $100,000       --    $107,000    $100,000
Activity (purchase payment). 45  $105,000 $ 20,000       --    $126,400    $120,000
Beginning of Year 2......... 46  $126,000 $      0       --    $126,000    $126,000
Activity (withdrawal)....... 46  $130,000 $      0   $4,000    $126,000    $122,123

After the withdrawal:

Highest Anniversary Death Benefit = Highest Anniversary Death Benefit prior to the withdrawal - [Highest Anniversary Death Benefit prior to withdrawal x amount of withdrawal / contract value prior to the withdrawal] = $126,000 - [$126,000 x $4,000 / $130,000] = $122,123.

    APPENDIX Q -- EXAMPLES OF THE MYPATH CORE FLEX SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the MyPath Core Flex (Single and Joint) riders function. The examples assume the Single option for purposes of the applicable annual income percentage and corresponding GAI. Under the Joint option, the benefit base calculations are identical to Single, but the applicable annual income percentage is less and will be based on the age of the youngest Designated Life. A complete description of this optional rider can be found in the section of this Prospectus entitled "Other Contract Options (Living Benefits)." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. The values in the column entitled 'Contract Value After Activity' reflect a credit enhancement of 7% of Purchase Payments in the first year where applicable. All values are rounded to the nearest dollar.

The examples are based on contracts applied for on or after July 21, 2014, for purposes of the applicable annual income percentage and corresponding GAI. For contracts applied for prior to July 21, 2014, the benefit base calculations are identical to the examples provided in the appendices, but the annual income percentage and corresponding GAI will be different based on the applicable annual income percentage in effect at that time.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the Designated Life.

                         CONTRACT                                                                 GUARANTEED
                          VALUE   PURCHASE             CONTRACT                          ANNUAL     ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE       BASE     PERCENTAGE   (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1. 63     $0    $100,000     --      $107,000   $100,000  $100,000      4.10%     $4,100

Initial benefit base = initial Purchase Payment = $100,000.

Enhancement base = initial Purchase Payment = $100,000.

Annual income percentage = based on current age = 4.10%.

Initial GAI = initial benefit base x annual income percentage = $100,000 x 4.10% = $4,100.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT BEFORE FIRST WITHDRAWAL.

Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base and enhancement base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                         CONTRACT                                                                 GUARANTEED
                          VALUE   PURCHASE             CONTRACT                          ANNUAL     ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE       BASE     PERCENTAGE   (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1. 63  $      0 $100,000     --      $107,000   $100,000  $100,000      4.10%     $4,100
Activity (purchase
  payment).......... 63  $105,000 $ 20,000     --      $126,400   $120,000  $120,000      4.10%     $4,920

After the additional Purchase Payment:

Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

Enhancement base = enhancement base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

GAI = new benefit base x annual income percentage = $120,000 x 4.10% = $4,920.

EXAMPLE #3 -- BENEFIT BASE ENHANCEMENT.

On each Contract Anniversary during the enhancement period, in each Contract Year where there is no withdrawal activity, the benefit base will be increased by the enhancement rate multiplied by the enhancement base. Following any applicable benefit base enhancement, the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                         CONTRACT                                                                 GUARANTEED
                          VALUE   PURCHASE             CONTRACT                          ANNUAL     ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE       BASE     PERCENTAGE   (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1. 63  $      0 $100,000     --      $107,000   $100,000  $100,000      4.10%     $4,100
Activity (purchase
  payment).......... 63  $105,000 $ 20,000     --      $126,400   $120,000  $120,000      4.10%     $4,920
Beginning of Year 2. 64  $126,000 $      0     --      $126,000   $127,200  $120,000      4.10%     $5,215

After the enhancement:

Enhancement = the enhancement base x enhancement rate = $120,000 x 6.0% =
$7,200.

Benefit base = the benefit base prior to the enhancement plus the enhancement amount = $120,000 + $7,200 = $127,200

On a benefit base reset:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($126,000, $127,200) = $127,200; No benefit base reset occurred.

Enhancement base = no impact = $120,000.

Annual income percentage = based on the current age as there have been no withdrawals yet = 4.10%.

GAI = new benefit base x annual income percentage = $127,200 x 4.10% = $5,215.

EXAMPLE #4 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR LESS THAN OR EQUAL TO THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI.

                           CONTRACT                                                                 GUARANTEED
                            VALUE   PURCHASE             CONTRACT                          ANNUAL     ANNUAL
                            BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR          AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE       BASE     PERCENTAGE   (GAI)
-------------          --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1... 63  $      0 $100,000       --    $107,000   $100,000  $100,000      4.10%     $4,100
Activity (purchase
  payment)............ 63  $105,000 $ 20,000       --    $126,400   $120,000  $120,000      4.10%     $4,920
Beginning of Year 2... 64  $126,000 $      0       --    $126,000   $127,200  $120,000      4.10%     $5,215
Activity (withdrawal). 64  $130,000 $      0   $5,215    $124,785   $127,200  $120,000      4.10%     $5,215

After the withdrawal:

Benefit base = no impact = $127,200.

Enhancement base = no impact= $120,000.

Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change except in the case of a benefit base reset = 4.10%.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, BENEFIT BASE RESET FOLLOWED BY CUMULATIVE WITHDRAWALS DURING THE THIRD CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.

                           CONTRACT                                                                 GUARANTEED
                            VALUE   PURCHASE             CONTRACT                          ANNUAL     ANNUAL
                            BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR          AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE       BASE     PERCENTAGE   (GAI)
-------------          --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1... 63  $      0 $100,000       --    $107,000   $100,000  $100,000      4.10%     $4,100
Activity (purchase
  payment)............ 63  $105,000 $ 20,000       --    $126,400   $120,000  $120,000      4.10%     $4,920
Beginning of Year 2... 64  $126,000 $      0       --    $126,000   $127,200  $120,000      4.10%     $5,215
Activity (withdrawal). 64  $130,000 $      0  $ 5,215    $124,785   $127,200  $120,000      4.10%     $5,215
Beginning of Year 3... 65  $129,000 $      0       --    $129,000   $129,000  $129,000      5.10%     $6,579
Activity (withdrawal). 65  $130,000 $      0  $60,000    $ 70,000   $ 73,164  $ 73,164      5.10%     $3,731

At the beginning of year 3:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($129,000, $127,200) = $129,000.

Enhancement base = due to the benefit base reset is increased to the value of the benefit base = $129,000.

Note: there is no enhancement due to the withdrawal that was taken during the year.

Annual income percentage = re-evaluated based on age at the time of the benefit base reset = 5.10%

GAI = new benefit base x annual income percentage = $129,000 x 5.10% = $6,579.

After the excess withdrawal:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to excess withdrawal x excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 x ($60,000 - $6,579) / ($130,000 -
$6,579)] = $73,164.

Enhancement base = enhancement base prior to the excess withdrawal - [enhancement base prior to excess withdrawal x excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 x ($60,000 - $6,579) / ($130,000 - $6,579)] = $73,164.

GAI = new benefit base x annual income percentage = $73,164 x 5.10% = $3,731.

EXAMPLE #6 -- WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.

                           CONTRACT                                                                 GUARANTEED
                            VALUE   PURCHASE             CONTRACT                          ANNUAL     ANNUAL
                            BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR          AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE       BASE     PERCENTAGE   (GAI)
-------------          --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1... 45  $      0 $100,000       --    $107,000   $100,000  $100,000      4.10%     $4,100
Activity (purchase
  payment)............ 45  $105,000 $ 20,000       --    $126,400   $120,000  $120,000      4.10%     $4,920
Beginning of Year 2... 46  $126,000 $      0       --    $126,000   $127,200  $120,000      4.10%     $5,215
Activity (withdrawal). 46  $130,000 $      0   $5,215    $124,785   $122,097  $115,186      4.10%     $5,006

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $127,200 - [$127,200 x $5,215 / $130,000] = $122,097.

Enhancement base = enhancement base prior to the withdrawal - [enhancement base prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 - [$120,000 x $5,215 / $130,000] = $115,186.

GAI = new benefit base x annual income percentage = $122,097 x 4.10% = $5,006.

     APPENDIX R -- EXAMPLES OF THE MYPATH ASCEND SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the MyPath Ascend (Single and Joint) riders function. The examples assume the Single option for purposes of the applicable annual income percentage and corresponding GAI. Under the Joint option, the benefit base calculations are identical to Single, but the applicable annual income percentage is less and will be based on the age of the youngest Designated Life. A complete description of this optional rider can be found in the section of this Prospectus entitled "Other Contract Options (Living Benefits)." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. The values in the column entitled 'Contract Value After Activity' reflect a credit enhancement of 7% of Purchase Payments in the first year where applicable. All values are rounded to the nearest dollar.

The examples are based on contracts applied for on or after July 21, 2014, for purposes of the applicable annual income percentage and corresponding GAI. For contracts applied for prior to July 21, 2014, the benefit base calculations are identical to the examples provided in the appendices, but the annual income percentage and corresponding GAI will be different based on the applicable annual income percentage in effect at that time.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the Designated Life.

                         CONTRACT                                                                 GUARANTEED
                          VALUE   PURCHASE             CONTRACT                          ANNUAL     ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE       BASE     PERCENTAGE   (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1. 63     $0    $100,000     --      $107,000   $100,000  $100,000      4.10%     $4,100

Initial benefit base = initial Purchase Payment = $100,000.

Enhancement base = initial Purchase Payment = $100,000.

Annual income percentage = based on current age = 4.10%.

Initial GAI = initial benefit base x annual income percentage = $100,000 x 4.10% = $4,100.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT BEFORE FIRST WITHDRAWAL.

Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base and enhancement base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                         CONTRACT                                                                 GUARANTEED
                          VALUE   PURCHASE             CONTRACT                          ANNUAL     ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE       BASE     PERCENTAGE   (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1. 63  $      0 $100,000     --      $107,000   $100,000  $100,000      4.10%     $4,100
Activity (purchase
  payment).......... 63  $105,000 $ 20,000     --      $126,400   $120,000  $120,000      4.10%     $4,920

After the additional Purchase Payment:

Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

Enhancement base = enhancement base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

GAI = new benefit base x annual income percentage = $120,000 x 4.10% = $4,920.

EXAMPLE #3 -- BENEFIT BASE ENHANCEMENT.

On each Contract Anniversary during the enhancement period, in each Contract Year where there is no withdrawal activity, the benefit base will be increased by the enhancement rate multiplied by the enhancement base. Following any applicable benefit base enhancement, the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                         CONTRACT                                                                 GUARANTEED
                          VALUE   PURCHASE             CONTRACT                          ANNUAL     ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE       BASE     PERCENTAGE   (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1. 63  $      0 $100,000     --      $107,000   $100,000  $100,000      4.10%     $4,100
Activity (purchase
  payment).......... 63  $105,000 $ 20,000     --      $126,400   $120,000  $120,000      4.10%     $4,920
Beginning of Year 2. 64  $126,000 $      0     --      $126,000   $128,400  $120,000      4.10%     $5,264

After the enhancement:

Enhancement = the enhancement base x enhancement rate = $120,000 x 7.0% =
$8,400.

Benefit base = the benefit base prior to the enhancement plus the enhancement amount = $120,000 + $8,400 = $128,400

On a benefit base reset:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($126,000, $128,400) = $128,400; No benefit base reset occurred.

Enhancement base = no impact = $120,000.

Annual income percentage = based on the current age as there have been no withdrawals yet = 4.10%.

GAI = new benefit base x annual income percentage = $128,400 x 4.10% = $5,264.

EXAMPLE #4 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR LESS THAN OR EQUAL TO THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI.

                           CONTRACT                                                                 GUARANTEED
                            VALUE   PURCHASE             CONTRACT                          ANNUAL     ANNUAL
                            BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR          AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE       BASE     PERCENTAGE   (GAI)
-------------          --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1... 63  $      0 $100,000       --    $107,000   $100,000  $100,000      4.10%     $4,100
Activity (purchase
  payment)............ 63  $105,000 $ 20,000       --    $126,400   $120,000  $120,000      4.10%     $4,920
Beginning of Year 2... 64  $126,000 $      0       --    $126,000   $128,400  $120,000      4.10%     $5,264
Activity (withdrawal). 64  $130,000 $      0   $5,264    $124,736   $128,400  $120,000      4.10%     $5,264

After the withdrawal:

Benefit base = no impact = $128,400.

Enhancement base = no impact= $120,000.

Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change except in the case of a benefit base reset = 4.10%.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, BENEFIT BASE RESET FOLLOWED BY CUMULATIVE WITHDRAWALS DURING THE THIRD CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.

                           CONTRACT                                                                 GUARANTEED
                            VALUE   PURCHASE             CONTRACT                          ANNUAL     ANNUAL
                            BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR          AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE       BASE     PERCENTAGE   (GAI)
-------------          --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1... 63  $      0 $100,000       --    $107,000   $100,000  $100,000      4.10%     $4,100
Activity (purchase
  payment)............ 63  $105,000 $ 20,000       --    $126,400   $120,000  $120,000      4.10%     $4,920
Beginning of Year 2... 64  $126,000 $      0       --    $126,000   $128,400  $120,000      4.10%     $5,264
Activity (withdrawal). 64  $130,000 $      0  $ 5,264    $124,736   $128,400  $120,000      4.10%     $5,264
Beginning of Year 3... 65  $129,000 $      0       --    $129,000   $129,000  $129,000      5.10%     $6,579
Activity (withdrawal). 65  $130,000 $      0  $60,000    $ 70,000   $ 73,164  $ 73,164      5.10%     $3,731

At the beginning of year 3:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($129,000, $128,400) = $129,000.

Enhancement base = due to the benefit base reset is increased to the value of the benefit base = $129,000.

Note: there is no enhancement due to the withdrawal that was taken during the year.

Annual income percentage = re-evaluated based on age at the time of the benefit base reset = 5.10%

GAI = new benefit base x annual income percentage = $129,000 x 5.10% = $6,579.

After the excess withdrawal:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to excess withdrawal x excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 x ($60,000 - $6,579) / ($130,000 -
$6,579)] = $73,164.

Enhancement base = enhancement base prior to the excess withdrawal - [enhancement base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 x ($60,000 - $6,579) / ($130,000 - $6,579)] = $73,164.

GAI = new benefit base x annual income percentage = $73,164 x 5.10% = $3,731.

EXAMPLE #6 -- WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.

                           CONTRACT                                                                 GUARANTEED
                            VALUE   PURCHASE             CONTRACT                          ANNUAL     ANNUAL
                            BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR          AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE       BASE     PERCENTAGE   (GAI)
-------------          --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1... 45  $      0 $100,000       --    $107,000   $100,000  $100,000      4.10%     $4,100
Activity (purchase
  payment)............ 45  $105,000 $ 20,000       --    $126,400   $120,000  $120,000      4.10%     $4,920
Beginning of Year 2... 46  $126,000 $      0       --    $126,000   $128,400  $120,000      4.10%     $5,264
Activity (withdrawal). 46  $130,000 $      0   $5,264    $124,736   $123,200  $115,141      4.10%     $5,051

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $128,400 - [$128,400 x $5,264 / $130,000] = $123,200.

Enhancement base = enhancement base prior to the withdrawal - [enhancement base prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 - [$120,000 x $5,264 / $130,000] = $115,141.

GAI = new benefit base x annual income percentage = $123,200 x 4.10% = $5,051.

     APPENDIX S -- EXAMPLES OF THE MYPATH SUMMIT SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the MyPath Summit (Single and Joint) riders function. The examples assume the Single option for purposes of the applicable annual income percentage and corresponding GAI. Under the Joint option, the benefit base calculations are identical to Single, but the applicable annual income percentage is less and will be based on the age of the youngest Designated Life. A complete description of this optional rider can be found in the section of this Prospectus entitled "Other Contract Options (Living Benefits)." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. The values in the column entitled 'Contract Value After Activity' reflect a credit enhancement of 7% of Purchase Payments in the first year where applicable. All values are rounded to the nearest dollar.

The examples are based on contracts applied for on or after July 21, 2014, for purposes of the applicable annual income percentage and corresponding GAI. For contracts applied for prior to July 21, 2014, the benefit base calculations are identical to the examples provided in the appendices, but the annual income percentage and corresponding GAI will be different based on the applicable annual income percentage in effect at that time.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the Designated Life.

                         CONTRACT                                                     GUARANTEED
                          VALUE   PURCHASE             CONTRACT              ANNUAL     ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME     INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE    PERCENTAGE   (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1. 63     $0    $100,000     --      $107,000   $100,000    4.35%     $4,350

Initial benefit base = initial Purchase Payment = $100,000.

Annual income percentage = based on current age = 4.35%.

Initial GAI = initial benefit base x annual income percentage = $100,000 x 4.35% = $4,350.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT BEFORE FIRST WITHDRAWAL.

Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 CONTRACT                                                     GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE    PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --      $107,000   $100,000    4.35%     $4,350
Activity (purchase payment). 63  $105,000 $ 20,000     --      $126,400   $120,000    4.35%     $5,220

After the additional Purchase Payment:

Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

GAI = new benefit base x annual income percentage = $120,000 x 4.35% = $5,220.

EXAMPLE #3 -- BENEFIT BASE RESET.

On each Contract Anniversary the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 CONTRACT                                                     GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE    PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --      $107,000   $100,000    4.35%     $4,350
Activity (purchase payment). 63  $105,000 $ 20,000     --      $126,400   $120,000    4.35%     $5,220
Beginning of Year 2......... 64  $126,000 $      0     --      $126,000   $126,000    4.35%     $5,481

On a benefit base reset:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($126,000, $120,000) = $126,000.

Annual income percentage = based on the current age as there have been no withdrawals yet = 4.35%.

GAI = new benefit base x annual income percentage = $126,000 x 4.35% = $5,481.

EXAMPLE #4 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR LESS THAN OR EQUAL TO THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base or the GAI.

                                 CONTRACT                                                     GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE    PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --    $107,000   $100,000    4.35%     $4,350
Activity (purchase payment). 63  $105,000 $ 20,000       --    $126,400   $120,000    4.35%     $5,220
Beginning of Year 2......... 64  $126,000 $      0       --    $126,000   $126,000    4.35%     $5,481
Activity (withdrawal)....... 64  $130,000 $      0   $5,481    $124,519   $126,000    4.35%     $5,481

After the withdrawal:

Benefit base = no impact = $126,000.

Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change except in the case of a benefit base reset = 4.35%.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, BENEFIT BASE RESET FOLLOWED BY CUMULATIVE WITHDRAWALS DURING THE THIRD CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.

                                 CONTRACT                                                     GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE    PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --    $107,000   $100,000    4.35%     $4,350
Activity (purchase payment). 63  $105,000 $ 20,000       --    $126,400   $120,000    4.35%     $5,220
Beginning of Year 2......... 64  $126,000 $      0       --    $126,000   $126,000    4.35%     $5,481
Activity (withdrawal)....... 64  $130,000 $      0  $ 5,481    $124,519   $126,000    4.35%     $5,481
Beginning of Year 3......... 65  $129,000 $      0       --    $129,000   $129,000    5.35%     $6,902
Activity (withdrawal)....... 65  $130,000 $      0  $60,000    $ 70,000   $ 73,356    5.35%     $3,925

At the beginning of year 3:

Benefit base = due to the benefit base reset is reset to Contract Value = $129,000.

Annual income percentage = re-evaluated based on age at the time of the benefit base reset = 5.35%

GAI = new benefit base x annual income percentage = $129,000 x 5.35% = $6,902.

After the withdrawal:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to excess withdrawal x excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 x ($60,000 - $6,902) / ($130,000 -
$6,902)] = $73,356.

GAI = new benefit base x annual income percentage = $73,356 x 5.35% = $3,925.

EXAMPLE #6 -- WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.

                                 CONTRACT                                                     GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE    PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1......... 55  $      0 $100,000       --    $107,000   $100,000    4.35%     $4,350
Activity (purchase payment). 55  $105,000 $ 20,000       --    $126,400   $120,000    4.35%     $5,220
Beginning of Year 2......... 56  $126,000 $      0       --    $126,000   $126,000    4.35%     $5,481
Activity (withdrawal)....... 56  $130,000 $      0   $5,481    $124,519   $120,688    4.35%     $5,250

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $126,000 - [$126,000 x $5,481 / $130,000] = $120,688.

GAI = new benefit base x annual income percentage = $120,688 x 4.35% = $5,250.

      APPENDIX T -- EXAMPLES OF THE MYPATH VALUE SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the MyPath Value (Single and Joint) riders function. The examples assume the Single option for purposes of the applicable annual income percentage and corresponding GAI. Under the Joint option, the benefit base calculations are identical to Single, but the applicable annual income percentage is less and will be based on the age of the youngest Designated Life. A complete description of this optional rider can be found in the section of this Prospectus entitled "Other Contract Options (Living Benefits)." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. The values in the column entitled 'Contract Value After Activity' reflect a credit enhancement of 7% of Purchase Payments in the first year where applicable. All values are rounded to the nearest dollar.

The examples are based on contracts applied for on or after July 21, 2014, for purposes of the applicable annual income percentage and corresponding GAI. For contracts applied for prior to July 21, 2014, the benefit base calculations are identical to the examples provided in the appendices, but the annual income percentage and corresponding GAI will be different based on the applicable annual income percentage in effect at that time.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000.

                         CONTRACT                                                     GUARANTEED
                          VALUE   PURCHASE             CONTRACT              ANNUAL     ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME     INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE    PERCENTAGE   (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1. 63     $0    $100,000     --      $107,000   $100,000    4.10%     $4,100

Initial benefit base = initial Purchase Payment = $100,000.

Annual income percentage = 4.10%

Initial GAI = initial benefit base x annual income percentage = $100,000 x 4.10% = $4,100.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT BEFORE FIRST WITHDRAWAL.

Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 CONTRACT                                                     GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE    PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --      $107,000   $100,000    4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000     --      $126,400   $120,000    4.10%     $4,920

After the additional Purchase Payment:

Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

GAI = new benefit base x annual income percentage = $120,000 x 4.10% = $4,920.

EXAMPLE #3 -- BENEFIT BASE RESET.

On each Contract Anniversary the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 CONTRACT                                                     GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE    PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --      $107,000   $100,000    4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000     --      $126,400   $120,000    4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0     --      $126,000   $126,000    4.10%     $5,166

On a benefit base reset:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($126,000, $120,000) = $126,000.

GAI = new benefit base x annual income percentage = $126,000 x 4.10% = $5,166.

EXAMPLE #4 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR LESS THAN OR EQUAL TO THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base or the GAI.

                                 CONTRACT                                                     GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE    PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --    $107,000   $100,000    4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000       --    $126,400   $120,000    4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0       --    $126,000   $126,000    4.10%     $5,166
Activity (withdrawal)....... 64  $130,000 $      0   $5,166    $124,834   $126,000    4.10%     $5,166

After the withdrawal:

Benefit base = no impact = $126,000.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, BENEFIT BASE RESET FOLLOWED BY CUMULATIVE WITHDRAWALS DURING THE THIRD CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.

                                 CONTRACT                                                     GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE    PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --    $107,000   $100,000    4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000       --    $126,400   $120,000    4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0       --    $126,000   $126,000    4.10%     $5,166
Activity (withdrawal)....... 64  $130,000 $      0  $ 5,166    $124,834   $126,000    4.10%     $5,166
Beginning of Year 3......... 65  $129,000 $      0  $     0    $129,000   $129,000    4.10%     $5,289
Activity (withdrawal)....... 65  $130,000 $      0  $60,000    $ 70,000   $ 72,407    4.10%     $2,969

At the beginning of year 3:

Benefit base = due to the benefit base reset is reset to Contract Value = $129,000.

GAI = new benefit base x annual income percentage = $129,000 x 4.10% = $5,289.

After the excess withdrawal:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to excess withdrawal x excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 x ($60,000 - $5,289) / ($130,000 -
$5,289)] = $72,407.

GAI = new benefit base x annual income percentage = $72,407 x 4.10% = $2,969.

EXAMPLE #6 -- WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.

                                 CONTRACT                     CONTRACT                     GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE    PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --   $107,000 $100,000    4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000       --   $126,400 $120,000    4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0       --   $126,000 $126,000    4.10%     $5,166
Activity (withdrawal)....... 64  $130,000 $      0   $5,166   $124,834 $120,993    4.10%     $4,961

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $126,000 - [$126,000 x $5,166 / $130,000] = $120,993.

GAI = new benefit base x annual income percentage = $120,993 x 4.10% = $4,961.

   APPENDIX U -- EXAMPLES OF THE MYPATH ASCEND 2.0 SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the MyPath Ascend
2.0 (Single and Joint) riders function. The examples assume the Single option for purposes of the applicable annual income percentage and corresponding GAI. Under the Joint option, the benefit base calculations are identical to Single but the applicable annual income percentage is less and will be based on the age of the youngest Designated Life. A complete description of this optional rider can be found in the section of this Prospectus entitled "Other Contract Options (Living Benefits)." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. The values in the column entitled 'Contract Value after Activity' reflect a credit enhancement of 7% of Purchase Payments in the first year where applicable. All values are rounded to the nearest dollar.

Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example.

EXAMPLE #1 -- INITIAL VALUES.

The initial values are based on an initial Purchase Payment of $100,000 and the age of the Designated Life.

                         CONTRACT                     CONTRACT                                 GUARANTEED
                          VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------        --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1. 63     $0    $100,000     --     $107,000 $100,000  $100,000      4.1%      $4,100

Initial benefit base = initial Purchase Payment = $100,000.

Enhancement base = initial Purchase Payment = $100,000.

Annual income percentage = based on current age = 4.1%.

Initial GAI = initial benefit base X annual income percentage = $100,000 X 4.1% = $4,100.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT BEFORE FIRST WITHDRAWAL.

Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base and enhancement base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                         CONTRACT                     CONTRACT                                 GUARANTEED
                          VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------        --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1. 63  $      0 $100,000     --     $107,000 $100,000  $100,000      4.1%      $4,100
Activity (purchase
  payment).......... 63  $105,000 $ 20,000     --     $126,400 $120,000  $120,000      4.1%      $4,920

After the additional Purchase Payment:

Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

Enhancement base = enhancement base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

GAI = new benefit base X annual income percentage = $120,000 X 4.1% = $4,920.

EXAMPLE #3 -- BENEFIT BASE ENHANCEMENT.

On each Contract Anniversary during the enhancement period, in each Contract Year where there is no withdrawal activity, the benefit base will be increased by the enhancement rate multiplied by the enhancement base. Following any applicable benefit base enhancement, the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                         CONTRACT                     CONTRACT                                 GUARANTEED
                          VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------        --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1. 63  $      0 $100,000     --     $107,000 $100,000  $100,000      4.1%      $4,100
Activity (purchase
  payment).......... 63  $105,000 $ 20,000     --     $126,400 $120,000  $120,000      4.1%      $4,920
Beginning of Year 2. 64  $126,000 $      0     --     $126,000 $128,400  $120,000      4.1%      $5,264

After the enhancement:

Enhancement = the enhancement base X enhancement rate = $120,000 X 7.0% =
$8,400.

Benefit base = the benefit base prior to the enhancement plus the enhancement amount = $120,000 + $8,400 = $128,400.

On a benefit base reset:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($126,000, $128,400) = $128,400; No benefit base reset occurred.

Enhancement base = no impact = $120,000.

Annual income percentage = based on the current age as there have been no withdrawals yet = 4.1%.

GAI = new benefit base X annual income percentage = $128,400 X 4.1% = $5,264.

EXAMPLE #4 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR LESS THAN OR EQUAL TO THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI.

                           CONTRACT                     CONTRACT                                 GUARANTEED
                            VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                            BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR          AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------          --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1... 63  $      0 $100,000       --   $107,000 $100,000  $100,000      4.1%      $4,100
Activity (purchase
  payment)............ 63  $105,000 $ 20,000       --   $126,400 $120,000  $120,000      4.1%      $4,920
Beginning of Year 2... 64  $126,000 $      0       --   $126,000 $128,400  $120,000      4.1%      $5,264
Activity (withdrawal). 64  $130,000 $      0   $5,264   $124,736 $128,400  $120,000      4.1%      $5,264

After the withdrawal:

Benefit base = no impact = $128,400.

Enhancement base = no impact = $120,000.

Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change except in the case of a benefit base reset = 4.1%.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, BENEFIT BASE RESET FOLLOWED BY CUMULATIVE WITHDRAWALS DURING THE THIRD CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.

                           CONTRACT                     CONTRACT                                 GUARANTEED
                            VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                            BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR          AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------          --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1... 63  $      0 $100,000       --   $107,000 $100,000  $100,000      4.1%      $4,100
Activity (purchase
  payment)............ 63  $105,000 $ 20,000       --   $126,400 $120,000  $120,000      4.1%      $4,920
Beginning of Year 2... 64  $126,000 $      0       --   $126,000 $128,400  $120,000      4.1%      $5,264
Activity (withdrawal). 64  $130,000 $      0  $ 5,264   $124,736 $128,400  $120,000      4.1%      $5,264
Beginning of Year 3... 65  $129,000 $      0       --   $129,000 $129,000  $129,000      5.1%      $6,579
Activity (withdrawal). 65  $130,000 $      0  $60,000   $ 70,000 $ 73,164  $ 73,164      5.1%      $3,731

At the beginning of year 3:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($129,000, $128,400) = $129,000.

Enhancement base = due to the benefit base reset is increased to the value of the benefit base = $129,000.

Note: there is no enhancement due to the withdrawal that was taken during the year.

Annual income percentage = re-evaluated based on age at the time of the benefit base reset = 5.1%

GAI = new benefit base X annual income percentage = $129,000 X 5.1% = $6,579.

After the excess withdrawal:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 X ($60,000 - $6,579) / ($130,000 -
$6,579)] = $73,164.

Enhancement base = enhancement base prior to the excess withdrawal - [enhancement base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 X ($60,000 - $6,579) / ($130,000 - $6,579)] = $73,164.

GAI = new benefit base X annual income percentage = $73,164 X 5.1% = $3,731.

EXAMPLE #6 -- WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.

                           CONTRACT                     CONTRACT                                 GUARANTEED
                            VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                            BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR          AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------          --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1... 45  $      0 $100,000       --   $107,000 $100,000  $100,000      4.1%      $4,100
Activity (purchase
  payment)............ 45  $105,000 $ 20,000       --   $126,400 $120,000  $120,000      4.1%      $4,920
Beginning of Year 2... 46  $126,000 $      0       --   $126,000 $128,400  $120,000      4.1%      $5,264
Activity (withdrawal). 46  $130,000 $      0   $5,264   $124,736 $123,200  $115,141      4.1%      $5,051

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $128,400 - [$128,400 X $5,264 / $130,000] = $123,200.

Enhancement base = enhancement base prior to the withdrawal - [enhancement base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 - [$120,000 X $5,264 / $130,000] = $115,141.

GAI = new benefit base X annual income percentage = $123,200 X 4.1% = $5,051.

EXAMPLE #7 -- 200% BENEFIT BASE GUARANTEE.

On the later of the 12th Contract Anniversary following the rider effective date, or the Contract Anniversary on or following the 67th birthday of the Designated Life (youngest designated life if Joint), if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of all Purchase Payments made before the first Contract Anniversary multiplied by 200%, and all subsequent Purchase Payments made on or after the first Contract Anniversary.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, the benefit base will be set equal to the 200% benefit base guarantee. The benefit base after adjustment remains subject to the benefit base maximum of $4,000,000. If you take a withdrawal on or before the date your benefit base is eligible for the 200% benefit base guarantee, the 200% benefit base guarantee terminates without value.

                          CONTRACT                     CONTRACT                                 GUARANTEED
                           VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                           BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR         AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------         --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1.. 54  $      0 $100,000     --     $107,000 $100,000  $100,000      4.1%     $ 4,100
Activity (purchase
  payment)........... 55  $105,000 $ 20,000     --     $126,400 $120,000  $120,000      4.1%     $ 4,920
Beginning of Year 2.. 55  $112,000 $      0     --     $112,000 $128,400  $120,000      4.1%     $ 5,264
Beginning of Year 3.. 56  $112,000 $      0     --     $112,000 $136,800  $120,000      4.1%     $ 5,609
Beginning of Year 4.. 57  $117,000 $      0     --     $117,000 $145,200  $120,000      4.1%     $ 5,953
Beginning of Year 5.. 58  $122,000 $      0     --     $122,000 $153,600  $120,000      4.1%     $ 6,298
Beginning of Year 6.. 59  $128,000 $      0     --     $128,000 $162,000  $120,000      4.1%     $ 6,642
Beginning of Year 7.. 60  $132,000 $      0     --     $132,000 $170,400  $120,000      4.1%     $ 6,986
Beginning of Year 8.. 61  $134,000 $      0     --     $134,000 $178,800  $120,000      4.1%     $ 7,331
Beginning of Year 9.. 62  $138,000 $      0     --     $138,000 $187,200  $120,000      4.1%     $ 7,675
Beginning of Year 10. 63  $141,000 $      0     --     $141,000 $195,600  $120,000      4.1%     $ 8,020
Beginning of Year 11. 64  $145,000 $      0     --     $145,000 $204,000  $120,000      4.1%     $ 8,364
Beginning of Year 12. 65  $148,000 $      0     --     $148,000 $212,400  $120,000      5.1%     $10,832
Beginning of Year 13. 66  $152,000 $      0     --     $152,000 $220,800        --      5.1%     $11,261
Beginning of Year 14. 67  $168,000 $      0     --     $168,000 $240,000        --      5.1%     $12,240

After the 12/th/ Contract Anniversary:

After the enhancement is credited, the Enhancement Base is no longer applicable as the Enhancement Period has ended.

After the 13/th/ Contract Anniversary:

200% Benefit Base Guarantee = [200% * (total purchase payments in 1st contract year)] + (total purchase payments made after the 1st contract anniversary) = [200% * ($100,000 + $20,000)] + ($0) = $240,000

Benefit Base = the greater of the benefit base after any applicable benefit base enhancement or benefit base reset and the 200% Benefit Base Guarantee = maximum of ($220,800, $240,000) = $240,000.

GAI = new benefit base X annual income percentage = $240,000 X 5.1% = $12,240.

           APPENDIX V - HISTORIC BENEFIT BASE ENHANCEMENT RATES AND
                           ANNUAL INCOME PERCENTAGES

Below are the historic benefit base enhancement rates and annual income percentages applicable to the optional living benefit riders described in this Prospectus. If a rider is not listed, it means that the enhancement rates and the annual income percentages have not changed for the particular rider and are as stated in the current prospectus. A complete description of the riders can be found in the section of this Prospectus entitled "Other Contract Options (Living Benefits)".

CONTRACTS APPLIED FOR BEFORE JULY 21, 2014

The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for before JULY 21, 2014.

MyPath Core Flex (Single and Joint) Option
BENEFIT BASE ENHANCEMENT RATE: 6.0%

                                                      JOINT ANNUAL INCOME
        AGE        SINGLE ANNUAL INCOME PERCENTAGE        PERCENTAGE
        ---        -------------------------------    -------------------
   Through age 64               4.00%                        3.50%
      65 - 74                   5.00%                        4.50%
      75 - 79                   5.25%                        4.75%
        80+                     6.00%                        5.50%

MyPath Ascend (Single and Joint) Option
BENEFIT BASE ENHANCEMENT RATE: 7.0%

                       SINGLE ANNUAL INCOME        JOINT ANNUAL INCOME
          AGE               PERCENTAGE                 PERCENTAGE
          ---          --------------------        -------------------
     Through age 64            4.00%                      3.50%
        65 - 74                5.00%                      4.50%
        75 - 79                5.25%                      4.75%
          80+                  6.00%                      5.50%

MyPath Summit (Single and Joint) Option
BENEFIT BASE ENHANCEMENT RATE: not applicable

                                                      JOINT ANNUAL INCOME
        AGE        SINGLE ANNUAL INCOME PERCENTAGE        PERCENTAGE
        ---        -------------------------------    -------------------
   Through age 64               4.25%                        3.75%
      65 - 74                   5.25%                        4.75%
      75 - 79                   5.50%                        5.00%
        80+                     6.25%                        5.75%

MyPath Value (Single and Joint) Option
BENEFIT BASE ENHANCEMENT RATE: not applicable

                       SINGLE ANNUAL INCOME        JOINT ANNUAL INCOME
          AGE               PERCENTAGE                 PERCENTAGE
          ---          --------------------        -------------------
        All ages               4.00%                      3.50%

                                    PART B

                           INFORMATION REQUIRED IN A
                      STATEMENT OF ADDITIONAL INFORMATION

                           VARIABLE ANNUITY ACCOUNT
         CROSS REFERENCE SHEET TO STATEMENT OF ADDITIONAL INFORMATION

                                   FORM N-4

ITEM NUMBER  CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------  ----------------------------------------------------------------
    15.      Cover Page
    16.      Cover Page
    17.      General Information and History
    18.      Not applicable
    19.      Not applicable
    20.      Distribution of Contract
    21.      Performance
    22.      Independent Registered Accounting Firm
             Registration Statement
    23.      Financial Statements

                           VARIABLE ANNUITY ACCOUNT
              ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF

                       MINNESOTA LIFE INSURANCE COMPANY
                              ("MINNESOTA LIFE")
                            400 ROBERT STREET NORTH
                        ST. PAUL, MINNESOTA 55101-2098

                           TELEPHONE: 1-800-362-3141

                      STATEMENT OF ADDITIONAL INFORMATION

THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: May 1, 2017

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Annuity Account's current Prospectus, bearing the same date, which may be obtained by calling Securian at 1-800-362-3141; or writing to Securian at Securian Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

   General Information and History
   Distribution of Contract
   Performance
   Independent Registered Public Accounting Firm
   Registration Statement
   Financial Statements

                        GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.



                           DISTRIBUTION OF CONTRACT

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of our affiliated broker-dealer, Securian Financial Services, Inc. ("Securian Financial") or other affiliated or unaffiliated broker-dealers who have entered into selling agreements with Securian Financial and Minnesota Life. Securian Financial acts as principal underwriter of the contracts.


Securian Financial and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the Securian Funds Trust Funds. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.


Amounts paid by Minnesota Life to the underwriter for 2016, 2015 and 2014 were $42,812,746, $47,222,709 and $43,100,936 respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. Securian Financial also receives amounts from some of the Portfolios for services provided under a 12b-1 plan of distribution.

Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life. Agents or registered representatives of other broker-dealers are paid by their broker-dealer.

Minnesota Life makes payment to the broker-dealers and does not determine your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with the sale of your contract.

The categories of payments Minnesota Life provides are described in the prospectus. These categories are not mutually exclusive and Minnesota Life may choose to make additional types of payments in the future. Firms may receive payments under more than one, or all categories.Not all firms receive additional compensation and the amount of compensation varies.Minnesota Life determines which firms to provide support and the extent of any payments.It generally chooses to compensate firms that have an ability to distribute the contracts and that are willing to cooperate with our promotional efforts.We do not attempt to make an independent assessment of the cost of providing any service(s).

The following is a list of names of the registered broker-dealers, which are members of FINRA, that with respect to annuity business related to this contract, during the last calendar year, we are aware received additional payments of more than $5,000 with respect to annuity business during the last calendar year. While we endeavor to update this list annually, please note that interim changes or new arrangements may not be reflected in this information. We assume no duty to notify contractowners whether his or her registered representative should be included.


H Beck Inc.
6600 Rockledge Drive, Sixth Floor
Bethesda, Maryland 20817-1806

Commonwealth Financial Network
29 Sawyer Road
Waltham, MA 02453

Ameriprise Financial Services, Inc.
570 Ameriprise Financial Center
Minneapolis, MN 55474

Cetera Financial Group, Inc.
200 North Sepulveda Boulevard, Suite 1200
El Segundo, CA 90245

Summit Brokerage Services Inc.
595 South Federal Highway, Suite 500
Boca Raton, FL 33432

Valmark Securities, Inc.
130 Springside Drive, Suite 300
Akron, OK 44333


                                  PERFORMANCE

From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.

Total Returns

A sub-account may advertise its "average annual total return" over various periods of time. "Total return" represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. "Annualized" total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. "Average annual" total return is computed in accordance with a standard method prescribed by the SEC.

Average Annual Total Return

To calculate a sub-account's average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the "initial payment") and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account ("full withdrawal value"). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the mortality and expense risk fee, the administrative fee and the deduction of the applicable deferred sales charge, but does not reflect any charges for applicable premium taxes and/or any other taxes, any non-recurring fees or charges or any increase in the mortality and expense risk fee for an optional death benefit rider or any charge for other optional benefits. The annual maintenance fee is also taken into account, assuming an average contract value of $80,000. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.

                                      1/N
                                T = (ERV/P) -1

Where T    =   average annual total return
      ERV  =   ending redeemable value
      P    =   hypothetical initial payment of $1,000
      N    =   number of years

Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account's operations, or on a year by year basis).

When considering "average" total return figures for periods longer than one year, it is important to note that the relevant sub-account's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Non-Standardized Returns

We may also calculate non-standardized returns which may or may not reflect any annual maintenance fee, and/or deferred sales charges, charges for premium taxes and/or any other taxes, or any charge for an optional rider or optional death benefit, and any non-recurring fees or charges. For periods prior to the date of this Prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other "hypothetical" performance information which will include a more detailed description of the information and its calculation in the specific piece.

Standardized return calculations will always accompany any non-standardized returns shown.

Yields

Government Money Market Sub-Account

The "yield" (also called "current yield") of the Government Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account's unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is "annualized" by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The "effective yield" of the Government Money Market Sub-Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

                                                          365/7
The formula for effective yield is: [(Base Period Return  + 1)] - 1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Government Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, or any charge for an optional death benefit rider, or any charge for an optional rider, but do reflect a deduction for the annual maintenance fee, the mortality and expense fee and the administrative fee.

Other Sub-Accounts

"Yield" of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:

                                      a-b    6
                           YIELD = 2[(--- + 1) - 1]
                                      CD

Where a  =   net investment income earned during the period by the portfolio attributable to the sub-account.
      b  =   expenses accrued for the period (net of reimbursements)
      c  =   the average daily number of sub-account units outstanding during the period that were entitled to receive dividends.
      d  =   the unit value of the sub-account units on the last day of the period.

The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the mortality and expense fee, the administrative fee, the annual maintenance fee, but does not reflect any charge, for applicable premium taxes and/or any other taxes, any charge for an optional death benefit rider, any charge for any other optional rider, or any non-recurring fees or charges.

The sub-accounts' yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account's performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and supplementary schedules of Minnesota Life Insurance Company and Subsidiaries and the financial statements of the Variable Annuity Account included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.

                            REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable annuity account, Minnesota Life, and the contract. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                            VARIABLE ANNUITY ACCOUNT

                              Financial Statements

                               December 31, 2016

     (With Report of Independent Registered Public Accounting Firm Thereon)

                            VARIABLE ANNUITY ACCOUNT

                              Financial Statements

                               December 31, 2016

                               TABLE OF CONTENTS

                                                                  PAGE
Report of Independent Registered Public Accounting Firm              1

Statements of Assets, Liabilities, and Contract Owners' Equity       2

Statements of Operations                                            19

Statements of Changes in Net Assets                                 36

Notes to Financial Statements                                       53

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Minnesota Life Insurance Company and
Contract Owners of Variable Annuity Account:

We have audited the accompanying statements of assets, liabilities, and contract owners' equity of the sub-accounts listed in note 1 of Variable Annuity Account (collectively, the Account), as of December 31, 2016, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the respective underlying portfolios or their transfer agents, or for Securian Funds Trust, verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of Variable Annuity Account as of December 31, 2016, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Minneapolis, Minnesota
March 31, 2017


                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                            AM CENTURY    AM CENTURY     AMER FUNDS    AMER FUNDS
                                               AB VPS        AB VPS INTL     VP INC &     VP INFL PRO   IS GLBL BOND     IS GLBL
                                           DYNASSTALL CL B   VALUE CL B     GRO CL II        CL II          CL 2       GROWTH CL 2
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $   132,665,055        770,347     4,607,124     69,117,880     8,925,349     11,164,501
Receivable from Minnesota Life for
  contract purchase payments                        42,967             --        12,372         73,154           956          1,401
Receivable for investments sold                         --             31            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                               132,708,022        770,378     4,619,496     69,191,034     8,926,305     11,165,902
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                         --             37            --             --            --             --
Payable for investments purchased                   43,795             --        12,421         73,623         1,014          1,468
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                               43,795             37        12,421         73,623         1,014          1,468
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $   132,664,227        770,341     4,607,075     69,117,411     8,925,291     11,164,434
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $   132,664,227        770,341     4,603,024     69,036,489     8,880,754     11,164,434
Contracts in annuity payment period                     --             --         4,051         80,922        44,537             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $   132,664,227        770,341     4,607,075     69,117,411     8,925,291     11,164,434
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                           11,476,216         58,537       494,327      6,836,586       801,198        468,113
    Investments at cost                    $   133,414,695        811,629     4,540,844     76,339,818     9,287,051     12,029,065

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                             AMER FUNDS      AMER FUNDS     AMER FUNDS                   AMER FUNDS    AMER FUNDS
                                             IS GLBL SM       IS GROWTH     IS GROWTH-    AMER FUNDS       IS NEW         IS US
                                               CP CL 2          CL 2         INC CL 2    IS INTL CL 2    WORLD CL 2   GOVT/AAA CL 2
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $     8,074,887     35,311,665    30,315,112     14,498,676     9,352,866     12,410,054
Receivable from Minnesota Life for
  contract purchase payments                        34,913             --        51,430             --            --          2,258
Receivable for investments sold                         --          2,089            --            933           422             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                 8,109,800     35,313,754    30,366,542     14,499,609     9,353,288     12,412,312
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                         --          2,441            --          1,026           499             --
Payable for investments purchased                   34,973             --        51,734             --            --          2,347
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                               34,973          2,441        51,734          1,026           499          2,347
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $     8,074,827     35,311,313    30,314,808     14,498,583     9,352,789     12,409,965
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $     8,043,799     35,278,655    30,269,301     14,498,583     9,323,816     12,398,128
Contracts in annuity payment period                 31,028         32,658        45,507             --        28,973         11,837
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $     8,074,827     35,311,313    30,314,808     14,498,583     9,352,789     12,409,965
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                              409,477        527,670       688,980        865,076       478,652      1,040,239
    Investments at cost                    $     9,538,208     37,205,797    31,669,213     16,530,778    10,163,980     12,782,175

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                             CLEARBRIDGE     FIDELITY VIP                                 FRANKLIN       FRANKLIN
                                             VAR SM GRO         EQUITY-    FIDELITY VIP  FRANKLIN DEV    MUTUAL SHS    SMALL CP VAL
                                                CL II         INCOME SC2   MID CAP SC2   MKTS VIP CL 2    VIP CL 2       VIP CL 2
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $     1,700,520     81,881,137    36,510,391     21,168,106     6,244,343     36,490,783
Receivable from Minnesota Life for
  contract purchase payments                            --        112,924            --             --            --         24,213
Receivable for investments sold                         68             --        17,013          1,902           100             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                 1,700,588     81,994,061    36,527,404     21,170,008     6,244,443     36,514,996
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                         80             --        17,210          2,023           127             --
Payable for investments purchased                       --        113,496            --             --            --         24,575
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                                   80        113,496        17,210          2,023           127         24,575
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $     1,700,508     81,880,565    36,510,194     21,167,985     6,244,316     36,490,421
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $     1,695,592     81,525,585    36,251,983     21,091,016     6,226,893     36,444,722
Contracts in annuity payment period                  4,916        354,980       258,211         76,969        17,423         45,699
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $     1,700,508     81,880,565    36,510,194     21,167,985     6,244,316     36,490,421
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                               82,630      3,815,524     1,105,371      2,876,101       310,973      1,884,855
    Investments at cost                    $     1,631,986     71,419,423    34,193,350     24,105,163     5,403,418     35,815,815

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                             FRANKLIN SM-      GOLDMAN        GOLDMAN      INVESCO VI    INVESCO VI     INVESCO VI
                                               MD CP GR      SACHS VI HQ     SACHS VIT     AMER VALUE    COMSTOCK SR     EQUITY &
                                               VIP CL 2       FLT RT SS    GBL TRNDS SS       SR II          II          INC SR II
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $     8,851,791     38,919,890   117,912,675      9,229,541    50,584,051      5,038,688
Receivable from Minnesota Life for
  contract purchase payments                            --             --        10,333         36,477        20,491             --
Receivable for investments sold                         80          4,394            --             --            --          2,494
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                 8,851,871     38,924,284   117,923,008      9,266,018    50,604,542      5,041,182
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                        112          4,666            --             --            --          2,528
Payable for investments purchased                       --             --        11,053         36,556        20,857             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                                  112          4,666        11,053         36,556        20,857          2,528
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $     8,851,759     38,919,618   117,911,955      9,229,462    50,583,685      5,038,654
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $     8,790,190     38,895,046   117,911,955      9,186,572    50,447,201      5,038,654
Contracts in annuity payment period                 61,569         24,572            --         42,890       136,484             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $     8,851,759     38,919,618   117,911,955      9,229,462    50,583,685      5,038,654
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                              544,056      3,749,508    10,416,314        546,127     2,716,651        284,994
    Investments at cost                    $    10,798,891     39,631,807   119,136,842      9,697,274    44,310,117      4,918,056

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                              INVESCO VI     INVESCO VI      IVY VIP
                                             GROWTH & INC    SM CAP EQTY      ASSET         IVY VIP                    IVY VIP CORE
                                                SR II          SR II         STRATEGY       BALANCED    IVY VIP BOND      EQUITY
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $     9,075,863     20,811,278   145,356,384    110,047,385   132,718,960     99,292,466
Receivable from Minnesota Life for
  contract purchase payments                            --             --            --             --         1,909             --
Receivable for investments sold                        456          1,393       191,026         88,055            --         60,656
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                 9,076,319     20,812,671   145,547,410    110,135,440   132,720,869     99,353,122
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                        587          1,542       191,743         88,294            --         61,112
Payable for investments purchased                       --             --            --             --         2,129             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                                  587          1,542       191,743         88,294         2,129         61,112
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $     9,075,732     20,811,129   145,355,667    110,047,146   132,718,740     99,292,010
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $     9,075,732     20,796,465   145,001,026    107,873,531   132,554,363     98,831,083
Contracts in annuity payment period                     --         14,664       354,641      2,173,615       164,377        460,927
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $     9,075,732     20,811,129   145,355,667    110,047,146   132,718,740     99,292,010
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                              431,773      1,183,804    18,070,162     14,724,422    25,202,993      9,306,546
    Investments at cost                    $     9,339,499     21,977,540   182,392,945    129,904,447   140,475,470    116,094,933

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                                                           IVY VIP     IVY VIP GOVT
                                               IVY VIP         IVY VIP     IVY VIP GLBL     IVY VIP        GLOBAL          MONEY
                                             DIVIDEND OPP       ENERGY      NATURAL RES   GLOBAL BOND      GROWTH          MARKET
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    21,597,849      6,986,128    41,112,771      6,722,999    62,465,150     10,490,508
Receivable from Minnesota Life for
  contract purchase payments                            --          4,391            --             --            --             --
Receivable for investments sold                      7,967             --        28,712          6,176        26,793            437
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                21,605,816      6,990,519    41,141,483      6,729,175    62,491,943     10,490,945
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                      8,059             --        29,092          6,192        27,188            459
Payable for investments purchased                       --          4,437            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                                8,059          4,437        29,092          6,192        27,188            459
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $    21,597,757      6,986,082    41,112,391      6,722,983    62,464,755     10,490,486
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    21,451,804      6,973,817    41,059,734      6,671,912    62,367,044     10,485,539
Contracts in annuity payment period                145,953         12,265        52,657         51,071        97,711          4,947
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $    21,597,757      6,986,082    41,112,391      6,722,983    62,464,755     10,490,486
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                            2,773,720      1,031,543     9,128,260      1,375,296     7,669,329     10,490,508
    Investments at cost                    $    20,563,200      6,588,252    43,849,311      6,950,928    64,582,456     10,490,508

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                                            IVY VIP       IVY VIP
                                               IVY VIP       IVY VIP HIGH  IVY VIP INTL   LIMITED-TERM     MICRO       IVY VIP MID
                                               GROWTH           INCOME     CORE EQUITY       BOND        CAP GROWTH     CAP GROWTH
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    55,403,640     92,040,843   150,581,038     39,615,225    23,945,886     60,308,881
Receivable from Minnesota Life for
  contract purchase payments                            --             --            --             --            --             --
Receivable for investments sold                     59,435         38,160        34,461         14,437         6,681         25,944
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                55,463,075     92,079,003   150,615,499     39,629,662    23,952,567     60,334,825
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                     59,662         38,799        35,064         14,483         6,796         26,278
Payable for investments purchased                       --             --            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                               59,662         38,799        35,064         14,483         6,796         26,278
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $    55,403,413     92,040,204   150,580,435     39,615,179    23,945,771     60,308,547
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    55,243,944     91,766,205   149,733,018     39,615,179    23,879,456     60,224,708
Contracts in annuity payment period                159,469        273,999       847,417             --        66,315         83,839
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $    55,403,413     92,040,204   150,580,435     39,615,179    23,945,771     60,308,547
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                            5,377,167     25,510,918     9,841,641      8,102,101     1,158,878      6,390,210
    Investments at cost                    $    56,138,369     95,962,758   153,786,626     39,844,480    25,771,088     59,872,817

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                                           IVY VIP        IVY VIP        IVY VIP
                                            IVY VIP PATH     IVY VIP PATH  IVY VIP PATH   PATHFINDER     PATHFINDER     PATHFINDER
                                             MOD AGG MVF     MOD CON MVF      MOD MVF     AGGRESSIVE      CONSERV        MOD AGGR
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    62,068,752     34,087,954   345,139,336     17,383,253    32,156,153    246,007,781
Receivable from Minnesota Life for
  contract purchase payments                            --            726            --             --            --             --
Receivable for investments sold                    174,799             --       171,270          1,047         1,255         30,602
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                62,243,551     34,088,680   345,310,606     17,384,300    32,157,408    246,038,383
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                    174,963             --       172,413          1,115         1,289         30,914
Payable for investments purchased                       --            803            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                              174,963            803       172,413          1,115         1,289         30,914
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $    62,068,588     34,087,877   345,138,193     17,383,185    32,156,119    246,007,469
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    62,068,588     34,087,877   345,138,193     17,383,185    32,097,603    246,007,469
Contracts in annuity payment period                     --             --            --             --        58,516             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $    62,068,588     34,087,877   345,138,193     17,383,185    32,156,119    246,007,469
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                           12,273,343      6,689,684    65,779,667      3,715,402     6,558,064     47,886,590
    Investments at cost                    $    64,910,435     34,899,518   353,586,292     19,164,818    34,707,245    244,517,138

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                               IVY VIP         IVY VIP                      IVY VIP        IVY VIP       IVY VIP
                                            PATHFINDER MOD    PATHFINDER   IVY VIP REAL     SCIENCE       SMALL CAP     SMALL CAP
                                                CONS           MODERATE     ESTATE SEC      & TECH         GROWTH         VALUE
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    70,486,451    208,956,363    12,144,919     61,891,280    27,864,604     63,332,922
Receivable from Minnesota Life for
  contract purchase payments                            --             --            --         85,647            --         43,637
Receivable for investments sold                      4,073         12,299        20,635             --        25,060             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                70,490,524    208,968,662    12,165,554     61,976,927    27,889,664     63,376,559
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                      4,147         12,607        20,726             --        25,190             --
Payable for investments purchased                       --             --            --         86,056            --         43,934
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                                4,147         12,607        20,726         86,056        25,190         43,934
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $    70,486,377    208,956,055    12,144,828     61,890,871    27,864,474     63,332,625
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    70,486,377    208,907,037    12,105,239     61,606,002    27,844,005     63,078,823
Contracts in annuity payment period                     --         49,018        39,589        284,869        20,469        253,802
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $    70,486,377    208,956,055    12,144,828     61,890,871    27,864,474     63,332,625
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                           14,122,994     41,664,612     1,446,633      2,770,474     2,876,346      3,452,477
    Investments at cost                    $    75,590,394    212,280,011    11,219,917     57,642,040    29,517,580     54,396,664

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                            JANUS ASPEN                                JANUS ASPEN
                                                IVY VIP      JANUS ASPEN     FLEXIBLE     JANUS ASPEN    JANUS ASPEN   PERK MID CP
                                                 VALUE       BALANCED SS      BOND SS       FORTY SS     OVERSEAS SS      VAL SS
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    89,436,020     21,637,031    17,218,763     35,727,874    40,773,516     24,813,043
Receivable from Minnesota Life for
  contract purchase payments                        21,125             --            --             --            --         33,295
Receivable for investments sold                         --         13,674        55,139         60,171         6,683             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                89,457,145     21,650,705    17,273,902     35,788,045    40,780,199     24,846,338
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                         --         13,807        55,257         60,357         6,908             --
Payable for investments purchased                   21,492             --            --             --            --         33,481
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                               21,492         13,807        55,257         60,357         6,908         33,481
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $    89,435,653     21,636,898    17,218,645     35,727,688    40,773,291     24,812,857
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    88,777,783     21,624,814    17,193,898     35,568,382    40,671,132     24,777,956
Contracts in annuity payment period                657,870         12,084        24,747        159,306       102,159         34,901
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $    89,435,653     21,636,898    17,218,645     35,727,688    40,773,291     24,812,857
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                           15,091,630        678,490     1,363,322      1,160,373     1,708,149      1,541,183
    Investments at cost                    $    91,725,039     20,892,291    17,598,810     40,000,017    58,913,269     25,316,940

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                               MFS VIT     MORGSTANLEY    MORNINGSTAR    MORNINGSTAR   MORNINGSTAR
                                              MFS VIT II       MID CAP      UIF EMG MK    AGGR GROWTH     BALANCED    CONSERVATIVE
                                            INTL VALUE SC   GROWTH SER SC     EQ CL 2        ETF II        ETF II         ETF II
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    10,954,163      1,220,694    23,134,431      7,797,615    60,540,673     14,462,662
Receivable from Minnesota Life for
  contract purchase payments                            --             --            --             --            --             --
Receivable for investments sold                        159          1,015         1,720            683         1,063         34,742
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                10,954,322      1,221,709    23,136,151      7,798,298    60,541,736     14,497,404
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                        240          1,029         1,900            754         1,426         34,870
Payable for investments purchased                       --             --            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                                  240          1,029         1,900            754         1,426         34,870
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $    10,954,082      1,220,680    23,134,251      7,797,544    60,540,310     14,462,534
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    10,922,397      1,220,680    23,093,661      7,797,544    60,252,899     14,462,534
Contracts in annuity payment period                 31,685             --        40,590             --       287,411             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $    10,954,082      1,220,680    23,134,251      7,797,544    60,540,310     14,462,534
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                              492,765        161,467     1,764,640        674,534     5,564,400      1,351,651
    Investments at cost                    $    11,072,523      1,297,160    24,838,905      7,706,668    59,063,900     15,185,886

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                             MORNINGSTAR     NEUBERGER    OPPENHEIMER   OPPENHEIMER      PIMCO VIT
                                             MORNINGSTAR    INC & GROWTH    BERMAN SOC   INTL GROW VA   MS SM CAP VA      GLB DIV
                                            GROWTH ETF II      ETF II        RESP S CL        SS             SS         ALL ADV CL
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    23,992,701     28,063,277     3,243,228     35,350,598     3,813,959    101,403,428
Receivable from Minnesota Life for
  contract purchase payments                            --             --            --             --            --          8,158
Receivable for investments sold                     62,875         23,914            40         13,721        22,755             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                24,055,576     28,087,191     3,243,268     35,364,319     3,836,714    101,411,586
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                     63,089         24,123            69         14,003        22,803             --
Payable for investments purchased                       --             --            --             --            --          8,733
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                               63,089         24,123            69         14,003        22,803          8,733
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $    23,992,487     28,063,068     3,243,199     35,350,316     3,813,911    101,402,853
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    23,992,487     28,063,068     3,230,610     35,271,551     3,813,911    101,402,853
Contracts in annuity payment period                     --             --        12,589         78,765            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $    23,992,487     28,063,068     3,243,199     35,350,316     3,813,911    101,402,853
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                            2,203,187      2,677,794       143,126     16,366,018       160,588     10,551,866
    Investments at cost                    $    20,847,637     29,178,001     3,221,036     39,819,261     3,697,556    106,242,696

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                              PIMCO VIT       PIMCO VIT      PUTNAM VT     PUTNAM VT      PUTNAM VT     PUTNAM VT
                                            LOW DUR PORT     TOTAL RETURN     EQUITY       GROWTH AND    GROWTH OPP     INTER EQ
                                                ADV CL          ADV CL     INCOME CL IB    INC CL IB        CL IB         CL IB
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    61,879,069    158,407,561     5,356,026      6,373,054     3,760,593      3,312,363
Receivable from Minnesota Life for
  contract purchase payments                            --             --           643             --            --             --
Receivable for investments sold                      6,846        192,616            --          2,883         1,718            590
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                61,885,915    158,600,177     5,356,669      6,375,937     3,762,311      3,312,953
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                      7,303        193,766            --          2,936         1,746            614
Payable for investments purchased                       --             --           682             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                                7,303        193,766           682          2,936         1,746            614
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $    61,878,612    158,406,411     5,355,987      6,373,001     3,760,565      3,312,339
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    61,793,217    158,301,349     5,332,645      6,317,084     3,755,980      3,296,739
Contracts in annuity payment period                 85,395        105,062        23,342         55,917         4,585         15,600
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $    61,878,612    158,406,411     5,355,987      6,373,001     3,760,565      3,312,339
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                            6,042,878     14,887,929       227,046        245,212       486,493        268,643
    Investments at cost                    $    64,007,372    167,559,470     4,637,516      5,826,065     4,029,465      3,122,557

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                                   SEGREGATED SUB-ACCOUNTS*
                                                          -------------------------------------------------------------------------
                                                             PUTNAM VT                    SFT ADVANTUS   SFT ADVANTUS  SFT ADVANTUS
                                                           MULTI-CAP GRO    SFT ADVANTUS  DYNAMIC MGD     GOVT MONEY   INDEX 400 MC
                                                               CL IB          BOND CL 2       VOL           MARKET         CL 2
                                                          ---------------  -------------  ------------  -------------  ------------
ASSETS
Investments at net asset value                            $     1,131,900    195,672,068   273,247,514     34,125,510    84,752,984
Receivable from Minnesota Life for contract purchase
  payments                                                            523        106,202       524,402             --        40,503
Receivable for investments sold                                        --             --            --        118,430            --
                                                          ---------------  -------------  ------------  -------------  ------------
    Total assets                                                1,132,423    195,778,270   273,771,916     34,243,940    84,793,487
                                                          ---------------  -------------  ------------  -------------  ------------

LIABILITIES
Payable to Minnesota Life for contract terminations,
  withdrawal payments and mortality and expense charges                --             --            --        118,637            --
Payable for investments purchased                                     532        107,337       526,207             --        41,020
                                                          ---------------  -------------  ------------  -------------  ------------
    Total liabilities                                                 532        107,337       526,207        118,637        41,020
                                                          ---------------  -------------  ------------  -------------  ------------
    Net assets applicable to contract owners              $     1,131,891    195,670,933   273,245,709     34,125,303    84,752,467
                                                          ===============  =============  ============  =============  ============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                          $     1,131,891    194,880,451   273,245,709     34,074,147    84,386,173
Contracts in annuity payment period                                    --        790,482            --         51,156       366,294
                                                          ---------------  -------------  ------------  -------------  ------------
    Total contract owners' equity                         $     1,131,891    195,670,933   273,245,709     34,125,303    84,752,467
                                                          ===============  =============  ============  =============  ============

    Investment shares                                              34,636     88,441,351    22,378,151     34,125,510    20,221,815
    Investments at cost                                   $     1,044,585    154,981,998   255,145,185     34,125,510    48,057,682

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                             SFT ADVANTUS  SFT ADVANTUS                 SFT ADVANTUS
                                             SFT ADVANTUS      INTL BOND      MGD VOL     SFT ADVANTUS  REAL ESTATE        SFT
                                            INDEX 500 CL 2       CL 2          EQUITY    MORTGAGE CL 2      CL 2        IVY GROWTH
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $   193,516,410     83,587,506   176,902,708     58,908,846    77,047,995    185,799,554
Receivable from Minnesota Life for
  contract purchase payments                       268,057             --            --             --         7,524             --
Receivable for investments sold                         --          6,913        56,023         12,212            --        207,551
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                               193,784,467     83,594,419   176,958,731     58,921,058    77,055,519    186,007,105
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                         --          7,289        57,147         12,522            --        208,381
Payable for investments purchased                  268,503             --            --             --         7,994             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                              268,503          7,289        57,147         12,522         7,994        208,381
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $   193,515,964     83,587,130   176,901,584     58,908,536    77,047,525    185,798,724
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $   144,573,519     83,307,846   176,901,584     58,472,024    76,679,686    184,550,905
Contracts in annuity payment period             48,942,445        279,284            --        436,512       367,839      1,247,819
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $   193,515,964     83,587,130   176,901,584     58,908,536    77,047,525    185,798,724
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                           22,573,935     34,123,241    16,875,500     31,240,753    17,369,105     15,329,641
    Investments at cost                    $   113,236,796     65,465,023   175,833,408     51,435,867    52,700,572    155,233,122

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                               SFT IVY       SFT PYRAMIS                                  TOPS MGD       TOPS MGD
                                              SMALL CAP      CORE EQUITY    SFT T. ROWE  TOPS MGD RISK   RISK FLEX      RISK GROWTH
                                               GROWTH           CL 2        PRICE VALUE  BAL ETF CL 2       ETF          ETF CL 2
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    48,962,384     51,510,210   126,205,533     23,578,732    94,299,928     80,183,547
Receivable from Minnesota Life for
  contract purchase payments                        97,242             --            --             --        56,950             --
Receivable for investments sold                         --         34,963        27,358          1,449            --         18,085
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                49,059,626     51,545,173   126,232,891     23,580,181    94,356,878     80,201,632
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                         --         35,265        28,189          1,624            --         18,725
Payable for investments purchased                   97,423             --            --             --        57,534             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                               97,423         35,265        28,189          1,624        57,534         18,725
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $    48,962,203     51,509,908   126,204,702     23,578,557    94,299,344     80,182,907
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    48,462,353     51,238,065   125,998,915     23,578,557    94,299,344     80,182,907
Contracts in annuity payment period                499,850        271,843       205,787             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $    48,962,203     51,509,908   126,204,702     23,578,557    94,299,344     80,182,907
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                            3,882,377      4,381,855    10,743,456      2,105,244     8,813,077      7,376,591
    Investments at cost                    $    39,712,007     44,927,584   107,731,150     23,599,224    94,488,917     83,010,511

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                               SEGREGATED SUB-ACCOUNTS*
                                           ------------------------------
                                               TOPS MGD
                                             RISK MOD GRO
                                               ETF CL 2        TOTALS
                                           ---------------  -------------
ASSETS
Investments at net asset value             $    25,120,632  5,619,064,757
Receivable from Minnesota Life for
  contract purchase payments                            --      1,724,823
Receivable for investments sold                      1,857      2,049,203
                                           ---------------  -------------
    Total assets                                25,122,489  5,622,838,783
                                           ---------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                      2,017      2,066,259
Payable for investments purchased                       --      1,736,209
                                           ---------------  -------------
    Total liabilities                                2,017      3,802,468
                                           ---------------  -------------
    Net assets applicable to contract
      owners                               $    25,120,472  5,619,036,315
                                           ===============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    25,120,472  5,556,871,640
Contracts in annuity payment period                     --     62,164,675
                                           ---------------  -------------
    Total contract owners' equity          $    25,120,472  5,619,036,315
                                           ===============  =============

    Investment shares                            2,223,065
    Investments at cost                    $    25,757,384  5,484,679,639

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                         AB VPS                        AM CENTURY      AM CENTURY      AMER FUNDS      AMER FUNDS
                                       DYNASSTALL     AB VPS INTL       VP INC &      VP INFL PRO     IS GLBL BOND      IS GLBL
                                          CL B         VALUE CL B      GRO CL II         CL II            CL 2        GROWTH CL 2
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    717,230           8,408          77,312       1,293,281          51,861         104,200
  Mortality, expense and
    administrative charges (note 3)     (1,704,300)        (11,468)        (54,778)     (1,025,159)       (111,886)       (149,716)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net        (987,070)         (3,060)         22,534         268,122         (60,025)        (45,516)
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                  27,833              --          59,330         526,292          14,635       1,004,158

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  5,274,175         141,033       1,057,613       9,406,547       1,679,448       3,700,412
    Cost of investments sold            (5,115,034)       (154,690)       (826,723)    (10,342,835)     (1,757,821)     (4,207,913)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                         159,141         (13,657)        230,890        (936,288)        (78,373)       (507,501)

    Net realized gains (losses) on
      investments                          186,974         (13,657)        290,220        (409,996)        (63,738)        496,657

  Net change in unrealized
    appreciation (depreciation) of
    investments                          3,300,546          (1,307)         58,718       2,194,132         101,717        (445,934)
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net      3,487,520         (14,964)        348,938       1,784,136          31,707          50,723
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  2,500,450         (18,024)        371,472       2,052,258         (22,046)          5,207
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                                                                       AMER FUNDS
                                       AMER FUNDS      AMER FUNDS      AMER FUNDS                      AMER FUNDS        IS US
                                       IS GLBL SM     IS GROWTH CL     IS GROWTH-      AMER FUNDS        IS NEW       GOVT/AAA CL
                                        CP CL 2            2            INC CL 2      IS INTL CL 2     WORLD CL 2          2
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $     19,710         243,046         385,959         201,108          72,717         175,374
  Mortality, expense and
    administrative charges (note 3)       (105,551)       (464,750)       (359,548)       (204,396)       (122,221)       (172,671)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net         (85,841)       (221,704)         26,411          (3,288)        (49,504)          2,703
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               1,364,362       2,726,548       2,553,645       1,264,092              --         243,888

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  1,477,219       3,717,057       1,280,067       2,717,908       1,538,298       2,753,997
    Cost of investments sold            (1,786,944)     (3,675,092)     (1,135,910)     (2,733,349)     (1,612,237)     (2,776,945)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                        (309,725)         41,965         144,157         (15,441)        (73,939)        (22,948)

    Net realized gains (losses) on
      investments                        1,054,637       2,768,513       2,697,802       1,248,651         (73,939)        220,940

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (827,178)       (103,198)       (377,046)       (850,687)        441,861        (333,831)
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net        227,459       2,665,315       2,320,756         397,964         367,922        (112,891)
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    141,618       2,443,611       2,347,167         394,676         318,418        (110,188)
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                      CLEARBRIDGE     FIDELITY VIP                    FRANKLIN DEV      FRANKLIN        FRANKLIN
                                       VAR SM GRO       EQUITY-       FIDELITY VIP    MKTS VIP CL      MUTUAL SHS     SMALL CP VAL
                                         CL II         INCOME SC2     MID CAP SC2          2            VIP CL 2        VIP CL 2
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $         --       1,625,526         109,716         169,239         119,935         205,734
  Mortality, expense and
    administrative charges (note 3)        (18,775)     (1,023,417)       (505,945)       (284,965)        (83,609)       (387,989)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net         (18,775)        602,109        (396,229)       (115,726)         36,326        (182,255)
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                  58,011       4,720,507       2,274,375              --         494,077       3,780,819

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    252,870       9,414,358       5,905,951       6,948,037       1,203,522       3,371,519
    Cost of investments sold              (276,051)    (10,183,744)     (4,451,271)     (7,398,970)       (914,532)     (2,501,793)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                         (23,181)       (769,386)      1,454,680        (450,933)        288,990         869,726

    Net realized gains (losses) on
      investments                           34,830       3,951,121       3,729,055        (450,933)        783,067       4,650,545

  Net change in unrealized
    appreciation (depreciation) of
    investments                             96,162       6,151,193         243,132       3,553,870         (10,376)      2,175,393
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net        130,992      10,102,314       3,972,187       3,102,937         772,691       6,825,938
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    112,217      10,704,423       3,575,958       2,987,211         809,017       6,643,683
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                      FRANKLIN SM-      GOLDMAN         GOLDMAN        INVESCO VI      INVESCO VI      INVESCO VI
                                        MD CP GR      SACHS VI HQ      SACHS VIT       AMER VALUE     COMSTOCK SR     EQUITY & INC
                                        VIP CL 2       FLT RT SS      GBL TRNDS SS       SR II             II            SR II
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $         --         379,511         329,061           9,952         668,022          68,436
  Mortality, expense and
    administrative charges (note 3)       (114,414)       (550,275)     (1,526,140)       (122,564)       (738,383)        (65,640)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net        (114,414)       (170,764)     (1,197,079)       (112,612)        (70,361)          2,796
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               1,140,662              --              --         483,013       4,015,919         132,273

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  3,036,320       3,331,081       6,705,785       2,149,847       9,428,713       1,379,610
    Cost of investments sold            (3,866,980)     (3,486,413)     (6,892,074)     (2,573,239)     (5,960,595)     (1,505,231)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                        (830,660)       (155,332)       (186,289)       (423,392)      3,468,118        (125,621)

    Net realized gains (losses) on
      investments                          310,002        (155,332)       (186,289)         59,621       7,484,037           6,652

  Net change in unrealized
    appreciation (depreciation) of
    investments                             87,777         155,632       4,764,863       1,211,754         180,876         549,205
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net        397,779             300       4,578,574       1,271,375       7,664,913         555,857
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    283,365        (170,464)      3,381,495       1,158,763       7,594,552         558,653
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                       INVESCO VI      INVESCO VI       IVY VIP
                                        GROWTH &      SM CAP EQTY        ASSET          IVY VIP         IVY VIP         IVY VIP
                                       INC SR II         SR II          STRATEGY        BALANCED          BOND        CORE EQUITY
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $     24,849              --         942,872       1,571,514       3,166,162         455,292
  Mortality, expense and
    administrative charges (note 3)        (43,796)       (293,741)     (2,278,574)     (1,413,075)     (1,769,752)     (1,385,467)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net         (18,947)       (293,741)     (1,335,702)        158,439       1,396,410        (930,175)
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 262,942       1,509,239              --      16,974,205         356,193      12,187,354

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    660,724       2,893,546      31,071,726      17,540,812      14,945,896      12,369,260
    Cost of investments sold              (670,658)     (2,114,553)    (33,524,132)    (19,323,073)    (16,437,762)    (14,170,129)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                          (9,934)        778,993      (2,452,406)     (1,782,261)     (1,491,866)     (1,800,869)

    Net realized gains (losses) on
      investments                          253,008       2,288,232      (2,452,406)     15,191,944      (1,135,673)     10,386,485

  Net change in unrealized
    appreciation (depreciation) of
    investments                            159,679          39,984      (3,035,417)    (14,661,489)      3,324,305      (7,020,835)
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net        412,687       2,328,216      (5,487,823)        530,455       2,188,632       3,365,650
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    393,740       2,034,475      (6,823,525)        688,894       3,585,042       2,435,475
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                        IVY VIP                                                         IVY VIP         IVY VIP
                                        DIVIDEND        IVY VIP       IVY VIP GLBL      IVY VIP          GLOBAL        GOVT MONEY
                                          OPP            ENERGY       NATURAL RES     GLOBAL BOND        GROWTH          MARKET
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    275,111           8,724         237,238         237,724         140,961          13,491
  Mortality, expense and
    administrative charges (note 3)       (305,591)        (93,567)       (512,563)        (88,693)       (931,486)       (143,317)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net         (30,480)        (84,843)       (275,325)        149,031        (790,525)       (129,826)
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               1,235,174              --              --              --       1,928,823             333

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  3,820,193       1,551,241       5,667,559         920,343       7,473,338       7,392,100
    Cost of investments sold            (2,758,978)     (1,419,605)     (6,476,025)       (987,035)     (7,299,733)     (7,392,100)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                       1,061,215         131,636        (808,466)        (66,692)        173,605              --

    Net realized gains (losses) on
      investments                        2,296,389         131,636        (808,466)        (66,692)      2,102,428             333

  Net change in unrealized
    appreciation (depreciation) of
    investments                         (1,107,411)      1,824,862       8,124,926         279,904      (4,302,771)             --
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net      1,188,978       1,956,498       7,316,460         213,212      (2,200,343)            333
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  1,158,498       1,871,655       7,041,135         362,243      (2,990,868)       (129,493)
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                                        IVY VIP         IVY VIP
                                        IVY VIP         IVY VIP       IVY VIP INTL      LIMITED-       MICRO CAP      IVY VIP MID
                                         GROWTH       HIGH INCOME     CORE EQUITY      TERM BOND         GROWTH        CAP GROWTH
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $     14,050       6,501,947       2,097,618         568,308              --              --
  Mortality, expense and
    administrative charges (note 3)       (799,753)     (1,282,361)     (1,986,076)       (498,223)       (306,896)       (863,440)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net        (785,703)      5,219,586         111,542          70,085        (306,896)       (863,440)
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               6,141,805              --       1,693,556              --       2,489,406       3,391,640

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  8,135,923      13,739,287      20,234,376       3,743,508       4,664,748       7,717,754
    Cost of investments sold            (7,764,583)    (13,230,856)    (25,487,530)     (3,911,000)     (5,374,257)     (5,674,535)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                         371,340         508,431      (5,253,154)       (167,492)       (709,509)      2,043,219

    Net realized gains (losses) on
      investments                        6,513,145         508,431      (3,559,598)       (167,492)      1,779,897       5,434,859

  Net change in unrealized
    appreciation (depreciation) of
    investments                         (5,966,637)      6,249,235       2,846,453         299,740       1,245,658      (1,641,872)
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net        546,508       6,757,666        (713,145)        132,248       3,025,555       3,792,987
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (239,195)     11,977,252        (601,603)        202,333       2,718,659       2,929,547
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                      IVY VIP PATH    IVY VIP PATH                       IVY VIP         IVY VIP         IVY VIP
                                        MOD AGG         MOD CON       IVY VIP PATH     PATHFINDER      PATHFINDER      PATHFINDER
                                          MVF             MVF           MOD MVF        AGGRESSIVE       CONSERV         MOD AGGR
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    494,450         157,492       1,758,250         253,159         381,585       3,963,323
  Mortality, expense and
    administrative charges (note 3)       (740,386)       (405,127)     (4,122,738)       (238,307)       (422,239)     (3,157,195)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net        (245,936)       (247,635)     (2,364,488)         14,852         (40,654)        806,128
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               2,712,078         900,345      10,292,616       1,659,293       2,052,618      21,699,194

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  5,710,048       4,959,712      10,133,082       2,889,302       5,057,706      17,756,146
    Cost of investments sold            (6,122,438)     (5,233,811)    (10,433,887)     (2,901,726)     (5,387,975)    (13,579,859)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                        (412,390)       (274,099)       (300,805)        (12,424)       (330,269)      4,176,287

    Net realized gains (losses) on
      investments                        2,299,688         626,246       9,991,811       1,646,869       1,722,349      25,875,481

  Net change in unrealized
    appreciation (depreciation) of
    investments                         (1,284,598)       (276,249)     (4,276,426)     (1,113,754)     (1,217,486)    (19,009,080)
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net      1,015,090         349,997       5,715,385         533,115         504,863       6,866,401
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    769,154         102,362       3,350,897         547,967         464,209       7,672,529
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                        IVY VIP         IVY VIP                         IVY VIP         IVY VIP         IVY VIP
                                       PATHFINDER      PATHFINDER     IVY VIP REAL     SCIENCE &       SMALL CAP       SMALL CAP
                                        MOD CONS        MODERATE       ESTATE SEC         TECH           GROWTH          VALUE
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    929,397       2,743,358         133,927              --              --         221,176
  Mortality, expense and
    administrative charges (note 3)       (914,724)     (2,717,789)       (190,605)       (950,966)       (387,733)       (758,744)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net          14,673          25,569         (56,678)       (950,966)       (387,733)       (537,568)
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               5,209,801      16,571,797       1,131,551       2,608,079       2,939,967       4,712,163

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  6,142,036      15,575,084       2,380,804      13,238,953       3,292,002      11,110,898
    Cost of investments sold            (6,100,647)    (12,851,845)       (957,305)    (10,572,761)     (2,356,777)     (8,883,421)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                          41,389       2,723,239       1,423,499       2,666,192         935,225       2,227,477

    Net realized gains (losses) on
      investments                        5,251,190      19,295,036       2,555,050       5,274,271       3,875,192       6,939,640

  Net change in unrealized
    appreciation (depreciation) of
    investments                         (4,042,206)    (14,649,917)     (2,163,481)     (4,446,638)     (2,921,904)      7,280,872
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net      1,208,984       4,645,119         391,569         827,633         953,288      14,220,512
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  1,223,657       4,670,688         334,891        (123,333)        565,555      13,682,944
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                      JANUS ASPEN                                     JANUS ASPEN
                                        IVY VIP       JANUS ASPEN     FLEXIBLE BOND   JANUS ASPEN     JANUS ASPEN     PERK MID CP
                                         VALUE        BALANCED SS          SS           FORTY SS      OVERSEAS SS        VAL SS
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $  1,124,210         433,260         364,239              --       1,994,075         210,479
  Mortality, expense and
    administrative charges (note 3)     (1,228,950)       (315,651)       (191,124)       (548,439)       (582,712)       (340,082)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net        (104,740)        117,609         173,115        (548,439)      1,411,363        (129,603)
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund              10,880,958         316,156              --       5,719,616       1,382,331       3,178,690

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                 18,832,486       4,568,683         903,568      13,063,278       5,559,668       3,009,205
    Cost of investments sold           (20,621,818)     (4,254,696)       (907,189)    (16,456,271)     (7,466,302)     (2,895,456)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                      (1,789,332)        313,987          (3,621)     (3,392,993)     (1,906,634)        113,749

    Net realized gains (losses) on
      investments                        9,091,626         630,143          (3,621)      2,326,623        (524,303)      3,292,439

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (567,077)       (124,870)       (264,478)     (1,491,706)     (4,371,883)        558,687
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net      8,524,549         505,273        (268,099)        834,917      (4,896,186)      3,851,126
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  8,419,809         622,882         (94,984)        286,478      (3,484,823)      3,721,523
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                        MFS VIT
                                       MFS VIT II       MID CAP       MORGSTANLEY     MORNINGSTAR     MORNINGSTAR     MORNINGSTAR
                                          INTL        GROWTH SER      UIF EMG MK     AGGR GROWTH     BALANCED ETF    CONSERVATIVE
                                        VALUE SC          SC            EQ CL 2          ETF II           II            ETF II
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    104,269              --         103,230         105,238       1,009,855         219,093
  Mortality, expense and
    administrative charges (note 3)       (116,000)        (20,422)       (344,178)       (116,136)       (846,968)       (209,802)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net         (11,731)        (20,422)       (240,948)        (10,898)        162,887           9,291
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 210,820         103,456              --         411,708       2,913,688         377,260

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    638,990         509,517       3,579,394       2,096,931       5,886,310       1,765,870
    Cost of investments sold              (660,272)       (499,285)     (3,697,722)     (1,668,862)     (4,996,405)     (1,830,605)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                         (21,282)         10,232        (118,328)        428,069         889,905         (64,735)

    Net realized gains (losses) on
      investments                          189,538         113,688        (118,328)        839,777       3,803,593         312,525

  Net change in unrealized
    appreciation (depreciation) of
    investments                            (63,733)        (58,970)      1,622,569         (95,874)         11,520          67,232
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net        125,805          54,718       1,504,241         743,903       3,815,113         379,757
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    114,074          34,296       1,263,293         733,005       3,978,000         389,048
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                       MORNINGSTAR
                                      MORNINGSTAR        INC &         NEUBERGER      OPPENHEIMER     OPPENHEIMER      PIMCO VIT
                                       GROWTH ETF      GROWTH ETF      BERMAN SOC      INTL GROW       MS SM CAP      GLB DIV ALL
                                           II              II          RESP S CL         VA SS           VA SS           ADV CL
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    346,315         471,674          14,581         291,323           7,765       1,501,829
  Mortality, expense and
    administrative charges (note 3)       (360,669)       (416,535)        (39,998)       (528,788)        (50,646)     (1,237,031)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net         (14,354)         55,139         (25,417)       (237,465)        (42,881)        264,798
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               1,062,458       1,442,572         107,281         802,708         119,532         207,452

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  2,930,712       3,112,685         283,155       2,809,733         640,951       4,722,368
    Cost of investments sold            (1,859,804)     (3,099,392)       (259,430)     (2,775,866)       (754,147)     (5,298,783)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                       1,070,908          13,293          23,725          33,867        (113,196)       (576,415)

    Net realized gains (losses) on
      investments                        2,133,366       1,455,865         131,006         836,575           6,336        (368,963)

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (273,584)       (183,100)        116,604      (2,078,671)        542,419       5,823,911
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net      1,859,782       1,272,765         247,610      (1,242,096)        548,755       5,454,948
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  1,845,428       1,327,904         222,193      (1,479,561)        505,874       5,719,746
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                       PIMCO VIT       PIMCO VIT       PUTNAM VT       PUTNAM VT       PUTNAM VT       PUTNAM VT
                                        LOW DUR       TOTAL RETURN       EQUITY        GROWTH AND      GROWTH OPP     INTER EQ CL
                                      PORT ADV CL        ADV CL       INCOME CL IB     INC CL IB       CL IB (a)           IB
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    866,938       3,218,348          94,666         151,737              --         107,093
  Mortality, expense and
    administrative charges (note 3)       (919,477)     (2,381,840)        (74,591)       (138,854)        (11,619)        (49,563)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net         (52,539)        836,508          20,075          12,883         (11,619)         57,530
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      --              --          89,124         267,969              --              --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  6,672,169      19,842,698         798,480       5,036,714       3,436,257         567,951
    Cost of investments sold            (6,788,674)    (20,634,894)       (640,348)     (5,019,336)     (3,652,593)       (425,173)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                        (116,505)       (792,196)        158,132          17,378        (216,336)        142,778

    Net realized gains (losses) on
      investments                         (116,505)       (792,196)        247,256         285,347        (216,336)        142,778

  Net change in unrealized
    appreciation (depreciation) of
    investments                             52,219       1,808,673         330,395         878,437        (268,872)       (328,853)
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net        (64,286)      1,016,477         577,651       1,163,784        (485,208)       (186,075)
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (116,825)      1,852,985         597,726       1,176,667        (496,827)       (128,545)
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                                          SFT             SFT             SFT
                                       PUTNAM VT         PUTNAM           SFT           ADVANTUS        ADVANTUS        ADVANTUS
                                       MULTI-CAP       VT VOYAGER       ADVANTUS        DYNAMIC        GOVT MONEY      INDEX 400
                                       GRO CL IB       CL IB (b)       BOND CL 2        MGD VOL          MARKET         MC CL 2
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $     30,494          85,005              --              --              --              --
  Mortality, expense and
    administrative charges (note 3)        (74,868)       (105,430)     (2,730,312)     (3,309,954)       (488,611)       (862,385)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net         (44,374)        (20,425)     (2,730,312)     (3,309,954)       (488,611)       (862,385)
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 422,322         297,289              --              --              --              --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  4,269,075       9,166,309      17,568,478       9,321,701      19,957,640       9,125,255
    Cost of investments sold            (4,125,486)     (9,489,730)    (12,527,977)     (8,137,957)    (19,957,640)     (5,029,620)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                         143,589        (323,421)      5,040,501       1,183,744              --       4,095,635

    Net realized gains (losses) on
      investments                          565,911         (26,132)      5,040,501       1,183,744              --       4,095,635

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (175,456)        726,977       3,284,931      18,533,704          17,305       9,022,549
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net        390,455         700,845       8,325,432      19,717,448          17,305      13,118,184
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    346,081         680,420       5,595,120      16,407,494        (471,306)     12,255,799
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                          SFT                             SFT             SFT             SFT
                                        ADVANTUS          SFT           ADVANTUS        ADVANTUS        ADVANTUS
                                       INDEX 500      ADVANTUS INTL     MGD VOL         MORTGAGE      REAL ESTATE       SFT IVY
                                          CL 2         BOND CL 2         EQUITY           CL 2            CL 2           GROWTH
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $         --              --              --              --              --              --
  Mortality, expense and
    administrative charges (note 3)     (1,857,155)     (1,118,292)     (1,271,417)       (838,641)     (1,085,864)     (2,582,832)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net      (1,857,155)     (1,118,292)     (1,271,417)       (838,641)     (1,085,864)     (2,582,832)
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      --              --              --              --              --              --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                 20,104,031       8,211,543         661,261       7,140,568      11,323,712      28,397,975
    Cost of investments sold            (8,283,611)     (5,670,695)       (645,928)     (5,556,764)     (5,265,172)    (23,963,955)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                      11,820,420       2,540,848          15,333       1,583,804       6,058,540       4,434,020

    Net realized gains (losses) on
      investments                       11,820,420       2,540,848          15,333       1,583,804       6,058,540       4,434,020

  Net change in unrealized
    appreciation (depreciation) of
    investments                          8,018,285         (42,912)      1,049,280        (789,191)     (2,651,198)     (2,975,510)
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net     19,838,705       2,497,936       1,064,613         794,613       3,407,342       1,458,510
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $ 17,981,550       1,379,644        (206,804)        (44,028)      2,321,478      (1,124,322)
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                        SFT IVY       SFT PYRAMIS                       TOPS MGD        TOPS MGD        TOPS MGD
                                       SMALL CAP      CORE EQUITY     SFT T. ROWE     RISK BAL ETF     RISK FLEX      RISK GROWTH
                                         GROWTH           CL 2        PRICE VALUE         CL 2            ETF           ETF CL 2
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $         --              --              --         300,524         621,723       1,375,811
  Mortality, expense and
    administrative charges (note 3)       (587,568)       (821,237)     (1,781,988)       (334,937)     (1,148,016)     (1,257,629)
  Fees waived (note 3)                      11,200          94,040          15,865              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net        (576,368)       (727,197)     (1,766,123)        (34,413)       (526,293)        118,182
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      --              --              --              --              --              --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  7,363,004      13,032,790      16,005,448       2,444,249       2,717,596      16,456,668
    Cost of investments sold            (6,475,387)    (11,418,328)    (14,743,215)     (2,420,908)     (2,772,526)    (16,841,265)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                         887,617       1,614,462       1,262,233          23,341         (54,930)       (384,597)

    Net realized gains (losses) on
      investments                          887,617       1,614,462       1,262,233          23,341         (54,930)       (384,597)

  Net change in unrealized
    appreciation (depreciation) of
    investments                          7,934,827       1,038,005      11,222,526       1,052,697       3,608,630       3,512,847
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net      8,822,444       2,652,467      12,484,759       1,076,038       3,553,700       3,128,250
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  8,246,076       1,925,270      10,718,636       1,041,625       3,027,407       3,246,432
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                        TOPS MGD
                                      RISK MOD GRO
                                        ETF CL 2         TOTALS
                                      ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    391,150      49,872,240
  Mortality, expense and
    administrative charges (note 3)       (382,878)    (73,621,573)
  Fees waived (note 3)                          --        121,105
                                      ------------    ------------
    Investment income (loss) - net           8,272     (23,628,228)
                                      ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      --     177,858,001

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  6,250,630     671,445,200
    Cost of investments sold            (6,364,698)   (632,389,567)
                                      ------------    ------------
  Realized gains (losses) on sales
    of investments                        (114,068)     39,055,633

    Net realized gains (losses) on
      investments                         (114,068)    216,913,634

  Net change in unrealized
    appreciation (depreciation)
    of investments                       1,335,495      26,219,507
                                      ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net      1,221,427     243,126,869
                                      ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  1,229,699     219,504,913
                                      ============    ============

See accompanying notes to financial statements.

--------
(a) For the period from November 21, 2016 through December 31, 2016.
(b) For the period from January 1, 2016 through November 21, 2016.

                                                                     (Continued)


                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                          AB VPS                       AM CENTURY      AM CENTURY     AMER FUNDS     AMER FUNDS IS
                                        DYNASSTALL     AB VPS INTL    VP INC & GRO     VP INFL PRO   IS GLBL BOND     GLBL GROWTH
                                           CL B        VALUE CL B         CL II           CL II          CL 2            CL 2
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $     (590,167)         5,228          12,060         401,913        (68,250)        (27,246)
  Net realized gains (losses) on
    investments                            1,528,161         80,048         858,795        (537,961)        98,029       1,269,426
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (4,324,485)       (76,239)     (1,191,972)     (2,930,531)      (311,812)       (795,119)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations        (3,386,491)         9,037        (321,117)     (3,066,579)      (282,033)        447,061
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments              55,829,742        981,694         785,452       3,759,919      2,997,434       4,282,559
  Contract terminations, withdrawal
    payments and charges                    (590,930)      (987,526)     (1,319,863)     (7,428,551)      (786,263)     (3,060,170)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --             --              22            (921)            --              --
  Annuity benefit payments                        --             --            (357)        (11,218)            --              --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              55,238,812         (5,832)       (534,746)     (3,680,771)     2,211,171       1,222,389
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         51,852,321          3,205        (855,863)     (6,747,350)     1,929,138       1,669,450
Net assets at the beginning of year
  or period                               51,576,228        816,341       3,998,749      79,348,477      4,224,257       8,536,287
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $  103,428,549        819,546       3,142,886      72,601,127      6,153,395      10,205,737
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $     (987,070)        (3,060)         22,534         268,122        (60,025)        (45,516)
  Net realized gains (losses) on
    investments                              186,974        (13,657)        290,220        (409,996)       (63,738)        496,657
  Net change in unrealized
    appreciation (depreciation)            3,300,546         (1,307)         58,718       2,194,132        101,717        (445,934)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations         2,500,450        (18,024)        371,472       2,052,258        (22,046)          5,207
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments              31,671,665        101,179       2,106,148       3,156,184      4,438,648       4,580,784
  Contract terminations, withdrawal
    payments and charges                  (4,936,437)      (132,360)     (1,013,106)     (8,684,849)    (1,642,832)     (3,627,294)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --             --              15              41           (492)             --
  Annuity benefit payments                        --             --            (340)         (7,350)        (1,383)             --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              26,735,228        (31,181)      1,092,717      (5,535,974)     2,793,941         953,490
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         29,235,678        (49,205)      1,464,189      (3,483,716)     2,771,895         958,697
Net assets at the beginning of year
  or period                              103,428,549        819,546       3,142,886      72,601,127      6,153,395      10,205,737
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $  132,664,227        770,341       4,607,075      69,117,411      8,925,290      11,164,434
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                                                                      AMER FUNDS
                                        AMER FUNDS     AMER FUNDS       AMER FUNDS                     AMER FUNDS       IS US
                                        IS GLBL SM      IS GROWTH     IS GROWTH-INC   AMER FUNDS IS  IS NEW WORLD      GOVT/AAA
                                         CP CL 2          CL 2            CL 2          INTL CL 2         CL 2           CL 2
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $      (76,714)      (208,583)         14,853          17,970        (59,346)         13,022
  Net realized gains (losses) on
    investments                              445,002      5,334,626       2,453,373         999,873        321,626          47,628
  Net change in unrealized
    appreciation (depreciation) of
    investments                             (709,112)    (4,021,117)     (2,608,692)     (1,918,782)      (586,752)        (52,091)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (340,824)     1,104,926        (140,466)       (900,939)      (324,472)          8,559
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               4,554,968      8,508,191       9,041,390       2,758,899      3,126,777       3,212,090
  Contract terminations, withdrawal
    payments and charges                  (1,888,360)    (1,254,519)     (1,240,695)     (1,588,037)    (1,254,483)     (1,574,695)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --            122             172              --             --              24
  Annuity benefit payments                        --           (333)         (2,326)             --             --            (983)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions               2,666,608      7,253,461       7,798,541       1,170,862      1,872,294       1,636,436
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets          2,325,784      8,358,387       7,658,075         269,923      1,547,822       1,644,995
Net assets at the beginning of year
  or period                                4,298,890     20,328,839      12,539,893      14,093,439      5,741,818       7,477,491
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    6,624,674     28,687,226      20,197,968      14,363,362      7,289,640       9,122,486
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $      (85,841)      (221,704)         26,411          (3,288)       (49,504)          2,703
  Net realized gains (losses) on
    investments                            1,054,637      2,768,513       2,697,802       1,248,651        (73,939)        220,940
  Net change in unrealized
    appreciation (depreciation)             (827,178)      (103,198)       (377,046)       (850,687)       441,861        (333,831)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           141,618      2,443,611       2,347,167         394,676        318,418        (110,188)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               2,754,104      7,689,433       8,959,707       2,343,099      3,244,773       6,085,522
  Contract terminations, withdrawal
    payments and charges                  (1,444,739)    (3,507,054)     (1,187,555)     (2,602,554)    (1,499,066)     (2,686,976)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                 (635)           155            (110)             --           (138)             65
  Annuity benefit payments                      (195)        (2,058)         (2,369)             --           (838)           (944)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions               1,308,535      4,180,476       7,769,673        (259,455)     1,744,731       3,397,667
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets          1,450,153      6,624,087      10,116,840         135,221      2,063,149       3,287,479
Net assets at the beginning of year
  or period                                6,624,674     28,687,226      20,197,968      14,363,362      7,289,640       9,122,486
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    8,074,827     35,311,313      30,314,808      14,498,583      9,352,789      12,409,965
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ---------------------------------------------------------------------------------------------
                                       CLEARBRIDGE    FIDELITY VIP                                     FRANKLIN      FRANKLIN SMALL
                                        VAR SM GRO       EQUITY-      FIDELITY VIP    FRANKLIN DEV    MUTUAL SHS      CP VAL VIP
                                        CL II (a)      INCOME SC2      MID CAP SC2    MKTS VIP CL 2    VIP CL 2          CL 2
                                      --------------  -------------   -------------   -------------  -------------   --------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $       (4,167)     1,114,072        (473,458)        150,619        125,604        (214,645)
  Net realized gains (losses) on
    investments                                6,928      6,581,120       6,550,198       2,503,479      1,432,217       4,829,548
  Net change in unrealized
    appreciation (depreciation)
    of investments                           (27,628)   (11,972,463)     (7,086,056)     (7,514,742)    (1,992,481)     (6,921,814)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           (24,867)    (4,277,271)     (1,009,316)     (4,860,644)      (434,660)     (2,306,911)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments                 899,309      1,559,071       1,538,580       3,706,897        284,950       2,757,216
  Contract terminations, withdrawal
    payments and charges                     (25,422)   (11,077,101)     (6,960,871)     (3,686,275)    (2,318,616)     (2,105,332)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --          4,231           7,376           1,240             76              47
  Annuity benefit payments                        --        (88,902)        (45,989)        (11,991)        (2,349)         (4,380)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions                 873,887     (9,602,701)     (5,460,904)          9,871     (2,035,939)        647,551
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets            849,020    (13,879,972)     (6,470,220)     (4,850,773)    (2,470,599)     (1,659,360)
Net assets at the beginning of year
  or period                                       --     84,793,006      43,106,140      24,440,100      8,915,822      25,728,082
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $      849,020     70,913,034      36,635,920      19,589,327      6,445,223      24,068,722
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $      (18,775)       602,109        (396,229)       (115,726)        36,326        (182,255)
  Net realized gains (losses) on
    investments                               34,830      3,951,121       3,729,055        (450,933)       783,067       4,650,545
  Net change in unrealized
    appreciation (depreciation)               96,162      6,151,193         243,132       3,553,870        (10,376)      2,175,393
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           112,217     10,704,423       3,575,958       2,987,211        809,017       6,643,683
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments                 985,856      8,949,426       1,853,433       5,348,528        117,962       8,933,292
  Contract terminations, withdrawal
    payments and charges                    (246,316)    (8,626,734)     (5,529,395)     (6,634,364)    (1,125,845)     (3,149,929)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                    3          5,406           7,651        (112,616)           148             (17)
  Annuity benefit payments                      (272)       (64,990)        (33,373)        (10,101)        (2,189)         (5,330)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions                 739,271        263,108      (3,701,684)     (1,408,553)    (1,009,924)      5,778,016
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets            851,488     10,967,531        (125,726)      1,578,658       (200,907)     12,421,699
Net assets at the beginning of year
  or period                                  849,020     70,913,034      36,635,920      19,589,327      6,445,223      24,068,722
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    1,700,508     81,880,565      36,510,194      21,167,985      6,244,316      36,490,421
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                       FRANKLIN SM-      GOLDMAN         GOLDMAN       INVESCO VI                     INVESCO VI
                                       MD CP GR VIP    SACHS VI HQ    SACHS VIT GBL    AMER VALUE     INVESCO VI     EQUITY & INC
                                           CL 2         FLT RT SS       TRNDS SS          SR II      COMSTOCK SR II      SR II
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $     (138,058)      (392,974)     (1,064,284)       (110,711)        85,818          32,802
  Net realized gains (losses) on
    investments                            2,869,956        (91,067)      2,250,773       1,093,534      3,121,993         444,333
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (3,115,120)      (241,912)     (7,554,160)     (1,889,703)    (6,783,301)       (638,325)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (383,222)      (725,953)     (6,367,671)       (906,880)    (3,575,490)       (161,190)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               2,000,202      3,330,526      44,631,442       3,402,575      8,255,073       1,373,572
  Contract terminations, withdrawal
    payments and charges                  (2,947,737)    (3,192,237)     (2,334,246)     (1,025,742)    (5,935,080)       (609,458)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                1,501              2              --              34            156              --
  Annuity benefit payments                   (12,071)        (2,088)             --            (129)        (6,701)             --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions                (958,105)       136,203      42,297,196       2,376,738      2,313,448         764,114
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (1,341,327)      (589,750)     35,929,525       1,469,858     (1,262,042)        602,924
Net assets at the beginning of year
  or period                               11,531,092     38,600,763      61,108,844       6,105,164     49,751,315       3,539,985
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   10,189,765     38,011,013      97,038,369       7,575,022     48,489,273       4,142,909
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $     (114,414)      (170,764)     (1,197,079)       (112,612)       (70,361)          2,796
  Net realized gains (losses) on
    investments                              310,002       (155,332)       (186,289)         59,621      7,484,037           6,652
  Net change in unrealized
    appreciation (depreciation)               87,777        155,632       4,764,863       1,211,754        180,876         549,205
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           283,365       (170,464)      3,381,495       1,158,763      7,594,552         558,653
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               1,326,972      4,170,316      23,873,915       2,671,837      3,544,484       1,689,203
  Contract terminations, withdrawal
    payments and charges                  (2,939,025)    (3,087,961)     (6,381,824)     (2,174,966)    (9,035,966)     (1,352,111)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                  803           (133)             --            (594)          (925)             --
  Annuity benefit payments                   (10,121)        (3,153)             --            (600)        (7,733)             --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (1,621,371)     1,079,069      17,492,091         495,677     (5,500,140)        337,092
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (1,338,006)       908,605      20,873,586       1,654,440      2,094,412         895,745
Net assets at the beginning of year
  or period                               10,189,765     38,011,013      97,038,369       7,575,022     48,489,273       4,142,909
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    8,851,759     38,919,618     117,911,955       9,229,462     50,583,685       5,038,654
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                        INVESCO VI
                                       GROWTH & INC   INVESCO VI SM   IVY VIP ASSET      IVY VIP                     IVY VIP CORE
                                          SR II       CAP EQTY SR II    STRATEGY        BALANCED     IVY VIP BOND       EQUITY
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $       32,065       (328,779)     (2,149,205)       (436,427)     2,331,985      (1,107,634)
  Net realized gains (losses) on
    investments                              772,774      6,073,001      34,093,290      18,720,431       (384,439)     19,825,635
  Net change in unrealized
    appreciation (depreciation) of
    investments                             (959,832)    (7,263,338)    (51,317,411)    (20,115,354)    (3,531,174)    (20,775,042)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (154,993)    (1,519,116)    (19,373,326)     (1,831,350)    (1,583,628)     (2,057,041)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments                 544,436      1,048,132       7,394,992       8,325,718      6,381,715       9,018,103
  Contract terminations, withdrawal
    payments and charges                  (1,041,214)    (2,590,703)    (27,447,692)    (16,145,644)   (13,709,082)    (13,715,223)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --           (117)          9,161           2,457          1,448          10,718
  Annuity benefit payments                        --         (2,332)       (135,522)       (369,292)       (30,541)        (52,159)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions                (496,778)    (1,545,020)    (20,179,061)     (8,186,761)    (7,356,460)     (4,738,561)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets           (651,771)    (3,064,136)    (39,552,387)    (10,018,111)    (8,940,088)     (6,795,602)
Net assets at the beginning of year
  or period                                3,523,821     23,608,195     217,560,150     130,175,660    146,697,373     109,770,382
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    2,872,050     20,544,059     178,007,763     120,157,549    137,757,285     102,974,780
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $      (18,947)      (293,741)     (1,335,702)        158,439      1,396,410        (930,175)
  Net realized gains (losses) on
    investments                              253,008      2,288,232      (2,452,406)     15,191,944     (1,135,673)     10,386,485
  Net change in unrealized
    appreciation (depreciation)              159,679         39,984      (3,035,417)    (14,661,489)     3,324,305      (7,020,835)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           393,740      2,034,475      (6,823,525)        688,894      3,585,042       2,435,475
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               6,440,410        911,159       3,533,077       5,637,880      5,267,087       5,375,451
  Contract terminations, withdrawal
    payments and charges                    (630,468)    (2,676,490)    (29,296,611)    (15,843,990)   (13,864,572)    (11,450,281)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --            (31)         (6,244)       (270,317)            52           6,930
  Annuity benefit payments                        --         (2,043)        (58,793)       (322,870)       (26,154)        (50,345)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions               5,809,942     (1,767,405)    (25,828,571)    (10,799,297)    (8,623,587)     (6,118,245)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets          6,203,682        267,070     (32,652,096)    (10,110,403)    (5,038,545)     (3,682,770)
Net assets at the beginning of year
  or period                                2,872,050     20,544,059     178,007,763     120,157,549    137,757,285     102,974,780
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    9,075,732     20,811,129     145,355,667     110,047,146    132,718,740      99,292,010
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                                                        IVY VIP
                                         IVY VIP         IVY VIP      IVY VIP GLBL       IVY VIP        GLOBAL       IVY VIP GOVT
                                       DIVIDEND OPP      ENERGY        NATURAL RES     GLOBAL BOND      GROWTH       MONEY MARKET
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $      (30,720)      (100,070)       (491,086)        165,189       (750,090)       (158,850)
  Net realized gains (losses) on
    investments                            3,591,229        240,173         416,464         (25,918)     3,815,962              --
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (4,419,837)    (1,879,361)     (8,666,743)       (416,018)    (1,575,259)             --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (859,328)    (1,739,258)     (8,741,365)       (276,747)     1,490,613        (158,850)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments                 710,482      1,625,324      10,063,242         856,064      2,939,541       7,214,114
  Contract terminations, withdrawal
    payments and charges                  (3,902,486)    (1,279,124)     (4,533,502)     (1,114,007)    (8,159,984)     (6,537,397)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                1,206            411             248              --          2,621              25
  Annuity benefit payments                   (13,169)        (1,239)         (4,597)         (1,841)       (13,673)           (496)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (3,203,967)       345,372       5,525,391        (259,784)    (5,231,495)        676,246
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (4,063,295)    (1,393,886)     (3,215,974)       (536,531)    (3,740,882)        517,396
Net assets at the beginning of year
  or period                               26,486,148      7,072,992      33,736,824       7,234,714     72,784,181      12,251,690
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   22,422,853      5,679,106      30,520,850       6,698,183     69,043,299      12,769,086
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $      (30,480)       (84,843)       (275,325)        149,031       (790,525)       (129,826)
  Net realized gains (losses) on
    investments                            2,296,389        131,636        (808,466)        (66,692)     2,102,428             333
  Net change in unrealized
    appreciation (depreciation)           (1,107,411)     1,824,862       8,124,926         279,904     (4,302,771)             --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations         1,158,498      1,871,655       7,041,135         362,243     (2,990,868)       (129,493)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               1,615,909        923,590       8,914,305         517,602      3,252,143       5,149,679
  Contract terminations, withdrawal
    payments and charges                  (3,585,610)    (1,487,407)     (5,359,288)       (853,285)    (6,827,331)     (7,298,309)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period               (1,515)           276            (728)             (2)         1,906              (9)
  Annuity benefit payments                   (12,378)        (1,138)         (3,883)         (1,758)       (14,394)           (468)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (1,983,594)      (564,679)      3,550,406        (337,443)    (3,587,676)     (2,149,107)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets           (825,096)     1,306,976      10,591,541          24,800     (6,578,544)     (2,278,600)
Net assets at the beginning of year
  or period                               22,422,853      5,679,106      30,520,850       6,698,183     69,043,299      12,769,086
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   21,597,757      6,986,082      41,112,391       6,722,983     62,464,755      10,490,486
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                                         IVY VIP
                                          IVY VIP     IVY VIP HIGH    IVY VIP INTL    LIMITED-TERM   IVY VIP MICRO    IVY VIP MID
                                          GROWTH         INCOME        CORE EQUITY        BOND         CAP GROWTH     CAP GROWTH
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $     (841,833)     4,500,551         (52,172)         83,926       (366,181)       (950,583)
  Net realized gains (losses) on
    investments                            8,189,172      1,029,860      16,068,283        (118,798)     5,384,029       7,471,200
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (3,699,288)   (12,797,913)    (18,873,376)       (133,340)    (7,709,816)    (11,203,900)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations         3,648,051     (7,267,502)     (2,857,265)       (168,212)    (2,691,968)     (4,683,283)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               1,960,955      8,540,457       8,252,655       5,160,793      2,616,412       5,021,806
  Contract terminations, withdrawal
    payments and charges                  (9,596,824)   (14,018,199)    (22,337,394)     (3,163,358)    (6,355,667)     (6,832,773)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                2,677          2,132           2,870              --          1,498             505
  Annuity benefit payments                   (21,525)       (56,051)       (170,757)             --         (9,908)         (5,383)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (7,654,717)    (5,531,661)    (14,252,626)      1,997,435     (3,747,665)     (1,815,845)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (4,006,666)   (12,799,163)    (17,109,891)      1,829,223     (6,439,633)     (6,499,128)
Net assets at the beginning of year
  or period                               65,989,998     98,039,313     181,226,029      35,507,176     29,998,995      68,287,685
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   61,983,332     85,240,150     164,116,138      37,336,399     23,559,362      61,788,557
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $     (785,703)     5,219,586         111,542          70,085       (306,896)       (863,440)
  Net realized gains (losses) on
    investments                            6,513,145        508,431      (3,559,598)       (167,492)     1,779,897       5,434,859
  Net change in unrealized
    appreciation (depreciation)           (5,966,637)     6,249,235       2,846,453         299,740      1,245,658      (1,641,872)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (239,195)    11,977,252        (601,603)        202,333      2,718,659       2,929,547
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               1,195,010      7,653,902       5,844,605       5,595,576      2,106,843       2,709,431
  Contract terminations, withdrawal
    payments and charges                  (7,517,916)   (12,790,432)    (18,540,714)     (3,519,129)    (4,433,684)     (7,112,617)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                2,448          1,070         (96,426)             --          2,109             (31)
  Annuity benefit payments                   (20,266)       (41,738)       (141,565)             --         (7,518)         (6,340)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (6,340,724)    (5,177,198)    (12,934,100)      2,076,447     (2,332,250)     (4,409,557)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (6,579,919)     6,800,054     (13,535,703)      2,278,780        386,409      (1,480,010)
Net assets at the beginning of year
  or period                               61,983,332     85,240,150     164,116,138      37,336,399     23,559,362      61,788,557
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   55,403,413     92,040,204     150,580,435      39,615,179     23,945,771      60,308,547
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                                         IVY VIP        IVY VIP         IVY VIP
                                       IVY VIP PATH   IVY VIP PATH    IVY VIP PATH     PATHFINDER      PATHFINDER     PATHFINDER
                                       MOD AGG MVF     MOD CON MVF       MOD MVF       AGGRESSIVE       CONSERV        MOD AGGR
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $     (582,865)      (259,557)     (2,637,654)        233,189        (52,500)      2,626,725
  Net realized gains (losses) on
    investments                               36,475         50,738          97,420       1,925,391      2,634,880      26,408,319
  Net change in unrealized
    appreciation (depreciation) of
    investments                             (673,985)      (311,334)     (3,122,667)     (2,380,860)    (2,856,772)    (32,095,685)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations        (1,220,375)      (520,153)     (5,662,901)       (222,280)      (274,392)     (3,060,641)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments              21,769,782     14,141,529     147,376,237       2,748,236      1,500,249       2,475,211
  Contract terminations, withdrawal
    payments and charges                  (1,595,814)    (1,489,090)     (2,585,603)       (774,289)    (4,448,410)    (10,043,307)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --             --              --              --             --              --
  Annuity benefit payments                        --             --              --              --        (15,097)             --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              20,173,968     12,652,439     144,790,634       1,973,947     (2,963,258)     (7,568,096)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         18,953,593     12,132,286     139,127,733       1,751,667     (3,237,650)    (10,628,737)
Net assets at the beginning of year
  or period                               33,433,493     13,808,708     127,553,733      16,387,496     37,621,745     262,812,222
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   52,387,086     25,940,994     266,681,466      18,139,163     34,384,095     252,183,485
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $     (245,936)      (247,635)     (2,364,488)         14,852        (40,654)        806,128
  Net realized gains (losses) on
    investments                            2,299,688        626,246       9,991,811       1,646,869      1,722,349      25,875,481
  Net change in unrealized
    appreciation (depreciation)           (1,284,598)      (276,249)     (4,276,426)     (1,113,754)    (1,217,486)    (19,009,080)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           769,154        102,362       3,350,897         547,967        464,209       7,672,529
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments              14,301,461     12,797,657      84,423,160       1,412,238      1,982,764         914,930
  Contract terminations, withdrawal
    payments and charges                  (5,389,113)    (4,753,136)     (9,317,330)     (2,716,183)    (4,660,966)    (14,763,475)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --             --              --              --            (15)             --
  Annuity benefit payments                        --             --              --              --        (13,968)             --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions               8,912,348      8,044,521      75,105,830      (1,303,945)    (2,692,185)    (13,848,545)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets          9,681,502      8,146,883      78,456,727        (755,978)    (2,227,976)     (6,176,016)
Net assets at the beginning of year
  or period                               52,387,086     25,940,994     266,681,466      18,139,163     34,384,095     252,183,485
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   62,068,588     34,087,877     345,138,193      17,383,185     32,156,119     246,007,469
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                         IVY VIP         IVY VIP                         IVY VIP
                                        PATHFINDER     PATHFINDER     IVY VIP REAL      SCIENCE &    IVY VIP SMALL   IVY VIP SMALL
                                         MOD CONS       MODERATE       ESTATE SEC         TECH        CAP GROWTH       CAP VALUE
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $      150,999        873,334         (74,135)     (1,106,043)      (450,855)       (762,297)
  Net realized gains (losses) on
    investments                            7,160,883     23,512,206       3,076,793       7,811,151      5,784,246       6,291,965
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (7,975,836)   (26,372,181)     (2,560,629)    (10,099,757)    (4,808,589)     (9,659,869)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (663,954)    (1,986,641)        442,029      (3,394,649)       524,802      (4,130,201)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               1,041,760      2,716,581         871,719      12,803,242      1,294,941       2,720,267
  Contract terminations, withdrawal
    payments and charges                  (5,752,081)   (14,134,899)     (3,706,029)    (11,522,942)    (5,267,991)    (11,289,652)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --             73             383           2,674            516           2,642
  Annuity benefit payments                        --         (2,235)         (3,789)        (42,979)        (4,101)        (32,771)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (4,710,321)   (11,420,480)     (2,837,716)      1,239,995     (3,976,635)     (8,599,514)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (5,374,275)   (13,407,121)     (2,395,687)     (2,154,654)    (3,451,833)    (12,729,715)
Net assets at the beginning of year
  or period                               79,249,009    229,539,028      15,374,171      73,024,419     31,835,084      66,189,449
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   73,874,734    216,131,907      12,978,484      70,869,765     28,383,251      53,459,734
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $       14,673         25,569         (56,678)       (950,966)      (387,733)       (537,568)
  Net realized gains (losses) on
    investments                            5,251,190     19,295,036       2,555,050       5,274,271      3,875,192       6,939,640
  Net change in unrealized
    appreciation (depreciation)           (4,042,206)   (14,649,917)     (2,163,481)     (4,446,638)    (2,921,904)      7,280,872
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations         1,223,657      4,670,688         334,891        (123,333)       565,555      13,682,944
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments                 667,586      1,134,838       1,084,885       3,766,031      1,952,405       6,736,542
  Contract terminations, withdrawal
    payments and charges                  (5,279,600)   (12,978,067)     (2,250,037)    (12,571,818)    (3,034,207)    (10,304,453)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --           (725)            (12)        (14,044)           102        (211,956)
  Annuity benefit payments                        --         (2,586)         (3,383)        (35,730)        (2,632)        (30,186)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (4,612,014)   (11,846,540)     (1,168,547)     (8,855,561)    (1,084,332)     (3,810,053)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (3,388,357)    (7,175,852)       (833,656)     (8,978,894)      (518,777)      9,872,891
Net assets at the beginning of year
  or period                               73,874,734    216,131,907      12,978,484      70,869,765     28,383,251      53,459,734
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   70,486,377    208,956,055      12,144,828      61,890,871     27,864,474      63,332,625
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                       JANUS ASPEN                                    JANUS ASPEN
                                                       JANUS ASPEN    FLEXIBLE BOND    JANUS ASPEN    JANUS ASPEN     PERK MID CP
                                      IVY VIP VALUE    BALANCED SS       SS (a)         FORTY SS      OVERSEAS SS       VAL SS
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $     (564,632)       (14,126)         34,707        (558,114)      (458,318)        (98,507)
  Net realized gains (losses) on
    investments                           14,348,261      1,157,585            (142)     10,248,276      1,173,628       2,771,610
  Net change in unrealized
    appreciation (depreciation) of
    investments                          (18,939,852)    (1,355,220)       (115,568)     (5,858,324)    (5,488,880)     (3,892,961)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations        (5,156,223)      (211,761)        (81,003)      3,831,838     (4,773,570)     (1,219,858)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments              10,185,229      4,679,278       7,863,197      12,664,506      4,640,603       1,314,403
  Contract terminations, withdrawal
    payments and charges                 (15,416,450)    (3,479,329)       (207,423)    (11,292,728)    (8,598,188)     (1,611,884)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                1,784           (660)             --           3,563          3,398              22
  Annuity benefit payments                   (87,511)        (5,709)             --         (29,939)       (33,166)         (1,759)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (5,316,948)     1,193,580       7,655,774       1,345,402     (3,987,353)       (299,218)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets        (10,473,171)       981,819       7,574,771       5,177,240     (8,760,923)     (1,519,076)
Net assets at the beginning of year
  or period                              104,574,213     21,223,172              --      36,077,983     54,691,693      24,134,583
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   94,101,042     22,204,991       7,574,771      41,255,223     45,930,770      22,615,507
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $     (104,740)       117,609         173,115        (548,439)     1,411,363        (129,603)
  Net realized gains (losses) on
    investments                            9,091,626        630,143          (3,621)      2,326,623       (524,303)      3,292,439
  Net change in unrealized
    appreciation (depreciation)             (567,077)      (124,870)       (264,478)     (1,491,706)    (4,371,883)        558,687
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations         8,419,809        622,882         (94,984)        286,478     (3,484,823)      3,721,523
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               4,894,465      3,192,800      10,613,499       6,895,380      3,520,939       1,231,347
  Contract terminations, withdrawal
    payments and charges                 (17,811,618)    (4,381,590)       (873,978)    (12,687,634)    (5,174,682)     (2,752,122)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              (87,666)            (5)           (507)          4,235          2,283            (286)
  Annuity benefit payments                   (80,379)        (2,180)           (156)        (25,994)       (21,196)         (3,112)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions             (13,085,198)    (1,190,975)      9,738,858      (5,814,013)    (1,672,656)     (1,524,173)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (4,665,389)      (568,093)      9,643,874      (5,527,535)    (5,157,479)      2,197,350
Net assets at the beginning of year
  or period                               94,101,042     22,204,991       7,574,771      41,255,223     45,930,770      22,615,507
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   89,435,653     21,636,898      17,218,645      35,727,688     40,773,291      24,812,857
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                        MFS VIT II     MFS VIT MID     MORGSTANLEY     MORNINGSTAR    MORNINGSTAR     MORNINGSTAR
                                      INTL VALUE SC    CAP GROWTH      UIF EMG MK      AGGR GROWTH      BALANCED     CONSERVATIVE
                                           (a)           SER SC          EQ CL 2         ETF II          ETF II         ETF II
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $       15,779        (20,747)       (177,969)        (21,274)       (30,007)        (71,205)
  Net realized gains (losses) on
    investments                               16,956        275,358         208,569         366,403      3,370,958         373,790
  Net change in unrealized
    appreciation (depreciation) of
    investments                              (54,627)      (216,868)     (3,009,271)       (646,864)    (5,509,036)       (718,691)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           (21,892)        37,743      (2,978,671)       (301,735)    (2,168,085)       (416,106)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               4,418,404        694,735       3,828,067       1,446,864      2,399,775       2,826,518
  Contract terminations, withdrawal
    payments and charges                     (63,220)      (435,867)     (1,162,594)     (1,101,701)    (7,264,774)     (4,410,867)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --             --              15              --          1,343              --
  Annuity benefit payments                        --             --            (893)             --        (23,301)             --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions               4,355,184        258,868       2,664,595         345,163     (4,886,957)     (1,584,349)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets          4,333,292        296,611        (314,076)         43,428     (7,055,042)     (2,000,455)
Net assets at the beginning of year
  or period                                       --      1,048,754      22,901,375       7,019,361     66,091,049      15,536,483
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    4,333,292      1,345,365      22,587,299       7,062,789     59,036,007      13,536,028
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $      (11,731)       (20,422)       (240,948)        (10,898)       162,887           9,291
  Net realized gains (losses) on
    investments                              189,538        113,688        (118,328)        839,777      3,803,593         312,525
  Net change in unrealized
    appreciation (depreciation)              (63,733)       (58,970)      1,622,569         (95,874)        11,520          67,232
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           114,074         34,296       1,263,293         733,005      3,978,000         389,048
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               7,125,271        334,595       2,674,894       2,021,433      2,772,153       2,145,352
  Contract terminations, withdrawal
    payments and charges                    (617,712)      (493,576)     (3,389,486)     (2,019,683)    (5,214,030)     (1,607,894)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                 (648)            --            (279)             --         (9,503)             --
  Annuity benefit payments                      (195)            --          (1,470)             --        (22,317)             --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions               6,506,716       (158,981)       (716,341)          1,750     (2,473,697)        537,458
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets          6,620,790       (124,685)        546,952         734,755      1,504,303         926,506
Net assets at the beginning of year
  or period                                4,333,292      1,345,365      22,587,299       7,062,789     59,036,007      13,536,028
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   10,954,082      1,220,680      23,134,251       7,797,544     60,540,310      14,462,534
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                       MORNINGSTAR     MORNINGSTAR      NEUBERGER      OPPENHEIMER     OPPENHEIMER     PIMCO VIT
                                        GROWTH ETF     INC & GROWTH    BERMAN SOC     INTL GROW VA      MS SM CAP     GLB DIV ALL
                                            II            ETF II        RESP S CL          SS             VA SS         ADV CL
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $      (71,738)       (44,565)        (20,653)       (217,741)       (28,001)      1,033,652
  Net realized gains (losses) on
    investments                            1,509,410      1,801,429         287,435       3,573,626        419,865       3,672,081
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (2,399,299)    (2,720,400)       (317,257)     (2,803,152)      (619,801)     (9,639,474)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (961,627)      (963,536)        (50,475)        552,733       (227,937)     (4,933,741)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               1,159,440        918,700       1,046,939       4,531,854      1,548,494      41,893,832
  Contract terminations, withdrawal
    payments and charges                  (2,575,540)    (6,508,472)       (488,855)     (3,551,005)      (615,346)       (480,295)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --             --              --              75             --              --
  Annuity benefit payments                        --             --              --          (1,800)            --              --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (1,416,100)    (5,589,772)        558,084         979,124        933,148      41,413,537
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (2,377,727)    (6,553,308)        507,609       1,531,857        705,211      36,479,796
Net assets at the beginning of year
  or period                               25,745,659     34,904,814       1,681,074      34,504,984      2,111,345      40,321,539
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   23,367,932     28,351,506       2,188,683      36,036,841      2,816,556      76,801,335
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $      (14,354)        55,139         (25,417)       (237,465)       (42,881)        264,798
  Net realized gains (losses) on
    investments                            2,133,366      1,455,865         131,006         836,575          6,336        (368,963)
  Net change in unrealized
    appreciation (depreciation)             (273,584)      (183,100)        116,604      (2,078,671)       542,419       5,823,911
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations         1,845,428      1,327,904         222,193      (1,479,561)       505,874       5,719,746
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               1,418,266      1,132,531       1,101,904       3,446,761      1,102,562      23,352,670
  Contract terminations, withdrawal
    payments and charges                  (2,639,139)    (2,748,873)       (269,246)     (2,650,982)      (611,081)     (4,470,898)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --             --            (257)           (335)            --              --
  Annuity benefit payments                        --             --             (78)         (2,408)            --              --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (1,220,873)    (1,616,342)        832,323         793,036        491,481      18,881,772
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets            624,555       (288,438)      1,054,516        (686,525)       997,355      24,601,518
Net assets at the beginning of year
  or period                               23,367,932     28,351,506       2,188,683      36,036,841      2,816,556      76,801,335
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   23,992,487     28,063,068       3,243,199      35,350,316      3,813,911     101,402,853
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                        PIMCO VIT       PIMCO VIT       PUTNAM VT       PUTNAM VT      PUTNAM VT       PUTNAM VT
                                       LOW DUR PORT   TOTAL RETURN    EQUITY INCOME    GROWTH AND     GROWTH OPP       INTER EQ
                                          ADV CL         ADV CL           CL IB         INC CL IB      CL IB (b)         CL IB
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $    1,203,424      5,855,106           9,578          45,194             --         (11,219)
  Net realized gains (losses) on
    investments                                7,813      1,593,673         306,553         726,150             --          31,934
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (2,044,313)    (9,447,375)       (530,278)     (1,251,823)            --         (42,535)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (833,076)    (1,998,596)       (214,147)       (480,479)            --         (21,820)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               4,882,287     10,157,627         988,762       5,504,394             --         441,687
  Contract terminations, withdrawal
    payments and charges                  (5,335,984)   (12,836,566)       (857,576)     (5,114,733)            --        (823,945)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   44             98              69              97             --             186
  Annuity benefit payments                    (7,343)        (9,041)         (2,534)         (3,282)            --          (5,274)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions                (460,996)    (2,687,882)        128,721         386,476             --        (387,346)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (1,294,072)    (4,686,478)        (85,426)        (94,003)            --        (409,166)
Net assets at the beginning of year
  or period                               64,764,833    171,456,699       4,919,650       8,290,582             --       3,917,834
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   63,470,761    166,770,221       4,834,224       8,196,579             --       3,508,668
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $      (52,539)       836,508          20,075          12,883        (11,619)         57,530
  Net realized gains (losses) on
    investments                             (116,505)      (792,196)        247,256         285,347       (216,336)        142,778
  Net change in unrealized
    appreciation (depreciation)               52,219      1,808,673         330,395         878,437       (268,872)       (328,853)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (116,825)     1,852,985         597,726       1,176,667       (496,827)       (128,545)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               4,798,546      8,096,063         668,193       1,977,598      7,688,976         464,921
  Contract terminations, withdrawal
    payments and charges                  (6,265,422)   (18,300,985)       (741,708)     (4,973,849)    (3,431,454)       (527,668)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                 (605)          (431)            (46)           (883)           276            (528)
  Annuity benefit payments                    (7,843)       (11,442)         (2,402)         (3,111)          (406)         (4,509)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (1,475,324)   (10,216,795)        (75,963)     (3,000,245)     4,257,392         (67,784)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (1,592,149)    (8,363,810)        521,763      (1,823,578)     3,760,565        (196,329)
Net assets at the beginning of year
  or period                               63,470,761    166,770,221       4,834,224       8,196,579             --       3,508,668
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   61,878,612    158,406,411       5,355,987       6,373,001      3,760,565       3,312,339
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                        PUTNAM VT       PUTNAM VT                     SFT ADVANTUS   SFT ADVANTUS    SFT ADVANTUS
                                      MULTI-CAP GRO    VOYAGER CL     SFT ADVANTUS     DYNAMIC MGD    GOVT MONEY     INDEX 400 MC
                                          CL IB          IB (c)         BOND CL 2          VOL          MARKET           CL 2
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $      (47,502)        (5,892)     (2,690,722)     (2,624,300)      (500,356)       (909,370)
  Net realized gains (losses) on
    investments                              230,671      1,857,036       5,048,348       2,547,212             --       5,570,237
  Net change in unrealized
    appreciation (depreciation) of
    investments                             (264,539)    (2,143,903)     (4,704,208)    (10,027,076)            --      (7,184,849)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           (81,370)      (292,759)     (2,346,582)    (10,104,164)      (500,356)     (2,523,982)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments                 885,157      3,735,937      17,926,828     107,378,413     32,082,546       4,910,070
  Contract terminations, withdrawal
    payments and charges                    (466,001)    (5,506,134)    (16,063,429)    (24,831,823)   (32,736,057)    (11,879,425)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --             --          (3,177)             --          1,577          (6,760)
  Annuity benefit payments                        --             --        (160,700)             --        (21,968)        (61,493)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions                 419,156     (1,770,197)      1,699,522      82,546,590       (673,902)     (7,037,608)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets            337,786     (2,062,956)       (647,060)     72,442,426     (1,174,258)     (9,561,590)
Net assets at the beginning of year
  or period                                3,625,258      9,206,811     193,902,325     131,044,394     38,132,876      76,637,719
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    3,963,044      7,143,855     193,255,265     203,486,820     36,958,618      67,076,129
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $      (44,374)       (20,425)     (2,730,312)     (3,309,954)      (488,611)       (862,385)
  Net realized gains (losses) on
    investments                              565,911        (26,132)      5,040,501       1,183,744             --       4,095,635
  Net change in unrealized
    appreciation (depreciation)             (175,456)       726,977       3,284,931      18,533,704         17,305       9,022,549
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           346,081        680,420       5,595,120      16,407,494       (471,306)     12,255,799
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               1,034,682      1,280,989      12,880,593      62,054,116     17,297,849      13,986,339
  Contract terminations, withdrawal
    payments and charges                  (4,211,916)    (9,105,264)    (15,924,650)     (8,702,721)   (19,451,319)     (8,508,565)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --             --          (3,535)             --       (193,750)          4,787
  Annuity benefit payments                        --             --        (131,860)             --        (14,789)        (62,022)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (3,177,234)    (7,824,275)     (3,179,452)     53,351,395     (2,362,009)      5,420,539
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (2,831,153)    (7,143,855)      2,415,668      69,758,889     (2,833,315)     17,676,338
Net assets at the beginning of year
  or period                                3,963,044      7,143,855     193,255,265     203,486,820     36,958,618      67,076,129
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    1,131,891             --     195,670,933     273,245,709     34,125,303      84,752,467
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                           SFT
                                                      SFT ADVANTUS      ADVANTUS                      SFT ADVANTUS
                                       SFT ADVANTUS     INTL BOND        MGD VOL      SFT ADVANTUS    REAL ESTATE       SFT IVY
                                      INDEX 500 CL 2       CL 2        EQUITY (d)     MORTGAGE CL 2       CL 2          GROWTH
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $   (1,878,652)    (1,223,174)         (2,831)       (846,777)    (1,155,318)     (2,947,152)
  Net realized gains (losses) on
    investments                           12,119,132      2,586,421              --       2,138,500      7,883,480       5,993,732
  Net change in unrealized
    appreciation (depreciation) of
    investments                          (10,354,751)    (6,378,692)         20,020        (380,899)    (4,182,968)      8,671,504
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (114,271)    (5,015,445)         17,189         910,824      2,545,194      11,718,084
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments              16,072,829      4,563,947       5,344,948       5,630,033     14,484,479       9,678,891
  Contract terminations, withdrawal
    payments and charges                 (16,784,311)    (6,087,606)             --      (8,665,747)   (20,930,305)    (35,796,766)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              493,035          5,994              --          (2,416)        (3,150)          1,795
  Annuity benefit payments                (5,347,779)       (39,103)             --         (82,340)       (78,095)       (256,050)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (5,566,226)    (1,556,768)      5,344,948      (3,120,470)    (6,527,071)    (26,372,130)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (5,680,497)    (6,572,213)      5,362,137      (2,209,646)    (3,981,877)    (14,654,046)
Net assets at the beginning of year
  or period                              181,518,328     91,906,893              --      61,251,416     82,446,929     224,075,624
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $  175,837,831     85,334,680       5,362,137      59,041,770     78,465,052     209,421,578
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $   (1,857,155)    (1,118,292)     (1,271,417)       (838,641)    (1,085,864)     (2,582,832)
  Net realized gains (losses) on
    investments                           11,820,420      2,540,848          15,333       1,583,804      6,058,540       4,434,020
  Net change in unrealized
    appreciation (depreciation)            8,018,285        (42,912)      1,049,280        (789,191)    (2,651,198)     (2,975,510)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations        17,981,550      1,379,644        (206,804)        (44,028)     2,321,478      (1,124,322)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments              18,512,945      4,346,018     172,392,042       6,572,152      6,904,375       3,883,133
  Contract terminations, withdrawal
    payments and charges                 (13,879,295)    (7,445,332)       (645,791)     (6,596,749)   (10,591,778)    (25,953,783)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              146,204          4,588              --          (3,474)         7,534        (211,293)
  Annuity benefit payments                (5,083,271)       (32,468)             --         (61,135)       (59,136)       (216,589)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions                (303,417)    (3,127,194)    171,746,251         (89,206)    (3,739,005)    (22,498,532)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         17,678,133     (1,747,550)    171,539,447        (133,234)    (1,417,527)    (23,622,854)
Net assets at the beginning of year
  or period                              175,837,831     85,334,680       5,362,137      59,041,770     78,465,052     209,421,578
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $  193,515,964     83,587,130     176,901,584      58,908,536     77,047,525     185,798,724
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                         SFT IVY       SFT PYRAMIS                      TOPS MGD                       TOPS MGD
                                        SMALL CAP      CORE EQUITY     SFT T. ROWE    RISK BAL ETF     TOPS MGD       RISK GROWTH
                                          GROWTH          CL 2         PRICE VALUE        CL 2       RISK FLEX ETF     ETF CL 2
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $     (610,315)      (836,129)     (1,942,222)        (48,862)      (515,041)        (54,467)
  Net realized gains (losses) on
    investments                              921,760      1,719,879       1,346,471         723,446        280,893       1,438,560
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (2,499,811)    (1,168,673)     (3,933,195)     (1,939,261)    (4,039,205)    (11,746,367)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations        (2,188,366)      (284,923)     (4,528,946)     (1,264,677)    (4,273,353)    (10,362,274)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               3,549,279      7,333,595       2,294,802       2,533,819     38,548,279       8,687,250
  Contract terminations, withdrawal
    payments and charges                  (7,815,909)   (13,183,076)    (15,869,410)     (2,933,503)    (3,503,545)     (7,937,759)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                1,825          4,249          (4,287)             --             --              --
  Annuity benefit payments                   (89,920)       (40,198)        (44,269)             --             --              --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (4,354,725)    (5,885,430)    (13,623,164)       (399,684)    35,044,734         749,491
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (6,543,091)    (6,170,353)    (18,152,110)     (1,664,361)    30,771,381      (9,612,783)
Net assets at the beginning of year
  or period                               51,323,384     66,977,999     146,020,559      22,633,674     36,414,844      99,082,427
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   44,780,293     60,807,646     127,868,449      20,969,313     67,186,225      89,469,644
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $     (576,368)      (727,197)     (1,766,123)        (34,413)      (526,293)        118,182
  Net realized gains (losses) on
    investments                              887,617      1,614,462       1,262,233          23,341        (54,930)       (384,597)
  Net change in unrealized
    appreciation (depreciation)            7,934,827      1,038,005      11,222,526       1,052,697      3,608,630       3,512,847
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations         8,246,076      1,925,270      10,718,636       1,041,625      3,027,407       3,246,432
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               2,844,158      1,231,337       2,189,867       3,822,585     26,583,875       2,976,344
  Contract terminations, withdrawal
    payments and charges                  (6,733,817)   (12,426,476)    (14,532,057)     (2,254,966)    (2,498,163)    (15,509,513)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              (95,287)         3,806            (239)             --             --              --
  Annuity benefit payments                   (79,220)       (31,675)        (39,954)             --             --              --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (4,064,166)   (11,223,008)    (12,382,383)      1,567,619     24,085,712     (12,533,169)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets          4,181,910     (9,297,738)     (1,663,747)      2,609,244     27,113,119      (9,286,737)
Net assets at the beginning of year
  or period                               44,780,293     60,807,646     127,868,449      20,969,313     67,186,225      89,469,644
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   48,962,203     51,509,908     126,204,702      23,578,557     94,299,344      80,182,907
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                         TOPS MGD
                                         RISK MOD
                                       GRO ETF CL 2         TOTALS
                                      ---------------   --------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $       (43,540)     (17,240,213)
  Net realized gains (losses) on
    investments                             1,269,687      356,361,139
  Net change in unrealized
    appreciation (depreciation) of
    investments                            (3,574,207)    (496,972,524)
                                      ---------------   --------------
Net increase (decrease) in net
  assets resulting from operations         (2,348,060)    (157,851,598)
                                      ---------------   --------------

Contract transactions (notes 3 and 6)
  Contract purchase payments                3,116,907      891,506,827
  Contract terminations, withdrawal
    payments and charges                   (5,864,631)    (631,371,368)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                    --          556,949
  Annuity benefit payments                         --       (7,612,741)
                                      ---------------   --------------
Increase (decrease) in net assets
  from contract transactions               (2,747,724)     253,079,667
                                      ---------------   --------------
Increase (decrease) in net assets          (5,095,784)      95,228,069
Net assets at the beginning of year
  or period                                33,506,104    5,123,006,148
                                      ---------------   --------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    28,410,320    5,218,234,217
                                      ===============   ==============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $         8,272      (23,628,228)
  Net realized gains (losses) on
    investments                              (114,068)     216,913,634
  Net change in unrealized
    appreciation (depreciation)             1,335,495       26,219,507
                                      ---------------   --------------
Net increase (decrease) in net
  assets resulting from operations          1,229,699      219,504,913
                                      ---------------   --------------

Contract transactions (notes 3 and 6)
  Contract purchase payments                1,450,938      809,330,082
  Contract terminations, withdrawal
    payments and charges                   (5,970,485)    (619,953,727)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                    --       (1,124,379)
  Annuity benefit payments                         --       (6,954,792)
                                      ---------------   --------------
Increase (decrease) in net assets
  from contract transactions               (4,519,547)     181,297,184
                                      ---------------   --------------
Increase (decrease) in net assets          (3,289,848)     400,802,097
Net assets at the beginning of year
  or period                                28,410,320    5,218,234,217
                                      ---------------   --------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    25,120,472    5,619,036,314
                                      ===============   ==============

See accompanying notes to financial statements.

--------
(a) For the period from May 1, 2015 through December 31, 2015 and for the year ended December 31, 2016.
(b) For the period from November 21, 2016 through December 31, 2016.
(c) For the year ended December 31, 2015 and for the period from January 1, 2016 through November 21, 2016.
(d) For the period from November 18, 2015 through December 31, 2015 and for the year ended December 31, 2016.

                                                                     (Continued)


                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

(1)   ORGANIZATION AND BASIS OF PRESENTATION

      The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers nineteen types of contracts consisting of ninety-six segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; UMOA; MultiOption Advisor B, C, and L Class; Adjustable Income Annuity; MultiOption Legend; MultiOption Extra; MultiOption Guide B and L Series; MultiOption Advantage; Waddell & Reed Retirement Builder; and Waddell & Reed Retirement Builder II B and L Series. The Account's mortality and expense risk charge and administrative charge vary based on the contract and optional benefits that are issued. The differentiating features of the contracts are described in notes 2 and 3 below.

      The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the ninety-six segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Sub-accounts):

        - AB VPS Dynamic Asset Allocation Portfolio - Class B Shares (AB VPS DynAsstAll Cl B)
        - AB VPS International Value Portfolio - Class B Shares (AB VPS Intl Value Cl B)
        - American Century Investments II VP Inflation Protection Fund - Class II Shares (Am Century VP Infl Pro Cl II)
        - American Century Investments VP Income & Growth Fund - Class II Shares (Am Century VP Inc & Gro Cl II)
        - American Funds IS(R) Global Bond Fund(SM) - Class 2 Shares (Amer Funds IS Glbl Bond Cl 2)
        - American Funds IS(R) Global Growth Fund(SM) - Class 2 Shares (Amer Funds IS Glbl Growth Cl 2)
        - American Funds IS(R) Global Small Capitalization Fund(SM) - Class 2 Shares (Amer Funds IS Glbl Sm Cp Cl 2)
        - American Funds IS(R) Growth Fund(SM) - Class 2 Shares (Amer Funds IS Growth Cl 2)
        - American Funds IS(R) Growth-Income Fund(SM) - Class 2 Shares (Amer Funds IS Growth-Inc Cl 2)
        - American Funds IS(R) International Fund(SM) - Class 2 Shares (Amer Funds IS Intl Cl 2)
        - American Funds IS(R) New World Fund(R) - Class 2 Shares (Amer Funds IS New World Cl 2)
        - American Funds IS(R) U.S. Government/AAA-Rated Securities Fund(SM) - Class 2 Shares (Amer Funds IS US Govt/AAA Cl 2)
        - Fidelity(R) VIP Equity-Income Portfolio - Service Class 2 (Fidelity VIP Equity-Income SC2)
        - Fidelity(R) VIP Mid Cap Portfolio - Service Class 2 (Fidelity VIP Mid Cap SC2)
        - Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund Class 2 (Franklin Mutual Shs VIP Cl 2)
        - Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund Class 2 (Franklin Small Cp Val VIP Cl 2)
        - Franklin Templeton VIP Trust Franklin Small-Mid Cap Growth VIP Fund Class 2 (Franklin Sm-Md Cp Gr VIP Cl 2)
        - Franklin Templeton VIP Trust Templeton Developing Markets VIP Fund Class 2 (Franklin Dev Mkts VIP Cl 2)
        - Goldman Sachs VIT High Quality Floating Rate Fund - Service Shares (Goldman Sachs VI HQ Flt Rt SS)
        - Goldman Sachs VIT Global Trends Allocation Fund - Service Shares (Goldman Sachs VIT Gbl Trnds SS)
        - Invesco V.I. American Value Fund - Series II Shares (Invesco VI Amer Value Sr II)
        - Invesco V.I. Comstock Fund - Series II Shares (Invesco VI Comstock Sr II)
        - Invesco V.I. Equity and Income Fund - Series II Shares (Invesco VI Equity & Inc Sr II)
        - Invesco V.I. Growth and Income Fund - Series II Shares (Invesco VI Growth & Inc Sr II)
        - Invesco V.I. Small Cap Equity Fund - Series II Shares (Invesco VI Sm Cap Eqty Sr II)
        -   Ivy VIP - Asset Strategy (Ivy VIP Asset Strategy)
        -   Ivy VIP - Balanced (Ivy VIP Balanced)
        -   Ivy VIP - Bond (Ivy VIP Bond)

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

        -   Ivy VIP - Core Equity (Ivy VIP Core Equity)
        -   Ivy VIP - Dividend Opportunities (Ivy VIP Dividend Opp)
        -   Ivy VIP - Energy (Ivy VIP Energy)
        -   Ivy VIP - Global Bond (Ivy VIP Global Bond)
        -   Ivy VIP - Global Growth (Ivy VIP Global Growth)
        -   Ivy VIP - Global Natural Resources (Ivy VIP Glbl Natural Res)
        -   Ivy VIP - Government Money Market (Ivy VIP Govt Money Market)
        -   Ivy VIP - Growth (Ivy VIP Growth)
        -   Ivy VIP - High Income (Ivy VIP High Income)
        -   Ivy VIP - International Core Equity (Ivy VIP Intl Core Equity)
        -   Ivy VIP - Limited-Term Bond (Ivy VIP Limited-Term Bond)
        -   Ivy VIP - Micro Cap Growth (Ivy VIP Micro Cap Growth)
        -   Ivy VIP - Mid Cap Growth (Ivy VIP Mid Cap Growth)
        -   Ivy VIP - Pathfinder Aggressive (Ivy VIP Pathfinder Aggressive)
        -   Ivy VIP - Pathfinder Conservative (Ivy VIP Pathfinder Conserv)
        -   Ivy VIP - Pathfinder Moderate - Managed Volatility (Ivy VIP Path Mod
            MVF)
        -   Ivy VIP - Pathfinder Moderate (Ivy VIP Pathfinder Moderate)
        - Ivy VIP - Pathfinder Moderately Aggressive - Managed Volatility (Ivy VIP Path Mod Agg MVF)
        -   Ivy VIP - Pathfinder Moderately Aggressive (Ivy VIP Pathfinder Mod
            Aggr)
        - Ivy VIP - Pathfinder Moderately Conservative - Managed Volatility (Ivy VIP Path Mod Con MVF)
        -   Ivy VIP - Pathfinder Moderately Conservative (Ivy VIP Pathfinder Mod
            Cons)
        -   Ivy VIP - Real Estate Securities (Ivy VIP Real Estate Sec)
        -   Ivy VIP - Science and Technology (Ivy VIP Science & Tech)
        -   Ivy VIP - Small Cap Growth (Ivy VIP Small Cap Growth)
        -   Ivy VIP - Small Cap Value (Ivy VIP Small Cap Value)
        -   Ivy VIP - Value (Ivy VIP Value)
        - Janus Aspen Series - Balanced Portfolio - Service Shares (Janus Aspen Balanced SS)
        - Janus Aspen Series - Flexible Bond - Service Shares (Janus Aspen Flexible Bond SS)
        - Janus Aspen Series - Forty Portfolio - Service Shares (Janus Aspen Forty SS)
        - Janus Aspen Series - Overseas Portfolio - Service Shares (Janus Aspen Overseas SS)
        - Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (Janus Aspen Perk Mid Cp Val SS)
        - Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio - Class II Shares (ClearBridge Var Sm Gro Cl II)
        - MFS(R) VIT - Mid Cap Growth Series - Service Class (MFS VIT Mid Cap Growth Ser SC)
        - MFS(R) VIT II - International Value Portfolio - Service Class (MFS VIT II Intl Value SC)
        - Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II Shares (Morningstar Aggr Growth ETF II)
        - Morningstar Balanced ETF Asset Allocation Portfolio - Class II Shares (Morningstar Balanced ETF II)
        - Morningstar Conservative ETF Asset Allocation Portfolio - Class II Shares (Morningstar Conservative ETF II)
        - Morningstar Growth ETF Asset Allocation Portfolio - Class II Shares (Morningstar Growth ETF II)
        - Morningstar Income and Growth Asset Allocation Portfolio - Class II Shares (Morningstar Inc & Growth ETF II)
        - Neuberger Berman Advisers Management Trust Socially Responsive - S Class Shares (Neuberger Berman Soc Resp S Cl)
        - Northern Lights VT TOPS(R) Managed Risk Balanced ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Bal ETF Cl 2)
        - Northern Lights VT TOPS(R) Managed Risk Flex ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Flex ETF Cl 2)
        - Northern Lights VT TOPS(R) Managed Risk Growth ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Growth ETF Cl 2)
        - Northern Lights VT TOPS(R) Managed Risk Moderate Growth ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Mod Gro ETF Cl 2)
        - Oppenheimer VA Funds - Oppenheimer International Growth Fund/VA Service Shares (Oppenheimer Intl Grow VA SS)
        - Oppenheimer VA Funds - Oppenheimer Main Street Small Cap Fund(R)/VA Service Shares (Oppenheimer MS Sm Cap VA SS)
        - PIMCO VIT - PIMCO Global Diversified Allocation Portfolio Advisor Class Shares (PIMCO VIT Glb Div All Adv Cl)
        - PIMCO VIT - PIMCO Low Duration Portfolio Advisor Class Shares (PIMCO VIT Low Dur Port Adv Cl)
        - PIMCO VIT - PIMCO Total Return Portfolio Advisor Class Shares (PIMCO VIT Total Return Adv Cl)
        - Putnam VT Equity Income Fund - Class IB Shares (Putnam VT Equity Income Cl IB)

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

        - Putnam VT Growth and Income Fund - Class IB Shares (Putnam VT Growth and Inc Cl IB)
        - Putnam VT Growth Opportunities Fund - Class IB Shares (Putnam VT Growth Opp Cl IB)
        - Putnam VT International Equity Fund - Class IB Shares (Putnam VT Inter Eq Cl IB)
        - Putnam VT Multi-Cap Growth Fund - Class IB Shares (Putnam VT Multi-Cap Gro Cl IB)
        - Securian Funds Trust - SFT Advantus Bond Fund - Class 2 Shares (SFT Advantus Bond Cl 2)
        - Securian Funds Trust - Advantus Dynamic Managed Volatility Fund (SFT Advantus Dynamic Mgd Vol)
        - Securian Funds Trust - Advantus Government Money Market Fund (SFT Advantus Govt Money Market)
        - Securian Funds Trust - SFT Advantus Index 400 Mid-Cap Fund - Class 2 Shares (SFT Advantus Index 400 MC Cl 2)
        - Securian Funds Trust - SFT Advantus Index 500 Fund - Class 2 Shares (SFT Advantus Index 500 Cl 2)
        - Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares (SFT Advantus Intl Bond Cl 2)
        - Securian Funds Trust - Advantus Managed Volatility Equity Fund (SFT Advantus Mgd Vol Equity)
        - Securian Funds Trust - SFT Advantus Mortgage Securities Fund - Class 2 Shares (SFT Advantus Mortgage Cl 2)
        - Securian Funds Trust - SFT Advantus Real Estate Securities Fund - Class 2 Shares (SFT Advantus Real Estate Cl 2)
        -   Securian Funds Trust - SFT Ivy(SM) Growth Fund (SFT Ivy Growth)
        - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund (SFT Ivy Small Cap Growth)
        - Securian Funds Trust - SFT Pyramis(R) Core Equity Fund - Class 2 Shares (SFT Pyramis Core Equity Cl 2)
        - Securian Funds Trust - SFT T. Rowe Price Value Fund (SFT T. Rowe Price Value)
        - The Universal Institutional Funds, Inc. Morgan Stanley UIF Emerging Markets Equity Portfolio - Class II Shares (MorgStanley UIF Emg Mk Eq Cl 2)

      The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable annuity contracts and variable life policies. Each of the Sub-accounts is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares, which is non-diversified), open-end management investment company.

      Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Securian Funds Trust. Both Securian and Advantus are affiliate companies of Minnesota Life.

      The following sub-accounts merged during 2016:

      CLOSED PORTFOLIO                                      RECEIVING PORTFOLIO                     EFFECTIVE DATE
      -------------------------------------------    -----------------------------------    ---------------------------
      Putnam VT Voyager Fund - Class IB Shares       Putnam VT Growth Opportunities             November 21, 2016
                                                     Fund - Class IB Shares

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

      The following sub-accounts had name changes during 2015 and 2016:

      FORMER NAME                                               CURRENT NAME                      EFFECTIVE DATE
      -------------------------------------------  --------------------------------------  ----------------------------
      Ivy Funds VIP - International Growth         Ivy Funds VIP - Global Growth                 January 2, 2015

      Goldman Sachs VI Trust Global Markets        Goldman Sachs VIT Global Trends               April 29, 2015
      Navigator Fund - Service Shares              Allocation Fund - Service Shares

      AllianceBernstein VPS Dynamic Asset          AB VPS Dynamic Asset Allocation                 May 1, 2015
      Allocation Portfolio - Class B Shares        Portfolio - Class B Shares

      MFS(R) VIT - Mid Cap Growth Series -         MFS(R) VIT - Mid Cap Growth Series -            May 1, 2015
      Service Shares                               Service Class

      MFS(R) VIT II - International Value -        MFS(R) VIT II - International Value             May 1, 2015
      Service Shares                               Portfolio - Service Class

      ALPS VIT Ibbotson Aggressive Growth ETF      Morningstar Aggressive Growth ETF             April 29, 2016
      Asset Allocation Portfolio - Class II        Asset Allocation Portfolio - Class II
      Shares                                       Shares

      ALPS VIT Ibbotson Balanced ETF Asset         Morningstar Balanced ETF Asset                April 29, 2016
      Allocation Portfolio - Class II Shares       Allocation Portfolio - Class II
                                                   Shares

      ALPS VIT Ibbotson Conservative ETF Asset     Morningstar Conservative ETF Asset            April 29, 2016
      Allocation Portfolio - Class II Shares       Allocation Portfolio - Class II
                                                   Shares

      ALPS VIT Ibbotson Growth ETF Asset           Morningstar Growth ETF Asset                  April 29, 2016
      Allocation Portfolio - Class II Shares       Allocation Portfolio - Class II
                                                   Shares

      ALPS VIT Ibbotson Income and Growth ETF      Morningstar Income and Growth Asset           April 29, 2016
      Asset Allocation Portfolio - Class II        Allocation Portfolio - Class II
      Shares                                       Shares

      Securian Funds Trust - SFT Advantus          Securian Funds Trust - Advantus               April 29, 2016
      Managed Volatility Fund                      Dynamic Managed Volatility Fund

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

      FORMER NAME                                              CURRENT NAME                      EFFECTIVE DATE
      -------------------------------------------  --------------------------------------  ----------------------------
      Securian Funds Trust - SFT Advantus Money    Securian Funds Trust - Advantus               April 29, 2016
      Market Fund                                  Government Money Market Fund

      Ivy Funds VIP - Asset Strategy               Ivy VIP - Asset Strategy                    September 30, 2016

      Ivy Funds VIP - Balanced                     Ivy VIP - Balanced                          September 30, 2016

      Ivy Funds VIP - Bond                         Ivy VIP - Bond                              September 30, 2016

      Ivy Funds VIP - Core Equity                  Ivy VIP - Core Equity                       September 30, 2016

      Ivy Funds VIP - Dividend Opportunities       Ivy VIP - Dividend Opportunities            September 30, 2016

      Ivy Funds VIP - Energy                       Ivy VIP - Energy                            September 30, 2016

      Ivy Funds VIP - Global Bond                  Ivy VIP - Global Bond                       September 30, 2016

      Ivy Funds VIP - Global Growth                Ivy VIP - Global Growth                     September 30, 2016

      Ivy Funds VIP - Global Natural Resources     Ivy VIP - Global Natural Resources          September 30, 2016

      Ivy Funds VIP - Growth                       Ivy VIP - Growth                            September 30, 2016

      Ivy Funds VIP - High Income                  Ivy VIP - High Income                       September 30, 2016

      Ivy Funds VIP - International Core Equity    Ivy VIP - International Core Equity         September 30, 2016

      Ivy Funds VIP - Limited-Term Bond            Ivy VIP - Limited-Term Bond                 September 30, 2016

      Ivy Funds VIP - Micro Cap Growth             Ivy VIP - Micro Cap Growth                  September 30, 2016

      Ivy Funds VIP - Mid Cap Growth               Ivy VIP - Mid Cap Growth                    September 30, 2016

      Ivy Funds VIP - Money Market                 Ivy VIP - Money Market                      September 30, 2016

      Ivy Funds VIP - Pathfinder Aggressive        Ivy VIP - Pathfinder Aggressive             September 30, 2016

      Ivy Funds VIP - Pathfinder Conservative      Ivy VIP - Pathfinder Conservative           September 30, 2016

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

      FORMER NAME                                              CURRENT NAME                      EFFECTIVE DATE
      -------------------------------------------  --------------------------------------  ----------------------------
      Ivy Funds VIP - Pathfinder Moderate -        Ivy VIP - Pathfinder Moderate -             September 30, 2016
      Managed Volatility                           Managed Volatility

      Ivy Funds VIP - Pathfinder Moderate          Ivy VIP - Pathfinder Moderate               September 30, 2016

      Ivy Funds VIP - Pathfinder Moderately        Ivy VIP - Pathfinder Moderately             September 30, 2016
      Aggressive - Managed Volatility              Aggressive - Managed Volatility

      Ivy Funds VIP - Pathfinder Moderately        Ivy VIP - Pathfinder Moderately             September 30, 2016
      Aggressive                                   Aggressive

      Ivy Funds VIP - Pathfinder Moderately        Ivy VIP - Pathfinder Moderately             September 30, 2016
      Conservative - Managed Volatility            Conservative - Managed Volatility

      Ivy Funds VIP - Pathfinder Moderately        Ivy VIP - Pathfinder Moderately             September 30, 2016
      Conservative                                 Conservative

      Ivy Funds VIP - Real Estate Securities       Ivy VIP - Real Estate Securities            September 30, 2016

      Ivy Funds VIP - Science and Technology       Ivy VIP - Science and Technology            September 30, 2016

      Ivy Funds VIP - Small Cap Growth             Ivy VIP - Small Cap Growth                  September 30, 2016

      Ivy Funds VIP - Small Cap Value              Ivy VIP - Small Cap Value                   September 30, 2016

      Ivy Funds VIP - Value                        Ivy VIP - Value                             September 30, 2016

      Ivy VIP - Money Market                       Ivy VIP - Government Money Market            October 14, 2016

The following sub-accounts were added to the Account in 2015:

      SUB-ACCOUNT                                                                                 EFFECTIVE DATE
      -----------------------------------------------------------------------------------  ------------------------------
      Janus Aspen Series - Flexible Bond - Service Shares                                         May 1, 2015

      Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap                  May 1, 2015
      Growth Portfolio - Class II Shares

      MFS(R) VIT II - International Value Portfolio - Service Class                               May 1, 2015

      Securian Funds Trust - Advantus Managed Volatility Equity Fund                           November 18, 2015

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016


(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The Account and Sub-accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The significant accounting policies followed consistently by the Account are as follows:

      (A)   USE OF ESTIMATES

            The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

      (B)   INVESTMENTS IN UNDERLYING FUNDS

            Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

            Realized gains (losses) on investments include realized gain (loss) distributions received from the respective underlying funds and gains (losses) on the sale of underlying fund shares as determined by the average cost method. Realized gain (loss) distributions are reinvested in the respective underlying funds.

            All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the sub accounts on the ex-dividend date. The affiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds. Therefore, no dividend income is recorded in the Statements of Operations related to such consent dividends.

      (C)   FEDERAL INCOME TAXES

            The Account is treated as part of Minnesota Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-account from the underlying funds. Any applicable taxes will be the responsibility of contract holders or beneficiaries upon termination or withdrawal.

      (D)   CONTRACTS IN ANNUITY PAYMENT PERIOD

            Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves are required to support the liability, Minnesota Life reimburses the Account. If the reserves held are less than required, transfers may be made to Minnesota Life.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

(3)   EXPENSES AND RELATED PARTY TRANSACTIONS

      (A)   MULTIOPTION FLEX/SINGLE/SELECT

            The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation. A contingent deferred sales charge may be imposed on a Multi-Option Flex or Single Annuity contract owner during the first ten years if a contract's accumulation value is withdrawn or surrendered. A seven year, per deposit, contingent deferred sales charge may be imposed on MultiOption Select contract owners if a contract's accumulation value is withdrawn or surrendered. For the years ended December 31, 2016 and 2015, contingent deferred sales charges totaled $1,508 and $9,630, respectively.

      (B)   MULTIOPTION CLASSIC/ACHIEVER

            The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

            The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

            A contingent deferred sales charge paid may be imposed on a MultiOption Classic contract owner during the first ten years if a contract's accumulation value is reduced by a withdrawal or surrender. A seven year, per deposit, contingent deferred sales charge may be imposed on a MultiOption Achiever contract owner if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2016 and 2015, contingent deferred sales charges totaled $15,897 and $22,317, respectively.

            Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2016 and 2015.

            Where allowed by law, Minnesota Life reserves the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain MultiOption Achiever contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

      (C)   MULTIOPTION ADVISOR SERIES

            There are three classes of contracts offered under this registration statement - B Class, C Class, and L Class. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

            annual basis, to 1.05%, 1.40%, and 1.35%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

            The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2016 and 2015.

            A contingent deferred sales charge may be imposed on a MultiOption Advisor B Class contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Advisor L Class contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

            There is no contingent deferred sales charge applied to withdrawals or surrenders from a MultiOption C Class contract. For the years ended December 31, 2016 and 2015, contingent deferred sales charges for all MultiOption Advisor classes totaled $480,215 and $608,948, respectively.

            In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

      (D)   MEGANNUITY/UMOA

            The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

            Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2016 and 2015.

      (E)   ADJUSTABLE INCOME ANNUITY

            The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

            The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15% of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

            Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

                  A sales charge up to 4.50%, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. No sales charges were deducted from contract purchase payments for the years ended December 31, 2016 and 2015.

                  A risk charge in the amount of 2.00% is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00%. No risk charges were deducted from contract purchase payments for the years ended December 31, 2016 and 2015.

                  A premium tax charge of up to 3.50% is deducted from each contract purchase payment. No premium tax charges were deducted from contract purchase payments for the years ended December 31, 2016 and 2015.

      (F)   WADDELL & REED ADVISORS RETIREMENT BUILDER

            The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.10% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

            The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2016 and 2015.

            A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2016 and 2015, contingent deferred sales charges totaled $434,833 and $682,594, respectively.

            In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

      (G)   MULTIOPTION LEGEND

            The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.50% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

            The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

            depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2016 and 2015.

            A contingent deferred sales charge may be imposed on a MultiOption Legend contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2016 and 2015, contingent deferred sales charges totaled $33,693 and $18,939, respectively.

            In addition to the base contract, optional death and living benefit riders are available. Some of these benefits have separate account charges that are computed daily and are equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

      (H)   MULTIOPTION EXTRA

            The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.70% of the average daily net assets of the Account during the first nine contract years and 1.10% of the average daily net assets of the Account in contract years ten and later. This is charged through the daily unit value calculation.

            The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2016 and 2015.

            A contingent deferred sales charge may be imposed on a MultiOption Extra contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2016 and 2015, contingent deferred sales charges totaled $817,994 and $557,682, respectively.

            In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

      (I)   MULTIOPTION GUIDE SERIES

            There are two classes of contracts offered under this series - B Series and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.20% and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

            The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

            payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2016 and 2015.

            A contingent deferred sales charge may be imposed on a MultiOption Guide B Series contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Guide L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

            For the years ended December 31, 2016 and 2015, contingent deferred sales charges totaled $931,013 and $700,234, respectively.

            In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

      (J)   MULTIOPTION ADVANTAGE

            The MultiOption Advantage product became effective on November 9, 2016.

            The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.45% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

            The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the year ended December 31, 2016.

            In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

      (K)   WADDELL & REED ADVISORS RETIREMENT BUILDER II

            There are two classes of contracts offered under this series - B Series and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.15% and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

            The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

            payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2016 and 2015.

            A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder II - B Series contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder II - L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

            For the years ended December 31, 2016 and 2015, contingent deferred sales charges totaled $93,392 and $32,426, respectively.

            In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

      (L)   OTHER

            To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.85% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees up to 0.25% of average daily net assets to Securian. Each fund pays an annual fee ranging from 0.01% to 0.05% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life. To the extent the Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

            On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life agreed to make a reduction in sub-account expenses to those contracts with assets allocated to specified funds on May 1, 2014, as follows:

                    - Securian Funds Trust - SFT T. Rowe Price Value Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceed 0.98%, Minnesota Life will make a corresponding reduction in sub-account expenses, until April 30, 2016, to those contract owners whose sub-account invests in the fund.

                    -   Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund
                        - Class 2 Shares - to the extent the fund's management fee exceeds 0.83% on assets over $1 billion, Minnesota Life will make a corresponding reduction in sub-account expenses, until September 30, 2016, to those contract owners whose sub-account invests in the fund; and to the extent the fund's annual net operating expenses exceed 1.16%, Minnesota Life will make a corresponding reduction in sub-account expenses, until April 30, 2016, to those contract owners whose sub-account invests in the fund.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

                    - Securian Funds Trust - SFT Pyramis(R) Core Equity Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), Minnesota Life will make a corresponding reduction in sub-account expenses, for the life of each contract outstanding on May 1, 2014, to those contract owners whose sub-account invests in the fund.

                  These fee waivers are reported on the statements of operations as "Fees Waived" of the respective sub-account.

      (4)   FAIR VALUE MEASUREMENTS

            In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC 820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

            The fair value of the Account's financial assets has been determined using available market information as of December 31, 2016. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account primarily uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

            The Account is required to categorize its financial assets recorded on the Statements of Assets, Liabilities, and Contract Owners' Equity according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety.

            The levels of fair value hierarchy are as follows:

                  Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

                  Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

                  Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

            The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

            As of December 31, 2016, all of the Account's investments are classified as Level 2 as the values are based upon reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the FASB ASC 820 differs from the characterization of an investment in the fund.

                                                                     (Continued)


                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2016

(5)  INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and proceeds from sales of investments during the year or period ended December 31, 2016 were as follows:

                                                      PURCHASES        SALES
                                                     ------------   ------------
     AB VPS DynAsstAll Cl B                          $ 31,050,234   $  5,274,175
     AB VPS Intl Value Cl B                               106,790        141,033
     Am Century VP Inc & Gro Cl II                      2,232,215      1,057,613
     Am Century VP Infl Pro Cl II                       4,664,954      9,406,547
     Amer Funds IS Glbl Bond Cl 2                       4,428,019      1,679,448
     Amer Funds IS Glbl Growth Cl 2                     5,612,549      3,700,412
     Amer Funds IS Glbl Sm Cp Cl 2                      4,064,282      1,477,219
     Amer Funds IS Growth Cl 2                         10,402,464      3,717,057
     Amer Funds IS Growth-Inc Cl 2                     11,629,907      1,280,067
     Amer Funds IS Intl Cl 2                            3,719,248      2,717,908
     Amer Funds IS New World Cl 2                       3,233,541      1,538,298
     Amer Funds IS US Govt/AAA Cl 2                     6,398,289      2,753,997
     ClearBridge Var Sm Gro Cl II                       1,031,383        252,870
     Fidelity VIP Equity-Income SC2                    15,000,229      9,414,358
     Fidelity VIP Mid Cap SC2                           4,082,419      5,905,951
     Franklin Dev Mkts VIP Cl 2                         5,423,767      6,948,037
     Franklin Mutual Shs VIP Cl 2                         723,998      1,203,522
     Franklin Small Cp Val VIP Cl 2                    12,748,272      3,371,519
     Franklin Sm-Md Cp Gr VIP Cl 2                      2,441,190      3,036,320
     Goldman Sachs VI HQ Flt Rt SS                      4,239,387      3,331,081
     Goldman Sachs VIT Gbl Trnds SS                    23,000,855      6,705,785
     Invesco VI Amer Value Sr II                        3,015,938      2,149,847
     Invesco VI Comstock Sr II                          7,874,111      9,428,713
     Invesco VI Equity & Inc Sr II                      1,851,766      1,379,610
     Invesco VI Growth & Inc Sr II                      6,714,774        660,724
     Invesco VI Sm Cap Eqty Sr II                       2,341,642      2,893,546
     Ivy VIP Asset Strategy                             3,907,249     31,071,726
     Ivy VIP Balanced                                  23,874,132     17,540,812
     Ivy VIP Bond                                       8,074,891     14,945,896
     Ivy VIP Core Equity                               17,508,161     12,369,260
     Ivy VIP Dividend Opp                               3,041,283      3,820,193
     Ivy VIP Energy                                       901,729      1,551,241
     Ivy VIP Glbl Natural Res                           8,942,771      5,667,559
     Ivy VIP Global Bond                                  731,931        920,343
     Ivy VIP Global Growth                              5,023,910      7,473,338
     Ivy VIP Govt Money Market                          5,113,498      7,392,100

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2016

                                                      PURCHASES        SALES
                                                     ------------   ------------
     Ivy VIP Growth                                  $  7,151,256   $  8,135,923
     Ivy VIP High Income                               13,781,765     13,739,287
     Ivy VIP Intl Core Equity                           9,105,302     20,234,376
     Ivy VIP Limited-Term Bond                          5,890,040      3,743,508
     Ivy VIP Micro Cap Growth                           4,515,011      4,664,748
     Ivy VIP Mid Cap Growth                             5,836,378      7,717,754
     Ivy VIP Path Mod Agg MVF                          17,088,512      5,710,048
     Ivy VIP Path Mod Con MVF                          13,656,931      4,959,712
     Ivy VIP Path Mod MVF                              93,167,377     10,133,082
     Ivy VIP Pathfinder Aggressive                      3,259,499      2,889,302
     Ivy VIP Pathfinder Conserv                         4,377,486      5,057,706
     Ivy VIP Pathfinder Mod Aggr                       26,412,927     17,756,146
     Ivy VIP Pathfinder Mod Cons                        6,754,496      6,142,036
     Ivy VIP Pathfinder Moderate                       20,325,916     15,575,084
     Ivy VIP Real Estate Sec                            2,287,117      2,380,804
     Ivy VIP Science & Tech                             6,040,395     13,238,953
     Ivy VIP Small Cap Growth                           4,759,897      3,292,002
     Ivy VIP Small Cap Value                           11,475,504     11,110,898
     Ivy VIP Value                                     16,523,456     18,832,486
     Janus Aspen Balanced SS                            3,811,459      4,568,683
     Janus Aspen Flexible Bond SS                      10,815,604        903,568
     Janus Aspen Forty SS                              12,420,361     13,063,278
     Janus Aspen Overseas SS                            6,680,681      5,559,668
     Janus Aspen Perk Mid Cp Val SS                     4,534,139      3,009,205
     MFS VIT II Intl Value SC                           7,344,843        638,990
     MFS VIT Mid Cap Growth Ser SC                        433,568        509,517
     MorgStanley UIF Emg Mk Eq Cl 2                     2,622,107      3,579,394
     Morningstar Aggr Growth ETF II                     2,499,496      2,096,931
     Morningstar Balanced ETF II                        6,489,172      5,886,310
     Morningstar Conservative ETF II                    2,689,889      1,765,870
     Morningstar Growth ETF II                          2,757,945      2,930,712
     Morningstar Inc & Growth ETF II                    2,994,043      3,112,685
     NeubergerBerman Soc Resp S Cl                      1,197,352        283,155
     Oppenheimer Intl Grow VA SS                        4,167,996      2,809,733
     Oppenheimer MS Sm Cap VA SS                        1,209,097        640,951
     PIMCO VIT Glb Div All Adv Cl                      24,076,503      4,722,368
     PIMCO VIT Low Dur Port Adv Cl                      5,144,270      6,672,169

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2016

                                                       PURCHASES        SALES
                                                     ------------   ------------
     PIMCO VIT Total Return Adv Cl                   $ 10,462,310   $ 19,842,698
     Putnam VT Equity Income Cl IB                        831,722        798,480
     Putnam VT Growth and Inc Cl IB                     2,317,277      5,036,714
     Putnam VT Growth Opp Cl IB (a)                     7,682,058      3,436,257
     Putnam VT Inter Eq Cl IB                             557,697        567,951
     Putnam VT Multi-Cap Gro Cl IB                      1,469,737      4,269,075
     Putnam VT Voyager Cl IB (b)                        1,618,820      9,166,309
     SFT Advantus Bond Cl 2                            11,658,708     17,568,478
     SFT Advantus Dynamic Mgd Vol                      59,363,541      9,321,701
     SFT Advantus Govt Money Market                    17,107,014     19,957,640
     SFT Advantus Index 400 MC Cl 2                    13,683,580      9,125,255
     SFT Advantus Index 500 Cl 2                       17,943,542     20,104,031
     SFT Advantus Intl Bond Cl 2                        3,966,043      8,211,543
     SFT Advantus Mgd Vol Equity                      171,137,197        661,261
     SFT Advantus Mortgage Cl 2                         6,212,736      7,140,568
     SFT Advantus Real Estate Cl 2                      6,498,821     11,323,712
     SFT Ivy Growth                                     3,316,442     28,397,975
     SFT Ivy Small Cap Growth                           2,722,489      7,363,004
     SFT Pyramis Core Equity Cl 2                       1,082,492     13,032,790
     SFT T. Rowe Price Value                            1,856,910     16,005,448
     TOPS Mgd Risk Bal ETF Cl 2                         3,977,484      2,444,249
     TOPS Mgd Risk Flex ETF                            26,277,135      2,717,596
     TOPS Mgd Risk Growth ETF Cl 2                      4,041,598     16,456,668
     TOPS Mgd Risk Mod Gro ETF Cl 2                     1,739,305      6,250,630

--------
     (a) For the period from November 21, 2016 through December 31, 2016
     (b) For the period from January 1, 2016 through November 21, 2016.

                                                                     (Continued)


                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2016

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

     Transactions in units for each segregated Sub-account for the years or periods ended December 31, 2016 and 2015 were as follows:

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                             AB VPS                      AM CENTURY     AM CENTURY     AMER FUNDS      AMER FUNDS
                                           DYNASSTALL     AB VPS INTL    VP INC & GRO   VP INFL PRO    IS GLBL BOND     IS GLBL
                                              CL B         VALUE CL B        CL II        CL II           CL 2        GROWTH CL 2
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014      47,776,277      1,393,635      1,782,099     63,686,918      4,199,585      6,538,242
   Contract purchase payments               51,212,676      1,600,370        350,873      3,021,044      3,058,680      3,058,849
   Contract terminations, withdrawal
      payments and charges                    (747,148)    (1,611,214)      (627,770)    (6,240,943)      (804,955)    (2,201,988)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015      98,241,805      1,382,791      1,505,202     60,467,019      6,453,310      7,395,103
   Contract purchase payments               30,010,004        175,988        924,085      2,538,105      4,412,112      3,420,569
   Contract terminations, withdrawal
      payments and charges                  (4,876,298)      (232,779)      (463,234)    (7,195,658)    (1,646,392)    (2,692,308)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016     123,375,511      1,326,000      1,966,053     55,809,466      9,219,030      8,123,364
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                                                                                                      AMER FUNDS
                                           AMER FUNDS     AMER FUNDS     AMER FUNDS                     AMER FUNDS       IS US
                                           IS GLBL SM      IS GROWTH     IS GROWTH-     AMER FUNDS       IS NEW        GOVT/AAA
                                             CP CL 2         CL 2         INC CL 2      IS INTL CL 2   WORLD CL 2        CL 2
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014       3,723,569     14,585,631      8,257,642     13,361,139      6,022,669      7,087,217
   Contract purchase payments                3,640,757      5,833,929      5,849,171      2,460,565      3,201,578      3,026,891
   Contract terminations, withdrawal
      payments and charges                  (1,547,392)      (925,258)      (838,571)    (1,411,835)    (1,232,475)    (1,511,330)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015       5,816,934     19,494,302     13,268,242     14,409,869      7,991,772      8,602,778
   Contract purchase payments                2,421,812      5,119,851      5,624,797      2,246,536      3,352,946      5,633,706
   Contract terminations, withdrawal
      payments and charges                  (1,205,294)    (2,433,980)      (821,223)    (2,447,238)    (1,510,621)    (2,532,078)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016       7,033,452     22,180,173     18,071,816     14,209,167      9,834,097     11,704,406
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                           CLEARBRIDGE    FIDELITY VIP    FIDELITY       FRANKLIN       FRANKLIN       FRANKLIN
                                           VAR SM GRO        EQUITY-       VIP MID       DEV MKTS      MUTUAL SHS     SMALL CP VAL
                                            CL II (a)      INCOME SC2      CAP SC2       VIP CL 2       VIP CL 2       VIP CL 2
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014              --     40,504,113     11,700,083     10,524,450      4,063,516     17,745,713
   Contract purchase payments                  918,439        769,407        418,971      1,787,555        132,967      1,951,258
   Contract terminations, withdrawal
      payments and charges                     (27,891)    (5,479,807)    (1,883,631)    (1,832,252)    (1,060,767)    (1,555,169)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015         890,548     35,793,713     10,235,423     10,479,753      3,135,716     18,141,802
   Contract purchase payments                1,079,014      3,956,866        529,356      2,607,525         58,134      5,467,677
   Contract terminations, withdrawal
      payments and charges                    (259,226)    (4,263,597)    (1,532,962)    (3,252,329)      (543,169)    (2,228,158)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016       1,710,336     35,486,982      9,231,817      9,834,949      2,650,681     21,381,321
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2016

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                            FRANKLIN        GOLDMAN        GOLDMAN      INVESCO VI     INVESCO VI     INVESCO VI
                                            SM-MD CP      SACHS VI HQ     SACHS VIT     AMER VALUE      COMSTOCK       EQUITY &
                                           GR VIP CL 2     FLT RT SS     GBL TRNDS SS      SR II          SR II        INC SR II
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014       6,708,673     36,182,709     57,148,115      4,062,941     20,328,052      2,162,430
   Contract purchase payments                1,109,963      3,143,299     42,735,081      2,270,405      3,500,960        841,653
   Contract terminations, withdrawal
      payments and charges                  (1,595,406)    (3,113,395)    (2,367,196)      (704,524)    (2,453,231)      (380,431)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015       6,223,230     36,212,613     97,516,000      5,628,822     21,375,781      2,623,652
   Contract purchase payments                  836,610      3,987,021     24,092,439      1,913,516      1,637,881      1,025,066
   Contract terminations, withdrawal
      payments and charges                  (1,807,047)    (3,047,712)    (6,675,106)    (1,518,561)    (3,723,249)      (838,519)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016       5,252,793     37,151,922    114,933,333      6,023,777     19,290,413      2,810,199
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                           INVESCO VI     INVESCO VI       IVY VIP
                                            GROWTH &        SM CAP          ASSET         IVY VIP        IVY VIP        IVY VIP
                                            INC SR II     EQTY SR II      STRATEGY       BALANCED         BOND        CORE EQUITY
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014       1,434,525     16,624,811     74,476,886     35,921,678    109,220,233     44,306,736
   Contract purchase payments                  221,489        753,732      2,645,402      3,245,476      4,731,523      3,545,281
   Contract terminations, withdrawal
      payments and charges                    (432,139)    (1,845,209)    (9,764,225)    (4,290,071)   (10,305,937)    (5,550,256)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015       1,223,875     15,533,334     67,358,063     34,877,083    103,645,819     42,301,761
   Contract purchase payments                2,313,908        707,218      1,385,451      2,426,564      3,795,777      2,242,375
   Contract terminations, withdrawal
      payments and charges                    (260,738)    (2,001,738)   (11,545,256)    (5,033,463)   (10,254,767)    (4,761,899)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016       3,277,045     14,238,814     57,198,258     32,270,184     97,186,829     39,782,237
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                             IVY VIP                       IVY VIP                                      IVY VIP
                                            DIVIDEND        IVY VIP         GLBL          IVY VIP        IVY VIP      GOVT MONEY
                                               OPP          ENERGY       NATURAL RES    GLOBAL BOND    GLOBAL GROWTH    MARKET
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014      13,352,998      5,753,035     28,496,741      7,019,226     36,111,781     12,038,044
   Contract purchase payments                  366,620      1,375,634      9,173,141        836,027      1,409,289      7,147,689
   Contract terminations, withdrawal
      payments and charges                  (2,032,839)    (1,120,815)    (4,057,761)    (1,095,378)    (4,030,289)    (6,484,062)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015      11,686,779      6,007,854     33,612,121      6,759,875     33,490,781     12,701,671
   Contract purchase payments                  851,004        931,232      8,802,397        504,529      1,684,049      5,154,333
   Contract terminations, withdrawal
      payments and charges                  (1,881,058)    (1,377,597)    (5,421,118)      (846,056)    (3,551,792)    (7,303,833)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016      10,656,725      5,561,489     36,993,400      6,418,348     31,623,038     10,552,171
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2016

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                                                           IVY VIP        IVY VIP        IVY VIP        IVY VIP
                                             IVY VIP        IVY VIP       INTL CORE      LIMITED-       MICRO CAP       MID CAP
                                             GROWTH       HIGH INCOME      EQUITY        TERM BOND       GROWTH         GROWTH
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014      30,275,987     73,091,861     69,049,904     35,060,416     11,200,328     26,623,415
   Contract purchase payments                  854,803      7,474,573      3,042,338      5,076,700        911,824      1,977,184
   Contract terminations, withdrawal
      payments and charges                  (4,261,567)   (10,961,333)    (8,242,787)    (3,129,348)    (2,243,473)    (2,718,360)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015      26,869,223     69,605,101     63,849,455     37,007,768      9,868,679     25,882,239
   Contract purchase payments                  542,972      6,290,619      2,470,191      5,458,213        869,015      1,187,410
   Contract terminations, withdrawal
      payments and charges                  (3,388,217)    (8,989,329)    (7,911,880)    (3,463,820)    (1,846,633)    (2,969,036)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016      24,023,978     66,906,391     58,407,766     39,002,161      8,891,061     24,100,613
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                             IVY VIP        IVY VIP        IVY VIP        IVY VIP        IVY VIP        IVY VIP
                                            PATH MOD       PATH MOD       PATH MOD      PATHFINDER     PATHFINDER     PATHFINDER
                                             AGG MVF        CON MVF          MVF        AGGRESSIVE       CONSERV       MOD AGGR
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014      30,952,583     13,062,845    118,871,914     11,881,250     29,844,909    193,683,655
   Contract purchase payments               20,001,348     13,334,624    136,429,334      1,953,434      1,191,520      1,791,440
   Contract terminations, withdrawal
      payments and charges                  (1,502,889)    (1,422,273)    (2,612,437)      (562,806)    (3,541,150)    (7,400,045)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015      49,451,042     24,975,196    252,688,811     13,271,878     27,495,279    188,075,050
   Contract purchase payments               13,687,984     12,531,591     81,712,973      1,071,067      1,585,344        723,121
   Contract terminations, withdrawal
      payments and charges                  (5,186,837)    (4,671,879)    (9,214,946)    (2,055,139)    (3,764,462)   (11,060,498)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016      57,952,189     32,834,908    325,186,838     12,287,806     25,316,161    177,737,673
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                             IVY VIP        IVY VIP        IVY VIP        IVY VIP        IVY VIP        IVY VIP
                                           PATHFINDER     PATHFINDER     REAL ESTATE     SCIENCE &      SMALL CAP      SMALL CAP
                                            MOD CONS       MODERATE          SEC           TECH          GROWTH          VALUE
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014      60,897,488    172,610,501      6,610,779     21,133,818     16,538,924     25,893,192
   Contract purchase payments                  800,320      2,032,837        371,293      3,497,092        634,622        884,488
   Contract terminations, withdrawal
      payments and charges                  (4,404,695)   (10,594,407)    (1,589,484)    (3,338,144)    (2,518,393)    (4,482,426)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015      57,293,113    164,048,931      5,392,588     21,292,766     14,655,153     22,295,254
   Contract purchase payments                  517,431        884,702        438,608      1,227,441      1,123,903      2,149,432
   Contract terminations, withdrawal
      payments and charges                  (4,124,562)    (9,991,321)      (930,899)    (3,933,212)    (1,623,938)    (4,168,483)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016      53,685,982    154,942,312      4,900,297     18,586,995     14,155,118     20,276,203
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2016

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                                             JANUS          JANUS                         JANUS          JANUS
                                                             ASPEN          ASPEN          JANUS          ASPEN          ASPEN
                                             IVY VIP       BALANCED       FLEXIBLE         ASPEN        OVERSEAS       PERK MID
                                              VALUE           SS         BOND SS (a)     FORTY SS          SS          CP VAL SS
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014      44,676,370      9,091,698             --     16,700,439     23,854,503     17,099,250
   Contract purchase payments                4,372,460      2,006,413      7,951,146      4,947,548      2,018,867        951,068
   Contract terminations, withdrawal
      payments and charges                  (6,801,805)    (1,514,209)      (216,396)    (4,337,707)    (3,776,969)    (1,212,564)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015      42,247,025      9,583,902      7,734,750     17,310,280     22,096,401     16,837,754
   Contract purchase payments                2,247,562      1,401,390     10,577,233      2,734,881      1,794,626        864,637
   Contract terminations, withdrawal
      payments and charges                  (8,070,566)    (1,918,001)      (904,750)    (4,908,845)    (2,868,865)    (1,960,223)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016      36,424,021      9,067,291     17,407,233     15,136,316     21,022,162     15,742,168
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                                            MFS VIT
                                            MFS VIT II      MID CAP      MORGSTANLEY    MORNINGSTAR     MORNINGSTAR   MORNINGSTAR
                                            INTL VALUE      GROWTH       UIF EMG MK     AGGR GROWTH     BALANCED      CONSERVATIVE
                                             SC (a)         SER SC         EQ CL 2        ETF II         ETF II         ETF II
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014              --        513,940     31,777,048      6,536,724     56,812,098     13,503,420
   Contract purchase payments                4,552,048        327,405      5,464,332      1,339,386      2,056,948      2,444,377
   Contract terminations, withdrawal
      payments and charges                     (69,744)      (211,778)    (1,717,650)    (1,025,526)    (6,341,310)    (3,895,012)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015       4,482,304        629,567     35,523,730      6,850,584     52,527,736     12,052,785
   Contract purchase payments                7,202,790        154,830      4,059,581      1,873,605      2,369,163      1,854,559
   Contract terminations, withdrawal
      payments and charges                    (642,179)      (231,550)    (5,048,829)    (1,841,480)    (4,641,772)    (1,448,666)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016      11,042,915        552,847     34,534,482      6,882,709     50,255,127     12,458,678
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                                          MORNINGSTAR
                                            MORNINGSTAR       INC &    NEUBERGERBERM    OPPENHEIMER    OPPENHEIMER     PIMCO VIT
                                             GROWTH         GROWTH      AN SOC RESP      INTL GROW      MS SM CAP     GLB DIV ALL
                                             ETF II         ETF II          S CL           VA SS          VA SS         ADV CL
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014      22,903,343     30,316,413      1,196,290     12,089,421      1,344,478     36,960,899
   Contract purchase payments                1,026,106        796,052        747,782      1,535,381        993,430     39,058,480
   Contract terminations, withdrawal
      payments and charges                  (2,348,320)    (5,765,722)      (358,339)    (1,226,853)      (404,846)      (579,144)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015      21,581,129     25,346,743      1,585,733     12,397,949      1,933,062     75,440,235
   Contract purchase payments                1,252,505        974,777        783,723      1,219,923        729,603     22,713,770
   Contract terminations, withdrawal
      payments and charges                  (2,390,972)    (2,451,965)      (200,473)      (969,906)      (411,388)    (4,500,909)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016      20,442,662     23,869,555      2,168,983     12,647,966      2,251,277     93,653,096
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2016

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                                                          PUTNAM VT
                                            PIMCO VIT      PIMCO VIT       EQUITY        PUTNAM VT      PUTNAM VT      PUTNAM VT
                                             LOW DUR      TOTAL RETURN     INCOME       GROWTH AND     GROWTH OPP      INTER EQ
                                           PORT ADV CL      ADV CL          CL IB        INC CL IB      CL IB (b)        CL IB
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014      62,187,031    150,517,076      2,342,261      4,018,082             --      2,266,583
   Contract purchase payments                4,680,624      8,834,076        467,992      2,782,181             --        238,052
   Contract terminations, withdrawal
      payments and charges                  (5,318,705)   (11,694,578)      (408,679)    (2,456,423)            --       (448,461)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015      61,548,950    147,656,574      2,401,574      4,343,840             --      2,056,174
   Contract purchase payments                4,646,236      7,013,617        326,752      1,038,694      3,288,142        282,766
   Contract terminations, withdrawal
      payments and charges                  (6,249,714)   (16,292,718)      (356,363)    (2,406,405)    (1,549,458)      (326,514)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016      59,945,472    138,377,473      2,371,963      2,976,129      1,738,684      2,012,426
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                            PUTNAM VT      PUTNAM VT                   SFT ADVANTUS   SFT ADVANTUS   SFT ADVANTUS
                                            MULTI-CAP       VOYAGER      SFT ADVANTUS   DYNAMIC MGD    GOVT MONEY      INDEX 400
                                            GRO CL IB      CL IB (c)      BOND CL 2         VOL          MARKET         MC CL 2
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014       1,449,087      3,971,247    122,294,915    115,228,324     33,036,365     22,733,438
   Contract purchase payments                  347,340      1,649,987     11,721,574     95,291,812     30,950,239      1,218,091
   Contract terminations, withdrawal
      payments and charges                    (187,648)    (2,293,122)    (9,398,241)   (23,354,629)   (30,570,715)    (3,446,517)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015       1,608,779      3,328,112    124,618,248    187,165,507     33,415,889     20,505,012
   Contract purchase payments                  436,108        635,058      7,826,915     55,116,051     15,575,728      3,851,435
   Contract terminations, withdrawal
      payments and charges                  (1,600,440)    (3,963,170)    (9,613,331)    (8,439,207)   (17,843,159)    (2,497,401)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016         444,447             --    122,831,832    233,842,351     31,148,458     21,859,046
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                           SFT ADVANTUS   SFT ADVANTUS   SFT ADVANTUS                  SFT ADVANTUS
                                            INDEX 500      INTL BOND       MGD VOL      SFT ADVANTUS   REAL ESTATE      SFT IVY
                                              CL 2           CL 2        EQUITY (d)     MORTGAGE CL 2     CL 2          GROWTH
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014      48,755,932     51,586,760             --     40,849,187     22,888,172     82,944,079
   Contract purchase payments                5,282,841      2,775,573      5,366,219      4,133,985      3,911,425      3,408,667
   Contract terminations, withdrawal
      payments and charges                  (6,105,877)    (3,610,454)          (368)    (5,267,604)    (5,783,305)   (13,602,526)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015      47,932,896     50,751,879      5,365,851     39,715,568     21,016,292     72,750,220
   Contract purchase payments                5,996,312      2,614,438    167,464,677      4,726,056      1,723,069      1,572,069
   Contract terminations, withdrawal
      payments and charges                  (5,179,460)    (4,610,774)      (830,228)    (4,281,532)    (2,723,983)    (9,542,245)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016      48,749,748     48,755,543    172,000,300     40,160,092     20,015,378     64,780,044
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2016

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                             SFT IVY      SFT PYRAMIS                    TOPS MGD       TOPS MGD       TOPS MGD
                                            SMALL CAP     CORE EQUITY    SFT T. ROWE     RISK BAL       RISK FLEX     RISK GROWTH
                                             GROWTH          CL 2        PRICE VALUE     ETF CL 2          ETF         ETF CL 2
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014      19,748,439     25,068,962     56,265,717     20,422,030     34,958,247     84,977,795
   Contract purchase payments                1,358,893      2,477,183        925,565      2,341,031     37,479,786      7,626,639
   Contract terminations, withdrawal
      payments and charges                  (3,121,925)    (4,777,480)    (6,306,214)    (2,712,543)    (3,577,102)    (7,126,149)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015      17,985,407     22,768,665     50,885,068     20,050,518     68,860,931     85,478,285
   Contract purchase payments                1,093,025        457,846        877,164      3,571,374     26,699,103      2,802,403
   Contract terminations, withdrawal
      payments and charges                  (2,608,380)    (4,565,524)    (5,826,080)    (2,142,086)    (2,719,417)   (14,841,732)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016      16,470,052     18,660,987     45,936,152     21,479,806     92,840,617     73,438,956
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                           SEGREGATED
                                          SUB-ACCOUNTS
                                          ------------
                                            TOPS MGD
                                            RISK MOD
                                               GRO
                                              ETF CL 2
                                          ------------
Units outstanding at December 31, 2014      29,123,275
   Contract purchase payments                2,743,698
   Contract terminations, withdrawal
      payments and charges                  (5,177,477)
                                          ------------
Units outstanding at December 31, 2015      26,689,496
   Contract purchase payments                1,337,289
   Contract terminations, withdrawal
      payments and charges                  (5,561,813)
                                          ------------
Units outstanding at December 31, 2016      22,464,972
                                          ============

--------
(a) For the period from May 1, 2015 through December 31, 2015 and for the year ended December 31, 2016.
(b) For the period from November 21, 2016 through December 31, 2016.
(c) For the year ended December 31, 2015 and for the period from January 1, 2016 through November 21, 2016.
(d) For the period from November 18, 2015 through December 31, 2015 and for the year ended December 31, 2016.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2016

(7) FINANCIAL HIGHLIGHTS

    A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2016, 2015, 2014, 2013, and 2012 is as follows:

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
AB VPS DYNASSTALL CL B
    2016                           123,375,511  $  1.03 to 1.08  $  132,664,227     0.60%      1.20% to 2.35%     0.37% to 2.75%
    2015                            98,241,805     1.02 to 1.05     103,428,549     0.72%      1.20% to 2.35%   (4.17)% to (2.48)%
    2014                            47,776,277     1.06 to 1.08      51,576,228     0.40%      1.20% to 2.25%     1.18% to 2.96%
    2013 (a)                        14,706,473     1.04 to 1.05      15,419,356     0.16%      1.20% to 2.25%     3.63% to 4.85%

AB VPS INTL VALUE CL B
    2016                             1,326,000     0.52 to 0.58         770,341     1.09%      1.20% to 2.50%   (3.67)% to (1.98)%
    2015                             1,382,791     0.53 to 0.59         819,546     2.05%      1.20% to 2.50%    (0.58)% to 1.18%
    2014                             1,393,635     0.53 to 0.59         816,341     3.35%      1.20% to 2.50%   (9.18)% to (7.58)%
    2013                             1,466,750     0.58 to 0.63         929,598     5.79%      1.20% to 2.50%    19.17% to 21.27%
    2012                             1,615,280     0.49 to 0.52         844,155     1.42%      1.20% to 2.50%    10.85% to 12.82%

AM CENTURY VP INC & GRO CL II
    2016                             1,966,053     1.46 to 2.37       4,607,075     2.19%      1.20% to 2.35%     9.92% to 11.85%
    2015                             1,505,202     1.63 to 2.12       3,142,886     1.82%      1.20% to 2.35%   (8.68)% to (7.07)%
    2014                             1,782,099     1.82 to 2.28       3,998,749     1.80%      1.20% to 2.10%     9.07% to 10.99%
    2013                             1,725,231     1.67 to 2.05       3,484,096     1.94%      1.20% to 2.00%    31.55% to 33.87%
    2012                             1,906,958     1.25 to 1.53       2,872,898     1.89%      1.20% to 2.05%    11.12% to 13.09%

AM CENTURY VP INFL PRO CL II
    2016                            55,809,466     1.08 to 1.24      69,117,411     1.83%      1.20% to 2.70%     1.36% to 3.77%
    2015                            60,467,019     1.06 to 1.20      72,601,127     1.97%      1.20% to 2.70%   (5.30)% to (3.63)%
    2014                            63,686,918     1.12 to 1.25      79,348,477     1.31%      1.20% to 2.70%     0.30% to 2.07%
    2013                            60,534,226     1.11 to 1.22      73,893,030     1.61%      1.20% to 2.70%   (11.14)% to (9.57)%
    2012                            41,474,140     1.25 to 1.35      55,985,614     2.54%      1.20% to 2.70%     4.25% to 6.09%

AMER FUNDS IS GLBL BOND CL 2
    2016                             9,219,030     0.90 to 1.00       8,925,291     0.66%      0.15% to 2.45%    (0.26)% to 2.56%
    2015                             6,453,310     0.90 to 0.98       6,153,395     0.05%      0.15% to 2.45%   (6.85)% to (4.21)%
    2014                             4,199,585     0.96 to 1.02       4,224,257     1.38%      0.15% to 2.45%    (1.56)% to 1.24%
    2013                             3,245,422     0.97 to 1.01       3,258,095     0.00%      0.15% to 2.45%   (5.41)% to (2.72)%
    2012                             2,676,675     1.02 to 1.04       2,789,905     2.75%      0.15% to 2.50%     3.09% to 4.91%

AMER FUNDS IS GLBL GROWTH CL 2
    2016                             8,123,364     1.26 to 1.54      11,164,434     0.94%      0.15% to 2.50%     (2.3)% to 0.47%
    2015                             7,395,103     1.29 to 1.53      10,205,737     1.08%      0.15% to 2.50%     3.83% to 6.78%
    2014                             6,538,242     1.24 to 1.43       8,536,287     1.28%      0.15% to 2.50%    (0.66)% to 2.16%
    2013                             5,134,763     1.24 to 1.40       6,647,032     1.53%      0.15% to 2.50%    25.43% to 28.98%
    2012                             2,210,952     0.98 to 1.09       2,227,216     1.60%      0.15% to 2.50%    18.98% to 21.08%

AMER FUNDS IS GLBL SM CP CL 2
    2016                             7,033,452     1.06 to 1.39       8,074,827     0.27%      0.15% to 2.50%    (0.86)% to 1.95%
    2015                             5,816,934     1.06 to 1.37       6,624,674     0.00%      0.15% to 2.50%    (2.65)% to 0.12%
    2014                             3,723,569     1.09 to 1.37       4,298,890     0.12%      0.15% to 2.50%    (0.85)% to 1.97%
    2013                             2,713,804     1.09 to 1.34       3,090,006     0.79%      0.15% to 2.50%    24.56% to 28.09%
    2012                               877,277     0.87 to 1.05         783,868     1.41%      0.15% to 2.50%    14.72% to 16.75%

AMER FUNDS IS GROWTH CL 2
    2016                            22,180,173     1.48 to 1.59      35,311,313     0.80%      1.20% to 2.50%     6.31% to 8.84%
    2015                            19,494,302     1.38 to 1.47      28,687,226     0.68%      1.20% to 2.50%     3.75% to 5.58%
    2014                            14,585,631     1.33 to 1.39      20,328,839     0.89%      1.20% to 2.50%     5.36% to 7.22%
    2013                            12,048,148     1.26 to 1.30      15,662,258     1.17%      1.20% to 2.50%    26.33% to 28.56%
    2012                             3,448,221     0.99 to 1.01       3,487,125     0.99%      1.20% to 2.50%    14.45% to 16.47%

AMER FUNDS IS GROWTH-INC CL 2
    2016                            18,071,816     1.56 to 1.68      30,314,808     1.64%      1.20% to 2.45%     8.29% to 10.86%
    2015                            13,268,242     1.43 to 1.52      20,197,968     1.62%      1.20% to 2.50%    (1.49)% to 0.24%
    2014                             8,257,642     1.45 to 1.52      12,539,893     1.52%      1.20% to 2.50%     7.42% to 9.32%
    2013                             6,137,442     1.34 to 1.39       8,526,063     1.77%      1.20% to 2.50%    29.63% to 31.91%
    2012                             2,883,480     1.03 to 1.05       3,036,713     2.37%      1.20% to 2.50%    14.05% to 16.07%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2016

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
AMER FUNDS IS INTL CL 2
    2016                            14,209,167     0.93 to 1.24      14,498,583     1.38%      0.15% to 2.70%     0.53% to 3.38%
    2015                            14,409,869     0.92 to 1.20      14,363,362     1.55%      0.15% to 2.70%   (7.30)% to (4.67)%
    2014                            13,361,139     1.00 to 1.26      14,093,439     1.55%      0.15% to 2.70%   (5.48)% to (2.80)%
    2013                             9,981,565     1.05 to 1.30      10,967,217     1.83%      0.15% to 2.70%    18.11% to 21.45%
    2012                             2,969,348     0.89 to 1.07       2,705,544     2.30%      0.15% to 2.50%    14.46% to 16.49%

AMER FUNDS IS NEW WORLD CL 2
    2016                             9,834,097     0.88 to 1.11       9,352,789     0.87%      0.15% to 2.45%     2.21% to 5.10%
    2015                             7,991,772     0.86 to 1.06       7,289,640     0.59%      0.15% to 2.45%   (5.96)% to (3.29)%
    2014                             6,022,669     0.91 to 1.09       5,741,818     1.09%      0.15% to 2.45%   (10.55)% to (8.01)%
    2013                             4,719,618     1.01 to 1.19       4,953,443     1.74%      0.15% to 2.45%     8.15% to 11.21%
    2012                             2,121,978     0.93 to 1.07       2,028,930     1.66%      0.15% to 2.45%     14.38% to 16.4%

AMER FUNDS IS US GOVT/AAA CL 2
    2016                            11,704,406     0.99 to 1.06      12,409,965     1.47%      0.15% to 2.45%    (1.75)% to 1.04%
    2015                             8,602,778     1.00 to 1.06       9,122,486     1.53%      0.15% to 2.45%    (1.36)% to 1.44%
    2014                             7,087,217     1.01 to 1.06       7,477,491     1.12%      0.15% to 2.45%     1.96% to 4.86%
    2013                             5,920,197     0.98 to 1.02       6,021,398     0.80%      0.15% to 2.45%   (5.89)% to (3.22)%
    2012                             3,553,386     1.01 to 1.06       3,776,868     1.21%      0.15% to 2.45%    (1.08)% to 0.68%

CLEARBRIDGE VAR SM GRO CL II
    2016                             1,710,336     0.98 to 0.99       1,700,508     0.00%      1.20% to 2.20%     2.48% to 4.91%
    2015 (b)                           890,548     0.95 to 0.95         849,020     0.00%      1.20% to 2.10%   (5.76)% to (4.65)%

FIDELITY VIP EQUITY-INCOME SC2
    2016                            35,486,982     1.36 to 2.54      81,880,565     2.28%      0.15% to 2.50%    14.30% to 17.53%
    2015                            35,793,713     1.53 to 2.16      70,913,034     2.86%      0.15% to 2.50%   (7.02)% to (4.38)%
    2014                            40,504,113     1.12 to 2.26      84,793,006     2.53%      0.15% to 2.70%     5.33% to 8.32%
    2013                            46,093,306     1.07 to 2.08      90,035,968     2.28%      0.15% to 2.70%    24.11% to 27.64%
    2012                            50,295,117     0.84 to 1.63      77,648,067     2.76%      0.15% to 2.95%    13.64% to 16.88%

FIDELITY VIP MID CAP SC2
    2016                             9,231,817     1.63 to 4.91      36,510,194     0.31%      0.15% to 2.50%     8.68% to 11.76%
    2015                            10,235,423     2.43 to 4.39      36,635,920     0.24%      0.15% to 2.50%   (4.49)% to (1.78)%
    2014                            11,700,083     2.54 to 4.47      43,106,140     0.02%      0.15% to 2.50%     2.95% to 5.87%
    2013                            12,574,426     2.45 to 4.23      44,258,430     0.27%      0.15% to 2.50%    31.92% to 35.67%
    2012                            13,515,841     1.85 to 3.12      35,464,418     0.38%      0.15% to 2.50%    11.22% to 14.39%

FRANKLIN DEV MKTS VIP CL 2
    2016                             9,834,949     0.79 to 2.57      21,167,985     0.80%      0.15% to 2.50%    14.04% to 17.26%
    2015                            10,479,753     1.12 to 2.22      19,589,327     2.01%      0.15% to 2.50%  (21.94)% to (19.72)%
    2014                            10,524,450     1.41 to 2.79      24,440,100     1.49%      0.15% to 2.50%   (11.06)% to (8.53)%
    2013                            11,407,559     1.56 to 3.09      28,915,223     1.94%      0.15% to 2.50%   (3.80)% to (1.07)%
    2012                            11,810,871     1.59 to 3.15      29,864,458     1.38%      0.15% to 2.50%     9.86% to 12.99%

FRANKLIN MUTUAL SHS VIP CL 2
    2016                             2,650,681     1.80 to 2.40       6,244,316     1.97%      1.20% to 2.45%    12.69% to 14.68%
    2015                             3,135,716     1.58 to 2.09       6,445,223     3.01%      1.20% to 2.50%   (7.70)% to (6.07)%
    2014                             4,063,516     1.71 to 2.22       8,915,822     1.96%      1.20% to 2.50%     4.01% to 5.84%
    2013                             4,885,422     1.63 to 2.10      10,088,874     2.04%      1.20% to 2.50%    24.54% to 26.73%
    2012                             5,877,310     1.31 to 1.66       9,582,151     2.02%      1.20% to 2.50%    10.92% to 12.88%

FRANKLIN SMALL CP VAL VIP CL 2
    2016                            21,381,321     1.45 to 1.71      36,490,421     0.79%      1.20% to 2.95%    26.41% to 29.41%
    2015                            18,141,802     1.15 to 1.33      24,068,722     0.63%      1.20% to 2.95%   (10.08)% to (8.49)%
    2014                            17,745,713     1.28 to 1.45      25,728,082     0.60%      1.20% to 2.95%   (2.35)% to (0.63)%
    2013                            15,084,012     1.31 to 1.46      22,007,745     1.26%      1.20% to 2.95%    32.28% to 34.62%
    2012                            11,539,632     0.98 to 1.08      12,507,048     0.78%      1.20% to 2.95%    14.93% to 16.96%

FRANKLIN SM-MD CP GR VIP CL 2
    2016                             5,252,793     1.26 to 2.60       8,851,759     0.00%      0.15% to 2.45%     1.15% to 4.01%
    2015                             6,223,230     1.23 to 2.53      10,189,765     0.00%      0.15% to 2.45%   (5.49)% to (2.80)%
    2014                             6,708,673     1.28 to 2.63      11,531,092     0.00%      0.15% to 2.45%     4.35% to 7.31%
    2013                             7,645,242     1.21 to 2.47      12,502,680     0.00%      0.15% to 2.45%    34.14% to 37.95%
    2012                             8,010,965     0.89 to 1.81       9,473,157     0.00%      0.15% to 2.45%     7.62% to 10.69%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2016

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
GOLDMAN SACHS VI HQ FLT RT SS
    2016                            37,151,922     0.96 to 1.05      38,919,618     1.00%      1.20% to 2.45%    (1.92)% to 0.41%
    2015                            36,212,613     0.98 to 1.05      38,011,013     0.44%      1.20% to 2.45%   (3.32)% to (1.61)%
    2014                            36,182,709     1.01 to 1.07      38,600,763     0.30%      1.20% to 2.10%   (2.99)% to (1.27)%
    2013                            33,133,371     1.03 to 1.08      35,805,714     0.46%      1.20% to 2.45%   (2.52)% to (0.80)%
    2012                            18,118,644     1.05 to 1.09      19,737,352     0.75%      1.20% to 2.45%    (0.22)% to 1.54%

GOLDMAN SACHS VIT GBL TRNDS SS
    2016                           114,933,333     0.99 to 1.03     117,911,955     0.31%      1.20% to 2.15%     1.31% to 3.72%
    2015                            97,516,000     0.98 to 1.00      97,038,369     0.11%      1.20% to 1.95%   (8.55)% to (6.94)%
    2014                            57,148,115     1.05 to 1.07      61,108,844     0.06%      1.20% to 2.10%     0.92% to 2.71%
    2013 (a)                        20,677,503         1.04          21,528,667     0.10%      1.20% to 2.00%     2.91% to 4.12%

INVESCO VI AMER VALUE SR II
    2016                             6,023,777     1.33 to 1.53       9,229,462     0.12%      1.20% to 2.70%    11.88% to 14.53%
    2015                             5,628,822     1.19 to 1.35       7,575,022     0.01%      1.20% to 2.70%  (12.00)% to (10.44)%
    2014                             4,062,941     1.35 to 1.50       6,105,164     0.21%      1.20% to 2.70%     6.30% to 8.17%
    2013                             3,153,968     1.27 to 1.39       4,381,262     0.65%      1.20% to 2.70%    30.05% to 32.34%
    2012                               863,715     0.98 to 1.05         906,648     0.71%      1.20% to 2.45%    13.65% to 15.66%

INVESCO VI COMSTOCK SR II
    2016                            19,290,413     1.54 to 2.62      50,583,685     1.34%      1.20% to 2.45%    13.60% to 16.29%
    2015                            21,375,781     1.71 to 2.27      48,489,273     1.66%      1.20% to 2.45%   (8.92)% to (7.31)%
    2014                            20,328,052     1.87 to 2.45      49,751,315     1.15%      1.20% to 2.45%     5.93% to 7.80%
    2013                            16,599,622     1.75 to 2.27      37,687,180     1.59%      1.20% to 2.45%    31.71% to 34.04%
    2012                            10,991,471     1.33 to 1.69      18,618,264     1.64%      1.20% to 2.45%    15.46% to 17.50%

INVESCO VI EQUITY & INC SR II
    2016                             2,810,199     1.31 to 1.81       5,038,654     1.55%      1.20% to 2.25%    11.51% to 14.15%
    2015                             2,623,652     1.30 to 1.59       4,142,909     2.43%      1.20% to 2.25%   (5.42)% to (3.75)%
    2014                             2,162,430     1.36 to 1.65       3,539,985     1.76%      1.20% to 2.25%     5.60% to 7.47%
    2013                             1,495,474     1.28 to 1.54       2,266,429     1.55%      1.20% to 2.25%    21.26% to 23.40%
    2012                             1,240,756     1.05 to 1.25       1,519,551     1.85%      1.20% to 2.25%     9.11% to 11.04%

INVESCO VI GROWTH & INC SR II
    2016                             3,277,045     1.61 to 2.77       9,075,732     0.82%      1.20% to 2.35%    15.97% to 18.01%
    2015                             1,223,875     1.79 to 2.35       2,872,050     2.41%      1.20% to 2.50%   (6.12)% to (4.47)%
    2014                             1,434,525     1.90 to 2.46       3,523,821     1.47%      1.20% to 2.50%     6.77% to 8.65%
    2013                             1,779,511     1.77 to 2.26       4,023,181     1.34%      1.20% to 2.50%    29.88% to 32.17%
    2012                             1,713,903     1.36 to 1.71       2,931,635     1.27%      1.20% to 2.50%    11.02% to 12.98%

INVESCO VI SM CAP EQTY SR II
    2016                            14,238,814     1.27 to 1.46      20,811,129     0.00%      1.20% to 2.70%     8.60% to 11.17%
    2015                            15,533,334     1.17 to 1.32      20,544,059     0.00%      1.20% to 2.70%   (8.48)% to (6.87)%
    2014                            16,624,811     1.27 to 1.42      23,608,195     0.00%      1.20% to 2.70%    (0.88)% to 0.87%
    2013                            16,800,802     1.28 to 1.41      23,652,925     0.00%      1.20% to 2.70%    33.11% to 35.45%
    2012                            13,457,293     0.95 to 1.04      13,987,224     0.00%      1.20% to 2.95%    10.33% to 12.29%

IVY VIP ASSET STRATEGY
    2016                            57,198,258     0.88 to 2.60     145,355,667     0.59%      1.20% to 2.70%   (5.39)% to (3.15)%
    2015                            67,358,063     0.92 to 2.71     178,007,763     0.36%      1.20% to 2.70%   (11.01)% to (9.44)%
    2014                            74,476,886     1.03 to 2.99     217,560,150     0.49%      1.20% to 2.75%   (8.02)% to (6.40)%
    2013                            78,191,693     1.11 to 3.19     244,199,910     1.28%      1.20% to 2.70%    21.50% to 23.64%
    2012                            75,753,723     2.26 to 2.58     191,537,131     1.12%      1.20% to 2.50%    15.70% to 17.75%

IVY VIP BALANCED
    2016                            32,270,184     1.13 to 8.32     110,047,146     1.38%      0.15% to 2.35%    (0.93)% to 1.88%
    2015                            34,877,083     1.13 to 8.16     120,157,549     0.91%      0.15% to 2.35%   (3.22)% to (0.47)%
    2014                            35,921,678     1.15 to 8.20     130,175,660     0.93%      0.15% to 2.50%     4.45% to 7.41%
    2013                            36,894,554     1.09 to 7.64     129,179,988     1.44%      0.15% to 2.50%    20.10% to 23.51%
    2012                            34,424,607     1.37 to 6.18     105,071,224     1.47%      0.15% to 2.45%     8.49% to 11.58%

IVY VIP BOND
    2016                            97,186,829     1.04 to 1.37     132,718,740     2.34%      1.25% to 2.35%     1.62% to 2.74%
    2015                           103,645,819     1.02 to 1.33     137,757,285     2.92%      1.25% to 2.35%   (2.13)% to (1.04)%
    2014                           109,220,233     1.04 to 1.34     146,697,373     3.75%      1.25% to 2.35%     1.91% to 3.04%
    2013                           104,942,376     1.01 to 1.30     136,792,290     3.30%      1.25% to 2.35%   (4.36)% to (3.31)%
    2012                            81,501,982     1.23 to 1.35     109,872,989     3.12%      1.25% to 2.35%     3.32% to 4.46%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2016

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
IVY VIP CORE EQUITY
    2016                            39,782,237     1.20 to 2.65      99,292,010     0.45%      0.15% to 2.70%     0.73% to 3.58%
    2015                            42,301,761     1.18 to 2.57     102,974,780     0.35%      0.15% to 2.70%   (3.58)% to (0.84)%
    2014                            44,306,736     1.21 to 2.62     109,770,382     0.49%      0.15% to 2.75%     6.49% to 9.51%
    2013                            41,539,661     1.12 to 2.42      94,277,730     0.49%      0.15% to 2.70%    29.63% to 33.31%
    2012                            28,187,947     1.22 to 1.83      47,527,696     0.56%      0.15% to 2.35%    15.15% to 18.42%

IVY VIP DIVIDEND OPP
    2016                            10,656,725     1.23 to 2.03      21,597,757     1.26%      1.25% to 2.35%     4.48% to 5.63%
    2015                            11,686,779     1.17 to 1.92      22,422,853     1.29%      1.25% to 2.35%   (4.33)% to (3.27)%
    2014                            13,352,998     1.21 to 1.98      26,486,148     1.16%      1.25% to 2.35%     7.29% to 8.48%
    2013                            14,869,053     1.12 to 1.83      27,188,761     1.55%      1.25% to 2.35%    26.60% to 28.00%
    2012                            14,459,825     1.30 to 1.43      20,656,026     1.07%      1.25% to 2.35%    10.54% to 11.77%

IVY VIP ENERGY
    2016                             5,561,489     0.94 to 1.26       6,986,082     0.14%      1.25% to 2.35%    31.43% to 32.88%
    2015                             6,007,854     0.71 to 0.95       5,679,106     0.06%      1.25% to 2.35%  (23.95)% to (23.11)%
    2014                             5,753,035     0.93 to 1.23       7,072,992     0.00%      1.25% to 2.35%  (12.64)% to (11.67)%
    2013                             6,109,963     1.05 to 1.39       8,504,437     0.00%      1.25% to 2.35%    24.80% to 26.18%
    2012                             6,115,495     1.02 to 1.10       6,746,220     0.00%      1.25% to 2.35%    (0.99)% to 0.10%

IVY VIP GLBL NATURAL RES
    2016                            36,993,400     0.58 to 1.11      41,112,391     0.70%      1.20% to 2.50%    20.22% to 23.07%
    2015                            33,612,121     0.43 to 0.91      30,520,850     0.10%      1.20% to 2.70%  (24.65)% to (23.32)%
    2014                            28,496,741     0.56 to 1.19      33,736,824     0.00%      1.20% to 2.75%  (15.57)% to (14.07)%
    2013                            28,606,857     0.67 to 1.38      39,420,130     0.00%      1.20% to 2.70%     4.67% to 6.52%
    2012                            29,850,329     0.63 to 1.30      38,629,692     0.00%      1.20% to 2.70%    (1.08)% to 0.67%

IVY VIP GLOBAL BOND
    2016                             6,418,348     1.00 to 1.05       6,722,983     3.57%      1.25% to 2.10%     4.56% to 5.71%
    2015                             6,759,875     0.95 to 0.99       6,698,183     3.70%      1.25% to 2.10%   (4.91)% to (3.86)%
    2014                             7,019,226     1.00 to 1.03       7,234,714     2.25%      1.25% to 2.10%   (2.14)% to (1.06)%
    2013                             6,933,787     1.02 to 1.04       7,223,250     0.00%      1.25% to 2.10%    (0.62)% to 0.48%
    2012                             5,024,224     1.02 to 1.04       5,208,913     3.78%      1.25% to 2.10%     3.92% to 5.07%

IVY VIP GLOBAL GROWTH
    2016                            31,623,038     1.07 to 2.09      62,464,755     0.22%      1.20% to 2.45%   (5.85)% to (3.62)%
    2015                            33,490,781     1.03 to 2.18      69,043,299     0.42%      1.20% to 2.70%     0.39% to 2.16%
    2014                            36,111,781     1.02 to 2.14      72,784,181     2.11%      1.20% to 2.75%   (1.98)% to (0.25)%
    2013                            35,159,144     1.04 to 2.14      70,734,187     0.86%      1.20% to 2.70%    15.76% to 17.80%
    2012                            28,439,829     0.90 to 1.82      47,979,312     1.89%      1.20% to 2.70%    14.61% to 16.64%

IVY VIP GOVT MONEY MARKET
    2016                            10,552,171     0.89 to 0.99      10,490,486     0.12%      1.25% to 2.10%   (2.19)% to (1.11)%
    2015                            12,701,671     0.91 to 1.01      12,769,086     0.02%      1.25% to 2.10%   (2.30)% to (1.22)%
    2014                            12,038,044     0.93 to 1.02      12,251,690     0.02%      1.25% to 2.10%   (2.30)% to (1.22)%
    2013                            13,444,125     0.95 to 1.03      13,852,053     0.02%      1.25% to 2.10%   (2.30)% to (1.22)%
    2012                            11,851,618     0.97 to 1.04      12,361,898     0.02%      1.25% to 2.10%   (2.31)% to (1.23)%

IVY VIP GROWTH
    2016                            24,023,978     1.35 to 2.31      55,403,413     0.02%      0.15% to 2.35%   (1.12)% to (0.03)%
    2015                            26,869,223     1.35 to 2.31      61,983,332     0.11%      0.15% to 2.35%     4.68% to 5.84%
    2014                            30,275,987     1.28 to 2.18      65,989,998     0.24%      0.15% to 2.35%     9.21% to 10.42%
    2013                            86,466,716     1.15 to 6.65     213,651,585     0.43%      0.15% to 2.70%    32.49% to 36.25%
    2012                            93,529,444     0.85 to 4.93     171,638,603     0.06%      0.15% to 2.95%     9.46% to 12.57%

IVY VIP HIGH INCOME
    2016                            66,906,391     1.04 to 2.18      92,040,204     7.40%      1.20% to 2.95%    12.82% to 15.50%
    2015                            69,605,101     0.92 to 1.90      85,240,150     6.18%      1.20% to 2.95%   (9.22)% to (7.62)%
    2014                            73,091,861     1.01 to 2.06      98,039,313     5.60%      1.20% to 3.00%    (1.06)% to 0.69%
    2013                            29,855,621     1.02 to 2.04      53,904,115     4.48%      1.20% to 2.95%     7.29% to 9.18%
    2012                            23,189,936     1.70 to 1.87      43,430,987     6.39%      1.25% to 2.35%    15.88% to 17.16%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2016

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
IVY VIP INTL CORE EQUITY
    2016                            58,407,766     0.90 to 5.89     150,580,435     1.38%      0.15% to 2.95%    (1.85)% to 0.93%
    2015                            63,849,455     0.92 to 5.84     164,116,138     1.29%      0.15% to 2.95%   (3.82)% to (1.09)%
    2014                            69,049,904     0.96 to 5.90     181,226,029     2.53%      0.15% to 3.00%    (1.51)% to 1.29%
    2013                            75,575,716     0.97 to 5.83     198,584,479     1.65%      0.15% to 2.95%    21.28% to 24.72%
    2012                            80,872,427     0.80 to 4.67     173,054,725     2.30%      0.15% to 2.95%    10.03% to 13.16%

IVY VIP LIMITED-TERM BOND
    2016                            39,002,161     0.97 to 1.02      39,615,179     1.48%      1.25% to 2.10%    (0.42)% to 0.68%
    2015                            37,007,768     0.97 to 1.01      37,336,399     1.52%      1.25% to 2.10%   (1.47)% to (0.38)%
    2014                            35,060,416     0.98 to 1.01      35,507,176     0.56%      1.25% to 2.10%   (1.37)% to (0.28)%
    2013                            29,301,920     0.99 to 1.02      29,758,599     0.00%      1.25% to 2.35%   (2.84)% to (1.77)%
    2012                            12,787,214     1.02 to 1.03      13,221,134     4.27%      1.25% to 2.10%     0.96% to 2.07%

IVY VIP MICRO CAP GROWTH
    2016                             8,891,061     1.13 to 3.82      23,945,771     0.00%      0.15% to 2.50%    10.01% to 13.12%
    2015                             9,868,679     1.01 to 3.37      23,559,362     0.00%      0.15% to 2.50%   (11.80)% to (9.30)%
    2014                            11,200,328     1.13 to 3.72      29,998,995     0.00%      0.15% to 2.50%   (4.60)% to (1.89)%
    2013                            12,081,016     1.17 to 3.79      33,572,563     0.00%      0.15% to 2.45%    52.72% to 57.05%
    2012                            11,690,982     1.43 to 2.41      20,455,674     0.00%      0.15% to 2.45%     8.58% to 11.67%

IVY VIP MID CAP GROWTH
    2016                            24,100,613     1.11 to 2.51      60,308,547     0.00%      1.20% to 2.70%     3.04% to 5.48%
    2015                            25,882,239     1.06 to 2.39      61,788,557     0.00%      1.20% to 2.70%   (8.52)% to (6.90)%
    2014                            26,623,415     1.15 to 2.57      68,287,685     0.00%      1.20% to 2.75%     4.73% to 6.58%
    2013                            25,625,540     1.09 to 2.41      61,674,250     0.00%      1.20% to 2.70%    26.16% to 28.39%
    2012                            16,758,602     1.70 to 1.88      31,405,038     0.00%      1.20% to 2.50%    10.25% to 12.20%

IVY VIP PATH MOD AGG MVF
    2016                            57,952,189     1.05 to 1.07      62,068,588     0.90%      1.20% to 1.95%    (0.61)% to 1.75%
    2015                            49,451,042     1.04 to 1.06      52,387,086     0.00%      1.20% to 1.95%   (3.59)% to (1.89)%
    2014                            30,952,583     1.07 to 1.08      33,433,493     1.98%      1.20% to 2.00%     0.89% to 2.67%
    2013 (c)                         4,483,033         1.05           4,718,009     0.00%      1.20% to 1.85%     4.81% to 5.25%

IVY VIP PATH MOD CON MVF
    2016                            32,834,908     1.01 to 1.04      34,087,877     0.52%      1.20% to 2.10%    (1.73)% to 0.60%
    2015                            24,975,196     1.02 to 1.04      25,940,994     0.00%      1.20% to 2.00%   (3.41)% to (1.70)%
    2014                            13,062,845     1.05 to 1.06      13,808,708     1.13%      1.20% to 2.10%     0.06% to 1.83%
    2013 (c)                         1,511,308         1.04           1,569,503     0.00%      1.20% to 1.85%     3.42% to 3.86%

IVY VIP PATH MOD MVF
    2016                           325,186,838     1.04 to 1.06     345,138,193     0.57%      1.20% to 1.90%    (1.14)% to 1.21%
    2015                           252,688,811     1.04 to 1.06     266,681,466     0.00%      1.20% to 1.90%   (3.32)% to (1.61)%
    2014                           118,871,914     1.06 to 1.07     127,553,733     1.17%      1.20% to 1.90%     0.73% to 2.51%
    2013 (c)                        12,202,626         1.05          12,777,268     0.00%      1.20% to 1.85%     4.28% to 4.72%

IVY VIP PATHFINDER AGGRESSIVE
    2016                            12,287,806     1.16 to 1.41      17,383,185     1.47%      1.25% to 2.10%     2.38% to 3.51%
    2015                            13,271,878     1.13 to 1.37      18,139,163     2.72%      1.25% to 2.10%   (1.99)% to (0.91)%
    2014                            11,881,250     1.14 to 1.38      16,387,496     0.85%      1.25% to 2.10%     2.42% to 3.56%
    2013                            11,324,682     1.11 to 1.33      15,083,577     6.82%      1.25% to 2.10%    24.18% to 25.56%
    2012                             8,710,996     1.02 to 1.06       9,241,185     0.88%      1.25% to 2.10%     9.56% to 10.78%

IVY VIP PATHFINDER CONSERV
    2016                            25,316,161     1.09 to 1.27      32,156,119     1.16%      1.25% to 2.10%     0.46% to 1.57%
    2015                            27,495,279     1.08 to 1.25      34,384,095     1.15%      1.25% to 2.10%   (1.88)% to (0.80)%
    2014                            29,844,909     1.09 to 1.26      37,621,745     1.06%      1.25% to 2.35%     0.99% to 2.11%
    2013                            31,137,476     1.16 to 1.23      38,441,011     5.76%      1.25% to 2.35%    12.09% to 13.32%
    2012                            32,510,842     1.03 to 1.09      35,416,934     0.94%      1.25% to 2.35%     4.45% to 5.61%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2016

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
IVY VIP PATHFINDER MOD AGGR
    2016                           177,737,673     1.15 to 1.38     246,007,469     1.62%      1.25% to 2.35%     2.10% to 3.22%
    2015                           188,075,050     1.11 to 1.34     252,183,485     2.30%      1.25% to 2.35%   (2.26)% to (1.18)%
    2014                           193,683,655     1.13 to 1.36     262,812,222     1.04%      1.25% to 2.35%     2.18% to 3.31%
    2013                           199,993,740     1.23 to 1.31     262,668,042     5.45%      1.25% to 2.35%    20.94% to 22.28%
    2012                           188,978,835     1.02 to 1.07     202,976,405     0.76%      1.25% to 2.35%     8.22% to 9.42%

IVY VIP PATHFINDER MOD CONS
    2016                            53,685,982     1.10 to 1.31      70,486,377     1.30%      1.25% to 1.90%     0.71% to 1.82%
    2015                            57,293,113     1.09 to 1.29      73,874,734     1.48%      1.25% to 2.15%   (2.00)% to (0.92)%
    2014                            60,897,488     1.10 to 1.30      79,249,009     0.99%      1.25% to 2.35%     1.47% to 2.59%
    2013                            66,516,350     1.19 to 1.27      84,376,051     4.97%      1.25% to 2.35%    14.98% to 16.25%
    2012                            56,885,400     1.04 to 1.09      62,073,747     0.91%      1.25% to 2.35%     5.88% to 7.05%

IVY VIP PATHFINDER MODERATE
    2016                           154,942,312     1.12 to 1.35     208,956,055     1.31%      1.25% to 2.35%     1.24% to 2.36%
    2015                           164,048,931     1.10 to 1.32     216,131,907     1.69%      1.25% to 2.35%   (2.01)% to (0.93)%
    2014                           172,610,501     1.11 to 1.33     229,539,028     1.04%      1.25% to 2.35%     1.82% to 2.94%
    2013                           179,607,449     1.09 to 1.29     232,016,381     4.78%      1.25% to 2.35%    18.03% to 19.34%
    2012                           172,188,520     1.03 to 1.08     186,390,832     0.94%      1.25% to 2.35%     6.97% to 8.16%

IVY VIP REAL ESTATE SEC
    2016                             4,900,297     1.39 to 2.48      12,144,828     1.07%      1.25% to 2.35%     1.85% to 2.97%
    2015                             5,392,588     1.36 to 2.41      12,978,484     1.01%      1.25% to 2.35%     2.35% to 3.48%
    2014                             6,610,779     1.32 to 2.33      15,374,171     1.03%      1.25% to 2.35%    27.15% to 28.55%
    2013                             7,305,391     1.04 to 1.81      13,215,918     1.11%      1.25% to 2.35%   (1.22)% to (0.13)%
    2012                             7,467,113     1.65 to 1.81      13,525,470     0.73%      1.25% to 2.35%    14.98% to 16.25%

IVY VIP SCIENCE & TECH
    2016                            18,586,995     1.13 to 3.53      61,890,871     0.00%      1.20% to 2.95%    (1.40)% to 0.94%
    2015                            21,292,766     1.14 to 3.52      70,869,765     0.00%      1.20% to 2.95%   (5.70)% to (4.04)%
    2014                            21,133,818     1.20 to 3.66      73,024,419     0.00%      1.20% to 3.00%    (0.08)% to 1.68%
    2013                            23,249,425     1.19 to 3.60      78,961,071     0.00%      1.20% to 2.95%    51.84% to 54.52%
    2012                            21,813,387     1.22 to 2.33      47,728,649     0.00%      1.20% to 2.70%    24.11% to 26.30%

IVY VIP SMALL CAP GROWTH
    2016                            14,155,118     1.12 to 1.97      27,864,474     0.00%      0.15% to 2.35%     0.53% to 1.64%
    2015                            14,655,153     1.11 to 1.94      28,383,251     0.00%      0.15% to 2.35%    (0.48)% to 0.62%
    2014                            16,538,924     1.11 to 1.92      31,835,084     0.00%      0.15% to 2.35%    (0.77)% to 0.33%
    2013                            33,183,894     1.12 to 4.42      77,759,128     0.00%      0.15% to 2.70%    39.20% to 43.14%
    2012                            33,350,240     0.91 to 3.09      55,911,570     0.00%      0.15% to 2.70%     2.10% to 5.01%

IVY VIP SMALL CAP VALUE
    2016                            20,276,203     1.40 to 4.58      63,332,625     0.39%      0.15% to 2.50%    25.14% to 28.69%
    2015                            22,295,254     1.10 to 3.56      53,459,734     0.09%      0.15% to 2.50%   (8.33)% to (5.73)%
    2014                            25,893,192     1.19 to 3.78      66,189,449     0.09%      0.15% to 2.75%     3.93% to 6.89%
    2013                            28,772,551     1.13 to 3.53      69,610,037     0.85%      0.15% to 2.70%    29.65% to 33.33%
    2012                            31,577,378     1.08 to 2.65      57,793,996     0.44%      0.15% to 2.70%    15.18% to 18.46%

IVY VIP VALUE
    2016                            36,424,021     1.25 to 5.22      89,435,653     1.24%      0.15% to 2.45%     7.92% to 10.97%
    2015                            42,247,025     1.14 to 4.71      94,101,042     0.77%      0.15% to 2.45%   (6.71)% to (4.06)%
    2014                            44,676,370     1.21 to 4.90     104,574,213     1.09%      0.15% to 2.50%     7.72% to 10.78%
    2013                            47,324,536     1.12 to 4.43     100,335,907     0.75%      0.15% to 2.45%    31.40% to 35.13%
    2012                            44,446,618     1.25 to 3.28      70,629,414     1.31%      0.15% to 2.45%    15.42% to 18.70%

JANUS ASPEN BALANCED SS
    2016                             9,067,291     1.62 to 2.39      21,636,898     1.97%      1.20% to 2.50%     1.30% to 3.70%
    2015                             9,583,902     1.86 to 2.32      22,204,991     1.38%      1.20% to 2.50%   (2.51)% to (0.79)%
    2014                             9,091,698     1.90 to 2.34      21,223,172     1.54%      1.20% to 2.50%     5.09% to 6.95%
    2013                             8,307,837     1.80 to 2.19      18,122,843     1.36%      1.20% to 2.50%    16.32% to 18.37%
    2012                             8,271,257     1.54 to 1.85      15,241,017     2.58%      1.20% to 2.50%    10.07% to 12.02%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2016

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
JANUS ASPEN FLEXIBLE BOND SS
    2016                            17,407,233     0.97 to 0.99      17,218,645     2.75%      1.20% to 2.45%    (0.74)% to 1.61%
    2015 (b)                         7,734,750     0.97 to 0.98       7,574,771     2.00%      1.20% to 2.45%   (3.21)% to (2.07)%

JANUS ASPEN FORTY SS
    2016                            15,136,316     1.63 to 3.11      35,727,688     0.00%      0.15% to 2.50%    (1.01)% to 1.79%
    2015                            17,310,280     1.62 to 3.09      41,255,223     0.00%      0.15% to 2.50%     8.68% to 11.77%
    2014                            16,700,439     1.47 to 2.80      36,077,983     0.03%      0.15% to 2.50%     5.31% to 8.30%
    2013                            18,886,986     1.37 to 2.61      37,829,729     0.58%      0.15% to 2.50%    27.08% to 30.69%
    2012                            19,100,462     1.06 to 2.02      28,002,189     0.57%      0.15% to 2.50%    20.25% to 23.67%

JANUS ASPEN OVERSEAS SS
    2016                            21,022,162     0.62 to 2.30      40,773,291     4.73%      0.15% to 2.70%   (9.41)% to (6.85)%
    2015                            22,096,401     0.68 to 2.50      45,930,770     0.50%      0.15% to 2.70%   (11.46)% to (8.94)%
    2014                            23,854,503     0.76 to 2.78      54,691,693     2.97%      0.15% to 2.70%  (14.66)% to (12.23)%
    2013                            26,305,311     0.89 to 3.21      68,802,825     3.09%      0.15% to 2.70%    10.96% to 14.11%
    2012                            29,896,862     0.79 to 2.85      68,138,723     0.62%      0.15% to 2.95%     9.88% to 13.01%

JANUS ASPEN PERK MID CP VAL SS
    2016                            15,742,168     1.37 to 1.58      24,812,857     0.91%      1.20% to 2.70%    15.32% to 18.06%
    2015                            16,837,754     1.19 to 1.34      22,615,507     1.04%      1.20% to 2.70%   (6.49)% to (4.84)%
    2014                            17,099,250     1.27 to 1.41      24,134,583     1.27%      1.20% to 2.70%     5.29% to 7.15%
    2013                            17,688,212     1.20 to 1.32      23,300,705     1.18%      1.20% to 2.70%    22.16% to 24.31%
    2012                            12,003,773     0.97 to 1.06      12,720,933     0.92%      1.20% to 2.95%     7.55% to 9.46%

MFS VIT II INTL VALUE SC
    2016                            11,042,915     0.97 to 0.99      10,954,082     1.32%      1.20% to 2.45%     0.83% to 3.22%
    2015 (b)                         4,482,304     0.96 to 0.97       4,333,292     1.76%      1.20% to 2.45%   (4.45)% to (3.32)%

MFS VIT MID CAP GROWTH SER SC
    2016                               552,847     1.44 to 2.28       1,220,680     0.00%      1.20% to 2.45%     1.58% to 3.37%
    2015                               629,567     1.54 to 2.21       1,345,365     0.00%      1.20% to 2.45%     1.40% to 3.19%
    2014                               513,940     1.51 to 2.14       1,048,754     0.00%      1.20% to 2.45%     5.40% to 7.26%
    2013                               549,856     1.42 to 1.99       1,041,853     0.00%      1.20% to 2.45%    33.23% to 35.58%
    2012                               611,502     1.06 to 1.47         851,441     0.00%      1.20% to 2.45%    13.03% to 15.03%

MORGSTANLEY UIF EMG MK EQ CL 2
    2016                            34,534,482     0.58 to 0.67      23,134,251     0.44%      1.20% to 2.70%     3.53% to 5.99%
    2015                            35,523,730     0.56 to 0.64      22,587,299     0.75%      1.20% to 2.70%  (13.31)% to (11.77)%
    2014                            31,777,048     0.65 to 0.72      22,901,375     0.32%      1.20% to 2.70%   (7.33)% to (5.69)%
    2013                            24,207,956     0.70 to 0.76      18,500,069     1.10%      1.20% to 2.70%   (3.97)% to (2.28)%
    2012                            12,451,514     0.72 to 0.78       9,738,154     0.00%      1.20% to 2.70%    16.34% to 18.40%

MORNINGSTAR AGGR GROWTH ETF II
    2016                             6,882,709     1.01 to 1.13       7,797,544     1.39%      1.20% to 2.50%     7.99% to 10.55%
    2015                             6,850,584     0.93 to 1.03       7,062,789     1.25%      1.20% to 2.50%   (5.66)% to (3.99)%
    2014                             6,536,724     0.98 to 1.07       7,019,361     5.79%      1.20% to 2.50%     1.43% to 3.22%
    2013                             5,478,172     0.96 to 1.04       5,699,302     1.24%      1.20% to 2.50%    14.69% to 16.71%
    2012                             4,146,453     0.83 tio 0.89      3,696,090     1.21%      1.20% to 2.50%    10.86% to 12.82%

MORNINGSTAR BALANCED ETF II
    2016                            50,255,127     1.07 to 1.20      60,540,310     1.70%      1.20% to 2.50%     5.33% to 7.83%
    2015                            52,527,736     1.01 to 1.12      59,036,007     1.38%      1.20% to 2.50%   (5.06)% to (3.39)%
    2014                            56,812,098     1.06 to 1.16      66,091,049     1.12%      1.20% to 2.50%     1.47% to 3.26%
    2013                            63,362,982     1.04 to 1.13      71,384,566     1.46%      1.20% to 2.50%     8.61% to 10.53%
    2012                            57,280,186     0.95 to 1.02      58,383,436     1.53%      1.20% to 2.50%     7.58% to 9.48%

MORNINGSTAR CONSERVATIVE ETF II
    2016                            12,458,678     1.04 to 1.16      14,462,534     1.59%      1.20% to 2.35%     1.58% to 3.98%
    2015                            12,052,785     1.01 to 1.12      13,536,028     1.06%      1.20% to 2.45%   (4.08)% to (2.39)%
    2014                            13,503,420     1.05 to 1.15      15,536,483     0.98%      1.20% to 2.45%    (0.22)% to 1.54%
    2013                            15,393,100     1.05 to 1.13      17,439,339     1.23%      1.20% to 2.45%    (0.42)% to 1.34%
    2012                            16,873,386     1.04 to 1.12      18,863,156     1.49%      1.20% to 2.50%     2.13% to 3.94%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2016

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
MORNINGSTAR GROWTH ETF II
    2016                            20,442,662     1.04 to 1.17      23,992,487     1.46%      1.20% to 2.50%     6.52% to 9.04%
    2015                            21,581,129     0.96 to 1.08      23,367,932     1.24%      1.20% to 2.70%   (5.35)% to (3.68)%
    2014                            22,903,343     1.01 to 1.12      25,745,659     1.02%      1.20% to 2.70%     1.54% to 3.33%
    2013                            24,336,913     0.99 to 1.09      26,476,167     1.15%      1.20% to 2.70%    13.16% to 15.16%
    2012                            26,285,441     0.87 to 0.94      24,831,473     1.23%      1.20% to 2.70%     9.62% to 11.56%

MORNINGSTAR INC & GROWTH ETF II
    2016                            23,869,555     1.02 to 1.18      28,063,068     1.67%      1.20% to 2.70%     3.29% to 5.74%
    2015                            25,346,743     0.99 to 1.12      28,351,506     1.36%      1.20% to 2.70%   (4.54)% to (2.85)%
    2014                            30,316,413     1.03 to 1.15      34,904,814     1.11%      1.20% to 2.70%     0.30% to 2.07%
    2013                            33,387,938     1.03 to 1.13      37,660,593     1.44%      1.20% to 2.70%     4.22% to 6.06%
    2012                            32,663,934     0.98 to 1.06      34,740,164     1.65%      1.20% to 2.70%     4.72% to 6.57%

NEUBERGERBERMAN SOC RESP S CL
    2016                             2,168,983     1.33 to 1.50       3,243,199     0.55%      1.20% to 2.45%     6.46% to 8.99%
    2015                             1,585,733     1.25 to 1.38       2,188,683     0.38%      1.20% to 2.45%   (3.48)% to (1.78)%
    2014                             1,196,290     1.28 to 1.41       1,681,074     0.11%      1.20% to 2.45%     6.91% to 8.80%
    2013                             1,088,726     1.19 to 1.29       1,406,230     0.71%      1.20% to 2.45%    33.43% to 35.78%
    2012                               591,475     0.89 to 0.95         562,689     0.10%      1.20% to 2.45%     7.51% to 9.41%

OPPENHEIMER INTL GROW VA SS
    2016                            12,647,966     1.10 to 2.85      35,350,316     0.82%      1.20% to 2.45%   (5.54)% to (3.29)%
    2015                            12,397,949     1.92 to 2.97      36,036,841     0.91%      1.20% to 2.45%     0.11% to 1.88%
    2014                            12,089,421     1.91 to 2.92      34,504,984     0.92%      1.20% to 2.45%   (9.85)% to (8.26)%
    2013                             8,926,807     2.11 to 3.20      27,679,142     0.92%      1.20% to 2.45%    22.06% to 24.21%
    2012                             2,384,502     1.72 to 2.58       5,773,145     1.08%      1.20% to 2.45%    18.14% to 20.23%

OPPENHEIMER MS SM CAP VA SS
    2016                             2,251,277     1.50 to 1.69       3,813,911     0.25%      1.20% to 2.50%    14.26% to 16.27%
    2015                             1,933,062     1.31 to 1.46       2,816,556     0.58%      1.20% to 2.50%   (8.83)% to (7.21)%
    2014                             1,344,478     1.43 to 1.57       2,111,345     0.64%      1.20% to 2.50%     8.41% to 10.32%
    2013                             1,300,521     1.31 to 1.42       1,851,218     0.73%      1.20% to 2.50%    36.54% to 38.95%
    2012                               944,449     0.96 to 1.02         967,529     0.31%      1.20% to 2.50%    14.23% to 16.25%

PIMCO VIT GLB DIV ALL ADV CL
    2016                            93,653,096     1.05 to 1.08     101,402,853     1.72%      1.20% to 2.10%     4.52% to 7.00%
    2015                            75,440,235     0.99 to 1.02      76,801,335     3.14%      1.20% to 2.10%   (8.30)% to (6.68)%
    2014                            36,960,899     1.07 to 1.09      40,321,539     6.06%      1.20% to 2.10%     2.58% to 4.39%
    2013 (a)                        10,798,585     1.04 to 1.05      11,284,615     7.12%      1.20% to 2.10%     3.29% to 4.50%

PIMCO VIT LOW DUR PORT ADV CL
    2016                            59,945,472     0.95 to 1.03      61,878,612     1.39%      1.20% to 2.45%    (1.63)% to 0.70%
    2015                            61,548,950     0.96 to 1.03      63,470,761     3.32%      1.20% to 2.45%   (2.70)% to (0.98)%
    2014                            62,187,031     0.98 to 1.04      64,764,833     1.04%      1.20% to 2.45%   (2.18)% to (0.45)%
    2013                            55,865,440     1.00 to 1.05      58,445,137     1.31%      1.20% to 2.50%   (3.13)% to (1.42)%
    2012                            35,586,911     1.03 to 1.06      37,768,230     1.79%      1.20% to 2.50%     2.66% to 4.48%

PIMCO VIT TOTAL RETURN ADV CL
    2016                           138,377,473     1.04 to 1.14     158,406,411     1.98%      1.20% to 2.70%    (0.39)% to 1.97%
    2015                           147,656,574     1.04 to 1.13     166,770,221     4.84%      1.20% to 2.70%   (2.57)% to (0.85)%
    2014                           150,517,076     1.06 to 1.14     171,456,699     2.14%      1.20% to 2.70%     1.15% to 2.94%
    2013                           132,608,027     1.05 to 1.11     146,752,783     2.17%      1.20% to 2.70%   (4.90)% to (3.22)%
    2012                            67,799,971     1.10 to 1.14      77,528,778     2.47%      1.20% to 2.70%     6.30% to 8.18%

PUTNAM VT EQUITY INCOME CL IB
    2016                             2,371,963     1.38 to 2.29       5,355,987     1.86%      1.20% to 2.20%    10.35% to 12.29%
    2015                             2,401,574     1.60 to 2.04       4,834,224     1.67%      1.20% to 2.20%   (5.86)% to (4.20)%
    2014                             2,342,261     1.68 to 2.13       4,919,650     1.99%      1.20% to 2.20%     9.39% to 11.32%
    2013                             2,748,869     1.53 to 1.91       5,207,946     1.71%      1.20% to 2.20%    28.57% to 30.84%
    2012                             2,053,229     1.17 to 1.46       2,957,298     2.16%      1.20% to 2.30%    15.83% to 17.88%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2016

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
PUTNAM VT GROWTH AND INC CL IB
    2016                             2,976,129     1.41 to 2.15       6,373,001     1.75%      1.20% to 2.45%    11.68% to 14.33%
    2015                             4,343,840     1.47 to 1.90       8,196,579     2.37%      1.20% to 2.45%   (10.22)% to (8.63)%
    2014                             4,018,082     1.63 to 2.08       8,290,582     0.88%      1.20% to 2.45%     7.51% to 9.41%
    2013                             1,980,017     1.51 to 1.90       3,700,048     1.15%      1.20% to 2.45%    31.74% to 34.06%
    2012                               907,577     1.14 to 1.41       1,239,146     1.62%      1.20% to 2.45%    15.67% to 17.71%

PUTNAM VT GROWTH OPP CL IB (i)
    2016                             1,738,684     1.64 to 2.20       3,760,565     1.28%      1.20% to 2.45%    (0.39)% to 1.97%
    2015                             3,328,112     1.64 to 2.17       7,143,855     1.49%      1.20% to 2.45%   (8.84)% to (7.23)%
    2014                             3,971,247     1.79 to 2.34       9,206,811     0.43%      1.20% to 2.45%     6.53% to 8.41%
    2013                             2,142,270     1.67 to 2.16       4,535,399     0.87%      1.20% to 2.45%    39.55% to 42.01%
    2012                             2,591,926     1.23 to 1.52       3,868,149     0.33%      1.20% to 2.00%    10.90% to 12.86%

PUTNAM VT INTER EQ CL IB
    2016                             2,012,426     1.31 to 1.74       3,312,339     3.24%      1.20% to 2.30%   (5.28)% to (3.61)%
    2015                             2,056,174     0.77 to 1.81       3,508,668     1.21%      1.20% to 2.70%   (2.77)% to (1.05)%
    2014                             2,266,583     0.79 to 1.83       3,917,834     0.96%      1.20% to 2.70%   (9.49)% to (7.89)%
    2013                             2,612,806     0.87 to 1.98       4,930,194     1.49%      1.20% to 2.70%    24.35% to 26.54%
    2012                             3,157,120     0.70 to 1.57       4,726,792     2.23%      1.20% to 2.70%    18.36% to 20.46%

PUTNAM VT MULTI-CAP GRO CL IB
    2016                               444,447     1.95 to 2.66       1,131,891     0.71%      1.20% to 2.10%     4.66% to 6.51%
    2015                             1,608,779     1.85 to 2.49       3,963,044     0.48%      1.20% to 2.10%   (3.19)% to (1.48)%
    2014                             1,449,087     1.90 to 2.53       3,625,258     0.13%      1.20% to 2.10%    10.19% to 12.14%
    2013                               353,379     1.66 to 2.26         768,937     0.48%      1.20% to 2.35%    32.48% to 34.81%
    2012                               324,530     1.25 to 1.67         522,349     0.23%      1.20% to 2.35%    13.36% to 15.36%

SFT ADVANTUS BOND CL 2
    2016                           122,831,832     1.09 to 5.34     195,670,933     0.00%      0.15% to 2.70%     1.34% to 4.21%
    2015                           124,618,248     1.07 to 5.12     193,255,265     0.00%      0.15% to 2.70%    (2.76)% to 0.01%
    2014                           122,294,915     1.10 to 5.12     193,902,325     0.00%      0.15% to 2.70%     3.20% to 6.13%
    2013                           123,439,047     1.05 to 4.83     188,394,921     0.00%      0.15% to 2.95%   (3.54)% to (0.80)%
    2012                           116,666,035     1.08 to 4.86     185,820,211     0.00%      0.15% to 2.95%     4.29% to 7.25%

SFT ADVANTUS DYNAMIC MGD VOL
    2016                           233,842,351     1.12 to 1.17     273,245,709     0.00%      1.20% to 2.45%     5.62% to 8.12%
    2015                           187,165,507     1.05 to 1.09     203,486,820     0.00%      1.20% to 2.45%   (6.06)% to (4.40)%
    2014                           115,228,324     1.11 to 1.14     131,044,394     0.00%      1.20% to 2.45%     4.98% to 6.83%
    2013 (a)                        49,719,645         1.06          52,930,577     0.00%      1.20% to 1.95%     5.22% to 6.46%

SFT ADVANTUS GOVT MONEY MARKET
    2016                            31,148,458     0.83 to 2.35      34,125,303     0.00%      0.15% to 2.50%   (2.85)% to (0.11)%
    2015                            33,415,889     0.85 to 2.35      36,958,618     0.00%      0.15% to 2.50%   (2.91)% to (0.15)%
    2014                            33,036,365     0.85 to 2.36      38,132,876     0.00%      0.15% to 2.70%   (2.91)% to (0.15)%
    2013                            33,237,413     0.87 to 2.36      39,432,534     0.00%      0.15% to 2.70%   (2.91)% to (0.15)%
    2012                            36,256,062     0.89 to 2.36      44,390,256     0.00%      0.15% to 2.95%   (2.92)% to (0.15)%

SFT ADVANTUS INDEX 400 MC CL 2
    2016                            21,859,046     1.63 to 5.54      84,752,467     0.00%      0.15% to 2.95%    16.56% to 19.86%
    2015                            20,505,012     1.40 to 4.62      67,076,129     0.00%      0.15% to 2.95%   (5.46)% to (2.78)%
    2014                            22,733,438     1.48 to 4.75      76,637,719     0.00%      0.15% to 2.95%     6.06% to 9.07%
    2013                            25,721,614     1.40 to 4.36      79,959,398     0.00%      0.15% to 2.95%    28.92% to 32.58%
    2012                            29,094,337     1.08 to 3.29      68,544,002     0.00%      0.15% to 2.95%    13.83% to 17.07%

SFT ADVANTUS INDEX 500 CL 2
    2016                            48,749,748     1.41 to 10.91    193,515,964     0.00%      0.15% to 2.70%     8.21% to 11.27%
    2015                            47,932,896     1.30 to 9.81     175,837,831     0.00%      0.15% to 2.70%    (2.00)% to 0.78%
    2014                            48,755,932     1.32 to 9.73     181,518,328     0.00%      0.15% to 2.70%     9.84% to 12.96%
    2013                            50,255,635     1.20 to 8.62     169,024,269     0.00%      0.15% to 2.70%    27.88% to 31.51%
    2012                            47,360,200     1.06 to 6.55     128,781,432     0.00%      0.15% to 2.65%    12.06% to 15.25%

SFT ADVANTUS INTL BOND CL 2
    2016                            48,755,543     1.29 to 2.75      83,587,130     0.00%      0.15% to 2.70%     0.11% to 2.94%
    2015                            50,751,879     1.29 to 2.67      85,334,680     0.00%      0.15% to 2.70%   (6.95)% to (4.31)%
    2014                            51,586,760     1.38 to 2.79      91,906,893     0.00%      0.15% to 2.70%    (1.25)% to 1.55%
    2013                            53,370,551     1.39 to 2.74      94,801,068     0.00%      0.15% to 2.95%   (2.98)% to (0.23)%
    2012                            49,041,835     1.42 to 2.75      89,932,944     0.00%      0.15% to 2.95%    12.81% to 16.02%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2016

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------   --------------  ---------------------
SFT ADVANTUS MGD VOL EQUITY
    2016                           172,000,300     1.02 to 1.03     176,901,584     0.00%      1.20% to 2.35%     1.14% to 3.54%
    2015 (d)                         5,365,851         1.00           5,362,137     0.00%      1.20% to 1.85%     0.29% to 0.50%

SFT ADVANTUS MORTGAGE CL 2
    2016                            40,160,092     1.02 to 4.95      58,908,536     0.00%      0.15% to 2.50%    (1.61)% to 1.17%
    2015                            39,715,568     0.94 to 4.89      59,041,770     0.00%      0.15% to 2.70%    (0.05)% to 2.79%
    2014                            40,849,187     0.94 to 4.76      61,251,416     0.00%      0.15% to 2.70%     2.69% to 5.60%
    2013                            40,157,011     0.91 to 4.51      59,060,052     0.00%      0.15% to 2.70%   (4.83)% to (2.12)%
    2012                            34,733,069     0.96 to 4.60      56,007,270     0.00%      0.15% to 2.95%     0.47% to 3.33%

SFT ADVANTUS REAL ESTATE CL 2
    2016                            20,015,378     1.36 to 5.12      77,047,525     0.00%      0.15% to 2.70%     1.38% to 4.24%
    2015                            21,016,292     1.34 to 4.91      78,465,052     0.00%      0.15% to 2.70%     1.94% to 4.83%
    2014                            22,888,172     1.31 to 4.68      82,446,929     0.00%      0.15% to 2.70%    26.59% to 30.18%
    2013                            23,420,633     1.01 to 3.60      65,476,353     0.00%      0.15% to 2.95%    (1.79)% to 1.00%
    2012                            20,836,995     0.03 to 3.58      58,910,326     0.00%      0.15% to 2.95%    14.47% to 17.72%

SFT IVY GROWTH
    2016                            64,780,044     1.33 to 7.72     185,798,724     0.00%      0.15% to 2.95%    (2.02)% to 0.75%
    2015                            72,750,220     1.33 to 7.75     209,421,578     0.00%      0.15% to 2.95%     3.64% to 6.58%
    2014                            82,944,079     1.27 to 7.35     224,075,624     0.00%      0.15% to 2.95%    10.75% to 12.85%

SFT IVY SMALL CAP GROWTH
    2016 (e)                        16,470,052     1.56 to 5.22      48,962,203     0.00%      0.12% to 2.47%    17.62% to 20.95%
    2015 (f)                        17,985,407     1.18 to 4.32      44,780,293     0.00%      0.07% to 2.62%    (6.39)% to 3.73%
    2014 (g)                        19,748,439     1.25 to 4.48      51,323,384     0.00%      0.08% to 2.63%     6.66% to 8.69%

SFT PYRAMIS CORE EQUITY CL 2
    2016 (e)                        18,660,987     1.52 to 3.02      51,509,908     0.00%      0.01% to 2.36%     1.96% to 4.85%
    2015 (f)                        22,768,665     1.32 to 2.92      60,807,646     0.00%     (0.07)% to 2.48%   (1.99)% to 0.80%
    2014 (g)                        25,068,962     1.34 to 2.92      66,977,999     0.00%      0.03% to 2.58%     9.46% to 11.53%

SFT T. ROWE PRICE VALUE
    2016 (e)                        45,936,152     1.34 to 2.76     126,204,702     0.00%      1.19% to 2.94%     7.45% to 10.00%
    2015 (f)                        50,885,068     1.25 to 2.52     127,868,449     0.00%      1.16% to 2.91%   (4.84)% to (3.16)%
    2014 (g)                        56,265,717     1.31 to 2.60     146,020,559     0.00%      1.17% to 2.92%     6.09% to 7.35%

TOPS MGD RISK BAL ETF CL 2
    2016                            21,479,806     1.04 to 1.10      23,578,557     1.31%      1.20% to 2.45%     3.15% to 5.59%
    2015                            20,050,518     1.00 to 1.05      20,969,313     1.25%      1.20% to 2.45%   (7.27)% to (5.64)%
    2014                            20,422,030     1.07 to 1.11      22,633,674     0.97%      1.20% to 2.45%     0.06% to 1.83%
    2013                            19,382,940     1.07 to 1.09      21,096,098     0.98%      1.20% to 2.45%     4.79% to 6.64%
    2012 (h)                         7,120,925     1.01 to 1.02       7,267,326     0.12%      1.20% to 2.25%     0.87% to 2.06%

TOPS MGD RISK FLEX ETF
    2016                            92,840,617     0.98 to 1.02      94,299,344     0.78%      1.20% to 2.15%     2.30% to 4.73%
    2015                            68,860,931     0.96 to 0.98      67,186,225     0.49%      1.20% to 2.15%   (7.96)% to (6.33)%
    2014                            34,958,247     1.03 to 1.04      36,414,844     0.10%      1.20% to 2.15%    (0.44)% to 1.32%
    2013 (c)                         2,452,068         1.03           2,520,954     0.00%      1.20% to 1.85%     2.38% to 2.81%

TOPS MGD RISK GROWTH ETF CL 2
    2016                            73,438,956     1.04 to 1.09      80,182,907     1.62%      1.20% to 2.25%     2.51% to 4.94%
    2015                            85,478,285     1.01 to 1.05      89,469,644     1.43%      1.20% to 2.25%  (11.79)% to (10.23)%
    2014                            84,977,795     1.13 to 1.17      99,082,427     0.88%      1.20% to 2.25%    (1.63)% to 0.10%
    2013                            71,329,381     1.14 to 1.16      83,081,940     1.30%      1.20% to 2.25%    12.59% to 14.57%
    2012 (h)                        10,397,862     1.01 to 1.02      10,570,257     0.10%      1.20% to 2.25%     0.48% to 1.66%

TOPS MGD RISK MOD GRO ETF CL 2
    2016                            22,464,972     1.06 to 1.12      25,120,472     1.47%      1.20% to 2.25%     3.23% to 5.68%
    2015                            26,689,496     1.02 to 1.06      28,410,320     1.33%      1.20% to 2.25%   (9.08)% to (7.48)%
    2014                            29,123,275     1.12 to 1.15      33,506,104     1.04%      1.20% to 2.25%    (0.18)% to 1.58%
    2013                            25,004,219     1.11 to 1.13      28,318,918     0.99%      1.20% to 2.25%     9.13% to 11.05%
    2012 (h)                         5,844,665     1.01 to 1.02       5,960,555     0.13%      1.20% to 2.25%     0.80% to 1.98%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2016

--------
* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the sub-account does not record investment income. For periods less than one year, the ratios have been annualized.

** This ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include expenses that result in a direct reduction to unit values as well as applicable fee waivers that result in an increase to the unit values. Charges made directly to a contract owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Some individual contract total returns may differ from the stated return due to new products that launched during the period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a) For the period from May 1, 2013 to December 31, 2013.
(b) For the period from May 1, 2015 through December 31, 2015.
(c) For the period from October 4, 2013 to December 31, 2013.
(d) For the period from November 18, 2015 through December 31, 2015.
(e) For the year ended December 31, 2016, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Pyramis Core Equity Cl 2, and SFT T. Rowe Price Value resulting in a reduction of the expense ratio of 0.03%, 0.14%, and 0.01%, respectively.
(f) For the year ended December 31, 2015, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Pyramis Core Equity Cl 2, and SFT T. Rowe Price Value resulting in a reduction of the expense ratio of 0.08%, 0.22%, and 0.04%, respectively.
(g) For the period from May 1, 2014 to December 31, 2014, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Pyramis Core Equity Cl 2, and SFT T. Rowe Price Value resulting in a reduction of the expense ratio of 0.07%, 0.12%, and 0.03%, respectively.
(h) For the period from May 1, 2012 to December 31, 2012.
(i) Putnam VT Voyager Cl IB merged into Putnum VT Growth Opp Cl IB effective November 21, 2016. Information prior to merger effective date reflects Putnam VT Voyager Cl IB.

(8) SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 31, 2017, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS
                          AND SUPPLEMENTARY SCHEDULES

                        DECEMBER 31, 2016, 2015 AND 2014

[KPMG LOGO]

                KPMG LLP
                4200 Wells Fargo Center
                90 South Seventh Street
                Minneapolis, MN 55402

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying consolidated financial statements of Minnesota Life Insurance Company and subsidiaries (collectively, the Company), which comprise the consolidated balance sheets as of December 31, 2016 and 2015, and the related consolidated statements of operations and comprehensive income
(loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2016 and the related notes to the consolidated financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2016 in accordance with U.S. generally accepted accounting principles.

                  KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG International"), a Swiss entity.

OTHER MATTERS

Our audit was conducted for the purpose of forming an opinion on the consolidated financial statements as a whole. The information contained in
Schedule I, Schedule III, and Schedule IV are presented for purposes of additional analysis and are not a required part of the consolidated financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the consolidated financial statements. The information has been subjected to the auditing procedures applied in the audit of the consolidated financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the consolidated financial statements or to the consolidated financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the consolidated financial statements as a whole.

                                  /s/ KPMG LLP

Minneapolis, Minnesota
March 8, 2017

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2016 AND 2015
                                 (IN THOUSANDS)

                                                                                                       2016              2015
                                                                                                  ---------------   ---------------
ASSETS

   Fixed maturity securities:
     Available-for-sale, at fair value (amortized cost $13,395,845 and $12,247,625)               $    13,759,520   $    12,504,725
   Equity securities:
     Available-for-sale, at fair value (amortized cost $489,747 and $461,651)                             552,488           505,094
   Mortgage loans, net                                                                                  2,544,437         2,122,837
   Finance receivables, net                                                                               292,908           289,059
   Policy loans                                                                                           426,971           410,997
   Alternative investments                                                                                622,676           596,619
   Derivative instruments                                                                                 365,143           218,539
   Other invested assets                                                                                   58,952            28,329
                                                                                                  ---------------   ---------------
     Total investments                                                                                 18,623,095        16,676,199

   Cash and cash equivalents                                                                              359,818           267,602
   Deferred policy acquisition costs                                                                    1,367,185         1,298,306
   Accrued investment income                                                                              151,893           139,710
   Premiums and fees receivable                                                                           301,158           305,272
   Property and equipment, net                                                                            104,481           107,935
   Income tax recoverable:
     Current                                                                                                   --            10,241
   Reinsurance recoverables                                                                             1,151,198         1,127,720
   Goodwill and intangible assets, net                                                                    139,857           145,359
   Other assets                                                                                           124,570           114,815
   Separate account assets                                                                             21,349,837        19,730,417
                                                                                                  ---------------   ---------------
        Total assets                                                                              $    43,673,092   $    39,923,576
                                                                                                  ===============   ===============

LIABILITIES AND EQUITY

Liabilities:

   Policy and contract account balances                                                           $    10,580,481   $     9,636,704
   Future policy and contract benefits                                                                  3,297,927         3,024,838
   Pending policy and contract claims                                                                     550,793           555,315
   Other policyholder funds                                                                             1,513,231         1,340,823
   Policyholder dividends payable                                                                          22,633            25,244
   Unearned premiums and fees                                                                             399,474           400,750
   Pension and other postretirement benefits                                                               10,292            11,132
   Income tax liability:
     Current                                                                                                5,565                --
     Deferred                                                                                             218,408           206,490
   Accrued commissions and expenses                                                                       208,242           195,788
   Other liabilities                                                                                      824,530           498,142
   Short-term debt                                                                                         50,000            50,000
   Long-term debt                                                                                         468,000           368,000
   Separate account liabilities                                                                        21,349,837        19,730,417
                                                                                                  ---------------   ---------------
     Total liabilities                                                                                 39,499,413        36,043,643
                                                                                                  ---------------   ---------------

Equity:
   Common stock, $1 par value, 5,000,000 shares authorized, issued and outstanding                          5,000             5,000
   Additional paid in capital                                                                             196,254           196,254
   Accumulated other comprehensive income                                                                 200,766           116,995
   Retained earnings                                                                                    3,742,197         3,530,997
                                                                                                  ---------------   ---------------
     Total Minnesota Life Insurance Company and subsidiaries equity                                     4,144,217         3,849,246

   Noncontrolling interests                                                                                29,462            30,687
                                                                                                  ---------------   ---------------
        Total equity                                                                                    4,173,679         3,879,933
                                                                                                  ---------------   ---------------
          Total liabilities and equity                                                            $    43,673,092   $    39,923,576
                                                                                                  ===============   ===============

See accompanying notes to consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014
                                 (IN THOUSANDS)

                                                                                     2016              2015              2014
                                                                                ---------------   ---------------   ---------------
Revenues:

  Premiums                                                                      $     2,471,733   $     2,220,467   $     2,039,309
  Policy and contract fees                                                              706,212           688,434           652,779
  Net investment income                                                                 726,176           689,137           664,299
  Net realized investment gains (losses)
    Other-than-temporary-impairments on fixed maturity securities                          (777)          (16,569)           (2,852)
    Other net realized investment gains (losses)                                         (3,769)           26,212           136,607
                                                                                ---------------   ---------------   ---------------
      Total net realized investment gains (losses)                                       (4,546)            9,643           133,755
  Finance charge income                                                                  95,453            92,393            85,855
  Commission income                                                                     188,024           168,528           152,983
  Other income                                                                           73,096            73,232            47,204
                                                                                ---------------   ---------------   ---------------
        Total revenues                                                                4,256,148         3,941,834         3,776,184
                                                                                ---------------   ---------------   ---------------

Benefits and expenses:

  Policyholder benefits                                                               2,399,667         2,109,142         1,895,745
  Interest credited to policies and contracts                                           438,642           401,659           380,474
  General operating expenses                                                            760,299           713,302           656,590
  Commissions                                                                           436,181           432,467           378,368
  Administrative and sponsorship fees                                                    78,584            75,082            72,758
  Dividends to policyholders                                                              3,817             4,678             6,088
  Interest expense                                                                       11,700            10,639            10,321
  Amortization of deferred policy acquisition costs                                     210,647           212,045           216,753
  Capitalization of policy acquisition costs                                           (361,563)         (361,349)         (314,814)
                                                                                ---------------   ---------------   ---------------
        Total benefits and expenses                                                   3,977,974         3,597,665         3,302,283
                                                                                ---------------   ---------------   ---------------
          Income from operations before taxes                                           278,174           344,169           473,901

  Income tax expense (benefit):
       Current                                                                           97,425            46,027           124,345
       Deferred                                                                         (32,860)           48,153            18,181
                                                                                ---------------   ---------------   ---------------
        Total income tax expense                                                         64,565            94,180           142,526
                                                                                ---------------   ---------------   ---------------
          Net income                                                                    213,609           249,989           331,375
                Less: Net income attributable to noncontrolling
                  interests                                                                 409               468                --
                                                                                ---------------   ---------------   ---------------
                  Net income attributable to Minnesota Life Insurance
                    Company and subsidiaries                                    $       213,200   $       249,521   $       331,375
                                                                                ===============   ===============   ===============

Other comprehensive income (loss), before tax:
  Unrealized holding gains (losses) on securities arising during the
    period                                                                      $       124,139   $      (463,641)  $       308,292
  Unrealized gains (losses) on securities - other than temporary
    impairments                                                                           1,734            (2,129)           (2,955)
  Adjustment to deferred policy acquisition costs                                       (82,037)          208,912          (198,649)
  Adjustment to reserves                                                                 12,032            22,718           (19,585)
  Adjustment to unearned policy and contract fees                                        72,377          (106,247)          114,854
  Adjustment to pension and other retirement plans                                          305             3,952           (12,043)
                                                                                ---------------   ---------------   ---------------
    Other comprehensive income (loss), before tax                                       128,550          (336,435)          189,914
    Income tax benefit (expense) related to items of other
      comprehensive income                                                              (44,779)          117,620           (66,472)
                                                                                ---------------   ---------------   ---------------
      Other comprehensive income (loss), net of tax                                      83,771          (218,815)          123,442
                                                                                ---------------   ---------------   ---------------
        Comprehensive income                                                            297,380            31,174           454,817
          Less: Comprehensive income attributable to noncontrolling
            interests                                                                       409               468                --
                                                                                ---------------   ---------------   ---------------
            Comprehensive income attributable to Minnesota Life Insurance
              Company and subsidiaries                                          $       296,971   $        30,706   $       454,817
                                                                                ===============   ===============   ===============

See accompanying notes to consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
                  YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014
                                 (IN THOUSANDS)

                                                                                       MINNESOTA LIFE
                                                            ACCUMULATED                   INSURANCE
                                              ADDITIONAL       OTHER                     COMPANY AND
                                   COMMON       PAID IN    COMPREHENSIVE    RETAINED    SUBSIDIARIES   NONCONTROLLING     TOTAL
                                   STOCK        CAPITAL        INCOME       EARNINGS       EQUITY        INTERESTS        EQUITY
                                 -----------  -----------  -------------  -----------  --------------  --------------  ------------
2014:
  Balance, beginning of year     $     5,000  $   196,254  $     269,516  $ 2,900,653  $    3,371,423  $           --  $  3,371,423

    Comprehensive income:
      Net income                          --           --             --      331,375         331,375              --       331,375
      Other comprehensive income          --           --        123,442           --         123,442              --       123,442
                                                                                       --------------  --------------  ------------
        Total comprehensive
          income                                                                              454,817              --       454,817

    Change in accounting
      principle                           --           --        (57,148)      57,148              --              --            --

    Dividends to stockholder              --           --             --       (7,700)         (7,700)             --        (7,700)

    Change in equity of
      noncontrolling interests            --           --             --           --              --          31,605        31,605
                                 -----------  -----------  -------------  -----------  --------------  --------------  ------------
  Balance, end of year           $     5,000  $   196,254  $     335,810  $ 3,281,476  $    3,818,540  $       31,605  $  3,850,145
                                 ===========  ===========  =============  ===========  ==============  ==============  ============

2015:
  Balance, beginning of year     $     5,000  $   196,254  $     335,810  $ 3,281,476  $    3,818,540  $       31,605  $  3,850,145

    Comprehensive income:
      Net income                          --           --             --      249,521         249,521             468       249,989
      Other comprehensive loss            --           --       (218,815)          --        (218,815)             --      (218,815)
                                                                                       --------------  --------------  ------------
        Total comprehensive
          income                                                                               30,706             468        31,174

    Change in equity of
      noncontrolling interests            --           --             --           --              --          (1,386)       (1,386)
                                 -----------  -----------  -------------  -----------  --------------  --------------  ------------
  Balance, end of year           $     5,000  $   196,254  $     116,995  $ 3,530,997  $    3,849,246  $       30,687  $  3,879,933
                                 ===========  ===========  =============  ===========  ==============  ==============  ============

2016:
  Balance, beginning of year     $     5,000  $   196,254  $     116,995  $ 3,530,997  $    3,849,246  $       30,687  $  3,879,933

    Comprehensive income:
      Net income                          --           --             --      213,200         213,200             409       213,609
      Other comprehensive income          --           --         83,771           --          83,771              --        83,771
                                                                                       --------------  --------------  ------------
        Total comprehensive
          income                                                                              296,971             409       297,380

    Dividends to stockholder              --           --             --       (2,000)         (2,000)             --        (2,000)

    Change in equity of
      noncontrolling interests            --           --             --           --              --          (1,634)       (1,634)
                                 -----------  -----------  -------------  -----------  --------------  --------------  ------------
  Balance, end of year           $     5,000  $   196,254  $     200,766  $ 3,742,197  $    4,144,217  $       29,462  $  4,173,679
                                 ===========  ===========  =============  ===========  ==============  ==============  ============

See accompanying notes to consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014
                                 (IN THOUSANDS)

                                                                                     2016              2015              2014
                                                                                ---------------   ---------------   ---------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                      $       213,609   $       249,989   $       331,375
Adjustments to reconcile net income to net cash provided by operating activities:
    Interest credited to annuity and insurance contracts                                257,848           258,830           266,191
    Fees deducted from policy and contract balances                                    (511,113)         (476,389)         (451,583)
    Change in future policy benefits                                                    305,422            59,742            56,105
    Change in other policyholder liabilities, net                                       577,282           123,827           151,934
    Amortization of deferred policy acquisition costs                                   210,647           212,045           216,753
    Capitalization of policy acquisition costs                                         (361,563)         (361,349)         (314,814)
    Change in premiums and fees receivable                                                4,114           (28,833)          (34,508)
    Deferred tax provision                                                              (32,860)           48,153            18,181
    Change in income tax recoverables / liabilities - current                            15,806            (4,462)           (8,065)
    Net realized investment losses (gains)                                                4,546            (9,643)         (133,755)
    Change in reinsurance recoverables                                                  (23,478)            8,673           (74,983)
    Other, net                                                                           28,664            61,024            31,161
                                                                                ---------------   ---------------   ---------------
      Net cash provided by operating activities                                         688,924           141,607            53,992
                                                                                ---------------   ---------------   ---------------

CASH FLOWS FROM INVESTING ACTIVITIES

Proceeds from sales of:
  Fixed maturity securities                                                           3,266,663         2,003,169         2,255,590
  Equity securities                                                                     288,190           287,535           256,730
  Alternative investments                                                               104,581            87,763           102,290
  Derivative instruments                                                                206,895           238,574           267,911
  Other invested assets                                                                   2,509            25,679             1,416
Proceeds from maturities and repayments of:
  Fixed maturity securities                                                           1,001,019         1,075,583         1,153,092
  Mortgage loans                                                                        221,902           306,273           183,476
Purchases and originations of:
  Fixed maturity securities                                                          (5,383,602)       (4,047,304)       (3,820,423)
  Equity securities                                                                    (310,755)         (361,671)         (238,877)
  Mortgage loans                                                                       (643,688)         (494,248)         (363,852)
  Alternative investments                                                              (105,648)         (111,107)          (98,578)
  Derivative instruments                                                               (266,110)         (289,510)         (218,739)
  Other invested assets                                                                  (4,787)          (22,131)           (4,966)
Finance receivable originations or purchases                                           (222,528)         (220,575)         (210,452)
Finance receivable principal payments                                                   199,090           194,355           178,857
Securities in transit                                                                   (39,769)           43,717           (22,235)
Other, net                                                                             (154,800)          (46,814)         (209,112)
                                                                                ---------------   ---------------   ---------------
      Net cash used for investing activities                                         (1,840,838)       (1,330,712)         (787,872)
                                                                                ---------------   ---------------   ---------------

CASH FLOWS FROM FINANCING ACTIVITIES

Deposits credited to annuity and insurance contracts                                  3,973,399         3,678,808         3,575,510
Withdrawals from annuity and insurance contracts                                     (2,813,716)       (2,575,133)       (2,835,280)
Change in amounts drawn in excess of cash balances                                      (26,325)           (8,628)           (5,440)
Proceeds from issuance of short-term debt                                               275,000           200,000           200,000
Payment on short-term debt                                                             (275,000)         (200,000)         (200,000)
Proceeds from issuance of long-term debt                                                100,000            50,000            75,000
Payment on long-term debt                                                                    --           (75,000)               --
Dividends paid to stockholder                                                                --                --            (7,700)
Other, net                                                                               10,772            10,140            13,622
                                                                                ---------------   ---------------   ---------------
      Net cash provided by financing activities                                       1,244,130         1,080,187           815,712
                                                                                ---------------   ---------------   ---------------

Net increase (decrease) in cash and cash equivalents                                     92,216          (108,918)           81,832
Cash and cash equivalents, beginning of year                                            267,602           376,520            294688
                                                                                ---------------   ---------------   ---------------
Cash and cash equivalents, end of year                                          $       359,818   $       267,602   $       376,520
                                                                                ===============   ===============   ===============

See accompanying notes to consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2016, 2015 AND 2014
                                 (IN THOUSANDS)

(1) NATURE OF OPERATIONS

    ORGANIZATION AND DESCRIPTION OF BUSINESS

    The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG)) and its subsidiaries. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

    The Company, which primarily operates in the United States, has divided its businesses into five strategic business units, which focus on various markets: Individual Financial Security, Financial Institution Group, Group Insurance, Retirement and Asset Management. Revenues, including net realized investment gains (losses), for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line for the years ended December 31 were as follows:

                                                     2016               2015              2014
                                                ---------------    ---------------   ---------------
      Individual Financial Security             $       812,037    $       753,885   $       708,394
      Financial Institution Group                       529,139            514,593           494,066
      Group Insurance                                 1,961,388          1,951,734         1,789,855
      Retirement                                        722,100            478,728           506,396
      Asset Management                                   26,684             27,516                --
                                                ---------------    ---------------   ---------------
        Total strategic business units                4,051,348          3,726,456         3,498,711
      Subsidiaries and corporate product line           204,800            215,378           277,473
                                                ---------------    ---------------   ---------------
          Total                                 $     4,256,148    $     3,941,834   $     3,776,184
                                                ===============    ===============   ===============

    The Company serves over 14 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

    During October 2016, the Company entered into a membership interest purchase agreement to sell its consumer finance company, Personal Finance Company LLC
    (PFC). Revenues reported by PFC, primarily represented by finance charge income, are included within the subsidiaries and corporate product line in the table above. Held-for-sale criteria have been satisfied in 2016 and, as of December 31, 2016, the Company held PFC at its carrying value which is lower than its fair value less cost to sell. The transaction is expected to close in the first half of 2017.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

    The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

    The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded on the consolidated statements of operations and comprehensive income in the period in which they are made.

    The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INSURANCE REVENUES AND EXPENSES

    Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate annuities, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

    Nontraditional life insurance products include individual adjustable life, universal life and variable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

    Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

    Certain nontraditional life insurance products, specifically individual adjustable and variable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits. Unearned revenue reserves are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income.

    COMMISSION INCOME

    Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

    Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

    ADMINISTRATIVE AND SPONSORSHIP FEES

    The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense due is estimated and accrued on a quarterly basis. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company, which are estimated and accrued on a quarterly basis based on recent historical experience and are trued up at each profit sharing year-end which occur throughout the year.

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

    Fixed maturity securities, which may be sold prior to maturity, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

    The Company uses book value, defined as original cost adjusted for impairments and discount accretion or premium amortization, as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

    Equity securities are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund investments are carried at fair value, which generally are quoted market prices of the funds' net asset value.

    Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income in equity.

    Mortgage loans and mortgage loans held for investment are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method. Mortgage loans for which the Company has recorded a specific valuation allowance are held at the present value of the expected future cash flows discounted at the loan's original effective interest rate, or the estimated fair value of the loan's underlying collateral.

    Alternative investments include limited partnership investments in private equity, mezzanine debt and hedge funds. These investments are carried on the consolidated balance sheets using the equity method of accounting. The Company's income from these alternative investments is included in net investment income or net realized investment gains (losses) on the consolidated statements of operations and comprehensive income based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. As discussed in note 4, effective January 1, 2014, after adoption of Accounting Standards Update (ASU) 2013-08, changes in any undistributed amounts held by the investee are recorded, based on the Company's ownership share, as realized gains or losses on the consolidated statements of operations and comprehensive income. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

    Real estate, included in other invested assets on the consolidated balance sheets, represents commercial real estate acquired in satisfaction of mortgage loan debt and other properties held for sale. Real estate is considered held for sale for accounting purposes and is carried at the lower of cost or fair value less estimated cost to sell. As of December 31, 2016 and 2015, the Company had no real estate held for sale.

    For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

    For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

    Policy loans are carried at the unpaid principal balance.

    Cash and cash equivalents of sufficient credit quality are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

    A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 15. The use of restricted funds is limited to the satisfaction of the unremitted premiums and claims payable owed to the underwriter.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

    The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $40,850 and $33,453 at December 31, 2016 and 2015, respectively.

    Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances reduced by an allowance for loan losses. The interest rates on the receivables outstanding at December 31, 2016 and 2015 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2016 and 2015 approximate the fair value at that date.

    DERIVATIVE FINANCIAL INSTRUMENTS

    The Company uses a variety of derivatives, including swaps, swaptions, futures, caps, floors, forwards and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

    Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and economically hedged items recorded in net realized investment gains (losses) or, in the case of certain life insurance product economic hedging, in policyholder benefits on the consolidated statements of operations and comprehensive income. Interest income generated by derivative instruments is reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the consolidated balance sheets at estimated fair value and are included within policy and contract account balances and future policy and contract benefits on the consolidated balance sheets. Changes in estimated fair value are reported in net realized investment gains (losses) or in policyholder benefits on the consolidated statements of operations and comprehensive income.

    The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as derivative instruments with the changes in fair value reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

    REALIZED AND UNREALIZED GAINS AND LOSSES

    Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or sell the security, and current economic conditions.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

    An other-than-temporary impairment (OTTI) is recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income and not in earnings.

    For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

    For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

    The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

    For available-for-sale equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security's cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

    All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as other-than-temporarily impaired or not is made based on these evaluations with documentation of the rationale for the decision.

    The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the balance sheet dates for either December 31, 2016 or 2015.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

    The mortgage loan valuation allowance is estimated based on an evaluation of known and inherent risks within the loan portfolio and consists of an evaluation of a specific loan loss allowance and a general loan loss allowance. A specific loan loss allowance is recognized when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. A nonperforming loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of nonperforming loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The specific valuation allowance is equal to the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, or, if the loan is in the process of foreclosure or otherwise collateral dependent, the estimated fair value of the loan's underlying collateral, less estimated selling costs. Mortgage loans that are deemed uncollectible are generally written-off against the valuation allowance, and recoveries, if any, are credited to the valuation allowance. The Company may recognize a general loan loss valuation allowance when it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Changes in the valuation allowance are recorded in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

    For a small portion of the portfolio, classified as troubled debt restructurings (TDRs), the Company grants concessions related to the borrowers' financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. If a loan is considered a TDR, the Company impairs the loan and records a specific valuation allowance, if applicable.

    SEPARATE ACCOUNTS

    Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations and comprehensive income except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

    The Company periodically invests money in its separate accounts. At December 31, 2016 and 2015, the fair value of these investments included within equity securities, available-for-sale on the consolidated balance sheets was $55,430 and $61,298, respectively.

    FINANCE CHARGE INCOME AND RECEIVABLES

    The Company's finance receivables portfolio primarily comprises smaller balance homogeneous loans, which are originated at the Company's network of over 155 retail branch locations in Illinois, Indiana, Kentucky, Missouri, Tennessee, and Wisconsin. The loans are originated in-person, at a branch location or through responding to an offer to lend, sent via mail. The Company also holds a smaller portfolio of retail installment notes that are primarily originated through contracts with retail stores within the same regions as the branch locations.

    The Company has the intent and ability to hold the finance receivables for the foreseeable future or until maturity or payoffs. The finance receivables are reported at their outstanding unpaid principal balances reduced by an allowance for losses.

    The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges, interest and late fees on smaller balance and homogeneous finance receivables is suspended once an account has recognized 60-days of accrued charges. The account is subsequently accounted for on a cash basis. Accrual is resumed when there are less than 60-days of accrued charges. Accrual of finance charges and interest is suspended on finance receivables at the earlier of when they are contractually past due for more than 30 days or if they are considered by management to be impaired. Loan servicing fees, extension fees and late charges included in other income on the consolidated statements of operations and comprehensive income totaled $14, $14 and $13 for the years ended December 31, 2016, 2015 and 2014, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    FINANCE CHARGE INCOME AND RECEIVABLES (CONTINUED)

    The majority of the Company's finance receivables are smaller balance homogeneous loans. These loans have traditionally been evaluated collectively for impairment. The Company elected to bifurcate the finance receivables into three segments with an effective date of October 1, 2015. The segments are evaluated independently from one another and an allowance applied via a direct charge to operations through the provision for credit losses at an amount, which in management's judgement, based on the overall risk characteristics of the segment, changes in the character or size of the segment and the level of nonperforming assets is adequate to absorb probable losses on existing receivables. Risk characteristics include consideration of historical loss experience, adjusted for current economic conditions such as delinquency rates, unemployment, and regulatory changes. The underlying assumptions, estimates, and assessments used are updated periodically to reflect management's view of current conditions. Changes in estimates can significantly affect the allowance for losses.

    It is the Company's general policy to charge off finance receivable accounts (net of unearned finance charges) when they are deemed uncollectible or when no collections were received during the preceding six months, except for certain accounts that have been individually reviewed by management and are deemed to warrant further collection effort.

    The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, evaluations, and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or collateral. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

    Impaired loans not considered TDRs are generally larger (greater than $50) real estate secured loans that are at least 60 days past due. A loan is classified as impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to all of the contractual terms of the loan agreement. A specific valuation allowance is calculated based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance is considered to be fully collectible.

    TDRs are those loans for which the Company has granted a concession to a borrower experiencing financial difficulties without the receipt of additional consideration at time of modification. TDRs generally occur as a result of loan modifications forced by personal bankruptcy court rulings, where the Company is required to reduce the remaining future principal and/or interest payments on a loan, or due to a borrower rolling an existing loan into a newly issued loan with extended terms. The Company expects borrowers whose loans have been modified under these situations to be able to meet their contractual obligations for the remaining term of the loan. As a result, the Company generally does not increase the general allowance already recognized, based on a TDR.

    DEFERRED POLICY ACQUISITION COSTS

    The costs after the effects of reinsurance, which relate directly to the successful acquisition of new or renewal contracts, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs that can be capitalized in the successful acquisition of new or renewal contracts include incremental direct costs of acquisitions, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

    For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

    For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of estimated gross profits from investment, mortality, expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

    For future separate account return assumptions, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which a long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumptions ranged from 6.50% to 7.25% and 6.50% to 7.50% at December 31, 2016 and 2015, respectively, depending on the block of business, reflecting differences in contract holder fund allocations between fixed income and equity investments. Factors regarding economic outlook and management's current view of the capital markets along with a historical analysis of long-term investment returns are considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

    Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the consolidated statements of operations and comprehensive income.

    DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income.

    The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

    SALES INDUCEMENTS

    The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:

                                                     2016              2015
                                                ---------------   ---------------
      Balance at beginning of year              $        28,370   $        26,321
      Capitalization                                      4,466             4,873
      Amortization and interest                          (4,289)           (3,537)
      Adjustment for unrealized gains (losses)              (72)              713
                                                ---------------   ---------------
      Balance at end of year                    $        28,475   $        28,370
                                                ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    GOODWILL AND OTHER INTANGIBLE ASSETS

    In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized. The Company may choose to perform a qualitative assessment in which the Company determines if the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit. If the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit, then no further review or testing is required. If the fair value of the reporting entity is not, more likely than not, greater than the carrying value of the reporting unit, or if the Company chooses not to perform a qualitative assessment, the goodwill is tested for impairment at the reporting unit level.

    The assessment or testing of goodwill is performed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. When the Company chooses to perform or determines that testing is required, the fair value of the reporting unit is estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

    The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the fair value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

    SOFTWARE

    Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $44,569 and $66,880 as of December 31, 2016 and 2015, respectively, and amortized software expense of $17,574, $21,868 and $20,197 for the years ended December 31, 2016, 2015 and 2014, respectively.

    PROPERTY AND EQUIPMENT

    Property and equipment are carried at cost, net of accumulated depreciation of $139,872 and $144,807 at December 31, 2016 and 2015, respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2016, 2015 and 2014, was $16,886, $11,074, and $11,516,
    respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    REINSURANCE

    Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

    POLICYHOLDER LIABILITIES

    Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

    Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, immediate annuities, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2016, the Company has assumed an average rate of investment yields ranging from 2.96% to 6.03%.

    Certain future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale. The adjustment to future policy benefits and claims represents the increase in policy reserves that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income.

    Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

    Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

    PARTICIPATING BUSINESS

    Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2016 and 2015, the total participating business in force was $2,217,164 and $2,260,055, respectively. As a percentage of total life insurance in force, participating business in force represents 0.2% and 0.3% at December 31, 2016 and 2015, respectively.

    INCOME TAXES

    The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

    Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations and comprehensive income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INCOME TAXES (CONTINUED)

    The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

(3) RISKS

    The following is a description of certain significant risks facing the
    Company:

    CREDIT AND CASH FLOW ASSUMPTION RISK:

    Credit and cash flow assumption risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations or experience adverse changes to the contractual cash flow streams. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor, industry, and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company also considers relevant objective information available in estimating the cash flows related to structured securities. The Company monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made.

    Following below is discussion regarding particular asset class concentration of credit risk:

    CONCENTRATION OF CREDIT RISK:

      CASH AND CASH EQUIVALENTS:

      Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents in investment grade securities and limits the amount of credit exposure with any one institution.

      FINANCIAL INSTRUMENTS:

      Management attempts to limit the concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets by diversifying the geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

      Management attempts to achieve equity security diversification through the use of style diversification and through limiting exposure to a single issuer. Alternative investment diversification is sought by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of alternative instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(3) RISKS (CONTINUED)

    CONCENTRATION OF CREDIT RISK (CONTINUED):

      DERIVATIVES:

      The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. The Company has collateral arrangements in place that generally require a counterparty to post collateral when the fair value of the counterparty's derivatives reaches a pre-determined threshold. The Company may enter into over-the-counter (OTC) derivative transactions with both qualified and non-qualified counterparties. The Company limits its aggregate counterparty exposure to 1% of admitted assets for any single non-qualified counterparty and 3% for all non-qualified counterparties in the aggregate. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners (NAIC).

      The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. The Company maintains ownership of pledged securities at all times.

      The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange-traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.

    EQUITY MARKET RISK:

    Equity market risk is the risk that significant adverse fluctuations in the equity market can affect financial results. Risks may include, but are not limited to, potential impairments to equity security holdings, changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and, as discussed in credit risk above, investing in equity securities as a part of the insurance company investment portfolio.

    As of December 31, 2016, approximately 97.7% of separate account assets were exposed to equity market risks across the Company's variable product offerings. The Company attempts to minimize the impact of this risk with its product offerings in traditional insurance products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

    The Company holds derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain individual annuity and life products.

    As discussed above, the Company monitors its overall exposure to the equity market and attempts to maintain a diversified investment portfolio limiting its exposure to any single issuer.

    INTEREST RATE RISK:

    Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. In a declining or low interest rate environment, the Company is generally not able to reinvest at comparable yields. Lower interest rates could also result in lower net investment income, guaranteed crediting rates on certain products and increased pension and other postretirement benefit obligations due to a decreased discount rate assumption. Continued low interest rates also impact DAC estimated gross profit, recoverability and other projections as well as increase the risk for loss recognition events that may require higher reserves. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(3) RISKS (CONTINUED)

    LEGAL/REGULATORY RISK:

    Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates could result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. Changes in tax, fiscal and other legislation may affect corporate taxes and impact the Company's business. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

    MORTALITY RISK:

    Mortality risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation could occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company's main strategy to reduce this risk is to limit the concentration of mortality risk through geographical diversification and the purchase of reinsurance.

    RATINGS RISK:

    Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk-based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

    REINSURANCE RISK:

    Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company established a trust agreement when assets connected to the ceding of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

    INFORMATION SYSTEMS RISK:

    Information systems risk includes the risk that the information systems of the Company or its service providers, including telecommunications and technological systems, fail to function properly, become disabled, or are breached as a result of events or circumstances wholly or partially beyond the Company's control. The Company utilizes a variety of security measures and incident response procedures in its efforts to minimize the adverse impact of the risk.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(4) NEW ACCOUNTING PRONOUNCEMENTS

    ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

    In May 2015, the Financial Accounting Standards Board (FASB) issued ASU 2015-09, Financial Services -- Insurance (Topic 944): Disclosures about Short-Duration Contracts, which requires insurance entities to provide users of financial statements with more transparent information about initial claim estimates and subsequent adjustments to these estimates. ASU 2015-09 was effective for the annual reporting period beginning January 1, 2016. The adoption of ASU 2015-09 did not have a material impact on the Company's consolidated financial statements and the required disclosures are included in note 13.

    In May 2015, the FASB issued ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which removes the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the net asset value (NAV) per share as a practical expedient. Additionally, the requirements to make certain disclosure for all investments that are eligible to be measured at fair value using the NAV per share practical expedient are removed. ASU 2015-07 was effective on a retrospective basis for the annual reporting period beginning January 1, 2016. The adoption of ASU 2015-07 had no impact on the Company's consolidated financial statements.

    In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810):
    Amendments to the Consolidation Analysis, which is intended to improve targeted areas of the guidance for consolidation analysis of legal entities such as limited partnerships, limited liability corporations, and securitization structures along with simplifying and reducing the number of current GAAP consolidation models. ASU 2015-02 was effective on a retrospective basis for the annual reporting period beginning January 1, 2016. The adoption of ASU 2015-02 had no impact on the Company's consolidated financial statements.

    In June 2013, the FASB issued ASU 2013-08, Financial Services -- Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements, which provides comprehensive accounting guidance for assessing whether an entity is an investment company. ASU 2013-08 requires that all entities regulated under the Investment Company Act of 1940 automatically qualify as investment companies, while all other entities need to consider both the fundamental and typical characteristics of an investment company in determining whether they qualify as investment companies. ASU 2013-08 was effective for the annual reporting period beginning January 1, 2014 and was required to be applied prospectively. Upon adoption at January 1, 2014, the Company reclassified $57,148 of unrealized gains (losses), net of tax, from accumulated other comprehensive income to retained earnings related to alternative investments in entities meeting the ASU 2013-08 investment company definition. There was no impact to total stockholder's equity upon adoption. Additionally, beginning on January 1, 2014, changes in undistributed amounts related to these alternative investments in entities meeting the ASU 2013-08 investment company definition are recorded in other net realized investment gains (losses) rather than as unrealized gains or losses on the consolidated statements of operations and comprehensive income
    (loss).

    FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

    In January 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which removes Step 2 of the goodwill impairment test. A goodwill impairment will now be the amount by which a reporting unit's carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. ASU 2017-04 is effective for the annual reporting period beginning January 1, 2020 and is required to be applied on a prospective basis with early adoption permitted. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which clarifies the definition of a business when evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. ASU 2017-01 is effective for the annual reporting period beginning January 1, 2018 and is required to be applied on a prospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires additional disclosures and modification to the statement of cash flows to provide additional information on the changes in cash, cash equivalents and restricted cash. ASU 2016-18 is effective for the annual reporting period beginning January 1, 2018 and is required to be applied on a retrospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(4) NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

    FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

    In November 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which clarifies how certain transactions are to be presented on the statement of cash flows. ASU 2016-15 is effective for the annual reporting period beginning January 1, 2018 and is required to be applied on a retrospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In June 2016, the FASB issued ASU 2016-13, Financial Instruments -- Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which replaces the incurred loss impairment methodology. The revised guidance removes recognition thresholds and will require companies to recognize an allowance for credit losses for the difference between the amortized cost basis of a financial instrument and the amount of amortized cost that an entity expects to collect over the instrument's contractual life along with enhanced disclosures. ASU 2016-13 is effective for the annual reporting period beginning on January 1, 2020 and is required to be applied on a modified retrospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In February 2016, the FASB issued ASU 2016-02, Leases (Subtopic 842). The new guidance requires an entity to recognize lease assets and liabilities on the balance sheet and to disclose key information regarding leasing arrangements within the footnotes of the financial statements. ASU 2016-02 is effective for annual reporting periods beginning on January 1, 2019. Adoption is required utilizing a modified retrospective approach, which requires application of the new guidance for all periods presented. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

    In January 2016, the FASB issued ASU 2016-01, Financial Instruments -- Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which is intended to make targeted improvements to the reporting model for financial instruments. The new guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income along with certain other measurement and disclosure enhancements. ASU 2016-01 is effective for annual reporting periods beginning on January 1, 2018. Prospective application is required with a cumulative-effect adjustment as of the beginning of the period of adoption. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

    In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which is a comprehensive new revenue recognition standard that will supersede nearly all existing revenue recognition guidance; however, it will not impact the accounting for insurance contracts or financial instruments. The guidance requires an entity to recognize revenue reflecting the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for that good or service. The guidance also requires additional disclosures. An entity may apply the new guidance using one of the following two methods: (1) retrospectively to each prior period presented, or (2) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application. In July 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which defers the effective date of ASU 2014-09 to the annual reporting period beginning January 1, 2018. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

    The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2016 and 2015. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

    The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

      Level 1 -- Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, certain publicly traded corporate fixed maturity securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

      Level 2 -- Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include agency securities not backed by the full faith of the U.S. government, foreign government securities, publicly traded corporate fixed maturity securities, structured notes, municipal fixed maturity securities, certain mortgage and asset-backed securities, certain separate account assets, certain equity securities not priced on an exchange, and certain derivatives.

      Level 3 -- Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities, certain privately placed corporate fixed maturity securities, certain separate account assets and certain derivatives, including embedded derivatives associated with living benefit guarantees and equity-indexed features on certain life and annuity contracts.

    The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

    Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:

                                                                                  DECEMBER 31, 2016
                                                        ----------------------------------------------------------------------
                                                            LEVEL 1            LEVEL 2           LEVEL 3            TOTAL
                                                        ---------------   ----------------   ---------------   ---------------
     Fixed maturity securities, available-for-sale:
        U.S. government securities                      $       293,539   $             --   $            --   $       293,539
        Agencies not backed by the full faith and
          credit of the U.S. government                              --            820,335                --           820,335
        Foreign government securities                                --             37,064                --            37,064
        Corporate securities                                      1,607          7,915,599         1,041,343         8,958,549
        Asset-backed securities                                      --            434,006            38,833           472,839
        Commercial mortgage-backed securities (CMBS)                 --          1,398,895                --         1,398,895
        Residential mortgage-backed securities (RMBS)                --          1,778,276                23         1,778,299
                                                        ---------------   ----------------   ---------------   ---------------
          Total fixed maturity securities, available-
            for-sale                                            295,146         12,384,175         1,080,199        13,759,520
     Equity securities, available-for-sale                      474,974             77,427                87           552,488
     Derivative instruments:
        TBA derivative instruments                                   --             18,847                --            18,847
        Other derivative instruments                                 15            346,281                --           346,296
                                                        ---------------   ----------------   ---------------   ---------------
          Total derivative instruments                               15            365,128                --           365,143
                                                        ---------------   ----------------   ---------------   ---------------
             Total investments                                  770,135         12,826,730         1,080,286        14,677,151
     Cash equivalents                                           231,959             12,145                --           244,104
     Separate account assets                                  3,932,516         17,415,512             1,809        21,349,837
                                                        ---------------   ----------------   ---------------   ---------------
             Total financial assets                     $     4,934,610   $     30,254,387   $     1,082,095   $    36,271,092
                                                        ===============   ================   ===============   ===============

     Policy and contract account balances (1)           $            --   $             --   $       262,102   $       262,102
     Future policy and contract benefits (1)                         --                 --            34,283            34,283
     Derivative instruments (2)                                     741             70,743                --            71,484
                                                        ---------------   ----------------   ---------------   ---------------
             Total financial liabilities                $           741   $         70,743   $       296,385   $       367,869
                                                        ===============   ================   ===============   ===============

----------
   (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

   (2) Included in other liabilities on the consolidated balance sheets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis (Continued):

                                                                                  DECEMBER 31, 2015
                                                        ----------------------------------------------------------------------
                                                            LEVEL 1            LEVEL 2           LEVEL 3            TOTAL
                                                        ---------------   ----------------   ---------------   ---------------
      Fixed maturity securities, available-for-sale:
         U.S. government securities                     $       361,143   $             --   $            --   $       361,143
         Agencies not backed by the full faith and
           credit of the U.S. government                             --            773,688                --           773,688
         Foreign government securities                               --             38,526                --            38,526
         Corporate securities                                        --          6,732,113           904,066         7,636,179
         Asset-backed securities                                     --            358,640            45,488           404,128
         CMBS                                                        --          1,224,987            22,734         1,247,721
         RMBS                                                        --          2,043,276                64         2,043,340
                                                        ---------------   ----------------   ---------------   ---------------
           Total fixed maturity securities, available-
             for-sale                                           361,143         11,171,230           972,352        12,504,725
      Equity securities, available-for-sale                     442,665             62,316               113           505,094
      Derivative instruments:
         TBA derivative instruments                                  --             43,887                --            43,887
         Other derivative instruments                                12            174,640                --           174,652
                                                        ---------------   ----------------   ---------------   ---------------
           Total derivative instruments                              12            218,527                --           218,539
                                                        ---------------   ----------------   ---------------   ---------------
              Total investments                                 803,820         11,452,073           972,465        13,228,358
      Cash equivalents                                          191,088                 --                --           191,088
      Separate account assets                                 3,524,875         16,203,929             1,613        19,730,417
                                                        ---------------   ----------------   ---------------   ---------------
              Total financial assets                    $     4,519,783   $     27,656,002   $       974,078   $    33,149,863
                                                        ===============   ================   ===============   ===============

      Policy and contract account balances (1)          $            --   $             --   $       102,696   $       102,696
      Future policy and contract benefits (1)                        --                 --            54,512            54,512
      Derivative instruments (2)                                     30             14,220                --            14,250
                                                        ---------------   ----------------   ---------------   ---------------
              Total financial liabilities               $            30   $         14,220   $       157,208   $       171,458
                                                        ===============   ================   ===============   ===============

----------
   (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

   (2) Included in other liabilities on the consolidated balance sheets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE

    When available, fair values of fixed maturity are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

    When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the evaluation inputs for securities covered and publishes and updates a summary of inputs used in its valuations by major security type. The market inputs utilized in the pricing evaluation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about a security's valuation, it discontinues providing a valuation for the security. In this instance, the Company would be required to produce an estimate of fair value.

    Prices are reviewed by affiliated asset managers and management to validate reasonability. Fixed maturity securities with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

    For fixed maturity securities where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement securities or securities that do not trade regularly -- a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Certain other valuations are based on independent non-binding broker quotes. Fixed maturity securities valued using pricing models or broker quotes are reflected in Level 3.

    EQUITY SECURITIES, AVAILABLE-FOR-SALE

    The Company's equity securities consist primarily of investments in common stock of publicly traded companies. The fair values of equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1. The Company carries certain equity securities that are not priced on an exchange classified within Level 2. The Company receives these prices from third party pricing services using observable inputs for identical or similar assets in active markets. The Company carries a small amount of non-exchange traded equity securities classified within Level 3. The fair value of these securities is based on at least one or more significant unobservable input.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    DERIVATIVE INSTRUMENTS

    Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

    The majority of the Company's derivative positions are traded in the OTC derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow or third party pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

    CASH EQUIVALENTS

    Cash equivalents include money market instruments and highly rated commercial paper. Money market instruments are generally valued using unadjusted quoted prices in active markets and are reflected in Level 1.

    SEPARATE ACCOUNT ASSETS

    Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for fixed maturity securities, equity securities and cash equivalents are determined consistent with similar instruments as previously described. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information.

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS

    Policy and contract account balances and future policy and contract account benefits include liabilities for living benefit guarantees and equity-indexed features on certain annuity contracts and life insurance policies accounted for as embedded derivatives. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

    The fair value for embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company's own credit risk and other non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to peer companies' debt ratings and the Company's own claims paying ability.

    Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS (CONTINUED)

    These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of embedded derivatives are unobservable and are considered to be significant inputs to the valuations, the embedded derivatives have been reflected within Level 3.

    The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2016:

                                                      TOTAL REALIZED AND
                                                  UNREALIZED GAINS (LOSSES)
                                                         INCLUDED IN:
                                                  -------------------------
                                                                  OTHER       TRANSFERS   TRANSFERS   PURCHASES,
                                      BALANCE AT      NET     COMPREHENSIVE     IN TO       OUT OF    SALES AND    BALANCE AT
                                      BEGINNING     INCOME       INCOME        LEVEL 3     LEVEL 3   SETTLEMENTS,    END OF
                                       OF YEAR        (1)        (LOSS)          (2)         (2)        NET (3)       YEAR
                                     -----------  ----------  -------------  ----------  ----------  ------------  -----------
      Fixed maturity securities,
        available-for sale:
        Corporate securities         $   904,066  $     (216) $      (2,816) $       --  $       --  $    140,309  $ 1,041,343
        Asset-backed securities           45,488          --           (221)         --      (5,000)       (1,434)      38,833
        CMBS                              22,734          --             --          --     (22,734)           --           --
        RMBS                                  64          12             30          --          --           (83)          23
                                     -----------  ----------  -------------  ----------  ----------  ------------  -----------
          Total fixed maturity
            securities, available-
            for-sale                     972,352  $     (204)        (3,007)         --     (27,734)      138,792    1,080,199
      Equity securities,
        available-for-sale                   113          --            (26)         --          --            --           87
      Separate account assets              1,613          --             95          92         (87)           96        1,809
                                     -----------  ----------  -------------  ----------  ----------  ------------  -----------
             Total financial assets  $   974,078  $     (204) $      (2,938) $       92  $  (27,821) $    138,888  $ 1,082,095
                                     ===========  ==========  =============  ==========  ==========  ============  ===========

----------
   (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

   (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

   (3) The following table provides the bifurcation of the net purchases, sales and settlements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2016:

                                                                                                                 PURCHASES,
                                                                                                                 SALES AND
                                                                                                                SETTLEMENTS,
                                                           PURCHASES           SALES          SETTLEMENTS           NET
                                                        ---------------   ---------------   ---------------   ---------------
      Fixed maturity securities, available-for-sale:
         Corporate securities                           $       274,260   $        (6,784)  $      (127,167)  $       140,309
         Asset-backed securities                                    579                --            (2,013)           (1,434)
         RMBS                                                        --                --               (83)              (83)
                                                        ---------------   ---------------   ---------------   ---------------
           Total fixed maturity securities, available-
             for-sale                                           274,839            (6,784)         (129,263)          138,792
      Separate account assets                                       192               (90)               (6)               96
                                                        ---------------   ---------------   ---------------   ---------------
              Total financial assets                    $       275,031   $        (6,874)  $      (129,269)  $       138,888
                                                        ===============   ===============   ===============   ===============

    The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2015:

                                                      TOTAL REALIZED AND
                                                  UNREALIZED GAINS (LOSSES)
                                                         INCLUDED IN:
                                                  -------------------------
                                                                  OTHER       TRANSFERS   TRANSFERS   PURCHASES,
                                      BALANCE AT     NET      COMPREHENSIVE     IN TO      OUT OF     SALES AND       BALANCE
                                      BEGINNING     INCOME       INCOME        LEVEL 3     LEVEL 3   SETTLEMENTS,    AT END OF
                                       OF YEAR       (1)         (LOSS)          (2)        (2)         NET (3)        YEAR
                                     -----------  ----------  -------------  ----------  ----------  ------------  ------------
      Fixed maturity securities,
        available-for sale:
        Corporate securities         $   913,393  $      (82) $     (30,735) $       --  $       --  $     21,490  $    904,066
        Asset-backed securities           38,724          --         (1,872)         --          --         8,636        45,488
        CMBS                                  --          --             74          --          --        22,660        22,734
        RMBS                                 132       1,956             37          --          --        (2,061)           64
                                     -----------  ----------  -------------  ----------  ----------  ------------  ------------
          Total fixed maturity
            securities, available-
            for-sale                     952,249       1,874        (32,496)         --          --        50,725       972,352
      Equity securities, available-
        for-sale                             170          --            (57)         --          --            --           113
      Separate account assets              1,122          --            518           9        (130)           94         1,613
                                     -----------  ----------  -------------  ----------  ----------  ------------  ------------
             Total financial assets  $   953,541  $    1,874  $     (32,035) $        9  $     (130) $     50,819  $    974,078
                                     ===========  ==========  =============  ==========  ==========  ============  ============

----------
   (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

   (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

   (3) The following table provides the bifurcation of the net purchases, sales and settlements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2015:

                                                                                                                 PURCHASES,
                                                                                                                 SALES AND
                                                                                                                SETTLEMENTS,
                                                           PURCHASES           SALES          SETTLEMENTS           NET
                                                        ---------------   ---------------   ---------------   ---------------
     Fixed maturity securities, available-for-sale:
        Corporate securities                            $       148,051   $       (17,061)  $      (109,500)  $        21,490
        Asset-backed securities                                  10,000                --            (1,364)            8,636
        CMBS                                                     22,660                --                --            22,660
        RMBS                                                         --            (1,932)             (129)           (2,061)
                                                        ---------------   ---------------   ---------------   ---------------
          Total fixed maturity securities, available-
            for-sale                                            180,711           (18,993)         (110,993)           50,725
     Separate account assets                                         94                --                --                94
                                                        ---------------   ---------------   ---------------   ---------------
          Total financial assets                        $       180,805   $       (18,993)  $      (110,993)  $        50,819
                                                        ===============   ===============   ===============   ===============

    Transfers of securities among the levels occur at the beginning of the reporting period.

    There were no transfers between Level 1 and Level 2 for the years ended December 31, 2016 and 2015.

    There were no changes in unrealized gains (losses) included in net income related to Level 3 assets held as of December 31, 2016 and 2015.

    The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2016:

                                                      TOTAL REALIZED AND
                                                  UNREALIZED (GAINS) LOSSES
                                                        INCLUDED IN:
                                                  ---------------------------
                                                                  OTHER
                                      BALANCE AT     NET      COMPREHENSIVE   TRANSFERS   TRANSFERS                  BALANCE
                                      BEGINNING     INCOME        INCOME        IN TO      OUT OF                   AT END OF
                                       OF YEAR       (1)          (LOSS)       LEVEL 3     LEVEL 3    SETTLEMENTS     YEAR
                                     -----------  ----------  -------------  ----------  ----------  ------------  -----------
      Policy and contract account
        balances                     $   102,696  $  159,406  $          --  $       --  $       --  $         --  $   262,102
      Future policy and contract
        benefits                          54,512     (20,182)            --          --          --           (47)      34,283
                                     -----------  ----------  -------------  ----------  ----------  ------------  -----------
        Total financial liabilities  $   157,208  $  139,224  $          --  $       --  $       --  $        (47) $   296,385
                                     ===========  ==========  =============  ==========  ==========  ============  ===========

----------
   (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2015:

                                                      TOTAL REALIZED AND
                                                  UNREALIZED (GAINS) LOSSES
                                                         INCLUDED IN:
                                                  -------------------------
                                                                  OTHER
                                      BALANCE AT      NET     COMPREHENSIVE   TRANSFERS   TRANSFERS                   BALANCE
                                      BEGINNING      INCOME      INCOME         IN TO      OUT OF                    AT END OF
                                       OF YEAR        (1)        (LOSS)        LEVEL 3     LEVEL 3    SETTLEMENTS      YEAR
                                     -----------  ----------  -------------  ----------  ----------  ------------  ------------
      Policy and contract account
        balances                     $   149,594  $  (46,898) $          --  $       --  $       --  $         --  $    102,696
      Future policy and contract
        benefits                          41,909      12,636             --          --          --           (33)       54,512
                                     -----------  ----------  -------------  ----------  ----------  ------------  ------------
        Total financial liabilities  $   191,503  $  (34,262) $          --  $       --  $       --  $        (33) $    157,208
                                     ===========  ==========  =============  ==========  ==========  ============  ============

----------
   (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income.

    The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2016 was $(142,794), of which $17,403 was included in net realized investment gains (losses) and $(160,197) was included in policyholder benefits on the consolidated statements of operations and comprehensive income. The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2015 was $31,873, of which $(14,561) was included in net realized investment gains (losses) and $46,434 was included in policyholder benefits on the consolidated statements of operations and comprehensive income.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES

    The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2016:

                                                                                                                 RANGE
     LEVEL 3 INSTRUMENT              FAIR VALUE       VALUATION TECHNIQUE       UNOBSERVABLE INPUT        (WEIGHTED AVERAGE)
     ----------------------------   ------------   -------------------------   ---------------------   ------------------------
     Fixed maturity securities,
       available-for-sale:

                                                                               Yield/spread to U.S.        72 bps - 206 bps
       Corporate securities         $  1,041,343     Discounted cash flow      Treasuries (1)                 (135 bps)

                                                                               Yield/spread to U.S.       87 bps - 1,207 bps
       Asset-backed securities            38,833     Discounted cash flow      Treasuries (1)                 (193 bps)

     Liabilities:

       Policy and contract account                   Discounted cash flow/     Mortality rates (2)        Annuity 2000 table
        balances                    $    262,102   Option pricing techniques   Lapse rates (3)               0%  to  16%
                                                                               Market volatility (6)         0%  to  30%

     Future policy and contract                      Discounted cash flow/     Mortality rates (2)        Annuity 2000 table
       benefits                           34,283   Option pricing techniques   Lapse rates (3)               0%  to  18%
                                                                               Utilization rates (4)         0%  to  100%
                                                                               Withdrawal rates (5)          0%  to  7%
                                                                               Market volatility (6)         0%  to  20%
                                                                               Nonperformance risk
                                                                                spread (7)                       0.2%

----------
   (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

   (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

   (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

   (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

   (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

   (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

   (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES
    (CONTINUED)

    The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2015:

                                                                                                                RANGE
     LEVEL 3 INSTRUMENT              FAIR VALUE       VALUATION TECHNIQUE       UNOBSERVABLE INPUT       (WEIGHTED AVERAGE)
     ----------------------------   ------------   -------------------------   ---------------------   ------------------------
     Fixed maturity securities,
      available-for-sale:

                                                                               Yield/spread to U.S.        73 bps - 422 bps
      Corporate securities          $    903,886     Discounted cash flow      Treasuries (1)                 (183 bps)

                                                                               Yield/spread to U.S.       88 bps - 1,097 bps
      Asset-backed securities             40,488     Discounted cash flow      Treasuries (1)                 (231 bps)

                                                                               Yield/spread to U.S.       153 bps - 189 bps
      CMBS                                22,734     Discounted cash flow      Treasuries (1)                 (173 bps)

     Liabilities:

      Policy and contract account                    Discounted cash flow/     Mortality rates (2)        Annuity 2000 table
       balances                     $    102,696   Option pricing techniques   Lapse rates (3)                0%  to  16%
                                                                               Market volatility (6)          0%  to  30%

                                                                                                              1983a and
      Future policy and contract                     Discounted cash flow/     Mortality rates (2)        annuity 2000 table
       benefits                           54,512   Option pricing techniques   Lapse rates (3)                0%  to  15%
                                                                               Utilization rates (4)          0%  to  100%
                                                                               Withdrawal rates (5)           0%  to  7%
                                                                               Market volatility (6)          0%  to  20%
                                                                               Nonperformance risk
                                                                                spread (7)                        0.2%

----------
   (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

   (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

   (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

   (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

   (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

   (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

   (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

    Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where observable inputs are not reasonably available to the Company.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    SENSITIVITY OF FAIR VALUE MEASUREMENTS TO CHANGES IN UNOBSERVABLE INPUTS

    The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities previously described:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE

    For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the assets will decrease (increase).

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT BENEFITS

    For any increase (decrease) in mortality rate, lapse rate and nonperformance risk spread inputs, the fair value of the liabilities will decrease (increase). For any increase (decrease) in the utilization, withdrawal and market volatility rates, the fair value of the liabilities will increase (decrease).

    For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

    NON-RECURRING FAIR VALUE MEASUREMENTS

    The Company did not have any financial assets measured at fair value on a non-recurring basis at December 31, 2016 and 2015.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

    The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

    The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                                               DECEMBER 31, 2016
                                                  -----------------------------------------------------------------------------
                                                    CARRYING
                                                      VALUE                                FAIR VALUE
                                                  -------------   -------------------------------------------------------------
                                                      TOTAL          LEVEL 1         LEVEL 2         LEVEL 3         TOTAL
                                                  -------------   -------------   -------------   -------------   -------------
     Assets:
       Mortgage loans, net                        $   2,544,437   $          --   $          --   $   2,527,742   $   2,527,742
       Policy loans                                     426,971              --              --         515,602         515,602

     Liabilities:
       Deferred annuities                         $   2,158,937   $          --   $          --   $   2,259,518   $   2,259,518
       Annuity certain contracts                         85,785              --              --          88,408          88,408
       Other fund deposits                            2,200,721              --              --       2,186,511       2,186,511
       Supplementary contracts without life
          contingencies                                 117,206              --              --         117,206         117,206
       Short-term debt                                   50,000              --              --          50,000          50,000
       Long-term debt                                   468,000              --              --         470,628         470,628
       Separate account liabilities                  14,039,115       3,932,516      10,104,790           1,809      14,039,115

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

    The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value (Continued).

                                                                               DECEMBER 31, 2015
                                                  -----------------------------------------------------------------------------
                                                    CARRYING
                                                      VALUE                                FAIR VALUE
                                                  -------------   -------------------------------------------------------------
                                                      TOTAL          LEVEL 1         LEVEL 2         LEVEL 3         TOTAL
                                                  -------------   -------------   -------------   -------------   -------------
     Assets:
       Mortgage loans, net                        $   2,122,837   $          --   $          --   $   2,158,377   $   2,158,377
       Policy loans                                     410,997              --              --         496,430         496,430

     Liabilities:
       Deferred annuities                         $   2,122,335   $          --   $          --   $   2,231,728   $   2,231,728
       Annuity certain contracts                         78,588              --              --          81,225          81,225
       Other fund deposits                            2,055,178              --              --       2,048,340       2,048,340
       Supplementary contracts without life
         contingencies                                  103,352              --              --         103,352         103,352
       Short-term debt                                   50,000              --              --          50,000          50,000
       Long-term debt                                   368,000              --              --         370,517         370,517
       Separate account liabilities                  12,927,264       3,524,875       9,400,776           1,613      12,927,264

    Fair values of mortgage loans are based upon matrix pricing and discounted cash flows which may not necessarily equal the exit price a market participant would pay for the loan. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

    The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2016 and 2015 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

    The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

    The carrying amount of short-term debt approximates the fair value. The fair value of long-term debt is estimated based primarily on borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

    Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS

    FIXED MATURITY AND EQUITY SECURITIES

    The Company's fixed maturity portfolio consists primarily of public and private corporate fixed maturity securities, mortgage and other asset backed securities, and U.S. government and agency obligations.

    The carrying value of the Company's fixed maturity portfolio totaled $13,759,520 and $12,504,725 at December 31, 2016 and 2015, respectively.
    Fixed maturity securities represent 73.9% and 75.0% of total invested assets at December 31, 2016 and 2015, respectively. At December 31, 2016 and 2015, publicly traded fixed maturity securities comprised 86.3% of the total fixed maturity portfolio.

    The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

    The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

    The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (E.G., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $1,727,155 and $1,981,529 agency backed RMBS, and $51,144 and $61,811 non-agency backed RMBS as of December 31, 2016 and 2015, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company's subprime securities as of December 31, 2016 was $3,273 with unrealized losses totaling $48. The fair value of the Company's subprime securities as of December 31, 2015 was $4,929 with unrealized losses totaling $61.

    The Company's asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

    The equity securities portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's equity security portfolio totaled $552,488 and $505,094 as of December 31, 2016 and 2015, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                                       GROSS          GROSS
                                                      AMORTIZED     UNREALIZED      UNREALIZED      OTTI IN
     DECEMBER 31, 2016                                  COST           GAINS          LOSSES        AOCL (1)     FAIR VALUE
     ---------------------------------------------  -------------  -------------  -------------  -------------  ------------
     U.S. government securities                     $     275,240  $      18,900  $         762  $        (161) $    293,539
     Agencies not backed by the full faith and
       credit of the U.S. government                      813,892         15,827          9,384             --       820,335
     Foreign government securities                         33,244          3,820             --             --        37,064
     Corporate securities                               8,732,000        318,757         94,430         (2,222)    8,958,549
     Asset-backed securities                              464,388         13,940          5,616           (127)      472,839
     CMBS                                               1,382,327         27,739         13,657         (2,486)    1,398,895
     RMBS                                               1,694,754         84,354          2,453         (1,644)    1,778,299
                                                    -------------  -------------  -------------  -------------- ------------
        Total fixed maturity securities,
          available-for-sale                           13,395,845        483,337        126,302         (6,640)   13,759,520
     Equity securities, available-for-sale                489,747         69,387          6,646             --       552,488
                                                    -------------  -------------  -------------  -------------  ------------
          Total                                     $  13,885,592  $     552,724  $     132,948  $      (6,640) $ 14,312,008
                                                    =============  =============  =============  =============  ============

----------
   (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

    The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                                       GROSS          GROSS
                                                      AMORTIZED      UNREALIZED     UNREALIZED      OTTI IN
     DECEMBER 31, 2015                                  COST           GAINS         LOSSES         AOCL (1)     FAIR VALUE
     ---------------------------------------------  -------------  -------------  -------------  -------------  ------------
     U.S. government securities                     $     340,859  $      21,104  $         820  $          --  $    361,143
     Agencies not backed by the full faith and
       credit of the U.S. government                      750,434         26,010          2,756             --       773,688
     Foreign government securities                         34,194          4,332             --             --        38,526
     Corporate securities                               7,562,245        258,728        186,069         (1,275)    7,636,179
     Asset-backed securities                              390,719         14,959          2,023           (473)      404,128
     CMBS                                               1,230,790         25,328         11,661         (3,264)    1,247,721
     RMBS                                               1,938,384        106,434          1,372            106     2,043,340
                                                    -------------  -------------  -------------  -------------  ------------
        Total fixed maturity securities,
          available-for-sale                           12,247,625        456,895        204,701         (4,906)   12,504,725
     Equity securities, available-for-sale                461,651         56,721         13,278             --       505,094
                                                    -------------  -------------  -------------  -------------  ------------
          Total                                     $  12,709,276  $     513,616  $     217,979  $      (4,906) $ 13,009,819
                                                    =============  =============  =============  =============  ============

----------
   (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The amortized cost and fair value of fixed maturity securities at December 31, 2016, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                    AVAILABLE-FOR-SALE
                                                                                             ---------------------------------
                                                                                                AMORTIZED           FAIR
                                                                                                  COST              VALUE
                                                                                             ---------------   ---------------
     Due in one year or less                                                                 $       414,945   $       421,929
     Due after one year through five years                                                         2,264,119         2,414,256
     Due after five years through ten years                                                        3,430,127         3,489,849
     Due after ten years                                                                           3,745,185         3,783,453
                                                                                             ---------------   ---------------
                                                                                                   9,854,376        10,109,487
     Asset-backed and mortgage-backed  securities                                                  3,541,469         3,650,033
                                                                                             ---------------   ---------------
        Total                                                                                $    13,395,845   $    13,759,520
                                                                                             ===============   ===============

    The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

                                                                                  DECEMBER 31, 2016
                                                        ---------------------------------------------------------------------
                                                                                 LESS THAN 12 MONTHS
                                                        ---------------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                              AMORTIZED          OTTI IN
                                                           FAIR VALUE           COST              AOCL         SECURITY COUNT
                                                        ---------------   ----------------   ---------------   --------------
     U.S. government securities                         $        36,201   $         36,939   $           738               29
     Agencies not backed by the full faith and credit
       of the U.S. government                                   301,927            311,311             9,384               57
     Corporate securities                                     2,130,839          2,200,276            69,437              373
     Asset-backed securities                                    148,534            153,356             4,822               45
     CMBS                                                       507,346            520,159            12,813               52
     RMBS                                                       189,365            191,613             2,248               44
     Equity securities, available-for-sale                       86,721             90,679             3,958               68

                                                                                  DECEMBER 31, 2016
                                                        ---------------------------------------------------------------------
                                                                                 12 MONTHS OR GREATER
                                                        ---------------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                              AMORTIZED          OTTI IN
                                                           FAIR VALUE           COST              AOCL         SECURITY COUNT
                                                        ---------------   ----------------   ---------------   --------------
     U.S. government securities                         $           830   $            854   $            24                1
     Corporate securities                                       300,129            325,122            24,993               69
     Asset-backed securities                                     15,833             16,627               794                6
     CMBS                                                        19,830             20,695               865                8
     RMBS                                                        17,289             17,930               641               24
     Equity securities, available-for-sale                       26,683             29,371             2,688               25

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The Company had certain investments with a reported fair value lower than the cost of the investments as follows (Continued):

                                                                                   DECEMBER 31, 2015
                                                        ---------------------------------------------------------------------
                                                                                  LESS THAN 12 MONTHS
                                                        ---------------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                              AMORTIZED          OTTI IN
                                                           FAIR VALUE           COST              AOCL         SECURITY COUNT
                                                        ---------------   ----------------   ---------------   --------------
     U.S. government securities                         $        95,174   $         95,708   $           534               28
     Agencies not backed by the full faith and credit
       of the U.S. government                                   101,077            102,889             1,812               19
     Corporate securities                                     2,491,897          2,654,491           162,594              500
     Asset-backed securities                                    103,449            104,848             1,399               19
     CMBS                                                       546,958            558,130            11,172               50
     RMBS                                                        88,513             89,471               958               26
     Equity securities, available-for-sale                      150,665            160,641             9,976               94

                                                                                  DECEMBER 31, 2015
                                                        ---------------------------------------------------------------------
                                                                                 12 MONTHS OR GREATER
                                                        ---------------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                             AMORTIZED           OTTI IN
                                                          FAIR VALUE           COST               AOCL         SECURITY COUNT
                                                        ---------------   ----------------   ---------------   --------------
     U.S. government securities                         $         6,208   $          6,494   $           286                4
     Agencies not backed by the full faith and credit
       of the U.S. government                                    36,701             37,645               944                6
     Corporate securities                                       120,128            143,897            23,769               51
     Asset-backed securities                                     13,838             14,462               624                2
     CMBS                                                        14,754             15,291               537                4
     RMBS                                                        39,971             42,381             2,410               30
     Equity securities, available-for-sale                       20,429             23,731             3,302               20

    For fixed maturity securities in an unrealized loss position, the Company expects to collect all principal and interest payments. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2016, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The following paragraphs summarize the Company's evaluation of investment categories with unrealized losses as of December 31, 2016.

    U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

    Agencies not backed by the full faith and credit of the U.S. government securities are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

    Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company recognizes an OTTI due to credit issues if the Company feels the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads.

    Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

    The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Weaknesses in commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. At December 31, 2016, the Company had CMBS securities that had been in an unrealized loss position for twelve months or longer and 100% of these securities were investment grade.

    The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. The depressed U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2016, 97.1% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2016, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer and 99.9% of these securities were investment grade (BBB or better). Credit support for the RMBS holdings remains high.

    Equity securities with unrealized losses at December 31, 2016 primarily represent highly diversified publicly traded equity securities that have positive outlooks for near-term future recovery.

    At December 31, 2016 and 2015, fixed maturity securities and cash equivalents with a carrying value of $21,694 and $22,686, respectively, were on deposit with various regulatory authorities as required by law.

    MORTGAGE LOANS

    The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $2,544,437 and $2,122,837 at December 31, 2016 and 2015, respectively.

    The Company's commercial mortgage loan investments are owned by Minnesota Life Insurance Company and Securian Life Insurance Company and are managed and serviced directly by an affiliate, Advantus Capital Management, Inc. (Advantus).

    The Company participates in a program to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Advantus services the assets for the third party. Certain portions of mortgage loans totaling $132,500 and $81,300 were sold during 2016 and 2015, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    MORTGAGE LOANS (CONTINUED)

    The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

                                                                                                  2016              2015
                                                                                             ---------------   ---------------
      Industrial                                                                             $       855,885   $       838,063
      Office buildings                                                                               416,303           356,846
      Retail facilities                                                                              610,197           464,920
      Apartment                                                                                      406,102           291,760
      Other                                                                                          255,950           171,248
                                                                                             ---------------   ---------------
        Total                                                                                $     2,544,437   $     2,122,837
                                                                                             ===============   ===============

    If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

    A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan. The valuation allowance includes a specific allowance for loans that are determined to be nonperforming and a general allowance for loans that are on the surveillance list where a probable loss exists but cannot be specifically identified to a specific loan.

    The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                                                               2016               2015              2014
                                                                          ----------------   ---------------   ---------------
      Balance at beginning of year                                        $          2,431   $         2,270   $         4,677
         Addition to (release of) allowance                                            189               161            (2,407)
         Write-downs, net of recoveries                                                 --                --                --
                                                                          ----------------   ---------------   ---------------
      Balance at end of year                                              $          2,620   $         2,431   $         2,270
                                                                          ================   ===============   ===============

      End of year valuation allowance basis:
         Specific allowance                                               $          1,700   $         1,485   $         1,221
         General allowance                                                             920               946             1,049
                                                                          ----------------   ---------------   ---------------
      Total valuation allowance                                           $          2,620   $         2,431   $         2,270
                                                                          ================   ===============   ===============

    As of December 31, 2016, the Company had four loans with a total carrying value of $11,896, net of a $1,700 specific valuation allowance. The four loans were held in the office and retail facilities classes. For those four loans, the interest income recognized for the year ended December 31, 2016 was $839. The four loans that had a specific valuation allowance were modified in a troubled debt restructuring. A troubled debt restructuring is where the Company grants concessions related to the borrower's financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. There were no troubled debt restructurings that subsequently defaulted during 2016. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2016.

    As of December 31, 2015, the Company had two loans with a total carrying value of $10,739, net of a $1,485 specific valuation allowance. The two loans were held in the office and retail facilities classes. For those two loans, the interest income recognized for the year ended December 31, 2015 was $644. The two loans that had a specific valuation allowance were modified in a troubled debt restructuring. There were no troubled debt restructurings that subsequently defaulted during 2015. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2015.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    MORTGAGE LOANS (CONTINUED)

    As of December 31, 2016, the Company had no delinquent mortgage loans.

    The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

    The following table provides a summary of performing and nonperforming mortgage loans as of December 31:

                                                                                                   2016             2015
                                                                                             ---------------   ---------------
      Performing mortgage loans                                                              $     2,544,437   $     2,122,837
      Nonperforming mortgage loans                                                                        --                --
                                                                                             ---------------   ---------------
        Total                                                                                $     2,544,437   $     2,122,837
                                                                                             ===============   ===============

    Periodically the Company may acquire real estate in satisfaction of debt. The acquired real estate is recognized at the lower of the loan's amortized cost balance or the acquired property's fair value less expected selling costs.

    The following table provides a summary of real estate acquired in satisfaction of mortgage loan debt for the years ended December 31:

                                                                                2016               2015             2014
                                                                          ----------------   ---------------   ---------------
      Number of properties acquired                                                     --                 1                 1
      Carrying value of mortgage loans prior to real estate acquisition   $             --   $         5,300   $         7,500
      Loss recognized upon acquisition in satisfaction of debt                          --                --                --

    ALTERNATIVE INVESTMENTS

    Alternative investments primarily consist of venture capital funds, middle market leveraged buyout funds, distressed debt funds, mezzanine debt funds, hedge funds and other miscellaneous equity investments. Alternative investments are diversified by type, general partner, vintage year, and geographic location -- both domestic and international.

    The Company's composition of alternative investments by type were as follows:

                                                                DECEMBER 31, 2016                    DECEMBER 31, 2015
                                                        ----------------------------------   ---------------------------------
                                                           CARRYING            PERCENT          CARRYING           PERCENT
                                                             VALUE            OF TOTAL            VALUE           OF TOTAL
                                                        ---------------   ----------------   ---------------   ---------------
      Alternative investments
         Private equity funds                           $       381,860               61.3%  $       366,665              61.5%
         Mezzanine debt funds                                   240,221               38.6%          228,785              38.3%
         Hedge funds                                                595                0.1%            1,169               0.2%
                                                        ---------------   ----------------   ---------------   ---------------
           Total alternative investments                $       622,676              100.0%  $       596,619             100.0%
                                                        ===============   ================   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    NET INVESTMENT INCOME

    Net investment income for the years ended December 31 was as follows:

                                                                                2016              2015              2014
                                                                          ----------------   ---------------   ---------------
      Fixed maturity securities, available-for-sale                       $        576,244   $       544,543   $       527,106
      Equity securities, available-for-sale                                         17,677            16,097            14,411
      Mortgage loans                                                               116,034           104,155           100,289
      Policy loans                                                                  26,019            26,120            24,614
      Cash equivalents                                                                 416                33                27
      Alternative investments                                                       13,217            21,009            20,648
      Derivative instruments                                                            60                63               (60)
      Other invested assets                                                          3,001             2,397             1,843
                                                                          ----------------   ---------------   ---------------
        Gross investment income                                                    752,668           714,417           688,878
      Investment expenses                                                          (26,492)          (25,280)          (24,579)
                                                                          ----------------   ---------------   ---------------
        Total                                                             $        726,176   $       689,137   $       664,299
                                                                          ================   ===============   ===============

    NET REALIZED INVESTMENT GAINS (LOSSES)

    Net realized investment gains (losses) for the years ended December 31 were as follows:

                                                                                2016              2015              2014
                                                                          ----------------   ---------------   ---------------
      Fixed maturity securities, available-for-sale                       $         13,208   $       (25,713)  $        22,943
      Equity securities, available-for-sale                                          4,426             7,912            38,770
      Mortgage loans                                                                  (189)             (377)           (2,753)
      Alternative investments                                                       25,822            41,761            43,718
      Derivative instruments                                                       (47,899)          (22,363)           14,086
      Other invested assets                                                             86              (956)              (95)
      Securities held as collateral                                                     --             9,379            17,086
                                                                          ----------------   ---------------   ---------------
        Total                                                             $         (4,546)  $         9,643   $       133,755
                                                                          ================   ===============   ===============

    Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and alternative investments for the years ended December 31 were as follows:

                                                                                2016              2015               2014
                                                                          ----------------   ---------------   ---------------
      Fixed maturity securities, available-for-sale:
         Gross realized gains                                             $         44,363   $        19,557   $        39,432
         Gross realized losses                                                     (30,378)          (28,701)          (13,637)
      Equity securities, available-for-sale:
         Gross realized gains                                                       20,591            24,828            44,030
         Gross realized losses                                                     (15,587)          (16,003)           (5,254)
      Alternative investments:
         Gross realized gains                                                       33,761            39,112            39,882
         Gross realized losses                                                        (308)             (556)             (960)

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    NET REALIZED INVESTMENT GAINS (LOSSES) (CONTINUED)

    Other-than-temporary impairments by asset type recognized in net realized investment gains (losses) for the years ended December 31 were as follows:

                                                                                2016               2015              2014
                                                                          ----------------   ---------------   ---------------
      Fixed maturity securities, available-for-sale:
         US government securities                                         $            654   $            --   $            --
         Corporate securities                                                          123            16,569             2,852
      Mortgage loans                                                                    --                --             6,183
      Equity securities, available-for-sale                                            578               913                 6
                                                                          ----------------   ---------------   ---------------
         Total other-than-temporary impairments                           $          1,355   $        17,482   $         9,041
                                                                          ================   ===============   ===============

    The cumulative credit loss component of other-than-temporary impairments on fixed maturity securities still held by the Company at December 31, for which a portion of the other-than-temporary impairment loss was recognized in other comprehensive income (loss), was as follows:

                                                                                2016               2015              2014
                                                                          ----------------   ---------------   ---------------
      Balance at beginning of year                                        $         29,329   $        17,436   $        26,964
      Additions:
        Initial impairments -- credit loss OTTI recognized on
          securities not previously impaired                                           777            16,569             2,852
        Additional impairments -- credit loss OTTI recognized on
          securities previously impaired                                                --                --                --
      Reductions:
        Due to sales (or maturities, pay downs, or prepayments) during
          the period of securities previously credit loss OTTI impaired            (17,282)           (4,676)          (12,380)
                                                                          ----------------   ---------------   ---------------
      Balance at end of year                                              $         12,824   $        29,329   $        17,436
                                                                          ================   ===============   ===============

(7) DERIVATIVE INSTRUMENTS

    Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company's cash flows. The Company also issues certain insurance policies that have embedded derivatives.

    Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held:

                                                        DECEMBER 31, 2016                          DECEMBER 31, 2015
                                           -----------------------------------------  ----------------------------------------
                                                                  FAIR VALUE                                 FAIR VALUE
      PRELIMINARY                                          -------------------------                --------------------------
      UNDERLYING RISK                         NOTIONAL                  LIABILITIES     NOTIONAL                   LIABILITIES
      EXPOSURE            INSTRUMENT TYPE      AMOUNT        ASSETS         (1)          AMOUNT        ASSETS          (1)
      ------------------  ---------------  --------------  -----------  ------------  ------------  ------------  ------------
      Interest rate       Interest rate
                           swaps           $      431,500  $    27,067  $         53  $    476,500  $     31,645  $          1
                          Interest rate
                           swaptions            1,496,000        7,488            --       572,000         8,071            --
                          Interest rate
                           futures                355,200           10            10       370,000             9             9
                          Interest rate
                           caps                   100,000           48            --       100,000           162            --
                          TBAs                     18,520       18,847            --        42,505        43,887            --
      Foreign currency    Foreign
                           currency swaps          17,000        4,562            --        17,000         5,127            --
                          Foreign
                           currency
                           forwards               218,460           --           721            --            --            --
      Equity market       Equity futures          474,675            5             5       443,331             3             3
                          Equity options        7,260,013      307,116        70,695     6,161,629       129,635        14,237
                                           --------------  -----------  ------------  ------------  ------------  ------------
       Total derivatives                   $   10,371,368  $   365,143  $     71,484  $  8,182,965  $    218,539  $     14,250
                                           ==============  ===========  ============  ============  ============  ============

----------
   (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the consolidated balance sheets.

    The Company has steadily increased the volume of derivatives trading throughout 2016 and 2015. This is evident through the increase in notional amounts in 2016.

    The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the interest and equity markets in assessing the trading activity for these programs.

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

    Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into a interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

    Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

    Interest rate floors are purchased by the Company to manage the impact of interest rate declines on overall investment performance. An interest rate floor is a series of put options on a specified interest rate. The Company enters into contracts to purchase interest rate floors and receives cash payments from the floor writer when the market rate is below the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate exceeds the specified rate on the maturity date, the Company does not receive a payment.

    Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of fixed maturity securities denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

    Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

    Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the S&P 500 Index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

    Equity options are used by the Company primarily to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

    The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    The following tables present the amount and location of gains (losses) recognized in income from derivatives:

                                                                                             DECEMBER 31, 2016
                                                                        -----------------------------------------------------------
                                                                          NET REALIZED
                                                                        INVESTMENT GAINS   NET INVESTMENT
                                                                            (LOSSES)           INCOME        POLICYHOLDER BENEFITS
                                                                        ----------------   --------------   -----------------------
      Interest rate swaps                                               $         10,404   $          (69)  $                    --
      Interest rate swaptions                                                        162               --                        --
      Interest rate futures                                                       (5,188)              --                        (2)
      Interest rate caps                                                             300             (415)                       --
      TBAs                                                                           697               --                        --
      Foreign currency swaps                                                        (577)             553                        --
      Foreign currency forwards                                                     (749)              (9)                       --
      Equity futures                                                             (58,675)              --                    13,181
      Equity options                                                             (14,502)              --                    75,832
                                                                        ----------------   --------------   -----------------------
      Total gains (losses) recognized in income from derivatives        $        (68,128)  $           60   $                89,011
                                                                        ================   ==============   =======================

                                                                                             DECEMBER 31, 2015
                                                                        -----------------------------------------------------------
                                                                          NET REALIZED
                                                                        INVESTMENT GAINS   NET INVESTMENT
                                                                            (LOSSES)           INCOME        POLICYHOLDER BENEFITS
                                                                        ----------------   --------------   -----------------------
      Interest rate swaps                                               $         15,753   $          (74)  $                    --
      Interest rate swaptions                                                        949               --                        --
      Interest rate futures                                                       (7,354)              --                         1
      Interest rate caps                                                              42             (414)                       --
      TBAs                                                                           994               --                        --
      Foreign currency swaps                                                        (158)             562                        --
      Foreign currency forwards                                                      146              (11)                       --
      Equity futures                                                             (15,982)              --                     2,106
      Equity options                                                              (4,150)              --                   (50,096)
                                                                        ----------------   --------------   -----------------------
      Total gains (losses) recognized in income from derivatives        $         (9,760)  $           63   $               (47,989)
                                                                        ================   ==============   =======================

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    The following tables present the amount and location of gains (losses) recognized in income from derivatives (Continued):

                                                                                             DECEMBER 31, 2014
                                                                        -----------------------------------------------------------
                                                                          NET REALIZED
                                                                        INVESTMENT GAINS   NET INVESTMENT
                                                                            (LOSSES)           INCOME        POLICYHOLDER BENEFITS
                                                                        ----------------   --------------   -----------------------
      Interest rate swaps                                               $         68,325   $          (86)  $                    --
      Interest rate swaptions                                                      3,538               --                        --
      Interest rate futures                                                       14,945               --                       (34)
      Interest rate caps                                                          (1,897)            (414)                       --
      Interest rate floors                                                            85              (81)                       --
      TBAs                                                                           601               --                        --
      Foreign currency swaps                                                       2,170              525                        --
      Foreign currency forwards                                                      (96)              (4)                       --
      Equity futures                                                             (18,223)              --                    14,252
      Equity options                                                             (12,599)              --                    74,840
                                                                        ----------------   --------------   -----------------------
      Total gains (losses) recognized in income from derivatives        $         56,849   $          (60)  $                89,058
                                                                        ================   ==============   =======================

    The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

    The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

    The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the amount of $268,560 and $170,541 at December 31, 2016 and 2015, respectively, and the Company delivered collateral in the amount of $24,765 and $19,698 at December 31, 2016 and 2015, respectively. The Company maintained ownership of any collateral delivered.

    EMBEDDED DERIVATIVES

    The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    EMBEDDED DERIVATIVES (CONTINUED)

    The following table presents the fair value of the Company's embedded derivatives at December 31:

                                                                                                   2016             2015
                                                                                             ---------------   ---------------
      Embedded derivatives within annuity products:
         Minimum guaranteed withdrawal benefits                                              $       (30,224)  $       (48,828)
         Minimum guaranteed accumulation benefits                                                        379               (23)
         Guaranteed payout floors                                                                     (4,438)           (5,661)
         Other                                                                                        (4,563)           (5,129)

      Embedded derivatives within life insurance products:
         Equity-linked index credits                                                         $      (257,539)  $       (97,567)

    The following table presents the changes in fair value related to embedded derivatives for the years ended December 31:

                                                                                2016               2015              2014
                                                                          ---------------    ---------------   ---------------
      Embedded derivatives within annuity products:
         Net realized investment gains (losses)                           $        20,229    $       (12,603)  $       (42,763)
         Policyholder benefits                                                        566                255              (912)

      Embedded derivatives within life insurance products:
         Policyholder benefits                                            $      (159,972)   $        46,643   $       (23,595)

    At December 31, 2016 and 2015, fixed maturity and equity securities with a carrying value of $24,765 and $19,698, respectively, were pledged as collateral to a regulatory authority as part of the Company's derivative program.

(8) VARIABLE INTEREST ENTITIES

    The Company is involved with various special purpose entities and other entities that are deemed to be variable interest entities (VIE). A VIE is an entity that either has investors that lack certain characteristics of a controlling financial interest or lacks sufficient equity to finance its own activities without financial support provided by other entities.

    The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and is therefore the primary beneficiary. The Company is deemed to have controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE.

    CONSOLIDATED VIES

    As of December 31, 2016 and 2015, there were no material investments or relationships that were consolidated as a VIE.

    NON-CONSOLIDATED VIES

    The Company, through normal investment activities, makes passive investments in structured securities issued by VIEs. These structured securities typically invest in fixed income investments and include asset-backed securities, CMBS and RMBS. The Company has not provided financial or other support with respect to these investments other than its original investment. The Company has determined it is not the primary beneficiary of these investments due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination, which reduces the Company's obligation to absorb losses or right to receive benefits, and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these structured investments is limited to the amount of the investment. See
    Note 6 for details regarding the carrying amount and classification of these assets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(8) VARIABLE INTEREST ENTITIES (CONTINUED)

    NON-CONSOLIDATED VIES (CONTINUED)

    In addition, the Company invests in alternative investments that may or may not be VIEs. The Company has determined that it is not required to consolidate these entities because it does not have the ability to direct the activities of the entities and it does not have the obligation to absorb losses or the right to receive benefits from the entities that could be potentially significant. The maximum exposure to loss associated with the entities is equal to the carrying amounts of the investment in the VIE plus any unfunded commitments. The carrying amount was $622,676 and $596,619 and the maximum exposure was $969,904 and $898,937 at December 31, 2016 and 2015, respectively.

(9) NET FINANCE RECEIVABLES

    The Company's finance receivables are segmented by direct installment loans, retail installment notes and direct mail loans.

    Finance receivables as of December 31 were as follows:

                                                                                                  2016              2015
                                                                                             ---------------   ---------------
      Direct installment loans                                                               $       340,999   $       339,308
      Retail installment notes                                                                        54,808            58,528
      Direct mail loans                                                                               26,478            19,026
                                                                                             ---------------   ---------------
        Gross finance receivables                                                                    422,285           416,862
      Accrued interest and charges                                                                     7,302             7,173
      Unearned finance charges                                                                      (119,523)         (118,638)
      Allowance for losses                                                                           (17,156)          (16,338)
                                                                                             ---------------   ---------------
        Finance receivables, net                                                             $       292,908   $       289,059
                                                                                             ===============   ===============

    Direct installment loans consist of discount basis loans and interest-bearing loans, and generally have a maximum term of 84 months. The retail installment notes are principally discount basis loans with borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months. Direct mail loans are principally originated through targeted direct mail campaigns, and generally have a maximum term of 30 months.

    Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2016 were as follows:

                                                          DIRECT LOANS      RETAIL NOTES       DIRECT MAIL          TOTAL
                                                        ---------------   ----------------   ---------------   ---------------
      2016                                              $         1,587   $           160    $           122   $         1,869
      2017                                                       18,489             6,448              2,042            26,979
      2018                                                       78,893            20,312             12,440           111,645
      2019                                                      130,188            12,051              5,613           147,852
      2020                                                       14,205               190                 --            14,395
      2021 and thereafter                                             1                21                 --                22
                                                        ---------------   ----------------   ---------------   ---------------
        Total finance receivables, net of unearned
          finance charges                               $       243,363   $        39,182    $        20,217           302,762
                                                        ===============   ================   ===============
      Accrued interest                                                                                                   7,302
      Allowance for losses                                                                                             (17,156)
                                                                                                               ---------------
        Finance receivables, net                                                                               $       292,908
                                                                                                               ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9) NET FINANCE RECEIVABLES (CONTINUED)

    All segments are reported on a contractual past-due aging. Past-due accounts, net of unearned finance charges, as of December 31, were as follows:

                                                                                                   2016             2015
                                                                                             ---------------   ---------------
      Direct installment loans:
        30-60 days past due                                                                  $         9,076   $         9,204
        61-90 days past due                                                                            5,659             5,353
        91 days or more past due                                                                      15,520            15,217
                                                                                             ---------------   ---------------
           Total direct installment loans                                                             30,255            29,774
      Retail installment notes:
        30-60 days past due                                                                              759               833
        61-90 days past due                                                                              425               418
        91 days or more past due                                                                       1,169             1,111
                                                                                             ---------------   ---------------
           Total retail installment notes                                                              2,353             2,362
      Direct mail loans:
        30-60 days past due                                                                              560               341
        61-90 days past due                                                                              376               273
        91 days or more past due                                                                       1,037             1,038
                                                                                             ---------------   ---------------
           Total direct mail loans                                                                     1,973             1,652
                                                                                             ---------------   ---------------
             Total finance receivables past due, net of unearned finance charges             $        34,581   $        33,788
                                                                                             ===============   ===============

      Percentage of finance receivables, net of unearned finance charges                                11.4%             11.3%

    The ratio of the allowance for losses to total finance receivables, net of unearned finance charges was 5.5% and 5.3% at December 31, 2016 and 2015, respectively.

    Changes in the allowance for losses for the years ended December 31 were as follows:

                                                                                2016               2015              2014
                                                                          ----------------   ---------------   ---------------
      Balance at beginning of year                                        $         16,338   $        15,789   $        14,781
      Provision for credit losses                                                   19,646            16,832            14,052
      Charge-offs                                                                  (26,044)          (22,399)          (18,240)
      Recoveries                                                                     7,216             6,116             5,196
                                                                          -----------------  ---------------   ---------------
      Balance at end of year                                              $         17,156   $        16,338   $        15,789
                                                                          =================  ===============   ===============

    The following table provides additional information about the allowance for losses as of December 31:

                                                                                                   2016              2015
                                                                                             ---------------   ---------------
      Non-impaired gross finance receivables:
        Gross receivables balance                                                            $       416,214   $       410,317
        General reserves                                                                              16,909            16,081

      Impaired gross finance receivables (including TDRs):
        Gross receivables balance                                                            $         6,071   $         6,545
        General reserves                                                                                 247               257

    All loans, excluding TDRs, deemed to be impaired are placed on non-accrual status. The Company had no impaired loans at December 31, 2016 and 2015.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9) NET FINANCE RECEIVABLES (CONTINUED)

    Net investment in receivables on which the accrual of finance charges and interest were suspended and which are being accounted for on a cash basis as of December 31:

                                                                                                   2016             2015
                                                                                             ---------------   ---------------
      Non-accrual balances:
        Direct installment loans                                                             $        25,979   $        26,057
        Retail installment notes                                                                       1,150             1,159
        Direct mail loans                                                                              1,600             1,310
                                                                                             ---------------   ---------------
         Total non-accrual balances                                                          $        28,729   $        28,526
                                                                                             ===============   ===============

    There was no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2016 and 2015.

    Loans classified as TDRs were $6,071 and $6,545 at December 31, 2016 and 2015, respectively. The number of loans classified as TDR accounts were 2,732 and 2,951 at December 31, 2016 and 2015, respectively. For the years ended December 31, 2016 and 2015, the Company modified $9,693 and $8,591, respectively, of loans for borrowers experiencing financial difficulties, which are classified as TDRs. For loans modified as TDRs during 2016, $2,689 subsequently experienced a payment default, during 2016. For loans modified as TDRs during 2015, $2,284 subsequently experienced a payment default during 2015. The Company recognized interest income of $1,041, $1,240 and $1,458 from loans classified as TDRs for the years ended December 31, 2016, 2015 and 2014, respectively.

    The Company monitors the credit quality of its financing receivables by loan segment. Within the loan segments, there are borrower types that include new, existing, former, refinance and retail borrowers. New borrowers include first-time customers where the Company has limited lending and repayment history and would generally have a slightly higher risk profile than existing and former borrowers. Existing and former borrowers generally have the lowest credit risk profile as the Company already has an established lending and repayment history with these customers. Refinance borrowers include customers that have borrowed less than 10% of the current loan balance. The refinance borrower type includes a segment of TDR loans that have had terms of the original loan(s) modified without the receipt of additional consideration. This segment of refinance borrower would have a higher credit risk as the borrower has previously demonstrated a risk of not repaying the loan or may have been through personal bankruptcy. Retail borrowers include customers that are typically first-time customers. The risk profile is lower with this type of first-time customer as a result of the security associated with the account. The Company also monitors credit risk by continually tracking customer payment performance.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9) NET FINANCE RECEIVABLES (CONTINUED)

    The following summary is an assessment of the gross finance receivables by class, segment, and credit quality indicator reviewed as of December 31, 2016 and 2015. The Company's credit risk profiles are based on customer type, customer creditworthiness, and customer performance.

                                                                                                   2016              2015
                                                                                             ---------------   ---------------
Customer type:
  New borrower                                                                               $        63,409   $        54,763
  Former borrower                                                                                     29,143            28,125
  Existing borrower                                                                                  266,698           264,590
  Refinance borrower                                                                                   8,227            10,856
  Retail borrower                                                                                     54,808            58,528
                                                                                             ---------------   ---------------
    Total gross finance receivables                                                          $       422,285   $       416,862
                                                                                             ===============   ===============

Customer creditworthiness:
  Non-bankrupt gross finance receivables:
    Direct installment loans                                                                 $       339,769   $       337,952
    Retail installment notes                                                                          54,676            58,410
    Direct mail borrower                                                                              26,460            19,003
                                                                                             ---------------   ---------------
      Total non-bankrupt gross finance receivables                                                   420,905           415,365
  Bankrupt gross finance receivables:
    Direct installment loans                                                                           1,230             1,356
    Retail installment notes                                                                             132               118
    Direct mail borrower                                                                                  18                23
                                                                                             ---------------   ---------------
      Total bankrupt gross finance receivables                                                         1,380             1,497
                                                                                             ---------------   ---------------
      Total gross finance receivables                                                        $       422,285   $       416,862
                                                                                             ===============   ===============

Customer payment performance:
  Direct installment loans:
    Contractually performing, current to 30 days past due                                    $       301,332   $       299,874
    Contractually performing, 31 to 60 days past due                                                  12,492            12,722
    Contractually nonperforming, 61 or more days past due                                             27,175            26,712
                                                                                             ---------------   ---------------
      Total direct installment loans                                                                 340,999           339,308
  Retail installment notes:
    Contractually performing, current to 30 days past due                                             51,911            55,610
    Contractually performing, 31 to 60 days past due                                                     983             1,077
    Contractually nonperforming, 61 or more days past due                                              1,914             1,841
                                                                                             ---------------   ---------------
      Total retail installment notes                                                                  54,808            58,528
  Direct mail loans:
    Contractually performing, current to 30 days past due                                             24,048            17,084
    Contractually performing, 31 to 60 days past due                                                     714               405
    Contractually nonperforming, 61 or more days past due                                              1,716             1,537
                                                                                             ---------------   ---------------
      Total direct mail loans                                                                         26,478            19,026
                                                                                             ---------------   ---------------
      Total gross finance receivables                                                        $       422,285   $       416,862
                                                                                             ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(10) INCOME TAXES

    Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                                                                                 2016             2015              2014
                                                                           ---------------   ---------------   ---------------
      Computed income tax expense                                          $        97,361   $       120,459   $       165,865
      Difference between computed and actual tax expense:
         Dividends received deduction                                              (28,059)          (23,286)          (20,615)
         Tax credits                                                                (4,562)           (3,639)           (2,790)
         Expense adjustments and other                                                (175)              646                66
                                                                           ---------------   ---------------   ---------------
           Total income tax expense                                        $        64,565   $        94,180   $       142,526
                                                                           ===============   ===============   ===============

    The tax effects of temporary differences that give rise to the Company's net deferred tax liability at December 31 were as follows:

                                                                                                  2016              2015
                                                                                             ---------------   ---------------
      Deferred tax assets:
         Policyholder liabilities                                                            $       119,292   $        68,415
         Pension, postretirement and other benefits                                                   21,580            18,759
         Tax deferred policy acquisition costs                                                       245,525           226,386
         Deferred gain on individual disability coinsurance                                            2,270             2,997
         Net realized capital losses                                                                      --            14,965
         Other                                                                                        19,242            17,132
                                                                                             ---------------   ---------------
           Gross deferred tax assets                                                                 407,909           348,654

      Deferred tax liabilities:
         Deferred policy acquisition costs                                                           378,655           350,097
         Premiums                                                                                     21,956            26,082
         Real estate and property and equipment depreciation                                           7,058             6,133
         Basis difference on investments                                                              20,276            19,948
         Net realized capital gains                                                                    1,093                --
         Net unrealized capital gains                                                                149,246           105,404
         Ceding commissions and goodwill                                                              14,189            12,714
         Other                                                                                        33,844            34,766
                                                                                             ---------------   ---------------
           Gross deferred tax liabilities                                                            626,317           555,144
                                                                                             ---------------   ---------------
              Net deferred tax liability                                                     $       218,408   $       206,490
                                                                                             ===============   ===============

    As of December 31, 2016 and 2015, management determined that no valuation allowance was needed related to tax benefits of certain state operating loss carryforwards or for other deferred tax items based on management's assessment that it is more likely than not that these deferred tax assets will be realized.

    There were no changes in deferred tax asset valuation allowance for the years ended December 31, 2016, 2015, and 2014.

    At December 31, 2016, the Company had no capital loss carryforwards.

    Income taxes paid for the years ended December 31, 2016, 2015 and 2014, were $81,774, $53,003 and $132,411, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(10) INCOME TAXES (CONTINUED)

    A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

                                                                                                  2016              2015
                                                                                             ---------------   ---------------
      Balance at beginning of year                                                           $         2,712   $         2,925
      Additions based on tax positions related to current year                                         1,134               998
      Additions (reductions) for tax positions of prior years                                            221            (1,211)
                                                                                             ---------------   ---------------
      Balance at end of year                                                                 $         4,067   $         2,712
                                                                                             ===============   ===============

    Included in the balance of unrecognized tax benefits at December 31, 2016 are potential benefits of $4,067 that, if recognized, would affect the effective tax rate on income from operations.

    As of December 31, 2016, accrued interest and penalties of $116 are recorded as current income tax liabilities on the consolidated balance sheets and $72 is recognized as a current income tax expense on the consolidated statements of operations and comprehensive income.

    At December 31, 2016, the Company does not expect a significant increase in tax contingencies within the 12 month period following the balance sheet date.

    During 2016, Minnesota Mutual Companies, Inc. and Subsidiaries (MMC) received a refund of tax related to its amended 2013 return. The IRS chose not to audit the 2013 consolidated return and has not stated their intention to audit the 2013 amended return. The IRS also informed MMC that it did not intend to audit the consolidated tax return for year 2014. The Company is now in the process of completing and filing an amended return for 2014. The Company believes that any additional taxes assessed or refunded as a result of a potential examination of the amended returns will not have a material impact on its financial position.

(11) EMPLOYEE BENEFIT PLANS

    PENSION AND OTHER POSTRETIREMENT PLANS

    The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation. Additionally, a subsidiary of the Company has a non-contributory defined benefit plan covering all the employees of the subsidiary who are 21 years of age or older and have completed one year of service. Benefits are based upon years of participation and the employee's average monthly compensation.

    The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

    The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                                 PENSION BENEFITS                     OTHER BENEFITS
                                                         ---------------------------------   ---------------------------------
                                                               2016             2015              2016              2015
                                                         ---------------   ---------------   ---------------   ---------------
      Change in benefit obligation:
      Benefit obligation at beginning of year            $        75,700   $        79,734   $         5,814   $         6,399
      Service cost                                                 1,332             1,364               205               192
      Interest cost                                                3,301             3,323               232               219
      Actuarial loss (gain)                                          899            (4,901)             (825)             (715)
      Benefits paid                                               (3,119)           (3,820)             (245)             (281)
                                                         ---------------   ---------------   ---------------   ---------------
      Benefit obligation at end of year                  $        78,113   $        75,700   $         5,181   $         5,814
                                                         ===============   ===============   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows (Continued):

                                                                 PENSION BENEFITS                     OTHER BENEFITS
                                                         ---------------------------------   ---------------------------------
                                                              2016              2015               2016              2015
                                                         ---------------   ---------------   ---------------   ---------------
      Change in plan assets:
      Fair value of plan assets at beginning of year     $        70,382   $        68,811   $            --   $            --
      Actual return on plan assets                                 3,629             1,318                --                --
      Employer contribution                                        2,110             4,073               245               281
      Benefits paid                                               (3,119)           (3,820)             (245)             (281)
                                                         ---------------   ---------------   ---------------   ---------------
      Fair value of plan assets at end of year           $        73,002   $        70,382   $            --   $            --
                                                         ===============   ===============   ===============   ===============

      Net amount recognized:
      Funded status                                      $        (5,111)  $        (5,318)  $        (5,181)  $        (5,814)

      Amounts recognized on the consolidated balance
        sheets:
      Prepaid benefit cost                               $            --   $            --   $            --   $            --
      Accrued benefit cost                                        (5,111)           (5,318)           (5,181)           (5,814)
                                                         ---------------   ---------------   ---------------   ---------------
      Net amount recognized                              $        (5,111)  $        (5,318)  $        (5,181)  $        (5,814)
                                                         ===============   ===============   ===============   ===============

      Weighted average assumptions used to determine
        benefit obligations:
      Discount rate                                                 3.92%             4.09%             3.82%             3.95%
      Rate of compensation increase                                 4.00%             4.00%               --                --

      Weighted average assumptions used to determine
        net periodic benefit costs:
      Expected long-term return on plan assets                      5.15%             5.16%               --                --
      Discount rate                                                 4.09%             3.77%             3.95%             3.74%
      Rate of compensation increase                                 4.00%             4.00%               --                --

      Components of net periodic benefit cost:
      Service cost                                       $         1,332   $         1,364   $           205   $           192
      Interest cost                                                3,301             3,323               232               219
      Expected return on plan assets                              (3,624)           (3,439)               --                --
      Prior service benefit amortization                             (79)              (80)             (276)             (895)
      Recognized net actuarial loss (gain)                           891             1,585              (162)             (153)
                                                         ---------------   ---------------   ---------------   ---------------
      Net periodic benefit cost                          $         1,821   $         2,753   $            (1)  $          (637)
                                                         ===============   ===============   ===============   ===============

      Other changes in plan assets and benefit
        obligations recognized in other comprehensive
        income (loss):
      Net gain (loss)                                    $          (894)  $         2,780   $           825   $           715
      Amortization of net loss (gain)                                891             1,585              (162)             (153)
      Amortization of prior service benefit                          (79)              (80)             (276)             (895)
                                                         ---------------   ---------------   ---------------   ---------------
      Total recognized in other comprehensive income
        (loss)                                           $           (82)  $         4,285   $           387   $          (333)
                                                         ===============   ===============   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows (Continued):

                                                                 PENSION BENEFITS                     OTHER BENEFITS
                                                         ---------------------------------   ---------------------------------
                                                               2016             2015               2016             2015
                                                         ---------------   ---------------   ---------------   ---------------
      Amounts recognized in accumulated other
        comprehensive income:
      Net actuarial gain (loss)                          $       (16,389)  $       (16,386)  $         2,840   $         2,177
      Prior service benefit                                          536               615             1,379             1,655
                                                         ---------------   ---------------   ---------------   ---------------
      Accumulated other comprehensive income (loss)
        at end of year                                   $       (15,853)  $       (15,771)  $         4,219   $         3,832
                                                         ===============   ===============   ===============   ===============

      Accumulated benefit obligation                     $        73,446   $        71,508   $         5,181   $         5,814

      Plans with accumulated benefit obligation in
        excess of plan assets:
      Projected benefit obligation                       $        45,521   $        45,570
      Accumulated benefit obligation                              45,521            45,570
      Fair value of plan assets                                   43,949            42,379

    Prepaid benefit costs are included in other assets and accrued benefit costs are included in pension and other postretirement benefits on the consolidated balance sheets.

    The Company updated its mortality assumption as of December 31, 2016 and December 31, 2015 with respect to its pension and postretirement benefit obligations as a result of a review of plan experience following the Society of Actuaries 2015 report on expected future improvements in mortality rates and the subsequent 2016 update of future improvements in mortality rates. The assumption changes are a component of the net actuarial gain (loss) and resulted in a benefit obligation decrease in both 2016 and 2015.

    The estimated prior service credit and net actuarial loss for the pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2017 are $80 and $975, respectively. The estimated prior service credit and net actuarial gain for the other postretirement benefit plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2017 are $276 and $290, respectively. In 2017, the Company expects to contribute any amounts necessary to meet the minimum funding requirements to its non-contributory defined benefit plans. In addition, it may contribute additional tax deductible amounts.

    Estimated future benefit payments for pension and other postretirement plans:

                                                                               PENSION                              MEDICARE
                                                                              BENEFITS        OTHER BENEFITS        SUBSIDY
                                                                           ---------------   ---------------   ---------------
      2017                                                                 $         3,466   $           320   $            --
      2018                                                                           3,607               314                --
      2019                                                                           3,709               292                --
      2020                                                                           3,690               294                --
      2021                                                                           3,791               301                --
      2022 -- 2026                                                                  21,005             1,648                --

    For measurement purposes, the assumed health care cost trend rates start at 6.60% in 2016 and decrease gradually to 4.40% for 2076 and remain at that level thereafter. For 2015, the assumed health care cost trend rates start at 7.20% in 2015 and decrease gradually to 4.75% for 2022 and remain at that level thereafter.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The assumptions presented herein are based on pertinent information available to management as of December 31, 2016 and 2015. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2016 by $23 and the service cost and interest cost components of net periodic benefit costs for 2016 by $7. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2016 by $19 and the service cost and interest cost components of net periodic postretirement benefit costs for 2016 by $6.

    To determine the discount rate for each plan, the present value of expected future benefit payments is calculated using returns on a theoretical yield curve consisting of AA rated corporate fixed maturity securities and Treasury spot curve data. The discount rate for each plan is the single rate which results in the same present value of benefits as that obtained using the yield curve.

    Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

    Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to levels deemed tolerable, which will mitigate (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses. This objective is achieved by strategically allocating assets among equity securities, fixed maturity securities and other investments.

    The target asset allocation as of December 31, 2016, for each of the broad investment categories, weighted for all plans combined is as follows:

      Equity securities                   14% to 26%
      Fixed maturity securities           14% to 26%
      Insurance company general account   60% to 62%
      Other                               0%  to  2%

    The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                                      2016              2015
                                                 ---------------   ---------------
      Equity securities                                       16%               19%
      Fixed maturity securities                               24%               21%
      Insurance company general account                       60%               60%

    Equity securities and fixed maturity securities, as classified in the above table, include investments in pooled separate accounts. Pooled separate accounts are under a group annuity contract with Minnesota Life Insurance Company and represent segregated funds administered by an unaffiliated asset management firm and consist principally of marketable fixed maturity and equity securities.

    The insurance company general account, as classified in the above table, represents assets held within the general account of Minnesota Life Insurance Company. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities.

    At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees.

    The Company's investment policy includes various guidelines and procedures designed to ensure that the plans' assets can reasonably be expected to achieve the objective of the policy. The investment policy is periodically reviewed by the plans' respective trustees.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The fair value of the Company's pension plan financial assets and financial liabilities has been determined using available market information as of December 31, 2016 and 2015. Although the Company is not aware of any factors that would significantly affect the fair value of the pension plan financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

    The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

      Level 1 -- Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include cash, money-market funds and actively-traded equity securities.

      Level 2 -- Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain investments in pooled separate accounts.

      Level 3 -- Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include private equity investments, certain investments in pooled separate accounts which invest in privately placed fixed maturities and investments in an insurance company general account.

    The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

    Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The following tables summarize the Company's pension benefit plans' financial assets measured at fair value on a recurring basis:

      DECEMBER 31, 2016                                      LEVEL 1           LEVEL 2           LEVEL 3            TOTAL
      -----------------------------------------------    ---------------   ---------------   ---------------   ---------------
      Investments in pooled separate accounts            $            --   $        29,053   $            --   $        29,053
        Insurance company general account                             --                --            43,949            43,949
                                                         ---------------   ---------------   ---------------   ---------------
          Total financial assets                         $            --   $        29,053   $        43,949   $        73,002
                                                         ===============   ===============   ===============   ===============

      DECEMBER 31, 2015                                      LEVEL 1           LEVEL 2           LEVEL 3            TOTAL
      -----------------------------------------------    ---------------   ---------------   ---------------   ---------------
      Investments in pooled separate accounts            $            --   $        28,003   $            --   $        28,003
        Insurance company general account                             --                --            42,379            42,379
                                                         ---------------   ---------------   ---------------   ---------------
          Total financial assets                         $            --   $        28,003   $        42,379   $        70,382
                                                         ===============   ===============   ===============   ===============

    INVESTMENTS IN POOLED SEPARATE ACCOUNTS

    Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. Investments in pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by asset management firms with little readily determinable public pricing information.

    INSURANCE COMPANY GENERAL ACCOUNT

    Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities. The deposits in the insurance company general account are classified as Level 3 as fair value is based on unobservable inputs.

    The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2016:

                                                                                                  PURCHASES,
                                                      BALANCE AT        TOTAL APPRECIATION        SALES AND        BALANCE AT
                                                     BEGINNING OF     (DEPRECIATION) IN FAIR     SETTLEMENTS,        END OF
                                                         YEAR                 VALUE                  NET              YEAR
                                                   ----------------   ----------------------   ----------------   ------------
      Insurance company general account            $         42,379   $                1,570   $             --   $     43,949

    The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2015:

                                                                                                  PURCHASES,
                                                      BALANCE AT        TOTAL APPRECIATION        SALES AND        BALANCE AT
                                                     BEGINNING OF     (DEPRECIATION) IN FAIR     SETTLEMENTS,        END OF
                                                         YEAR                 VALUE                  NET              YEAR
                                                   ----------------   ----------------------   ----------------   ------------
      Insurance company general account            $         40,847   $                1,532   $             --   $     42,379

    Transfers of securities among the levels occur at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 for the years ending December 31, 2016 and 2015. There were no transfers in to or out of level 3 for the years ending December 31, 2016 and 2015.

    The Plans did not have any assets or liabilities reported at fair value on a nonrecurring basis.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PROFIT SHARING PLANS

    The Company also has a profit sharing plan covering substantially all agents. The Company's contribution is made as a certain percentage based on voluntary contribution rates and applied to each eligible agent's annual contribution. The Company recognized contributions to the plan during 2016, 2015, and 2014 of $1,493, $1,551, and $1,555, respectively.

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS

    LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

    Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses is summarized as follows:

                                                                                2016               2015              2014
                                                                           ---------------   ---------------   ---------------
      Balance at January 1                                                 $       530,803   $       550,947   $       566,748
         Less: reinsurance recoverable                                             449,072           475,074           489,863
                                                                           ---------------   ---------------   ---------------
      Net balance at January 1                                                      81,731            75,873            76,885
                                                                           ---------------   ---------------   ---------------
      Incurred related to:
         Current year                                                              118,151           123,616           115,886
         Prior years                                                                 3,805             3,929            (2,701)
                                                                           ---------------   ---------------   ---------------
      Total incurred                                                               121,956           127,545           113,185
                                                                           ---------------   ---------------   ---------------
      Paid related to:
         Current year                                                               69,994            74,695            73,750
         Prior years                                                                53,734            46,992            40,447
                                                                           ---------------   ---------------   ---------------
      Total paid                                                                   123,728           121,687           114,197
                                                                           ---------------   ---------------   ---------------
      Net balance at December 31                                                    79,959            81,731            75,873
         Plus: reinsurance recoverable                                             433,464           449,072           475,084
                                                                           ---------------   ---------------   ---------------
      Balance at December 31                                               $       513,423   $       530,803   $       550,947
                                                                           ===============   ===============   ===============

    In addition to pending policy and contract claims, this table reflects disabled life reserves that are included in future policy and contract benefits on the consolidated balance sheets.

    As a result of changes in estimates of claims incurred in prior years, the accident and health claims, and claim and loss adjustment expenses incurred increased (decreased) by $3,805, $3,929, and $(2,701) in 2016, 2015, and
    2014, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

    The following table reconciles the liability for unpaid accident and health claims and claim loss adjustment expenses to pending policy and contract claims on the consolidated balance sheets as of December 31:

                                                                                2016              2015              2014
                                                                           ---------------   ---------------   ---------------
      Liability for unpaid accident and health claims, and claim loss
        adjustment expenses                                                $       513,423   $       530,803   $       550,947
      Less: amounts included in future policy and contract benefits                447,061           467,001           491,463
                                                                           ---------------   ---------------   ---------------
        Accident and health pending policy and contract claims                      66,362            63,802            59,484
      Other pending policy and contract claims                                     484,431           491,513           471,156
                                                                           ---------------   ---------------   ---------------
        Pending policy and contract claims                                 $       550,793   $       555,315   $       530,640
                                                                           ===============   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS (CONTINUED)

    SHORT DURATION CONTRACTS

    Certain short duration contracts are offered within the Company's Financial Institution Group and Group Insurance strategic business units.

    Claim and claim adjustment expense liabilities are set using a combination of actuarial methods. The liabilities are computed using assumptions for mortality, morbidity, and other performance. These assumptions are based on the Company's experience, industry results, emerging trends and future expectations. Claim frequency is primarily based on reported claims assigned to individual claimants. Claim counts may initially include claims that do not ultimately result in a liability. These claims are omitted from claim counts once it is determined that there is no liability. The information about incurred and paid loss development for all periods preceding year ended December 31, 2016 and the related historical claims payout percentage disclosure is unaudited and is presented as supplementary information.

    Incurred and paid claims, net of reinsurance, including allocated claim adjustment expenses, by strategic business unit and by incurral year are summarized below along with the liability for incurred but not reported claims plus expected development on reported claims (IBNR) and the cumulative number of individual claims reported (reported claims) by incurral year as of December 31, 2016:

    FINANCIAL INSTITUTION GROUP

                                          NET CUMULATIVE INCURRED CLAIMS (1)
                      --------------------------------------------------------------------------                    REPORTED
      INCURRAL YEAR       2012           2013            2014           2015           2016           IBNR           CLAIMS
      --------------  -------------  -------------   ------------   -------------  -------------  -------------   ------------
      2012            $      54,505  $      54,285   $     53,064   $      52,462  $      52,301  $         297             21
      2013                       --         51,895         48,476          47,243         46,945            730             20
      2014                       --             --         51,794          46,968         46,515          1,453             20
      2015                       --             --             --          46,992         42,025          3,203             19
      2016                       --             --             --              --         51,278          9,609             18
                                                                                   -------------
         Total                                                                     $     239,064
                                                                                   =============

----------
      (1) 2012 -- 2015 unaudited.

                                                                         NET CUMULATIVE PAID CLAIMS (1)
                                                  ----------------------------------------------------------------------------
      INCURRAL YEAR                                   2012            2013            2014            2015            2016
      -----------------------------------------   -------------   -------------   -------------   -------------   ------------
      2012                                        $      30,099   $      43,897   $      47,981   $      50,418   $     51,475
      2013                                                   --          26,584          39,401          43,123         45,006
      2014                                                   --              --          27,839          39,125         42,590
      2015                                                   --              --              --          23,896         34,462
      2016                                                   --              --              --              --         26,925
                                                                                                                  ------------
         Total                                                                                                    $    200,458
                                                                                                                  ============

      Outstanding liabilities prior to 2012                                                                       $        813
      Liabilities for unpaid losses and loss
        adjustment expenses, net of
        reinsurance                                                                                               $     39,419

------------
      (1) 2012 -- 2015 unaudited.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS (CONTINUED)

    SHORT DURATION CONTRACTS (CONTINUED)

    Incurred and paid claims, net of reinsurance, including allocated claim adjustment expenses, by strategic business unit and by incurral year are summarized below along with the IBNR liability and the reported claims by incurral year as of December 31, 2016 (Continued):

    GROUP INSURANCE

                                          NET CUMULATIVE INCURRED CLAIMS (1)
                      --------------------------------------------------------------------------                    REPORTED
      INCURRAL YEAR       2012           2013            2014            2015           2016          IBNR           CLAIMS
      --------------  ------------   -------------   ------------   -------------  -------------  -------------   ------------
      2012            $  1,122,687   $   1,104,135   $  1,102,479   $   1,098,641  $   1,095,885  $          --             55
      2013                      --       1,273,925      1,239,200       1,234,798      1,230,704             --             59
      2014                      --              --      1,364,814       1,318,135      1,313,066            615             63
      2015                      --              --             --       1,532,312      1,448,309          2,663             72
      2016                      --              --             --              --      1,372,565        136,316             60
                                                                                   -------------
         Total                                                                     $   6,460,529
                                                                                   =============

----------
      (1) 2012 -- 2015 unaudited.

                                                                         NET CUMULATIVE PAID CLAIMS (1)
                                                  ----------------------------------------------------------------------------
      INCURRAL YEAR                                    2012           2013            2014             2015           2016
      -----------------------------------------   -------------   -------------   -------------   -------------   ------------
      2012                                        $     904,296   $   1,061,302   $   1,068,606   $   1,073,405   $  1,076,216
      2013                                                   --       1,027,194       1,194,336       1,203,788      1,208,430
      2014                                                   --              --       1,107,734       1,264,597      1,276,165
      2015                                                   --              --              --       1,260,002      1,392,218
      2016                                                   --              --              --              --      1,079,890
                                                                                                                  ------------
         Total                                                                                                    $  6,032,919
                                                                                                                  ============

      Outstanding liabilities prior to 2012                                                                       $    100,399
      Liabilities for unpaid losses and loss
         adjustment expenses, net of
         reinsurance                                                                                              $    528,009

----------
      (1) 2012 -- 2015 unaudited.

    The reconciliation by strategic business unit of the liability for pending policy and contract claims relating to short duration contracts to the total liability for pending policy and contract claims on the consolidated balance sheet as of December 31, 2016 is as follows:

                                                                              FINANCIAL
                                                                             INSTITUTION          GROUP
                                                                                GROUP           INSURANCE           TOTAL
                                                                           ---------------   ---------------   ---------------
      Liability for short duration pending policy and contract claims,
         net of reinsurance                                                $        39,419   $       528,009   $       567,428
      Reinsurance recoverable on pending policy and contract claims                  7,350           227,796           235,146
      Less: other liabilities (1)                                                   32,727           313,490           346,217
                                                                           ---------------   ---------------   ---------------
           Total short duration pending policy and contract claims         $        14,042   $       442,315           456,357
                                                                           ===============   ===============
      Other pending policy and contract claims                                                                          94,436
                                                                                                               ---------------
         Pending policy and contract claims                                                                    $       550,793
                                                                                                               ===============

--------
   (1) Includes components that are recognized in line items other than pending policy and contract claims on the consolidated balance sheet.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS (CONTINUED)

    SHORT DURATION CONTRACTS (CONTINUED)

    Supplementary information on the historical average annual percentage payoff of incurred claims, net of reinsurance, by strategic business unit and accident year for the year ended December 31, 2016 is as follows(1):

                                                 FINANCIAL
                                                INSTITUTION          GROUP
      INCURRAL YEAR                                GROUP           INSURANCE
      ------------------------------------   ----------------   ---------------
      1                                                  56.7%             83.2%
      2                                                  25.8%             12.2%
      3                                                   7.7%              0.8%
      4                                                   4.3%              0.4%
      5                                                   2.0%              0.3%

----------
      (1) 2012 -- 2015 unaudited.

(13)   REINSURANCE

    In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

    Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

    The effect of reinsurance on premiums for the years ended December 31 was as follows:

                                                                                2016              2015              2014
                                                                           ---------------   ---------------   ---------------
      Direct premiums                                                      $     3,168,212   $     2,861,954   $     2,623,272
      Reinsurance assumed                                                            8,227             8,760            35,056
      Reinsurance ceded                                                           (704,706)         (650,247)         (619,019)
                                                                           ---------------   ---------------   ---------------
         Net premiums                                                      $     2,471,733   $     2,220,467   $     2,039,309
                                                                           ===============   ===============   ===============

    Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations and comprehensive income were $682,956, $639,260 and $560,918 during 2016, 2015, and 2014, respectively.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

    The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

    The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals,
    (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

    The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities and the minimum withdrawal benefits on variable deferrable annuities are included in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income. For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations and comprehensive income. For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations and comprehensive income. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2016, 2015 or 2014.

    The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the present value of future withdrawal benefits in excess of the current account balance. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments a in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable, assuming the guaranteed and current benefit amounts remain constant. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

    At December 31, the Company had the following variable annuity contracts with guarantees:

                                                                                                   2016              2015
                                                                                             ---------------   ---------------
      Return of net deposits:
         In the event of death
         Account value                                                                       $     4,461,164   $     4,087,650
         Net amount at risk                                                                  $        31,335   $        46,211
         Average attained age of contractholders                                                        62.9              62.2
         As withdrawals are taken
         Account value                                                                       $       316,657   $       305,870
         Net amount at risk                                                                  $            74   $            51
         Average attained age of contractholders                                                        69.7              69.1
      Return of net deposits plus a minimum return:
         In the event of death
         Account value                                                                       $       276,717   $       245,369
         Net amount at risk                                                                  $        28,968   $        32,351
         Average attained age of contractholders                                                        69.4              68.5
         At annuitization
         Account value                                                                       $       462,113   $       487,548
         Net amount at risk                                                                  $         2,564   $         1,878
         Weighted average period remaining until expected annuitization (in years)                       2.8               3.6
         As withdrawals are taken
         Account value                                                                       $     2,953,311   $     2,591,162
         Net amount at risk                                                                  $         2,461   $         1,586
         Average attained age of contractholders                                                        64.0              63.6

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

    At December 31, the Company had the following variable annuity contracts with guarantees (Continued):


                                                                                                   2016              2015
                                                                                             ---------------   ---------------
      Highest specified anniversary account value:
         In the event of death
         Account value                                                                       $       695,763   $       706,207
         Net amount at risk                                                                  $        16,237   $        34,185
         Average attained age of contractholders                                                        63.7              62.9
         Account value adjustment on 10th contract anniversary
         Account value                                                                       $        56,157   $        21,654
         Net amount at risk                                                                  $            --   $            --
         Weighted average period remaining until expected annuitization (in years)                      59.1              58.8
      Guaranteed payout annuity floor:
         Account value                                                                       $        47,341   $        47,899
         Net amount at risk                                                                  $           204   $           557
         Average attained age of contractholders                                                        74.8              74.4

    At December 31, the Company had the following universal life and variable life contracts with guarantees:


                                                                                                  2016              2015
                                                                                             ---------------   ---------------
      Account value (general and separate accounts)                                          $     6,653,271   $     6,018,267
      Net amount at risk                                                                     $    54,920,546   $    52,696,878
      Average attained age of policyholders                                                             50.0              50.0

    Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2016 were as follows:

                                                                                                MINIMUM
                                                          MINIMUM                             GUARANTEED
                                                      GUARANTEED DEATH      GUARANTEED      WITHDRAWAL AND
                                                        AND INCOME        PAYOUT ANNUITY      ACCUMULATION    UNIVERSAL LIFE AND
                                                         BENEFITS             FLOOR             BENEFIT         VARIABLE LIFE
                                                      ----------------   ----------------   ---------------   ------------------
      Balance at beginning of year                    $          8,580   $          5,661   $        48,851   $           98,056
      Incurred guarantee benefits                                  388             (1,176)          (19,006)              33,749
      Paid guaranteed benefits                                  (1,903)               (47)               --              (12,615)
                                                      ----------------   ----------------   ---------------   ------------------
      Balance at end of year                          $          7,065   $          4,438   $        29,845   $          119,190
                                                      ================   ================   ===============   ==================

    Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2015 were as follows:

                                                          MINIMUM
                                                      GUARANTEED DEATH      GUARANTEED           MINIMUM
                                                        AND INCOME        PAYOUT ANNUITY       GUARANTEED        UNIVERSAL LIFE AND
                                                         BENEFITS             FLOOR         WITHDRAWAL BENEFIT     VARIABLE LIFE
                                                      ----------------   ----------------   ------------------   ------------------
      Balance at beginning of year                    $          4,708   $          5,802   $           36,107   $           73,534
      Incurred guarantee benefits                                4,533               (108)              12,744               42,158
      Paid guaranteed benefits                                    (661)               (33)                  --              (17,636)
                                                      ----------------   ----------------   ------------------   ------------------
      Balance at end of year                          $          8,580   $          5,661   $           48,851   $           98,056
                                                      ================   ================   ==================   ==================

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

    The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

    The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities at December 31, 2016 and 2015 (except where noted otherwise):

    - For 2016, a sample selection tool was used to select 200 scenarios from a set of 10,000 stochastically generated investment performance scenarios. For 2015, data was compiled from 1,000 stochastically generated investment performance scenarios. These were ranked by wealth factors and put into 100 groups of 10 sequentially. The mid-point of each group was chosen to run the projections used.
    - Mean investment performance was 5.60% and 5.45% for 2016 and 2015, respectively, and is consistent with DAC projections over a 10 year period.
    - Annualized monthly standard deviation was 12.00% and 15.28% for 2016 and 2015, respectively.
    -   Assumed mortality was 100% of the A2000 table.
    - Lapse rates varied by contract type and policy duration, ranging from 1.00% to 12.00% and 1.00% to 15.00% for 2016 and 2015, respectively, with an average of 8.00% for both 2016 and 2015.
    - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

    The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2016 and 2015 (except where noted otherwise):

    - Separate account investment performance assumption was 7.25% and 7.50% for 2016 and 2015, respectively.
    -   Assumed mortality was 100% of pricing levels.
    -   Lapse rates varied by policy duration, ranging from 2.00% to 9.00%.
    - Long-term general account discount rate grades from the current yield curve up to 5.75% linearly over ten years and grades up 6.50% over ten years for 2016 and 2015, respectively.
    - Separate account discount rate was 7.25% and 7.23% for 2016 and 2015, respectively

    Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

                                                            VARIABLE ANNUITY CONTRACTS            VARIABLE LIFE CONTRACTS
                                                        ----------------------------------   ---------------------------------
                                                              2016               2015              2016              2015
                                                        ----------------   ---------------   ---------------   ---------------
    Equity                                              $      2,207,834   $     2,189,978   $     1,681,955   $     1,605,711
    Bond                                                         900,737           892,847           216,544           216,416
    Balanced                                                   2,138,292         1,762,247           342,237           340,120
    Money market                                                  43,462            48,317            26,298            30,659
    Mortgage                                                      57,671            57,774            32,326            34,241
    Real estate                                                   85,648            88,063            68,683            68,243
                                                        ----------------   ---------------   ---------------   ---------------
       Total                                            $      5,433,644   $     5,039,226   $     2,368,043   $     2,295,390
                                                        ================   ===============   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(15) UNREMITTED PREMIUMS AND CLAIMS PAYABLE

    The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2016 and 2015, the liability associated with unremitted premiums and claims payable was $40,850 and $33,453, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2016 and 2015, the Company had restricted the use of $40,850 and $33,453, respectively, of its cash and cash equivalents to satisfy these premium and claims remittance payables.

(16) SHORT-TERM AND LONG-TERM DEBT

    Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principal balance. Short-term debt is debt coming due in the next 12 months.

    SHORT-TERM DEBT

    The following table provides a summary of short-term debt and related collateral for that debt as of December 31:

                                                                    LIABILITY                          COLLATERAL
                                                        ---------------------------------   ---------------------------------
                                                             2016              2015              2016              2015
                                                        ---------------   ---------------   ---------------   ---------------
      Reverse repurchase agreement                      $        50,000   $        50,000   $        57,038   $        52,816

    Periodically, the Company may enter into short-term reverse repurchase agreements in order to borrow funds for short-term operating needs or facilitate trading activity. In a reverse repurchase agreement, the Company transfers specified securities to a counterparty in exchange for cash and simultaneously agrees to reacquire the same, or substantially the same, securities at a future date for an amount equal to the cash exchanged plus an interest factor. The contractual maturity of any reverse repurchase agreement does not exceed three months. The Company maintains effective control over the securities and accounts for these agreements as collateralized borrowings. The short-term debt is collateralized by fixed maturity RMBS securities which are included in fixed maturity securities available-for-sale on the consolidated balance sheets. The difference between the proceeds and the amount at which the securities will be subsequently reacquired is recorded as a general operating expense on the consolidated statements of operations and comprehensive income.

    LONG-TERM DEBT

    The following table provides a summary of long-term debt as of December 31:

                                                                                                  2016              2015
                                                                                             ---------------   ---------------
      Surplus notes                                                                          $       118,000   $       118,000
      Federal Home Loan Bank borrowings                                                              350,000           250,000
                                                                                             ---------------   ---------------
        Total long-term debt                                                                 $       468,000   $       368,000
                                                                                             ===============   ===============

    In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company.

    All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2016 and 2015, the accrued interest was $2,832. Interest paid on the surplus notes for the years ended December 31, 2016, 2015 and 2014 was $9,735, $9,735 and $9,735, respectively.

    The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. The outstanding borrowings at December 31, 2016 have a maturity of three and seven years with principal due at those times. The Company pledged $429,293 of fixed maturity securities as collateral as of December 31, 2016. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $14,648 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The Company also currently holds FHLB common stock of $24,000, as required. The FHLB common stock is not classified as available-for-sale and is carried at cost, which approximates fair value, and is recorded in other invested assets in the consolidated balance sheets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(16) SHORT-TERM AND LONG-TERM DEBT (CONTINUED)

    LONG-TERM DEBT (CONTINUED)

    At December 31, 2016, the aggregate minimum annual long-term debt maturities for the next five years and thereafter are as follows: 2017, $0; 2018, $0; 2019, $200,000; 2020, $50,000; 2021, $75,000; thereafter, $143,000.

    Total interest paid by the Company for the years ended December 31, 2016, 2015 and 2014 was $11,633, $10,601 and $10,303, respectively.

(17) BUSINESS COMBINATIONS

    During 2016, the Company acquired the account rights of an insurance agency. The aggregate purchase price of $851 was allocated to various assets and liabilities including $783 to finite-lived intangible assets and $68 to goodwill.

    During 2015, the Company acquired the account rights of an insurance agency. The aggregate purchase price of $725 was allocated to various assets and liabilities including $658 to finite-lived intangible assets and $67 to goodwill. During 2015, the Company completed the fair value evaluation of assets acquired related to 2014 business combinations, which resulted in a decrease to goodwill of $91.

    On December 31, 2014, the Company acquired a controlling interest in an insurance asset manager. Also during 2014, the Company acquired the account rights of an insurance agency, a financial services system provider and a digital marketing development stage company. The acquisitions strengthen the Company's commitment in related businesses and support long-term growth strategies. The total consideration transferred and fair value of noncontrolling interests for these acquisitions was $68,716 and $31,493, respectively. Various assets and liabilities were recognized including $37,531 of finite-lived intangible assets and $63,945 of goodwill.

    The amount of acquisition-related additional cash consideration the Company may have to pay in 2017 and future years if certain thresholds are attained is $6,125 of which $2,694 was accrued at December 31, 2016.

(18) GOODWILL AND INTANGIBLE ASSETS

    The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                                                                                  2016              2015
                                                                                             ---------------   ---------------
      Balance at beginning of year                                                           $       109,078   $       109,102
      Additions                                                                                           68                67
      Adjustments to prior year acquisitions                                                              --               (91)
                                                                                             ---------------   ---------------
        Balance at end of year                                                               $       109,146   $       109,078
                                                                                             ===============   ===============

    Goodwill is not amortized but instead is subject to impairment tests. There were no impairments for the years ended December 31, 2016, 2015, and 2014.

    The amount of finite-lived intangible assets, excluding the VOBA, included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                                  DECEMBER 31, 2016                            DECEMBER 31, 2015
                                     -------------------------------------------  -------------------------------------------
                                         GROSS                          NET           GROSS                          NET
                                       CARRYING     ACCUMULATED      CARRYING       CARRYING      ACCUMULATED      CARRYING
                                        AMOUNT      AMORTIZATION      AMOUNT         AMOUNT      AMORTIZATION       AMOUNT
                                     -------------  ------------   -------------  -------------  -------------   ------------
      Customer relationships         $      61,332  $    (32,434)  $      28,898  $      60,802  $     (27,504)  $     33,298
      Other                                  9,604        (7,791)          1,813          9,351         (6,368)         2,983
                                     -------------  ------------   -------------  -------------  -------------   ------------
        Total finite-lived
          intangible assets          $      70,936  $    (40,225)  $      30,711  $      70,153  $     (33,872)  $     36,281
                                     =============  ============   =============  =============  =============   ============

    Finite-lived intangible assets acquired during the years ended December 31, 2016 and 2015 were $783 and $658 with a weighted average amortization period of 4 years and 9 years, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(18) GOODWILL AND INTANGIBLE ASSETS (CONTINUED)

    The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to the expected useful lives and no intangible impairments were recorded in 2016, 2015, or 2014.

    Intangible asset amortization expense for 2016, 2015, and 2014 in the amount of $6,353, $7,108, and $3,416, respectively, is included in general operating expenses on the consolidated statements of operations and comprehensive income. Projected amortization expense for the next five years is as follows: 2017, $4,757; 2018, $4,293; 2019, $3,963; 2020, $3,825; 2021,
    3,735.

(19) RELATED PARTY TRANSACTIONS

    The Company has investment advisory agreements with an affiliate, Advantus. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $23,207, $22,127and $21,013 during 2016, 2015 and 2014, respectively. As of December 31, 2016 and 2015, the amount due to Advantus under these agreements was $9,041 and $8,663, respectively.

    The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity, variable life and certain equity indexed products. Fees paid by the Company for the performance of compliance functions for these variable products totaled $1,157, $1,041 and $998 for the years ended December 31, 2016, 2015 and 2014, respectively. The Company also recognized commission expense of $104,747, $107,690 and $105,218 for the years ended December 31, 2016, 2015 and 2014, respectively. The Company recognized commissions payable to SFS in the amounts of $2,561 and $2,365 for the years ended December 31, 2016 and 2015, respectively.

    Under a marketing services agreement with SFS, the Company collects commissions for the sale of certain insurance products. For the years ended December 31, 2016, 2015 and 2014, the Company collected commissions of $3,966, $3,692 and $3,062, respectively.

    Under an assignment agreement with SFS, 12(b)-1 fees from the affiliated Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2016, 2015 and 2014, the amounts transferred were $14,404, $14,776, and $13,929, respectively.

    The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2016 and 2015, the amount payable to the Company was $25,828 and $18,789, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2016, 2015, and 2014 were $85,150, $61,317 and $68,244, respectively. The Company also has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the years ended December 31, 2016, 2015 and 2014 was $22,637, $39,038 and $25,091, respectively. The amount payable to SFG at December 31, 2016 and 2015 was $7,176 and $11,293, respectively. As of December 31, 2016 and 2015, the Company also had a receivable from SFG, in the amount of $22,066 and $24,195, respectively, related to the advance of future years' defined benefit plan expenses.

    In 2015, the Company sold an additional group variable universal life policy to SFG. The Company received premiums of $7,664, $7,664 and $2,000 in 2016, 2015 and 2014, respectively, for these policies. No claims were paid during 2016, 2015 and 2014. As of December 31, 2016 and 2015, reserves held under these policies were $53,495 and $43,546, respectively.

    The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $45,195, $42,632 and $38,231 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2016, 2015 and 2014, respectively. As of December 31, 2016 and 2015, commission revenue due to the Company from its affiliates was $523 and $2,299, respectively.

    Certain of the Company's affiliates distribute its insurance products. Product offerings include individual life and annuity and group life insurance. The Company paid $10,276, $8,471 and $8,756 in commission expenses related to the sales of these products for the years ended December 31, 2016, 2015 and 2014, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20) OTHER COMPREHENSIVE INCOME (LOSS)

    Comprehensive income (loss) is defined as any change in equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

    The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below:

                                                                                           DECEMBER 31, 2016
                                                                          ---------------------------------------------------
                                                                              BEFORE          TAX BENEFIT          NET OF
                                                                                TAX            (EXPENSE)            TAX
                                                                          ---------------   ---------------   ---------------
      Other comprehensive income (loss):
        Unrealized holding gains (losses) on securities arising during
          the period                                                      $       141,773   $       (49,407)  $        92,366
        Less: Reclassification adjustment for gains (losses) included
          in net income                                                           (17,634)            6,172           (11,462)
        Unrealized gains (losses) on securities -- OTTI                             1,734              (607)            1,127
        Adjustment to deferred policy acquisition costs                           (82,037)           28,713           (53,324)
        Adjustment to reserves                                                     12,032            (4,211)            7,821
        Adjustment to unearned policy and contract fees                            72,377           (25,332)           47,045
        Adjustment to pension and other postretirement plans                          (69)               24               (45)
        Less: Reclassification adjustment for expenses included in net
          income                                                                      374              (131)              243
                                                                          ---------------   ---------------   ---------------
          Other comprehensive income (loss)                               $       128,550   $       (44,779)  $        83,771
                                                                          ===============   ===============   ===============

                                                                                           DECEMBER 31, 2015
                                                                          ---------------------------------------------------
                                                                              BEFORE          TAX BENEFIT         NET OF
                                                                                TAX            (EXPENSE)            TAX
                                                                          ---------------   ---------------   ---------------
      Other comprehensive income (loss):
        Unrealized holding gains (losses) on securities arising during
          the period                                                      $      (481,442)  $       168,372   $      (313,070)
        Less: Reclassification adjustment for gains (losses) included
          in net income                                                            17,801            (6,231)           11,570
        Unrealized gains (losses) on securities -- OTTI                            (2,129)              745            (1,384)
        Adjustment to deferred policy acquisition costs                           208,912           (73,119)          135,793
        Adjustment to reserves                                                     22,718            (7,951)           14,767
        Adjustment to unearned policy and contract fees                          (106,247)           37,187           (69,060)
        Adjustment to pension and other postretirement plans                        3,495            (1,223)            2,272
        Less: Reclassification adjustment for expenses included in net
          income                                                                     457              (160)              297
                                                                          ---------------   ---------------   ---------------
          Other comprehensive income (loss)                               $      (336,435)  $       117,620   $      (218,815)
                                                                          ===============   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20) OTHER COMPREHENSIVE INCOME (LOSS) (CONTINUED)

    The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below (Continued):

                                                                                           DECEMBER 31, 2014
                                                                          ---------------------------------------------------
                                                                              BEFORE          TAX BENEFIT         NET OF
                                                                                TAX            (EXPENSE)            TAX
                                                                          ---------------   ---------------   ---------------
      Other comprehensive income (loss):
        Unrealized holding gains (losses) on securities arising during
          the period                                                      $       369,382   $      (129,286)  $       240,096
        Less: Reclassification adjustment for gains (losses) included in
          net income                                                              (61,090)           21,381           (39,709)
        Unrealized gains (losses) on securities -- OTTI                            (2,955)            1,034            (1,921)
        Adjustment to deferred policy acquisition costs                          (198,649)           69,527          (129,122)
        Adjustment to reserves                                                    (19,585)            6,854           (12,731)
        Adjustment to unearned policy and contract fees                           114,854           (40,199)           74,655
        Adjustment to pension and other postretirement plans                      (11,353)            3,974            (7,379)
        Less: Reclassification adjustment for expenses included in net
          income                                                                     (690)              243              (447)
                                                                          ---------------   ---------------   ---------------
          Other comprehensive income (loss)                               $       189,914   $       (66,472)  $       123,442
                                                                          ===============   ===============   ===============

    Information regarding amounts reclassified out of each component of accumulated other comprehensive income and related tax effects at December 31, 2016 were as follows:

                                                                              AMOUNT
                                                                           RECLASSIFIED
                                                                               FROM
                                                                            ACCUMULATED
                                                                               OTHER              CONSOLIDATED STATEMENT OF
                                                                           COMPREHENSIVE        OPERATIONS AND COMPREHENSIVE
                                                                              INCOME                  INCOME LOCATION
                                                                          ---------------   --------------------------------------
      Net unrealized investment gains (losses):
        Unrealized gains (losses)                                         $        18,989   Other net realized investment gains
        Unrealized OTTI losses -- OTTI on fixed maturity securities                  (777)  OTTI on fixed maturity securities
        Unrealized OTTI losses -- OTTI on other securities                           (578)  Other net realized investment gains
                                                                          ---------------
        Unrealized investment gains (losses), before income tax                    17,634
      Deferred income tax benefit (expense)                                        (6,172)
                                                                          ---------------
        Unrealized investment gains (losses), net of income tax           $        11,462
                                                                          ===============

      Pension and other postretirement plans (1):
        Amortization of prior service benefit                             $          (355)  General operating expenses
        Amortization of net actuarial losses                                          729   General operating expenses
                                                                          ---------------
        Amortization of pension and other postretirement plan items,
          before income tax                                                           374
      Deferred income tax benefit (expense)                                          (131)
                                                                          ---------------
        Amortization of pension and other postretirement plan items, net
          of income tax                                                   $           243
                                                                          ===============

----------
   (1) These accumulated other comprehensive income items are included in the computation of net periodic benefit costs. See Note 11 for further details.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20) OTHER COMPREHENSIVE INCOME (LOSS) (CONTINUED)

    Information regarding amounts reclassified out of each component of accumulated other comprehensive income and related tax effects at December 31, 2015 were as follows:

                                                                              AMOUNT
                                                                           RECLASSIFIED
                                                                               FROM
                                                                            ACCUMULATED
                                                                               OTHER              CONSOLIDATED STATEMENT OF
                                                                           COMPREHENSIVE        OPERATIONS AND COMPREHENSIVE
                                                                              INCOME                  INCOME LOCATION
                                                                          ---------------   --------------------------------------
      Net unrealized investment gains (losses):
        Unrealized gains (losses)                                         $          (319)  Other net realized investment gains
        Unrealized OTTI losses -- OTTI on fixed maturity securities               (16,569)  OTTI on fixed maturity securities
        Unrealized OTTI losses -- OTTI on other securities                           (913)  Other net realized investment gains
                                                                          ---------------
        Unrealized investment gains (losses), before income tax                   (17,801)
      Deferred income tax benefit (expense)                                         6,231
                                                                          ---------------
        Unrealized investment gains (losses), net of income tax           $       (11,570)
                                                                          ===============

      Pension and other postretirement plans (1):
        Amortization of prior service benefit                             $          (975)  General operating expenses
        Amortization of net actuarial losses                                        1,432   General operating expenses
                                                                          ---------------
        Amortization of pension and other postretirement plan items,
          before income tax                                                           457
      Deferred income tax benefit (expense)                                          (160)
                                                                          ---------------
        Amortization of pension and other postretirement plan items, net
          of income tax                                                   $           297
                                                                          ===============

----------
   (1) These accumulated other comprehensive income items are included in the computation of net periodic benefit costs. See Note 11 for further details.

    The components of accumulated other comprehensive income and related tax effects at December 31 were as follows:

                                                                  2016              2015
                                                             ---------------   ---------------
      Gross unrealized gains                                 $       552,724   $       513,616
      Gross unrealized losses                                       (132,948)         (217,979)
      Gross unrealized losses -- OTTI                                  6,640             4,906
      Adjustment to deferred policy acquisition costs               (122,927)          (40,890)
      Adjustment to reserves                                         (65,540)          (77,572)
      Adjustment to unearned policy and contract fees                 73,936             1,559
      Adjustment to pension and other postretirement plans           (11,634)          (11,939)
                                                             ---------------   ---------------
                                                                     300,251           171,701
      Deferred federal income tax expenses                           (99,485)          (54,706)
                                                             ---------------   ---------------
        Net accumulated other comprehensive income           $       200,766   $       116,995
                                                             ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(21) STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

    The Company declared and paid a dividend to SFG consisting of equity securities in the amount of $2,000 during the year ended December 31, 2016. During the year ended December 31, 2015 there were no dividends declared or paid to SFG. The Company declared and paid a cash dividend to SFG in the amount of $7,700 during the year ended December 31, 2014.

    Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2016 statutory results, the maximum amount available for the payment of dividends during 2017 by Minnesota Life Insurance Company without prior regulatory approval is $297,160.

    For the years ended December 31, 2016, 2015 and 2014 there were no capital contributions from SFG to the Company.

(22) COMMITMENTS AND CONTINGENCIES

    The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

    In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

    The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2016 and 2015, these securities were reported at fair value of $18,847 and $43,887, respectively.

    The Company has long-term commitments to fund alternative investments and real estate investments totaling $357,743 as of December 31, 2016. The Company estimates that $143,000 of these commitments will be invested in 2017, with the remaining $214,743 invested over the next four years.

    As of December 31, 2016, the Company had committed to originate mortgage loans totaling $271,675 but had not completed the originations.

    As of December 31, 2016, the Company had committed to purchase fixed maturity securities totaling $39,000 but had not completed the purchase transactions.

    The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows: 2017, $11,267; 2018, $11,267; 2019, $11,267; 2020, $11,267; 2021, $11,267. The
    Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2017, $728; 2018, $632; 2019, $606; 2020, $514; 2021, $493. Lease expense, net of sub-lease income, for the years ended December 31, 2016, 2015 and 2014 was $8,416, $8,600, and $8,755,
    respectively. The Company has lease agreements with unaffiliated companies. Income from the building leases was $131, $149 and $149 for the years ended December 31, 2016, 2015 and 2014, respectively and is reported in net investment income on the statements of operations and comprehensive income. Commitments to the Company from these agreements are as follows: 2017, $183; 2018, $165; 2019, $112; 2020, $92; 2021, $0. The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2017, $5,149; 2018, $3,769; 2019, $5,348; 2020, $4,926; 2021,
    $4,441.

    At December 31, 2016, the Company had guaranteed the payment of $37,200 of policyholder dividends and discretionary amounts payable in 2017. The Company has pledged fixed maturity securities, valued at $57,779 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(22) COMMITMENTS AND CONTINGENCIES (CONTINUED)

    The Company has a 100% coinsurance agreement for its individual disability line within its Corporate business unit. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2016 and 2015, the assets held in trust were $499,416 and $528,771, respectively. These assets are not reflected on the accompanying consolidated balance sheets.

    Occasionally, the Company will occasionally enter into loan guarantees for general agents. Management does not consider an accrual necessary relating to these guarantees.

    In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

    In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017, at which point a settlement payment/receipt will be determined. The Company expects the settlement of this agreement to be immaterial to its consolidated financial position.

    The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2019. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2016 and 2015 was approximately $2,325 and $2,487, respectively.

    The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2016 and 2015, this liability was $1,597 and $1,684, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,344 and $2,582 as of December 31, 2016 and 2015, respectively. These assets are being amortized over a five-year period.

(23) STATUTORY ACCOUNTING PRACTICES

    The Company's insurance operations, domiciled in various states, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the regulatory authority of the state of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 21 for discussion of statutory dividend limitations.

    The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiaries exceeded the minimum RBC requirements for the years ended December 31, 2016, 2015 and 2014.

    The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company's insurance operations reported net income of $84,001, $215,860 and $212,936 in 2016, 2015 and 2014, respectively.
    Statutory surplus of these operations was $2,971,602 and $2,766,405 as of December 31, 2016 and 2015, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(24) SUBSEQUENT EVENTS

    Effective February 13, 2017, the Company declared and paid a dividend to SFG consisting of equity securities in the amount of $1,953.

    The Company evaluated subsequent events through March 8, 2017, the date these financial statements were issued. There were no material subsequent events that required recognition or further disclosure in the Company's financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
        SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN
                                RELATED PARTIES
                               DECEMBER 31, 2016
                                 (IN THOUSANDS)

                                                                                                                    AS SHOWN
                                                                                                                     ON THE
                                                                                                                  CONSOLIDATED
TYPE OF INVESTMENT                                                              COST (2)           VALUE        BALANCE SHEET (1)
-------------------------------------------------------------------------   ---------------   ---------------   -----------------
Fixed maturity securities
  U.S. government                                                           $       275,240   $       293,539   $         293,539
  Agencies not backed by the full faith and credit of the U.S. government           813,892           820,335             820,335
  Foreign governments                                                                33,244            37,064              37,064
  Public utilities                                                                  850,521           882,016             882,016
  Asset-backed securities                                                           464,388           472,839             472,839
  Mortgage-backed securities                                                      3,077,081         3,177,194           3,177,194
  All other corporate fixed maturity securities                                   7,881,479         8,076,533           8,076,533
                                                                            ---------------   ---------------   -----------------
    Total fixed maturity securities                                              13,395,845        13,759,520          13,759,520
                                                                            ---------------   ---------------   -----------------

Equity securities:
  Common stocks:
    Public utilities                                                                 35,994            37,832              37,832
    Banks, trusts and insurance companies                                           183,052           212,258             212,258
    Industrial, miscellaneous and all other                                         177,930           210,295             210,295
  Nonredeemable preferred stocks                                                     92,771            92,103              92,103
                                                                            ---------------   ---------------   -----------------
    Total equity securities                                                         489,747           552,488             552,488
                                                                            ---------------   ---------------   -----------------

Mortgage loans on real estate                                                     2,544,437            xxxxxx           2,544,437
Real Estate                                                                             478            xxxxxx                 478
Policy loans                                                                        426,971            xxxxxx             426,971
Other investments                                                                   351,382            xxxxxx             351,382
Alternative investments                                                             622,676            xxxxxx             622,676
Derivative investments                                                              365,143            xxxxxx             365,143
                                                                            ---------------                     -----------------
    Total                                                                         4,311,087            xxxxxx           4,311,087
                                                                            ---------------                     -----------------

Total investments                                                           $    18,196,679            xxxxxx   $      18,623,095
                                                                            ===============                     =================

----------
(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.

(2) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN THOUSANDS)

                                                                                  AS OF DECEMBER 31,
                                                        ---------------------------------------------------------------------
                                                                           FUTURE POLICY
                                                           DEFERRED          BENEFITS,                         OTHER POLICY
                                                            POLICY        LOSSES, CLAIMS                        CLAIMS AND
                                                          ACQUISITION     AND SETTLEMENT       UNEARNED          BENEFITS
SEGMENT                                                      COSTS         EXPENSES (1)      PREMIUMS (2)         PAYABLE
-----------------------------------------------------   ---------------   ---------------   ---------------   ---------------
2016:
  Life insurance                                        $     1,118,581   $     7,918,841   $       340,397   $       484,280
  Accident and health insurance                                  16,214           580,993            59,077            66,362
  Annuity                                                       232,390         5,378,574                --               151
                                                        ---------------   ---------------   ---------------   ---------------
                                                        $     1,367,185   $    13,878,408   $       399,474   $       550,793
                                                        ===============   ===============   ===============   ===============

2015:
  Life insurance                                        $     1,065,178   $     7,065,168   $       346,821   $       491,308
  Accident and health insurance                                  16,256           604,358            53,903            63,802
  Annuity                                                       216,872         4,992,016                26               205
                                                        ---------------   ---------------   ---------------   ---------------
                                                        $     1,298,306   $    12,661,542   $       400,750   $       555,315
                                                        ===============   ===============   ===============   ===============

2014:
  Life insurance                                        $       736,625   $     6,200,251   $       199,143   $       470,683
  Accident and health insurance                                  15,208           635,083            51,460            59,802
  Annuity                                                       188,257         4,998,479                26               155
                                                        ---------------   ---------------   ---------------   ---------------
                                                        $       940,090   $    11,833,813   $       250,629   $       530,640
                                                        ===============   ===============   ===============   ===============

                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                     -------------------------------------------------------------------------------------------
                                                                                     AMORTIZATION
                                                                      BENEFITS,       OF DEFERRED
                                                         NET        CLAIMS, LOSSES      POLICY           OTHER
                                        PREMIUM       INVESTMENT    AND SETTLEMENT    ACQUISITION      OPERATING       PREMIUMS
SEGMENT                               REVENUE (3)       INCOME      EXPENSES (5)         COSTS         EXPENSES      WRITTEN (4)
----------------------------------   -------------   ------------   --------------   -------------   -------------   -----------
2016:
  Life insurance                     $   2,317,090   $    489,971   $    2,230,269   $     159,218   $     893,371
  Accident and health insurance            332,483          9,018          120,944          12,493         188,798
  Annuity                                  528,372        227,187          490,913          38,936         204,595
                                     -------------   ------------   --------------   -------------   -------------   -----------
                                     $   3,177,945   $    726,176   $    2,842,126   $     210,647   $   1,286,764   $        --
                                     =============   ============   ==============   =============   =============   ===========

2015:
  Life insurance                     $   2,299,337   $    458,314   $    2,140,844   $     153,963   $     852,632
  Accident and health insurance            339,144          9,391          128,053          11,362         185,157
  Annuity                                  270,420        221,432          246,582          46,720         193,701
                                     -------------   ------------   --------------   -------------   -------------   -----------
                                     $   2,908,901   $    689,137   $    2,515,479   $     212,045   $   1,231,490   $        --
                                     =============   ============   ==============   =============   =============   ===========

2014:
  Life insurance                     $   2,112,889   $    425,261   $    1,915,329   $     146,242   $     753,805
  Accident and health insurance            327,307          9,284          112,251          10,414         181,813
  Annuity                                  251,892        229,754          254,727          60,097         182,419
                                     -------------   ------------   --------------   -------------   -------------   -----------
                                     $   2,692,088   $    664,299   $    2,282,307   $     216,753   $   1,118,037   $        --
                                     =============   ============   ==============   =============   =============   ===========

----------
(1)  Includes policy and contract account balances
(2)  Includes unearned policy and contract fees
(3)  Includes policy and contract fees
(4)  Applies only to property and liability insurance
(5) Includes interest credited to policies and contracts and policyholder dividends

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014
                                 (IN THOUSANDS)

                                                                                                                     PERCENTAGE
                                                              CEDED TO        ASSUMED FROM                           OF AMOUNT
                                            GROSS              OTHER              OTHER              NET              ASSUMED
                                            AMOUNT           COMPANIES          COMPANIES           AMOUNT             TO NET
                                       ----------------   ----------------   ---------------   ----------------   ----------------
2016: Life insurance in force          $  1,177,857,816   $    424,182,718   $       790,568   $    754,465,666                0.1%
                                       ================   ================   ===============   ================
      Premiums:
        Life insurance                 $      2,444,925   $        623,740   $         5,268   $      1,826,453                0.3%
        Accident and health insurance           410,491             80,966             2,959            332,484                0.9%
        Annuity                                 312,796                                                 312,796                0.0%
                                       ----------------   ----------------   ---------------   ----------------
          Total premiums               $      3,168,212   $        704,706   $         8,227   $      2,471,733                0.3%
                                       ================   ================   ===============   ================

2015: Life insurance in force          $  1,150,505,390   $    346,303,049   $       838,901   $    805,041,242                0.1%
                                       ================   ================   ===============   ================
      Premiums:
        Life insurance                 $      2,379,144   $        569,017   $         5,889   $      1,816,016                0.3%
        Accident and health insurance           417,503             81,230             2,871            339,144                0.8%
        Annuity                                  65,307                 --                --             65,307                0.0%
                                       ----------------   ----------------   ---------------   ----------------
          Total premiums               $      2,861,954   $        650,247   $         8,760   $      2,220,467                0.4%
                                       ================   ================   ===============   ================

2014: Life insurance in force          $  1,073,096,250   $    326,467,564   $       823,627   $    747,452,313                0.1%
                                       ================   ================   ===============   ================
      Premiums:
        Life insurance                 $      2,155,932   $        538,929   $        31,905   $      1,648,908                1.9%
        Accident and health insurance           404,247             80,090             3,151            327,308                1.0%
        Annuity                                  63,093                 --                --             63,093                0.0%
                                       ----------------   ----------------   ---------------   ----------------
          Total premiums               $      2,623,272   $        619,019   $        35,056   $      2,039,309                1.7%
                                       ================   ================   ===============   ================

See accompanying independent auditor's report.

                                    PART C

                               OTHER INFORMATION

                           Variable Annuity Account

                  Cross Reference Sheet to Other Information

Form N-4

Item Number  Caption in Other Information

    24.      Financial Statements and Exhibits

    25.      Directors and Officers of the Depositor

    26. Persons Controlled by or Under Common Control with the Depositor or Registrant

    27.      Number of Contract Owners

    28.      Indemnification

    29.      Principal Underwriters

    30.      Location of Accounts and Records

    31.      Management Services

    32.      Undertakings

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Audited Financial Statements of Variable Annuity Account for the year ended December 31, 2016, are included in Part B of this filing and consist of the following:

     1.  Report of Independent Registered Public Accounting Firm.

     2.  Statements of Assets and Liabilities, as of December 31, 2016.

     3.  Statements of Operations, year or period ended December 31, 2016.

     4. Statements of Changes in Net Assets, years or periods ended December 31, 2016 and 2015.

     5.  Notes to Financial Statements.

     Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:

     1. Independent Auditor's Report - Minnesota Life Insurance Company and Subsidiaries.

     2. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2016 and 2015.

     3. Consolidated Statements of Operations and Comprehensive Income - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2016, 2015 and 2014.

     4. Consolidated Statements of Changes in Equity - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2016, 2015 and 2014.

     5. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2016, 2015 and 2014.

     6. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2016, 2015 and 2014.

     7. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2016.

     8. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, as of and for the years ended December 31, 2016, 2015 and 2014.

     9. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2016, 2015 and 2014.

  (b)  Exhibits

       1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed on February 28, 2005 as this exhibit 24(c)(1) to Variable Annuity Accounts Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

       2.  Not applicable.

       3. (a) The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed on April 27, 2009, as exhibit 24(c)(3) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

           (b) The Dealer Selling Agreement previously filed on July 2, 2002 as exhibit 24(c)(3)(b) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

           (c) Variable Contract Broker-Dealer Sales Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc. and Waddell & Reed, Inc. previously filed on April 21, 2006, as exhibit 24(c)(3)(c) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 12, is hereby incorporated by reference.

       4. (a) The Flexible Payment Deferred Variable Annuity Contract, form 06-70147 Rev 8-2007 previously filed on September 6, 2007 as exhibit 24(c)(4)(a) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

           (b) The Premier Death Benefit Rider, form 02-70073 previously filed on July 2, 2002 as exhibit 24(c)(4)(b) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

           (c) The Highest Anniversary Value Death Benefit Rider, form 02-70075 previously filed on July 2, 2002 as exhibit 24(c)(4)(c) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

           (d) The Endorsement, form MHC-82-9032 previously filed on July 2, 2002 as exhibit 24(c)(4)(e) to Variable Annuity Account's Form N-4, file Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

           (e) The Annuity Payment Endorsement, form MHC-83-9060 previously filed on May 21, 1999 as exhibit 24(c)(4)(f) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

           (f) The Qualified Plan Agreement, form MHC-88-9176 Rev. 8-93 previously filed on May 21, 1999 as exhibit 24(c)(4)(g) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

           (g) The Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form MHC-97-9418 previously filed on May 21, 1999 as exhibit 24(c)(4)(h) to Variable Annuity Account's Form N-4, File Number 333-79409, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

           (h) The Individual Retirement Annuity SIMPLE- (IRA) Agreement, form MHC-98-9431 previously filed on May 21, 1999 as exhibit 24(c)(4)( i ) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

      (i) The Estate Enhancement Benefit Rider, form number 03-70085, previously filed on March 12, 2004 as exhibit 24(c)(4)(k) to Variable Annuity Account's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

      (j)  The Guaranteed Income Provider Benefit Rider, form number
           03- 70086, previously filed on March 12, 2004 as exhibit 24(c)(4)(l) to Variable Annuity Account's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

      (k) The Guaranteed Minimum Withdrawal Benefit Rider, form number 04-70131 previously filed on December 22, 2004 as exhibit 24(c)(4)(o) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 6, is hereby incorporated by reference.

      (l) The Guaranteed Lifetime Withdrawal Benefit Rider, form number 05-70134 previously filed on July 29, 2005 as exhibit 24(c)(4)(p) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 10 is hereby incorporated by reference.

      (m) The Guaranteed Lifetime Withdrawal Benefit II-Single Rider, form 07-70149, previously filed on April 20, 2007 as exhibit 24(c)(4)(m) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 2, is hereby incorporated by reference.

      (n) The Guaranteed Lifetime Withdrawal Benefit II-Joint Rider, form 07-70150, previously filed on April 20, 2007 as exhibit 24(c)(4)(n) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 2, is hereby incorporated by reference.

      (o) The Guaranteed Minimum Income Benefit Rider, Form 09-70165, previously filed on October 9, 2009 as exhibit 24(c)(4)(0) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 8, is hereby incorporated by reference.

      (p) The Encore Lifetime Income -- Single Rider, Form 09-70158, previously filed on February 25, 2010 as exhibit 24(b)(4)(p) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

      (q) The Encore Lifetime Income -- Joint Rider, Form 09-70159, previously filed on February 25, 2010 as exhibit 24(b)(4)(q) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

      (r) The Individual Retirement Annuity Endorsement Traditional and SEP Annuity, Form 09-70161, previously filed on February 25, 2010 as exhibit 24(b)(4)(r) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

      (s)  The Individual Retirement Annuity Endorsement SIMPLE Annuity,
           Form 09-70163, previously filed on February 25, 2010 as exhibit 24(b)(4)(s) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

      (t)  The Individual Retirement Annuity Endorsement Roth Annuity,
           Form 09-70164, previously filed on February 25, 2010 as exhibit 24(b)(4)(t) to Variable Annuity Account's Form N-4, File
           Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

      (u) The Ovation Lifetime Income-Single Rider, form F.11-70211, filed July 13, 2011 as Exhibit 24(c)4(y) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers#27 and#178, is hereby incorporated by reference.

      (v) The Ovation Lifetime Income-Joint Rider, form F.11-70212, filed July 13, 2011 as Exhibit 24(c)4(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers#27 and#178, is hereby incorporated by reference.

      (w) The Ovation Lifetime Income II - Single Rider, form F.12-70227 previously filed on February 28, 2012 as Exhibit 24(b)(4)( aa ) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 29 and 183 is hereby incorporated by reference.

      (x) The Ovation Lifetime Income II - Joint Rider, form F.12-70228 previously filed on February 28, 2012 as Exhibit 24(b)(4)(bb) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 29 and 183 is hereby incorporated by reference.

      (y) The Premier II Death Benefit Rider, form number ICC 12-70235 previously filed on July 20, 2012 as Exhibit 24(b)(4)(a) to Variable Annuity Account's Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.

      (z) The Highest Anniversary Value II Death Benefit Rider, form number ICC 12-70234 previously filed on July 20, 2012 as Exhibit 24(b)(4)(b) to Variable Annuity Account's Form N-4, File Number 33-182763, Initial Registration Statement is hereby incorporated by reference.

      (aa) The Estate Enhancement Benefit II Rider, form number ICC 12-70236 previously filed on July 20, 2012 as Exhibit
            24(b)(4)(f) to Variable Annuity Account's Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.

      (bb) MyPath Value - Single Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70252, previously filed on June 26, 2013 as Exhibit 24(b)(4)(p) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

      (cc) MyPath Value - Joint Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC 13-70253, previously filed on June 26, 2013 as Exhibit 24(b)(4)(q) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

      (dd) MyPath Core Flex - Single Rider Guaranteed Lifetime Withdrawal Benefit; form number ICC 13-70254, previously filed on June 26, 2013 as Exhibit 24(b)(4)(r) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

      (ee) MyPath Core Flex - Joint Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70255, previously filed on June 26, 2013 as Exhibit 24(b)(4)(s) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

      (ff) MyPath Ascend - Single Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70256, previously filed on June 26, 2013 as Exhibit 24(b)(4)(t) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

      (gg) MyPath Ascend - Joint Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70257, previously filed on June 26, 2013 as Exhibit 24(b)(4)(u) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

      (hh) MyPath Summit - Single Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70258, previously filed on June 26, 2013 as Exhibit 24(b)(4)(v) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

      (ii) MyPath Summit - Joint Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70259, previously filed on June 26, 2013 as Exhibit 24(b)(4)(w) to Variable Annuity Account's
            Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

      (jj) MyPath Highest Anniversary - Single Death Benefit Rider, form number ICC 13-70260, previously filed on June 26, 2013 as
            Exhibit 24(b)(4)(x) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

      (kk) MyPath Highest Anniversary - Joint Death Benefit Rider, form number ICC 13-70261, previously filed on June 26, 2013 as
            Exhibit 24(b)(4)(y) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

      (ll) MyPath Ascend 2.0 - Single Rider, form number ICC 14-70270, previously filed on August 1, 2014 as Exhibit 24(b)(4)(v) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 7 and 236, is hereby incorporated by reference.

      (mm) MyPath Ascend 2.0 - Joint Rider, form number ICC-70271, previously filed on August 1, 2014 as Exhibit 24(b)(4)(w) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 7 and 236, is hereby incorporated by reference.

      (nn) Endorsement, form number 14-70265, previously filed on February 26, 2015, as Exhibit 24(b)(4)(y) to Variable Annuity Account's Form N-4, File Number 333-182763, Post- Effective Amendment Numbers 9 and 241, is hereby incorporated by reference.

  5.  (a)   The Variable Annuity Application, Form ICC-70296, previously filed on February 18, 2016 as Exhibit 24(b)(5)(a) to Variable Annuity
            Account's Form N-4, File Number 333-182763 Post-Effective
            Amendment Numbers 12 and 258, is hereby incorporated by reference.

  6.  Certificate of Incorporation and Bylaws.

      (a) The Restated Certificate of Incorporation previously filed on February 28, 2005 as this exhibit 24(c)(6)(a) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

      (b) The Bylaws of the Depositor previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form N-6, File
            Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

  7.  Not applicable.

  8.  (a)   Participation Agreement among Securian Funds Trust, Advantus
            Capital Management, Inc. and Minnesota Life Insurance Company dated May 1, 2014 previously filed as Exhibit 24(6)(8)(a)to
            Variable Annuity Account's Form N-4, File Number 333-182763,Post
            Effective Amendment Numbers 8 and 239, on September 30, 2014, is hereby incorporated by reference.

            (i) Shareholder Information Agreement among Securian Funds Trust and Minnesota Life Insurance Company, previously filed as
                 Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

      (b) Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life Account's Form N-6,

         File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

         (i) Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

         (ii) Amendment to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

         (iii) Amendment Dated December 1, 2002 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on
                 February 27, 2003 as exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

         (iv) Amendment Dated March 1, 2004 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as
                 Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 14, is hereby incorporated by reference.

         (v) Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as
                 Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

         (vi) Amendment Number Two to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(d)(vi) to Variable Annuity Account's
                 Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

         (vii) Amendment Number Seven to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(b)(vii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

         (viii) Amendment Number Eight to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as
                 Exhibit 26(h)(2)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

    (c) Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(3) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

          (i) First Amendment to Amended and Restated Participation Agreement among Minnesota Life Insurance Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Fund IV, previously filed on December 14, 2007 as exhibit 26(h)(4)(ii) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (c1) Amended and Restated Service Contract in connection with Fidelity Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Variable Insurance Products Fund V, previously filed on December 14, 2007 as exhibit 26(i)(4) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File
          Number 333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (d) Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as
          Exhibit 8(d) to Variable Annuity Account's Form N-4, File
          Number 811-4294, Post-Effective Amendment Number 193, on July 20, 2012, is hereby incorporated by reference.

    (e) Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

          (i) First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(l)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (f) Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

          (i) First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (g) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds , Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

          (i) Amendment No. 1 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds , Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

          (ii) Amendment No. 2 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds , Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x)(ii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

         (iii) Amendment No. 3 to the Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds , Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(7)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

         (iv) Amendment No. 4 to Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds , Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(7)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

         (v)     Amendment No. 5 to Participation Agreement among
                 Oppenheimer Variable Accounts Funds, OppenheimerFunds , Inc. and Minnesota Life Insurance Company filed on
                 December 20, 2006 as exhibit 24(c)(k)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

         (vi) Amendment No. 6 to Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds , Inc. and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(g)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

         (vii) Amendment No. 7 to Participation Agreement by and among Oppenheimer Variable Account Funds, OppenheimerFunds , Inc. and Minnesota Life Insurance Company effective August 1, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(g)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

         (viii) Amendment No. 8 to Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and Minnesota Life Insurance Company previously filed on September 7, 2011 as exhibit 24(b)(8)(g)(viii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 28 and 182 is hereby incorporated by reference.

         (ix) Amendment No. 9 to Participation Agreement by and among Oppenheimer Variable Account Funds, OppenheimerFunds , Inc. and Minnesota Life Insurance Company, previously filed as
                 Exhibit 26(h)(5)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

    (h) Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds , Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

         (i) Amendment No. 1 to Participation Agreement among Panorama Series Fund Inc., OppenheimerFunds , Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

         (ii) Amendment No. 2 to Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds , Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y)(ii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

         (iii) Amendment No. 3 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds , Inc. and Minnesota Life Insurance Company, previously filed as
                Exhibit 26(h)(8)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

         (iv) Amendment No. 4 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds , Inc. and Minnesota Life Insurance Company, previously filed as
                Exhibit 26(h)(8)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

         (v) Amendment No. 5 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds , Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(l)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

         (vi) Amendment No. 6 to the Participation Agreement among Panorama Series Fund, Inc., Oppenheimer Funds, Inc. and Minnesota Life Insurance Company, previously filed as
                Exhibit 26(h)(6)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

    (i) Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

         (i) Schedule A (as amended May 1, 2003 to Minnesota Life Insurance Company Participation Agreement filed on
                April 29, 2003 as exhibit 24(c)(8)(z)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

         (ii) Amendment No. 1 to Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(m)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

         (iii) Amendment No. 2 to the Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on December 15, 2008 as exhibit 24(c)(8)(i)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 17, is hereby incorporated by reference.

         (iv) Third Amendment to Supplement to Participation Agreement among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(i)(iv) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

          (v) Fourth Amendment to Participation Agreement among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company, previously filed on April 27, 2015 as exhibit 24(b)8(h)(v) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

    (j) Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

          (i) Schedule A as amended May 1, 2003 to the Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

          (ii) Amendment No. 1 to the Participation Agreement dated March 4, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

          (iii) Amendment No. 2 to the Participation Agreement dated March 2, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

          (iv) Amendment No. 3 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(n)(iv) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

          (v) Amendment No. 4 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective April 30, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(j)(v) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

    j(1) Administrative Services Agreement between Invesco Advisors, Inc. and Minnesota Life Insurance Company dated October 1, 2016, previously filed on November 8, 2016 as exhibit 24(b)(8)(i)(1) to Variable Annuity Account's Form N-4, File Number 333-212515 Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (k) Shareholder Services Agreement among American Century Investment Services, Inc. and Minnesota Life Insurance Company filed on
          April 30, 2003 as exhibit 27(h)(11) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

          (i) Amendment No. 1 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investments, Inc., previously filed as
                 Exhibit 26(h)(8)(11)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post- Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

         (ii) Amendment No. 2 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investment Services, Inc., previously filed on October 4, 2007 as Exhibit 24(c)(8)(k)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

         (iii) Amendment No. 3 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investment Services, Inc., previously filed as
                Exhibit 26(h)(9)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

         (iv) Amendment No. 4 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investment Services, Inc., previously filed as
                Exhibit 26(h)(9)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

    (l) Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

         (i) Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

         (ii) Amendment No. 2 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

         (iii) Amendment No. 3 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as
                Exhibit 26(h)(13)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

         (iv) Amendment No. 4 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as
                Exhibit 26(h)(13)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

         (v) Letter dated December 7, 2005 amending Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

         (vi) Amendment No. 5 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial

                 Services Company and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(p)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

         (vii) Fee letter dated September 1, 2010 referencing the Participation Agreement by and among the MFS Variable Insurance Trust, Minnesota Life Insurance and Massachusetts Financial Services Company previously filed on April 25, 2011 as exhibit 24(c)(8)(l)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

         (viii) Amendment No. 6 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company and Massachusetts Financial Services Company effective September 1, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(l)(viii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

         (viv) Joinder to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company previously filed on September 7, 2011 as exhibit 24(b)(8)(1)( viv )to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 28 and 182 is hereby incorporated by reference.

         (x) Amendment No. 7 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27, 2015 as exhibit 26(h)(6)(xi) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

         (xi) Amendment No. 8 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27, 2015 as exhibit 26(h)(6)(xii) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

    (m) Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

         (i) Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

         (ii) Amendment No. 2 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(iii) to Minnesota Life Variable Universal Life Account's
                 Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

      (iii) Amendment No. 3 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

      (iv) Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as
              Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

      (v) Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(q)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

      (vi) Amendment No. 6 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

      (vii) Amendment to Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc. Minnesota Life Insurance Company and Securian Financial Services, Inc. effective August 16, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(m)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

      (viii) Amendment No. 7 to Participation Agreement dated May 1,2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

      (ix) Participation Agreement Addendum dated May 1, 2012 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

      (x) Amendment No.8 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

      (xi)    Amendment No.10 to Participation Agreement dated

                May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xiii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

    (n) Waddell & Reed Target Funds, Inc. Participation Agreement, previously filed on February 19, 2004 as exhibit 27(h)(15) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

         (i) Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as
                Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

         (ii) Second Amendment to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc. previously filed as Exhibit 24(c)(8)(n)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 6 on February 27, 2009, is hereby incorporated by reference.

         (iii) Third Amendment to Target Funds Participation Agreement among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(n)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

         (iv) Fourth Amendment to Ivy Funds Variable Insurance Portfolios Participation Agreement (Excludes Products Sold Through W&R Distribution System) among Minnesota Life Insurance Company, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

    (o) Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Minnesota Life Insurance Company previously filed on April 29, 2003 as
         Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post- Effective Amendment Number 2, is hereby incorporated by reference.

         (i) Amendment Number one to the Agreement between Van Kampen Asset Management, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(s)(i) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

         (ii) Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company, Van Kampen Life Investment Trust, Van Kampen Funds, Inc. and Van Kampen Asset Management previously filed on April 27, 2010 as exhibit 26(h)(15)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

    (p) Shareholder Information Agreement between Advantus Series Fund, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as
         Exhibit 26(h)(l)(iv) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17 is hereby incorporated by reference.

    (q) Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant's Form N-6, File
         Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

    (r) Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

    (s) Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(s) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (t) Shareholder Information Agreement between American Century Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(t) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (u) Rule 22c-2 Agreement between Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(u) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (v) Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (w) Shareholder Information Agreement Under Rule 22c-2 of the Investment Company Act of 1940 among OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (x) Rule 22c-2 Agreement among Putnam Fiduciary Trust Company, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (y) Van Kampen Life Investment Trust Shareholder Information Agreement among Van Kampen Funds Inc., Van Kampen Life Investment Trust, and Minnesota Life Insurance Agreement previously filed on September 6, 2007 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (z) Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., and AllianceBernstein Investments, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

         (i) Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., AllianceBerstein L.P. and AllianceBernstein Investments, Inc. previously filed on

                 April 27, 2010 as exhibit 26(h)(21)(ii)to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

          (ii) Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., AllianceBernstein L.P., and AllianceBernstein Investments, Inc., previously filed as Exhibit 26(h)(21)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on
                 April 24, 2013, is hereby incorporated by reference.

    (aa) Fund Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, Alps Advisers, Inc. and Alps Distributors, Inc. , previously filed on October 4, 2007 as
          Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

          (i) Amendment Number One to the Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc. filed on February 25, 2010 as exhibit 24(b)(8)(aa)(i) to Variable Annuity Account's Form N-4, File Number 333-136242, Post- Effective Amendments 11 and 161 is hereby incorporated by reference.

          (ii) Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc. previously filed on April 27, 2010 as exhibit 26(h)(18)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post- Effective Amendment Number 30, is hereby incorporated by reference.

          (iii) Amendment Number Three to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as Exhibit 26(h)(18)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on
                 April 25, 2014, is hereby incorporated by reference.

          (iv) Amendment Number Four to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as Exhibit 26(h) (l8)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on
                 April 25, 2014, is hereby incorporated by reference.

          (v) Amendment Number Five to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as Exhibit 26(h)
                 (18)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

    (bb) Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., Morgan Stanley Investment Management Inc., and Minnesota Life Insurance Company , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

          (i) Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment

                 Management Inc. previously filed on April 27, 2010 as
                 exhibit 26(h)(17)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

          (ii) Second Amendment to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc., previously filed on April 27, 2105 as exhibit 24(b)8(y)(ii) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

          (iii) Third Amendment to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc., previously filed on April 27, 2015 as exhibit 24(b)8(y)(iii) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

    (cc) Fund Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and Minnesota Life Insurance Company, previously filed on October 9, 2009 as
          Exhibit 24(c)(8)(cc) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 8, is hereby incorporated by reference.

    (dd) Selling Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust between Allianz Global Investors Distributors LLC and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(dd) to Variable Annuity Account's
          Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

          (i) Amendment to Selling Agreement between Minnesota Life Insurance Company, and PIMCO Investments LLC, previously filed as Exhibit 26(h)(22)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

    (ee) PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust between Pacific Investment Management Company LLC and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(ee) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

          (i) Amendment No.1 to PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust Effective May 1, 2013, previously filed as Exhibit 26(h)(22)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

    (ff) Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC previously filed on April 25, 2011 as exhibit 24(c)(8)(ff) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

          (i) Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO Investments LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(22)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

          (ii) Amendment to Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Investments LLC, previously filed as Exhibit 26(h)(22)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

          (iii) Second Amendment to the Participation Agreement by and among PIMCO Investments LLC, PIMCO Variable Insurance Trust, and Minnesota Life Insurance Company, previously filed on
                 April 27, 2015 as exhibit 26(h)(8)(viii) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

    (gg) Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(gg) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

          (i) Amendment to Participation Agreement between Goldman Sachs Variable Insurance Trust and Minnesota Life Insurance Company previously filed as Exhibit 8(dd)(i) to Variable Annuity Account's Form N-4, File Number 811-4294, Post-Effective Number 193, on July 20, 2012, is hereby incorporated by reference.

          (ii) Second Amendment to Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(23)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

          (iii) Third Amendment to Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(23)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

    (hh) Administrative Services Agreement between Goldman Sachs Asset Management, L.P. and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(hh) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

          (i) Amendment to Administrative Services Agreement Between Goldman Sachs Asset Management, L.P. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(23)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on
                 April 24, 2013, is hereby incorporated by reference.

          (ii) Services Agreement between Goldman, Sachs & Co. and Minnesota Life Insurance Company. previously filed on April 25, 2011 as exhibit 24(c)(8)(ii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

    (jj) Fund Participation and Service Agreement among Minnesota Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series previously filed on April 25, 2011 as exhibit 24(c)(8)(jj) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

          (i) Amendment No. 1 to Fund Participation and Service Agreement among Minnesota Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series, previously filed as Exhibit 26(h)(24)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

          (ii) Second Amendment to the Business Agreement by and among Minnesota Life Insurance Company, Securian Financial Services, Inc., American Funds Distributors, Inc., and Capital Research and Management Company, previously filed as
                Exhibit 26(h)(24)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

    (kk) Business Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company previously filed on April 25, 2011 as exhibit 24(c)(8)(kk) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

    (ll) American Funds Rule 22c-2 Agreement among American Funds Service Company and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(ll) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

    (mm) Distribution and Shareholder Services Agreement dated March 9, 2012 between Northern Lights Variable Trust and Minnesota Life Insurance Company, previously filed on April 27, 2012 as Exhibit 24(c)(8)(mm) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 15 and 192, is hereby reference.

    (nn) Fund Participation Agreement dated March 12, 2012 among Northern Lights Variable Trust, Minnesota Life Insurance Company, Northern Lights Distributors, LLC and ValMark Advisers, Inc., previously filed on April 27, 2012 as Exhibit 24(c)(8)(nn) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 15 and 192, is hereby incorporated by reference.

          (i) First Amendment to the Participation Agreement among Northern Lights Variable Trust, Northern Lights Distributors, LLC, Valmark Advisers, Inc., and Minnesota Life Insurance Company dated October 8, 2012, previously filed on April 25, 2014 as exhibit 24(c)(8) (kk)(i) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 5 and 226,is hereby incorporated by reference.

          (ii) Second Amendment to the Participation Agreement among Northern Lights Variable Trust, Northern Lights Distributors, LLC, ValMark Advisers, Inc., and Minnesota Life Insurance Company dated March 12, 2012 as authorized November 5, 2013, previously filed on April 25, 2014 as exhibit 24(c)(8)(kk)(ii) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 5 and 226, is hereby incorporated by reference.

    (oo) Participation Agreement among Minnesota Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Fund Adviser, LLC and Legg Mason Investor Services, LLC., previously filed on April 27, 2015 as exhibit 24(b)8(mm) to

             Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

       (pp) Administrative Services Agreement between Minnesota Life Insurance Company and Legg Mason Investor Services, LLC. , previously filed on April 27, 2015 as exhibit 24(b)8(nn) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

  9.   Opinion and consent of Michael P. Boyle, Esq.

  10.  Opinion and Consent of KPMG LLP.

  11.  Not applicable.

  12.  Not applicable.

  13.  Minnesota Life Insurance Company Power of Attorney to sign
       Registration Statements.

Item 25.  Directors and Officers of the Minnesota Life Insurance Company


 Name and Principal                     Position and Offices
 Business Address                       with Minnesota Life
 ------------------                     -------------------------------------

 Eric J. Bentley                        Second Vice President
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Michael P. Boyle                       Second Vice President
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Mary K. Brainerd                       Director
 HealthPartners
 8170 33rd Avenue South
 Bloomington, MN 55425

 John W. Castro                         Director
 898 Glouchester Street
 Boca Raton, FL 33487

 Gary R. Christensen                    Director, Attorney-in-Fact,
 Minnesota Life Insurance Company       Senior Vice President, General
 400 Robert Street North                Counsel and Secretary
 St. Paul, MN 55101

 Susan L. Ebertz                        Vice President
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Robert J. Ehren                        Senior Vice President
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Julio A. Fesser                        Second Vice President
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Kristi L. Fox                          Vice President, Group Insurance
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Craig J. Frisvold                      Vice President
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Sara H. Gavin                          Director
 Weber Shandwick Minneapolis
 8000 Norman Center Drive
 Suite 400
 Bloomington, MN 55437

 Eric B. Goodman                        Director
 101 North 7th St
 Suite 202
 Louisville, KY 40202

 Christopher M. Hilger                  President, CEO and Director
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 John H. Hooley                         Director
 4623 McDonald Drive Overlook
 Stillwater, MN 55082

 Daniel H.Kruse                         Vice President
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 David J. LePlavy                       Senior Vice President, Treasurer
 Minnesota Life Insurance Company       and Controller
 400 Robert Street North
 St. Paul, MN 55101

 Andrea L. Mack                         Second Vice President,
 Minnesota Life Insurance Company       Individual Product Solutions Group
 400 Robert Street North
 St. Paul, MN 55101

 Susan Munson-Regala                    Second Vice President and Actuary
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Jean Delaney Nelson                    Senior Vice President
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Maria H. O'Phelan                      Second Vice President
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Kathleen L. Pinkett                    Senior Vice President
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Daniel P. Preiner                      Second Vice President and Corporate
 Minnesota Life Insurance Company       Compliance Officer
 400 Robert Street North
 St. Paul, MN 55101

 Trudy A. Rautio                        Director
 Carlson
 701 Carlson Parkway
 Minnetonka, MN 55305-8215

 Robert L. Senkler                      Chairman and Director
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Bruce P. Shay                          Director and Executive
 Minnesota Life Insurance Company       Vice President
 400 Robert Street North
 St. Paul, MN 55101

 Loyall E. Wilson                       Second Vice President
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 John A. Yaggy                          Second Vice President and
 Minnesota Life Insurance Company       Assistant Controller
 400 Robert Street North
 St. Paul, MN 55101

 Warren J. Zaccaro                      Director, Executive Vice President
 Minnesota Life Insurance Company       and Chief Financial Officer
 400 Robert Street North
 St. Paul, MN 55101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

    .  Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

    .  Securian Financial Group, Inc. (Delaware)
    .  Capitol City Property Management, Inc.
    .  Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

    .  Minnesota Life Insurance Company
    .  Securian Ventures, Inc.
    .  Advantus Capital Management, Inc.
    .  Securian Financial Services, Inc.
    .  Securian Casualty Company
    .  H. Beck, Inc. (Maryland)
    .  Ochs, Inc.
    .  Lowertown Capital, LLC

    .  Securian Holding Company Canada, Inc. (British Columbia, Canada)


Wholly-owned subsidiaries of Minnesota Life Insurance Company:



    .  Allied Solutions, LLC (Indiana)
    .  Securian Life Insurance Company
    .  American Modern Life Insurance Company (Ohio)
    .  Marketview Properties, LLC
    .  Marketview Properties II, LLC
    .  Marketview Properties IV, LLC
    .  Marketview Properties III, LLC
    .  Securian AAM Holdings, LLC (Delaware)
    .  Oakleaf Service Corporation

Majority-owned subsidiary of Securian AAM Holdings, LLC:

    .  Asset Allocation & Management Company, L.L.C. (Delaware)

Wholly-owned subsidiary of American Modern Life Insurance Company:

    .  Southern Pioneer Life Insurance Company (Arkansas)


Wholly-owned subsidiary of Securian Holdings Company Canada, Inc:

    .  Securian Canada, Inc. (British Columbia, Canada)


Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:

    .  Securian Funds Trust

Majority-owned subsidiary of Securian Financial Group, Inc.:

    .  Securian Trust Company, N.A.

Fifty percent-owned subsidiary of Minnesota Life Insurance Company:

    .  CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of April 2, 2017 the number of holders of Securities of this class were

            -
as follows:


       Title of Class          Number of Record Holders
       --------------          ------------------------
 Variable Annuity Contracts-            3,612
      Multioption Extra


ITEM 28.  INDEMNIFICATION

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Annuity Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:
               Variable Fund D
               Variable Annuity Account
               Minnesota Life Variable Life Account

               Minnesota Life Individual Variable Universal Life Account

               Minnesota Life Variable Universal Life Account

               Securian Life Variable Universal Life Account

    (b)  Directors and Officers of Securian Financial Services, Inc.:


                                        Positions and
 Name and Principal                     Offices
 Business Address                       with Underwriter
 ------------------                     -------------------------------------
 George I. Connolly                     President, Chief
 Securian Financial Services, Inc.      Executive Officer and
 400 Robert Street North                Director
 St. Paul, MN 55101

 Gary R. Christensen                    Director
 Minnesota Life
   Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Warren J. Zaccaro                      Director
 Minnesota Life
   Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Loyall E. Wilson                       Executive Vice President, Chief
 Securian Financial Services, Inc.      Compliance Officer and
 400 Robert Street North                Secretary
 St. Paul, MN 55101

 Peter G. Berlute                       Vice President-Business
 Securian Financial Services, Inc.      Operations and Treasurer
 400 Robert Street North
 St. Paul, MN 55101

 Jeffrey D. McGrath                     Vice President
 Securian Financial Services, Inc.
 400 Robert Street North
 St. Paul, MN 55101

 Kimberly K. Carpenter                  Vice President-Compliance and
 Securian Financial Services, Inc.      Assistant Secretary
 400 Robert Street North
 St. Paul, MN 55101

 Kjirsten G. Zellmer                    Vice President & Business
 Securian Financial Services, Inc.      Operations
 400 Robert Street North
 St. Paul, MN 55101


    (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

  Name of    Net Underwriting Compensation on
 Principal    Discounts and    Redemption or   Brokerage     Other
Underwriter    Commissions     Annuitization  Commissions Compensation
-----------  ---------------- --------------- ----------- ------------
Securian
  Financial,
  Services
  Inc.         $42,812,746          ---           ---         ---

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

 ITEM 31.  MANAGEMENT SERVICES

 None.

 ITEM 32.  UNDERTAKINGS

      (a) Minnesota Life Insurance Company hereby represents that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

      (b) Minnesota Life Insurance Company hereby represents that it will include as part of the prospectus, a toll-free number and a written communication included within the prospectus, that allows an applicant to call or write to request a Statement of Additional Information.

      (c) Minnesota Life Insurance Company hereby represents that it will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

      (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Minnesota Life Insurance Company.

                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and that it has caused this Registration Statement to be signed on its behalf by the undersigned, in the City of St. Paul and the State of Minnesota on the 25th day of April, 2017.


                                                VARIABLE ANNUITY ACCOUNT
                                                (Registrant)

                                           By:  MINNESOTA LIFE INSURANCE COMPANY
                                                (Depositor)

                                           By      /s/ Christopher M. Hilger
                                                --------------------------------
                                                     Christopher M. Hilger
                                                 President and Chief Executive
                                                            Officer


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Minnesota Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and that it has caused this Registration Statement to be signed on its behalf by the undersigned, in the City of Saint Paul, and the State of Minnesota, on the 25th day of April, 2017.


                                                MINNESOTA LIFE INSURANCE COMPANY

                                            By     /s/ Christopher M. Hilger
                                                --------------------------------
                                                     Christopher M. Hilger
                                                 President and Chief Executive
                                                            Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


        Signature                Title                            Date
        ---------                -----                            ----
/s/ Christopher M. Hilger        President and Chief         April 25, 2017
                                 Executive Officer                 --
---------------------------
Christopher M. Hilger

*                                Chairman of the Board
---------------------------
Robert L. Senkler

*                                Director
---------------------------
Mary K. Brainerd

*                                Director
---------------------------
John W. Castro

*                                Director
---------------------------
Gary R. Christensen

*                            Director
-------------------------
Sara H. Gavin

*                            Director
-------------------------
Eric B. Goodman

*                            Director
-------------------------
John H. Hooley

*                            Director
-------------------------
Trudy A. Rautio

*                            Director
-------------------------
Bruce P. Shay

*                            Director
-------------------------
Warren J. Zaccaro


/s/ Warren J. Zaccaro        Executive Vice President          April 25, 2017
-------------------------    and Chief Financial Officer             --
Warren J. Zaccaro            (chief financial officer)


/s/ Warren J. Zaccaro        Executive Vice President          April 25, 2017
-------------------------    and Chief Financial Officer             --
Warren J. Zaccaro            (chief accounting officer)

/s/ David J. LePlavy         Senior Vice President, Treasurer  April 25, 2017
-------------------------    and Controller (treasurer)              --
David J. LePlavy


/s/ Gary R. Christensen      Director, Attorney-in-Fact,       April 25, 2017
-------------------------    Senior Vice President,                  --
Gary R. Christensen          General Counsel and Secretary


* Pursuant to power of attorney dated October 17, 2016, a copy of which is filed herewith.

                                 EXHIBIT INDEX


EXHIBIT NUMBER  DESCRIPTION OF EXHIBIT
--------------  ----------------------
9.              Opinion and consent of Michael P. Boyle, Esq.

10.             Opinion of KPMG LLP.

13. Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.